UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA	50309
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2016
Date of reporting period:	February 29, 2016

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Institutional, J, & R Share Classes

Semiannual Report

February 29, 2016

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Princor Financial Services Corporation

Principal Trust Company

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Principal Green Property Fund Employees II, LLC

Principal Real Estate Debt Fund I, LP

Principal Real Estate Debt Fund, GP, LLC

Edge Asset Management, Inc. / Spectrum Asset Management, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

First Dental Health

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to:

  people who own or apply for our products or services for personal use.
  employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to safeguard personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, when applicable, credit reports, property values and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values and balances.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we collect when you visit our websites.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group for several reasons, including:

  to assist us in servicing your account;
  to help design and improve products;
  to protect against potential identity theft or unauthorized transactions;
  in response to a subpoena or for other legal purposes;
  to prevent fraud;
  to comply with inquiries from government agencies or other regulators;
  with others that service your account, or that perform services on our behalf;
  with others with whom we may have joint marketing agreements. These include financial services companies (such as other insurance companies, banks or mutual fund companies); and
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

MM 2458-13

01/2016

F445PS-15

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

To contact us, please call 1-800-986-3343.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws. If a state’s privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

MM 2458-13

01/2016

F456PS-15

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following

companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Princor Financial Services Corporation

Principal Trust Company

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Principal Green Property Fund Employees II, LLC

Principal Real Estate Debt Fund I, LP

Principal Real Estate Debt Fund, GP, LLC

Edge Asset Management, Inc. / Spectrum Asset Management, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

First Dental Health

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to individual residents of California who:

  own or apply for our products or services for personal use.
  are employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to protect personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, credit reports and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we receive when you visit our websites.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group or with others for several reasons, including:

  to assist us in servicing your account;
  to help design and improve products;
  to protect against potential identity theft or unauthorized transactions;
  in response to a subpoena or for other legal purposes;
  to prevent fraud;
  to comply with inquiries from government agencies or other regulators;
  with others that service your account, or that perform services on our behalf; or
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

BB 9338-12

01/2016

F445CA-12

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate
changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL
GROUP

Several companies within the Principal Financial Group are
listed at the top of this Notice. The companies of the Principal
Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

To contact us, please call 1-800-986-3343.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law. Our privacy practices comply with all applicable laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

BB 9338-12

01/2016

F445CA-12

Financial Statements	1
Notes to Financial Statements	34
Schedules of Investments	63
Financial Highlights (Includes performance information)	186
Shareholder Expense Example	202
Supplemental Information	204

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)
					Credit
			Bond Market		Opportunities
Amounts in thousands, except per share amounts	Blue Chip Fund		Index Fund		Explorer Fund
Investment in securities--at cost	$1,200,029		$1,378,788		$18,816
Assets
Investment in securities--at value	$1,201,136		$1,384,459		$17,817
Cash	756		–		11
Deposits with counterparty	–		81		150
Receivables:
Dividends and interest	1,342		6,701		170
Expense reimbursement from Manager	–		30		6
Fund shares sold	249		246		–
Investment securities sold	233		19,826		279
OTC swap agreements--at value (premiums paid $0, $0 and $0)	–		–		1
Variation margin on financial derivative instruments	–		–		12
Total Assets	1,203,716		1,411,343		18,446
Liabilities
Accrued management and investment advisory fees	638		252		9
Accrued administrative service fees	–		3		–
Accrued distribution fees	18		10		2
Accrued service fees	–		16		–
Accrued transfer agent fees	9		3		1
Accrued directors' expenses	1		1		1
Accrued professional fees	11		19		17
Accrued other expenses	37		8		9
Payables:
Dividends payable	–		–		50
Fund shares redeemed	456		738		–
Investment securities purchased	956		134,044		594
Short sales (proceeds received $0, $440 and $0)	–		441		–
OTC swap agreements--at value (premiums received $0, $0 and $0)	–		–		1
Variation margin on financial derivative instruments	–		–		15
Total Liabilities	2,126		135,535		699
Net Assets Applicable to Outstanding Shares	$1,201,590		$1,275,808		$17,747
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,206,193		$1,270,718		$20,100
Accumulated undistributed (overdistributed) net investment income (loss)	369		2,178		27
Accumulated undistributed (overdistributed) net realized gain (loss)	(6,079)		(2,758)		(1,367)
Net unrealized appreciation (depreciation) of investments	1,107		5,670		(1,011)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		–		(2)
Total Net Assets	$1,201,590		$1,275,808		$17,747
Capital Stock (par value: $.01 per share):
Shares authorized	950,000		710,000		200,000
Net Asset Value Per Share:
Class A: Net Assets	$28,642		N/A		$8,914
Shares Issued and Outstanding	1,963				1,011
Net Asset Value per share	$14.59				$8.82
Maximum Offering Price	$15.44				$9.16
Class C: Net Assets	$15,921		N/A		N/A
Shares Issued and Outstanding	1,109
Net Asset Value per share	$14.36	(a)
Class J: Net Assets	N/A		$31,141		N/A
Shares Issued and Outstanding			2,875
Net Asset Value per share			$10.83	(a)
Class P: Net Assets	$13,165		N/A		N/A
Shares Issued and Outstanding	897
Net Asset Value per share	$14.67
Institutional: Net Assets	$1,143,862		$1,163,909		$8,833
Shares Issued and Outstanding	77,900		105,721		1,000
Net Asset Value per share	$14.68		$11.01		$8.83
R-1: Net Assets	N/A		$1,522		N/A
Shares Issued and Outstanding			141
Net Asset Value per share			$10.83
R-2: Net Assets	N/A		$2,959		N/A
Shares Issued and Outstanding			273
Net Asset Value per share			$10.84
R-3: Net Assets	N/A		$14,455		N/A
Shares Issued and Outstanding			1,337
Net Asset Value per share			$10.81
R-4: Net Assets	N/A		$34,785		N/A
Shares Issued and Outstanding			3,213
Net Asset Value per share			$10.83
R-5: Net Assets	N/A		$27,037		N/A
Shares Issued and Outstanding			2,488
Net Asset Value per share			$10.87

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)
	Diversified Real	Dynamic High Yield	EDGE
Amounts in thousands, except per share amounts	Asset Fund	Explorer Fund	MidCap Fund
Investment in securities--at cost	$3,929,928	$15,129	$156,714
Foreign currency--at cost	$9,921	$–	$–
Assets
Investment in securities--at value	$3,617,870	$13,742	$158,150
Foreign currency--at value	10,047	–	–
Cash	2,234	10	–
Deposits with counterparty	1,807	–	–
Receivables:
Dividends and interest	6,659	127	315
Expense reimbursement from Manager	40	8	–
Foreign currency contracts	20,510	–	–
Fund shares sold	10,741	1	4
Investment securities sold	35,326	371	470
OTC swap agreements--at value (premiums paid $0, $0 and $0)	147	–	–
Variation margin on financial derivative instruments	510	–	–
Prepaid expenses	–	–	3
Total Assets	3,705,891	14,259	158,942
Liabilities
Accrued management and investment advisory fees	2,275	7	91
Accrued distribution fees	42	1	–
Accrued transfer agent fees	485	–	–
Accrued directors' expenses	1	1	1
Accrued professional fees	33	21	8
Accrued other expenses	–	8	–
Payables:
Dividends payable	–	55	–
Foreign currency contracts	22,187	–	–
Fund shares redeemed	2,255	–	–
Investment securities purchased	60,467	1,071	–
Options and swaptions contracts written (premiums received $1,002, $0 and $0)	738	–	–
OTC swap agreements--at value (premiums received $0, $0 and $0)	178	–	–
Variation margin on financial derivative instruments	544	–	–
Total Liabilities	89,205	1,164	100
Net Assets Applicable to Outstanding Shares	$3,616,686	$13,095	$158,842
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,261,547	$15,383	$156,601
Accumulated undistributed (overdistributed) net investment income (loss)	69,042	(34)	235
Accumulated undistributed (overdistributed) net realized gain (loss)	(399,817)	(867)	570
Net unrealized appreciation (depreciation) of investments	(312,496)	(1,387)	1,436
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(1,590)	–	–
Total Net Assets	$3,616,686	$13,095	$158,842
Capital Stock (par value: $.01 per share):
Shares authorized	1,725,000	200,000	100,000
Net Asset Value Per Share:
Class A: Net Assets	$82,396	$6,690	N/A
Shares Issued and Outstanding	8,192	787
Net Asset Value per share	$10.06	$8.50
Maximum Offering Price	$10.45	$8.83
Class C: Net Assets	$33,085	N/A	N/A
Shares Issued and Outstanding	3,357
Net Asset Value per share	$9.86 (a)
Class P: Net Assets	$311,155	N/A	N/A
Shares Issued and Outstanding	31,039
Net Asset Value per share	$10.02
Institutional: Net Assets	$3,181,900	$6,405	$158,842
Shares Issued and Outstanding	316,537	751	15,653
Net Asset Value per share	$10.05	$8.52	$10.15
R-6: Net Assets	$8,150	N/A	N/A
Shares Issued and Outstanding	811
Net Asset Value per share	$10.05

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)
		Global
		Opportunities
	Global Multi-	Equity	Global
Amounts in thousands, except per share amounts	Strategy Fund	Hedged Fund	Opportunities Fund
Investment in securities--at cost	$3,253,218	$7,219	$1,194,840
Foreign currency--at cost	$7,052	$–	$68
Assets
Investment in securities--at value	$3,178,379	$7,093	$1,196,005
Foreign currency--at value	6,978	–	68
Cash	34,018	–	943
Deposits with counterparty	480,419	–	–
Receivables:
Dividends and interest	14,528	20	4,570
Expense reimbursement from Manager	–	9	4
Foreign currency contracts	33,198	–	–
Fund shares sold	2,826	–	281
Investment securities sold	104,879	79	8,127
OTC swap agreements--at value (premiums paid $6,497, $0 and $0)	22,353	–	–
Variation margin on financial derivative instruments	5,000	33	–
Prepaid transfer agent fees	–	3	–
Prepaid expenses	–	17	–
Total Assets	3,882,578	7,254	1,209,998
Liabilities
Accrued management and investment advisory fees	3,702	6	786
Accrued distribution fees	79	1	2
Accrued transfer agent fees	213	–	5
Accrued directors' expenses	1	1	1
Accrued professional fees	88	11	18
Accrued other expenses	1,995	–	27
Payables:
Foreign currency contracts	31,665	–	–
Fund shares redeemed	3,436	1	445
Investment securities purchased	131,006	–	13,264
Options and swaptions contracts written (premiums received $12,363, $0 and $0)	12,743	–	–
Reverse repurchase agreements	151,015	–	–
Short sales (proceeds received $556,331, $0 and $0)	547,911	–	–
OTC swap agreements--at value (premiums received $3,789, $0 and $0)	4,249	–	–
Variation margin on financial derivative instruments	1,177	4	–
Total Liabilities	889,280	24	14,548
Net Assets Applicable to Outstanding Shares	$2,993,298	$7,230	$1,195,450
Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,101,476	$7,561	$1,228,891
Accumulated undistributed (overdistributed) net investment income (loss)	(15,360)	6	6,324
Accumulated undistributed (overdistributed) net realized gain (loss)	(61,710)	(223)	(40,817)
Net unrealized appreciation (depreciation) of investments	(32,508)	(114)	1,165
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	1,400	–	(113)
Total Net Assets	$2,993,298	$7,230	$1,195,450
Capital Stock (par value: $.01 per share):
Shares authorized	1,450,000	300,000	650,000
Net Asset Value Per Share:
Class A: Net Assets	$154,588	$2,446	$4,069
Shares Issued and Outstanding	14,907	256	383
Net Asset Value per share	$10.37	$9.55	$10.62
Maximum Offering Price	$10.77	$10.11	$11.24
Class C: Net Assets	$61,121	N/A	$1,668
Shares Issued and Outstanding	5,986		158
Net Asset Value per share	$10.21 (a)		$10.56 (a)
Class P: Net Assets	$291,456	$2,391	$200
Shares Issued and Outstanding	28,025	250	19
Net Asset Value per share	$10.40	$9.56	$10.67
Institutional: Net Assets	$2,486,133	$2,393	$1,189,513
Shares Issued and Outstanding	238,158	250	111,234
Net Asset Value per share	$10.44	$9.57	$10.69

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)
International Equity		International Small	Opportunistic
Amounts in thousands, except per share amounts	Index Fund	Company Fund	Municipal Fund
Investment in securities--at cost	$839,462	$12,007	$100,582
Foreign currency--at cost	$17,689	$ –	$–
Assets
Investment in securities--at value	$775,433	$11,446	$103,068
Foreign currency--at value	17,667	–	–
Cash	–	–	7,141
Deposits with counterparty	199	–	–
Receivables:
Dividends and interest	3,428	27	1,085
Expense reimbursement from Manager	–	9	1
Fund shares sold	891	6	1,074
Investment securities sold	17,706	44	1,143
Total Assets	815,324	11,532	113,512
Liabilities
Accrued management and investment advisory fees	152	9	39
Accrued administrative service fees	1	–	–
Accrued distribution fees	4	1	18
Accrued service fees	11	–	–
Accrued transfer agent fees	8	–	1
Accrued custodian fees	–	20	–
Accrued directors' expenses	1	1	1
Accrued professional fees	35	18	17
Accrued registration fees	–	14	–
Accrued other expenses	150	1	6
Cash overdraft	67	–	–
Payables:
Dividends payable	–	–	273
Fund shares redeemed	69	–	190
Interest expense and fees payable	–	–	8
Investment securities purchased	35,863	13	5,583
Variation margin on financial derivative instruments	30	–	–
Floating rate notes issued	–	–	5,565
Total Liabilities	36,391	77	11,701
Net Assets Applicable to Outstanding Shares	$778,933	$11,455	$101,811
Net Assets Consist of:
Capital shares and additional paid-in-capital	$863,258	$13,172	$100,627
Accumulated undistributed (overdistributed) net investment income (loss)	(818)	(92)	136
Accumulated undistributed (overdistributed) net realized gain (loss)	(18,961)	(1,064)	(1,438)
Net unrealized appreciation (depreciation) of investments	(64,376)	(561)	2,486
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(170)	–	–
Total Net Assets	$778,933	$11,455	$101,811
Capital Stock (par value: $.01 per share):
Shares authorized	400,000	300,000	450,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$5,558	$39,496
Shares Issued and Outstanding		627	3,763
Net Asset Value per share		$8.86	$10.50
Maximum Offering Price		$9.38	$10.91
Class C: Net Assets	N/A	N/A	$13,398
Shares Issued and Outstanding			1,277
Net Asset Value per share			$10.49	(a)
Class P: Net Assets	N/A	$3,123	$48,854
Shares Issued and Outstanding		350	4,650
Net Asset Value per share		$8.91	$10.51
Institutional: Net Assets	$725,024	$2,774	$63
Shares Issued and Outstanding	86,978	312	6
Net Asset Value per share	$8.34	$8.89	$10.49
R-1: Net Assets	$712	N/A	N/A
Shares Issued and Outstanding	88
Net Asset Value per share	$8.09
R-2: Net Assets	$811	N/A	N/A
Shares Issued and Outstanding	97
Net Asset Value per share	$8.32
R-3: Net Assets	$13,846	N/A	N/A
Shares Issued and Outstanding	1,688
Net Asset Value per share	$8.20
R-4: Net Assets	$9,877	N/A	N/A
Shares Issued and Outstanding	1,193
Net Asset Value per share	$8.28
R-5: Net Assets	$28,663	N/A	N/A
Shares Issued and Outstanding	3,455
Net Asset Value per share	$8.30

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)
Origin Emerging		Preferred		Real Estate
Amounts in thousands, except per share amounts and Real Estate Allocation Fund	Markets Fund	Securities Fund		Allocation Fund
Investment in securities--at cost	$892,514	$4,685,103		$–
Investment in affiliated Funds--at cost	$–	$ –		$532,625
Investments in affiliated securities--at cost	$–	$89,940		$–
Assets
Investment in securities--at value	$760,610	$4,794,485		$–
Investment in affiliated Funds--at value	–	–		498,740
Investment in affiliated securities--at value	–	89,901		–
Cash	1,017	1,487		–
Deposits with counterparty	1,800	–		–
Receivables:
Dividends and interest	1,385	55,154		683
Expense reimbursement from Manager	4	–		10,229
Expense reimbursement from Distributor	–	1		–
Fund shares sold	281	40,906		209
Investment securities sold	–	9,902		–
Variation margin on financial derivative instruments	284	–		–
Prepaid directors' expenses	–	3		–
Prepaid expenses	–	–		1,863
Total Assets	765,381	4,991,839		511,724
Liabilities
Accrued management and investment advisory fees	725	2,759		–
Accrued administrative service fees	–	1		–
Accrued distribution fees	–	794		90
Accrued service fees	–	2		–
Accrued transfer agent fees	1	948		2,376
Accrued custodian fees	101	–		–
Accrued directors' expenses	5	–		1,202
Accrued professional fees	14	21		11,420
Accrued other expenses	12	148		–
Payables:
Dividends payable	–	20,306		–
Fund shares redeemed	288	9,559		–
Investment securities purchased	–	3,040		892
Options and swaptions contracts written (premiums received $0, $4,780 and $0)	–	2,455		–
Total Liabilities	1,146	40,033		15,980
Net Assets Applicable to Outstanding Shares	$764,235	$4,951,806		$495,744
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,043,443	$4,819,699		$525,330
Accumulated undistributed (overdistributed) net investment income (loss)	(1,024)	393		873
Accumulated undistributed (overdistributed) net realized gain (loss)	(146,821)	20,046		3,426
Net unrealized appreciation (depreciation) of investments	(131,296)	111,668		(33,885)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(67)	–		–
Total Net Assets	$764,235	$4,951,806		$495,744
Capital Stock (par value: $.01 per share):
Shares authorized	425,000	2,200,000		200,000
Net Asset Value Per Share:
Class A: Net Assets	$327	$816,552		$477,772
Shares Issued and Outstanding	44	82,549		50,914
Net Asset Value per share	$7.46	$9.89		$9.38
Maximum Offering Price	$7.89	$10.28		$9.93
Class C: Net Assets	N/A	$793,751		N/A

Shares Issued and Outstanding		80,338	(a)
Net Asset Value per share		$9.88
Class J: Net Assets	N/A	$47,671		N/A

Shares Issued and Outstanding		4,935	(a)
Net Asset Value per share		$9.66
Class P: Net Assets	N/A	$1,262,335		N/A
Shares Issued and Outstanding		128,513
Net Asset Value per share		$9.82
Institutional: Net Assets	$763,834	$2,019,574		$17,972
Shares Issued and Outstanding	103,766	205,412		1,906
Net Asset Value per share	$7.36	$9.83		$9.43
R-1: Net Assets	N/A	$1,693		N/A
Shares Issued and Outstanding		173
Net Asset Value per share		$9.79
R-2: Net Assets	N/A	$1,573		N/A
Shares Issued and Outstanding		161
Net Asset Value per share		$9.74
R-3: Net Assets	N/A	$3,669		N/A
Shares Issued and Outstanding		376
Net Asset Value per share		$9.77
R-4: Net Assets	N/A	$1,334		N/A
Shares Issued and Outstanding		137
Net Asset Value per share		$9.75
R-5: Net Assets	N/A	$3,654		N/A
Shares Issued and Outstanding		373
Net Asset Value per share		$9.80
R-6: Net Assets	$74	N/A		N/A
Shares Issued and Outstanding	10
Net Asset Value per share	$7.36

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)
		Small-MidCap
Real Estate Debt		Dividend	SystematEx
Amounts in thousands, except per share amounts	Income Fund	Income Fund	International Fund
Investment in securities--at cost	$45,695	$1,723,408	$11,136
Foreign currency--at cost	$–	$–	$15
Assets
Investment in securities--at value	$43,086	$1,623,977	$10,643
Foreign currency--at value	–	–	15
Cash	2	–	–
Receivables:
Dividends and interest	335	3,168	21
Expense reimbursement from Manager	–	–	7
Fund shares sold	29	2,385	–
Investment securities sold	529	3,572	–
Prepaid expenses	–	–	14
Total Assets	43,981	1,633,102	10,700
Liabilities
Accrued management and investment advisory fees	19	977	6
Accrued distribution fees	4	124	–
Accrued transfer agent fees	–	378	–
Accrued directors' expenses	1	1	1
Accrued professional fees	17	15	12
Accrued other expenses	1	180	–
Payables:
Dividends payable	130	–	–
Fund shares redeemed	–	2,081	–
Investment securities purchased	461	2,927	–
Total Liabilities	633	6,683	19
Net Assets Applicable to Outstanding Shares	$43,348	$1,626,419	$10,681
Net Assets Consist of:
Capital shares and additional paid-in-capital	$46,051	$1,708,735	$11,204
Accumulated undistributed (overdistributed) net investment income (loss)	(37)	24,574	10
Accumulated undistributed (overdistributed) net realized gain (loss)	(57)	(7,460)	(40)
Net unrealized appreciation (depreciation) of investments	(2,609)	(99,431)	(493)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	1	–
Total Net Assets	$43,348	$1,626,419	$10,681
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	1,700,000	200,000
Net Asset Value Per Share:
Class A: Net Assets	$21,573	$144,218	N/A
Shares Issued and Outstanding	2,302	11,862
Net Asset Value per share	$9.37	$12.16
Maximum Offering Price	$9.74	$12.87
Class C: Net Assets	N/A	$124,243	N/A
Shares Issued and Outstanding		10,288
Net Asset Value per share		$12.08 (a)
Class P: Net Assets	$193	$523,317	N/A
Shares Issued and Outstanding	21	42,457
Net Asset Value per share	$9.37	$12.33
Institutional: Net Assets	$21,582	$834,641	$7,375
Shares Issued and Outstanding	2,303	68,349	781
Net Asset Value per share	$9.37	$12.21	$9.44
R-6: Net Assets	N/A	N/A	$3,306
Shares Issued and Outstanding			350
Net Asset Value per share			$9.45

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENT OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)
SystematEx Large
Amounts in thousands, except per share amounts	Value Fund
Investment in securities--at cost	$7,431
Assets
Investment in securities--at value	$7,422
Receivables:
Dividends and interest	27
Expense reimbursement from Manager	4
Prepaid expenses	10
Total Assets	7,463
Liabilities
Accrued management and investment advisory fees	2
Accrued directors' expenses	1
Accrued professional fees	10
Total Liabilities	13
Net Assets Applicable to Outstanding Shares	$7,450
Net Assets Consist of:
Capital shares and additional paid-in-capital	$7,500
Accumulated undistributed (overdistributed) net investment income (loss)	27
Accumulated undistributed (overdistributed) net realized gain (loss)	(68)
Net unrealized appreciation (depreciation) of investments	(9)
Total Net Assets	$7,450
Capital Stock (par value: $.01 per share):
Shares authorized	100,000
Net Asset Value Per Share:
R-6: Net Assets	$7,450
Shares Issued and Outstanding	750
Net Asset Value per share	$9.93

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 29, 2016 (unaudited)

		Bond Market	Credit Opportunities
Amounts in thousands	Blue Chip Fund	Index Fund	Explorer Fund
Net Investment Income (Loss)
Income:
Dividends	$6,460	$–	$–
Withholding tax	(101)	–	–
Interest	2	12,761	454
Total Income	6,361	12,761	454
Expenses:
Management and investment advisory fees	4,260	1,563	55
Distribution fees - Class A	32	N/A	12
Distribution fees - Class C	69	N/A	N/A
Distribution fees - Class J	N/A	29	N/A
Distribution fees - R-1	N/A	3	N/A
Distribution fees - R-2	N/A	5	N/A
Distribution fees - R-3	N/A	18	N/A
Distribution fees - R-4	N/A	13	N/A
Administrative service fees - R-1	N/A	2	N/A
Administrative service fees - R-2	N/A	3	N/A
Administrative service fees - R-3	N/A	5	N/A
Administrative service fees - R-4	N/A	4	N/A
Administrative service fees - R-5	N/A	2	N/A
Registration fees - Class A	11	N/A	15
Registration fees - Class C	9	N/A	N/A
Registration fees - Class J	N/A	7	N/A
Registration fees - Class P	7	N/A	N/A
Registration fees - Institutional	12	10	15
Service fees - R-1	N/A	2	N/A
Service fees - R-2	N/A	4	N/A
Service fees - R-3	N/A	18	N/A
Service fees - R-4	N/A	33	N/A
Service fees - R-5	N/A	34	N/A
Shareholder reports - Class A	3	N/A	–
Shareholder reports - Class C	1	N/A	N/A
Shareholder reports - Class J	N/A	3	N/A
Shareholder reports - Institutional	–	–	1
Transfer agent fees - Class A	22	N/A	4
Transfer agent fees - Class C	15	N/A	N/A
Transfer agent fees - Class J	N/A	30	N/A
Transfer agent fees - Class P	1	N/A	N/A
Transfer agent fees - Institutional	1	2	–
Custodian fees	1	12	2
Directors' expenses	10	11	1
Professional fees	10	16	13
Other expenses	4	3	1
Total Gross Expenses	4,468	1,832	119
Less: Reimbursement from Manager	–	188	–
Less: Reimbursement from Manager - Class A	–	N/A	17
Less: Reimbursement from Manager - Institutional	–	–	20
Less: Reimbursement from Distributor - Class J	N/A	10	N/A
Total Net Expenses	4,468	1,634	82
Net Investment Income (Loss)	1,893	11,127	372

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	3,931	1,202	(697)
Foreign currency transactions	–	–	(1)
Futures contracts	–	–	(102)
Short sales	–	(4)	–
Swap agreements	–	–	(53)
Change in unrealized appreciation/depreciation of:
Investments	(53,160)	12,480	(208)
Futures contracts	–	–	(15)
Short sales	–	(1)	–
Swap agreements	–	–	(5)
Translation of assets and liabilities in foreign currencies	–	–	(2)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(49,229)	13,677	(1,083)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(47,336)	$24,804	$(711)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 29, 2016 (unaudited)

	Diversified	Dynamic High	EDGE
Amounts in thousands	Real Asset Fund	Yield Explorer Fund	MidCap Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$33,886	$–	$1,233
Withholding tax	(739)	–	–
Interest	12,284	401	2
Total Income	45,431	401	1,235
Expenses:
Management and investment advisory fees	14,814	45	490
Distribution fees - Class A	126	9	N/A
Distribution fees - Class C	193	N/A	N/A
Registration fees - Class A	9	15	N/A
Registration fees - Class C	9	N/A	N/A
Registration fees - Class P	24	N/A	N/A
Registration fees - Institutional	82	15	17
Registration fees - R-6	10	N/A	N/A
Shareholder reports - Class A	18	1	N/A
Shareholder reports - Class C	8	N/A	N/A
Shareholder reports - Class P	54	N/A	N/A
Shareholder reports - Institutional	53	–	–
Transfer agent fees - Class A	77	5	N/A
Transfer agent fees - Class C	39	N/A	N/A
Transfer agent fees - Class P	395	N/A	N/A
Transfer agent fees - Institutional	559	–	–
Custodian fees	95	–	3
Directors' expenses	33	1	2
Professional fees	36	18	9
Other expenses	11	1	1
Total Gross Expenses	16,645	110	522
Less: Reimbursement from Manager - Class A	13	24	N/A
Less: Reimbursement from Manager - Class C	22	N/A	N/A
Less: Reimbursement from Manager - Class P	129	N/A	N/A
Less: Reimbursement from Manager - Institutional	–	23	–
Less: Reimbursement from Manager - R-6	9	N/A	N/A
Total Net Expenses	16,472	63	522
Net Investment Income (Loss)	28,959	338	713

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(246,840)	(542)	707
Foreign currency transactions	(4,123)	–	–
Futures contracts	(243)	–	–
Options and swaptions	2,447	–	–
Swap agreements	(1,449)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(154,983)	(775)	1,436
Futures contracts	(293)	–	–
Options and swaptions	88	–	–
Swap agreements	254	–	–
Translation of assets and liabilities in foreign currencies	(3,356)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(408,498)	(1,317)	2,143
Net Increase (Decrease) in Net Assets Resulting from Operations	$(379,539)	$(979)	$2,856

(a)	Period from September 28, 2015, date operations commenced, through February 29, 2016.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 29, 2016 (unaudited)

		Global Opportunities
	Global Multi-	Equity	Global
Amounts in thousands	Strategy Fund	Hedged Fund(a)	Opportunities Fund
Net Investment Income (Loss)
Income:
Dividends	$10,902	$64	$12,049
Withholding tax	(107)	(4)	(406)
Interest	23,107	–	10
Total Income	33,902	60	11,653
Expenses:
Management and investment advisory fees	24,113	36	5,210
Distribution fees - Class A	212	3	5
Distribution fees - Class C	308	N/A	9
Registration fees - Class A	24	11	7
Registration fees - Class C	11	N/A	7
Registration fees - Class P	31	11	7
Registration fees - Institutional	22	11	10
Shareholder reports - Class A	9	–	1
Shareholder reports - Class C	4	N/A	–
Shareholder reports - Class P	14	–	–
Shareholder reports - Institutional	33	–	–
Transfer agent fees - Class A	59	2	8
Transfer agent fees - Class C	32	N/A	7
Transfer agent fees - Class P	120	–	–
Transfer agent fees - Institutional	245	–	1
Custodian fees	174	7	33
Directors' expenses	27	1	12
Dividends and interest on securities sold short	6,785	–	–
Professional fees	76	11	14
Other expenses	12	1	4
Reverse repurchase agreement interest expense	254	–	–
Total Gross Expenses	32,565	94	5,335
Less: Reimbursement from Manager - Class A	–	18	8
Less: Reimbursement from Manager - Class C	–	N/A	11
Less: Reimbursement from Manager - Class P	–	16	7
Less: Reimbursement from Manager - Institutional	–	16	–
Total Net Expenses	32,565	44	5,309
Net Investment Income (Loss)	1,337	16	6,344

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(78,227)	(157)	(38,091)
Foreign currency transactions	8,944	(6)	(249)
Futures contracts	3,960	(60)	–
Options and swaptions	2,010	–	–
Short sales	25,607	–	–
Swap agreements	15,877	–	–
Change in unrealized appreciation/depreciation of:
Investments	(46,599)	(126)	(25,205)
Futures contracts	9,562	12	–
Options and swaptions	5,346	–	–
Short sales	(7,308)	–	–
Swap agreements	1,225	–	–
Translation of assets and liabilities in foreign currencies	(9,022)	–	(56)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(68,625)	(337)	(63,601)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(67,288)	$(321)	$(57,257)

(a)	Period from September 22, 2015, date operations commenced, through February 29, 2016.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 29, 2016 (unaudited)

	International Equity	International Small	Opportunistic
Amounts in thousands	Index Fund	Company Fund	Municipal Fund
Net Investment Income (Loss)
Income:
Dividends	$8,470	$107	$20
Withholding tax	(598)	(12)	–
Interest	2	–	1,636
Total Income	7,874	95	1,656
Expenses:
Management and investment advisory fees	993	69	180
Distribution fees - Class A	N/A	7	36
Distribution fees - Class C	N/A	N/A	58
Distribution fees - R-1	1	N/A	N/A
Distribution fees - R-2	1	N/A	N/A
Distribution fees - R-3	18	N/A	N/A
Distribution fees - R-4	6	N/A	N/A
Administrative service fees - R-1	1	N/A	N/A
Administrative service fees - R-2	1	N/A	N/A
Administrative service fees - R-3	5	N/A	N/A
Administrative service fees - R-4	2	N/A	N/A
Administrative service fees - R-5	1	N/A	N/A
Registration fees - Class A	N/A	6	8
Registration fees - Class C	N/A	N/A	7
Registration fees - Class P	N/A	6	9
Registration fees - Institutional	13	11	11
Service fees - R-1	1	N/A	N/A
Service fees - R-2	1	N/A	N/A
Service fees - R-3	18	N/A	N/A
Service fees - R-4	14	N/A	N/A
Service fees - R-5	40	N/A	N/A
Shareholder reports - Class A	N/A	1	1
Shareholder reports - Class C	N/A	N/A	1
Shareholder reports - Institutional	1	–	–
Transfer agent fees - Class A	N/A	6	7
Transfer agent fees - Class C	N/A	N/A	5
Transfer agent fees - Class P	N/A	1	1
Transfer agent fees - Institutional	17	1	–
Custodian fees	126	33	–
Directors' expenses	8	1	2
Index license fees	122	–	–
Interest expense and fees	–	–	18
Professional fees	18	13	14
Other expenses	4	1	1
Total Gross Expenses	1,412	156	359
Less: Reimbursement from Manager - Class A	N/A	25	1
Less: Reimbursement from Manager - Class C	N/A	N/A	8
Less: Reimbursement from Manager - Class P	N/A	16	–
Less: Reimbursement from Manager - Institutional	–	23	11
Total Net Expenses	1,412	92	339
Net Investment Income (Loss)	6,462	3	1,317

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(331)	(389)	117
Foreign currency transactions	(130)	1	–
Futures contracts	(73)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(85,531)	(616)	1,440
Futures contracts	(426)	–	–
Translation of assets and liabilities in foreign currencies	6	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(86,485)	(1,004)	1,557
Net Increase (Decrease) in Net Assets Resulting from Operations	$(80,023)	$(1,001)	$2,874

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 29, 2016 (unaudited)

	Origin Emerging	Preferred	Real Estate
Amounts in thousands, except for Real Estate Allocation Fund	Markets Fund	Securities Fund	Allocation Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$ –	$7,301
Dividends from affiliated securities	–	3,250	–
Dividends	4,696	51,512	–
Withholding tax	(646)	–	–
Interest	6	89,597	–
Total Income	4,056	144,359	7,301
Expenses:
Management and investment advisory fees	4,856	17,299	N/A
Distribution fees - Class A	–	950	499
Distribution fees - Class C	N/A	3,931	N/A
Distribution fees - Class J	N/A	50	N/A
Distribution fees - R-1	N/A	3	N/A
Distribution fees - R-2	N/A	2	N/A
Distribution fees - R-3	N/A	5	N/A
Distribution fees - R-4	N/A	1	N/A
Administrative service fees - R-1	N/A	2	N/A
Administrative service fees - R-2	N/A	2	N/A
Administrative service fees - R-3	N/A	1	N/A
Registration fees - Class A	10	32	10,487
Registration fees - Class C	N/A	14	N/A
Registration fees - Class J	N/A	9	N/A
Registration fees - Class P	N/A	56	N/A
Registration fees - Institutional	19	89	10,429
Registration fees - R-6	10	N/A	N/A
Service fees - R-1	N/A	2	N/A
Service fees - R-2	N/A	2	N/A
Service fees - R-3	N/A	4	N/A
Service fees - R-4	N/A	2	N/A
Service fees - R-5	N/A	5	N/A
Shareholder reports - Class A	–	42	59
Shareholder reports - Class C	N/A	29	N/A
Shareholder reports - Class J	N/A	4	N/A
Shareholder reports - Class P	N/A	29	N/A
Shareholder reports - Institutional	–	38	18
Transfer agent fees - Class A	5	389	4,439
Transfer agent fees - Class C	N/A	380	N/A
Transfer agent fees - Class J	N/A	35	N/A
Transfer agent fees - Class P	N/A	756	N/A
Transfer agent fees - Institutional	4	453	56
Custodian fees	178	11	–
Directors' expenses	8	43	1,128
Professional fees	12	17	7,619
Other expenses	2	28	534
Total Gross Expenses	5,104	24,715	35,268
Less: Reimbursement from Manager - Class A	15	–	23,265
Less: Reimbursement from Manager - Institutional	–	–	10,997
Less: Reimbursement from Manager - R-6	10	N/A	N/A
Less: Reimbursement from Distributor - Class J	N/A	15	N/A
Total Net Expenses	5,079	24,700	1,006
Net Investment Income (Loss)	(1,023)	119,659	6,295

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(69,155)	(53,931)	–
Investment transactions in affiliated Funds	–	–	(347)
Foreign currency transactions	(559)	–	–
Futures contracts	(8,256)	46,886	–
Options and swaptions	–	33,243	–
Capital gain distribution received from affiliated Funds	–	–	3,841
Change in unrealized appreciation/depreciation of:
Investments	(24,457)	(157,311)	–
Investments in affiliated Funds	–	–	(15,461)
Investment in affiliated securities	–	(2350)	–
Futures contracts	3,572	–	–
Options and swaptions	–	1,447	–
Translation of assets and liabilities in foreign currencies	(30)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(98,885)	(132,016)	(11,967)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(99,908)	$(12,357)	$(5,672)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 29, 2016 (unaudited)

		Small-MidCap
	Real Estate Debt	Dividend	SystematEx
Amounts in thousands	Income Fund	Income Fund	International Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$–	$32,429	$80
Withholding tax	–	(140)	(10)
Interest	958	9	–
Securities lending - net	–	200	–
Total Income	958	32,498	70
Expenses:
Management and investment advisory fees	122	6,532	23
Distribution fees - Class A	27	196	N/A
Distribution fees - Class C	N/A	654	N/A
Registration fees - Class A	11	14	N/A
Registration fees - Class C	N/A	12	N/A
Registration fees - Class P	8	26	N/A
Registration fees - Institutional	10	32	11
Registration fees - R-6	N/A	N/A	11
Shareholder reports - Class A	–	20	N/A
Shareholder reports - Class C	N/A	15	N/A
Shareholder reports - Class P	–	25	N/A
Shareholder reports - Institutional	–	26	–
Transfer agent fees - Class A	5	111	N/A
Transfer agent fees - Class C	N/A	94	N/A
Transfer agent fees - Class P	–	278	N/A
Transfer agent fees - Institutional	–	220	–
Custodian fees	–	3	8
Directors' expenses	1	16	1
Professional fees	14	12	13
Other expenses	1	8	1
Total Gross Expenses	199	8,294	68
Less: Reimbursement from Manager - Class A	1	–	N/A
Less: Reimbursement from Manager - Class P	9	–	N/A
Less: Reimbursement from Manager - Institutional	2	–	22
Less: Reimbursement from Manager - R-6	N/A	N/A	21
Total Net Expenses	187	8,294	25
Net Investment Income (Loss)	771	24,204	45

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(56)	(5,328)	(19)
Foreign currency transactions	–	(5)	(9)
Change in unrealized appreciation/depreciation of:
Investments	(1,677)	(36,311)	(493)
Translation of assets and liabilities in foreign currencies	–	(1)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(1,733)	(41,645)	(521)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(962)	$(17,441)	$(476)

(a)	Period from September 22, 2015, date operations commenced, through February 29, 2016.

See accompanying notes.

STATEMENT OF OPERATIONS
PRINCIPAL FUNDS,INC.
Six Months Ended February 29, 2016 (unaudited)

SystematEx
Amounts in thousands	Large Value Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$93
Total Income	93
Expenses:
Management and investment advisory fees	13
Registration fees - R-6	11
Custodian fees	2
Directors' expenses	1
Professional fees	10
Other expenses	1
Total Gross Expenses	38
Less: Reimbursement from Manager - R-6	25
Total Net Expenses	13
Net Investment Income (Loss)	80

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(51)
Change in unrealized appreciation/depreciation of:
Investments	(9)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(60)
Net Increase (Decrease) in Net Assets Resulting from Operations	$20

(a)	Period from September 22, 2015, date operations commenced, through February 29, 2016.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Blue Chip Fund

							Period Ended	Year Ended
							February 29, 2016	August 31, 2015
Operations
Net investment income (loss)							$1,893	$4,998
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							3,931	16,220
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(53,160)	1,171
			Net Increase (Decrease) in Net Assets Resulting from Operations				(47,336)	22,389

Dividends and Distributions to Shareholders
From net investment income							(5,301)	(3,203)
From net realized gain on investments							(24,809)	(13,610)
						Total Dividends and Distributions	(30,110)	(16,813)

Capital Share Transactions
Net increase (decrease) in capital share transactions							13,307	824,418
						Total Increase (Decrease) in Net Assets	(64,139)	829,994

Net Assets
Beginning of period							1,265,729	435,735
End of period (including undistributed net investment income as set forth below)							$1,201,590	$1,265,729
Undistributed (overdistributed) net investment income (loss)							$369	$3,777
	Class A		Class C	Class P		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$12,012		$6,587	$11,667		$25,307
Reinvested	524		288	365		28,918
Redeemed	(2,796)		(1,930)	(4,513)		(63,122)
Net Increase (Decrease)	$9,740		$4,945	$7,519		$(8,897)
Shares:
Sold	785		439	744		1,670
Reinvested	34		19	23		1,851
Redeemed	(185)		(131)	(312)		(4,071)
Net Increase (Decrease)	634		327	455		(550)
Year Ended August 31, 2015
Dollars:
Sold	$15,335		$9,519	$6,302		$ 959,697
Reinvested	258		119	41		16,383
Redeemed	(3,723)		(897)	(1,426)		(177,190)
Net Increase (Decrease)	$11,870		$8,741	$4,917		$798,890
Shares:
Sold	982		610	390		60,682
Reinvested	17		8	3		1,094
Redeemed	(243)		(58)	(95)		(11,172)
Net Increase (Decrease)	756		560	298		50,604

Distributions:
Period Ended February 29, 2016
From net investment income $	(11	) $	–	$(60	) $	(5,230)
From net realized gain on
investments	(518)		(288)	(305)		(23,698)
Total Dividends and Distributions $	(529	) $	(288)	$(365	) $	(28,928)
Year Ended August 31, 2015
From net investment income $	(17	) $	–	$(5	) $	(3,181)
From net realized gain on
investments	(253)		(119)	(36)		(13,202)
Total Dividends and Distributions $	(270	) $	(119)	$(41	) $	(16,383)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Bond Market Index Fund

													Period Ended	Year Ended
													February 29, 2016	August 31, 2015
Operations
Net investment income (loss)													$11,127	$15,506
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													1,198	13,330
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													12,479	(24,308)
			Net Increase (Decrease) in Net Assets Resulting from Operations										24,804	4,528

Dividends and Distributions to Shareholders
From net investment income													(23,667)	(22,766)
From net realized gain on investments													(1,633)	(2,353)
								Total Dividends and Distributions					(25,300)	(25,119)

Capital Share Transactions
Net increase (decrease) in capital share transactions													23,452	243,086
						Total Increase (Decrease) in Net Assets							22,956	222,495

Net Assets
Beginning of period													1,252,852	1,030,357
End of period (including undistributed net investment income as set forth below)													$1,275,808	$1,252,852
Undistributed (overdistributed) net investment income (loss)													$2,178	$14,718
	Class J		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$8,160		$60,144	$242		$277		$3,264		$12,203		$4,491
Reinvested	438		23,643	18		34		209		474		484
Redeemed	(2,963)		(74,108)	(178)		(699)		(3,899)		(2,452)		(6,330)
Net Increase (Decrease)	$5,635		$9,679	$82		$(388	) $	(426	) $	10,225		$(1,355)
Shares:
Sold	757		5,469	22		26		304		1,135		415
Reinvested	41		2,183	2		3		20		45		45
Redeemed	(274)		(6,758)	(16)		(65)		(363)		(228)		(587)
Net Increase (Decrease)	524		894	8		(36)		(39)		952		(127)
Year Ended August 31, 2015
Dollars:
Sold	$4,605		$ 1,391,046	$970		$637		$5,779		$21,761		$23,361
Reinvested	425		23,539	21		55		232		129		716
Redeemed	(4,854)		(1,162,269)	(828)		(1,324)		(4,764)		(5,095)		(51,056)
Net Increase (Decrease)	$176		$252,316	$163		$(632	) $	1,247		$16,795		$ (26,979)
Shares:
Sold	422		124,827	89		59		530		2,017		2,131
Reinvested	40		2,142	2		5		21		12		66
Redeemed	(446)		(105,850)	(76)		(122)		(438)		(466)		(4,692)
Net Increase (Decrease)	16		21,119	15		(58)		113		1,563		(2,495)

Distributions:
Period Ended February 29, 2016
From net investment income $	(403	) $	(22,140)	$(16	) $	(30	) $	(190	) $	(441	) $	(447)
From net realized gain on
investments	(35)		(1,503)	(2)		(4)		(19)		(33)		(37)
Total Dividends and Distributions $	(438	) $	(23,643)	$(18	) $	(34	) $	(209	) $	(474	) $	(484)
Year Ended August 31, 2015
From net investment income $	(376	) $	(21,367)	$(18	) $	(47	) $	(204	) $	(115	) $	(639)
From net realized gain on
investments	(51)		(2,172)	(3)		(8)		(28)		(14)		(77)
Total Dividends and Distributions $	(427	) $	(23,539)	$(21	) $	(55	) $	(232	) $	(129	) $	(716)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Credit Opportunities Explorer Fund

				Period Ended	Period Ended
				February 29, 2016	August 31, 2015(a)
Operations
Net investment income (loss)				$372	$747
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				(853)	(521)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(230)	(783)
			Net Increase (Decrease) in Net Assets Resulting from Operations	(711)	(557)

Dividends and Distributions to Shareholders
From net investment income				(371)	(720)
			Total Dividends and Distributions	(371)	(720)

Capital Share Transactions
Net increase (decrease) in capital share transactions				2	20,104
			Total Increase (Decrease) in Net Assets	(1,080)	18,827

Net Assets
Beginning of period				18,827	–
End of period (including undistributed net investment income as set forth below)				$17,747	$18,827
Undistributed (overdistributed) net investment income (loss)				$27	$26
	Class A		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$5		$2
Reinvested	2		–
Redeemed	(7)		–
Net Increase (Decrease) $	– $		2
Shares:
Sold	1		–
Redeemed	(1)		–
Net Increase (Decrease)	–		–

Period Ended August 31, 2015(a)
Dollars:
Sold	$10,102		$10,000
Reinvested	2		–
Net Increase (Decrease)	$10,104		$10,000
Shares:
Sold	1,011		1,000
Net Increase (Decrease)	1,011		1,000

Distributions:
Period Ended February 29, 2016
From net investment income$	(179	) $	(192)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(179	) $	(192)

Period Ended August 31, 2015(a)
From net investment income$	(347	) $	(373)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(347	) $	(373)

(a)	Period from September 10, 2014, date operations commenced, through August 31, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Diversified Real Asset Fund

								Period Ended	Year Ended
								February 29, 2016	August 31, 2015
Operations
Net investment income (loss)								$28,959	$52,011
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(250,208)	(126,427)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(158,290)	(410,687)
			Net Increase (Decrease) in Net Assets Resulting from Operations					(379,539)	(485,103)

Dividends and Distributions to Shareholders
From net investment income								(36,288)	(33,105)
From net realized gain on investments								–	(35,325)
							Total Dividends and Distributions	(36,288)	(68,430)

Capital Share Transactions
Net increase (decrease) in capital share transactions								338,201	1,265,798
						Total Increase (Decrease) in Net Assets		(77,626)	712,265

Net Assets
Beginning of period								3,694,312	2,982,047
End of period (including undistributed net investment income as set forth below)								$3,616,686	$3,694,312
Undistributed (overdistributed) net investment income (loss)								$69,042	$76,371
	Class A		Class C	Class P		Institutional	R-6
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$26,184		$1,995	$48,897		$ 699,296	$8,338
Reinvested	451		–	2,773		31,461	18
Redeemed	(42,835)		(10,090)	(95,970)		(331,647)	(670)
Net Increase (Decrease)	$(16,200	) $	(8,095)	$ (44,300) $		399,110	$7,686
Shares:
Sold	2,466		195	4,676		66,253	804
Reinvested	43		–	266		3,011	2
Redeemed	(4,090)		(982)	(9,296)		(31,990)	(67)
Net Increase (Decrease)	(1,581)		(787)	(4,354)		37,274	739
Year Ended August 31, 2015(a)
Dollars:
Sold	$54,362		$10,722	$ 207,460		$ 1,894,082	$872
Reinvested	2,068		494	6,441		55,907	–
Redeemed	(54,238)		(13,074)	(71,914)		(827,347)	(37)
Net Increase (Decrease)	$2,192		$(1,858)	$ 141,987		$ 1,122,642 $	835
Shares:
Sold	4,438		890	16,987		154,829	75
Reinvested	171		42	534		4,623	–
Redeemed	(4,475)		(1,106)	(5,991)		(68,376)	(3)
Net Increase (Decrease)	134		(174)	11,530		91,076	72

Distributions:
Period Ended February 29, 2016
From net investment income $	(471	) $	–	$(2,999	) $	(32,800)	$(18)
From net realized gain on
investments	–		–	–		–	–
Total Dividends and Distributions $	(471	) $	–	$(2,999	) $	(32,800)	$(18)
Year Ended August 31, 2015(a)
From net investment income $	(862	) $	–	$(3,198	) $	(29,045)	$–
From net realized gain on
investments	(1,366)		(594)	(3,762)		(29,603)	–
Total Dividends and Distributions $	(2,228	) $	(594)	$(6,960	) $	(58,648)	$–

(a)	Period from December 31, 2014, date operations commenced, through August 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Dynamic High Yield Explorer Fund

				Period Ended	Period Ended
				February 29, 2016	August 31, 2015(a)
Operations
Net investment income (loss)				$338	$639
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				(542)	(320)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(775)	(612)
			Net Increase (Decrease) in Net Assets Resulting from Operations	(979)	(293)

Dividends and Distributions to Shareholders
From net investment income				(387)	(634)
			Total Dividends and Distributions	(387)	(634)

Capital Share Transactions
Net increase (decrease) in capital share transactions				(361)	15,749
			Total Increase (Decrease) in Net Assets	(1,727)	14,822

Net Assets
Beginning of period				14,822	–
End of period (including undistributed net investment income as set forth below)				$13,095	$14,822
Undistributed (overdistributed) net investment income (loss)				$(34)	$15
	Class A		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$35		$3
Reinvested	9		–
Redeemed	(405)		(3)
Net Increase (Decrease)	$(361	) $	–
Shares:
Sold	4		–
Reinvested	1		–
Redeemed	(43)		–
Net Increase (Decrease)	(38)		–

Period Ended August 31, 2015(a)
Dollars:
Sold	$8,329		$7,514
Reinvested	16		–
Redeemed	(109)		(1)
Net Increase (Decrease)	$8,236		$7,513
Shares:
Sold	835		751
Reinvested	2		–
Redeemed	(12)		–
Net Increase (Decrease)	825		751

Distributions:
Period Ended February 29, 2016
From net investment income$	(195	) $	(192)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(195	) $	(192)

Period Ended August 31, 2015(a)
From net investment income$	(318	) $	(316)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(318	) $	(316)

(a)	Period from September 10, 2014, date operations commenced, through August 31, 2015.

See accompanying notes.

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.
	(unaudited)
		EDGE
Amounts in thousands		MidCap Fund
		Period Ended
		February 29,
		2016 (a)
Operations
Net investment income (loss)		$713
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		707
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		1,436
	Net Increase (Decrease) in Net Assets Resulting from Operations	2,856

Dividends and Distributions to Shareholders
From net investment income		(478)
From net realized gain on investments		(137)
	Total Dividends and Distributions	(615)

Capital Share Transactions
Net increase (decrease) in capital share transactions		156,601
	Total Increase (Decrease) in Net Assets	158,842

Net Assets
Beginning of period		–
End of period (including undistributed net investment income as set forth below)		$158,842
Undistributed (overdistributed) net investment income (loss)		$235
	Institutional
Capital Share Transactions:
Period Ended February 29, 2016(a)
Dollars:
Sold	$155,986
Reinvested	615
Net Increase (Decrease)	$156,601
Shares:
Sold	15,592
Reinvested	61
Net Increase (Decrease)	15,653

Distributions:
Period Ended February 29, 2016(a)
From net investment
income	$(478)
From net realized gain on
investments	(137)
Total Dividends and
Distributions	$(615)

(a)	Period from September 28, 2015, date operations commenced, through February 29, 2016.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Global Multi-Strategy Fund

							Period Ended	Year Ended
							February 29, 2016	August 31, 2015
Operations
Net investment income (loss)							$1,337	$(7,367)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							(21,829)	82,470
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(46,796)	(59,881)
			Net Increase (Decrease) in Net Assets Resulting from Operations				(67,288)	15,222

Dividends and Distributions to Shareholders
From net investment income							(24,184)	(19,599)
From net realized gain on investments							(64,579)	(34,303)
						Total Dividends and Distributions	(88,763)	(53,902)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(56,328)	1,372,288
						Total Increase (Decrease) in Net Assets	(212,379)	1,333,608

Net Assets
Beginning of period							3,205,677	1,872,069
End of period (including undistributed net investment income as set forth below)							$2,993,298	$3,205,677
Undistributed (overdistributed) net investment income (loss)							$(15,360)	$7,487
	Class A		Class C	Class P		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$44,149		$13,116	$111,142		$269,417
Reinvested	4,173		1,208	6,741		63,629
Redeemed	(69,009)		(10,426)		(93,589)	(396,879)
Net Increase (Decrease)	$(20,687	) $	3,898	$24,294		$(63,833)
Shares:
Sold	4,148		1,246	10,374		25,061
Reinvested	394		117	635		5,972
Redeemed	(6,463)		(999)		(8,828)	(36,608)
Net Increase (Decrease)	(1,921)		364	2,181		(5,575)
Year Ended August 31, 2015
Dollars:
Sold	$149,603		$29,624	$198,204		$ 1,386,946
Reinvested	2,092		636	3,427		39,324
Redeemed	(59,728)		(11,724)		(126,442)	(239,674)
Net Increase (Decrease)	$91,967		$18,536	$75,189		$ 1,186,596
Shares:
Sold	13,524		2,713	17,847		124,779
Reinvested	192		59	313		3,576
Redeemed	(5,390)		(1,076)		(11,368)	(21,477)
Net Increase (Decrease)	8,326		1,696	6,792		106,878

Distributions:
Period Ended February 29, 2016
From net investment income $	(889	) $	–	$(2,416	) $	(20,879)
From net realized gain on
investments	(3,482)		(1,372)		(6,513)	(53,212)
Total Dividends and Distributions $	(4,371	) $	(1,372)	$(8,929	) $	(74,091)
Year Ended August 31, 2015
From net investment income $	(553	) $	–	$(1,512	) $	(17,534)
From net realized gain on
investments	(1,640)		(714)		(2,801)	(29,148)
Total Dividends and Distributions $	(2,193	) $	(714)	$(4,313	) $	(46,682)

See accompanying notes.

					STATEMENT OF CHANGES IN NET ASSETS
					PRINCIPAL FUNDS, INC.
					(unaudited)

						Global
						Opportunities
						Equity
Amounts in thousands						Hedged Fund
						Period Ended
						February 29,
						2016 (a)
Operations
Net investment income (loss)						$16
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						(223)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						(114)
			Net Increase (Decrease) in Net Assets Resulting from Operations			(321)

Dividends and Distributions to Shareholders
From net investment income						(10)
					Total Dividends and Distributions	(10)

Capital Share Transactions
Net increase (decrease) in capital share transactions						7,561
					Total Increase (Decrease) in Net Assets	7,230

Net Assets
Beginning of period						–
End of period (including undistributed net investment income as set forth below)						$7,230
Undistributed (overdistributed) net investment income (loss)						$6
	Class A		Class P		Institutional
Capital Share Transactions:
Period Ended February 29, 2016(a)
Dollars:
Sold	$2,585		$2,500		$2,500
Redeemed	(24)		–		–
Net Increase (Decrease)	$2,561		$2,500		$2,500
Shares:
Sold	258		250		250
Redeemed	(2)		–		–
Net Increase (Decrease)	256		250		250

Distributions:
Period Ended February 29, 2016(a)
From net investment income $	(4	) $	(3	) $	(3)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(4	) $	(3	) $	(3)

(a)	Period from September 22, 2015, date operations commenced, through February 29, 2016.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Global Opportunities Fund

								Period Ended	Year Ended
								February 29, 2016	August 31, 2015
Operations
Net investment income (loss)								$6,344	$19,155
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(38,340)	9,487
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(25,261)	(79,815)
			Net Increase (Decrease) in Net Assets Resulting from Operations					(57,257)	(51,173)

Dividends and Distributions to Shareholders
From net investment income								(17,170)	(13,001)
From net realized gain on investments								(11,153)	(121,684)
							Total Dividends and Distributions	(28,323)	(134,685)

Capital Share Transactions
Net increase (decrease) in capital share transactions								18,973	39,902
							Total Increase (Decrease) in Net Assets	(66,607)	(145,956)

Net Assets
Beginning of period								1,262,057	1,408,013
End of period (including undistributed net investment income as set forth below)								$1,195,450	$1,262,057
Undistributed (overdistributed) net investment income (loss)								$6,324	$17,150
	Class A		Class C		Class P		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$728		$486		$226		$50,529
Reinvested	70		17		11		28,218
Redeemed	(494)		(262)		(821)		(59,735)
Net Increase (Decrease)	$304		$241		$(584	) $	19,012
Shares:
Sold	64		42		21		4,490
Reinvested	6		2		1		2,433
Redeemed	(44)		(24)		(73)		(5,246)
Net Increase (Decrease)	26		20		(51)		1,677
Year Ended August 31, 2015
Dollars:
Sold	$2,442		$767		$959		$ 223,063
Reinvested	261		192		51		134,179
Redeemed	(724)		(1,155)		(149)		(319,984)
Net Increase (Decrease)	$1,979		$(196	) $	861		$37,258
Shares:
Sold	202		63		77		17,613
Reinvested	23		17		4		11,557
Redeemed	(60)		(97)		(12)		(25,293)
Net Increase (Decrease)	165		(17)		69		3,877

Distributions:
Period Ended February 29, 2016
From net investment income $	(35	) $	(2	) $	(7	) $	(17,126)
From net realized gain on
investments	(38)		(16)		(5)		(11,094)
Total Dividends and Distributions $	(73	) $	(18	) $	(12	) $	(28,220)
Year Ended August 31, 2015
From net investment income $	(14	) $	– $		(5	) $	(12,982)
From net realized gain on
investments	(248)		(193)		(46)		(121,197)
Total Dividends and Distributions $	(262	) $	(193	) $	(51) $		(134,179)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											International Equity Index Fund

											Period Ended	Year Ended
											February 29, 2016	August 31, 2015
Operations
Net investment income (loss)											$6,462	$19,271
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											(534)	379
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(85,951)	(83,900)
		Net Increase (Decrease) in Net Assets Resulting from Operations									(80,023)	(64,250)

Dividends and Distributions to Shareholders
From net investment income											(19,668)	(19,728)
From net realized gain on investments											(9,422)	(1,481)
								Total Dividends and Distributions			(29,090)	(21,209)

Capital Share Transactions
Net increase (decrease) in capital share transactions											89,226	141,455
						Total Increase (Decrease) in Net Assets					(19,887)	55,996

Net Assets
Beginning of period											798,820	742,824
End of period (including undistributed net investment income as set forth below)											$778,933	$798,820
Undistributed (overdistributed) net investment income (loss)											$(818)	$12,388
	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$104,067	$172		$202		$2,296		$1,561		$5,017
Reinvested	27,159	23		25		448		357		1,078
Redeemed	(41,303)	(77)		(56)		(2,428)		(2,401)		(6,914)
Net Increase (Decrease)	$89,923	$118		$171		$316		$(483	) $	(819)
Shares:
Sold	11,585	19		22		258		170		547
Reinvested	2,942	3		3		49		39		117
Redeemed	(4,426)	(9)		(7)		(262)		(264)		(752)
Net Increase (Decrease)	10,101	13		18		45		(55)		(88)
Year Ended August 31, 2015
Dollars:
Sold	$240,016	$500		$257		$7,714		$5,132		$10,611
Reinvested	19,647	10		22		311		289		929
Redeemed	(122,374)	(92)		(613)		(3,265)		(5,868)		(11,771)
Net Increase (Decrease)	$137,289	$418		$(334	) $	4,760		$(447	) $	(231)
Shares:
Sold	23,864	51		25		769		511		1,060
Reinvested	2,021	1		2		33		30		96
Redeemed	(12,313)	(9)		(61)		(331)		(595)		(1,172)
Net Increase (Decrease)	13,572	43		(34)		471		(54)		(16)

Distributions:
Period Ended February 29, 2016
From net investment income $	(18,442)	$(14	) $	(15	) $	(277	) $	(229	) $	(691)
From net realized gain on
investments	(8,717)	(9)		(10)		(171)		(128)		(387)
Total Dividends and Distributions $	(27,159)	$(23	) $	(25	) $	(448	) $	(357	) $	(1,078)
Year Ended August 31, 2015
From net investment income $	(18,291)	$(9	) $	(20	) $	(284	) $	(266	) $	(858)
From net realized gain on
investments	(1,357)	(1)		(2)		(27)		(23)		(71)
Total Dividends and Distributions $	(19,648)	$(10	) $	(22	) $	(311	) $	(289	) $	(929)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						International Small Company Fund

						Period Ended	Year Ended
						February 29, 2016	August 31, 2015
Operations
Net investment income (loss)						$3	$77
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						(388)	(586)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						(616)	114
			Net Increase (Decrease) in Net Assets Resulting from Operations			(1,001)	(395)

Dividends and Distributions to Shareholders
From net investment income						(181)	(37)
					Total Dividends and Distributions	(181)	(37)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(525)	6,086
					Total Increase (Decrease) in Net Assets	(1,707)	5,654

Net Assets
Beginning of period						13,162	7,508
End of period (including undistributed net investment income as set forth below)						$11,455	$13,162
Undistributed (overdistributed) net investment income (loss)						$(92)	$86
	Class A		Class P		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$869	$	– $		2,418
Reinvested	26		–		64
Redeemed	(345)		(932)		(2,625)
Net Increase (Decrease)	$550		$(932	) $	(143)
Shares:
Sold	92		–		250
Reinvested	3		–		7
Redeemed	(38)		(98)		(296)
Net Increase (Decrease)	57		(98)		(39)
Year Ended August 31, 2015(a)
Dollars:
Sold	$2,038		$1,463		$3,580
Reinvested	1		–		–
Redeemed	(471)		(462)		(63)
Net Increase (Decrease)	$1,568		$1,001		$3,517
Shares:
Sold	207		144		357
Redeemed	(48)		(46)		(6)
Net Increase (Decrease)	159		98		351

Distributions:
Period Ended February 29, 2016
From net investment income $	(74	) $	(43	) $	(64)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(74	) $	(43	) $	(64)
Year Ended August 31, 2015(a)
From net investment income $	(20	) $	(17	) $	–
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(20	) $	(17	) $	–

(a)	Period from December 31, 2014, date operations commenced, through August 31, 2015 for Institutional shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Opportunistic Municipal Fund

								Period Ended	Year Ended
								February 29, 2016	August 31, 2015
Operations
Net investment income (loss)								$1,317	$1,211
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								117	153
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								1,440	(19)
			Net Increase (Decrease) in Net Assets Resulting from Operations					2,874	1,345

Dividends and Distributions to Shareholders
From net investment income								(1,275)	(1,171)
							Total Dividends and Distributions	(1,275)	(1,171)

Capital Share Transactions
Net increase (decrease) in capital share transactions								51,462	23,023
							Total Increase (Decrease) in Net Assets	53,061	23,197

Net Assets
Beginning of period								48,750	25,553
End of period (including undistributed net investment income as set forth below)								$101,811	$48,750
Undistributed (overdistributed) net investment income (loss)								$136	$94
	Class A		Class C		Class P		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$18,424		$3,922		$34,220		$52
Reinvested	356		51		594		–
Redeemed	(2,519)		(746)		(2,892)		–
Net Increase (Decrease)	$16,261		$3,227		$31,922		$52
Shares:
Sold	1,758		375		3,272		5
Reinvested	34		5		57		–
Redeemed	(241)		(71)		(275)		–
Net Increase (Decrease)	1,551		309		3,054		5
Year Ended August 31, 2015(a)
Dollars:
Sold	$10,767		$1,310		$16,215		$10
Reinvested	381		54		120		–
Redeemed	(5,022)		(691)		(121)		–
Net Increase (Decrease)	$6,126		$673		$16,214		$10
Shares:
Sold	1,051		129		1,581		1
Reinvested	37		5		12		–
Redeemed	(492)		(68)		(12)		–
Net Increase (Decrease)	596		66		1,581		1

Distributions:
Period Ended February 29, 2016
From net investment income $	(517	) $	(164	) $	(594	) $	–
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions $	(517	) $	(164	) $	(594	) $	–
Year Ended August 31, 2015(a)
From net investment income $	(746	) $	(305	) $	(120	) $	–
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions $	(746	) $	(305	) $	(120	) $	–

(a)	Period from March 10, 2015, date operations commenced, through August 31, 2015 for Institutional shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Origin Emerging Markets Fund

				Period Ended	Period Ended
				February 29, 2016	August 31, 2015(a)
Operations
Net investment income (loss)				$(1,023)	$8,483
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				(77,970)	(69,773)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(20,915)	(110,448)
		Net Increase (Decrease) in Net Assets Resulting from Operations		(99,908)	(171,738)

Dividends and Distributions to Shareholders
From net investment income				(7,563)	–
			Total Dividends and Distributions	(7,563)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions				55,376	988,068
			Total Increase (Decrease) in Net Assets	(52,095)	816,330

Net Assets
Beginning of period				816,330	–
End of period (including undistributed net investment income as set forth below)				$764,235	$816,330
Undistributed (overdistributed) net investment income (loss)				$(1,024)	$7,562
	Class A	Institutional	R-6
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$183	$83,360	$–
Reinvested	2	7,559	–
Redeemed	(20)	(35,708)	–
Net Increase (Decrease)	$165	$55,211	$–
Shares:
Sold	21	10,377	–
Reinvested	–	914	–
Redeemed	(2)	(4,451)	–
Net Increase (Decrease)	19	6,840	–

Period Ended August 31, 2015(a)
Dollars:
Sold	$4,285	$1,011,795	$3,000
Redeemed	(3,965)	(24,197)	(2,850)
Net Increase (Decrease)	$320	$987,598	$150
Shares:
Sold	428	99,465	300
Redeemed	(403)	(2,539)	(290)
Net Increase (Decrease)	25	96,926	10

Distributions:
Period Ended February 29, 2016
From net investment income	$(3)	$(7,559)	$(1)
From net realized gain on
investments	–	–	–
Total Dividends and Distributions $	(3)	$(7,559)	$(1)

Period Ended August 31, 2015(a)
From net investment income	$–	$–	$–
From net realized gain on
investments	–	–	–
Total Dividends and Distributions	$–	$–	$–

(a)	Period from January 23, 2015, date operations commenced, through August 31, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Preferred Securities Fund

										Period Ended			Year Ended
										February 29, 2016			August 31, 2015
Operations
Net investment income (loss)											$119,659			$236,958
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											26,198			49,548
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(158,214)			(106,620)
		Net Increase (Decrease) in Net Assets Resulting from Operations										(12,357)		179,886

Dividends and Distributions to Shareholders
From net investment income											(124,168)			(243,775)
From net realized gain on investments												(42,753)		(83,916)
					Total Dividends and Distributions						(166,921)			(327,691)

Capital Share Transactions
Net increase (decrease) in capital share transactions											313,219			257,382
			Total Increase (Decrease) in Net Assets								133,941			109,577

Net Assets
Beginning of period											4,817,865			4,708,288
End of period (including undistributed net investment income as set forth below)											$4,951,806			$4,817,865
Undistributed (overdistributed) net investment income (loss)										$	393			$4,902
	Class A	Class C	Class J	Class P	Institutional	R-1		R-2		R-3	R-4		R-5
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$276,521	$94,036	$10,480	$ 362,944	$625,211	$479		$172		$657	$1,183		$537
Reinvested	22,009	16,121	1,603	28,148	35,932	49		45		123	46		130
Redeemed	(166,731)	(61,205)	(6,153)	(434,354)	(491,851)	(114)		(145)		(736)		(1,374)	(544)
Net Increase (Decrease)	$131,799	$48,952	$5,930	$ (43,262)	$169,292	$414		$72		$44	$(145)		$123
Shares:
Sold	27,189	9,265	1,051	35,978	61,774	49		17		66	117		53
Reinvested	2,173	1,593	162	2,797	3,569	5		4		12	4		13
Redeemed	(16,393)	(6,035)	(622)	(43,379)	(48,856)	(12)		(14)		(73)		(137)	(54)
Net Increase (Decrease)	12,969	4,823	591	(4,604)	16,487	42		7		5		(16)	12
Year Ended August 31, 2015
Dollars:
Sold	$340,004	$93,132	$13,048	$ 880,203	$ 1,019,963	$682		$870		$1,263	$1,874		$2,807
Reinvested	46,336	31,325	2,786	46,933	77,941	93		85		259	108		248
Redeemed	(497,001)	(134,618)	(10,586)	(504,449)	(1,148,639)	(1,151)		(203)		(1,714)		(1,595)	(2,622)
Net Increase (Decrease)	$(110,661)	$ (10,161) $	5,248	$ 422,687	$(50,735)	$(376	) $	752		$(192)	$387		$433
Shares:
Sold	32,612	8,966	1,283	85,020	98,395	66		85		123	182		273
Reinvested	4,476	3,031	275	4,564	7,567	9		8		25	11		24
Redeemed	(47,650)	(12,948)	(1,040)	(48,878)	(110,633)	(112)		(20)		(167)		(157)	(256)
Net Increase (Decrease)	(10,562)	(951)	518	40,706	(4,671)	(37)		73		(19)	36		41

Distributions:
Period Ended February 29, 2016
From net investment income	$ (18,888)	$ (16,482) $	(1,193)	$ (33,993) $	(53,321)	$(35	) $	(35	) $	(90)	$(35	) $	(96)
From net realized gain on
investments	(6,571)	(6,863)	(421)	(11,569)	(17,224)	(14)		(13)		(33)		(11)	(34)
Total Dividends and Distributions	$ (25,459)	$ (23,345) $	(1,614)	$ (45,562) $	(70,545)	$(49	) $	(48	) $	(123)	$(46	) $	(130)
Year Ended August 31, 2015
From net investment income	$ (39,030)	$ (32,829) $	(2,087)	$ (63,214)	$ (106,028) $	(67	) $	(64	) $	(187)	$(83	) $	(186)
From net realized gain on
investments	(14,424)	(13,694)	(723)	(20,040)	(34,826)	(26)		(24)		(72)		(25)	(62)
Total Dividends and Distributions	$ (53,454)	$ (46,523) $	(2,810)	$ (83,254)	$ (140,854) $	(93	) $	(88	) $	(259)	$(108	) $	(248)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in dollars			Real Estate Allocation Fund

			Period Ended	Period Ended
			February 29, 2016	August 31, 2015(a)
Operations
Net investment income (loss)			$6,295	$2,941
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			3,494	(12)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(15,461)	(18,424)
		Net Increase (Decrease) in Net Assets Resulting from Operations	(5,672)	(15,495)

Dividends and Distributions to Shareholders
From net investment income			(6,875)	(1,552)
From net realized gain on investments			(56)	–
		Total Dividends and Distributions	(6,931)	(1,552)

Capital Share Transactions
Net increase (decrease) in capital share transactions			187,963	337,431
		Total Increase (Decrease) in Net Assets	175,360	320,384

Net Assets
Beginning of period			320,384	–
End of period (including undistributed net investment income as set forth below)			$495,744	$320,384
Undistributed (overdistributed) net investment income (loss)			$873	$1,453
	Class A	Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$200,455	$8,389
Reinvested	6,762	169
Redeemed	(27,812)	–
Net Increase (Decrease)	$179,405	$8,558
Shares:
Sold	20,819	881
Reinvested	696	18
Redeemed	(2,892)	–
Net Increase (Decrease)	18,623	899

Period Ended August 31, 2015(a)
Dollars:
Sold	$339,860	$10,000
Reinvested	1,479	73
Redeemed	(13,981)	–
Net Increase (Decrease)	$327,358	$10,073
Shares:
Sold	33,529	1,000
Reinvested	148	7
Redeemed	(1,386)	–
Net Increase (Decrease)	32,291	1,007

Distributions:
Period Ended February 29, 2016
From net investment income$	(6,707)	$(168)
From net realized gain on
investments	(55)	(1)
Total Dividends and Distributions$	(6,762)	$(169)

Period Ended August 31, 2015(a)
From net investment income$	(1,479)	$(73)
From net realized gain on
investments	–	–
Total Dividends and Distributions$	(1,479)	$(73)

(a)	Period from December 31, 2014, date operations commenced, through August 31, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						Real Estate Debt Income Fund

						Period Ended	Period Ended
						February 29, 2016	August 31, 2015(a)
Operations
Net investment income (loss)						$771	$926
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						(56)	(1)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						(1,677)	(932)
			Net Increase (Decrease) in Net Assets Resulting from Operations			(962)	(7)

Dividends and Distributions to Shareholders
From net investment income						(807)	(937)
					Total Dividends and Distributions	(807)	(937)

Capital Share Transactions
Net increase (decrease) in capital share transactions						559	45,502
					Total Increase (Decrease) in Net Assets	(1,210)	44,558

Net Assets
Beginning of period						44,558	–
End of period (including undistributed net investment income as set forth below)						$43,348	$44,558
Undistributed (overdistributed) net investment income (loss)						$(37)	$(1)
	Class A		Class P		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$430		$454		$146
Reinvested	4		5		7
Redeemed	(56)		(371)		(60)
Net Increase (Decrease)	$378		$88		$93
Shares:
Sold	45		47		15
Reinvested	–		–		1
Redeemed	(6)		(38)		(6)
Net Increase (Decrease)	39		9		10

Period Ended August 31, 2015(a),(b)
Dollars:
Sold	$22,658		$113		$22,857
Reinvested	1		1		6
Redeemed	(114)		–		(20)
Net Increase (Decrease)	$22,545		$114		$22,843
Shares:
Sold	2,275		12		2,294
Reinvested	–		–		1
Redeemed	(12)		–		(2)
Net Increase (Decrease)	2,263		12		2,293

Distributions:
Period Ended February 29, 2016
From net investment income $	(383	) $	(5	) $	(419)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(383	) $	(5	) $	(419)

Period Ended August 31, 2015(a),(b)
From net investment income $	(447	) $	(1	) $	(489)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(447	) $	(1	) $	(489)

(a)	Period from December 31, 2014, date operations commenced, through August 31, 2015.
(b)	Period from June 15, 2015, date operations commenced, through August 31, 2015 for Class P shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Small-MidCap Dividend Income Fund

								Period Ended	Year Ended
								February 29, 2016	August 31, 2015
Operations
Net investment income (loss)								$24,204	$47,582
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(5,333)	45,159
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(36,312)	(219,893)
			Net Increase (Decrease) in Net Assets Resulting from Operations					(17,441)	(127,152)

Dividends and Distributions to Shareholders
From net investment income								(25,493)	(37,522)
From net realized gain on investments								(33,794)	(35,479)
							Total Dividends and Distributions	(59,287)	(73,001)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(15,993)	596,664
							Total Increase (Decrease) in Net Assets	(92,721)	396,511

Net Assets
Beginning of period								1,719,140	1,322,629
End of period (including undistributed net investment income as set forth below)								$1,626,419	$1,719,140
Undistributed (overdistributed) net investment income (loss)								$24,574	$25,863
	Class A		Class C		Class P		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$15,648		$12,741		$88,711		$54,863
Reinvested	4,805		3,513		17,997		30,456
Redeemed	(37,274)		(19,401)		(125,942)		(62,110)
Net Increase (Decrease)	$(16,821	) $	(3,147)		$ (19,234)		$23,209
Shares:
Sold	1,244		1,016		6,983		4,371
Reinvested	383		281		1,413		2,414
Redeemed	(2,958)		(1,569)		(9,948)		(4,914)
Net Increase (Decrease)	(1,331)		(272)		(1,552)		1,871
Year Ended August 31, 2015
Dollars:
Sold	$84,482		$67,856		$ 324,713		$447,792
Reinvested	6,909		3,627		23,766		34,344
Redeemed	(77,993)		(22,421)		(205,921)		(90,490)
Net Increase (Decrease)	$13,398		$49,062		$ 142,558		$391,646
Shares:
Sold	6,099		4,924		23,172		32,084
Reinvested	507		268		1,720		2,507
Redeemed	(5,663)		(1,650)		(14,775)		(6,610)
Net Increase (Decrease)	943		3,542		10,117		27,981

Distributions:
Period Ended February 29, 2016
From net investment income $	(2,234	) $	(1,347	) $	(8,453	) $	(13,459)
From net realized gain on
investments	(3,134)		(2,665)		(10,927)		(17,068)
Total Dividends and Distributions $	(5,368	) $	(4,012)		$ (19,380)		$(30,527)
Year Ended August 31, 2015
From net investment income $	(3,795	) $	(1,706)		$ (13,745)		$(18,276)
From net realized gain on
investments	(4,107)		(2,536)		(12,056)		(16,780)
Total Dividends and Distributions $	(7,902	) $	(4,242)		$ (25,801)		$(35,056)

See accompanying notes.

		STATEMENT OF CHANGES IN NET ASSETS
		PRINCIPAL FUNDS, INC.
		(unaudited)
			SystematEx
			International
Amounts in thousands			Fund
			Period Ended
			February 29,
			2016 (a)
Operations
Net investment income (loss)			$45
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			(28)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(493)
		Net Increase (Decrease) in Net Assets Resulting from Operations	(476)

Dividends and Distributions to Shareholders
From net investment income			(35)
From net realized gain on investments			(12)
		Total Dividends and Distributions	(47)

Capital Share Transactions
Net increase (decrease) in capital share transactions			11,204
		Total Increase (Decrease) in Net Assets	10,681

Net Assets
Beginning of period			–
End of period (including undistributed net investment income as set forth below)			$10,681
Undistributed (overdistributed) net investment income (loss)			$10
Institutional		R-6
Capital Share Transactions:
Period Ended February 29, 2016(a)
Dollars:
Sold	$7,704	$3,500
Net Increase (Decrease)	$7,704	$3,500
Shares:
Sold	781	350
Net Increase (Decrease)	781	350

Distributions:
Period Ended February 29, 2016(a)
From net investment income $	(19)	$(16)
From net realized gain on
investments	(6)	(6)
Total Dividends and Distributions $	(25)	$(22)

(a)	Period from September 22, 2015, date operations commenced, through February 29, 2016.

See accompanying notes.

	STATEMENT OF CHANGES IN NET ASSETS
	PRINCIPAL FUNDS, INC.
	(unaudited)
		SystematEx
		Large
Amounts in thousands		Value Fund
		Period Ended
		February 29,
		2016 (a)
Operations
Net investment income (loss)		$80
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		(51)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		(9)
	Net Increase (Decrease) in Net Assets Resulting from Operations	20

Dividends and Distributions to Shareholders
From net investment income		(53)
From net realized gain on investments		(17)
	Total Dividends and Distributions	(70)

Capital Share Transactions
Net increase (decrease) in capital share transactions		7,500
	Total Increase (Decrease) in Net Assets	7,450

Net Assets
Beginning of period		–
End of period (including undistributed net investment income as set forth below)		$7,450
Undistributed (overdistributed) net investment income (loss)		$27
	R-6
Capital Share Transactions:
Period Ended February 29, 2016(a)
Dollars:
Sold	$7,500
Net Increase (Decrease)	$7,500
Shares:
Sold	750
Net Increase (Decrease)	750

Distributions:
Period Ended February 29, 2016(a)
From net investment income $	(53)
From net realized gain on
investments	(17)
Total Dividends and Distributions $	(70)

(a)	Period from September 22, 2015, date operations commenced, through February 29, 2016.

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond Market Index Fund, Credit Opportunities Explorer Fund, Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, EDGE MidCap Fund, Global Multi-Strategy Fund, Global Opportunities Equity Hedged Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Allocation Fund, Real Estate Debt Income Fund, Small-MidCap Dividend Income Fund, SystematEx International Fund and SystematEx Large Value Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4, R-5 and R-6. Information presented in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares. Certain detailed financial information for Class A, Class C and Class P shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the period. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective September 10, 2014, the initial purchases of $10,000,000 of Class A and Institutional shares of Credit Opportunities Explorer Fund were made by Principal Financial Services, Inc.

Effective September 10, 2014, the initial purchases of $7,500,000 of Class A and Institutional shares of Dynamic High Yield Explorer Fund were made by Principal Financial Services, Inc.

Effective December 31, 2014, the initial purchase of $10,000 of R-6 shares of Diversified Real Asset Fund was made by Principal Management Corporation (the “Manager”).

Effective December 31, 2014, the initial purchase of $10,000 of Institutional shares of International Small Company Fund was made by the Manager.

Effective December 31, 2014, the initial purchases of $10,000 of Class A and Institutional shares of Real Estate Allocation Fund were made by the Manager.

Effective December 31, 2014, the initial purchases of $10,000,000 of Class A and Institutional shares of Real Estate Debt Income Fund were made by Principal Financial Services, Inc. On February 6, 2015, February 13, 2015, and February 20, 2015, additional purchases totaling $12,500,000 of Class A and Institutional shares were made by Principal Financial Services, Inc.

Effective January 23, 2015, the initial purchases of $4,000,000, $3,000,000 and $3,000,000 of Class A, Institutional and R-6 shares, respectively, of Origin Emerging Markets Fund were made by Principal Financial Services, Inc.

Effective March 10, 2015, the initial purchase of $10,000 of Institutional Class of Opportunistic Municipal Fund was made by the Manager.

Effective June 15, 2015, the initial purchase of $10,000 of Class P shares of Real Estate Debt Income Fund was made by the Manager.

Effective September 22, 2015, the initial purchases of $2,500,000 of Class A shares, Class P shares and Institutional shares of Global Opportunities Equity Hedged Fund were made by Principal Financial Services, Inc.

Effective September 22, 2015, the initial purchases of $4,000,000 and $3,500,000 of Institutional shares and R-6 shares, respectively, of SystematEx International Fund were made by Principal Financial Services, Inc.

Effective September 22, 2015, the initial purchase of $7,500,000 of R-6 shares of SystematEx Large Value Fund was made by Principal Financial Services, Inc.

Effective September 28, 2015, the initial purchase of $10,000 of Institutional shares of Edge MidCap Fund was made by the Manager.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Real Estate Allocation Fund invests in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Real Estate Allocation Fund) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

2. Significant Accounting Policies (Continued)

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

Global		Global Opportunities		International		International
Opportunities Fund		Equity Hedged Fund		Equity Index Fund		Small Company Fund
Euro	11.0%	Euro	10.7%	Euro	29.5%	Japanese Yen	27.3%
Japanese Yen	7.9	Japanese Yen	7.6	Japanese Yen	22.4	Euro	24.7
British Pound	7.4	British Pound	7.3	British Pound	19.1	British Pound	20.2
				Swiss Franc	9.1	Canadian Dollar	8.5
				Australian Dollar	6.6	Australian Dollar	6.0

Origin Emerging		SystematEx
Markets Fund		International Fund
Hong Kong Dollar	31.3%	Euro	31.4%
New Taiwan Dollar	11.3	Japanese Yen	21.6
South Korean Won	11.3	British Pound	19.7
		Swiss Franc	10.4

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that the Real Estate Allocation Fund bears directly, the Real Estate Allocation Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Expenses included in the statement of operations of Real Estate Allocation Fund reflect the expenses of Real Estate Allocation Fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

2. Significant Accounting Policies (Continued)

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 29, 2016, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2012-2015. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended February 29, 2016, Blue Chip Fund, Global Multi-Strategy Fund, Global Opportunities Equity Hedged Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Preferred Securities Fund, Real Estate Debt Income Fund, and SystematEx International Fund each borrowed from the Facility. Blue Chip Fund, Bond Market Index Fund, Credit Opportunities Explorer Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Small Company Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Debt Income Fund, and Small-MidCap Dividend Income Fund each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. The Funds did not borrow against the line of credit during the period ended February 29, 2016.

Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

Credit Opportunities Explorer Fund, Diversified Real Asset Fund, and Global Multi-Strategy Fund have financial instruments that are subject to Master Agreements or similar agreements.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

As of February 29, 2016, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund: Credit Opportunities Explorer Fund

Financial Derivative Instruments: Over the Counter Summary

			Counterparty
			Barclays Bank PLC
Assets*
Total Return Swaps				$1
Total OTC				$1

Liabilities*
Total Return Swaps				$(1)
Total OTC				$(1)

Net Market Value of OTC Derivatives				$—
Collateral (Received)/Pledged				—
Net Exposure				$—

Fund: Diversified Real Asset Fund
Financial Derivative Instruments: Over the Counter Summary

						Counterparty
	BOA	BARC	BNP	CITI	DB	GOLD	HSBC	JPM	MS	RBC	RBS	UBS	Westpac	Total
Assets*
Foreign Currency
Contracts	$11	$—	$37	$166	$4,200	$11	$5	$15,713	$294	$11	$—	$62	$—	$20,510
Interest Rate Swaps	—	—	—	—	147	—	—	—	—	—	—	—	—	147
Purchased Capped
Options	—	—	—	—	2	—	—	—	—	—	—	—	—	2
Purchased Interest
Rate Swaptions	—	25	—	—	987	—	—	—	—	—	—	—	—	1,012
Total OTC	$11	$25	$37	$166	$5,336	$11	$5	$15,713	$294	$11	$—	$62	$—	$21,671

Liabilities*
Foreign Currency
Contracts	$(34)	$(269)	$—	$(161)	$(3,143)	$(82)	$(171)	$(17,928)	$(28)	$(44)	$(54)	$(264)	$(9)	$(22,187)
Interest Rate Swaps	—	(125)	—	—	(53)	—	—	—	—	—	—	—	—	(178)
Written Interest Rate
Swaptions	—	(35)	—	—	(94)	—	—	—	—	—	—	—	—	(129)
Total OTC	$(34)	$(429)	$—	$(161)	$(3,290)	$(82)	$(171)	$(17,928)	$(28)	$(44)	$(54)	$(264)	$(9)	$(22,494)

Net Market Value of
OTC Derivatives	$(23)	$(404)	$37	$5	$2,046	$(71)	$(166)	$(2,215)	$266	$(33)	$(54)	$(202)	$(9)	$(823)
Collateral
(Received)/Pledged	—	404 **	—	—	(620)^	—	—	910 **	—	—	—	—	—	694 **
Net Exposure	$(23)	$—	$37	$5	$1,426	$(71)	$(166)	$(1,305)	$266	$(33)	$(54)	$(202)	$(9)	$(129)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

Fund: Global Multi-Strategy Fund
Financial Derivative Instruments: Over the Counter Summary

										Counterparty
		BOA	BARC	BNY	CITI		CA	CS		CWBA	DB		GOLD	HSBC	ITC	JPM		ML	MS	Nomura	UBS	Total
Assets*
Credit Default Swaps		$—	$3,229	$—	$3,003		$—	$—		$—	$473		$—	$—	$—	$872		$51	$—	$—	$—	$7,628
Equity Basket Swaps		—	—	—	—		—	—		—	4,288		—	—	—	—		—	9,155	—	—	13,443
Foreign Currency
Contracts		18,754	243	1,422	5,649		—	5,210		65	211		49	113	49	706		629	96	—	2	33,198
Interest Rate Swaps		91	478	—	—		—	—		—	—		—	—	—	89		26	—	—	—	684
Purchased Interest
Rate Swaptions		—	63	—	—		—	—		—	269		—	—	—	25		232	—	—	—	589
Synthetic Futures		28	—	—	—		—	—		—	—		—	—	—	—		—	59	—	—	87
Total Return Swaps		—	—	—	511		—	—		—	—		—	—	—	—		—	—	—	—	511
Total OTC		$18,873	$4,013	$1,422	$9,163		$—	$5,210		$65	$5,241		$49	$113	$49	$1,692		$938	$9,310	$—	$2	$56,140

Liabilities*
Credit Default Swaps	$	— $	(2,341)	$—	$(339)		$ —	$—		$—	$—		$—	$(767)	$—	$—		$—	$—	$—	$—	$ (3,447)
Equity Basket Swaps		(60)	—	—	—		—	—		—	(597)		—	—	—	—		—	—	—	—	(657)
Foreign Currency
Contracts		(14,678)	(199)	(410)	(3,226)		(5)	(3,209)		—	—		(88)	(381)	(49)	(30)		(485)	(168)	(1)	(8,736)	(31,665)
Interest Rate Swaps		(5)	—	—	—		—	—		—	—		—	—	—	—		—	—	—	—	(5)
Synthetic Futures		(57)	—	—	—		—	—		—	—		—	—	—	—		—	(83)	—	—	(140)
Written Interest Rate
Swaptions		—	(64)	—	—		—	—		—	—		—	—	—	—		(38)	—	—	—	(102)
Total OTC		$(14,800)	$(2,604)	$(410)	$(3,565)		$ (5)	$(3,209)		$—	$ (597)		$(88)	$(1,148)	$(49)	$(30)		$(523)	$(251)	$(1)	$(8,736)	$(36,016)

Net Market Value of
OTC Derivatives		$4,073	$1,409	$1,012	$5,598		$(5)	$2,001		$65	$4,644		$(39)	$(1,035)	$ —	$1,662		$ 415	$9,059	$(1)	$(8,734)	$20,124
Collateral
(Received)/Pledged		(53)^	(700)^	—	(1,140	)^	—	(1,936	)^	—	(690	)^	—	767 **	—	(182	)^	—	—	—	—	(3,934)^
Net Exposure		$4,020	$709	$1,012	$4,458		$(5)	$65		$65	$3,954		$(39)	$(268)	$—	$1,480		$ 415	$9,059	$(1)	$(8,734)	$16,190

											Total Borrowings and
		Repurchase Agreement			Payable for Reverse						Other Financing					Collateral
Counterparty		Proceeds to be Received			Repurchase Agreements						Transactions					(Received)/Pledged				Net Exposure
Barclays Bank PLC			$69,592				$(75,419)						$(5,827)			$11,510					$—
Merrill Lynch			111,882				(67,446)						44,436			(53,421)					—
Mizuho Securities			8,000				(8,150)						(150)					8,142			—

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

**The Fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.

^ The counterparty has pledged cash or securities to the Fund as collateral in a segregated account which is not included in the assets of the Fund.

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Real Estate Allocation Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. During the period when the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

Options Contracts. During the period Global Multi-Strategy Fund, Diversified Real Asset Fund, and Preferred Securities Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the period ended February 29, 2016, were as follows:

		Notional Amount
Diversified Real Asset Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	98,056,121	79,520	$2,542
Options written	229,720,935	24,270	2,201
Options expired	(50,740,038)	(2,800)	(545)
Options closed	(174,221,878)	(43,400)	(2,319)
Options exercised	(49,400,000)	(25,160)	(877)
Balance at end of period	53,415,140	32,430	$1,002

		Notional Amount
Global Multi-Strategy Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	20,103,785	495,000	$8,097
Options written	57,822,784	61,100	15,794
Options expired	(7,900,412)	—	(237)
Options closed	(47,122,000)	(517,000)	(11,222)
Options exercised	(163)	—	(69)
Balance at end of period	22,903,994	39,100	$12,363

		Notional Amount
Preferred Securities Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	21,492	—	$12,743
Options written	146,919	—	46,433
Options expired	(73,351)	—	(18,700)
Options closed	(84,688)	—	(34,238)
Options exercised	(4,328)	—	(1,458)
Balance at end of period	6,044	—	$4,780

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.

Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statement of operations.

Global Master Repurchase Agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. While a reverse repurchase agreement is outstanding, the Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The following table shows a breakdown of the obligations owed by fund, security type sold and remaining maturity for the reverse repurchase agreements.

			Payable for Reverse
Fund	Security Type	Remaining Contractual Tenor	Repurchase Agreement
Global Multi Strategy Fund	U.S. Treasury and Agency Securities	Overnight and Continuous	$67,446
Global Multi Strategy Fund	U.S. Treasury and Agency Securities	Up to 30 Days	27,301
Global Multi Strategy Fund	U.S. Treasury and Agency Securities	Greater than 90 Days	8,150
Global Multi Strategy Fund	Non–U.S. Sovereign Debt	Greater than 90 Days	27,823
Global Multi-Strategy Fund	Foreign Corporate Bond	Greater than 90 Days	20,295
	Gross amount of recognized liabilities for reverse repurchase agreements		$151,015

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium received for lending certain types of securities. Security lending income is shown in each fund’s statement of operations. As of February 29, 2016, the Funds had no securities on loan.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of February 29, 2016, the Funds had no unfunded loan commitments.

Short Sales. Bond Market Index Fund and Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Credit Opportunities Explorer Fund, Diversified Real Asset Fund, and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 29, 2016 for which a Fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component without actually owning the underlying position.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of February 29, 2016, counterparties had pledged collateral for swap agreements of $620,000 and $3,093,280 for the Diversified Real Asset Fund and Global Multi-Strategy Fund, respectively. The collateral is maintained in a segregated account and is not recorded in the books and records of the funds.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of Real Estate Allocation Fund, (singly, “a fund of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the fund of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, SAM Portfolios, PVC SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, Real Estate Allocation Fund, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, and PVC Diversified Income Account. Principal Real Estate Investors, LLC, (“Principal-REI”) is Sub-advisor to Real Estate Allocation Fund and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios and PVC SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, Principal-REI and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

As of February 29, 2016, the SAM Portfolios, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, PVC Multi-Asset Income Account, and Real Estate Allocation Fund owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

Fund	Total Percentage of Outstanding Shares Owned
Blue Chip Fund	94.67%
Bond Market Index Fund	88.32
Diversified Real Asset Fund	27.76
EDGE MidCap Fund	99.99
Global Multi-Strategy Fund	58.13
Global Opportunities Fund	98.97
International Equity Index Fund	54.25
International Small Company Fund	21.19
Origin Emerging Markets Fund	60.92
Preferred Securities Fund	0.97
Real Estate Debt Income Fund	0.51
Small-MidCap Dividend Income Fund	31.78

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):

	Asset Derivatives February 29, 2016			Liability Derivatives February 29, 2016
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Credit Opportunities Explorer Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$6*	Payables, Net Assets Consist of Net unrealized	$4	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1	Payables, Net Assets Consist of Net unrealized	$1
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$14*	Payables, Net Assets Consist of Net unrealized	$28	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	21		$33
Diversified Real Asset Fund
Foreign exchange contracts	Receivables, Net Assets Consist of Net unrealized	$23,939		Payables, Net Assets Consist of Net unrealized	$22,785
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$1,364*	Payables, Net Assets Consist of Net unrealized	$1,024	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	25,303		$23,809

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

	Asset Derivatives February 29, 2016		Liability Derivatives February 29, 2016
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Global Multi-Strategy Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized	$1,834	Payables, Net Assets Consist of Net unrealized	$361
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 38,567*	Payables, Net Assets Consist of Net unrealized	$6,433	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Foreign exchange contracts	Receivables, Net Assets Consist of Net unrealized	$33,432	Payables, Net Assets Consist of Net unrealized	$31,882
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$8,071*	Payables, Net Assets Consist of Net unrealized	$7,501	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
	Total$	81,904		$46,177
Global Opportunities Equity Hedged Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$53*	Payables, Net Assets Consist of Net unrealized	$41	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
International Equity Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$—	Payables, Net Assets Consist of Net unrealized	$347	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Origin Emerging Markets Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$608*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Preferred Securities Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$8,074	Payables, Net Assets Consist of Net unrealized	$2,455
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts and certain synthetic futures as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Credit Opportunities Explorer Fund
Credit contracts	Net realized gain (loss) from Swap	$(41)	$2
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Futures	$25	$(7)
	contracts and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Swap agreements
Interest rate contracts	Net realized gain (loss) from Futures	$(139)	$(15)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$(155)	$(20)
Diversified Real Asset Fund
Foreign exchange contracts	Net realized gain (loss) from Investment	$(7,107)	$(5,409)
	transactions, Foreign currency transactions,
	and Options and swaptions/Change in
	unrealized appreciation/(depreciation) of
	Investments, Options and swaptions, and
	Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(2,251)	$78
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$(9,358)	$(5,331)

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Global Multi-Strategy Fund
Credit contracts	Net realized gain (loss) from Swap	$4,517	$(1,426)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	$2,636	$6,848
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	$10,867	$(9,663)
	transactions, Foreign currency transactions,
	Futures contracts, and Options and
	swaptions /Change in unrealized
	appreciation/(depreciation) of Investments,
	Options and swaptions, and Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$1,821	$2,387
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$19,841	$(1,854)
Global Opportunities Equity Hedged Fund
Equity contracts	Net realized gain (loss) from Futures	$(60)	$12
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
International Equity Index Fund
Equity contracts	Net realized gain (loss) from Futures	$(73)	$(426)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Origin Emerging Markets Fund
Equity contracts	Net realized gain (loss) from Futures	$(8,256)	$3,572
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Preferred Securities Fund
Interest rate contracts	Net realized gain (loss) from Investment	$(672)	$(173)
	transactions, Futures contracts, and Options
	and swaptions/Change in unrealized
	appreciation/(depreciation) of Investments
	and Options and swaptions

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Credit Opportunities Explorer Fund, Diversified Real Asset Fund and the Global Multi-Strategy Fund. The Preferred Securities Fund uses long and short U.S. Treasury futures contracts to mitigate interest rate volatility. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the periods ended February 29, 2016.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC.

February 29, 2016 (unaudited)

4. Fair Valuation (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3. The table below includes transfers from Level 1 to Level 2 at February 29, 2016 due to lack of exchange traded valuation data; however, observable market inputs were available to support these valuations:

Global Multi-Strategy Fund	$1,140,361
Preferred Securities Fund	26,188,361

Below are transfers from Level 2 to Level 1 at February 29, 2016 due to the resumption of trading for previous thinly traded securities:

Global Multi-Strategy Fund	$1,881,946
Preferred Securities Fund	72,612,701

The following is a summary of the inputs used as of February 29, 2016 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$1,199,775	$—	$—	$1,199,775
Investment Companies*	1,361	—	—	1,361
Total investments in securities $	1,201,136	$—	$—	$1,201,136

Bond Market Index Fund
Bonds*	$—	$431,718	$—	$431,718
Investment Companies*	115,520	—	—	115,520
Municipal Bonds*	—	10,711	—	10,711
U.S. Government & Government Agency Obligations*	—	826,510	—	826,510
Total investments in securities $	115,520	$1,268,939	$—	$1,384,459
Short Sales
U.S. Government & Government Agency Obligations	$—	$(441)	$—	$(441)
Total Short Sales $	—	$(441)	$—	$(441)

Credit Opportunities Explorer Fund
Bonds*	$—	$15,879	$—	$15,879
Investment Companies*	1,287	—	—	1,287
Senior Floating Rate Interests*	—	121	—	121
U.S. Government & Government Agency Obligations*	—	530	—	530
Total investments in securities $	1,287	$16,530	$—	$17,817
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$6	$—	$6
Equity Contracts**
Total Return Swaps	$—	$1	$—	$1
Interest Rate Contracts**
Futures	$14	$—	$—	$14
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(4)	$—	$(4)
Equity Contracts**
Total Return Swaps	$—	$(1)	$—	$(1)
Interest Rate Contracts**
Futures	$(28)	$—	$—	$(28)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified Real Asset Fund
Bonds*	$—	$227,192	$—	$227,192
Commodity Indexed Structured Notes*	—	116,328	—	116,328
Common Stocks
Basic Materials	92,391	73,023	—	165,414
Communications	503	4,910	—	5,413
Consumer, Cyclical	18,193	5,256	—	23,449
Consumer, Non-cyclical	69,107	86,888	—	155,995
Diversified	3,229	9,250	—	12,479
Energy	605,608	13,349	—	618,957
Financial	263,466	127,870	—	391,336
Industrial	71,163	65,390	—	136,553
Utilities	114,107	66,045	—	180,152
Investment Companies*	568,957	—	—	568,957
Senior Floating Rate Interests*	—	540,602	—	540,602
U.S. Government & Government Agency Obligations*	—	470,432	—	470,432
Purchased Interest Rate Swaptions	—	1,012	—	1,012
Purchased Capped Options	—	2	—	2
Purchased Options	168	3,429	—	3,597
Total investments in securities $	1,806,892	$1,810,978	$—	$3,617,870
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$20,510	$—	$20,510
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$21	$—	$21
Futures	13	—	—	13
Interest Rate Swaps	—	147	—	147

Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(22,187)	$—	$(22,187)
Written Options	—	(598)	—	(598)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(130)	$—	$(130)
Futures	(575)	—	—	(575)
Interest Rate Swaps	—	(178)	—	(178)
Interest Rate Swaptions	—	(129)	—	(129)
Options	(11)	—	—	(11)

Dynamic High Yield Explorer Fund
Bonds*	$—	$3,819	$—	$3,819
Investment Companies*	1,324	—	—	1,324
Senior Floating Rate Interests*	—	8,599	—	8,599
Total investments in securities $	1,324	$12,418	$—	$13,742

EDGE MidCap Fund
Common Stocks*	$154,090	$—	$—	$154,090
Investment Companies*	4,060	—	—	4,060
Total investments in securities $	158,150	$—	$—	$158,150

Global Multi-Strategy Fund
Bonds*	$—	$841,770	$11,093	$852,863
Common Stocks
Basic Materials	68,313	24,004	—	92,317
Communications	111,022	14,004	—	125,026
Consumer, Cyclical	101,948	28,199	—	130,147
Consumer, Non-cyclical	274,639	40,943	—	315,582
Energy	40,165	2,209	—	42,374
Exchange Traded Funds	9,307	296	—	9,603
Financial	152,478	30,043	2,793	185,314
Industrial	109,591	36,718	—	146,309
Technology	91,471	11,451	—	102,922
Utilities	29,755	3,579	—	33,334
Convertible Bonds*	—	60,146	—	60,146

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund (Continued)
Convertible Preferred Stocks
Communications	2,167	—	264	2,431
Consumer, Cyclical	—	523	—	523
Consumer, Non-cyclical	11,276	—	—	11,276
Energy	716	—	—	716
Financial	4,781	—	—	4,781
Industrial	712	—	—	712
Technology	—	—	73	73
Utilities	4,713	—	—	4,713
Investment Companies*	594,250	—	—	594,250
Preferred Stocks
Communications	—	933	1,162	2,095
Financial	—	—	703	703
Industrial	—	—	116	116
Technology	—	—	306	306
Repurchase Agreements*	—	189,474	—	189,474
Senior Floating Rate Interests*	—	11,078	—	11,078
U.S. Government & Government Agency Obligations*	—	241,596	—	241,596
Purchased Interest Rate Swaptions	—	589	—	589
Purchased Options	16,138	872	—	17,010
Total investments in securities $	1,623,442	$1,538,427	$16,510	$3,178,379
Short Sales
Bonds	$—	$(64,247)	$—	$(64,247)
Common Stocks
Basic Materials	(9,735)	(1,695)	—	(11,430)
Communications	(21,791)	(3,523)	(24)	(25,338)
Consumer, Cyclical	(46,097)	(4,092)	—	(50,189)
Consumer, Non-cyclical	(81,356)	(7,913)	—	(89,269)
Diversified	(1,673)	—	—	(1,673)
Energy	(11,733)	(930)	—	(12,663)
Financial	(79,380)	(4,043)	—	(83,423)
Industrial	(37,539)	(5,050)	—	(42,589)
Technology	(36,777)	(1,773)	—	(38,550)
Utilities	(17,087)	(743)	—	(17,830)
Preferred Stocks
Basic Materials	—	(286)	—	(286)
Consumer, Cyclical	—	(59)	—	(59)
Consumer, Non-cyclical	—	(86)	—	(86)
U.S. Government & Government Agency Obligations	—	(110,279)	—	(110,279)
Total Short Sales $	(343,168)	$(204,719)	$(24)	$(547,911)

Assets
Credit Contracts**
Credit Default Swaps	$—	$7,628	$—	$7,628
Equity Contracts**
Futures	$20,124	$—	$—	$20,124
Synthetic Futures	—	75	—	75
Total Return Equity Basket Swaps	—	13,443	—	13,443
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$33,198	$—	$33,198
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$453	$—	$453
Futures	6,372	—	—	6,372
Interest Rate Swaps	—	684	—	684
Synthetic Futures	—	12	—	12
Total Return Swaps	—	511	—	511
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(3,447)	$—	$(3,447)
Equity Contracts**
Futures	$(3,599)	$—	$—	$(3,599)
Options	(8,414)	—	—	(8,414)
Synthetic Futures	—	(90)	—	(90)
Total Return Equity Basket Swaps	—	(657)	—	(657)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(31,665)	$—	$(31,665)
Written Options	—	(194)	—	(194)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund (Continued)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(557)	$—	$(557)
Futures	(4,242)	—	—	(4,242)
Interest Rate Swaps	—	(5)	—	(5)
Interest Rate Swaptions	—	(102)	—	(102)
Options	(4,033)	—	—	(4,033)
Synthetic Futures	—	(50)	—	(50)

Global Opportunities Equity Hedged Fund
Common Stocks
Basic Materials	$—	$85	$—	$85
Communications	401	331	—	732
Consumer, Cyclical	418	431	—	849
Consumer, Non-cyclical	1,775	621	—	2,396
Energy	184	60	—	244
Financial	767	282	—	1,049
Industrial	270	38	—	308
Technology	592	—	—	592
Utilities	197	216	—	413
Investment Companies*	425	—	—	425
Total investments in securities $	5,029	$2,064	$—	$7,093

Assets

Equity Contracts**
Futures	$53	$—	$—	$53

Liabilities

Equity Contracts**
Futures	$(41)	$—	$—	$(41)

Global Opportunities Fund
Common Stocks
Basic Materials	$—	$14,126	$—	$14,126
Communications	66,118	55,283	—	121,401
Consumer, Cyclical	70,644	73,011	—	143,655
Consumer, Non-cyclical	294,535	106,124	—	400,659
Energy	29,874	9,734	—	39,608
Financial	126,627	46,848	—	173,475
Industrial	43,774	7,479	—	51,253
Technology	104,913	—	—	104,913
Utilities	34,368	46,847	—	81,215
Investment Companies*	65,700	—	—	65,700
Total investments in securities $	836,553	$359,452	$—	$1,196,005

International Equity Index Fund
Common Stocks
Basic Materials	$—	$42,754	$—	$42,754
Communications	—	59,742	—	59,742
Consumer, Cyclical	281	97,861	—	98,142
Consumer, Non-cyclical	255	197,434	—	197,689
Diversified	972	2,022	—	2,994
Energy	—	36,489	—	36,489
Exchange Traded Funds	11,547	—	—	11,547
Financial	450	176,869	—	177,319
Industrial	—	89,680	—	89,680
Technology	1,039	20,867	—	21,906
Utilities	—	28,933	—	28,933
Investment Companies*	4,642	—	—	4,642
Preferred Stocks
Basic Materials	—	193	—	193
Consumer, Cyclical	—	2,186	—	2,186
Consumer, Non-cyclical	—	1,217	—	1,217
Total investments in securities $	19,186	$756,247	$—	$775,433

Liabilities

Equity Contracts**
Futures	$(347)	$—	$—	$(347)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

International Small Company Fund
Common Stocks
Basic Materials		$112	$572	$—	$684
Communications		68	463	—	531
Consumer, Cyclical		159	2,203	—	2,362
Consumer, Non-cyclical		—	1,860	—	1,860
Energy		217	236	—	453
Financial		177	2,280	—	2,457
Industrial		150	1,691	—	1,841
Technology		120	458	—	578
Utilities		—	290	—	290
Investment Companies*		315	—	—	315
Preferred Stocks
Industrial		—	75	—	75
	Total investments in securities $	1,318	$10,128	$—	$11,446

Opportunistic Municipal Fund
Bonds*		$—	$511	$—	$511
Common Stocks*		1,055	—	—	1,055
Municipal Bonds*		—	101,502	—	101,502
	Total investments in securities $	1,055	$102,013	$—	$103,068

Origin Emerging Markets Fund
Common Stocks
Basic Materials		$—	$35,077	$—	$35,077
Communications		2,411	95,338	—	97,749
Consumer, Cyclical		21,907	61,044	—	82,951
Consumer, Non-cyclical		35,739	67,575	—	103,314
Diversified		—	7,177	—	7,177
Energy		—	30,713	—	30,713
Financial		11,394	119,697	—	131,091
Industrial		30,539	69,325	—	99,864
Technology		107,086	5,793	—	112,879
Utilities		—	26,665	—	26,665
Investment Companies*		33,130	—	—	33,130
	Total investments in securities $	242,206	$518,404	$—	$760,610

Assets

Equity Contracts**
Futures		$608	$—	$—	$608

Preferred Securities Fund
Bonds*		$—	$2,836,350	$—	$2,836,350
Convertible Bonds*		—	5,434	—	5,434
Convertible Preferred Stocks
Financial		71,458	—	—	71,458
Investment Companies*		109,473	—	—	109,473
Preferred Stocks
Communications		162,526	112,949	—	275,475
Consumer, Non-cyclical		—	24,969	—	24,969
Financial		1,259,167	88,321	—	1,347,488
Government		—	56,757	—	56,757
Industrial		38,462	—	—	38,462
Utilities		102,359	8,087	—	110,446
Purchased Options		8,074	—	—	8,074
	Total investments in securities $	1,751,519	$3,132,867	$—	$4,884,386

Liabilities
Interest Rate Contracts**
Options		$(2,455)	$—	$—	$(2,455)

Real Estate Allocation Fund
Investment Companies*		$499	$—	$—	$499
	Total investments in securities $	499	$—	$—	$499

Real Estate Debt Income Fund
Bonds*		$—	$42,318	$—	$42,318
Investment Companies*		768	—	—	768
	Total investments in securities $	768	$42,318	$—	$43,086

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Small-MidCap Dividend Income Fund
Common Stocks*		$1,602,096	$—	$—	$1,602,096
Investment Companies*		21,881	—	—	21,881
	Total investments in securities $	1,623,977	$—	$—	$1,623,977

SystematEx International Fund
Common Stocks
Basic Materials		$—	$680	$—	$680
Communications		—	816	—	816
Consumer, Cyclical		—	1,637	—	1,637
Consumer, Non-cyclical		—	2,552	—	2,552
Diversified		—	64	—	64
Energy		—	690	—	690
Financial		—	2,464	—	2,464
Industrial		—	1,043	—	1,043
Technology		—	182	—	182
Utilities		—	476	—	476
Investment Companies*		—	—	—	—
Preferred Stocks
Basic Materials		—	33	—	33
Consumer, Non-cyclical		—	6	—	6
	Total investments in securities $	—	$10,643	$—	$10,643

SystematEx Large Value Fund
Common Stocks*		$7,421	$—	$—	$7,421
Investment Companies*		1	—	—	1
	Total investments in securities $	7,422	$—	$—	$7,422

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Exchange Cleared Swaps, Futures, Foreign Currency Contracts, and Synthetic Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund
	First $500	Next $500	Next $500	Over $1.5
	million	million	million	billion
Blue Chip Fund	.70%	.68%	.66%	.65%
Credit Opportunities Explorer Fund	.60	.58	.56	.55
Dynamic High Yield Explorer Fund	.65	.63	.61	.60
EDGE MidCap Fund	.75	.73	.71	.70
Global Opportunities Equity Hedged Fund	1.10	1.08	1.06	1.05
Global Opportunities Fund	.85	.83	.81	.80
International Small Company Fund	1.05	1.03	1.01	1.00
Opportunistic Municipal Fund	.50	.48	.46	.45
Origin Emerging Markets Fund	1.20	1.18	1.16	1.15
Real Estate Debt Income Fund	.55	.53	.51	.50
SystematEx International Fund	.60	.58	.56	.55
SystematEx LargeCap Value Fund	.40	.38	.36	.35

			Net Assets of Fund
	First $500	Next $500	Next $500	Next $500	Next $1	Over $3
	million	million	million	million	billion	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%	.79%	.78%
Global Multi-Strategy Fund	1.60	1.58	1.56	1.55	1.54	1.53
Preferred Securities Fund	.75	.73	.71	.70	.69	.68
Small-MidCap Dividend Income Fund	.80	.78	.76	.75	.74	.73

		All Net Assets
Bond Market Index Fund		.25%
International Equity Index Fund		.25
Real Estate Allocation Fund		.00

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class P and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays Principal Shareholder Services, Inc. a fee for the services provided in an amount that includes a profit.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		Period from September 1, 2015 through February 29, 2016
		Class A		Class C	Institutional		Expiration
Blue Chip Fund		1.35%		2.10%	.75%		December 30, 2016
Bond Market Index Fund		N/A		N/A	.23		December 30, 2016
Credit Opportunities Explorer Fund		1.10		N/A	.70		December 30, 2016
Diversified Real Asset Fund		1.25		2.00	.88		December 30, 2016
Dynamic High Yield Explorer Fund		1.10		N/A	.75		December 30, 2016
EDGE MidCap Fund		N/A		N/A	.90	*	December 30, 2016
Global Multi-Strategy Fund		2.00		2.75	1.65		December 30, 2016
Global Opportunities Equity Hedged Fund		1.55 **		N/A	1.25	**	December 30, 2016
Global Opportunities Fund		1.50		2.25	N/A		December 30, 2016
International Equity Index Fund		N/A		N/A	.35		December 30, 2016
International Small Company Fund		1.60		N/A	1.20		December 30, 2016
Opportunistic Municipal Fund		.90		1.65	.65		December 30, 2016
Origin Emerging Markets Fund		1.75		N/A	1.25		December 30, 2016
Real Estate Allocation Fund		.50		N/A	.15		December 30, 2016
Real Estate Debt Income Fund		1.00		N/A	.70		December 30, 2016
Small-MidCap Dividend Income Fund		N/A		2.15	.88		December 30, 2016
SystematEx International Fund		N/A		N/A	.75	**	December 30, 2016

*Period from September 28, 2015 to February 29, 2016.
** Period from September 22, 2015 to February 29, 2016.

Period from September 1, 2015 through February 29, 2016
	Class J	R-1	R-2	R-3	R-4		R-5	R-6		Expiration
Bond Market Index Fund	.78%	1.11%	.98%	.80%	.61%		.49%	N/A		December 30, 2016
Diversified Real Asset Fund	N/A	N/A	N/A	N/A	N/A		N/A	.88%		December 30, 2016
Origin Emerging Markets Fund	N/A	N/A	N/A	N/A	N/A		N/A	1.26		December 30, 2016
SystematEx International Fund	N/A	N/A	N/A	N/A	N/A		N/A	.62	^^	December 30, 2016
SystematEx LargeCap Value Fund	N/A	N/A	N/A	N/A	N/A		N/A	.42	^^	December 30, 2016

^^Period from September 22, 2015 to February 29, 2016.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to Class P shares on an annualized basis during the reporting period. The limits are as follows:

	Period from September 1, 2015 through February 29, 2016
	Class P		Expiration
Blue Chip Fund	.20%		December 30, 2016
Diversified Real Asset Fund	.20		December 30, 2016
Global Multi-Strategy Fund	.20		December 30, 2016
Global Opportunities Equity Hedged Fund	.20	*	December 30, 2016
Global Opportunities Fund	.20		December 30, 2016
International Small Company Fund	.20		December 30, 2016
Opportunistic Municipal Fund	.20		December 30, 2016
Preferred Securities Fund	.20		December 30, 2016
Real Estate Debt Income Fund	.20		December 30, 2016
Small-MidCap Dividend Income Fund	.20		December 30, 2016

*	Period from September 22, 2015 to February 29, 2016.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC.

February 29, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit Bond Market Index Fund’s management fees. The expense limit will reduce the management fees by .03% (expressed as a percentage of average net assets on an annualized basis). The contractual limit expires on December 30, 2016.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .132% for Class J shares. The voluntary expense limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

Sales Charges. The Distributor receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Credit Opportunities Explorer Fund, Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, Preferred Securities Fund, and Real Estate Debt Income Fund, and 5.50% for Blue Chip Fund, Global Opportunities Equity Hedged Fund, Global Opportunities Fund, International Small Company Fund, Origin Emerging Markets Fund, Real Estate Allocation Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the period ended February 29, 2016, were as follows (amounts in thousands):

	Class A	Class C	Class J
Blue Chip Fund	$82	$3	N/A
Diversified Real Asset Fund	13	4	N/A
Global Multi-Strategy Fund	24	9	N/A
Global Opportunities Fund	5	–	N/A
International Small Company Fund	5	N/A	N/A
Opportunistic Municipal Fund	8	–	N/A
Origin Emerging Markets Fund	4	N/A	N/A
Preferred Securities Fund	243	35	$ 2
Real Estate Allocation Fund	4	N/A	N/A
Real Estate Debt Income Fund	1	N/A	N/A
Small-MidCap Dividend Income Fund	68	23	N/A

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At February 29, 2016, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A Class C Class P Institutional R-6
Blue Chip Fund	–	–	–	285	N/A
Credit Opportunities Explorer Fund	1,000	N/A	N/A	1,000	N/A
Diversified Real Asset Fund	–	–	–	43,786	1
Dynamic High Yield Explorer Fund	750	N/A	N/A	750	N/A
EDGE MidCap Fund	N/A	N/A	N/A	1	N/A
Global Multi-Strategy Fund	–	–	–	12,525	N/A
Global Opportunities Equity Hedged Fund	250	N/A	250	250	N/A
Global Opportunities Fund	–	–	–	550	N/A
International Equity Index Fund	N/A	N/A	N/A	29,330	N/A
International Small Company Fund	400	N/A	350	12	N/A
Opportunistic Municipal Fund	703	703	1	1	N/A
Origin Emerging Markets Fund	9	N/A	N/A	35,056	10
Preferred Securities Fund	–	–	–	9,427	N/A
Real Estate Allocation Fund	1	N/A	N/A	1	N/A
Real Estate Debt Income Fund	2,259	N/A	1	2,278	N/A
Small-MidCap Dividend Income Fund	–	–	–	102	N/A
SystematEx International Fund	N/A	N/A	N/A	781	350
SystematEx Large Value Fund	N/A	N/A	N/A	750	N/A

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $23,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 29, 2016.

6. Investment Transactions

For the period ended February 29, 2016, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Blue Chip Fund	$363,124	$368,609	$—	$—
Bond Market Index Fund	563,257	565,127	1,605	1,713
Credit Opportunities Explorer Fund	20,612	20,478	—	—
Diversified Real Asset Fund	1,012,105	890,462	—	—
Dynamic High Yield Explorer Fund	5,866	6,424	—	—
EDGE MidCap Fund	159,873	7,858	—	—
Global Multi-Strategy Fund	1,782,397	1,765,688	414,120	388,987
Global Opportunities Equity Hedged Fund	11,370	4,420	—	—
Global Opportunities Fund	687,120	739,997	—	—
International Equity Index Fund	196,110	122,113	—	—
International Small Company Fund	6,340	7,250	—	—
Opportunistic Municipal Fund	64,308	16,070	—	—
Origin Emerging Markets Fund	239,805	191,195	—	—
Preferred Securities Fund	432,005	199,478	—	—
Real Estate Allocation Fund	308	115	—	—
Real Estate Debt Income Fund	8,107	6,504	—	—
Small-MidCap Dividend Income Fund	240,336	293,498	—	—
SystematEx International Fund	14,161	3,004	—	—
SystematEx Large Value Fund	9,745	2,263	—	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

6. Investment Transactions (Continued)

For the period ended February 29, 2016, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Bond Market Index Fund	$405,375	$391,018	$190	$188
Credit Opportunities Explorer Fund	532	—	—	—
Diversified Real Asset Fund	242,652	134,101	—	—
Global Multi-Strategy Fund	631,158	454,229	324,372	429,829

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 29, 2016, and August 31, 2015 were as follows (amounts in thousands):

							Long-Term
	Ordinary Income			Tax-Exempt Income			Capital Gain
	2015	2014		2015	2014	^	2015	2014	*
Blue Chip Fund	$6,074	$13,424	$	— $	— $		24,036	$3,389
Bond Market Index Fund	23,746	22,766		—	—		1,554	2,353
Credit Opportunities Explorer Fund	371	720		—	—		—	—
Diversified Real Asset Fund	36,288	50,807		—	—		—	17,623
Dynamic High Yield Explorer Fund	387	634		—	—		—	—
EDGE MidCap Fund	615	—		—	—		—	—
Global Multi-Strategy Fund	26,529	25,856		—	—		62,234	28,046
Global Opportunities Equity Hedged Fund	10	—		—	—		—	—
Global Opportunities Fund	17,170	91,280		—	—		11,153	43,405
International Equity Index Fund	21,355	20,533		—	—		7,735	676
International Small Company Fund	181	37		—	—		—	—
Opportunistic Municipal Fund	—	—		1,275	1,171		—	—
Origin Emerging Markets Fund	7,563	—		—	—		—	—
Preferred Securities Fund	124,168	239,040		—	—		42,753	88,651
Real Estate Allocation Fund	7	2		—	—		—	—
Real Estate Debt Income Fund	807	937		—	—		—	—
Small-MidCap Dividend Income Fund	25,493	40,671		—	—		33,794	32,330
SystematEx International Fund	47	—		—	—		—	—
SystematEx Large Value Fund	70	—		—	—		—	—

^ The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of August 31, 2015, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):

							Total
	Undistributed	Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Income	Capital Gains	Capital Loss	(Depreciation)	Differences*	(Deficit)
Blue Chip Fund	$3,777	$—	$14,936	$—	$54,130	$—	$72,843
Bond Market Index Fund	14,718	—	1,544	(3,609)	(7,067)	—	5,586
Credit Opportunities Explorer Fund	42	—	—	(402)	(805)	(106)	(1,271)
Diversified Real Asset Fund	25,729	—	—	(134,666)	(120,093)	(4)	(229,034)
Dynamic High Yield Explorer Fund	37	—	—	(324)	(638)	3	(922)
Global Multi-Strategy Fund	25,787	—	63,932	—	(35,162)	(6,684)	47,873
Global Opportunities Fund	17,168	—	11,142	—	23,829	—	52,139
International Equity Index Fund	14,473	—	3,730	—	6,585	—	24,788
International Small Company Fund	145	—	—	(669)	(11)	—	(535)
Opportunistic Municipal Fund	7	31	—	(1,555)	1,102	—	(415)
Origin Emerging Markets Fund	7,562	—	—	(70,254)	(109,045)	—	(171,737)
Preferred Securities Fund	—	—	39,543	—	268,142	3,700	311,385
Real Estate Allocation Fund	1	—	—	—	(18)	—	(17)
Real Estate Debt Income Fund	—	—	—	(1)	(933)	—	(934)
Small-MidCap Dividend Income Fund	9,107	—	33,783	—	(48,478)	—	(5,588)

*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, and defaulted securities.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2015, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Expires in:		No Expiration:
						Annual
	2016	2017	Short-Term	Long-Term	Total	Limitations*
Bond Market Index Fund	$1,805	$1,804	$—	$—	$3,609	$1,805
Credit Opportunities Explorer Fund	—	—	126	276	402	—
Diversified Real Asset Fund	—	—	134,666	—	134,666	—
Dynamic High Yield Explorer Fund	—	—	324	—	324	—
International Small Company Fund	—	—	669	—	669	—
Opportunistic Municipal Fund	—	—	1,313	242	1,555	—
Origin Emerging Markets Fund	—	—	65,637	4,617	70,254	21,061
Real Estate Debt Income Fund	—	—	1	—	1	—

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

As of August 31, 2015, Bond Market Index Fund utilized $4,872,000 of capital loss carryforward.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards with expiration years listed in the table above.

Late-Year Losses. A regulated investment company may elect for any taxable year to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At August 31, 2015, Preferred Securities Fund had an approximate late-year capital loss of $404,000.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2015, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Blue Chip Fund	$(450)	$450	$—
Bond Market Index Fund	1,920	(4,420)	2,500
Credit Opportunities Explorer Fund	(1)	7	(6)
Diversified Real Asset Fund	11,550	(14,256)	2,706
Dynamic High Yield Explorer Fund	10	(5)	(5)
Global Multi-Strategy Fund	33,783	(38,538)	4,755
Global Opportunities Fund	(527)	527	—
International Equity Index Fund	111	(111)	—
International Small Company Fund	47	(47)	—
Opportunistic Municipal Fund	(3)	3	—
Origin Emerging Markets Fund	(921)	922	(1)
Preferred Securities Fund	6,307	(7,199)	892
Real Estate Debt Income Fund	10	—	(10)
Small-MidCap Dividend Income Fund	2,879	(2,826)	(53)

Federal Income Tax Basis. At February 29, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Blue Chip Fund	$87,032	$(86,062)	$970	$1,200,166
Bond Market Index Fund	16,888	(11,474)	5,414	1,379,045
Credit Opportunities Explorer Fund	79	(1,078)	(999)	18,816
Diversified Real Asset Fund	121,167	(395,844)	(274,677)	3,892,547
Dynamic High Yield Explorer Fund	15	(1,402)	(1,387)	15,129
EDGE MidCap Fund	10,248	(8,879)	1,369	156,781
Global Multi-Strategy Fund	57,103	(156,532)	(99,429)	3,277,808
Global Opportunities Equity Hedged Fund	193	(319)	(126)	7,219
Global Opportunities Fund	56,532	(57,852)	(1,320)	1,197,325
International Equity Index Fund	59,537	(138,307)	(78,770)	854,203
International Small Company Fund	576	(1,203)	(627)	12,073
Opportunistic Municipal Fund*	3,353	(835)	2,518	95,017
Origin Emerging Markets Fund	9,955	(143,421)	(133,466)	894,076
Preferred Securities Fund	261,895	(157,698)	104,197	4,775,804
Real Estate Allocation Fund	1	(35)	(34)	533
Real Estate Debt Income Fund	62	(2,672)	(2,610)	45,696
Small-MidCap Dividend Income Fund	163,957	(249,840)	(85,883)	1,709,860
SystematEx International Fund	240	(732)	(492)	11,135
SystematEx Large Value Fund	350	(358)	(8)	7,430

* Holds floating rate securities which are accounted for differently for GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and GAAP purposes.

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

     Schedule of Investments Blue Chip Fund February 29, 2016 (unaudited)

COMMON STOCKS - 99.85%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 2.76%			REITS (continued)
TransDigm Group Inc (a)	155,140	$33,135	Equinix Inc	39,737	$ 12,068
					$62,926

Banks - 4.21%			Retail - 15.84%
Wells Fargo & Co	1,078,327	50,595	AutoZone Inc (a)	16,708	12,941
			CarMax Inc (a)	549,311	25,411
			Dollar Tree Inc (a)	191,987	15,407
Beverages - 1.87%			Starbucks Corp	758,201	44,135
Anheuser-Busch InBev SA/NV ADR	201,853	22,507	TJX Cos Inc/The	286,251	21,211
			Walgreens Boots Alliance Inc	524,020	41,366
Chemicals - 2.33%			Yum! Brands Inc	412,055	29,862
Air Products & Chemicals Inc	120,103	15,910			$190,333
Monsanto Co	133,958	12,055
		$27,965	Software - 3.48%
			Adobe Systems Inc (a)	91,800	7,817
Commercial Services - 4.02%			Microsoft Corp	669,164	34,047
Moody's Corp	279,152	24,789			$41,864
PayPal Holdings Inc (a)	615,554	23,477	TOTAL COMMON STOCKS		$1,199,775
		$48,266	INVESTMENT COMPANIES - 0.11%	Shares Held	Value(000	's)

Diversified Financial Services - 10.28%			Publicly Traded Investment Fund - 0.11%
American Express Co	194,719	10,822	Goldman Sachs Financial Square Funds -	1,361,470	1,361
BlackRock Inc	33,914	10,580	Government Fund
FNF Group	292,359	9,642
MasterCard Inc	580,212	50,432	TOTAL INVESTMENT COMPANIES		$1,361
Visa Inc	581,808	42,117	Total Investments		$1,201,136
		$123,593	Other Assets in Excess of Liabilities, Net - 0.04%		$454
Engineering & Construction - 1.66%			TOTAL NET ASSETS - 100.00%		$1,201,590
SBA Communications Corp (a)	210,884	20,011

			(a) Non-Income Producing Security
Food - 3.48%
Mondelez International Inc	458,884	18,599
Nestle SA ADR	332,006	23,194
		$41,793	Portfolio Summary (unaudited)
			Sector		Percent
Healthcare - Products - 1.98%			Financial		34.95%
Danaher Corp	266,380	23,780	Communications		23.16%
			Consumer, Cyclical		15.84%
Insurance - 10.31%			Consumer, Non-cyclical		13.77%
Aon PLC	333,023	31,734	Industrial		5.05%
Berkshire Hathaway Inc - Class B (a)	461,369	61,902	Technology		3.48%
Markel Corp (a)	35,287	30,230	Basic Materials		2.33%
		$123,866	Energy		1.27%
			Exchange Traded Funds		0.11%
Internet - 18.20%			Other Assets in Excess of Liabilities, Net		0.04%
Alphabet Inc - A Shares (a)	19,176	13,753			100.00%
			TOTAL NET ASSETS
Alphabet Inc - C Shares (a)	118,376	82,599
Amazon.com Inc (a)	124,471	68,773
Facebook Inc (a)	426,587	45,611
Liberty Ventures (a)	215,692	7,914
		$218,650

Media - 4.96%
Liberty Broadband Corp - C Shares (a)	390,813	19,685
Liberty Global PLC - C Shares (a)	1,076,875	38,725
Liberty Global Plc LiLAC - C Shares (a)	32,298	1,185
		$59,595

Miscellaneous Manufacturers - 0.63%
Colfax Corp (a)	297,134	7,521

Pharmaceuticals - 2.42%
Zoetis Inc	707,528	29,051

Pipelines - 1.27%
Kinder Morgan Inc/DE	845,133	15,288

Real Estate - 4.91%
Brookfield Asset Management Inc	1,925,506	59,036

REITS - 5.24%
American Tower Corp	551,610	50,858

See accompanying notes

Schedule of Investments
Bond Market Index Fund
February 29, 2016 (unaudited)

INVESTMENT COMPANIES - 9.05%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 9.05%
Morgan Stanley Institutional Liquidity Funds -	115,520,369	$115,520	Automobile Asset Backed Securities - 0.24%
Government Portfolio			AmeriCredit Automobile Receivables Trust
			2014-2
TOTAL INVESTMENT COMPANIES		$115,520	0.94%, 02/08/2019	$455	$454
	Principal		Americredit Automobile Receivables Trust
BONDS- 33.84%	Amount (000's) Value (000's)		2014-4
			1.27%, 07/08/2019(a)	500	499
Advertising - 0.05%			Capital Auto Receivables Asset Trust 2014-3
Interpublic Group of Cos Inc/The			1.48%, 11/20/2018	164	164
4.20%, 04/15/2024	$50	$50	CarMax Auto Owner Trust 2013-4
Omnicom Group Inc			1.28%, 05/15/2019	400	400
4.45%, 08/15/2020	30	31	CarMax Auto Owner Trust 2014-3
Svensk Exportkredit AB			1.16%, 06/17/2019	400	400
5.13%, 03/01/2017	550	573	Ford Credit Auto Owner Trust 2014-A
		$654	0.79%, 05/15/2018	283	283
Aerospace & Defense			Honda Auto Receivables 2013-3 Owner
Boeing CapitalCorp - 0.45%			Trust
4.70%, 10/27/2019	35	39	1.13%, 09/16/2019	360	360
Boeing Co/The			Honda Auto Receivables 2013-4 Owner
2.35%, 10/30/2021	1,000	1,022	Trust
Harris Corp			1.04%, 02/18/2020	50	50
3.83%, 04/27/2025	200	203	World Omni Automobile Lease Securitization
4.40%, 12/15/2020	40	43	Trust 2013-A
L-3 Communications Corp			1.40%, 02/15/2019	500	500
3.95%, 05/28/2024	178	167			$3,110
4.95%, 02/15/2021	30	31	Automobile Manufacturers - 0.37%
Lockheed Martin Corp			American Honda Finance Corp
3.35%, 09/15/2021	500	525	1.60%, 07/13/2018	350	350
3.55%, 01/15/2026	190	199	Ford Motor Co
3.80%, 03/01/2045	250	233	7.45%, 07/16/2031	500	613
4.07%, 12/15/2042	30	29	Ford Motor Credit Co LLC
4.50%, 05/15/2036	185	195	2.15%, 01/09/2018	300	299
4.70%, 05/15/2046	60	65	2.60%, 11/04/2019	500	494
Northrop Grumman Corp			3.66%, 09/08/2024	725	704
3.50%, 03/15/2021	30	32	5.00%, 05/15/2018	500	523
5.05%, 11/15/2040	500	555	5.88%, 08/02/2021	100	110
Raytheon Co			PACCAR Financial Corp
3.13%, 10/15/2020	30	32	2.20%, 09/15/2019	20	20
4.70%, 12/15/2041	750	847	Toyota Motor Credit Corp
United Technologies Corp			1.13%, 05/16/2017	125	125
3.10%, 06/01/2022	500	519	1.70%, 02/19/2019	500	501
4.50%, 04/15/2020	550	601	2.00%, 10/24/2018	400	404
4.50%, 06/01/2042	390	402	3.30%, 01/12/2022	500	523
6.13%, 07/15/2038	46	57			$4,666
		$5,796
			Automobile Parts & Equipment - 0.08%
Agriculture - 0.30%			BorgWarner Inc
Altria Group Inc			4.38%, 03/15/2045	300	263
10.20%, 02/06/2039	540	909	Johnson Controls Inc
Archer-Daniels-Midland Co			3.75%, 12/01/2021	755	779
4.02%, 04/16/2043	350	339	5.25%, 12/01/2041	30	29
4.48%, 03/01/2021(a)	8	9			$1,071
Philip Morris International Inc
2.90%, 11/15/2021	400	416	Banks- 5.95%
4.13%, 03/04/2043	300	297	Abbey National Treasury Services PLC/United
5.65%, 05/16/2018	430	469	Kingdom
Reynolds American Inc			3.05%, 08/23/2018	1,000	1,024
4.45%, 06/12/2025	220	239	Associated Banc-Corp
6.15%, 09/15/2043	500	592	4.25%, 01/15/2025	300	311
8.13%, 06/23/2019	430	507	Australia & New Zealand Banking Group
		$3,777	Ltd/New York NY
			2.25%, 06/13/2019	550	552
Airlines - 0.05%			Bank of America Corp
American Airlines 2014-1 Class A Pass			1.95%, 05/12/2018	310	309
Through Trust			2.25%, 04/21/2020	160	157
3.70%, 04/01/2028	19	18	2.60%, 01/15/2019	100	100
American Airlines 2016-1 Class AA Pass			2.65%, 04/01/2019	625	628
Through Trust			3.30%, 01/11/2023	600	598
3.58%, 07/15/2029	260	263	4.00%, 04/01/2024	850	877
Southwest Airlines Co			4.25%, 10/22/2026	50	49
2.75%, 11/06/2019	300	307	4.88%, 04/01/2044	450	469
		$588	5.42%, 03/15/2017	50	52

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2016 (unaudited)

		Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)				Banks (continued)
Bank of America Corp	(continued)			Discover Bank/Greenwood DE
5.63%, 07/01/2020		$500	$553	3.20%, 08/09/2021	$1,000	$993
6.00%, 09/01/2017		100	106	Fifth Third Bancorp
6.11%, 01/29/2037		850	925	2.88%, 07/27/2020	500	504
6.88%, 04/25/2018		850	928	4.30%, 01/16/2024	50	51
Bank of America NA				First Tennessee Bank NA
6.10%, 06/15/2017		850	892	2.95%, 12/01/2019	300	299
Bank of Montreal				Goldman Sachs Group Inc/The
1.40%, 04/10/2018		500	497	2.38%, 01/22/2018	250	251
2.38%, 01/25/2019		500	506	2.55%, 10/23/2019	1,300	1,302
Bank of Nova Scotia/The				2.60%, 04/23/2020	300	299
1.30%, 07/21/2017		300	299	2.75%, 09/15/2020	250	249
2.80%, 07/21/2021		500	509	2.90%, 07/19/2018	500	507
Bank One Corp				4.75%, 10/21/2045	100	102
8.00%, 04/29/2027		1,000	1,272	5.15%, 05/22/2045	300	286
Barclays PLC				5.25%, 07/27/2021	600	666
2.88%, 06/08/2020		300	287	5.95%, 01/15/2027	700	776
3.25%, 01/12/2021		285	275	6.13%, 02/15/2033	850	994
4.38%, 01/12/2026		380	367	6.25%, 09/01/2017	230	244
BB&T Corp				6.25%, 02/01/2041	220	263
1.60%, 08/15/2017		50	50	6.75%, 10/01/2037	150	171
2.45%, 01/15/2020		500	504	HSBC Bank USA NA/New York NY
6.85%, 04/30/2019		45	52	5.63%, 08/15/2035	500	526
BNP Paribas SA				HSBC Holdings PLC
1.38%, 03/17/2017		500	499	4.25%, 08/18/2025	750	727
2.45%, 03/17/2019		400	403	6.10%, 01/14/2042	600	742
2.70%, 08/20/2018		400	406	HSBC USA Inc
BPCE SA				2.35%, 03/05/2020	500	490
1.63%, 01/26/2018		300	299	3.50%, 06/23/2024	500	505
Branch Banking & Trust Co				JPMorgan Chase & Co
1.00%, 04/03/2017		750	747	1.63%, 05/15/2018	1,000	995
Capital One Financial Corp				2.20%, 10/22/2019	1,550	1,549
3.50%, 06/15/2023		40	40	2.25%, 01/23/2020	530	528
4.75%, 07/15/2021		400	431	3.13%, 01/23/2025	800	797
Capital One NA/Mclean VA				3.20%, 01/25/2023	132	134
1.65%, 02/05/2018		300	296	3.63%, 05/13/2024	100	103
Citigroup Inc				3.88%, 09/10/2024	25	25
1.70%, 04/27/2018		500	495	4.13%, 12/15/2026	500	507
1.85%, 11/24/2017		750	748	4.50%, 01/24/2022	100	108
2.15%, 07/30/2018		370	369	4.85%, 02/01/2044	400	445
2.50%, 07/29/2019		125	125	5.60%, 07/15/2041	70	82
3.30%, 04/27/2025		1,250	1,241	KFW
5.50%, 09/13/2025		800	857	0.00%, 04/18/2036(b)	260	147
6.68%, 09/13/2043		300	354	0.75%, 03/17/2017	1,600	1,599
8.13%, 07/15/2039		279	398	1.00%, 01/26/2018	300	300
Citizens Bank NA/Providence RI				1.00%, 06/11/2018	1,600	1,596
1.60%, 12/04/2017		500	494	1.50%, 02/06/2019	500	504
Comerica Inc				1.63%, 03/15/2021	535	537
3.80%, 07/22/2026		50	48	1.75%, 10/15/2019	50	51
Commonwealth Bank of Australia/New York				1.88%, 04/01/2019	1,200	1,222
NY				2.00%, 05/02/2025	280	280
1.40%, 09/08/2017		780	780	2.13%, 01/17/2023	500	511
Compass Bank				2.50%, 11/20/2024	300	313
3.88%, 04/10/2025		500	460	2.75%, 09/08/2020	1,100	1,163
Cooperatieve Rabobank UA				4.00%, 01/27/2020	100	110
3.88%, 02/08/2022		950	1,001	Korea Development Bank/The
Cooperatieve Rabobank UA/NY				3.88%, 05/04/2017	500	513
1.70%, 03/19/2018		500	499	Landwirtschaftliche Rentenbank
2.25%, 01/14/2019		250	252	1.00%, 04/04/2018	500	500
3.38%, 05/21/2025		500	504	Lloyds Bank PLC
Credit Suisse AG/New York NY				2.40%, 03/17/2020	500	499
1.38%, 05/26/2017		750	745	Manufacturers & Traders Trust Co
3.00%, 10/29/2021		250	250	2.10%, 02/06/2020	300	296
3.63%, 09/09/2024		500	502	6.63%, 12/04/2017	500	541
5.40%, 01/14/2020		800	844	Morgan Stanley
Credit Suisse Group Funding Guernsey Ltd				3.70%, 10/23/2024	1,000	1,013
3.80%, 09/15/2022		1,130	1,107	3.75%, 02/25/2023	100	102
Deutsche Bank AG/London				4.88%, 11/01/2022	650	687
1.88%, 02/13/2018		300	293	5.50%, 07/24/2020	700	775
2.50%, 02/13/2019		500	489	5.50%, 07/28/2021	1,000	1,122
				5.55%, 04/27/2017	690	720

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 29, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Beverages (continued)
Morgan Stanley (continued)			Coca-Cola Co/The
5.75%, 01/25/2021	$100	$112	3.15%, 11/15/2020	$440	$469
6.25%, 08/28/2017	100	106	Coca-Cola Femsa SAB de CV
6.38%, 07/24/2042	200	249	2.38%, 11/26/2018	540	542
7.30%, 05/13/2019	450	514	Diageo Capital PLC
National Australia Bank Ltd/New York			4.83%, 07/15/2020	50	55
2.63%, 07/23/2020	500	506	5.75%, 10/23/2017	750	802
Oesterreichische Kontrollbank AG			Diageo Investment Corp
1.50%, 10/21/2020	220	220	2.88%, 05/11/2022	30	31
PNC Bank NA			Dr Pepper Snapple Group Inc
1.60%, 06/01/2018	430	428	2.60%, 01/15/2019	30	30
1.85%, 07/20/2018	450	450	PepsiCo Inc
2.70%, 11/01/2022	300	294	2.75%, 03/05/2022	280	289
PNC Funding Corp			3.60%, 08/13/2042	400	376
6.70%, 06/10/2019	365	418	4.50%, 01/15/2020	1,000	1,103
Royal Bank of Canada					$9,295
1.25%, 06/16/2017	350	350
2.35%, 10/30/2020	500	501	Biotechnology - 0.34%
Royal Bank of Scotland Group PLC			Amgen Inc
6.40%, 10/21/2019	60	65	2.13%, 05/15/2017	460	464
Santander Holdings USA Inc			5.65%, 06/15/2042	500	551
2.65%, 04/17/2020	500	483	5.70%, 02/01/2019	34	38
Societe Generale SA			5.75%, 03/15/2040	530	579
2.63%, 10/01/2018	50	51	Biogen Inc
State Street Corp			4.05%, 09/15/2025	160	166
2.55%, 08/18/2020	220	225	Celgene Corp
3.10%, 05/15/2023	50	50	2.30%, 08/15/2018	440	442
3.55%, 08/18/2025	200	211	3.88%, 08/15/2025	290	299
5.38%, 04/30/2017	47	49	5.00%, 08/15/2045	230	235
Sumitomo Mitsui Banking Corp			Gilead Sciences Inc
1.35%, 07/11/2017	750	746	2.05%, 04/01/2019	40	40
Svenska Handelsbanken AB			2.35%, 02/01/2020	300	303
2.88%, 04/04/2017	275	280	3.70%, 04/01/2024	600	633
Toronto-Dominion Bank/The			4.60%, 09/01/2035	140	146
2.13%, 07/02/2019	750	756	4.75%, 03/01/2046	400	422
UBS AG/Stamford CT					$4,318
1.38%, 08/14/2017	650	648	Building Materials - 0.00%
US Bancorp			Owens Corning
1.65%, 05/15/2017	50	50	4.20%, 12/15/2022	30	30
3.00%, 03/15/2022	50	52
3.60%, 09/11/2024	750	779
US Bank NA/Cincinnati OH			Chemicals - 0.52%
2.13%, 10/28/2019	500	506	Agrium Inc
Wells Fargo & Co			5.25%, 01/15/2045	300	268
1.15%, 06/02/2017	950	948	CF Industries Inc
1.50%, 01/16/2018	100	100	3.45%, 06/01/2023	500	457
2.60%, 07/22/2020	1,250	1,264	4.95%, 06/01/2043	240	189
3.00%, 01/22/2021	500	513	Dow Chemical Co/The
3.30%, 09/09/2024	1,000	1,020	3.50%, 10/01/2024	250	251
3.45%, 02/13/2023	500	507	9.40%, 05/15/2039	380	547
3.90%, 05/01/2045	120	116	Eastman Chemical Co
4.65%, 11/04/2044	500	489	2.70%, 01/15/2020	550	545
5.38%, 02/07/2035	250	287	4.50%, 01/15/2021	30	31
Westpac Banking Corp			Ecolab Inc
1.20%, 05/19/2017	1,050	1,049	5.50%, 12/08/2041	400	448
4.88%, 11/19/2019	50	54	EI du Pont de Nemours & Co
		$75,891	3.63%, 01/15/2021	750	789
			4.15%, 02/15/2043	50	44
Beverages - 0.73%			LYB International Finance BV
Anheuser-Busch InBev Finance Inc			4.88%, 03/15/2044	30	27
1.90%, 02/01/2019	345	348	LyondellBasell Industries NV
2.65%, 02/01/2021	609	619	5.00%, 04/15/2019	400	422
3.65%, 02/01/2026	1,220	1,259	Methanex Corp
4.70%, 02/01/2036	445	467	3.25%, 12/15/2019	30	28
4.90%, 02/01/2046	600	643	Monsanto Co
Anheuser-Busch InBev Worldwide Inc			1.15%, 06/30/2017	350	349
1.38%, 07/15/2017	750	752	2.75%, 07/15/2021	500	501
3.75%, 07/15/2042	750	681	Mosaic Co/The
5.00%, 04/15/2020	609	673	5.45%, 11/15/2033	500	484
6.38%, 01/15/2040	40	50	5.63%, 11/15/2043	25	23
6.88%, 11/15/2019	40	47	Potash Corp of Saskatchewan Inc
8.20%, 01/15/2039	40	59	3.00%, 04/01/2025	150	139

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 29, 2016 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Chemicals (continued)			Commercial Mortgage Backed Securities (continued)
Potash Corp of Saskatchewan			FHLMC Multifamily Structured Pass Through
Inc (continued)			Certificates (continued)
3.63%, 03/15/2024	$50	$49	3.06%, 07/25/2023(a)	$150	$158
PPG Industries Inc			3.30%, 04/25/2023	500	536
3.60%, 11/15/2020	50	52	3.30%, 07/25/2024(a)	500	535
Praxair Inc			3.53%, 06/25/2020	335	361
1.25%, 11/07/2018	1,000	992	3.53%, 10/25/2023	500	546
2.20%, 08/15/2022	50	49	4.33%, 10/25/2020	500	555
		$6,684	GS Mortgage Securities Trust 2007-GG10
			5.79%, 08/10/2045(a)	64	65
Commercial Mortgage Backed Securities - 1.87%			GS Mortgage Securities Trust 2011-GC5
Banc of America Commercial Mortgage Trust			3.00%, 08/10/2044	53	54
2006-3			3.71%, 08/10/2044	375	401
5.89%, 07/10/2044	36	36	GS Mortgage Securities Trust 2013-GCJ14
Banc of America Commercial Mortgage Trust			4.24%, 08/10/2046(a)	50	55
2007-2			GS Mortgage Securities Trust 2015-GC28
5.64%, 04/10/2049(a)	350	355	3.40%, 02/10/2048(a)	600	614
Bear Stearns Commercial Mortgage Securities			JP Morgan Chase Commercial Mortgage
Trust 2006-PWR12			Securities Trust 2006-CIBC16
5.75%, 09/11/2038(a)	1	1
			5.55%, 05/12/2045	354	356
Bear Stearns Commercial Mortgage Securities			JP Morgan Chase Commercial Mortgage
Trust 2006-PWR13			Securities Trust 2006-LDP7
5.54%, 09/11/2041	9	9	5.93%, 04/17/2045(a)	100	100
CD 2006-CD3 Mortgage Trust			JPMBB Commercial Mortgage Securities
5.62%, 10/15/2048	4	4	Trust 2013-C14
CD 2007-CD4 Commercial Mortgage Trust			4.41%, 08/15/2046	500	543
5.32%, 12/11/2049	268	274	JPMBB Commercial Mortgage Securities
Citigroup Commercial Mortgage Trust 2008-			Trust 2014-C18
C7			4.08%, 02/15/2047(a)	50	54
6.14%, 12/10/2049(a)	30	31
			JPMBB Commercial Mortgage Securities
Citigroup Commercial Mortgage Trust 2013-			Trust 2014-C19
GC15			3.67%, 04/15/2047	500	527
4.37%, 09/10/2046	500	555	LB-UBS Commercial Mortgage Trust 2006-
COMM 2012-CCRE2 Mortgage Trust			C7
3.79%, 08/15/2045	200	210	5.35%, 11/15/2038	400	405
COMM 2012-CCRE4 Mortgage Trust			LB-UBS Commercial Mortgage Trust 2007-
3.25%, 10/15/2045	500	508	C6
COMM 2013-CCRE6 Mortgage Trust			5.86%, 07/15/2040(a)	6	6
3.10%, 03/10/2046(a)	500	513
			LB-UBS Commercial Mortgage Trust 2007-
COMM 2013-CCRE9 Mortgage Trust			C7
1.34%, 07/10/2045	261	260	5.87%, 09/15/2045(a)	368	387
COMM 2014-CCRE15 Mortgage Trust			Merrill Lynch Mortgage Trust 2006-C2
4.07%, 02/10/2047	500	541	5.74%, 08/12/2043	19	19
COMM 2014-LC15 Mortgage Trust			Morgan Stanley Bank of America Merrill
4.20%, 04/10/2047	350	374	Lynch Trust 2013-C11
COMM 2014-UBS3 Mortgage Trust			3.09%, 08/15/2046(a)	100	103
3.82%, 06/10/2047	550	581	Morgan Stanley Bank of America Merrill
COMM 2015-DC1 Mortgage Trust			Lynch Trust 2013-C12
3.08%, 02/10/2048(a)	500	506
			4.26%, 10/15/2046	500	548
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 (a)	500	506	Morgan Stanley Bank of America Merrill
			Lynch Trust 2014-C14
Commercial Mortgage Loan Trust 2008-LS1
6.10%, 12/10/2049 (a)	11	11	3.67%, 02/15/2047	500	528

Commercial Mortgage Trust 2007-GG9			Morgan Stanley Bank of America Merrill
5.44%, 03/10/2039 (a)	119	122	Lynch Trust 2014-C15
			4.05%, 04/15/2047	580	627
Credit Suisse Mortgage Capital Certificates			Morgan Stanley Bank of America Merrill
2006 -C4			Lynch Trust 2015-C20
5.47%, 09/15/2039	217	218	3.25%, 02/15/2048(a)	500	507
Fannie Mae-Aces			Morgan Stanley Bank of America Merrill
2.30%, 09/25/2022	465	471	Lynch Trust 2015-C21
2.48%, 04/25/2022	500	516	3.15%, 03/15/2048(a)	575	590
2.50%, 04/25/2023(a)	388	398
			Morgan Stanley Capital I Trust 2006-IQ12
2.51%, 11/25/2022	1,000	1,025	5.33%, 12/15/2043	332	336
2.53%, 09/25/2024	1,500	1,512	Morgan Stanley Capital I Trust 2007-IQ13
3.12%, 08/25/2024(a)	991	1,045	5.36%, 03/15/2044(a)	290	296
3.46%, 01/25/2024(a)	100	107
			Morgan Stanley Capital I Trust 2007-IQ14
4.33%, 03/25/2020	107	116	5.61%, 04/15/2049	67	67
FHLMC Multifamily Structured Pass Through			UBS Commercial Mortgage Trust 2012-C1
Certificates			3.00%, 05/10/2045	37	38
2.08%, 12/25/2019(a)	20	20	3.40%, 05/10/2045(a)	71	75
2.87%, 12/25/2021	350	371
3.02%, 02/25/2023(a)	103	108

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Computers (continued)
UBS-Barclays Commercial Mortgage Trust				International Business Machines Corp
2012	-C3			1.63%, 05/15/2020	$500	$497
3.09%, 08/10/2049(a)		$50	$51	2.25%, 02/19/2021	140	141
UBS-Barclays Commercial Mortgage Trust				3.45%, 02/19/2026	750	763
2012	-C4			4.70%, 02/19/2046	145	151
2.85%, 12/10/2045(a)		100	101	5.70%, 09/14/2017	650	695
Wachovia Bank Commercial Mortgage Trust				7.00%, 10/30/2025	370	480
Series 2007-C34				Seagate HDD Cayman
5.68%, 05/15/2046(a)		96	99	4.75%, 06/01/2023	550	444
WFRBS Commercial Mortgage Trust 2012-						$8,383
C7
2.30%, 06/15/2045		639	646	Consumer Products - 0.01%
WFRBS Commercial Mortgage Trust 2012-				Clorox Co/The
C9				3.80%, 11/15/2021	30	32
3.39%, 11/15/2045		500	515	Kimberly-Clark Corp
WFRBS Commercial Mortgage Trust 2013-				2.40%, 03/01/2022	30	30
C14				7.50%, 11/01/2018	25	29
3.34%, 06/15/2046		500	518			$91
WFRBS Commercial Mortgage Trust 2014-				Cosmetics & Personal Care - 0.13%
C20				Colgate-Palmolive Co
4.00%, 05/15/2047		500	537	2.45%, 11/15/2021	500	512
WFRBS Commercial Mortgage Trust 2014-				Procter & Gamble Co/The
LC14				2.30%, 02/06/2022	500	508
1.19%, 03/15/2047		79	78	6.45%, 01/15/2026	500	662
			$23,841			$1,682

Commercial Services - 0.12%				Credit Card Asset Backed Securities - 0.30%
California Institute of Technology				Barclays Dryrock Issuance Trust
4.32%, 08/01/2045		50	55	2.20%, 12/15/2022(a)	760	772
Lender Processing Services Inc / Black Knight				Capital One Multi-Asset Execution Trust
Lending Solutions Inc				5.75%, 07/15/2020	100	107
5.75%, 04/15/2023		22	23	Chase Issuance Trust
Massachusetts Institute of Technology				1.15%, 01/15/2019	1,000	1,002
4.68%, 07/01/2114		100	110	Citibank Credit Card Issuance Trust
McGraw Hill Financial Inc				1.11%, 07/23/2018	50	50
4.00%, 06/15/2025		350	355	2.88%, 01/23/2023	605	635
6.55%, 11/15/2037		30	34	5.30%, 03/15/2018	50	50
Moody's Corp				Discover Card Execution Note Trust
5.25%, 07/15/2044		90	97	1.04%, 04/15/2019	491	491
University of Southern California				2.12%, 12/15/2021	500	510
5.25%, 10/01/2111		20	24	Synchrony Credit Card Master Note Trust
Western Union Co/The				1.36%, 08/17/2020	250	250
2.88%, 12/10/2017		750	763			$3,867
5.25%, 04/01/2020		30	32
Yale University				Diversified Financial Services - 0.79%
2.09%, 04/15/2019		50	51	Air Lease Corp
			$1,544	2.13%, 01/15/2018	775	757
				3.38%, 01/15/2019	50	49
Computers - 0.66%				3.75%, 02/01/2022	70	65
Apple Inc				American Express Co
1.00%, 05/03/2018		500	499	4.05%, 12/03/2042	500	481
1.55%, 02/07/2020		500	496	7.00%, 03/19/2018	56	61
2.25%, 02/23/2021		275	280	American Express Credit Corp
2.85%, 05/06/2021		550	573	1.13%, 06/05/2017	50	50
3.20%, 05/13/2025		560	579	2.25%, 08/15/2019	750	752
3.85%, 05/04/2043		550	511	2.38%, 03/24/2017	500	506
4.38%, 05/13/2045		80	81	Ameriprise Financial Inc
4.65%, 02/23/2046		170	178	4.00%, 10/15/2023	775	821
Computer Sciences Corp				Bear Stearns Cos LLC/The
6.50%, 03/15/2018		30	33	6.40%, 10/02/2017	100	107
EMC Corp/MA				BlackRock Inc
1.88%, 06/01/2018		550	529	3.38%, 06/01/2022	30	31
Hewlett Packard Enterprise Co				5.00%, 12/10/2019	430	478
2.85%, 10/05/2018(c)		330	330	Capital One Bank USA NA
3.60%, 10/15/2020(c)		320	319	2.25%, 02/13/2019	400	397
4.90%, 10/15/2025(c)		200	190	Charles Schwab Corp/The
6.20%, 10/15/2035(c)		50	43	3.00%, 03/10/2025	300	302
6.35%, 10/15/2045(c)		100	85	GE Capital International Funding Co
HP Inc				4.42%, 11/15/2035(c)	500	522
4.65%, 12/09/2021		250	255	HSBC Finance Corp
6.00%, 09/15/2041		280	231	6.68%, 01/15/2021	850	946

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)			Electric (continued)
Intercontinental Exchange Inc			Great Plains Energy Inc
4.00%, 10/15/2023	$25	$26	4.85%, 06/01/2021	$30	$32
Jefferies Group LLC			Hydro-Quebec
6.88%, 04/15/2021	280	314	8.05%, 07/07/2024	530	736
8.50%, 07/15/2019	33	37	Idaho Power Co
Legg Mason Inc			3.65%, 03/01/2045	200	188
5.63%, 01/15/2044	25	24	Interstate Power & Light Co
MasterCard Inc			3.25%, 12/01/2024	300	310
2.00%, 04/01/2019	30	30	Louisville Gas & Electric Co
National Rural Utilities Cooperative Finance			5.13%, 11/15/2040	330	383
Corp			Mississippi Power Co
2.85%, 01/27/2025	100	99	4.25%, 03/15/2042	30	23
3.05%, 02/15/2022	530	546	Nevada Power Co
Nomura Holdings Inc			5.45%, 05/15/2041	340	397
6.70%, 03/04/2020	500	574	7.13%, 03/15/2019	434	493
Synchrony Financial			NextEra Energy Capital Holdings Inc
1.88%, 08/15/2017	1,000	989	4.50%, 06/01/2021	50	54
Visa Inc			NiSource Finance Corp
2.20%, 12/14/2020	375	382	6.40%, 03/15/2018	215	233
3.15%, 12/14/2025	360	374	Northern States Power Co/MN
4.15%, 12/14/2035	140	149	5.35%, 11/01/2039	30	36
4.30%, 12/14/2045	240	258	Oncor Electric Delivery Co LLC
		$10,127	5.25%, 09/30/2040	530	584
			Pacific Gas & Electric Co
Electric - 1.59%			3.75%, 02/15/2024	125	133
Ameren Illinois Co			5.40%, 01/15/2040	30	35
2.70%, 09/01/2022	530	536	5.80%, 03/01/2037	500	604
Arizona Public Service Co			8.25%, 10/15/2018	300	349
3.35%, 06/15/2024	40	42	PacifiCorp
Berkshire Hathaway Energy Co			5.65%, 07/15/2018	30	33
3.75%, 11/15/2023	750	799	6.00%, 01/15/2039	500	628
6.13%, 04/01/2036	450	539	PECO Energy Co
Commonwealth Edison Co			2.38%, 09/15/2022	460	460
4.70%, 01/15/2044	150	165	Potomac Electric Power Co
Consolidated Edison Co of New York Inc			3.60%, 03/15/2024	30	32
6.65%, 04/01/2019	540	615	PPL Capital Funding Inc
6.75%, 04/01/2038	530	706	3.50%, 12/01/2022	1,000	1,027
Dominion Resources Inc/VA			Progress Energy Inc
2.50%, 12/01/2019	300	302	3.15%, 04/01/2022	40	40
4.05%, 09/15/2042	400	356	Public Service Co of Colorado
DTE Electric Co			3.95%, 03/15/2043	30	30
3.70%, 03/15/2045	200	194	Public Service Electric & Gas Co
6.63%, 06/01/2036	50	68	3.05%, 11/15/2024	300	310
Duke Energy Carolinas LLC			3.50%, 08/15/2020	372	397
4.00%, 09/30/2042	280	284	Puget Sound Energy Inc
6.00%, 12/01/2028	500	622	4.43%, 11/15/2041	30	32
6.45%, 10/15/2032	500	642	San Diego Gas & Electric Co
Duke Energy Florida LLC			3.60%, 09/01/2023	30	32
5.65%, 06/15/2018	30	33	South Carolina Electric & Gas Co
Duke Energy Indiana LLC			5.45%, 02/01/2041	40	46
4.20%, 03/15/2042	30	31	Southern California Edison Co
Duke Energy Progress LLC			1.13%, 05/01/2017	30	30
4.38%, 03/30/2044	400	422	5.50%, 03/15/2040	350	428
Empresa Nacional de Electricidad SA/Chile			5.95%, 02/01/2038	30	38
4.25%, 04/15/2024	30	30	Southern Co/The
Entergy Arkansas Inc			2.45%, 09/01/2018	540	547
3.75%, 02/15/2021	30	32	Southwestern Electric Power Co
Entergy Corp			5.88%, 03/01/2018	600	648
5.13%, 09/15/2020	30	33	6.20%, 03/15/2040	390	468
Exelon Corp			6.45%, 01/15/2019	30	33
4.95%, 06/15/2035(c)	320	327
			Southwestern Public Service Co
Exelon Generation Co LLC			4.50%, 08/15/2041	600	649
4.25%, 06/15/2022	500	507	TransAlta Corp
FirstEnergy Solutions Corp			6.50%, 03/15/2040	30	16
6.80%, 08/15/2039	530	471	Union Electric Co
Florida Power & Light Co			3.65%, 04/15/2045	500	483
2.75%, 06/01/2023	500	509	WEC Energy Group Inc
4.05%, 10/01/2044	25	26	3.55%, 06/15/2025	70	72
5.13%, 06/01/2041	40	48	Wisconsin Power & Light Co
Georgia Power Co			4.10%, 10/15/2044	50	51
5.65%, 03/01/2037	750	865			$20,324

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 29, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electrical Components & Equipment - 0.03%			Finance - Mortgage Loan/Banker (continued)
Emerson Electric Co			Fannie Mae (continued)
2.63%, 02/15/2023	$30	$30	6.63%, 11/15/2030	$500	$746
4.88%, 10/15/2019	30	33	7.13%, 01/15/2030	250	384
5.25%, 10/15/2018	250	274	7.25%, 05/15/2030	249	387
		$337	Federal Home Loan Banks
			0.63%, 10/26/2017	400	399
Electronics - 0.18%			0.75%, 08/28/2017	250	250
Amphenol Corp			0.88%, 05/24/2017	500	501
1.55%, 09/15/2017	500	499	0.88%, 03/19/2018	500	500
Arrow Electronics Inc			1.00%, 12/19/2017	600	602
4.50%, 03/01/2023	30	31	1.38%, 02/18/2021	500	499
Corning Inc			1.63%, 06/14/2019	800	813
4.25%, 08/15/2020	500	533	1.75%, 12/14/2018	250	255
Honeywell International Inc			1.88%, 03/13/2020	500	511
3.35%, 12/01/2023	500	535	2.00%, 09/14/2018	500	513
Jabil Circuit Inc			4.13%, 03/13/2020	100	111
4.70%, 09/15/2022	30	29	4.88%, 05/17/2017	60	63
Koninklijke Philips NV			5.00%, 11/17/2017	750	802
3.75%, 03/15/2022	500	516	5.50%, 07/15/2036	50	69
5.00%, 03/15/2042	30	29	5.63%, 06/11/2021	65	78
5.75%, 03/11/2018	26	28	Freddie Mac
Tyco Electronics Group SA			0.75%, 01/12/2018	550	549
7.13%, 10/01/2037	37	48	0.88%, 03/07/2018	1,000	1,000
		$2,248	1.00%, 03/08/2017	1,500	1,504
Environmental Control - 0.13%			1.00%, 07/28/2017	500	501
Republic Services Inc			1.00%, 09/29/2017	500	501
3.20%, 03/15/2025	300	299	1.00%, 12/15/2017	400	401
5.50%, 09/15/2019	25	28	1.25%, 10/02/2019	1,000	1,002
6.20%, 03/01/2040	255	304	1.38%, 05/01/2020	500	504
Waste Management Inc			1.40%, 08/22/2019	163	165
3.50%, 05/15/2024	1,000	1,037	1.75%, 05/30/2019	250	255
		$1,668	2.38%, 01/13/2022	500	523
			3.00%, 01/18/2028	59	59
Federal & Federally Sponsored Credit - 0.01%			3.75%, 03/27/2019	500	540
Federal Farm Credit Banks			4.88%, 06/13/2018	63	69
0.54%, 11/07/2016	70	70	5.00%, 02/16/2017	73	76
			5.13%, 11/17/2017	70	75
Finance - Mortgage Loan/Banker - 2.48%			5.50%, 08/23/2017	169	181
Fannie Mae			6.25%, 07/15/2032	500	733
0.00%, 10/09/2019(b)	85	80	6.75%, 03/15/2031	43	65
0.88%, 10/26/2017	1,094	1,095			$31,691
0.88%, 12/20/2017	1,000	1,000	Food- 0.52%
0.88%, 12/27/2017	650	649	Campbell Soup Co
0.88%, 02/08/2018	1,000	1,001	4.25%, 04/15/2021	30	32
0.88%, 05/21/2018	1,000	999	ConAgra Foods Inc
0.95%, 08/23/2017	194	194	3.25%, 09/15/2022	1,030	1,025
1.00%, 12/28/2017	72	72	Delhaize Group
1.05%, 05/25/2018	50	50	5.70%, 10/01/2040	30	32
1.07%, 07/28/2017	450	450	General Mills Inc
1.07%, 09/27/2017	82	82	1.40%, 10/20/2017	550	550
1.13%, 04/27/2017	1,000	1,005	3.15%, 12/15/2021	30	31
1.13%, 03/28/2018	70	70	JM Smucker Co/The
1.13%, 04/30/2018	750	750	3.00%, 03/15/2022	300	305
1.13%, 07/20/2018	500	502	4.25%, 03/15/2035	300	300
1.13%, 12/14/2018	700	702	Kellogg Co
1.38%, 01/28/2019	205	207	4.00%, 12/15/2020	780	830
1.38%, 02/26/2021	250	250	Kraft Foods Group Inc
1.50%, 06/22/2020	750	757	3.50%, 06/06/2022	500	516
1.50%, 11/30/2020	500	502	5.38%, 02/10/2020	30	33
1.63%, 11/27/2018	125	127	6.50%, 02/09/2040	30	36
1.70%, 10/04/2019	700	700	Kraft Heinz Foods Co
1.75%, 09/12/2019	1,000	1,021	2.00%, 07/02/2018(c)	330	330
1.75%, 11/26/2019	400	408	3.95%, 07/15/2025(c)	120	126
1.88%, 09/18/2018	100	102	5.20%, 07/15/2045(c)	260	280
1.88%, 02/19/2019	500	512	Kroger Co/The
1.88%, 12/28/2020	300	307	2.95%, 11/01/2021	500	511
2.63%, 09/06/2024	500	528	5.40%, 07/15/2040	30	34
3.00%, 03/01/2028	500	497	Mondelez International Inc
5.38%, 06/12/2017	700	741	4.00%, 02/01/2024	30	31
5.63%, 07/15/2037	65	91	6.50%, 02/09/2040	530	670
6.00%, 04/18/2036	54	54

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Food (continued)			Healthcare - Services - 0.42%
Tyson Foods Inc			Aetna Inc
4.88%, 08/15/2034	$350	$359	1.50%, 11/15/2017	$530	$529
Unilever Capital Corp			6.63%, 06/15/2036	13	16
4.25%, 02/10/2021	500	554	Anthem Inc
		$6,585	3.50%, 08/15/2024	450	446
			4.65%, 01/15/2043	30	28
Forest Products & Paper - 0.03%			4.65%, 08/15/2044	350	330
Georgia-Pacific LLC			Cigna Corp
7.75%, 11/15/2029	20	26	4.00%, 02/15/2022	600	632
International Paper Co			Humana Inc
7.30%, 11/15/2039	326	355	2.63%, 10/01/2019	20	20
Plum Creek Timberlands LP			4.63%, 12/01/2042	500	477
4.70%, 03/15/2021	30	32	Memorial Sloan-Kettering Cancer Center
		$413	4.20%, 07/01/2055	250	252
Gas- 0.14%			Quest Diagnostics Inc
Atmos Energy Corp			4.75%, 01/30/2020	12	13
4.13%, 10/15/2044	250	253	UnitedHealth Group Inc
CenterPoint Energy Inc			1.90%, 07/16/2018	300	303
6.50%, 05/01/2018	30	33	2.70%, 07/15/2020	300	308
Dominion Gas Holdings LLC			3.75%, 07/15/2025	190	202
3.55%, 11/01/2023	30	30	4.70%, 02/15/2021	500	555
4.60%, 12/15/2044	500	471	4.75%, 07/15/2045	500	547
ONE Gas Inc			6.50%, 06/15/2037	500	649
3.61%, 02/01/2024	50	52			$5,307
Piedmont Natural Gas Co Inc			Housewares - 0.01%
4.10%, 09/18/2034	25	25	Newell Rubbermaid Inc
Sempra Energy			2.88%, 12/01/2019	200	196
2.40%, 03/15/2020	200	196
6.00%, 10/15/2039	634	698
Southern California Gas Co			Insurance - 0.82%
4.45%, 03/15/2044	50	55	ACE INA Holdings Inc
		$1,813	2.70%, 03/13/2023	300	297
			2.88%, 11/03/2022	500	509
Hand & Machine Tools - 0.02%			5.90%, 06/15/2019	30	34
Stanley Black &Decker Inc			Aflac Inc
3.40%, 12/01/2021	250	258	3.63%, 11/15/2024	300	311
			6.45%, 08/15/2040	30	37
Healthcare - Products - 0.43%			American International Group Inc
Abbott Laboratories			3.88%, 01/15/2035	300	254
2.00%, 03/15/2020	300	297	4.80%, 07/10/2045	260	239
5.13%, 04/01/2019	530	580	4.88%, 06/01/2022	850	907
Becton Dickinson and Co			6.25%, 05/01/2036	100	110
1.45%, 05/15/2017	230	230	Aon Corp
3.88%, 05/15/2024	30	31	5.00%, 09/30/2020	480	529
5.00%, 11/12/2040	30	32	AXA SA
Boston Scientific Corp			8.60%, 12/15/2030	30	39
6.00%, 01/15/2020	30	33	Berkshire Hathaway Finance Corp
Covidien International Finance SA			1.60%, 05/15/2017	400	403
6.00%, 10/15/2017	530	567	4.25%, 01/15/2021	350	386
Danaher Corp			Chubb Corp/The
5.63%, 01/15/2018	25	27	6.50%, 05/15/2038	326	428
Medtronic Inc			CNA Financial Corp
1.50%, 03/15/2018	250	251	5.75%, 08/15/2021	40	44
3.50%, 03/15/2025	780	819	First American Financial Corp
4.38%, 03/15/2035	250	259	4.60%, 11/15/2024	300	308
4.45%, 03/15/2020	30	33	Hartford Financial Services Group Inc/The
4.63%, 03/15/2044	500	530	6.63%, 03/30/2040	530	654
5.55%, 03/15/2040	40	48	Lincoln National Corp
St Jude Medical Inc			8.75%, 07/01/2019	430	514
4.75%, 04/15/2043	300	299	Marsh & McLennan Cos Inc
Stryker Corp			2.35%, 09/10/2019	25	25
4.38%, 05/15/2044	25	24	2.35%, 03/06/2020	200	200
Thermo Fisher Scientific Inc			MetLife Inc
1.30%, 02/01/2017	60	60	4.05%, 03/01/2045	200	181
4.15%, 02/01/2024	600	626	4.72%, 12/15/2044(a)	200	200
4.70%, 05/01/2020	30	32	4.75%, 02/08/2021	750	822
Zimmer Biomet Holdings Inc			6.40%, 12/15/2066(a)	430	420
2.00%, 04/01/2018	200	199	7.72%, 02/15/2019	130	150
3.15%, 04/01/2022	200	199	PartnerRe Finance B LLC
4.45%, 08/15/2045	300	276	5.50%, 06/01/2020	40	44
		$5,452

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2016 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)			Machinery - Diversified (continued)
Progressive Corp/The			Rockwell Automation Inc
3.75%, 08/23/2021	$30	$32	6.25%, 12/01/2037	$129	$167
4.35%, 04/25/2044	30	31	Roper Technologies Inc
Prudential Financial Inc			1.85%, 11/15/2017	30	30
5.70%, 12/14/2036	480	516			$1,131
7.38%, 06/15/2019	500	576
Reinsurance Group of America Inc			Media- 1.07%
4.70%, 09/15/2023	30	32	21st Century Fox America Inc
Travelers Cos Inc/The			3.00%, 09/15/2022	40	40
6.25%, 06/15/2037	533	685	4.50%, 02/15/2021	500	545
Voya Financial Inc			6.40%, 12/15/2035	50	57
5.50%, 07/15/2022	30	33	7.85%, 03/01/2039	500	649
XLIT Ltd			CBS Corp
2.30%, 12/15/2018	500	499	3.70%, 08/15/2024	500	498
		$10,449	5.75%, 04/15/2020	530	591
			7.88%, 07/30/2030	30	38
Internet - 0.22%			Comcast Corp
Alibaba Group Holding Ltd			2.75%, 03/01/2023	50	51
3.60%, 11/28/2024	1,000	981	3.13%, 07/15/2022	575	599
Amazon.com Inc			3.38%, 02/15/2025	600	625
2.50%, 11/29/2022	40	40	3.38%, 08/15/2025	300	315
2.60%, 12/05/2019	500	513	4.50%, 01/15/2043	25	26
4.80%, 12/05/2034	350	378	4.60%, 08/15/2045	270	285
eBay Inc			5.65%, 06/15/2035	500	581
2.60%, 07/15/2022	450	420	5.70%, 05/15/2018	100	109
Google Inc			6.30%, 11/15/2017	500	541
3.63%, 05/19/2021	40	43	6.40%, 03/01/2040	500	641
Symantec Corp			6.45%, 03/15/2037	60	76
2.75%, 06/15/2017	500	500	DIRECTV Holdings LLC / DIRECTV
		$2,875	Financing Co Inc
			3.80%, 03/15/2022	530	545
Iron & Steel - 0.07%			3.95%, 01/15/2025	500	508
Nucor Corp			5.88%, 10/01/2019	520	582
4.00%, 08/01/2023	250	252	Discovery Communications LLC
Vale Overseas Ltd			5.05%, 06/01/2020	430	450
5.63%, 09/15/2019	380	342	6.35%, 06/01/2040	40	38
6.88%, 11/10/2039	50	34	RELX Capital Inc
Vale SA			3.13%, 10/15/2022	16	16
5.63%, 09/11/2042	350	213	Scripps Networks Interactive Inc
		$841	3.95%, 06/15/2025	350	337
Leisure Products & Services - 0.03%			Thomson Reuters Corp
Carnival Corp			3.95%, 09/30/2021	200	210
3.95%, 10/15/2020	25	26	5.85%, 04/15/2040	30	31
Harley-Davidson Inc			Time Warner Cable Inc
3.50%, 07/28/2025	300	309	4.50%, 09/15/2042	500	408
		$335	7.30%, 07/01/2038	60	63
			8.75%, 02/14/2019	830	957
Lodging - 0.05%			Time Warner Inc
Marriott International Inc/MD			3.55%, 06/01/2024	500	492
2.88%, 03/01/2021	600	601	4.85%, 07/15/2045	500	466
Wyndham Worldwide Corp			4.88%, 03/15/2020	430	464
3.90%, 03/01/2023	25	25	6.20%, 03/15/2040	430	456
		$626	Viacom Inc
			3.88%, 12/15/2021	530	526
Machinery - Construction & Mining - 0.13%
Caterpillar Financial Services Corp			4.38%, 03/15/2043	330	225
1.63%, 06/01/2017	30	30	Walt Disney Co/The
2.45%, 09/06/2018	500	510	3.75%, 06/01/2021	525	570
5.45%, 04/15/2018	500	539	7.00%, 03/01/2032	30	42
7.15%, 02/15/2019	25	28			$13,653
Caterpillar Inc			Metal Fabrication & Hardware - 0.00%
3.40%, 05/15/2024	500	513	Precision Castparts Corp
3.80%, 08/15/2042	50	46	1.25%, 01/15/2018	30	30
		$1,666

Machinery - Diversified - 0.09%			Mining - 0.26%
Cummins Inc			Barrick North America Finance LLC
4.88%, 10/01/2043	25	27	5.75%, 05/01/2043	280	230
John Deere Capital Corp			Barrick PD Australia Finance Pty Ltd
1.20%, 10/10/2017	30	30	4.95%, 01/15/2020	180	176
1.55%, 12/15/2017	25	25	BHP Billiton Finance USA Ltd
2.75%, 03/15/2022	530	538	2.05%, 09/30/2018	250	246
3.35%, 06/12/2024	300	314	5.00%, 09/30/2043	500	487

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 29, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mining (continued)			Oil & Gas (continued)
Goldcorp Inc			Chevron Corp (continued)
3.63%, 06/09/2021	$30	$29	2.42%, 11/17/2020	$175	$175
Newmont Mining Corp			2.43%, 06/24/2020	290	290
3.50%, 03/15/2022	500	476	3.33%, 11/17/2025	165	165
5.13%, 10/01/2019	50	53	CNOOC Nexen Finance 2014 ULC
Rio Tinto Alcan Inc			1.63%, 04/30/2017	200	199
5.75%, 06/01/2035	400	386	4.25%, 04/30/2024	500	513
6.13%, 12/15/2033	30	31	ConocoPhillips
Rio Tinto Finance USA Ltd			6.00%, 01/15/2020	500	526
3.75%, 09/20/2021	400	396	6.50%, 02/01/2039	490	480
6.50%, 07/15/2018	412	440	ConocoPhillips Co
Southern Copper Corp			1.05%, 12/15/2017	100	96
5.38%, 04/16/2020	40	41	2.88%, 11/15/2021	300	272
5.88%, 04/23/2045	350	277	Devon Energy Corp
6.75%, 04/16/2040	100	88	5.60%, 07/15/2041	495	338
		$3,356	6.30%, 01/15/2019	445	422
			Ecopetrol SA
Miscellaneous Manufacturers - 0.49%			5.88%, 09/18/2023	1,040	923
3M Co			EOG Resources Inc
2.00%, 06/26/2022	500	496	2.63%, 03/15/2023	480	433
5.70%, 03/15/2037	30	38	4.40%, 06/01/2020	40	41
Dover Corp			EQT Corp
5.38%, 03/01/2041	30	35	6.50%, 04/01/2018	30	30
Eaton Corp			Exxon Mobil Corp
1.50%, 11/02/2017	500	498	0.92%, 03/15/2017	330	330
2.75%, 11/02/2022	20	20	1.31%, 03/06/2018	200	200
4.15%, 11/02/2042	20	19	2.71%, 03/06/2025	200	200
General Electric Co			Hess Corp
2.30%, 04/27/2017	173	176	1.30%, 06/15/2017	500	476
2.30%, 01/14/2019	500	516	7.30%, 08/15/2031	540	470
3.15%, 09/07/2022	500	525	Husky Energy Inc
4.50%, 03/11/2044	500	536	4.00%, 04/15/2024	100	85
4.63%, 01/07/2021	50	56	Kerr-McGee Corp
5.25%, 12/06/2017	500	535	6.95%, 07/01/2024	400	379
5.63%, 09/15/2017	500	533	Marathon Oil Corp
5.88%, 01/14/2038	500	629	3.85%, 06/01/2025	500	344
6.75%, 03/15/2032	250	333	5.90%, 03/15/2018	30	27
Ingersoll-Rand Luxembourg Finance SA			Marathon Petroleum Corp
2.63%, 05/01/2020	500	497	5.00%, 09/15/2054	200	127
Parker-Hannifin Corp			Nexen Energy ULC
3.30%, 11/21/2024	300	313	6.40%, 05/15/2037	230	261
3.50%, 09/15/2022	30	32	7.50%, 07/30/2039	39	50
Tyco International Finance SA			Noble Energy Inc
5.13%, 09/14/2045	500	520	4.15%, 12/15/2021	750	653
		$6,307	Noble Holding International Ltd
Office & Business Equipment - 0.05%			6.20%, 08/01/2040	65	28
Pitney Bowes Inc			Occidental Petroleum Corp
5.75%, 09/15/2017	29	30	3.50%, 06/15/2025	500	488
Xerox Corp			Petro-Canada
4.50%, 05/15/2021	30	29	6.80%, 05/15/2038	534	493
5.63%, 12/15/2019	350	358	Petroleos Mexicanos
6.75%, 12/15/2039	250	207	4.25%, 01/15/2025(c)	50	44
		$624	4.88%, 01/24/2022	80	77
			5.50%, 06/27/2044	30	23
Oil & Gas - 1.82%			5.63%, 01/23/2046(c)	800	621
Anadarko Petroleum Corp			5.75%, 03/01/2018	1,300	1,343
6.20%, 03/15/2040	430	342	6.63%, 06/15/2035	750	678
Apache Corp			Phillips 66
3.63%, 02/01/2021	530	484	4.88%, 11/15/2044	500	450
4.75%, 04/15/2043	280	214	5.88%, 05/01/2042	30	29
BP Capital Markets PLC			Pioneer Natural Resources Co
1.85%, 05/05/2017	600	600	3.95%, 07/15/2022	30	28
2.52%, 01/15/2020	500	491	Pride International Inc
3.25%, 05/06/2022	640	631	7.88%, 08/15/2040	1,000	502
4.75%, 03/10/2019	170	179	Rowan Cos Inc
Canadian Natural Resources Ltd			5.00%, 09/01/2017	30	28
1.75%, 01/15/2018	300	274	Shell International Finance BV
3.80%, 04/15/2024	750	577	3.25%, 05/11/2025	280	273
Chevron Corp			4.13%, 05/11/2035	60	56
1.35%, 11/15/2017	300	299	4.38%, 03/25/2020	565	598
2.19%, 11/15/2019	350	352	4.38%, 05/11/2045	500	464

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 29, 2016 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Oil & Gas (continued)				Pharmaceuticals (continued)
Shell International Finance BV	(continued)			GlaxoSmithKline Capital Inc	(continued)
5.50%, 03/25/2040		$430	$453	6.38%, 05/15/2038		$430	$552
Statoil ASA				Johnson & Johnson
1.25%, 11/09/2017		750	744	4.85%, 05/15/2041		450	535
2.25%, 11/08/2019		500	496	5.55%, 08/15/2017		30	32
3.15%, 01/23/2022		300	298	5.95%, 08/15/2037		75	100
5.25%, 04/15/2019		58	63	McKesson Corp
Suncor Energy Inc				1.29%, 03/10/2017		500	500
6.85%, 06/01/2039		13	12	2.70%, 12/15/2022		500	488
Total Capital International SA				4.75%, 03/01/2021		100	109
2.13%, 01/10/2019		400	399	4.88%, 03/15/2044		80	80
2.88%, 02/17/2022		400	394	Mead Johnson Nutrition Co
Total Capital SA				4.60%, 06/01/2044		30	29
4.25%, 12/15/2021		550	583	Merck & Co Inc
Valero Energy Corp				1.10%, 01/31/2018		500	500
9.38%, 03/15/2019		500	581	6.55%, 09/15/2037		290	394
			$23,194	Merck Sharp & Dohme Corp
				5.00%, 06/30/2019		530	590
Oil & Gas Services - 0.09%				Mylan Inc
Baker Hughes Inc				4.20%, 11/29/2023		30	30
7.50%, 11/15/2018		34	38	Novartis Capital Corp
Cameron International Corp				3.40%, 05/06/2024		500	534
6.38%, 07/15/2018		30	32	4.40%, 04/24/2020		30	33
Halliburton Co				4.40%, 05/06/2044		30	32
3.25%, 11/15/2021		530	523	Novartis Securities Investment Ltd
3.80%, 11/15/2025		145	137	5.13%, 02/10/2019		500	553
4.85%, 11/15/2035		180	157	Perrigo Co PLC
5.00%, 11/15/2045		230	205	5.30%, 11/15/2043		500	486
7.45%, 09/15/2039		26	30	Pfizer Inc
			$1,122	3.40%, 05/15/2024		100	105
Packaging & Containers - 0.00%				4.30%, 06/15/2043		200	207
Packaging Corp of America				5.20%, 08/12/2020		110	125
4.50%, 11/01/2023		25	26	6.20%, 03/15/2019		380	429
WestRock MWV LLC				Teva Pharmaceutical Finance IV BV
7.38%, 09/01/2019		25	29	3.65%, 11/10/2021		750	772
			$55	Wyeth LLC
				6.50%, 02/01/2034		500	651
Pharmaceuticals - 1.30%				Zoetis Inc
AbbVie Inc				3.25%, 02/01/2023		40	38
1.80%, 05/14/2018		570	568				$16,542
2.50%, 05/14/2020		170	170
2.90%, 11/06/2022		550	546	Pipelines - 0.68%
3.60%, 05/14/2025		150	153	Boardwalk Pipelines LP
4.50%, 05/14/2035		220	219	3.38%, 02/01/2023		30	24
4.70%, 05/14/2045		320	320	Buckeye Partners LP
Actavis Funding SCS				4.35%, 10/15/2024		25	21
3.00%, 03/12/2020		685	696	Enbridge Energy Partners LP
3.80%, 03/15/2025		1,020	1,050	5.20%, 03/15/2020		24	23
4.55%, 03/15/2035		170	171	7.38%, 10/15/2045		70	65
Actavis Inc				Energy Transfer Partners LP
1.88%, 10/01/2017		500	500	4.05%, 03/15/2025		300	249
6.13%, 08/15/2019		34	38	6.50%, 02/01/2042		530	428
AmerisourceBergen Corp				9.00%, 04/15/2019		16	16
3.40%, 05/15/2024		30	30	Enterprise Products Operating LLC
AstraZeneca PLC				1.65%, 05/07/2018		175	169
2.38%, 11/16/2020		195	196	3.75%, 02/15/2025		500	474
3.38%, 11/16/2025		180	183	4.85%, 08/15/2042		400	341
4.00%, 09/18/2042		300	288	5.20%, 09/01/2020		430	453
5.90%, 09/15/2017		500	534	6.88%, 03/01/2033		39	40
Bristol-Myers Squibb Co				Kinder Morgan Energy Partners LP
3.25%, 08/01/2042		515	467	3.50%, 09/01/2023		390	328
Cardinal Health Inc				4.70%, 11/01/2042		20	14
1.90%, 06/15/2017		400	401	6.38%, 03/01/2041		380	328
4.60%, 03/15/2043		430	425	6.95%, 01/15/2038		383	346
Eli Lilly & Co				Kinder Morgan Inc/DE
5.50%, 03/15/2027		530	651	3.05%, 12/01/2019		400	366
Express Scripts Holding Co				5.05%, 02/15/2046		300	230
3.90%, 02/15/2022		500	508	Magellan Midstream Partners LP
4.75%, 11/15/2021		50	54	4.25%, 02/01/2021		750	750
GlaxoSmithKline Capital Inc				ONEOK Partners LP
5.65%, 05/15/2018		430	470	6.13%, 02/01/2041		30	22
				8.63%, 03/01/2019		530	545

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			REITS (continued)
Plains All American Pipeline LP / PAA			CubeSmart LP
Finance Corp			4.38%, 12/15/2023	$30	$32
4.30%, 01/31/2043	$100	$62	DDR Corp
4.70%, 06/15/2044	30	20	4.63%, 07/15/2022	130	135
8.75%, 05/01/2019	170	175	Duke Realty LP
Regency Energy Partners LP / Regency			3.75%, 12/01/2024	300	299
Energy Finance Corp			3.88%, 10/15/2022	530	545
5.00%, 10/01/2022	350	291	EPR Properties
Southern Natural Gas Co LLC			7.75%, 07/15/2020	30	35
5.90%, 04/01/2017(a),(c)	750	759	ERP Operating LP
Spectra Energy Capital LLC			2.38%, 07/01/2019	300	301
8.00%, 10/01/2019	30	32	5.75%, 06/15/2017	45	47
Spectra Energy Partners LP			Federal Realty Investment Trust
4.75%, 03/15/2024	30	30	4.50%, 12/01/2044	300	307
Sunoco Logistics Partners Operations LP			HCP Inc
5.50%, 02/15/2020	30	29	3.75%, 02/01/2019	400	409
Tennessee Gas Pipeline Co LLC			3.88%, 08/15/2024	200	188
7.50%, 04/01/2017	30	31	4.20%, 03/01/2024	200	191
TransCanada PipeLines Ltd			6.70%, 01/30/2018	39	42
3.75%, 10/16/2023	30	29	Highwoods Realty LP
6.10%, 06/01/2040	30	30	3.20%, 06/15/2021	30	30
6.50%, 08/15/2018	30	32	Hospitality Properties Trust
7.25%, 08/15/2038	750	849	4.65%, 03/15/2024	40	38
Williams Partners LP			Host Hotels & Resorts LP
3.90%, 01/15/2025	500	372	6.00%, 10/01/2021	30	33
4.00%, 09/15/2025	50	38	Kimco Realty Corp
5.10%, 09/15/2045	220	150	3.20%, 05/01/2021	750	761
5.25%, 03/15/2020	530	465	Liberty Property LP
6.30%, 04/15/2040	30	23	3.38%, 06/15/2023	40	39
		$8,649	Omega Healthcare Investors Inc
			4.95%, 04/01/2024	30	31
Real Estate - 0.05%			Realty Income Corp
Brookfield Asset Management Inc			3.25%, 10/15/2022	500	492
4.00%, 01/15/2025	300	305	4.13%, 10/15/2026	20	20
Prologis LP			5.88%, 03/15/2035	40	46
2.75%, 02/15/2019	390	396	Simon Property Group LP
		$701	2.15%, 09/15/2017	50	51
Regional Authority - 0.28%			2.20%, 02/01/2019	500	506
Province of British Columbia Canada			2.75%, 02/01/2023	250	248
2.65%, 09/22/2021	400	418	4.75%, 03/15/2042	164	175
6.50%, 01/15/2026	45	61	Tanger Properties LP
Province of Manitoba Canada			3.75%, 12/01/2024	300	305
1.75%, 05/30/2019	500	504	UDR Inc
3.05%, 05/14/2024	30	32	4.00%, 10/01/2025	200	209
Province of Ontario Canada			Ventas Realty LP
1.10%, 10/25/2017	500	500	3.75%, 05/01/2024	500	500
3.20%, 05/16/2024	440	472	Weingarten Realty Investors
4.00%, 10/07/2019	400	432	3.38%, 10/15/2022	120	120
Province of Quebec Canada			Welltower Inc
2.75%, 08/25/2021	540	562	2.25%, 03/15/2018	500	499
2.88%, 10/16/2024	500	522	4.50%, 01/15/2024	30	31
7.50%, 09/15/2029	36	54	Weyerhaeuser Co
Province of Saskatchewan Canada			7.38%, 10/01/2019	500	567
8.50%, 07/15/2022	17	23	7.38%, 03/15/2032	30	35
		$3,580			$8,757

REITS- 0.69%			Retail - 0.91%
American Tower Corp			Bed Bath & Beyond Inc
4.70%, 03/15/2022	50	53	3.75%, 08/01/2024	500	483
5.90%, 11/01/2021	500	555	Costco Wholesale Corp
AvalonBay Communities Inc			1.75%, 02/15/2020	250	252
2.85%, 03/15/2023	30	30	CVS Health Corp
3.63%, 10/01/2020	100	104	2.80%, 07/20/2020	340	348
Boston Properties LP			5.13%, 07/20/2045	240	269
3.13%, 09/01/2023	20	20	5.75%, 06/01/2017	39	41
5.63%, 11/15/2020	30	33	6.13%, 09/15/2039	300	368
5.88%, 10/15/2019	430	477	Dollar General Corp
Camden Property Trust			1.88%, 04/15/2018	30	30
3.50%, 09/15/2024	25	25	Gap Inc/The
CBL & Associates LP			5.95%, 04/12/2021	30	31
5.25%, 12/01/2023	200	193	Home Depot Inc/The
			3.75%, 02/15/2024	500	546

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)				Software (continued)
Home Depot Inc/The	(continued)			Microsoft Corp (continued)
5.88%, 12/16/2036		$550	$686	4.20%, 06/01/2019	$50	$55
Kohl's Corp				4.20%, 11/03/2035	360	378
4.00%, 11/01/2021		30	30	4.45%, 11/03/2045	207	220
4.25%, 07/17/2025		300	288	4.75%, 11/03/2055	70	74
Lowe's Cos Inc				Oracle Corp
3.88%, 09/15/2023		30	33	2.38%, 01/15/2019	600	616
4.25%, 09/15/2044		450	462	3.40%, 07/08/2024	550	573
6.65%, 09/15/2037		33	44	3.90%, 05/15/2035	130	124
Macy's Retail Holdings Inc				4.38%, 05/15/2055	150	144
5.13%, 01/15/2042		250	199	5.38%, 07/15/2040	550	630
6.90%, 04/01/2029		510	537	5.75%, 04/15/2018	500	546
McDonald's Corp						$6,068
3.25%, 06/10/2024		175	179
3.63%, 05/20/2021		750	798	Sovereign - 1.53%
3.70%, 01/30/2026		115	120	Canada Government International Bond
4.70%, 12/09/2035		250	259	0.88%, 02/14/2017	600	601
4.88%, 12/09/2045		240	253	1.13%, 03/19/2018	200	201
5.00%, 02/01/2019		100	109	Colombia Government International Bond
Nordstrom Inc				11.75%, 02/25/2020	300	385
5.00%, 01/15/2044		300	285	10.38%, 01/28/2033	700	943
QVC Inc				Export Development Canada
3.13%, 04/01/2019		30	30	1.75%, 08/19/2019	50	51
Staples Inc				Export-Import Bank of Korea
4.38%, 01/12/2023		120	117	5.00%, 04/11/2022	500	573
Target Corp				Israel Government AID Bond
3.88%, 07/15/2020		500	546	5.50%, 09/18/2023	65	80
4.00%, 07/01/2042		500	509	5.50%, 04/26/2024	65	81
TJX Cos Inc/The				5.50%, 09/18/2033	33	45
2.75%, 06/15/2021		25	26	Israel Government International Bond
Walgreen Co				5.13%, 03/26/2019	500	552
5.25%, 01/15/2019		6	7	Italy Government International Bond
Walgreens Boots Alliance Inc				5.38%, 06/15/2033	40	46
1.75%, 11/17/2017		400	400	6.88%, 09/27/2023	550	689
3.80%, 11/18/2024		500	501	Japan Bank for International
Wal-Mart Stores Inc				Cooperation/Japan
3.25%, 10/25/2020		550	586	1.13%, 07/19/2017	500	499
3.30%, 04/22/2024		550	585	2.13%, 02/10/2025	300	295
5.63%, 04/15/2041		450	552	3.00%, 05/29/2024	300	318
6.50%, 08/15/2037		550	726	Mexico Government International Bond
6.75%, 10/15/2023		250	322	3.60%, 01/30/2025	280	279
			$11,557	3.63%, 03/15/2022	570	582
				4.60%, 01/23/2046	200	183
Semiconductors - 0.23%				4.75%, 03/08/2044	210	197
Applied Materials Inc				5.75%, 10/12/2110	500	475
5.85%, 06/15/2041		500	555	6.75%, 09/27/2034	500	619
Intel Corp				8.30%, 08/15/2031	97	142
2.45%, 07/29/2020		300	307	Panama Government International Bond
3.30%, 10/01/2021		550	582	3.75%, 03/16/2025	250	253
KLA-Tencor Corp				8.88%, 09/30/2027	570	811
3.38%, 11/01/2019		300	305	Peruvian Government International Bond
QUALCOMM Inc				5.63%, 11/18/2050	400	428
2.25%, 05/20/2020		250	253	Philippine Government International Bond
3.45%, 05/20/2025		180	181	4.00%, 01/15/2021	750	821
4.65%, 05/20/2035		70	65	6.38%, 10/23/2034	510	703
4.80%, 05/20/2045		110	101	7.75%, 01/14/2031	140	208
Texas Instruments Inc				10.63%, 03/16/2025	600	961
0.88%, 03/12/2017		550	550	Poland Government International Bond
			$2,899	5.00%, 03/23/2022	500	562
				5.13%, 04/21/2021	580	652
Software - 0.48%				South Africa Government International Bond
Fidelity National Information Services Inc				5.88%, 05/30/2022	100	106
2.00%, 04/15/2018		530	526	5.88%, 09/16/2025	500	524
3.63%, 10/15/2020		200	204	Tennessee Valley Authority
5.00%, 10/15/2025		180	187	3.50%, 12/15/2042	100	99
Fiserv Inc				3.88%, 02/15/2021	400	446
3.50%, 10/01/2022		30	31	4.25%, 09/15/2065	150	158
Microsoft Corp				4.50%, 04/01/2018	54	58
1.85%, 02/12/2020		500	507	4.63%, 09/15/2060	500	569
3.13%, 11/03/2025		180	189	5.25%, 09/15/2039	250	320
3.63%, 12/15/2023		550	600	5.38%, 04/01/2056	61	79
4.00%, 02/12/2055		500	464	5.88%, 04/01/2036	600	820

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 29, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)				Telecommunications (continued)
Tennessee Valley Authority	(continued)			AT&T Inc (continued)
6.75%, 11/01/2025		$57	$78	5.35%, 09/01/2040	$540	$526
Turkey Government International Bond				6.15%, 09/15/2034	400	430
4.25%, 04/14/2026		250	237	6.30%, 01/15/2038	500	542
4.88%, 04/16/2043		850	748	6.50%, 09/01/2037	56	62
5.75%, 03/22/2024		750	796	British Telecommunications PLC
8.00%, 02/14/2034		600	752	5.95%, 01/15/2018	10	11
Uruguay Government International Bond				9.62%, 12/15/2030(a)	30	43
4.13%, 11/20/2045		386	315	Cisco Systems Inc
4.38%, 10/27/2027		210	211	1.10%, 03/03/2017	500	501
			$19,551	2.20%, 02/28/2021	500	505
				2.45%, 06/15/2020	460	471
Supranational Bank - 1.54%				2.95%, 02/28/2026	300	304
African Development Bank				5.90%, 02/15/2039	430	532
1.38%, 02/12/2020		250	250	Deutsche Telekom International Finance BV
2.38%, 09/23/2021		15	16	8.75%, 06/15/2030(a)	530	748
Asian Development Bank				Juniper Networks Inc
1.13%, 03/15/2017		750	752	4.35%, 06/15/2025	200	193
1.75%, 09/11/2018		500	509	Motorola Solutions Inc
2.13%, 11/24/2021		300	309	3.50%, 09/01/2021	275	263
2.13%, 03/19/2025		300	305	Orange SA
5.82%, 06/16/2028		39	52	4.13%, 09/14/2021	30	32
Corp Andina de Fomento				5.38%, 01/13/2042	30	32
4.38%, 06/15/2022		559	610	9.00%, 03/01/2031(a)	500	700
Council Of Europe Development Bank				Qwest Corp
1.75%, 11/14/2019		300	305	6.88%, 09/15/2033	17	16
European Investment Bank				7.25%, 09/15/2025	565	626
0.88%, 04/18/2017		1,000	1,000	Rogers Communications Inc
1.00%, 06/15/2018		1,000	996	6.80%, 08/15/2018	30	33
1.13%, 09/15/2017		1,200	1,204	Telefonica Emisiones SAU
1.25%, 05/15/2019		750	749	5.13%, 04/27/2020	100	107
1.38%, 06/15/2020		330	328	7.05%, 06/20/2036	530	629
1.63%, 03/16/2020		300	302	Telefonica Europe BV
1.88%, 02/10/2025		250	247	8.25%, 09/15/2030	350	459
2.00%, 03/15/2021		795	812	Verizon Communications Inc
2.50%, 04/15/2021		150	157	1.10%, 11/01/2017	500	495
2.88%, 09/15/2020		1,100	1,166	2.55%, 06/17/2019	750	766
FMS Wertmanagement AoeR				2.63%, 02/21/2020	350	355
1.75%, 03/17/2020		200	202	3.50%, 11/01/2024	1,000	1,021
Inter-American Development Bank				4.15%, 03/15/2024	100	107
1.75%, 10/15/2019		1,000	1,023	4.67%, 03/15/2055	380	336
2.38%, 08/15/2017		750	766	4.86%, 08/21/2046	750	733
3.88%, 09/17/2019		600	656	5.01%, 08/21/2054	607	564
4.38%, 01/24/2044		50	63	5.05%, 03/15/2034	50	50
International Bank for Reconstruction &				6.25%, 04/01/2037	30	34
Development				6.40%, 02/15/2038	750	855
0.63%, 05/02/2017		230	228	6.55%, 09/15/2043	100	122
0.88%, 04/17/2017		150	150	7.75%, 12/01/2030	750	997
1.00%, 10/05/2018		370	371	Vodafone Group PLC
1.13%, 07/18/2017		530	533	1.63%, 03/20/2017	500	502
1.25%, 07/26/2019		1,000	1,000	4.63%, 07/15/2018	250	264
1.88%, 10/07/2022		180	182	6.15%, 02/27/2037	240	247
2.50%, 07/29/2025		270	284			$18,391
7.63%, 01/19/2023		933	1,287
International Finance Corp				Toys, Games & Hobbies - 0.00%
1.00%, 04/24/2017		750	751	Mattel Inc
1.75%, 09/16/2019		550	560	2.35%, 05/06/2019	30	30
Nordic Investment Bank
1.00%, 03/07/2017		750	751
1.13%, 02/25/2019		750	750	Transportation - 0.57%
				Burlington Northern Santa Fe LLC
			$19,626	4.10%, 06/01/2021	400	430
Telecommunications - 1.44%				4.15%, 04/01/2045	200	194
America Movil SAB de CV				4.40%, 03/15/2042	30	30
5.00%, 03/30/2020		30	33	4.55%, 09/01/2044	400	412
5.63%, 11/15/2017		39	41	5.40%, 06/01/2041	400	458
6.13%, 03/30/2040		750	829	7.95%, 08/15/2030	30	42
AT&T Inc				Canadian National Railway Co
2.30%, 03/11/2019		150	151	2.25%, 11/15/2022	30	30
3.00%, 02/15/2022		760	757	2.85%, 12/15/2021	500	513
3.90%, 03/11/2024		500	515	5.55%, 03/01/2019	39	43
4.35%, 06/15/2045		1,000	852

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Transportation (continued)			Florida - 0.00%
Canadian Pacific Railway Co			Florida Hurricane Catastrophe Fund Finance
3.70%, 02/01/2026	$100	$101	Corp
4.45%, 03/15/2023	30	32	2.11%, 07/01/2018	$30	$30
CSX Corp
3.40%, 08/01/2024	100	102
			Georgia - 0.05%
4.75%, 05/30/2042	430	431	Municipal Electric Authority of Georgia
FedEx Corp
3.20%, 02/01/2025	1,000	989	6.64%, 04/01/2057	540	657
			State of Georgia
3.88%, 08/01/2042	30	26	4.50%, 11/01/2025	30	34
4.00%, 01/15/2024	500	525
Norfolk Southern Corp					$691
3.25%, 12/01/2021	40	40	Illinois - 0.09%
3.85%, 01/15/2024	200	208	Chicago Transit Authority
4.80%, 08/15/2043	300	304	6.20%, 12/01/2040	30	34
4.84%, 10/01/2041	30	30	City of Chicago IL
Ryder System Inc			6.31%, 01/01/2044	30	27
2.35%, 02/26/2019	40	40	State of Illinois
Union Pacific Corp			4.95%, 06/01/2023	85	88
4.16%, 07/15/2022	500	549	5.10%, 06/01/2033	700	652
4.75%, 09/15/2041	280	303	5.37%, 03/01/2017	350	362
United Parcel Service Inc					$1,163
1.13%, 10/01/2017	500	501
3.13%, 01/15/2021	30	32	New Jersey - 0.04%
3.63%, 10/01/2042	500	494	New Jersey Economic Development
4.88%, 11/15/2040	30	35	Authority (credit support from AGM)
5.13%, 04/01/2019	325	360	0.00%, 02/15/2023(b),(d)	50	38
		$7,254	New Jersey Transportation Trust Fund
			Authority
Trucking & Leasing - 0.00%			1.76%, 12/15/2018	400	391
GATX Corp			6.56%, 12/15/2040	146	162
4.75%, 06/15/2022	50	54			$591

			New York - 0.17%
Water- 0.00%			City of New York NY
American Water Capital Corp			6.27%, 12/01/2037	500	666
6.59%, 10/15/2037	13	18	Metropolitan Transportation Authority
			6.55%, 11/15/2031	30	39
TOTAL BONDS		$431,718	New York City Water & Sewer System
	Principal		5.72%, 06/15/2042	280	369
MUNICIPAL BONDS - 0.84%	Amount (000's) Value (000's)		New York State Dormitory Authority
			5.39%, 03/15/2040	500	623
California - 0.35%
Bay Area Toll Authority			Port Authority of New York & New Jersey
6.26%, 04/01/2049	$325	$457	4.46%, 10/01/2062	500	502
6.91%, 10/01/2050	250	356			$2,199
East Bay Municipal Utility District Water			Ohio- 0.04%
System Revenue			American Municipal Power Inc
5.87%, 06/01/2040	20	26	7.50%, 02/15/2050	30	41
Los Angeles Department of Water			7.83%, 02/15/2041	250	351
6.01%, 07/01/2039	30	38	Ohio State University/The
Los Angeles Unified School District/CA			4.91%, 06/01/2040	50	59
5.76%, 07/01/2029	530	652			$451
Regents of the University of California
Medical Center Pooled Revenue			Texas- 0.06%
6.55%, 05/15/2048	20	27	Dallas Area Rapid Transit
State of California			5.02%, 12/01/2048	30	38
6.65%, 03/01/2022	350	429	State of Texas
7.30%, 10/01/2039	750	1,067	5.52%, 04/01/2039	500	655
7.70%, 11/01/2030	250	309	University of Texas System/The
University of California			5.13%, 08/15/2042	80	99
3.93%, 05/15/2045	200	201			$792
5.77%, 05/15/2043	530	671
		$4,233	State Washington of Washington - 0.00%
Connecticut - 0.04%			5.09%, 08/01/2033	30	36
State of Connecticut
5.85%, 03/15/2032	430	525	TOTAL MUNICIPAL BONDS		$10,711
			U.S. GOVERNMENT & GOVERNMENT	Principal
			AGENCY OBLIGATIONS - 64.79%	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC) -
			7.89%
			2.00%, 03/01/2028	$85	$86

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
2.00%, 08/01/2028	$512	$521	3.50%, 09/01/2029	$27	$28
2.00%, 01/01/2030	102	104	3.50%, 09/01/2030	97	102
2.41%, 10/01/2043(a)	36	37	3.50%, 04/01/2032	107	113
2.50%, 03/01/2027	189	194	3.50%, 05/01/2034	608	642
2.50%, 08/01/2027	134	139	3.50%, 06/01/2035	383	404
2.50%, 04/01/2028(e)	250	256	3.50%, 11/01/2041	65	68
2.50%, 08/01/2028	325	335	3.50%, 01/01/2042	58	60
2.50%, 09/01/2029	816	839	3.50%, 04/01/2042	67	70
2.50%, 12/01/2029	1,024	1,051	3.50%, 06/01/2042	323	338
2.50%, 01/01/2030	1,046	1,074	3.50%, 06/01/2042	66	69
2.50%, 09/01/2030	768	789	3.50%, 07/01/2042	3,295	3,450
2.50%, 01/01/2031	796	817	3.50%, 08/01/2042	54	56
2.50%, 02/01/2031	711	730	3.50%, 10/01/2042	1,739	1,822
2.50%, 03/01/2031(e)	1,225	1,256	3.50%, 01/01/2044	903	945
2.50%, 01/01/2043	193	192	3.50%, 08/01/2044	40	42
2.50%, 07/01/2043	92	92	3.50%, 01/01/2045	1,069	1,118
2.54%, 10/01/2044(a)	624	641	3.50%, 02/01/2045	451	472
2.95%, 11/01/2044(a)	515	534	3.50%, 03/01/2045	745	780
3.00%, 09/01/2021	10	10	3.50%, 06/01/2045	817	855
3.00%, 10/01/2021	585	611	3.50%, 07/01/2045	824	862
3.00%, 12/01/2021	258	269	3.50%, 08/01/2045	446	466
3.00%, 05/01/2027	69	72	3.50%, 09/01/2045	807	845
3.00%, 06/01/2027	199	209	3.50%, 10/01/2045	99	104
3.00%, 03/01/2028(e)	200	209	3.50%, 12/01/2045	1,695	1,774
3.00%, 04/01/2028(e)	100	104	3.50%, 03/01/2046(e)	9,825	10,272
3.00%, 04/01/2029	681	712	3.50%, 04/01/2046(e)	700	731
3.00%, 07/01/2029	130	136	4.00%, 06/01/2018	184	191
3.00%, 09/01/2029	638	667	4.00%, 04/01/2019	1	1
3.00%, 10/01/2029	475	497	4.00%, 07/01/2020	329	343
3.00%, 10/01/2029	903	943	4.00%, 07/01/2024	27	28
3.00%, 11/01/2029	239	250	4.00%, 12/01/2024	397	421
3.00%, 11/01/2029	394	411	4.00%, 08/01/2025	35	37
3.00%, 01/01/2030	347	362	4.00%, 10/01/2025	28	29
3.00%, 03/01/2030	49	52	4.00%, 03/01/2026	8	8
3.00%, 11/01/2030	520	543	4.00%, 12/01/2030	56	61
3.00%, 01/01/2031	199	208	4.00%, 11/01/2033	359	386
3.00%, 02/01/2031	75	78	4.00%, 07/01/2034	247	267
3.00%, 04/01/2033	104	108	4.00%, 07/01/2039	100	108
3.00%, 09/01/2034	589	612	4.00%, 12/01/2040	97	104
3.00%, 10/01/2034	404	419	4.00%, 12/01/2040	118	126
3.00%, 06/01/2035	433	449	4.00%, 12/01/2040	498	532
3.00%, 09/01/2042	2,333	2,392	4.00%, 10/01/2041	129	138
3.00%, 01/01/2043	172	176	4.00%, 12/01/2041	84	90
3.00%, 01/01/2043	166	170	4.00%, 01/01/2042	21	23
3.00%, 04/01/2043(e)	250	255	4.00%, 02/01/2044	455	490
3.00%, 07/01/2043	199	204	4.00%, 03/01/2044	173	185
3.00%, 09/01/2043	261	268	4.00%, 04/01/2044	763	813
3.00%, 10/01/2043	195	200	4.00%, 05/01/2044	340	363
3.00%, 12/01/2044	824	843	4.00%, 07/01/2044	907	968
3.00%, 01/01/2045	41	42	4.00%, 07/01/2044	348	371
3.00%, 01/01/2045	237	242	4.00%, 08/01/2044	21	22
3.00%, 03/01/2045	434	444	4.00%, 09/01/2044	340	363
3.00%, 04/01/2045	288	295	4.00%, 11/01/2044	791	844
3.00%, 04/01/2045	650	665	4.00%, 12/01/2044	809	863
3.00%, 06/01/2045	870	891	4.00%, 12/01/2044	4,080	4,352
3.00%, 08/01/2045	56	57	4.00%, 01/01/2045	1,018	1,086
3.00%, 08/01/2045	1,269	1,300	4.00%, 02/01/2045	40	43
3.00%, 12/01/2045	1,587	1,625	4.00%, 07/01/2045	687	734
3.00%, 01/01/2046	150	153	4.00%, 07/01/2045	527	563
3.00%, 03/01/2046(e)	5,000	5,116	4.00%, 08/01/2045	767	819
3.50%, 01/01/2021	97	102	4.00%, 09/01/2045	541	578
3.50%, 01/01/2021	290	306	4.00%, 10/01/2045	200	213
3.50%, 03/01/2021	604	637	4.00%, 11/01/2045	206	220
3.50%, 03/01/2021	66	70	4.00%, 03/01/2046(e)	1,925	2,051
3.50%, 10/01/2025	53	56	4.50%, 09/01/2018	97	101
3.50%, 11/01/2025	18	19	4.50%, 01/01/2019	331	342
3.50%, 11/01/2025	8	9	4.50%, 05/01/2019	295	305
3.50%, 02/01/2026	57	60	4.50%, 12/01/2019	168	174
3.50%, 06/01/2026	27	29	4.50%, 01/01/2024	18	20
3.50%, 03/01/2028(e)	100	105	4.50%, 08/01/2025	47	51
3.50%, 06/01/2029	654	690	4.50%, 10/01/2030	287	313

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 29, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
4.50%, 05/01/2031	$29	$32	5.50%, 07/01/2038	$256	$286
4.50%, 02/01/2039	33	36	5.50%, 07/01/2038	235	264
4.50%, 04/01/2039	39	42	5.50%, 07/01/2038	343	384
4.50%, 09/01/2039	48	52	5.50%, 07/01/2038	14	16
4.50%, 10/01/2039	732	796	5.50%, 09/01/2038	27	30
4.50%, 10/01/2039	43	48	5.50%, 12/01/2038	535	598
4.50%, 11/01/2039	57	62	5.50%, 12/01/2038	1	2
4.50%, 02/01/2040	47	53	5.50%, 10/01/2039	525	584
4.50%, 02/01/2040	41	44	5.50%, 11/01/2039	146	162
4.50%, 02/01/2040	16	17	5.50%, 01/01/2040	25	28
4.50%, 05/01/2040	10	11	5.50%, 03/01/2040	16	18
4.50%, 05/01/2040	26	29	5.50%, 06/01/2040	37	42
4.50%, 07/01/2040	38	42	5.50%, 06/01/2041	386	432
4.50%, 08/01/2040	52	57	6.00%, 04/01/2023	3	3
4.50%, 08/01/2040	35	38	6.00%, 12/01/2037	32	36
4.50%, 08/01/2040	31	34	6.00%, 04/01/2038	876	996
4.50%, 09/01/2040	45	50	6.00%, 05/01/2038	73	84
4.50%, 02/01/2041	541	589	6.00%, 07/01/2038	44	49
4.50%, 03/01/2041	796	868	6.00%, 10/01/2038	3	3
4.50%, 05/01/2041	39	43	6.00%, 11/01/2038	285	328
4.50%, 06/01/2041	845	922	6.00%, 01/01/2039	99	112
4.50%, 06/01/2041	25	28	6.50%, 06/01/2017	5	5
4.50%, 08/01/2041	8	9	6.50%, 09/01/2039	54	61
4.50%, 08/01/2041	69	76			$100,623
4.50%, 03/01/2042	35	38
4.50%, 10/01/2043	19	20	Federal National Mortgage Association (FNMA) - 12.68%
4.50%, 11/01/2043	670	728	2.00%, 11/01/2028	84	86
4.50%, 12/01/2043	735	797	2.00%, 09/01/2029	759	771
4.50%, 02/01/2044	353	384	2.00%, 01/01/2030	94	95
4.50%, 03/01/2044	1,247	1,354	2.00%, 01/01/2030	45	45
4.50%, 09/01/2044	755	820	2.00%, 05/01/2030	285	287
4.50%, 09/01/2044	99	107	2.50%, 01/01/2028	302	311
4.50%, 03/01/2046(e)	300	325	2.50%, 03/01/2028(e)	425	436
			2.50%, 04/01/2028(e)	275	282
5.00%, 04/01/2021	30	32
5.00%, 06/01/2023	167	184	2.50%, 07/01/2028	286	295
5.00%, 09/01/2023	222	244	2.50%, 07/01/2028	740	762
5.00%, 01/01/2026	18	19	2.50%, 08/01/2028	27	27
5.00%, 03/01/2026	11	12	2.50%, 11/01/2028	991	1,021
5.00%, 07/01/2026	3	4	2.50%, 09/01/2029	647	666
5.00%, 03/01/2028	137	151	2.50%, 11/01/2029	81	84
5.00%, 03/01/2030	8	9	2.50%, 12/01/2029	869	892
5.00%, 08/01/2030	735	813	2.50%, 03/01/2030	666	684
5.00%, 09/01/2033	16	18	2.50%, 03/01/2030	56	58
5.00%, 09/01/2033	414	459	2.50%, 05/01/2030	824	845
5.00%, 08/01/2035	18	20	2.50%, 07/01/2030	180	185
5.00%, 11/01/2035	229	254	2.50%, 08/01/2030	682	700
5.00%, 08/01/2036	30	34	2.50%, 08/01/2030	805	826
5.00%, 11/01/2036	28	31	2.50%, 12/01/2030	842	864
5.00%, 12/01/2036	578	641	2.50%, 01/01/2031	49	51
5.00%, 06/01/2037	19	22	2.50%, 03/01/2031	800	821
5.00%, 12/01/2038	128	140	2.50%, 03/01/2031	100	103
5.00%, 01/01/2039	30	33	2.50%, 07/01/2033	32	32
5.00%, 01/01/2039	29	32	2.50%, 12/01/2042	93	93
5.00%, 08/01/2039	7	8	2.50%, 01/01/2043	186	186
5.00%, 09/01/2039	27	31	2.50%, 02/01/2043	66	66
5.00%, 11/01/2039	690	761	2.50%, 05/01/2043	274	273
5.00%, 01/01/2040	56	63	2.50%, 07/01/2043	195	194
			2.67%, 02/01/2044(a)	403	417
5.00%, 08/01/2040	53	59	2.71%, 01/01/2045(a)	43	44
5.00%, 09/01/2040	16	18
5.00%, 03/01/2041	704	778	3.00%, 11/01/2025	155	162
5.00%, 04/01/2041	98	108	3.00%, 01/01/2026	161	168
5.00%, 09/01/2041	40	44	3.00%, 11/01/2026	118	124
5.00%, 12/01/2041	363	403	3.00%, 02/01/2027	84	88
5.50%, 01/01/2018	10	10	3.00%, 03/01/2027	179	188
5.50%, 06/01/2034	174	193	3.00%, 07/01/2027	101	105
5.50%, 07/01/2036	53	59	3.00%, 10/01/2027	252	263
5.50%, 01/01/2037	106	119	3.00%, 01/01/2029	231	242
5.50%, 09/01/2037	24	27	3.00%, 02/01/2029	176	183
5.50%, 11/01/2037	30	34	3.00%, 03/01/2029	21	22
5.50%, 04/01/2038	13	15	3.00%, 04/01/2029	954	996
			3.00%, 11/01/2029	129	135

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 11/01/2029	$87	$91	3.50%, 10/01/2041	$58	$61
3.00%, 12/01/2029	201	209	3.50%, 12/01/2041	79	82
3.00%, 12/01/2029	439	458	3.50%, 02/01/2042	782	821
3.00%, 01/01/2030	780	814	3.50%, 03/01/2042	181	190
3.00%, 01/01/2030	1,023	1,067	3.50%, 04/01/2042	218	229
3.00%, 01/01/2030	222	232	3.50%, 05/01/2042	152	160
3.00%, 06/01/2030	747	779	3.50%, 06/01/2042	1,043	1,096
3.00%, 09/01/2030	250	261	3.50%, 07/01/2042	192	201
3.00%, 11/01/2030	892	931	3.50%, 08/01/2042	127	134
3.00%, 11/01/2030	48	50	3.50%, 09/01/2042	119	125
3.00%, 12/01/2030	574	599	3.50%, 10/01/2042	172	181
3.00%, 12/01/2030	150	157	3.50%, 06/01/2043	253	265
3.00%, 03/01/2031	500	522	3.50%, 09/01/2043	2,428	2,549
3.00%, 03/01/2031(e)	650	678	3.50%, 11/01/2043	559	587
3.00%, 04/01/2031(e)	100	104	3.50%, 01/01/2044	379	397
3.00%, 01/01/2033	104	109	3.50%, 02/01/2044	36	38
3.00%, 04/01/2033	102	106	3.50%, 10/01/2044	751	788
3.00%, 09/01/2034	855	892	3.50%, 11/01/2044	812	852
3.00%, 11/01/2034	668	698	3.50%, 12/01/2044	1,058	1,109
3.00%, 12/01/2034	323	337	3.50%, 12/01/2044	1,057	1,108
3.00%, 06/01/2035	669	694	3.50%, 02/01/2045	1,065	1,117
3.00%, 04/01/2042	268	275	3.50%, 04/01/2045	763	800
3.00%, 11/01/2042	976	1,003	3.50%, 04/01/2045	837	881
3.00%, 04/01/2043(e)	275	282	3.50%, 08/01/2045	774	811
3.00%, 04/01/2043	272	279	3.50%, 10/01/2045	457	479
3.00%, 04/01/2043	1,009	1,036	3.50%, 10/01/2045	443	464
3.00%, 05/01/2043	79	81	3.50%, 10/01/2045	52	54
3.00%, 05/01/2043	260	267	3.50%, 11/01/2045	892	936
3.00%, 06/01/2043	284	292	3.50%, 03/01/2046(e)	21,525	22,552
3.00%, 07/01/2043	128	132	3.50%, 04/01/2046(e)	1,200	1,255
3.00%, 07/01/2043	248	255	3.51%, 02/01/2041(a)	10	11
3.00%, 08/01/2043	166	171	4.00%, 07/01/2019	351	365
3.00%, 08/01/2043	86	88	4.00%, 05/01/2020	276	288
3.00%, 11/01/2044	825	847	4.00%, 05/01/2020	232	241
3.00%, 01/01/2045	861	883	4.00%, 12/01/2020	86	90
3.00%, 01/01/2045	3,902	4,006	4.00%, 03/01/2022	273	285
3.00%, 04/01/2045	148	152	4.00%, 03/01/2022	51	53
3.00%, 04/01/2045	44	45	4.00%, 09/01/2025	46	49
3.00%, 08/01/2045	872	895	4.00%, 03/01/2026	64	69
3.00%, 12/01/2045	655	673	4.00%, 09/01/2026	52	55
3.00%, 12/01/2045	509	523	4.00%, 04/01/2029	24	26
3.00%, 01/01/2046	349	358	4.00%, 12/01/2030	30	32
3.00%, 02/01/2046	28	29	4.00%, 11/01/2031	37	40
3.00%, 03/01/2046(e)	12,350	12,664	4.00%, 11/01/2033	611	658
3.04%, 12/01/2041(a)	37	39	4.00%, 10/01/2034	419	452
3.16%, 12/01/2040(a)	32	33	4.00%, 03/01/2039	37	39
3.50%, 09/01/2018	2	2	4.00%, 08/01/2039	125	134
3.50%, 10/01/2025	53	56	4.00%, 10/01/2040	87	93
3.50%, 11/01/2025	63	67	4.00%, 12/01/2040	57	61
3.50%, 12/01/2025	309	327	4.00%, 12/01/2040	62	66
3.50%, 01/01/2026	192	203	4.00%, 01/01/2041	31	33
3.50%, 01/01/2026	43	46	4.00%, 01/01/2041	212	227
3.50%, 05/01/2026	272	288	4.00%, 02/01/2041	198	212
3.50%, 08/01/2026	54	57	4.00%, 02/01/2041	81	87
3.50%, 09/01/2026	512	542	4.00%, 02/01/2041	156	166
3.50%, 10/01/2026	681	721	4.00%, 03/01/2041	98	105
3.50%, 10/01/2026	755	799	4.00%, 09/01/2041	81	87
3.50%, 06/01/2027	579	613	4.00%, 12/01/2041	264	283
3.50%, 03/01/2029	351	372	4.00%, 12/01/2041	410	439
3.50%, 11/01/2029	17	18	4.00%, 12/01/2041	135	144
3.50%, 04/01/2030	44	47	4.00%, 05/01/2042	71	76
3.50%, 04/01/2032	54	57	4.00%, 06/01/2042	632	676
3.50%, 07/01/2032	44	46	4.00%, 06/01/2042	291	312
3.50%, 09/01/2032	50	53	4.00%, 12/01/2042	651	696
3.50%, 10/01/2033	27	29	4.00%, 06/01/2043	851	910
3.50%, 05/01/2034	180	190	4.00%, 05/01/2044	354	378
3.50%, 06/01/2034	121	128	4.00%, 08/01/2044	1,018	1,086
3.50%, 07/01/2034	808	854	4.00%, 08/01/2044	60	64
3.50%, 09/01/2034	601	635	4.00%, 09/01/2044	499	533
3.50%, 10/01/2034	200	211	4.00%, 09/01/2044	411	439
3.50%, 03/01/2041	82	87	4.00%, 09/01/2044	101	107

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 10/01/2044	$258	$275	4.50%, 08/01/2044	$32	$35
4.00%, 10/01/2044	211	225	4.50%, 09/01/2044	718	780
4.00%, 11/01/2044	554	591	4.50%, 10/01/2044	881	957
4.00%, 11/01/2044	132	141	4.50%, 11/01/2044	19	21
4.00%, 11/01/2044	79	84	4.50%, 03/01/2046(e)	1,050	1,140
4.00%, 11/01/2044	281	300	5.00%, 04/01/2018	1	1
4.00%, 11/01/2044	336	359	5.00%, 06/01/2018	7	7
4.00%, 11/01/2044	243	260	5.00%, 12/01/2020	57	59
4.00%, 12/01/2044	1,127	1,203	5.00%, 05/01/2023	10	12
4.00%, 12/01/2044	628	671	5.00%, 10/01/2024	49	54
4.00%, 12/01/2044	177	189	5.00%, 09/01/2025	272	284
4.00%, 01/01/2045	25	26	5.00%, 06/01/2028	95	105
4.00%, 01/01/2045	890	950	5.00%, 08/01/2030	686	759
4.00%, 01/01/2045	997	1,065	5.00%, 03/01/2034	25	28
4.00%, 02/01/2045	545	581	5.00%, 04/01/2035	26	29
4.00%, 02/01/2045	674	720	5.00%, 06/01/2035	65	73
4.00%, 03/01/2045	264	282	5.00%, 07/01/2035	70	78
4.00%, 04/01/2045	463	494	5.00%, 08/01/2035	2	2
4.00%, 06/01/2045	125	134	5.00%, 02/01/2037	9	10
4.00%, 08/01/2045	86	92	5.00%, 04/01/2037	3	3
4.00%, 03/01/2046(e)	12,725	13,578	5.00%, 07/01/2037	53	59
4.00%, 04/01/2046(e)	350	373	5.00%, 04/01/2038	1	1
4.50%, 02/01/2018	23	24	5.00%, 02/01/2039	42	47
4.50%, 05/01/2018	90	93	5.00%, 07/01/2039	568	629
4.50%, 11/01/2018	204	211	5.00%, 12/01/2039	38	43
4.50%, 01/01/2020	361	375	5.00%, 12/01/2039	797	884
4.50%, 02/01/2021	195	204	5.00%, 01/01/2040	46	52
4.50%, 05/01/2025	50	54	5.00%, 05/01/2040	65	72
4.50%, 06/01/2029	54	59	5.00%, 06/01/2040	9	11
4.50%, 07/01/2029	12	14	5.00%, 06/01/2040	13	15
4.50%, 08/01/2030	30	33	5.00%, 06/01/2040	61	68
4.50%, 03/01/2031	828	906	5.00%, 04/01/2041	1,109	1,231
4.50%, 01/01/2034	74	81	5.00%, 05/01/2041	70	78
4.50%, 02/01/2039	50	55	5.00%, 08/01/2041	517	572
4.50%, 04/01/2039	39	42	5.00%, 05/01/2042	579	644
4.50%, 04/01/2039	364	397	5.00%, 09/01/2043	265	294
4.50%, 04/01/2039	86	94	5.00%, 03/01/2044	817	904
4.50%, 06/01/2039	5	6	5.00%, 03/01/2044	349	387
4.50%, 06/01/2039	46	50	5.00%, 05/01/2044	336	373
4.50%, 08/01/2039	58	63	5.50%, 01/01/2025	11	12
4.50%, 10/01/2039	39	43	5.50%, 12/01/2027	171	192
4.50%, 12/01/2039	82	90	5.50%, 06/01/2034	8	9
4.50%, 02/01/2040	78	85	5.50%, 04/01/2035	4	5
4.50%, 05/01/2040	61	67	5.50%, 09/01/2035	9	10
4.50%, 09/01/2040	645	702	5.50%, 10/01/2035	13	15
4.50%, 10/01/2040	83	91	5.50%, 04/01/2036	7	8
4.50%, 02/01/2041	77	84	5.50%, 04/01/2036	48	54
4.50%, 03/01/2041	72	78	5.50%, 09/01/2036	72	81
4.50%, 04/01/2041	140	152	5.50%, 12/01/2036	73	82
4.50%, 05/01/2041	715	778	5.50%, 02/01/2037	6	7
4.50%, 07/01/2041	9	10	5.50%, 05/01/2037	50	56
4.50%, 07/01/2041	55	60	5.50%, 06/01/2037	12	13
4.50%, 08/01/2041	694	756	5.50%, 07/01/2037	7	8
4.50%, 09/01/2041	74	81	5.50%, 08/01/2037	5	5
4.50%, 09/01/2041	798	870	5.50%, 05/01/2038	354	399
4.50%, 11/01/2041	58	63	5.50%, 06/01/2038	6	6
4.50%, 11/01/2041	61	66	5.50%, 06/01/2038	10	11
4.50%, 07/01/2042	18	20	5.50%, 06/01/2038	514	578
4.50%, 09/01/2043	674	732	5.50%, 08/01/2038	1	1
4.50%, 11/01/2043	787	857	5.50%, 09/01/2038	735	831
4.50%, 11/01/2043	26	28	5.50%, 09/01/2038	33	37
4.50%, 11/01/2043	393	428	5.50%, 10/01/2038	10	11
4.50%, 12/01/2043	22	24	5.50%, 11/01/2038	499	560
4.50%, 01/01/2044	663	720	5.50%, 12/01/2038	48	54
4.50%, 02/01/2044	145	157	5.50%, 12/01/2038	51	57
4.50%, 03/01/2044	530	577	5.50%, 02/01/2039	144	162
4.50%, 03/01/2044	87	94	5.50%, 04/01/2039	66	74
4.50%, 05/01/2044	742	811	5.50%, 06/01/2039	3	3
4.50%, 05/01/2044	903	987	5.50%, 12/01/2039	45	52
4.50%, 07/01/2044	294	321	5.50%, 03/01/2040	704	789
			5.50%, 04/01/2040	555	623

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 29, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)
5.50%, 07/01/2041	$624	$701	(continued)
			3.50%, 03/20/2027	$21	$23
6.00%, 06/01/2017	21	21	3.50%, 03/20/2041(a)	37	38
6.00%, 09/01/2024	454	517	3.50%, 02/15/2042	101	106
6.00%, 04/01/2026	300	341
6.00%, 07/01/2035	116	134	3.50%, 02/20/2042	218	231
			3.50%, 05/15/2042	172	182
6.00%, 10/01/2036	433	494	3.50%, 05/20/2042	437	462
6.00%, 02/01/2037	356	407
6.00%, 07/01/2037	5	5	3.50%, 06/20/2042	443	469
			3.50%, 07/15/2042	69	73
6.00%, 09/01/2037	86	98	3.50%, 08/15/2042	22	23
6.00%, 11/01/2037	6	7
6.00%, 11/01/2037	2	2	3.50%, 08/20/2042	104	110
			3.50%, 11/20/2042	782	828
6.00%, 02/01/2038	1	2	3.50%, 12/20/2042	776	822
6.00%, 04/01/2038	140	160
6.00%, 05/01/2038	6	7	3.50%, 02/20/2043	768	813
			3.50%, 04/01/2043	1,375	1,449
6.00%, 05/01/2038	6	6	3.50%, 04/15/2043	689	726
6.00%, 08/01/2038	163	185
6.00%, 09/01/2038	2	2	3.50%, 05/20/2043	620	656
			3.50%, 10/20/2043	700	740
6.00%, 10/01/2039	163	186	3.50%, 04/20/2044	886	938
6.00%, 04/01/2040	111	126	3.50%, 08/20/2044(a)	251	261
6.00%, 10/01/2040	149	170	3.50%, 10/20/2044	906	959
6.50%, 12/01/2016	10	10	3.50%, 11/20/2044	887	939
6.50%, 05/01/2018	1	1
6.50%, 07/01/2020	3	3	3.50%, 12/15/2044	924	975
			3.50%, 12/20/2044	954	1,009
6.50%, 06/01/2024	2	3	3.50%, 01/20/2045	961	1,016
6.50%, 12/01/2031	4	5
6.50%, 03/01/2032	7	8	3.50%, 02/15/2045	514	542
			3.50%, 04/20/2045	758	802
6.50%, 10/01/2039	76	89	3.50%, 07/20/2045	248	262
		$161,693	3.50%, 08/20/2045	787	832
Government National Mortgage Association (GNMA) -			3.50%, 09/20/2045	422	446
8.02%			3.50%, 03/01/2046	19,400	20,485
2.50%, 06/20/2027	351	364	4.00%, 05/15/2026	39	41
2.50%, 09/20/2027	37	38	4.00%, 07/20/2026	89	95
2.50%, 01/20/2028	133	138	4.00%, 09/15/2040	41	44
2.50%, 04/20/2028	74	76	4.00%, 09/15/2040	8	9
2.50%, 04/15/2043	290	291	4.00%, 01/15/2041	49	53
2.50%, 07/20/2043	298	301	4.00%, 01/15/2041	42	45
2.50%, 01/20/2044(a)	439	449
			4.00%, 01/20/2041	134	144
3.00%, 02/15/2027	250	262	4.00%, 07/15/2041	85	91
3.00%, 04/15/2027	35	37	4.00%, 07/20/2041	32	34
3.00%, 09/20/2027	69	73	4.00%, 09/15/2041	10	11
3.00%, 08/20/2029	289	304	4.00%, 09/20/2041	30	32
3.00%, 09/20/2029	317	334	4.00%, 10/15/2041	40	43
3.00%, 07/20/2030	247	260	4.00%, 11/20/2041	59	63
3.00%, 11/20/2041(a)	70	72
			4.00%, 12/20/2041	41	44
3.00%, 04/15/2042	496	515	4.00%, 01/20/2042	36	39
3.00%, 09/20/2042	186	193	4.00%, 02/20/2042	45	49
3.00%, 12/20/2042	321	334	4.00%, 03/01/2043	5,300	5,660
3.00%, 03/20/2043	234	243	4.00%, 06/20/2043	15	16
3.00%, 03/20/2043	1,042	1,082	4.00%, 11/20/2043	1,617	1,729
3.00%, 03/20/2043	201	209	4.00%, 02/20/2044	638	682
3.00%, 04/01/2043	550	568	4.00%, 03/15/2044	531	567
3.00%, 05/15/2043	84	87	4.00%, 03/15/2044	65	70
3.00%, 05/15/2043	147	152	4.00%, 03/20/2044	78	84
3.00%, 05/15/2043	120	125	4.00%, 04/20/2044	173	185
3.00%, 06/15/2043	168	175	4.00%, 05/15/2044	675	721
3.00%, 08/20/2043	128	133	4.00%, 05/15/2044	465	496
3.00%, 07/15/2044	213	221	4.00%, 05/20/2044	371	397
3.00%, 12/20/2044	2,098	2,176	4.00%, 07/15/2044	220	235
3.00%, 01/15/2045	514	532	4.00%, 07/20/2044	107	114
3.00%, 01/15/2045	209	217	4.00%, 08/20/2044	801	856
3.00%, 01/20/2045	190	197	4.00%, 09/15/2044	781	835
3.00%, 02/20/2045	209	217	4.00%, 09/20/2044	92	99
3.00%, 05/20/2045	1,307	1,356	4.00%, 10/20/2044	2,697	2,883
3.00%, 06/20/2045	513	532	4.00%, 11/20/2044	552	590
3.00%, 07/15/2045	475	492	4.00%, 12/20/2044	973	1,040
3.00%, 07/20/2045	782	811	4.00%, 01/20/2045	414	443
3.00%, 09/20/2045	647	671	4.00%, 03/15/2045	141	151
3.00%, 12/20/2045	796	826	4.00%, 03/20/2045	562	601
3.00%, 01/20/2046	349	362	4.00%, 08/20/2045	797	853
3.00%, 03/01/2046	7,600	7,871	4.00%, 04/01/2046	400	427
3.50%, 12/20/2026	308	327	4.50%, 06/15/2034	6	6

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 29, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
4.50%, 03/15/2039	$493	$537	5.50%, 09/20/2044	$542	$601
4.50%, 03/20/2039	104	113	6.00%, 07/20/2028	1	1
4.50%, 06/15/2039	81	88	6.00%, 07/15/2032	4	4
4.50%, 06/15/2039	69	75	6.00%, 12/15/2032	4	5
4.50%, 11/15/2039	15	16	6.00%, 11/20/2037	47	54
4.50%, 12/15/2039	128	141	6.00%, 01/15/2039	39	44
4.50%, 03/15/2040	759	826	6.50%, 05/15/2023	1	1
4.50%, 06/15/2040	76	83	6.50%, 05/20/2032	17	20
4.50%, 07/15/2040	5	5	7.00%, 01/15/2028	1	1
4.50%, 07/15/2040	691	752	7.00%, 03/15/2029	7	7
4.50%, 08/15/2040	94	103	7.00%, 07/15/2031	4	5
4.50%, 02/20/2041	68	74	8.00%, 08/20/2029	1	1
4.50%, 02/20/2041	81	89			$102,346
4.50%, 03/20/2041	66	73
4.50%, 05/15/2041	41	45	U.S. Treasury - 36.20%
4.50%, 06/15/2041	25	27	0.50%, 04/30/2017	1,800	1,795
4.50%, 06/20/2041	46	51	0.50%, 07/31/2017	3,000	2,989
4.50%, 07/20/2041	91	99	0.63%, 05/31/2017	3,757	3,751
4.50%, 08/15/2041	19	21	0.63%, 06/30/2017	1,805	1,802
4.50%, 08/20/2041	47	51	0.63%, 07/31/2017	1,800	1,797
4.50%, 09/20/2041	42	46	0.63%, 08/31/2017	2,700	2,694
4.50%, 09/20/2043	29	32	0.63%, 09/30/2017	3,090	3,082
4.50%, 10/20/2043	436	469	0.63%, 11/30/2017	2,375	2,368
4.50%, 11/20/2043	606	652	0.63%, 04/30/2018	5,213	5,191
4.50%, 01/20/2044	711	765	0.75%, 06/30/2017	3,555	3,555
4.50%, 02/20/2044	554	596	0.75%, 10/31/2017	1,970	1,969
4.50%, 05/20/2044	1,406	1,514	0.75%, 12/31/2017	3,100	3,097
4.50%, 07/20/2044	379	408	0.75%, 01/31/2018	1,770	1,769
4.50%, 08/20/2044	124	133	0.75%, 02/28/2018	3,062	3,059
4.50%, 09/20/2044	660	711	0.75%, 03/31/2018	2,634	2,631
4.50%, 10/20/2044	417	449	0.75%, 04/15/2018	2,145	2,142
4.50%, 04/20/2045	561	604	0.75%, 02/15/2019	1,645	1,637
4.50%, 05/15/2045	722	785	0.88%, 04/30/2017	1,700	1,703
4.50%, 05/20/2045	425	457	0.88%, 05/15/2017	3,600	3,606
4.50%, 09/15/2045	510	554	0.88%, 06/15/2017	1,520	1,523
4.50%, 03/01/2046	200	215	0.88%, 07/15/2017	3,000	3,005
5.00%, 05/15/2033	377	421	0.88%, 08/15/2017	2,000	2,003
5.00%, 08/15/2033	80	90	0.88%, 10/15/2017	1,655	1,657
5.00%, 12/15/2036	3	3	0.88%, 11/15/2017	2,265	2,268
5.00%, 04/20/2038	42	47	0.88%, 11/30/2017	1,795	1,798
5.00%, 07/20/2038	373	416	0.88%, 01/15/2018	2,805	2,809
5.00%, 10/15/2038	606	675	0.88%, 01/31/2018	2,749	2,753
5.00%, 02/15/2039	570	629	0.88%, 07/15/2018	1,650	1,652
5.00%, 03/15/2039	2	2	0.88%, 10/15/2018	1,645	1,646
5.00%, 04/20/2039	256	286	0.88%, 07/31/2019	2,270	2,259
5.00%, 06/20/2039	53	59	1.00%, 09/15/2017	4,000	4,014
5.00%, 09/15/2039	119	134	1.00%, 12/15/2017	2,300	2,308
5.00%, 02/15/2040	8	9	1.00%, 12/31/2017	2,400	2,409
5.00%, 05/20/2040	43	48	1.00%, 02/15/2018	3,095	3,107
5.00%, 06/20/2040	55	61	1.00%, 03/15/2018	2,140	2,148
5.00%, 12/15/2040	334	374	1.00%, 05/15/2018	2,205	2,213
5.00%, 05/20/2041	71	78	1.00%, 05/31/2018	2,388	2,397
5.00%, 10/15/2041	277	308	1.00%, 08/15/2018	2,155	2,163
5.00%, 05/20/2044	1,044	1,137	1.00%, 09/15/2018	3,151	3,163
5.00%, 06/20/2044	625	686	1.00%, 08/31/2019	1,545	1,543
5.00%, 07/20/2044	252	275	1.00%, 09/30/2019	173	173
5.00%, 08/20/2044	107	117	1.00%, 11/30/2019	1,450	1,445
5.50%, 05/20/2032	2	2	1.13%, 06/15/2018	2,170	2,185
5.50%, 07/15/2034	23	26	1.13%, 01/15/2019	1,630	1,640
5.50%, 02/15/2035	58	66	1.13%, 12/31/2019	380	380
5.50%, 03/15/2038	294	330	1.13%, 03/31/2020	1,600	1,598
5.50%, 06/15/2038	153	172	1.13%, 04/30/2020	3,005	3,001
5.50%, 10/20/2038	54	60	1.13%, 02/28/2021	2,700	2,686
5.50%, 01/15/2039	33	37	1.25%, 10/31/2018	2,990	3,020
5.50%, 02/15/2039	307	345	1.25%, 11/15/2018	1,655	1,671
5.50%, 06/15/2040	783	881	1.25%, 11/30/2018	2,430	2,455
5.50%, 07/20/2040	33	37	1.25%, 12/15/2018	1,650	1,666
5.50%, 04/20/2044	43	48	1.25%, 01/31/2019	2,319	2,342
5.50%, 07/20/2044	404	450	1.25%, 10/31/2019	796	801
5.50%, 08/20/2044	196	217	1.25%, 01/31/2020	1,750	1,758
			1.25%, 02/29/2020	1,255	1,260

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)			U.S. Treasury (continued)
1.38%, 06/30/2018	$2,660	$2,694	2.13%, 09/30/2021	$1,140	$1,186
1.38%, 07/31/2018	2,405	2,437	2.13%, 12/31/2021	1,975	2,054
1.38%, 09/30/2018	4,091	4,147	2.13%, 06/30/2022	2,320	2,411
1.38%, 11/30/2018	299	303	2.13%, 12/31/2022	1,990	2,070
1.38%, 12/31/2018	1,705	1,728	2.13%, 05/15/2025	5,145	5,316
1.38%, 02/28/2019	291	295	2.25%, 11/30/2017	3,000	3,075
1.38%, 01/31/2020	300	303	2.25%, 03/31/2021	1,360	1,424
1.38%, 02/29/2020	2,900	2,926	2.25%, 04/30/2021	2,150	2,252
1.38%, 03/31/2020	2,010	2,027	2.25%, 07/31/2021	2,030	2,126
1.38%, 04/30/2020	2,005	2,022	2.25%, 11/15/2024	4,920	5,141
1.38%, 05/31/2020	1,966	1,982	2.25%, 11/15/2025	5,320	5,557
1.38%, 08/31/2020	2,500	2,520	2.38%, 07/31/2017	1,260	1,289
1.38%, 09/30/2020	3,000	3,021	2.38%, 05/31/2018	67	69
1.38%, 10/31/2020	2,370	2,386	2.38%, 06/30/2018	125	130
1.38%, 01/31/2021	2,090	2,104	2.38%, 12/31/2020	770	810
1.50%, 08/31/2018	3,333	3,388	2.38%, 08/15/2024	2,360	2,491
1.50%, 12/31/2018	3,100	3,152	2.50%, 06/30/2017	1,625	1,662
1.50%, 01/31/2019	1,190	1,210	2.50%, 08/15/2023	3,990	4,260
1.50%, 02/28/2019	2,200	2,237	2.50%, 05/15/2024	2,190	2,334
1.50%, 03/31/2019	750	762	2.50%, 02/15/2045	3,000	2,923
1.50%, 05/31/2019	4,170	4,239	2.50%, 02/15/2046	900	878
1.50%, 10/31/2019	3,165	3,214	2.63%, 01/31/2018	1,240	1,283
1.50%, 11/30/2019	2,110	2,142	2.63%, 04/30/2018	1,000	1,039
1.50%, 05/31/2020	2,590	2,624	2.63%, 08/15/2020	2,400	2,546
1.50%, 01/31/2022	1,810	1,818	2.63%, 11/15/2020	4,770	5,068
1.50%, 02/28/2023	1,915	1,913	2.75%, 12/31/2017	1,500	1,553
1.63%, 03/31/2019	2,616	2,670	2.75%, 02/28/2018	575	597
1.63%, 04/30/2019	3,000	3,062	2.75%, 02/15/2019	3,390	3,571
1.63%, 06/30/2019	3,500	3,572	2.75%, 02/15/2024	2,420	2,627
1.63%, 07/31/2019	2,000	2,041	2.75%, 08/15/2042	1,284	1,330
1.63%, 08/31/2019	2,155	2,199	2.75%, 11/15/2042	3,640	3,765
1.63%, 12/31/2019	2,380	2,426	2.88%, 03/31/2018	460	480
1.63%, 06/30/2020	2,435	2,479	2.88%, 05/15/2043	2,935	3,105
1.63%, 07/31/2020	2,950	3,004	2.88%, 08/15/2045	2,750	2,895
1.63%, 11/30/2020	3,770	3,842	3.00%, 05/15/2042	400	436
1.63%, 08/15/2022	2,013	2,034	3.00%, 11/15/2044	2,850	3,078
1.63%, 11/15/2022	3,300	3,328	3.00%, 05/15/2045	2,960	3,194
1.63%, 02/15/2026	1,375	1,361	3.00%, 11/15/2045	3,625	3,916
1.75%, 10/31/2018	392	401	3.13%, 05/15/2019	2,500	2,670
1.75%, 09/30/2019	2,780	2,848	3.13%, 05/15/2021	3,000	3,272
1.75%, 10/31/2020	1,130	1,156	3.13%, 11/15/2041	388	434
1.75%, 12/31/2020	4,570	4,680	3.13%, 02/15/2042	300	335
1.75%, 02/28/2022	2,710	2,759	3.13%, 02/15/2043	3,170	3,523
1.75%, 03/31/2022	530	539	3.13%, 08/15/2044	2,630	2,915
1.75%, 05/15/2022	2,350	2,391	3.38%, 11/15/2019	2,115	2,292
1.75%, 09/30/2022	1,995	2,026	3.38%, 05/15/2044	3,165	3,681
1.75%, 01/31/2023	1,975	2,005	3.50%, 02/15/2018	840	884
1.75%, 05/15/2023	3,500	3,552	3.50%, 05/15/2020	1,715	1,877
1.88%, 08/31/2017	1,860	1,890	3.50%, 02/15/2039	1,060	1,266
1.88%, 09/30/2017	763	775	3.63%, 08/15/2019	720	783
1.88%, 10/31/2017	2,470	2,514	3.63%, 02/15/2020	1,198	1,313
1.88%, 06/30/2020	2,000	2,058	3.63%, 02/15/2021	3,100	3,449
1.88%, 11/30/2021	2,540	2,607	3.63%, 08/15/2043	1,970	2,403
1.88%, 08/31/2022	2,005	2,053	3.63%, 02/15/2044	2,700	3,289
1.88%, 10/31/2022	1,985	2,032	3.75%, 11/15/2018	2,440	2,629
2.00%, 07/31/2020	75	78	3.75%, 08/15/2041	800	991
2.00%, 09/30/2020	1,670	1,728	3.75%, 11/15/2043	2,500	3,119
2.00%, 11/30/2020	1,845	1,908	3.88%, 08/15/2040	215	270
2.00%, 02/28/2021	1,275	1,320	4.00%, 08/15/2018	1,120	1,208
2.00%, 05/31/2021	3,895	4,030	4.25%, 11/15/2017	1,166	1,234
2.00%, 10/31/2021	950	982	4.25%, 05/15/2039	1,320	1,754
2.00%, 11/15/2021	2,000	2,068	4.25%, 11/15/2040	713	948
2.00%, 07/31/2022	3,000	3,095	4.38%, 02/15/2038	350	475
2.00%, 11/30/2022	2,000	2,063	4.38%, 11/15/2039	500	676
2.00%, 02/15/2023	3,471	3,583	4.38%, 05/15/2040	1,359	1,838
2.00%, 02/15/2025	8,475	8,671	4.38%, 05/15/2041	1,773	2,406
2.00%, 08/15/2025	5,420	5,540	4.50%, 05/15/2017	1,000	1,045
2.13%, 08/31/2020	2,260	2,349	4.50%, 02/15/2036	1,345	1,850
2.13%, 01/31/2021	1,850	1,926	4.50%, 08/15/2039	100	137
2.13%, 06/30/2021	2,000	2,081	4.63%, 02/15/2040	1,530	2,140
2.13%, 08/15/2021	3,250	3,380	4.75%, 08/15/2017	900	952

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 29, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)
4.75%, 02/15/2037	$430	$611
4.75%, 02/15/2041	1,259	1,798
5.00%, 05/15/2037	260	382
5.25%, 11/15/2028	1,000	1,370
5.25%, 02/15/2029	500	687
5.50%, 08/15/2028	1,506	2,099
6.00%, 02/15/2026	750	1,040
6.13%, 11/15/2027	765	1,106
6.25%, 08/15/2023	370	493
6.25%, 05/15/2030	1,910	2,913
6.38%, 08/15/2027	275	403
6.75%, 08/15/2026	500	736
8.13%, 05/15/2021	150	201
8.75%, 05/15/2017	1,600	1,754
		$461,848
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$826,510
Total Investments		$1,384,459
Liabilities in Excess of Other Assets, Net - (8.52)%		$(108,651)
TOTAL NET ASSETS - 100.00%		$1,275,808

(a)	Variable Rate. Rate shown is in effect at February 29, 2016.
(b)	Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,976 or 0.31% of net assets.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)

Sector	Percent
Government	42.09%
Mortgage Securities	30.46%
Exchange Traded Funds	9.05%
Financial	8.30%
Consumer, Non-cyclical	4.30%
Communications	2.73%
Energy	2.59%
Industrial	2.09%
Utilities	1.73%
Consumer, Cyclical	1.50%
Technology	1.42%
Basic Materials	0.88%
Asset Backed Securities	0.54%
General Obligation Unlimited	0.44%
Revenue Bonds	0.40%
Insured	0.00%
Investments Sold Short	(0.03)%
Liabilities in Excess of Other Assets, Net	(8.49)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

		Schedule of Investments
		Bond Market Index Fund
		February 29, 2016 (unaudited)

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.03)%	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -
(0.01)%
5.00%, 04/01/2043	$200	$220

Federal National Mortgage Association (FNMA) - (0.02)%
5.00%, 03/01/2046	200	221

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		441
OBLIGATIONS (proceeds $440)
TOTAL SHORT SALES (proceeds $440)		$441

See accompanying notes.

Schedule of Investments
Credit Opportunities Explorer Fund
February 29, 2016 (unaudited)

INVESTMENT COMPANIES - 7.25%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 7.25%
BlackRock Liquidity Funds FedFund Portfolio	1,286,866	$1,287	Distribution & Wholesale - 0.23%
			American Builders & Contractors Supply Co
TOTAL INVESTMENT COMPANIES		$1,287	Inc
			5.75%, 12/15/2023(a)	$40	$41
	Principal
BONDS- 89.47%	Amount (000's) Value (000's)
			Diversified Financial Services - 0.26%
Aerospace & Defense - 1.43%			Credit Acceptance Corp
BAE Systems Holdings Inc			7.38%, 03/15/2023(a)	50	47
2.85%, 12/15/2020(a)	$250	$253

Agriculture - 2.84%			Electronics - 2.72%
Bunge Ltd FinanceCorp			Keysight Technologies Inc
3.50%, 11/24/2020	500	504	4.55%, 10/30/2024	500	482

Automobile Manufacturers - 0.08%			Entertainment - 1.00%
Navistar International Corp			CCM Merger Inc
			9.13%, 05/01/2019(a)	75	76
8.25%, 11/01/2021	25	15	Eldorado Resorts Inc
			7.00%, 08/01/2023	50	50
Banks- 20.93%			WMG Acquisition Corp
Barclays PLC			6.75%, 04/15/2022(a)	55	52
4.38%, 01/12/2026	400	386			$178
BPCE SA
4.63%, 07/11/2024(a)	250	236	Food- 2.72%
Citigroup Inc			BI-LO LLC / BI-LO Finance Corp
5.95%, 12/29/2049(b),(c)	400	376	9.25%, 02/15/2019(a)	50	44
			Kraft Heinz Foods Co
First Horizon National Corp			4.88%, 02/15/2025(a)	400	438
3.50%, 12/15/2020	150	149
Goldman Sachs Group Inc/The					$482
2.40%, 02/25/2021(b)	250	252	Healthcare - Products - 0.24%
5.38%, 12/29/2049(b),(c)	300	286	Universal Hospital Services Inc
Intesa Sanpaolo SpA			7.63%, 08/15/2020	50	43
5.71%, 01/15/2026(a)	300	286
JPMorgan Chase & Co
0.00%, 03/01/2021(b),(d),(e)	150	151	Healthcare - Services - 0.15%
1.82%, 10/29/2020(b)	250	251	Centene Escrow Corp
5.00%, 12/29/2049(b),(c)	70	65	5.63%, 02/15/2021(a)	10	10
Popular Inc			6.13%, 02/15/2024(a)	15	16
7.00%, 07/01/2019	50	48			$26
Santander UK Group Holdings PLC
3.13%, 01/08/2021	300	298	Home Builders - 0.25%
4.75%, 09/15/2025(a)	300	283	WCI Communities Inc
Toronto-Dominion Bank/The			6.88%, 08/15/2021	45	45
1.43%, 12/14/2020(b)	250	250
Wells Fargo & Co			Insurance - 8.83%
0.00%, 03/04/2021(b),(d),(e)	150	150	American International Group Inc
1.46%, 12/07/2020(b)	250	247	3.30%, 03/01/2021	400	404
		$3,714	MetLife Inc
			10.75%, 08/01/2069	500	739
Commercial Mortgage Backed Securities - 5.98%			Prudential Financial Inc
CD 2007-CD4 Commercial Mortgage Trust			5.38%, 05/15/2045(b)	400	377
5.37%, 12/11/2049	200	203	Voya Financial Inc
COMM 2013-CCRE6 Mortgage Trust			5.65%, 05/15/2053(b)	50	47
4.17%, 03/10/2046(a),(b)	100	86
Commercial Mortgage Pass Through					$1,567
Certificates			Media- 6.37%
4.77%, 10/15/2045(a),(b)	200	194	CCO Safari II LLC
JP Morgan Chase Commercial Mortgage			6.83%, 10/23/2055(a)	500	508
Securities Trust 2007-C1			DISH DBS Corp
6.00%, 02/15/2051(b)	200	206	6.75%, 06/01/2021	70	71
JPMBB Commercial Mortgage Securities			Time Warner Inc
Trust 2014-C24			3.88%, 01/15/2026	500	505
1.08%, 11/15/2047(b)	2,708	158	WideOpenWest Finance LLC /
4.43%, 11/15/2047(b)	225	214	WideOpenWest Capital Corp
		$1,061	10.25%, 07/15/2019	50	46
					$1,130
Computers - 5.41%
Hewlett Packard Enterprise Co			Metal Fabrication & Hardware - 0.17%
6.35%, 10/15/2045(a)	800	682	Wise Metals Intermediate Holdings LLC/Wise
Seagate HDD Cayman			Holdings Finance Corp
4.88%, 06/01/2027(a)	400	278	9.75%, PIK 10.50%, 06/15/2019 (a),(f)	95	31
		$960

See accompanying notes.

     Schedule of Investments Credit Opportunities Explorer Fund February 29, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value(000	's)

Miscellaneous Manufacturers - 4.16%			Transportation (continued)
General Electric Co			Navios Maritime Acquisition Corp / Navios
1.51%, 03/15/2023(b)	$750	$738	Acquisition Finance US Inc
			8.13%, 11/15/2021(a)	$120		$84
						$200
Mortgage Backed Securities - 1.62%
Fannie Mae REMICS			TOTAL BONDS			$15,879
5.61%, 02/25/2046(b)	199	50	SENIOR FLOATING RATE INTERESTS -	Principal
Ginnie Mae			0.68%	Amount (000's)	Value(000	's)
5.17%, 02/20/2045(b)	213	44	Forest Products & Paper - 0.62%
5.17%, 02/20/2045(b)	232	50	Caraustar Industries Inc, Term Loan B
5.67%, 07/16/2043(b)	229	44	8.00%, 05/01/2019(b)	$98		$93
5.72%, 09/20/2041(b)	227	51	NewPage Corp, Term Loan B
6.17%, 04/16/2040(b)	207	49	9.50%, 02/05/2021(b)	74		18
		$288				$111

Oil & Gas - 3.19%			REITS- 0.06%
ConocoPhillips Co			iStar Inc, Term Loan A2
1.52%, 05/15/2022(b)	300	280	7.00%, 03/19/2017(b)	10		10
EP Energy LLC / Everest Acquisition Finance
Inc			TOTAL SENIOR FLOATING RATE INTERESTS			$121
7.75%, 09/01/2022	40	11	U.S. GOVERNMENT & GOVERNMENT	Principal
9.38%, 05/01/2020	70	20	AGENCY OBLIGATIONS - 2.99%	Amount (000's)	Value(000	's)
Exxon Mobil Corp
4.11%, 03/01/2046(d),(g)	250	250	U.S. Treasury - 2.99%
Halcon Resources Corp			1.38%, 01/31/2021	$350		$352
9.75%, 07/15/2020	55	6	1.75%, 01/31/2023	175		178
		$567				$530
			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Pharmaceuticals - 6.20%			OBLIGATIONS			$530
Baxalta Inc
5.25%, 06/23/2045(a)	300	287	Total Investments			$17,817
Forest Laboratories LLC			Liabilities in Excess of Other Assets, Net - (0.39)%			$(70)
4.88%, 02/15/2021(a)	700	764	TOTAL NET ASSETS - 100.00%			$17,747
JLL/Delta Dutch Pledgeco BV
8.75%, PIK 9.50%, 05/01/2020(a),(f)	55	49
			(a)		Security exempt from registration under Rule 144A of the Securities Act of
		$1,100	1933. These securities may be resold in transactions exempt from
Pipelines - 4.21%			registration, normally to qualified institutional buyers. At the end of the
EnLink Midstream Partners LP			period, the value of these securities totaled $5,134 or 28.93% of net assets.
5.05%, 04/01/2045	400	238	(b)	Variable Rate. Rate shown is in effect at February 29, 2016.
Magellan Midstream Partners LP			(c)		Perpetual security. Perpetual securities pay an indefinite stream of
5.00%, 03/01/2026	100	102	interest, but they may be called by the issuer at an earlier date.
Williams Partners LP			(d)	Security purchased on a when-issued basis.
3.35%, 08/15/2022	550	407	(e) Non-Income Producing Security
		$747	(f)		Payment in kind; the issuer has the option of paying additional securities
			in lieu of cash.
REITS- 1.13%			(g)		Fair value of these investments is determined in good faith by the Manager
American Tower Corp			under procedures established and periodically reviewed by the Board of
3.30%, 02/15/2021	200	200	Directors. At the end of the period, the fair value of these securities totaled
			$250 or 1.41% of net assets.
Retail - 2.89%
BMC Stock Holdings Inc
9.00%, 09/15/2018(a)	45	45
			Portfolio Summary (unaudited)
Landry's Holdings II Inc
10.25%, 01/01/2018 (a)	120	116	Sector			Percent
			Financial			31.21%
McDonald's Corp			Consumer, Non-cyclical			12.14%
4.60%, 05/26/2045	350	352	Communications			11.08%
		$513	Industrial			9.60%
Software - 0.63%			Mortgage Securities			7.60%
Activision Blizzard Inc			Energy			7.41%
6.13%, 09/15/2023(a)	105	112	Exchange Traded Funds			7.25%
			Technology			6.04%
			Consumer, Cyclical			4.45%
Telecommunications - 4.70%			Government			2.98%
AT&T Inc			Basic Materials			0.63%
3.60%, 02/17/2023	300	305	Liabilities in Excess of Other Assets, Net			(0.39)%
Verizon Communications Inc
4.67%, 03/15/2055	600	530	TOTAL NET ASSETS			100.00%
		$835

Transportation - 1.13%
Eletson Holdings Inc
9.63%, 01/15/2022(a)	145	116

See accompanying notes.

Schedule of Investments
Credit Opportunities Explorer Fund
February 29, 2016 (unaudited)

Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/				Upfront	Unrealized
		Receive		Expiration		Premiums	Appreciation/
	Reference Entity	Fixed Rate		Date	Notional Amount	Paid/(Received)	(Depreciation)			Fair Value
	CDX.NA.HY.25		(5.00)%	12/20/2020	$900	$2	$6		$		8
	CDX.NA.HY.25		(5.00)%	12/20/2020	200	6	(4)				2
Total						$8	$2		$		10

Amounts in thousands

Futures Contracts

									Unrealized
Type		Long/Short	Contracts		Notional Value		Fair Value		Appreciation/(Depreciation)
Euro Bund 10 Year Bund; June 2016		Long		3	$533	$	535	$			2
Euro-Bobl 5 Year; June 2016		Long		7	999		1,002				3
UK 10 Year Gilt; June 2016		Long		5	847		848				1
US 10 Year Note; June 2016		Short		50	6,506		6,526				(20)
US 2 Year Note; June 2016		Short		2	438		437				1
US 5 Year Note; June 2016		Long		4	484		484				—
US Long Bond; June 2016		Long		10	1,653		1,645				(8)
US Ultra Bond; June 2016		Short		10	1,738		1,731				7
Total							$				(14)

Amounts in thousands except contracts

Total Return Swaps

				Pay/Receive	Financing	Expiration				Fair Value
Counterparty (Issuer)	Reference Entity		Shares	Positive Return	Rate	Date	Notional Amount			Asset	Liability
Barclays Bank PLC	Price return based on Principal Global		N/A	Receive	0.80%	03/11/2016	$100			$1	$—
Dynamic VIX Alpha Excess Return Strategy
Barclays Bank PLC	Price return based on S&P 500 Dynamic VIX		N/A	Receive	1.40%	03/11/2016	100			—	(1)
	Futures Excess Return Index
Total										$1	$(1)

Amounts in thousands except contracts

See accompanying notes.

     Schedule of Investments Diversified Real Asset Fund February 29, 2016 (unaudited)

COMMON STOCKS - 46.72%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Agriculture - 0.21%			Energy - Alternate Sources - 0.14%
Archer-Daniels-Midland Co	106,541	$3,724	China Longyuan Power Group Corp Ltd	3,349,000	$1,832
Bunge Ltd	80,949	4,025	Ence Energia y Celulosa SA	985,616	3,063
		$7,749			$4,895

Automobile Manufacturers - 0.05%			Engineering & Construction - 1.00%
Mahindra & Mahindra Ltd	105,006	1,880	Aena SA (a),(d)	66,770	7,562
			Aeroports de Paris	10,012	1,175
			Beijing Capital International Airport Co Ltd	749,077	651
Building Materials - 0.30%			Ferrovial SA	137,922	2,657
Boise Cascade Co (a)	84,404	1,413
Builders FirstSource Inc (a)	100,798	800	Flughafen Zuerich AG	10,762	8,538
Louisiana-Pacific Corp (a)	272,326	4,327	Fraport AG Frankfurt Airport Services	37,324	2,154
			Worldwide
Norbord Inc	262,097	4,308	Grupo Aeroportuario del Centro Norte SAB de	265,851	1,262
		$10,848	CV (a)
Chemicals - 1.35%			Hopewell Highway Infrastructure Ltd	3,982,000	1,867
Agrium Inc	26,484	2,281	Japan Airport Terminal Co Ltd	30,100	1,058
CF Industries Holdings Inc	176,440	6,433	LendLease Group	242,098	2,244
Givaudan SA	2,547	4,756	SBA Communications Corp (a)	52,787	5,009
Koninklijke DSM NV	54,966	2,704	Vinci SA	29,386	2,030
Mosaic Co/The	185,385	4,940			$36,207
Nihon Nohyaku Co Ltd	62,900	344	Food - 1.76%
Novozymes A/S	40,062	1,717	Ajinomoto Co Inc	119,000	2,916
OCI NV (a)	51,391	933	Almarai Co - Warrants (a),(b),(c),(d)	68,670	1,246
Potash Corp of Saskatchewan Inc	65,638	1,112	Aryzta AG (a)	63,623	3,024
Potash Corp of Saskatchewan Inc	152,477	2,583	BRF SA	207,800	2,654
Symrise AG	33,716	2,150	Cal-Maine Foods Inc	57,351	3,061
Syngenta AG	29,669	11,882	China Mengniu Dairy Co Ltd	1,602,000	2,302
Tessenderlo Chemie NV (a)	130,885	4,403
			Chr Hansen Holding A/S	36,869	2,275
Yara International ASA	70,055	2,715	ConAgra Foods Inc	119,155	5,012
		$48,953	Emmi AG (a)	4,064	1,953
Commercial Services - 1.67%			Fuji Oil Holdings Inc	195,700	3,316
Abertis Infraestructuras SA	671,707	10,066	Hain Celestial Group Inc/The (a)	56,134	2,075
Atlantia SpA	373,057	9,210	Hormel Foods Corp	135,044	5,741
Cengage Learning Holdings II Inc (a)	11,792	221	Iwatsuka Confectionery Co Ltd (b)	24,000	1,157
COSCO Pacific Ltd	2,702,000	2,825	Kato Sangyo Co Ltd	59,200	1,416
Hamburger Hafen und Logistik AG	168,447	2,319	McCormick & Co Inc/MD	40,386	3,766
Hutchison Port Holdings Trust	13,645,252	6,412	NH Foods Ltd	77,000	1,620
Macquarie Atlas Roads Group	451,935	1,518	Salmar ASA	98,159	2,024
Multi-Color Corp	38,767	1,887	Sao Martinho SA	86,400	1,052
OHL Mexico SAB de CV (a)	2,028,200	2,366	Saputo Inc	131,586	3,832
Transurban Group	2,920,035	23,608	Sysco Corp	138,230	6,100
		$60,432	Tingyi Cayman Islands Holding Corp	1,060,000	998
			Tyson Foods Inc	95,592	6,190
Consumer Products - 0.13%					$63,730
Kimberly-Clark Corp	35,745	4,658
			Forest Products & Paper - 3.22%
			Acadian Timber Corp (b)	137,147	1,955
Cosmetics & Personal Care - 0.36%			BillerudKorsnas AB	108,841	1,712
Svenska Cellulosa AB SCA	320,749	9,562	Canfor Corp (a)	710,494	7,352
Unicharm Corp	162,500	3,533	Clearwater Paper Corp (a)	48,282	1,964
		$13,095	Deltic Timber Corp	157,471	8,916
Electric - 2.10%			DS Smith PLC	436,694	2,351
American Electric Power Co Inc	35,700	2,204	Empresas CMPC SA	3,226,931	7,399
Dominion Resources Inc/VA	49,700	3,475	Fibria Celulose SA ADR	472,692	5,115
Duke Energy Corp	123,000	9,136	Holmen AB	167,242	4,894
			Interfor Corp (a)	584,677	4,719
Edison International	135,755	9,253
Electricite de France SA	121,134	1,276	International Paper Co	80,179	2,863
Enel Green Power SpA	1,201,748	2,328	Klabin SA	1,922,300	10,292
Enel Green Power SpA - Rights (a),(b),(c)	1,201,748	—	Metsa Board OYJ	266,534	1,613
Enel SpA	539,178	2,155	Mondi PLC	459,223	8,193
Eversource Energy	169,655	9,212	Nine Dragons Paper Holdings Ltd	3,172,000	2,114
			Pope Resources a Delaware LP (b)	70,006	3,708
Huadian Fuxin Energy Corp Ltd	9,042,000	1,625
Hydro One Ltd (d)	62,553	1,069	Portucel SA	283,917	950
Infraestructura Energetica Nova SAB de CV	304,521	1,193	Smurfit Kappa Group PLC	177,044	4,084
ITC Holdings Corp	56,800	2,308	Smurfit Kappa Group PLC	27,633	638
NextEra Energy Inc	72,900	8,225	Stora Enso OYJ	638,099	5,254
PG&E Corp	317,652	18,021	Sumitomo Forestry Co Ltd	250,200	2,793
Red Electrica Corp SA	55,624	4,399	Suzano Papel e Celulose SA	1,471,700	6,029
		$75,879	TFS Corp Ltd	2,542,900	3,018
			UPM-Kymmene OYJ	224,924	3,805
Electronics - 0.12%			West Fraser Timber Co Ltd	310,272	9,593
Trimble Navigation Ltd (a)	189,608	4,410	Western Forest Products Inc	3,309,915	5,137
					$116,461

See accompanying notes.

     Schedule of Investments Diversified Real Asset Fund February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Gas - 2.31%			Pipelines - 15.80%
Atmos Energy Corp	16,400	$1,138	APA Group	579,197	$3,591
CenterPoint Energy Inc	130,714	2,435	Buckeye Partners LP	627,580	40,391
China Gas Holdings Ltd	2,263,234	3,014	Columbia Pipeline Group Inc	362,391	6,577
Enagas SA	83,570	2,346	Columbia Pipeline Partners LP (b)	453,781	8,027
ENN Energy Holdings Ltd	803,251	3,669	Enbridge Energy Management LLC	200,629	3,348
Hong Kong & China Gas Co Ltd	2,334,036	4,102	Enbridge Energy Partners LP	541,529	8,978
National Grid PLC	1,386,115	18,513	Enbridge Inc	562,109	19,855
NiSource Inc	378,717	8,135	Energy Transfer Equity LP	2,330,314	16,312
ONE Gas Inc	55,143	3,197	Energy Transfer Partners LP	476,322	12,703
Sempra Energy	175,311	16,919	Enterprise Products Partners LP	2,016,536	47,126
Snam SpA	1,974,384	10,640	EQT Midstream Partners LP	386,634	27,695
Southwest Gas Corp	59,474	3,628	Genesis Energy LP	322,983	8,272
Western Gas Equity Partners LP	190,504	5,620	Inter Pipeline Ltd	113,220	2,077
		$83,356	Kinder Morgan Inc/DE	797,500	14,427
			Koninklijke Vopak NV	106,840	4,863
Healthcare - Services - 0.01%			Magellan Midstream Partners LP	781,742	52,830
Millennium Health LLC (a)	33,861	435
			MPLX LP	1,168,766	30,318
			ONEOK Inc	331,441	7,955
Holding Companies - Diversified - 0.35%			ONEOK Partners LP	560,503	16,473
China Merchants Holdings International Co	3,338,976	9,250	Pembina Pipeline Corp	205,872	5,124
Ltd			Phillips 66 Partners LP (b)	330,874	19,942
Empresas COPEC SA	382,961	3,229	Plains All American Pipeline LP	1,841,099	39,436
		$12,479	SemGroup Corp	29,494	560
			Shell Midstream Partners LP	445,008	15,820
Home Builders - 0.27%			Spectra Energy Corp	261,262	7,629
DR Horton Inc	78,118	2,087	Spectra Energy Partners LP (b)	564,515	26,143
Lennar Corp - A Shares	70,326	2,950	Sunoco Logistics Partners LP	1,431,808	35,280
PulteGroup Inc	130,051	2,236	Tesoro Logistics LP (b)	583,913	24,361
Toll Brothers Inc (a)	88,538	2,430	TransCanada Corp	455,798	16,726
		$9,703	Veresen Inc	1,001,274	5,883
			Western Gas Partners LP (b)	655,894	25,718
Home Furnishings - 0.10%
Rational AG	7,150	3,547	Williams Cos Inc/The	1,060,715	16,962
					$571,402

Machinery - Diversified - 1.03%			Real Estate - 1.70%
AGCO Corp	182,327	9,023	ADO Properties SA (a),(d)	105,981	3,174
ANDRITZ AG	54,607	2,604	Aeon Mall Co Ltd	420,400	5,959
Deere & Co	139,218	11,162	CapitaLand Ltd	2,827,000	5,987
Kubota Corp	556,800	7,128	Deutsche Wohnen AG	265,229	7,002
Middleby Corp/The (a)	49,316	4,567	Fabege AB	393,985	6,094
Valmet OYJ	257,803	2,676	Mitsubishi Estate Co Ltd	338,000	6,279
		$37,160	Mitsui Fudosan Co Ltd	436,000	10,131
			New World Development Co Ltd	5,174,000	4,336
Metal Fabrication & Hardware - 0.03%			Nomura Real Estate Holdings Inc	117,700	2,107
Valmont Industries Inc	11,049	1,249	Sun Hung Kai Properties Ltd	589,750	6,611
			UNITE Group PLC/The	461,813	3,913
Oil & Gas - 0.81%					$61,593
Antero Midstream Partners LP	436,102	9,690	REITS - 9.12%
Cheniere Energy Inc (a)	84,000	3,003	Agree Realty Corp	74,897	2,775
EQT GP Holdings LP	127,393	3,041	Alexandria Real Estate Equities Inc	74,690	5,912
Valero Energy Partners LP (b)	294,202	13,704	American Tower Corp	237,668	21,913
		$29,438	Apartment Investment & Management Co	118,816	4,350
Oil & Gas Services - 0.37%			Assura PLC	3,885,804	2,703
Targa Resources Corp	491,881	13,222	AvalonBay Communities Inc	64,682	11,102
			Boston Properties Inc	59,146	6,751
			CatchMark Timber Trust Inc	359,925	3,833
Packaging & Containers - 0.74%			Chesapeake Lodging Trust	15,731	400
Ball Corp	64,558	4,276	Crown Castle International Corp	241,391	20,880
Crown Holdings Inc (a)	79,019	3,702	CubeSmart	264,761	7,916
FP Corp	55,800	2,132	DDR Corp	229,353	3,837
Graphic Packaging Holding Co	477,631	5,889	DiamondRock Hospitality Co	52,125	464
Huhtamaki OYJ	48,086	1,590	Duke Realty Corp	247,593	5,120
KapStone Paper and Packaging Corp	247,909	2,539	EPR Properties	77,679	4,834
Mayr Melnhof Karton AG	8,259	905	Equinix Inc	25,534	7,754
Packaging Corp of America	64,046	3,106	Equity One Inc	187,657	5,144
WestRock Co	82,065	2,771	Equity Residential	138,247	10,298
		$26,910	Essex Property Trust Inc	45,504	9,523
			Extra Space Storage Inc	8,018	659
Pharmaceuticals - 0.16%
Mead Johnson Nutrition Co	17,265	1,273	Federal Realty Investment Trust	28,134	4,166
Zoetis Inc	112,583	4,623	Fortune Real Estate Investment Trust	1,952,000	2,053
		$5,896	General Growth Properties Inc	291,471	8,021
			Goodman Group	1,371,187	6,327
			Great Portland Estates PLC	404,824	3,916

See accompanying notes.

     Schedule of Investments Diversified Real Asset Fund February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
REITS (continued)
Japan Logistics Fund Inc	898	$1,948		Finance - Mortgage Loan/Banker (continued)
Japan Retail Fund Investment Corp	2,865	6,531		Fannie Mae (continued)
Klepierre	164,050	6,831		0.45%, 08/12/2016(f)		$3,000	$3,000
Link REIT	1,093,500	6,163		0.45%, 01/26/2017(f)		5,000	4,997
Mirvac Group	5,825,069	7,583		0.73%, 10/03/2016(f)		4,500	4,504
NewRiver Retail Ltd	294,732	1,334		Federal Home Loan Bank Discount Notes
Nomura Real Estate Master Fund Inc	3,626	5,036		0.16%, 03/07/2016(g)		10,000	10,000
Orix JREIT Inc	3,098	4,709		0.28%, 04/28/2016(g)		8,000	7,996
Pebblebrook Hotel Trust	18,090	491		0.30%, 03/22/2016(g)		12,000	11,998
Physicians Realty Trust	398,123	6,840		0.30%, 03/28/2016(g)		10,000	9,998
Potlatch Corp	324,483	8,579		0.30%, 05/20/2016(g)		6,000	5,995
Prologis Inc	172,798	6,646		0.55%, 02/10/2017(g)		10,000	9,951
Public Storage	43,060	10,743		Federal Home Loan Banks
Rayonier Inc	766,595	16,735		0.40%, 06/17/2016		4,700	4,699
Regency Centers Corp	46,037	3,249		Freddie Mac
Simon Property Group Inc	119,853	22,740		0.43%, 07/21/2016(f)		7,000	6,999
SL Green Realty Corp	43,465	3,833		0.43%, 01/12/2017(f)		6,000	5,996
STORE Capital Corp	147,840	3,570		0.43%, 01/13/2017(f)		6,000	5,997
Sun Communities Inc	67,607	4,566		0.48%, 04/27/2017(f)		6,500	6,495
Sunstone Hotel Investors Inc	183,583	2,368		0.56%, 07/21/2017(f)		9,000	9,000
Tanger Factory Outlet Centers Inc	19,477	625		1.00%, 01/29/2018		5,000	5,000
Welltower Inc	62,562	3,990		1.05%, 02/26/2018		9,600	9,597
Westfield Corp	1,201,160	8,543		1.10%, 02/26/2018		3,000	2,998
Weyerhaeuser Co	879,088	22,839		1.50%, 02/22/2018		9,300	9,336
Workspace Group PLC	258,844	2,600		Freddie Mac Discount Notes
		$329,743		0.28%, 05/12/2016(g)		7,500	7,495
				0.48%, 04/08/2016(g)		15,000	14,992
Storage & Warehousing - 0.05%							$167,023
Safestore Holdings PLC	375,985	1,709
				Media- 0.01%

Telecommunications - 0.15%				iHeartCommunications Inc
Intelsat SA (a)	292,400	503		9.00%, 12/15/2019		523	369
SES SA	187,269	4,910
		$5,413		Sovereign - 0.80%
				Bundesrepublik Deutschland Bundesobligation
Textiles - 0.18%				Inflation Linked Bond
Mohawk Industries Inc (a)	36,776	6,610
				0.75%, 04/15/2018	EUR	1,195	1,328
				Deutsche Bundesrepublik Inflation Linked
Transportation - 0.55%				Bond
East Japan Railway Co	26,536	2,324		0.10%, 04/15/2023		5,134	5,893
Groupe Eurotunnel SE	1,603,805	16,095		1.50%, 04/15/2016		6	6
Prumo Logistica SA (a)	595,640	1,350		Italy Buoni Poliennali Del Tesoro
		$19,769		1.25%, 09/15/2032(d)		543	591
				2.10%, 09/15/2016		11	12
Water- 0.58%				2.35%, 09/15/2024(d)		4,581	5,622
American Water Works Co Inc	137,905	8,939		2.55%, 09/15/2041		608	820
Pennon Group PLC	635,775	7,169		2.60%, 09/15/2023		297	370
United Utilities Group PLC	375,004	4,809		Japanese Government CPI Linked Bond
		$20,917		0.10%, 09/10/2024	JPY	844,155	7,767
TOTAL COMMON STOCKS		$1,689,748		0.10%, 03/10/2025		288,588	2,652
INVESTMENT COMPANIES - 15.73%	Shares Held	Value(000	's)	New Zealand Government Bond
				3.08%, 09/20/2030(f)	NZD	5,167	3,846
Publicly Traded Investment Fund - 15.73%
BlackRock Liquidity Funds FedFund Portfolio	8,963,896	8,964					$28,907
Cash Account Trust - Government & Agency	103,396,624	103,396		TOTAL BONDS			$227,192
Portfolio - Government Cash Managed				COMMODITY INDEXED STRUCTURED	Principal
Morgan Stanley Institutional Liquidity Funds -	456,596,580	456,597		NOTES- 3.21%	Amount (000's) Value (000's)
Government Portfolio				Banks- 2.71%
		$568,957		BNP Paribas SA; Dow Jones - UBS
TOTAL INVESTMENT COMPANIES		$568,957		Commodity Index Linked Note
	Principal			0.42%, 03/20/2017(d),(f)		$9,300	9,972
BONDS- 6.28%	Amount (000's)	Value(000	's)	0.42%, 03/27/2017(d),(f)		5,000	5,428

Federal & Federally Sponsored Credit - 0.85%				Canadian Imperial Bank of Commerce/New
Federal Farm Credit Banks				York NY; Dow Jones - UBS Commodity
0.00%, 08/01/2017(a),(e),(f)	$6,700	$6,699		Index Linked Note
				0.29%, 02/21/2017(d),(f)		5,400	4,975
0.48%, 05/26/2017(f)	4,200	4,193
				0.33%, 01/30/2017(d),(f)		2,500	2,062
0.65%, 05/30/2017(f)	10,000	10,003
0.68%, 02/01/2018(f)	10,000	9,998		Deutsche Bank AG/London; Dow Jones - UBS
				Commodity Index Linked Note
		$30,893		0.29%, 12/15/2016(d),(f)		8,500	5,858
Finance - Mortgage Loan/Banker - 4.62%				0.29%, 02/14/2017(d),(f)		2,400	2,211
Fannie Mae				0.29%, 02/14/2017(d),(f)		6,900	6,714
0.44%, 09/08/2017(f)	10,000	9,980

See accompanying notes.

     Schedule of Investments Diversified Real Asset Fund February 29, 2016 (unaudited)

COMMODITY INDEXED STRUCTURED	Principal		SENIOR FLOATING RATE INTERESTS	Principal
NOTES (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Banks (continued)			Beverages - 0.19%
JPMorgan Chase Bank NA; Dow Jones - UBS			DE Master Blenders 1753 NV, Term Loan B
Commodity Index Linked Note			4.25%, 07/02/2021(f)	$4,365	$4,270
0.42%, 03/02/2017(d),(f)	$5,400	$5,107	Maple Holdings Acquisition Corp, Term
0.42%, 03/02/2017(d),(f)	9,100	8,514	Loan
Royal Bank of Canada; Dow Jones - UBS			0.00%, 01/21/2023(f),(h)	2,500	2,451
Commodity Index Linked Note					$6,721
0.33%, 01/11/2017(d),(f)	3,900	3,217
0.33%, 02/13/2017(d),(f)	7,600	7,092	Building Materials - 0.09%
0.33%, 02/28/2017(d),(f)	4,500	4,812	Headwaters Inc, Term Loan B
			4.50%, 03/11/2022(f)	2,488	2,483

Societe Generale SA; Dow Jones - UBS			Quikrete Holdings Inc, Term Loan B
Commodity Index Linked Note			4.00%, 09/18/2020 (f)	945	920
0.43%, 02/06/2017(d),(f)	15,000	13,160
0.43%, 03/06/2017(d),(f)	3,400	3,738			$3,403
0.43%, 03/06/2017(d),(f)	6,300	6,771
			Chemicals - 0.05%
UBS AG; Dow Jones - UBS Commodity			Axalta Coating Systems US Holdings Inc,
Index Linked Note			Term Loan B
0.44%, 12/27/2016(f)	2,000	1,584	3.75%, 02/01/2020(f)	447	441
0.47%, 03/13/2017(f)	3,700	3,968	Minerals Technologies Inc, Term Loan B2
0.47%, 03/31/2017(f)	2,700	2,994	4.75%, 05/09/2021(f)	1,305	1,253
		$98,177			$1,694

Supranational Bank - 0.50%			Commercial Services - 0.76%
International Bank for Reconstruction &			Brand Energy & Infrastructure Services Inc,
Development; Dow Jones - UBS Commodity			Term Loan B
Index Linked Note			4.75%, 11/20/2020(f)	912	839
0.60%, 01/19/2017(f)	24,000	18,151	Ceridian HCM Holding Inc, Term Loan B2
			4.50%, 09/15/2020(f)	1,073	947
TOTAL COMMODITY INDEXED STRUCTURED NOTES $		116,328	Harland Clarke Holdings Corp, Term Loan
SENIOR FLOATING RATE INTERESTS - Principal			B2
14.95%	Amount (000's) Value (000's)		5.86%, 06/30/2017(f)	422	393

Advertising - 0.15%
			Harland Clarke Holdings Corp, Term Loan B3
Acosta Inc, Term Loan B			7.00%, 04/26/2018(f)	3,645	3,372
4.25%, 09/26/2021(f)	$1,321	$1,242
Advantage Sales & Marketing Inc, Term			Harland Clarke Holdings Corp, Term Loan
Loan			B4
			6.00%, 08/30/2019(f)	950	843
7.50%, 07/21/2022(b),(f)	1,000	823
			iQor US Inc, Term Loan B
Advantage Sales & Marketing Inc, Term Loan			6.00%, 02/19/2021(b),(f)	2,741	2,124
B
4.25%, 07/21/2021(f)	2,026	1,921	Laureate Education Inc, Term Loan B
			5.00%, 06/16/2018(f)	123	92
Checkout Holding Corp, Term Loan B
4.50%, 04/03/2021(f)	1,724	1,310	Pharmaceutical Product Development LLC,
			Term Loan B
		$5,296	4.25%, 08/05/2022(f)	4,386	4,275
Aerospace & Defense - 0.23%			ServiceMaster Co LLC/The, Term Loan B
B/E Aerospace Inc, Term Loan B			4.25%, 06/25/2021(f)	10,731	10,633
4.00%, 11/19/2021(f)	2,674	2,673	Truven Health Analytics Inc, Term Loan B
Sequa Corp, Term Loan B			4.50%, 05/25/2019(f)	2,745	2,733
5.25%, 05/29/2017(f)	2,844	1,678	USAGM HoldCo LLC, Term Loan
TransDigm Inc, Term Loan D			4.75%, 07/27/2022(f)	1,500	1,400
3.75%, 05/21/2021(f)	4,188	3,996			$27,651
		$8,347
			Computers - 0.11%
Airlines - 0.36%			CSRA Inc, Term Loan B
American Airlines Inc, Term Loan B			3.75%, 10/06/2022(f)	2,000	1,994
3.25%, 06/27/2020(f)	3,448	3,382	Riverbed Technology Inc, Term Loan B
3.50%, 10/10/2021(f)	2,772	2,737	6.00%, 02/25/2022(f)	1,985	1,942
American Airlines Inc, Term Loan B1					$3,936
3.50%, 05/23/2019(f)	2,207	2,186
Delta Air Lines Inc, Term Loan B1			Consumer Products - 0.40%
3.25%, 10/18/2018(f)	2,673	2,668	Dell International LLC, Term Loan B2
			4.00%, 04/29/2020(f)	10,615	10,560
Delta Air Lines Inc, Term Loan B2
2.69%, 04/18/2016(f)	1,980	1,976	Dell International LLC, Term Loan C
			3.75%, 09/24/2018(f)	1,645	1,641
		$12,949	Prestige Brands Inc, Term Loan B3
			3.50%, 09/03/2021(f)	730	728
Automobile Manufacturers - 0.30%
FCA US LLC, Term Loan B			Spectrum Brands Inc, Term Loan
3.25%, 12/05/2018(f)	11,089	10,983	3.50%, 06/16/2022(f)	1,688	1,683
					$14,612

Automobile Parts & Equipment - 0.05%			Distribution & Wholesale - 0.16%
Allison Transmission Inc, Term Loan B3			HD Supply Inc, Term Loan
3.50%, 09/23/2019(f)	1,985	1,977	3.75%, 08/06/2021(f)	4,331	4,235

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 29, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Distribution & Wholesale (continued)			Food (continued)
Univar USA Inc, Term Loan B			SUPERVALU Inc, Term Loan
4.25%, 06/24/2022(f)	$1,632	$1,550	4.50%, 03/21/2019(f)	$4,913	$4,622
		$5,785	US Foods Inc, Term Loan B
			4.50%, 05/31/2019(f)	8,939	8,814
Diversified Financial Services - 0.24%			Wilton Brands LLC, Term Loan
AlixPartners LLP, Term Loan B			8.50%, 08/22/2018(b),(f)	1,155	1,063
4.50%, 07/22/2022(f)	1,247	1,233
Clipper Acquisitions Corp, Term Loan B1					$37,372
3.00%, 02/06/2020(f)	1,940	1,894	Gas- 0.00%
Delos Finance Sarl, Term Loan B			Southcross Holdings Borrower LP, Term
3.50%, 02/26/2021(f)	1,250	1,240	Loan
TransFirst Inc, Term Loan B1			6.00%, 07/29/2021(b),(f)	244	37
4.75%, 11/12/2021(f)	2,723	2,717
Walter Investment Management Corp, Term
			Healthcare - Products - 0.80%
Loan 4.75%, 12/11/2020(f)	2,110	1,737	Alere Inc, Term Loan B
			4.25%, 06/10/2022(f)	1,484	1,480
		$8,821	Carestream Health Inc, Term Loan
			9.50%, 12/15/2019(f)	729	554
Electric - 0.24%
Calpine Corp, Delay-Draw Term Loan DD			Carestream Health Inc, Term Loan B
4.00%, 10/30/2020(f)	1,718	1,651	5.00%, 06/05/2019(b),(f)	4,685	3,967
EFS Cogen Holdings I LLC, Term Loan B			ConvaTec Inc, Term Loan B
3.75%, 12/17/2020(f)	1,417	1,384	4.25%, 12/22/2016(f)	6,965	6,782
Energy Future Intermediate Holding Co LLC,			DJO Finance LLC, Term Loan B
DIP Term Loan			4.25%, 06/24/2020(f)	1,741	1,674
4.25%, 06/19/2016(f)	5,500	5,471	Kinetic Concepts Inc, Term Loan E1
		$8,506	4.50%, 05/04/2018(f)	12,176	11,878
			Sterigenics-Nordion Holdings LLC, Term
Electronics - 0.07%			Loan B
TTM Technologies Inc, Term Loan			4.25%, 05/06/2022(f)	2,743	2,633
6.00%, 05/07/2021(f)	2,669	2,523
					$28,968

			Healthcare - Services - 0.66%
Engineering & Construction - 0.04%			Ardent Legacy Acquisitions Inc, Term Loan
AECOM, Term Loan B			B
3.75%, 09/17/2021(f)	1,506	1,503	6.50%, 07/30/2021(f)	247	245
			CHS/Community Health Systems Inc, Term
Entertainment - 0.48%			Loan F
CCM Merger Inc, Term Loan B			3.65%, 01/25/2018(f)	32	31
4.50%, 07/30/2021(f)	1,578	1,567	CHS/Community Health Systems Inc, Term
Delta 2 Lux Sarl, Term Loan B			Loan G
7.75%, 07/29/2022(f)	2,250	1,933	3.75%, 12/13/2019(f)	2,827	2,693
Delta 2 Lux Sarl, Term Loan B3			CHS/Community Health Systems Inc, Term
4.75%, 07/30/2021(f)	5,368	4,966	Loan H
Pinnacle Entertainment Inc, Term Loan B2			4.00%, 01/14/2021(f)	5,656	5,368
3.75%, 08/05/2020(f)	247	246	DaVita HealthCare Partners Inc, Term Loan
SGMS Escrow Corp, Term Loan B2			B
6.00%, 09/17/2021(f)	5,683	5,192	3.50%, 06/24/2021(f)	1,691	1,688
William Morris Endeavor Entertainment LLC,			Drumm Investors LLC, Term Loan
Term Loan B			6.75%, 05/04/2018(f)	2,299	2,238
5.25%, 05/06/2021(f)	2,218	2,120	Genesis Healthcare DE LLC, Term Loan B
WMG Acquisition Corp, Term Loan B			10.00%, 10/02/2017 (f)	541	536
3.75%, 07/07/2020(f)	1,298	1,242	HCA Inc, Term Loan B5
		$17,266	3.18%, 05/30/2017(f)	4,215	4,210
			Heartland Dental LLC, Term Loan
Environmental Control - 0.07%			5.50%, 12/21/2018(f)	2,929	2,694
Advanced Disposal Services Inc, Term Loan			IASIS Healthcare LLC, Term Loan B2
B2			4.50%, 05/03/2018(f)	4,148	4,031
3.75%, 10/09/2019(f)	702	681	LHP Operations Co LLC, Term Loan B
Tervita Corp, Term Loan B			9.00%, 06/29/2018(f)	268	260
6.25%, 05/14/2018(f)	2,699	2,025
					$23,994
		$2,706
			Holding Companies - Diversified - 0.28%
Food- 1.03%			Emerald Expositions Holding Inc, Term Loan
Albertsons LLC, Term Loan B2			B
5.50%, 05/21/2019(f)	4,925	4,859	4.75%, 06/17/2020(f)	3,052	2,973
Albertsons LLC, Term Loan B3			MGOC Inc, Term Loan B
5.12%, 08/04/2019(f)	963	943	4.00%, 07/30/2020(f)	3,035	3,027
Albertsons LLC, Term Loan B4			Travelport Finance Luxembourg Sarl, Term
5.50%, 08/11/2021(f)	14,540	14,189	Loan B
Pinnacle Foods Finance LLC, Term Loan G			5.75%, 08/13/2021(f)	4,442	4,298
3.00%, 04/29/2020(f)	2,425	2,399
					$10,298
Pinnacle Foods Finance LLC, Term Loan H
3.00%, 04/29/2020(f)	489	483

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 29, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Insurance - 0.05%			Media- 2.00%
HUB International Ltd, Term Loan B			Altice US Finance I Corp, Term Loan B
4.00%, 09/17/2020(f)	$1,721	$1,642	4.25%, 12/14/2022(f)	$6,146	$6,018
			CCO Safari III LLC, Term Loan I
			3.50%, 01/23/2023(f)	5,000	4,969
Internet - 0.18%			Cengage Learning Acquisitions Inc, Term
EIG Investors Corp, Term Loan B
6.23%, 11/09/2019(b),(f)	2,132	1,977	Loan EXIT
			7.00%, 03/06/2020(f)	5,040	4,834
Tibco Software Inc, Term Loan
6.48%, 11/25/2020(f)	4,620	4,065	Cequel Communications LLC, Term Loan B
			3.81%, 02/10/2019(f)	332	324
VFH Parent LLC, Term Loan B
5.25%, 11/05/2019(f)	305	304	Cumulus Media Holdings Inc, Term Loan B
			4.25%, 12/18/2020(f)	11,936	7,699
Zayo Group LLC, Term Loan B
3.75%, 05/06/2021(f)	150	148	Gray Television Inc, Term Loan B
			3.94%, 06/10/2021(f)	594	587
		$6,494	Houghton Mifflin Harcourt Publishers Inc,
Investment Companies - 0.04%			Term Loan B
American Capital Ltd, Term Loan B			4.00%, 05/11/2021(f)	1,990	1,933
3.50%, 08/22/2017(f)	324	321	iHeartCommunications Inc, Term Loan D-
New Millennium Holdco Inc, Term Loan			EXT
7.50%, 12/21/2020(f)	1,159	1,052	7.18%, 01/22/2019(f)	21,205	13,872
		$1,373	iHeartCommunications Inc, Term Loan E
			7.93%, 07/30/2019(f)	2,986	1,939
Leisure Products & Services - 0.14%			McGraw-Hill Global Education Holdings
Bombardier Recreational Products Inc, Term			LLC, Term Loan
Loan B			4.75%, 03/22/2019(f)	2,745	2,686
3.75%, 01/23/2019(f)	966	936	Mediacom Illinois LLC, Delay-Draw Term
Equinox Holdings Inc, Term Loan B			Loan G-DD
5.00%, 01/31/2020(f)	1,216	1,192	3.50%, 06/18/2021(f)	494	487
Life Time Fitness Inc, Term Loan B			MTL Publishing LLC, Term Loan B3
4.25%, 06/03/2022(f)	1,990	1,905	4.00%, 08/12/2022(f)	3,045	2,968
Sabre GLBL Inc, Term Loan B2			Numericable US LLC, Term Loan B1
4.00%, 02/19/2019(f)	978	968	4.50%, 04/23/2020(f)	4,743	4,562
		$5,001	Numericable US LLC, Term Loan B2
			4.50%, 04/23/2020(f)	3,922	3,773
Leisure Time - 0.04%
Planet Fitness, Term Loan			Springer Science+Business Media GmbH,
4.75%, 03/26/2021(f)	1,243	1,218	Term Loan B9
			4.75%, 08/14/2020(f)	1,637	1,508
Sabre GLBL Inc, Term Loan C
3.50%, 02/15/2018(f)	180	179	Tribune Media Co, Term Loan B
			3.75%, 12/27/2020(f)	4,158	4,113
		$1,397	Virgin Media Investment Holdings Ltd, Term
Lodging - 0.48%			Loan F
Boyd Gaming Corp, Term Loan B			3.50%, 06/07/2023(f)	1,404	1,358
3.96%, 08/07/2020(f)	1,836	1,826	WideOpenWest Finance LLC, Term Loan B
CityCenter Holdings LLC, Term Loan B			4.50%, 04/01/2019(f)	3,155	3,025
4.27%, 10/09/2020(f)	2,208	2,194	Ziggo BV, Delay-Draw Term Loan B3-DD
Hilton Worldwide Finance LLC, Term Loan			3.60%, 01/15/2022(f)	2,210	2,120
B			Ziggo BV, Term Loan B1
3.50%, 09/23/2020(f)	9,282	9,246	3.50%, 01/15/2022(f)	2,099	2,014
Intrawest Operations Group LLC, Term Loan			Ziggo BV, Term Loan B2
B			3.51%, 01/15/2022(f)	1,441	1,383
4.75%, 11/26/2020(f)	1,086	1,052			$72,172
MGM Resorts International, Term Loan B
3.50%, 12/13/2019(f)	2,912	2,884	Miscellaneous Manufacturers - 0.05%
		$17,202	Gates Global LLC, Term Loan
			4.25%, 06/11/2021(f)	2,067	1,816
Machinery - Construction & Mining - 0.02%
North American Lifting Holdings Inc, Term
Loan			Oil & Gas - 0.05%
5.50%, 11/26/2020(f)	1,039	767	Drillships Financing Holding Inc, Term Loan
			B1
			6.00%, 02/02/2021(f)	2,220	627
Machinery - Diversified - 0.24%			Fieldwood Energy LLC, Term Loan
Onex Wizard Acquisition Co I SARL, Term			8.38%, 09/20/2020(f)	1,409	190
Loan B			Seadrill Operating LP, Term Loan B
4.25%, 02/03/2022(f)	248	241	4.00%, 02/12/2021(f)	1,071	442
RBS Global Inc, Term Loan B			Vantage Drilling International, Term Loan B
4.00%, 05/14/2020(f)	2,454	2,345	0.00%, 03/22/2019(a),(f)	901	136
Xerium Technologies Inc, Term Loan B			Western Refining Inc, Term Loan B
6.25%, 05/02/2019(f)	2,516	2,447	4.25%, 11/25/2020(f)	559	488
Zebra Technologies Corp, Term Loan B					$1,883
4.75%, 09/30/2021(f)	3,485	3,502
		$8,535	Packaging & Containers - 0.08%
			BWAY Holding Co, Term Loan B
			5.50%, 08/07/2020(f)	3,184	3,009

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 29, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Pharmaceuticals - 0.71%			Retail (continued)
Catalent Pharma Solutions Inc, Term Loan B			Rite Aid Corp, Term Loan 2
4.25%, 05/07/2021(f)	$6,308	$6,241	4.88%, 06/11/2021(f)	$2,750	$2,740
DPx Holdings BV, Term Loan B			Serta Simmons Bedding LLC, Term Loan B
4.25%, 01/22/2021(f)	2,218	2,102	4.25%, 10/01/2019(f)	664	656
Endo Luxembourg Finance I Co Sarl, Term			Staples Inc, Term Loan B
Loan B			0.00%, 04/23/2021(f),(h)	1,000	992
3.75%, 06/24/2022(f)	3,000	2,964			$48,213
Grifols Worldwide Operations USA Inc, Term
Loan B			Semiconductors - 0.66%
3.43%, 03/05/2021(f)	820	817	Avago Technologies Cayman Finance Ltd,
PRA Holdings Inc, Term Loan			Term Loan B1
4.50%, 09/18/2020(f)	4,361	4,335	4.25%, 11/11/2022(f)	15,000	14,782
			Microsemi Corp, Term Loan B
Valeant Pharmaceuticals International Inc,			5.25%, 12/17/2022(f)	2,912	2,907
Term Loan BD2
3.50%, 02/13/2019(f)	250	234	NXP BV, Term Loan B
			3.75%, 11/05/2020(f)	3,000	2,991

Valeant Pharmaceuticals International Inc,			NXP BV, Term Loan D
Term Loan BE1			3.25%, 01/10/2020 (f)	3,139	3,080
3.75%, 06/26/2020(f)	6,053	5,648
Valeant Pharmaceuticals International Inc,					$23,760
Term Loan BF1			Software - 1.24%
4.00%, 03/11/2022(f)	2,803	2,617	Blackboard Inc, Term Loan B3
Vizient Inc, Term Loan B			4.75%, 10/04/2018(f)	3,496	3,107
6.25%, 02/09/2023(f)	750	745	BMC Software Finance Inc, Term Loan B
		$25,703	5.00%, 08/07/2020(f)	5,520	4,399
			Compuware Corp, Term Loan B2
Real Estate - 0.15%			6.25%, 12/10/2021(f)	4,916	4,372
Capital Automotive LP, Term Loan
6.00%, 04/18/2020(f)	1,861	1,815	Emdeon Inc, Term Loan B2
			3.75%, 11/02/2018(f)	3,134	3,065
Capital Automotive LP, Term Loan B
4.00%, 04/05/2019(f)	1,050	1,047	First Data Corp, Term Loan C1
			3.93%, 03/23/2018(f)	11,000	10,851
Realogy Group LLC, Term Loan B
3.75%, 03/05/2020(f)	2,437	2,412	Genesys Telecommunications Laboratories
		$5,274	Inc, Term Loan
			4.50%, 11/04/2020(f)	1,960	1,908
REITS- 0.25%			Infor US Inc, Term Loan B5
Communications Sales & Leasing Inc, Term			3.75%, 06/03/2020(f)	3,197	2,944
Loan B			Informatica LLC, Term Loan B
5.00%, 10/14/2022(f)	8,955	8,314	4.50%, 06/03/2022(f)	998	937
Starwood Property Trust Inc, Term Loan B			MA FinanceCo LLC, Term Loan B
3.50%, 04/17/2020(f)	721	699	5.25%, 10/07/2021(f)	350	334
		$9,013	MA FinanceCo LLC, Term Loan C
			4.50%, 10/07/2021(f)	555	529
Retail - 1.33%			Magic Newco LLC, Term Loan B
1011778 BC ULC, Term Loan B2			5.41%, 12/02/2018(f)	2,192	2,182
3.75%, 12/10/2021(f)	14,758	14,670
			Sophia LP, Term Loan B
Academy Ltd, Term Loan B			4.75%, 09/22/2016(f)	5,116	4,902
5.00%, 06/16/2022(f)	1,915	1,763

Bass Pro Group LLC, Term Loan B			SS&C European Holdings SARL, Term Loan
4.00%, 06/05/2020 (f)	993	932	B2
			4.02%, 06/29/2022(f)	665	659
Belk Inc, Term Loan B			SS&C Technologies Inc, Term Loan B1
5.75%, 11/18/2022(f)	2,000	1,700	4.02%, 06/29/2022(f)	4,612	4,571
BJ's Wholesale Club Inc, Term Loan					$44,760
8.50%, 03/21/2020(f)	250	206
BJ's Wholesale Club Inc, Term Loan B			Telecommunications - 0.35%
4.50%, 09/26/2019(f)	3,526	3,347	Avaya Inc, Term Loan B3
Dollar Tree Inc, Term Loan B1			5.12%, 10/26/2017(f)	1,659	1,165
3.50%, 05/26/2022(f)	3,572	3,573	Avaya Inc, Term Loan B6
Dollar Tree Inc, Term Loan B2			6.50%, 03/31/2018(f)	2,621	1,755
4.19%, 05/26/2022(f)	1,300	1,294	Avaya Inc, Term Loan B7
Hudson's Bay Co, Term Loan B			6.25%, 04/30/2020(f)	248	145
4.75%, 08/12/2022(f)	1,152	1,144	Cincinnati Bell Inc, Term Loan B
Jo-Ann Stores LLC, Term Loan			4.00%, 08/20/2020(f)	978	934
4.00%, 03/19/2018(f)	1,856	1,717	CommScope Inc, Term Loan B
Michaels Stores Inc, Term Loan B			3.83%, 12/29/2022(f)	1,081	1,071
3.75%, 01/24/2020(f)	1,037	1,024	FairPoint Communications Inc, Term Loan B
PET Acquisition Merger Sub LLC, Term Loan			7.50%, 02/14/2019(f)	3,892	3,776
B1			Intelsat Jackson Holdings SA, Term Loan B2
5.75%, 01/15/2023(f)	3,802	3,723	3.75%, 06/30/2019(f)	738	656
PetSmart Inc, Term Loan B			Syniverse Holdings Inc, Term Loan B
4.25%, 03/10/2022(f)	5,409	5,238	4.00%, 04/23/2019(f)	1,939	1,251
Rite Aid Corp, Term Loan 1			T-Mobile USA Inc, Term Loan B
5.75%, 07/07/2020(f)	3,500	3,494	3.50%, 11/03/2022(f)	1,800	1,801
					$12,554

See accompanying notes.

     Schedule of Investments Diversified Real Asset Fund February 29, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)
			(a) Non-Income Producing Security
Transportation - 0.13%			(b)	Security is Illiquid. At the end of the period, the value of these securities
CEVA Group PLC, SYNTH LOC			totaled $135,952 or 3.76% of net assets.
6.50%, 03/19/2021(f)	$371	$286	(c)	Fair value of these investments is determined in good faith by the Manager
CEVA Group PLC, Term Loan			under procedures established and periodically reviewed by the Board of
6.50%, 03/12/2021(f)	531	409	Directors. At the end of the period, the fair value of these securities totaled
6.50%, 03/19/2021(f)	66	51	$1,246 or 0.03% of net assets.
CEVA Intercompany BV, Term Loan			(d)	Security exempt from registration under Rule 144A of the Securities Act of
6.50%, 03/19/2021(f)	385	296	1933. These securities may be resold in transactions exempt from
Commercial Barge Line Co, Term Loan B			registration, normally to qualified institutional buyers. At the end of the
9.75%, 11/06/2020(f)	1,000	875	period, the value of these securities totaled $108,895 or 3.01% of net
HGIM Corp, Term Loan B			assets.
5.50%, 06/12/2020(f)	1,745	785	(e) Security purchased on a when-issued basis.
XPO Logistics Inc, Term Loan B			(f) Variable Rate. Rate shown is in effect at February 29, 2016.
5.50%, 10/27/2021(f)	2,000	1,984	(g) Rate shown is the discount rate of the original purchase.
		$4,686	(h)	This Senior Floating Rate Note will settle after February 29, 2016, at
TOTAL SENIOR FLOATING RATE INTERESTS		$540,602	which time the interest rate will be determined.
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 13.01%	Amount (000's) Value (000's)

U.S. Treasury - 1.43%			Portfolio Summary (unaudited)
0.39%, 04/30/2017(f)	$6,000	$5,998	Sector	Percent
0.49%, 10/31/2017(f)	5,000	4,997	Government	19.78%
0.50%, 06/15/2016	12,000	12,003	Energy	17.17%
0.59%, 01/31/2018(f)	6,900	6,905	Exchange Traded Funds	15.73%
0.63%, 09/30/2017	22,000	21,947	Financial	14.26%
		$51,850	Consumer, Non-cyclical	8.85%
			Utilities	5.23%
U.S. Treasury Inflation-Indexed Obligations - 11.58%			Industrial	4.79%
0.13%, 04/15/2016	6	6	Basic Materials	4.62%
0.13%, 04/15/2017	14,958	15,052	Consumer, Cyclical	3.99%
0.13%, 04/15/2018	22,925	23,157	Communications	2.84%
0.13%, 04/15/2019	36,233	36,629	Technology	2.01%
0.13%, 04/15/2020	34,542	34,853	Diversified	0.63%
0.13%, 01/15/2022	13,090	13,110	Purchased Options	0.10%
0.13%, 07/15/2022	8,737	8,769	Purchased Interest Rate Swaptions	0.03%
0.13%, 01/15/2023	12,448	12,374	Purchased Capped Options	0.00%
0.13%, 07/15/2024	34,435	34,061	Liabilities in Excess of Other Assets, Net	(0.03)%
0.25%, 01/15/2025	15,758	15,649
0.38%, 07/15/2023	20,398	20,714	TOTAL NET ASSETS	100.00%
0.38%, 07/15/2025	9,934	10,005
0.63%, 07/15/2021	661	684
0.63%, 01/15/2024	22,374	22,981
0.63%, 01/15/2026	10	10
0.63%, 02/15/2043	11,543	10,425
0.75%, 02/15/2042	7,749	7,245
0.75%, 02/15/2045	11,998	11,160
1.00%, 02/15/2046	5,016	5,021
1.13%, 01/15/2021	15,808	16,687
1.25%, 07/15/2020	4,577	4,861
1.38%, 07/15/2018	1,722	1,804
1.38%, 01/15/2020	6,773	7,176
1.38%, 02/15/2044	16,505	17,842
1.75%, 01/15/2028	7,322	8,327
2.00%, 01/15/2026	5,714	6,616
2.13%, 02/15/2040	4,133	5,120
2.13%, 02/15/2041	3,373	4,204
2.38%, 01/15/2025	13,964	16,437
2.38%, 01/15/2027	6,674	8,042
2.50%, 07/15/2016	5,005	5,087
2.50%, 01/15/2029	6,401	7,873
3.38%, 04/15/2032	1,703	2,404
3.63%, 04/15/2028	10,412	14,098
3.88%, 04/15/2029	7,187	10,099
		$418,582
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$470,432
TOTAL PURCHASED OPTIONS - 0.10%		$3,597
TOTAL PURCHASED CAPPED OPTIONS - 0.00%		$2
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.03%		$1,012
Total Investments		$3,617,870
Liabilities in Excess of Other Assets, Net - (0.03)%		$(1,184)
TOTAL NET ASSETS - 100.00%		$3,616,686

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 29, 2016 (unaudited)

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/01/2016	GBP	805,000	$1,134	$1,121	$—	$(13)
Barclays Bank PLC	03/07/2016	SEK	19,792,800	2,330	2,312	—	(18)
Citigroup Inc	03/02/2016	EUR	2,110,000	2,306	2,295	—	(11)
Citigroup Inc	03/07/2016	SEK	9,867,050	1,160	1,153	—	(7)
Citigroup Inc	04/25/2016	EUR	990,000	1,080	1,079	—	(1)
Citigroup Inc	05/16/2016	GBP	495,000	753	689	—	(64)
Citigroup Inc	05/16/2016	JPY	92,524,063	757	823	66	—
Deutsche Bank AG	03/01/2016	GBP	2,530,000	3,517	3,521	4	—
Deutsche Bank AG	03/15/2016	CAD	2,949,122	2,035	2,180	145	—
Deutsche Bank AG	03/22/2016	JPY	147,201,502	1,235	1,307	72	—
Deutsche Bank AG	03/22/2016	SEK	23,720,148	2,893	2,774	—	(119)
Deutsche Bank AG	04/25/2016	EUR	880,000	960	959	—	(1)
Deutsche Bank AG	04/28/2016	EUR	38,140,000	42,698	41,557	—	(1,141)
Deutsche Bank AG	04/28/2016	JPY	10,412,458,689	90,956	92,526	1,570	—
Goldman Sachs & Co	03/01/2016	GBP	2,530,000	3,533	3,521	—	(12)
Goldman Sachs & Co	03/02/2016	EUR	2,110,000	2,296	2,295	—	(1)
Goldman Sachs & Co	03/22/2016	CHF	765,000	775	767	—	(8)
HSBC Securities Inc	04/06/2016	NZD	2,095,000	1,386	1,377	—	(9)
JP Morgan Chase	03/22/2016	CHF	2,776,397	2,891	2,784	—	(107)
JP Morgan Chase	04/06/2016	NZD	1,545,000	1,009	1,015	6	—
JP Morgan Chase	04/28/2016	AUD	124,695,000	88,622	88,746	344	(220)
JP Morgan Chase	04/28/2016	CAD	92,207,615	66,570	68,166	1,596	—
JP Morgan Chase	04/28/2016	CHF	43,078,414	44,527	43,285	—	(1,242)
JP Morgan Chase	04/28/2016	CLP	47,303,137,900	66,840	67,498	897	(239)
JP Morgan Chase	04/28/2016	EUR	205,446,939	227,335	223,850	40	(3,525)
JP Morgan Chase	04/28/2016	JPY	13,003,301,241	112,068	115,549	3,481	—
JP Morgan Chase	04/28/2016	KRW	52,841,096,250	43,558	42,586	—	(972)
JP Morgan Chase	04/28/2016	MXN	1,636,820,327	87,267	89,866	2,599	—
JP Morgan Chase	04/28/2016	NOK	380,144,466	44,420	43,692	—	(728)
JP Morgan Chase	04/28/2016	NZD	100,110,000	65,724	65,715	154	(163)
JP Morgan Chase	04/28/2016	TWD	735,577,072	22,184	22,050	—	(134)
Morgan Stanley & Co	03/01/2016	GBP	824,000	1,160	1,147	—	(13)
Morgan Stanley & Co	03/03/2016	EUR	14,256,000	15,521	15,509	—	(12)
Morgan Stanley & Co	03/22/2016	JPY	294,436,358	2,520	2,614	94	—
Morgan Stanley & Co	05/16/2016	JPY	115,134,383	960	1,024	64	—
Total						$11,132	$(8,760)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/07/2016	SEK	9,832,841	$1,160	$1,149	$11	$—
Bank of America NA	04/05/2016	JPY	308,578,000	2,719	2,740	—	(21)
Barclays Bank PLC	03/04/2016	JPY	404,532,000	3,404	3,588	—	(184)
Barclays Bank PLC	03/22/2016	JPY	146,708,737	1,235	1,302	—	(67)
BNP Paribas	03/03/2016	EUR	875,000	989	952	37	—
Citigroup Inc	03/03/2016	EUR	50,000	54	54	—	—
Citigroup Inc	03/07/2016	SEK	9,733,138	1,165	1,137	28	—
Citigroup Inc	04/05/2016	GBP	75,000	104	104	—	—
Citigroup Inc	04/05/2016	NZD	5,325,000	3,504	3,500	4	—
Citigroup Inc	04/06/2016	NZD	1,545,000	1,006	1,015	—	(9)
Citigroup Inc	05/16/2016	GBP	495,000	757	689	68	—
Citigroup Inc	05/16/2016	JPY	92,467,485	753	822	—	(69)
Deutsche Bank AG	03/01/2016	GBP	2,530,000	3,527	3,521	6	—
Deutsche Bank AG	03/07/2016	SEK	9,810,700	1,160	1,146	14	—
Deutsche Bank AG	03/22/2016	CHF	2,776,397	2,893	2,784	109	—
Deutsche Bank AG	04/25/2016	EUR	861,846	932	939	—	(7)
Deutsche Bank AG	04/28/2016	AUD	31,768,350	22,374	22,610	—	(236)
Deutsche Bank AG	04/28/2016	EUR	101,161,000	112,369	110,223	2,146	—
Deutsche Bank AG	04/28/2016	GBP	161,405	232	225	7	—
Deutsche Bank AG	04/28/2016	JPY	5,114,609,130	43,835	45,449	22	(1,636)
Deutsche Bank AG	04/28/2016	KRW	4,378,424,900	3,634	3,529	105	—
Deutsche Bank AG	04/28/2016	NOK	962,685	109	111	—	(2)
Deutsche Bank AG	04/28/2016	SEK	878,032	102	103	—	(1)
Goldman Sachs & Co	03/03/2016	NZD	5,325,000	3,455	3,508	—	(53)
Goldman Sachs & Co	03/22/2016	SEK	6,539,234	776	765	11	—
Goldman Sachs & Co	04/25/2016	EUR	1,008,154	1,090	1,098	—	(8)
HSBC Securities Inc	03/15/2016	CAD	2,948,975	2,035	2,180	—	(145)
HSBC Securities Inc	04/05/2016	JPY	308,578,000	2,723	2,740	—	(17)
HSBC Securities Inc	04/05/2016	MXN	7,926,000	437	436	1	—
HSBC Securities Inc	04/06/2016	NZD	2,095,000	1,381	1,377	4	—
JP Morgan Chase	03/22/2016	SEK	23,722,369	2,891	2,774	117	—
JP Morgan Chase	04/28/2016	AUD	92,925,000	65,717	66,135	—	(418)
JP Morgan Chase	04/28/2016	CAD	91,988,387	65,663	68,004	—	(2,341)
JP Morgan Chase	04/28/2016	CHF	43,561,098	44,010	43,770	240	—

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 29, 2016 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Deliver		In Exchange For		Fair Value	Asset	Liability
JP Morgan Chase		04/28/2016	CLP	47,394,843,650	$66,988		$67,629	$50		$(691)
JP Morgan Chase		04/28/2016	EUR	241,161,000	266,302		262,764	3,568		(30)
JP Morgan Chase		04/28/2016	GBP	31,299,929	43,713		43,565	162		(14)
JP Morgan Chase		04/28/2016	JPY 25,553,647,176		223,413		227,073	602		(4,262)
JP Morgan Chase		04/28/2016	KRW	48,311,827,250	40,160		38,936	1,224		—
JP Morgan Chase		04/28/2016	MXN	1,645,767,934	88,194		90,358	—		(2,164)
JP Morgan Chase		04/28/2016	NOK	190,157,443	22,145		21,855	290		—
JP Morgan Chase		04/28/2016	NZD	100,112,157	65,726		65,717	343		(334)
JP Morgan Chase		04/28/2016	TWD	1,479,460,405	44,005		44,349	—		(344)
Morgan Stanley & Co		03/01/2016	GBP	710,000	1,020		988	32		—
Morgan Stanley & Co		03/01/2016	MXN	7,596,115	416		419	—		(3)
Morgan Stanley & Co		03/03/2016	EUR	500,000	560		544	16		—
Morgan Stanley & Co		03/03/2016	GBP	824,000	1,160		1,147	13		—
Morgan Stanley & Co		04/05/2016	EUR	14,256,000	15,535		15,523	12		—
Morgan Stanley & Co		04/05/2016	GBP	72,000	100		100	—		—
Morgan Stanley & Co		05/16/2016	GBP	645,000	961		898	63		—
RBC Dominion Securities		03/04/2016	JPY	300,000,000	2,617		2,661	—		(44)
RBC Dominion Securities		03/07/2016	SEK	9,832,994	1,160		1,149	11		—
Royal Bank of Scotland PLC		03/04/2016	JPY	113,800,000	955		1,009	—		(54)
UBS AG		03/03/2016	EUR	12,831,000	14,021		13,959	62		—
UBS AG		03/04/2016	JPY	404,532,000	3,342		3,588	—		(246)
UBS AG		04/05/2016	JPY	617,156,000	5,463		5,481	—		(18)
Westpac Banking Corp		03/04/2016	JPY	14,732,000	122		131	—		(9)
Total								$9,378		$(13,427)

Amounts in thousands except contracts

Futures Contracts

									Unrealized
Type		Long/Short		Contracts	Notional Value			Fair Value	Appreciation/(Depreciation)
Euro Bund 10 Year Bund; March 2016			Short	29	$5,006			$5,255		$(249)
Euro-Bobl 5 Year; March 2016			Short	3	427			435		(8)
Euro-BTP; March 2016			Short	60	9,012			9,150		(138)
Japan 10 Year Bond TSE; March 2016			Short	9	11,969			12,145		(176)
US 10 Year Note; June 2016			Long	131	17,098			17,097		(1)
US 10 Year Ultra Note; June 2016			Short	12	1,693			1,693		—
US 5 Year Note; June 2016			Long	53	6,415			6,412		(3)
US Long Bond; June 2016			Short	48	7,910			7,898		12
US Ultra Bond; June 2016			Long	11	1,904			1,905		1
Total								$		(562)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive			Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)	Appreciation/(Depreciation)	Asset	Liability
Barclays Bank PLC	US CPI Urban	Pay	1.85%	03/10/2016	$7,960	$	— $	(109)	$—	$ (109)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018	7,960		—	(16)	—	(16)
	Consumers
	NAS(CPURNSA)
Deutsche Bank AG	Eurostat Eurozone	Receive	0.74%	01/18/2021	EUR 3,137		—	(25)	—	(25)
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Pay	1.18%	01/18/2026	3,137		—	73	73	—
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Pay	1.18%	01/18/2026	3,137		—	74	74	—
	HICP Ex Tobacco
	Unrevised Series
	NSA

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 29, 2016 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/
		Receive						Upfront							Fair Value
		Floating	Fixed		Expiration		Notional	Premiums	Unrealized					Asset	Liability
Counterparty (Issuer)	Floating Rate Index	Rate	Rate		Date		Amount	Paid/(Received)		Appreciation/(Depreciation)					(continued)
Deutsche Bank AG	Eurostat Eurozone	Receive	0.76%	01/18/2021		EUR	3,137	$—	$			(28)	$	— $	(28)
	HICP Ex Tobacco
	Unrevised Series
	NSA
Total								$—	$			(31)		$147	$(178)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive						Upfront
		Floating	Fixed		Expiration		Notional	Premiums	Unrealized
	Floating Rate Index	Rate	Rate		Date	Amount		Paid/(Received)		Appreciation/(Depreciation)					Fair Value
	3 Month LIBOR	Receive	1.51%	01/14/2021			$6,700	$—	$		(118)				$(118)
	3 Month LIBOR	Receive	1.40%	01/29/2021			1,005	—				(12)			(12)
	3 Month LIBOR	Receive	2.07%		08/15/2041		3,870	—				21			21
Total								$—	$		(109)				$(109)

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive						Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise	Expiration			Notional	Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date			Amount	Paid/(Received)		Value				Appreciation/(Depreciation)
Call - 30 Year Interest	Deutsche Bank AG	3 Month	Pay	2.68% 01/13/2021 $				435	$61		$81	$			20
Rate Swap		LIBOR
Call - 30 Year Interest	Deutsche Bank AG	3 Month	Pay	2.68% 01/13/2021				2,900	352		542				190
Rate Swap		LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.00% 11/22/2017				3,100	141		25				(116)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.95% 06/02/2016				2,240	42		5				(37)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.68% 01/13/2021				2,900	388		313				(75)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.68% 01/13/2021				435	54		47				(7)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	3.25% 03/17/2016				6,405	114		(1)				(115)
Rate Swap		LIBOR
Total									$1,152		$1,012	$			(140)

			Pay/
			Receive						Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration			Notional	Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date			Amount	Paid/(Received)		Value				Appreciation/(Depreciation)
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	3.10% 03/07/2017 $				6,400	$(180)		$(23)	$			157
Rate Swap		LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	3.10% 03/07/2017				3,200	(94)		(12)				82
Rate Swap		LIBOR
Put - 10 Year Interest	Deutsche Bank AG	3 Month	Pay	3.10% 03/07/2017				1,440	(9)		(5)				4
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Pay	2.10% 01/13/2017				18,600	(173)		(77)				96
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Pay	2.10% 01/13/2017				2,790	(20)		(12)				8
Rate Swap		LIBOR
Total									$(476	) $	(129	) $			347

Amounts in thousands

Options

							Upfront Premiums								Unrealized
Purchased Options Outstanding		Exercise Price	Expiration Date		Contracts		Paid/(Received)		Fair Value						Appreciation/(Depreciation)
Call - CHF versus SEK		CHF	9.10	03/21/2016	3,960,000			$8	$		1 $				(7)
Call - EUR versus USD		EUR	1.11	03/14/2016	8,520,000			47			32				(15)
Call - NZD versus USD		NZD	0.70	04/05/2016	5,945,000			11			8				(3)
Call - US 10 Year Note Future; June 2016		$ 132.00	03/25/2016		140			90			35				(55)

See accompanying notes.

				Schedule of Investments
Diversified Real Asset Fund
February 29, 2016 (unaudited)

Options (continued)

						Upfront Premiums				Unrealized
Purchased Options Outstanding		Exercise Price		Expiration Date	Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - USD versus CAD			$1.37	04/01/2016	4,710,000	$40		$34		$(6)
Call - USD versus CAD			$1.47	03/22/2016	4,070,000	59		1		(58)
Call - USD versus CAD Digitial Knockout			$1.46	04/26/2016	2,590,000	254		51		(203)
Call - USD versus CAD Digitial Knockout			$1.46	04/26/2016	540,000	48		11		(37)
Call - USD versus CNY			$6.95	07/21/2016	43,828,000	744		460		(284)
Call - USD versus JPY			$123.00	03/18/2016	12,170,000	17		—		(17)
Call - USD versus JPY			$121.75	03/18/2016	4,060,000	41		1		(40)
Call - USD versus JPY			$120.00	03/18/2016	12,170,000	99		2		(97)
Call - USD versus SEK			$8.75	03/04/2016	4,645,000	25		1		(24)
Put - CHF versus NOK		CHF	7.72	08/02/2016	11,180,000	137		24		(113)
Put - CHF versus SEK		CHF	8.26	03/21/2016	3,960,000	64		2		(62)
Put - EUR versus GBP		EUR	0.69	10/27/2016	2,397,000	325		204		(121)
Put - EUR versus GBP		EUR	0.69	10/27/2016	500,000	69		43		(26)
Put - EUR versus MXN		EUR	18.50	04/11/2016	3,780,000	30		10		(20)
Put - EUR versus USD		EUR	1.07	04/04/2016	3,735,000	44		28		(16)
Put - EUR versus USD Digital Knockout			$1.05	03/22/2016	7,718,000	1,118		943		(175)
Put - EUR versus USD Digital Knockout			$1.05	03/22/2016	2,722,000	548		332		(216)
Put - EUR versus USD Digital Knockout			$1.01	03/03/2016	4,130,000	633		—		(633)
Put - EUR versus USD Digital Knockout			$1.03	05/03/2016	5,220,000	719		582		(137)
Put - Euro Bund 10 Year Bund Future; June		EUR	158.50	05/27/2016	58	67		23		(44)
2016
Put - GBP versus USD		GBP	1.38	04/04/2016	3,495,000	40		41		1
Put - NZD versus USD		NZD	0.65	04/05/2016	5,945,000	68		56		(12)
Put - NZD versus USD		NZD	0.63	04/05/2016	5,945,000	69		19		(50)
Put - NZD versus USD Digital Knockout			$0.61	04/18/2016	3,130,000	432		148		(284)
Put - US Long Bond Future; June 2016			$164.00	04/25/2016	20	46		51		5
Put - US Long Bond Future; June 2016			$162.00	04/25/2016	35	87		59		(28)
Put - USD versus BRL			$3.65	03/14/2016	18,020,000	275		1		(274)
Put - USD versus JPY			$117.00	03/18/2016	4,060,000	48		156		108
Put - USD versus JPY			$119.25	03/18/2016	4,060,000	43		235		192
Put - USD versus SEK			$8.46	03/04/2016	4,645,000	32		3		(29)
Total						$6,377		$3,597		$(2,780)

						Upfront Premiums				Unrealized
Written Options Outstanding		Exercise Price		Expiration Date	Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - CHF versus SEK		CHF	9.10	03/21/2016	3,960,000	$(42)		$(1)		$41
Call - EUR versus MXN		EUR	21.50	04/11/2016	3,780,000	(26)		(14)		12
Call - NZD versus USD		NZD	0.68	04/05/2016	5,945,000	(22)		(20)		2
Call - NZD versus USD		NZD	0.70	04/05/2016	5,945,000	(43)		(7)		36
Call - US 10 Year Note Future; June 2016			$133.50	03/25/2016	140	(39)		(11)		28
Call - USD versus JPY			$123.00	03/18/2016	12,170,000	(34)		—		34
Put - GBP versus USD		GBP	1.34	04/04/2016	3,495,000	(15)		(15)		—
Put - NZD versus USD		NZD	0.65	04/05/2016	5,945,000	(130)		(57)		73
Put - USD versus JPY			$115.00	03/18/2016	4,055,000	(27)		(93)		(66)
Put - USD versus JPY			$119.25	03/18/2016	4,060,000	(84)		(235)		(151)
Put - USD versus JPY			$117.00	03/18/2016	4,060,000	(64)		(156)		(92)
Total						$(526)		$(609)		$(83)

Amounts in thousands except contracts

Purchased Capped Options

						Upfront
	Counterparty	Strike			Expiration	Notional	Premiums			Unrealized
Description	(Issuer)	Rate	Floating Rate		Date	Amount	Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Cap - US CPI Urban	Deutsche Bank AG	2.00%	Max (0, USCPIU-		11/07/2016	$11,715	$11		$2	$(9)
Consumers NAS				2%)
Cap - US CPI Urban	Deutsche Bank AG	2.00%	Max (0, USCPIU-		11/11/2016	4,695	5		—	(5)
Consumers NAS				2%)
Total							$16		$2	$(14)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Dynamic High Yield Explorer Fund
February 29, 2016 (unaudited)

INVESTMENT COMPANIES - 10.11%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 10.11%
BlackRock Liquidity Funds FedFund Portfolio	1,323,532	$1,324	Real Estate - 1.21%
			Crescent Resources LLC / Crescent Ventures
TOTAL INVESTMENT COMPANIES		$1,324	Inc
			10.25%, 08/15/2017 (a)	$160	$158
	Principal
BONDS- 29.16%	Amount (000's) Value (000's)

Automobile Manufacturers - 0.27%			Retail - 2.08%
Jaguar Land Rover Automotive PLC			Landry's Holdings II Inc
4.13%, 12/15/2018(a)	$35	$36	10.25%, 01/01/2018 (a)	280	272

Banks- 3.54%			Software - 0.90%
Barclays PLC			Activision Blizzard Inc
8.25%, 12/29/2049(b),(c)	200	190	6.13%, 09/15/2023(a)	110	118
Popular Inc
7.00%, 07/01/2019	285	273	Telecommunications - 3.90%
		$463	B Communications Ltd
			7.38%, 02/15/2021(a)	210	227
Food- 1.86%
			Wind Acquisition Finance SA
BI-LO LLC / BI-LO Finance Corp			4.75%, 07/15/2020 (a)	295	284
9.25%, 02/15/2019(a)	275	243
					$511

Healthcare - Products - 0.76%			Transportation - 1.83%
Universal Hospital Services Inc			Eletson Holdings Inc
7.63%, 08/15/2020	115	100	9.63%, 01/15/2022 (a)	300	240

			TOTAL BONDS		$3,819
Healthcare - Services - 0.48%			SENIOR FLOATING RATE INTERESTS - Principal
Centene Escrow Corp			65.67%	Amount (000's) Value (000's)
5.63%, 02/15/2021(a)	60	63
			Aerospace & Defense - 1.74%
			B/E Aerospace Inc, Term Loan B
Insurance - 2.44%			4.00%, 11/19/2021(b)	$228	$228
Voya Financial Inc
5.65%, 05/15/2053(b)	345	320
			Automobile Manufacturers - 0.69%
			Navistar Inc, Term Loan B
Iron & Steel - 0.97%			6.50%, 08/06/2020(b)	105	90
Signode Industrial Group Lux SA/Signode
Industrial Group US Inc
6.38%, 05/01/2022(a)	150	127	Building Materials - 0.40%
			GYP Holdings III Corp, Term Loan B
			7.75%, 03/25/2022(b)	60	53
Media- 5.80%
Altice Finco SA
7.63%, 02/15/2025(a)	290	270	Chemicals - 7.59%
DISH DBS Corp			A Schulman Inc, Term Loan B
4.25%, 04/01/2018	355	358	4.00%, 05/11/2022(b)	134	127
WideOpenWest Finance LLC /			Aruba Investments Inc, Term Loan B
WideOpenWest Capital Corp			4.50%, 02/02/2022(b)	70	67
10.25%, 07/15/2019	145	132	Axiall Holdco Inc, Term Loan B
		$760	4.00%, 02/25/2022(b)	223	222
			Emerald Performance Materials LLC, Term
Metal Fabrication & Hardware - 0.91%			Loan
Wise Metals Intermediate Holdings LLC/Wise			7.75%, 07/22/2022(b)	265	248
Holdings Finance Corp			Ineos US Finance LLC, Term Loan B
9.75%, PIK 10.50%, 06/15/2019 (a),(d)	360	119	3.75%, 12/15/2020(b)	211	199
			Methanol Holdings Trinidad Ltd, Term Loan
Oil & Gas - 1.37%			B
EP Energy LLC / Everest Acquisition Finance			4.25%, 06/16/2022(b)	149	131
Inc					$994
7.75%, 09/01/2022	305	82	Computers - 0.50%
Halcon Resources Corp			Oberthur Technologies of America Corp,
9.75%, 07/15/2020	100	11	Term Loan B2
QEP Resources Inc			4.50%, 10/18/2019(b)	68	66
6.80%, 04/01/2018	95	86
		$179
			Diversified Financial Services - 1.14%
Packaging & Containers - 0.84%			Delos Finance Sarl, Term Loan B
Beverage Packaging Holdings Luxembourg II			3.50%, 02/26/2021(b)	150	149
SA / Beverage Packaging Holdings II
5.63%, 12/15/2016(a)	110	110
			Entertainment - 7.64%
			CCM Merger Inc, Term Loan B
			4.50%, 07/30/2021(b)	205	203

See accompanying notes.

Schedule of Investments
Dynamic High Yield Explorer Fund
February 29, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Entertainment (continued)			Oil & Gas Services - 2.41%
Eldorado Resorts Inc, Term Loan B			Navios Maritime Midstream Partners LP,
4.25%, 07/15/2022(b)	$299	$295	Term Loan B
Lions Gate Entertainment Corp, Term Loan			5.50%, 06/15/2020(b)	$358	$316
B
5.00%, 03/11/2022(b)	270	243
WMG Acquisition Corp, Term Loan B			Packaging & Containers - 1.50%
3.75%, 07/07/2020 (b)	271	259	Berry Plastics Group Inc, Term Loan F
			4.00%, 09/16/2022(b)	198	197
		$1,000

Food- 6.00%			Pharmaceuticals - Term 6.29%
B&G Foods Inc, Term Loan B			DPx Holdings BV,Loan B
3.75%, 10/21/2022(b)	355	354	4.25%, 01/22/2021(b)	148	140
JBS USA LLC, Term Loan B			Endo Luxembourg Finance I Co Sarl, Term
4.00%, 08/18/2022(b)	290	281
			Loan B
Pinnacle Foods Finance LLC, Term Loan I			3.75%, 06/24/2022(b)	235	232
3.75%, 01/13/2023(b)	150	151
			Grifols Worldwide Operations USA Inc, Term
		$786	Loan B
			3.44%, 03/05/2021(b)	172	172
Forest Products & Paper - 3.07%
Caraustar Industries Inc, Term Loan B			Valeant Pharmaceuticals International Inc,
8.00%, 05/01/2019(b)	362	344	Term Loan BD2
NewPage Corp, Term Loan B			3.50%, 02/13/2019(b)	200	187
9.50%, 02/05/2021(b)	236	58	Valeant Pharmaceuticals International Inc,
			Term Loan BF1
		$402	4.00%, 04/01/2022(b)	99	92
Healthcare - Products - 3.28%					$823
Kinetic Concepts Inc, Term Loan E1
4.50%, 05/04/2018(b)	209	204	REITS - 2.08%
Mallinckrodt International Finance SA, Term			iStar Inc, Term Loan A2
Loan B1			7.00%, 03/19/2017(b)	275	272
3.25%, 03/19/2021(b)	230	226
		$430	Retail - 7.01%
			Academy Ltd, Term Loan B
Healthcare - Services - 4.06%			5.00%, 06/16/2022(b)	141	130
Acadia Healthcare Co Inc, Term Loan B2
4.50%, 02/04/2023(b)	295	295	Dollar Tree Inc, Term Loan B2
			4.19%, 07/06/2022(b)	205	204
MPH Acquisition Holdings LLC, Term Loan
B			Michaels Stores Inc, Term Loan B
3.75%, 03/19/2021(b)	124	121	4.00%, 01/20/2028(b)	328	324
Radnet Management Inc, Term Loan B			PetSmart Inc, Term Loan B
4.27%, 10/10/2018(b)	118	115	5.14%, 03/11/2022(b)	269	260
		$531			$918

Insurance - 0.53%			Semiconductors - 4.50%
Asurion LLC, Term Loan			Avago Technologies Cayman Finance Ltd,
8.50%, 02/19/2021(b)	85	69	Term Loan B1
			4.25%, 11/11/2022(b)	400	394
			NXP BV, Term Loan B
Lodging - 2.02%			3.75%, 11/05/2020(b)	195	195
Hilton Worldwide Finance LLC, Term Loan					$589
B
0.00%, 09/23/2020(b),(e)	265	264	Software - 0.80%
			Evergreen Skills Lux Sarl, Term Loan
			3.75%, 04/08/2021(b)	111	105
Media- 1.09%
Univision Communications Inc, Term Loan			TOTAL SENIOR FLOATING RATE INTERESTS		$8,599
C4
4.00%, 03/01/2020(b)	148	143	Total Investments		$13,742
			Liabilities in Excess of Other Assets, Net - (4.94)%		$(647)
			TOTAL NET ASSETS - 100.00%		$13,095
Mining - 0.83%			(a)	Security exempt from registration under Rule 144A of the Securities Act of
FMG Resources August 2006 Pty Ltd, Term
Loan B			1933. These securities may be resold in transactions exempt from
4.25%, 06/30/2019(b)	141	108	registration, normally to qualified institutional buyers. At the end of the
			period, the value of these securities totaled $2,267 or 17.31% of net assets.
			(b)	Variable Rate. Rate shown is in effect at February 29, 2016.
Oil & Gas - 0.50%			(c)	Perpetual security. Perpetual securities pay an indefinite stream of
Drillships Financing Holding Inc, Term Loan			interest, but they may be called by the issuer at an earlier date.
B1			(d)	Payment in kind; the issuer has the option of paying additional securities
6.00%, 03/31/2021(b)	112	32	in lieu of cash.
Seadrill Operating LP, Term Loan B			(e)	This Senior Floating Rate Note will settle after February 29, 2016, at
4.00%, 02/12/2021(b)	84	34	which time the interest rate will be determined.
		$66

See accompanying notes.

Schedule of Investments
Dynamic High Yield Explorer Fund
February 29, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	22.74%
Consumer, Cyclical	19.70%
Basic Materials	12.46%
Financial	10.93%
Communications	10.81%
Exchange Traded Funds	10.11%
Industrial	7.22%
Technology	6.69%
Energy	4.28%
Liabilities in Excess of Other Assets, Net	(4.94)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments EDGE MidCap Fund February 29, 2016 (unaudited)

COMMON STOCKS - 97.00%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Airlines - 1.67%			REITS - 9.99%
Alaska Air Group Inc	35,963	$2,658	Alexandria Real Estate Equities Inc	29,119		$2,305
			Digital Realty Trust Inc	62,327		4,928
			Omega Healthcare Investors Inc	128,141		4,108
Banks - 2.53%			Tanger Factory Outlet Centers Inc	141,304		4,533
Cullen/Frost Bankers Inc	83,909	4,022				$15,874

			Retail - 3.00%
Beverages - 0.93%			lululemon athletica Inc (a)	66,540		4,174
Dr Pepper Snapple Group Inc	16,116	1,475	Tiffany & Co	9,014		586
						$4,760
Chemicals - 6.92%
Cabot Corp	37,548	1,672	Savings & Loans - 2.39%
HB Fuller Co	114,052	4,390	Washington Federal Inc	179,387		3,801
Valspar Corp/The	63,050	4,933
		$10,995	Semiconductors - 3.53%
			Microchip Technology Inc	125,922		5,602
Commercial Services - 2.44%
Aaron's Inc	168,428	3,872
			Software - 7.49%
			Fair Isaac Corp	56,627		5,635
Consumer Products - 2.98%
Tumi Holdings Inc (a)	240,414	4,748	Fidelity National Information Services Inc	39,863		2,322
			j2 Global Inc	54,073		3,952
						$11,909
Diversified Financial Services - 3.45%
FNF Group	165,496	5,459	Toys, Games & Hobbies - 3.27%
			Hasbro Inc	68,589		5,204

Electric - 6.70%
Eversource Energy	92,602	5,028	Transportation - 5.36%
WEC Energy Group Inc	99,747	5,621	Expeditors International of Washington Inc	92,847		4,251
			Kirby Corp (a)	75,198		4,257
		$10,649				$8,508
Electrical Components & Equipment - 1.88%			TOTAL COMMON STOCKS			$154,090
Energizer Holdings Inc	76,820	2,991	INVESTMENT COMPANIES - 2.56%	Shares Held	Value(000	's)

			Publicly Traded Investment Fund - 2.56%
Electronics - 3.75%			Morgan Stanley Institutional Liquidity Funds -	4,060,387		4,060
Arrow Electronics Inc (a)	104,260	5,959	Government Portfolio

Environmental Control - 2.60%			TOTAL INVESTMENT COMPANIES			$4,060
Waste Connections Inc	66,918	4,127	Total Investments			$158,150
			Other Assets in Excess of Liabilities, Net - 0.44%			$692
			TOTAL NET ASSETS - 100.00%			$158,842
Food - 2.96%
B&G Foods Inc	135,732	4,695	(a) Non-Income Producing Security

Hand & Machine Tools - 3.29%
Lincoln Electric Holdings Inc	70,545	3,850	Portfolio Summary (unaudited)
Snap-on Inc	9,573	1,385	Sector			Percent
		$5,235	Financial			21.43%
			Industrial			16.88%
Healthcare - Products - 5.54%			Consumer, Non-cyclical			16.44%
Edwards Lifesciences Corp (a)	28,776	2,504
			Consumer, Cyclical			11.68%
Teleflex Inc	29,757	4,249
Varian Medical Systems Inc (a)	26,244	2,053	Technology			11.02%
			Basic Materials			6.92%
		$8,806	Utilities			6.70%
Healthcare - Services - 1.59%			Energy			5.93%
Universal Health Services Inc	22,847	2,522	Exchange Traded Funds			2.56%
			Other Assets in Excess of Liabilities, Net			0.44%
			TOTAL NET ASSETS			100.00%
Housewares - 1.24%
Tupperware Brands Corp	39,356	1,966

Insurance - 3.07%
Markel Corp (a)	5,683	4,869

Office Furnishings - 2.50%
HNI Corp	117,493	3,972

Oil & Gas - 5.93%
Cimarex Energy Co	46,126	3,876
Helmerich & Payne Inc	36,944	1,957
HollyFrontier Corp	105,823	3,579
		$9,412

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

COMMON STOCKS - 39.52%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.11%			Automobile Parts & Equipment (continued)
DKSH Holding AG (a)	86	$6	Takata Corp	26,300	$115
Gendai Agency Inc	8,700	43	Tokai Rika Co Ltd	18,300	360
Interpublic Group of Cos Inc/The (b)	34,915	747	Toyo Tire & Rubber Co Ltd	52,140	791
Omnicom Group Inc (b)	30,130	2,344	Toyoda Gosei Co Ltd	28,700	549
Relia Inc	16,500	145	Toyota Industries Corp	11,865	499
		$3,285	TPR Co Ltd	2,600	63
			TS Tech Co Ltd	4,000	89
Aerospace & Defense - 0.88%					$13,065
AAR Corp (b)	21,210	452
Boeing Co/The (b)	17,350	2,050	Banks - 1.83%
Cobham PLC	229,542	821	Alpha Bank AE (a)	118,710	204
Finmeccanica SpA (a)	99,548	1,025	Banca Popolare dell'Emilia Romagna SC	13,976	71
General Dynamics Corp (b)	18,010	2,454	Banca Popolare di Milano Scarl	683,579	470
Harris Corp (b)	26,840	2,094	Banco Popolare SC	38,379	313
IHI Corp	100,000	178	Banco Santander SA	28,056	114
Jamco Corp	6,000	133	Bank of America Corp	387,145	4,847
Lockheed Martin Corp (b)	26,169	5,647	Bank of New York Mellon Corp/The (b)	67,720	2,397
MTU Aero Engines AG	1,047	95	Bank of the Ozarks Inc	12,030	455
Northrop Grumman Corp (b)	21,660	4,163	Bankinter SA	21,557	142
Raytheon Co (b)	12,450	1,542	BBCN Bancorp Inc (b)	59,980	858
Rockwell Collins Inc (b)	6,488	568	BNP Paribas SA	21,627	1,009
TransDigm Group Inc (a)	4,224	902	CaixaBank SA	245,266	700
United Technologies Corp	42,492	4,106	CIT Group Inc	63,838	1,903
		$26,230	Citigroup Inc	54,570	2,120
			Community Bank System Inc (b)	13,500	500
Agriculture - 0.36%			Cullen/Frost Bankers Inc	4,343	208
Altria Group Inc (b)	54,170	3,335	Danske Bank A/S	4,118	112
Bunge Ltd	23,200	1,154	DNB ASA	16,318	188
Philip Morris International Inc (b)	44,370	4,039	East West Bancorp Inc (b)	27,800	833
Reynolds American Inc (b)	37,300	1,881	EFG International AG (a)	78,281	480
Swedish Match AB	7,565	243	Eighteenth Bank Ltd/The	21,000	47
		$10,652	Eurobank Ergasias SA (a)	280,603	175
			Fifth Third Bancorp (b)	180,960	2,761
Airlines - 0.11%
Aegean Airlines SA	40,998	300	FinecoBank Banca Fineco SpA	1,941	15
American Airlines Group Inc	3,885	159	First Citizens BancShares Inc/NC	2,327	545
Deutsche Lufthansa AG (a)	14,386	214	First Midwest Bancorp Inc/IL (b)	46,011	768
Japan Airlines Co Ltd	15,139	542	First Republic Bank/CA	16,004	985
SkyWest Inc (b)	38,753	700	FirstMerit Corp	30,085	591
Spirit Airlines Inc (a)	27,600	1,318	Goldman Sachs Group Inc/The	7,500	1,121
United Continental Holdings Inc (a)	3,005	172	Huntington Bancshares Inc/OH (b)	415,181	3,633
		$3,405	Intesa Sanpaolo SpA	21,872	55
			JPMorgan Chase & Co (b)	35,090	1,975
Apparel - 0.14%			Jyske Bank A/S (a)	2,300	100
Adidas AG	472	50	KBC Groep NV	2,365	125
Deckers Outdoor Corp (a)	20,100	1,137	M&T Bank Corp	28,736	2,947
Moncler SpA	10,218	158	Mediobanca SpA	28,949	196
NIKE Inc	46,426	2,859	Mitsubishi UFJ Financial Group Inc	401,258	1,732
		$4,204	Mizuho Financial Group Inc	599,900	885
			Morgan Stanley	2,447	60
Automobile Manufacturers - 0.15%			National Penn Bancshares Inc (b)	89,931	1,001
Fiat Chrysler Automobiles NV	23,957	164	OFG Bancorp	34,849	203
Hino Motors Ltd	52,200	527	Oita Bank Ltd/The	31,000	95
Honda Motor Co Ltd	48,000	1,234	PNC Financial Services Group Inc/The (b)	57,310	4,660
Isuzu Motors Ltd	53,710	537	Prosperity Bancshares Inc (b)	7,440	301
Mitsubishi Motors Corp	62,300	444	Regions Financial Corp (b)	47,480	357
PACCAR Inc	28,696	1,478	Shinsei Bank Ltd	149,000	177
		$4,384	State Street Corp (b)	12,470	683
Automobile Parts & Equipment - 0.44%			Sumitomo Mitsui Financial Group Inc	35,000	982
Aisan Industry Co Ltd	25,400	201	SunTrust Banks Inc (b)	17,540	582
Allison Transmission Holdings Inc	55,918	1,324	Synovus Financial Corp (b)	23,630	628
Continental AG (b)	206	41	Talmer Bancorp Inc	15,816	266
Daikyonishikawa Corp	36,680	535	TCF Financial Corp (b)	39,990	454
Delphi Automotive PLC	25,745	1,717	Texas Capital Bancshares Inc (a)	18,760	607
Exedy Corp	25,310	505	Tochigi Bank Ltd/The	32,000	119
Georg Fischer AG	103	70	Tokyo TY Financial Group Inc	10,823	246
Hella KGaA Hueck & Co	2,724	106	Trustmark Corp (b)	10,300	225
Johnson Controls Inc (b)	10,330	377	UBS Group AG	88,450	1,351
Keihin Corp	35,500	488	UniCredit SpA	58,008	215
Mobileye NV (a)	37,365	1,213	Unione di Banche Italiane SpA	36,204	139
Motorcar Parts of America Inc (a),(b)	40,120	1,384	US Bancorp (b)	8,610	332
NGK Spark Plug Co Ltd	21,180	395	Wells Fargo & Co (b)	78,196	3,669
Nissin Kogyo Co Ltd	31,700	397	Wilshire Bancorp Inc (b)	86,182	848
Rheinmetall AG	19,934	1,416	Yamanashi Chuo Bank Ltd/The	26,000	92
Sumitomo Electric Industries Ltd	35,900	430			$54,872

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Beverages - 0.93%			Chemicals (continued)
Anheuser-Busch InBev SA/NV	1,993	$223	Mitsui Chemicals Inc	80,640	$263
Asahi Group Holdings Ltd	6,110	179	Monsanto Co (b)	4,130	372
C&C Group PLC	104,915	392	Mosaic Co/The (b)	101,800	2,713
Coca-Cola Co/The (b)	155,655	6,714	Nippon Shokubai Co Ltd	2,460	123
Coca-Cola East Japan Co Ltd	14,400	249	Nitto Denko Corp	7,000	371
Coca-Cola Enterprises Inc	9,970	484	Platform Specialty Products Corp (a)	199,031	1,411
Dr Pepper Snapple Group Inc (b)	21,782	1,994	Potash Corp of Saskatchewan Inc	81,983	1,389
Heineken NV	96,066	7,709	PPG Industries Inc (b)	4,210	406
Keurig Green Mountain Inc	12,970	1,192	Praxair Inc (b),(c)	32,872	3,346
Molson Coors Brewing Co	11,631	992	RPM International Inc (b)	40,500	1,654
Monster Beverage Corp (a)	26,674	3,348	Sherwin-Williams Co/The (b)	7,756	2,098
PepsiCo Inc (b)	43,110	4,217	Shin-Etsu Chemical Co Ltd	11,985	602
Sapporo Holdings Ltd	37,184	169	Sumitomo Bakelite Co Ltd	87,720	361
		$27,862	Symrise AG	1,067	68
			Syngenta AG	24,481	9,804
Biotechnology - 0.29%			Teijin Ltd	44,000	142
Alder Biopharmaceuticals Inc (a)	26,001	494
Alnylam Pharmaceuticals Inc (a),(c)	5,644	330	Tokyo Ohka Kogyo Co Ltd	3,568	94
Amgen Inc (b)	2,650	377	Umicore SA	1,382	62
			Valspar Corp/The (b)	14,460	1,131
Biogen Inc (a),(c)	4,640	1,204
Five Prime Therapeutics Inc (a)	7,152	233	Yara International ASA	2,636	102
Gilead Sciences Inc (b)	32,580	2,843			$87,101
Illumina Inc (a)	3,789	569	Commercial Services - 1.29%
Incyte Corp (a)	10,393	764	Adecco SA (a)	4,169	241
Regeneron Pharmaceuticals Inc (a),(b)	4,081	1,567	ADT Corp/The	202,809	8,188
United Therapeutics Corp (a),(b)	1,970	240	Advisory Board Co/The (a)	10,086	297
Vertex Pharmaceuticals Inc (a)	2,540	217	American Public Education Inc (a),(b)	13,383	207
		$8,838	Apollo Education Group Inc (a)	19,275	158
			Atlantia SpA	3,940	97
Building Materials - 0.62%			Automatic Data Processing Inc	19,226	1,628
BRAAS Monier Building Group SA	53,388	1,217	Benesse Holdings Inc	10,000	304
Builders FirstSource Inc (a)	37,927	301	CDI Corp (b)	9,595	47
Bunka Shutter Co Ltd	14,700	118	Cintas Corp (b)	38,670	3,248
Cie de Saint-Gobain	38,903	1,503	CoStar Group Inc (a)	21,684	3,839
CRH PLC	59,156	1,517	Ellaktor SA (a)	54,585	69
Fortune Brands Home & Security Inc	54,150	2,719	Equifax Inc (b)	9,720	1,019
Geberit AG	201	72	FTI Consulting Inc (a)	5,560	183
HeidelbergCement AG (b)	1,332	98	Gartner Inc (a),(b)	10,250	845
Italcementi SpA	62,309	699	HealthEquity Inc (a),(b)	44,070	918
LafargeHolcim Ltd (a)	25,816	1,016
			Heartland Payment Systems Inc	13,083	1,224
Lennox International Inc	21,348	2,758	Hertz Global Holdings Inc (a)	137,362	1,168
Louisiana-Pacific Corp (a)	93,486	1,486
Masonite International Corp (a)	3,220	185	ISS A/S	4,529	158
			Kyoritsu Maintenance Co Ltd	400	30
Norbord Inc	147,388	2,423	LifeLock Inc (a)	29,511	326
Sanwa Holdings Corp	38,700	247	Macquarie Infrastructure Corp	5,988	366
Sika AG	102	387	McGraw Hill Financial Inc (c)	7,149	642
Taiheiyo Cement Corp	198,500	422	Moody's Corp (b)	27,362	2,430
Wienerberger AG	80,122	1,416	Nielsen Holdings PLC (b)	24,310	1,224
		$18,584	Outsourcing Inc	10,800	297
Chemicals - 2.91%			QinetiQ Group PLC	160,722	518
Air Products & Chemicals Inc (b)	112,204	14,864	Randstad Holding NV	1,769	91
Airgas Inc	181,706	25,715	Recruit Holdings Co Ltd	13,750	408
Akzo Nobel NV (b)	70,771	4,156	Securitas AB	15,330	229
Ashland Inc (b)	30,113	2,869	SEI Investments Co (b),(c)	22,543	860
Brenntag AG (b)	4,973	240	Service Corp International/US (b)	87,300	2,053
CF Industries Holdings Inc (b)	113,020	4,120	TechnoPro Holdings Inc	35,444	957
Clariant AG (a)	4,355	73	Temp Holdings Co Ltd	14,800	189
Daicel Corp	26,303	336	Total System Services Inc (b)	89,470	3,899
Dow Chemical Co/The (b)	19,609	953	USG People NV	18,093	337
Eastman Chemical Co (b)	8,390	538			$38,694
Ecolab Inc (b)	3,310	339
EI du Pont de Nemours & Co (b)	11,756	716	Computers - 1.41%
			Accenture PLC - Class A	20,021	2,007
Evonik Industries AG	1,151	35	Apple Inc (b)	49,495	4,786
Fujimi Inc	9,100	99	Bell System24 Holdings Inc	20,900	185
Givaudan SA	73	136	CSRA Inc (b)	50,768	1,317
Hitachi Chemical Co Ltd	21,600	351	EMC Corp/MA (b)	806,871	21,084
International Flavors & Fragrances Inc (b)	14,340	1,481
			Ferrotec Corp	26,300	261
JSR Corp	48,600	681	Fujitsu Ltd	531,695	1,945
Koninklijke DSM NV	3,272	161	Hewlett Packard Enterprise Co (b)	64,140	851
LANXESS AG	1,783	74	International Business Machines Corp (b)	17,343	2,273
Lonza Group AG (a)	6,887	1,043
LyondellBasell Industries NV (b)	18,260	1,465	Itochu Techno-Solutions Corp	20,700	414
			Japan Digital Laboratory Co Ltd	13,800	183
Methanex Corp	4,540	144	Manhattan Associates Inc (a)	6,829	377

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electric (continued)
Melco Holdings Inc	17,300	$352	Avangrid Inc	29,025	$1,126
NET One Systems Co Ltd	62,500	333	Cleco Corp (b)	31,390	1,440
NetApp Inc	31,230	776	DTE Energy Co (b)	17,590	1,480
Nomura Research Institute Ltd	7,638	261	Duke Energy Corp (b)	19,570	1,454
Obic Co Ltd	13,220	657	E.ON SE	11,401	103
Pure Storage Inc (a)	1,056	15	Edison International (b)	23,523	1,603
Pure Storage Inc - Class B (a),(d),(e),(f)	8,348	120	Empire District Electric Co/The	6,260	205
SanDisk Corp	10,519	760	Endesa SA (b)	44,170	796
SCSK Corp	22,747	873	Enel Green Power SpA	4,273	8
Seagate Technology PLC	6,200	194	Enel Green Power SpA - Rights (a),(d),(f)	4,255	—
TDK Corp	7,005	365	Enel SpA	80,017	320
Virtusa Corp (a),(b)	10,650	377	Entergy Corp (b)	4,390	317
Western Digital Corp	19,420	845	FirstEnergy Corp (b)	23,540	788
Wincor Nixdorf AG (a)	10,060	510	Hawaiian Electric Industries Inc (b)	41,988	1,233
		$42,121	Hera SpA	17,282	49
			Iberdrola SA (b)	42,574	274
Consumer Products - 0.30%			ITC Holdings Corp	12,503	508
Avery Dennison Corp (b)	16,020	1,043
Church & Dwight Co Inc (b)	32,187	2,921	Pepco Holdings Inc	89,644	2,347
Clorox Co/The (b)	15,190	1,920	Red Electrica Corp SA	3,578	283
			Southern Co/The (b)	52,340	2,522
Jarden Corp (a),(b)	38,554	2,039	Talen Energy Corp (a),(b)	75,884	482
Kimberly-Clark Corp	2,330	304	TECO Energy Inc	56,339	1,548
Reckitt Benckiser Group PLC	2,000	182	Terna Rete Elettrica Nazionale SpA	18,771	98
Samsonite International SA	161,710	471			$21,249
		$8,880
			Electrical Components & Equipment - 0.24%
Cosmetics & Personal Care - 0.33%			Advanced Energy Industries Inc (a),(b)	12,910	385
Beiersdorf AG	3,312	287	Capstone Turbine Corp (a)	17,776	21
Colgate-Palmolive Co (b)	77,586	5,092
			Funai Electric Co Ltd	37,900	327
Coty Inc	13,365	381	Gamesa Corp Tecnologica SA	17,148	323
Estee Lauder Cos Inc/The	8,207	749	Generac Holdings Inc (a)	67,073	2,330
Kose Corp	8,048	692	GS Yuasa Corp	46,000	188
Lion Corp	17,494	185	Legrand SA	11,384	566
Procter & Gamble Co/The (b)	25,095	2,015
			Nissin Electric Co Ltd	3,000	27
Svenska Cellulosa AB SCA	14,313	427	OSRAM Licht AG	10,369	484
		$9,828	Prysmian SpA	8,768	178
Distribution & Wholesale - 0.19%			Schneider Electric SE	15,709	936
Fastenal Co	89,833	4,069	SunPower Corp (a)	38,991	921
Genuine Parts Co (b)	7,250	654	Ushio Inc	30,700	422
Ingram Micro Inc	9,001	322			$7,108
Trusco Nakayama Corp	11,700	418	Electronics - 0.40%
Yondoshi Holdings Inc	14,700	323	Arrow Electronics Inc (a)	21,848	1,249
		$5,786	Gentex Corp (b)	156,155	2,274
Diversified Financial Services - 0.66%			Hitachi High-Technologies Corp	14,310	380
AerCap Holdings NV (a)	11,924	426	Honeywell International Inc	24,449	2,478
American Express Co	41,988	2,334	Horiba Ltd	3,900	128
Ameriprise Financial Inc (b)	15,370	1,290	Hosiden Corp	57,900	344
BlackRock Inc	6,307	1,968	Hoya Corp	6,100	220
Element Comm Aviation (a),(d),(f)	280	2,744	IMAX Corp (a)	2,025	60
FNF Group	8,100	267	Iriso Electronics Co Ltd	1,550	62
GAM Holding AG (a)	17,600	251	Japan Aviation Electronics Industry Ltd	29,882	311
Hellenic Exchanges - Athens Stock Exchange	128,276	633	Kuroda Electric Co Ltd	21,900	298
SA			Kyocera Corp	3,350	147
Invesco Ltd (b)	7,830	209	Minebea Co Ltd	30,906	227
Japan Exchange Group Inc	39,165	607	Mitsumi Electric Co Ltd	20,000	91
Julius Baer Group Ltd (a)	19,373	773	Newport Corp (a)	14,926	340
Kenedix Inc	54,700	226	Nichicon Corp	56,800	367
LendingClub Corp (a)	51,666	451	Nippon Ceramic Co Ltd	16,100	266
MarketAxess Holdings Inc	5,863	695	SCREEN Holdings Co Ltd	116,000	861
MasterCard Inc (b)	29,310	2,548	Tokyo Seimitsu Co Ltd	24,200	453
Mitsubishi UFJ Lease & Finance Co Ltd	65,300	282	Tyco International Plc	4,797	169
OneMain Holdings Inc (a)	14,669	331	Waters Corp (a),(b)	11,250	1,353
Partners Group Holding AG	856	310			$12,078
Raymond James Financial Inc	4,745	208
Santander Consumer USA Holdings Inc (a)	32,901	337	Energy - Alternate Sources - 0.03%
			Green Plains Inc (b)	18,120	247
Visa Inc (b)	32,180	2,330
			Pattern Energy Group Inc	11,985	204
Zenkoku Hosho Co Ltd	21,580	643	REX American Resources Corp (a),(b)	2,976	150
		$19,863	SolarCity Corp (a)	8,535	157
Electric - 0.71%			Vestas Wind Systems A/S	1,132	76
A2A SpA	136,427	156			$834
Ameren Corp (b)	26,230	1,231
American Electric Power Co Inc (b)	14,220	878	Engineering & Construction - 0.20%
			Abengoa SA	767,892	115

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Engineering & Construction (continued)			Food (continued)
Acciona SA	698	$53	United Super Markets Holdings Inc	12,300	$104
ACS Actividades de Construccion y Servicios	8,393	217	WhiteWave Foods Co/The (a),(b)	13,637	528
SA (b)			Yamazaki BakingCo Ltd	7,770	147
Balfour Beatty PLC (a)	237,438	827	Yaoko Co Ltd	3,615	139
Boskalis Westminster	6,359	231			$39,882
Ferrovial SA (b)	6,124	118
Flughafen Zuerich AG	439	348	Forest Products & Paper - 0.05%
HOCHTIEF AG	2,401	260	BillerudKorsnas AB	3,298	52
Kyudenko Corp	33,000	726	International Paper Co	9,260	330
NCC AB	116	4	Smurfit Kappa Group PLC	34,521	796
Nippon Densetsu Kogyo Co Ltd	20,700	402	Stora Enso OYJ	1,288	11
Obayashi Corp	25,564	233	UPM-Kymmene OYJ	11,532	195
Skanska AB	17,246	367			$1,384
Tecnicas Reunidas SA	405	11	Gas - 0.29%
Tokyu Construction Co Ltd	26,200	187	AGL Resources Inc	24,195	1,564
Toshiba Plant Systems & Services Corp	15,500	172	CenterPoint Energy Inc (b)	74,810	1,394
Toyo Engineering Corp	148,000	362	Enagas SA (b)	17,358	487
Vinci SA	17,603	1,216	NiSource Inc (b)	27,830	598
		$5,849	Piedmont Natural Gas Co Inc	19,066	1,133
			Questar Corp	22,441	556
Entertainment - 0.06%			Snam SpA (b)	31,829	171
Avex Group Holdings Inc	17,000	196	UGI Corp (b)	74,749	2,763
OPAP SA	99,527	661
Pinnacle Entertainment Inc (a),(b)	29,157	843			$8,666
		$1,700	Hand & Machine Tools - 0.10%
			DMG Mori Co Ltd	6,900	61
Environmental Control - 0.48%			Snap-on Inc (b)	6,870	994
Clean Harbors Inc (a)	68,883	2,934
			Stanley Black &Decker Inc (b)	19,918	1,873
Daiseki Co Ltd	5,400	83
METAWATER Co Ltd	4,500	98			$2,928
Progressive Waste Solutions Ltd	34,230	1,024	Healthcare - Products - 0.88%
Republic Services Inc (b)	120,498	5,507	Abbott Laboratories (b)	20,170	781
Stericycle Inc (a)	7,796	888	Affymetrix Inc (a)	23,278	327
Waste Connections Inc	14,009	864	Alere Inc (a)	20,093	1,071
Waste Management Inc (b)	51,640	2,884	Asahi Intecc Co Ltd	19,143	891
		$14,282	Becton Dickinson and Co	27,338	4,031
			CR Bard Inc (b)	8,786	1,690
Food - 1.33%			Danaher Corp (b)	37,592	3,356
Ajinomoto Co Inc	13,832	339	Edwards Lifesciences Corp (a)	8,107	705
Ariake Japan Co Ltd	3,835	211	Hologic Inc (a),(b)	115,870	4,013
Aryzta AG (a)	3,279	156
			Intuitive Surgical Inc (a)	2,889	1,627
Belc Co Ltd	6,664	229
Campbell Soup Co (b)	23,929	1,478	Medtronic PLC	30,542	2,364
ConAgra Foods Inc	15,950	671	Olympus Corp	16,240	592
Delhaize Group	15,450	1,562	Shimadzu Corp	17,500	273
Diamond Foods Inc (a),(f)	6,371	239	Sirona Dental Systems Inc (a)	14,066	1,545
Distribuidora Internacional de Alimentacion	13,160	66	Sonova Holding AG	346	42
SA (a)			Straumann Holding AG	792	256
			Stryker Corp (b)	13,250	1,323
Ebro Foods SA	6,452	132
			Sysmex Corp	8,513	525
Ezaki Glico Co Ltd	5,800	310	Thermo Fisher Scientific Inc (b)	7,610	983
General Mills Inc (b)	45,490	2,677
Greencore Group PLC	164,135	866			$26,395
Hershey Co/The (b)	46,066	4,187
			Healthcare - Services - 1.20%
Hormel Foods Corp (b)	36,097	1,534	Acadia Healthcare Co Inc (a)	15,559	862
Ingredion Inc (b)	5,440	551	Ain Holdings Inc	13,110	596
Itoham Foods Inc	25,000	159	Anthem Inc (b)	22,879	2,990
Kellogg Co (b)	25,520	1,889	Cigna Corp (b)	48,026	6,705
Kesko OYJ	10,619	415	CMIC Holdings Co Ltd	13,400	172
Kikkoman Corp	17,701	582	Community Health Systems Inc (a)	15,380	233
Koninklijke Ahold NV	21,740	476	DaVita HealthCare Partners Inc (a),(b)	17,980	1,186
Kraft Heinz Co/The	178,018	13,711	Envision Healthcare Holdings Inc (a)	44,655	982
MEIJI Holdings Co Ltd	7,669	615	EPS Holdings Inc	13,600	169
METRO AG	3,310	81	HCA Holdings Inc (a),(b)	24,480	1,694
Mondelez International Inc	65,426	2,652	Health Net Inc/CA (a)	45,903	2,856
Morinaga & Co Ltd/Japan	34,247	192	Humana Inc (b)	56,216	9,949
Nomad Foods Ltd (a)	83,981	657	Laboratory Corp of America Holdings (a)	13,147	1,444
Orkla ASA	35,948	296	MEDNAX Inc (a),(b)	17,830	1,195
Post Holdings Inc (a)	15,460	1,074	RHOEN-KLINIKUM AG	6,634	196
Safeway, Inc. - CVR - Casa Ley (a),(f)	11,050	—	UnitedHealth Group Inc (b)	40,525	4,826
Safeway, Inc. - CVR - Property Development	11,050	—			$36,055
Centers (a),(d),(f)
Seven & i Holdings Co Ltd	15,100	602	Home Builders - 0.41%
Sonae SGPS SA	34,514	36	Cairn Homes PLC (a)	1,155,795	1,459
Suedzucker AG	21,209	319	CalAtlantic Group Inc	55,830	1,694
			Iida Group Holdings Co Ltd	24,137	442

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Builders (continued)			Internet - 1.38%
M/I Homes Inc (a)	13,930	$245	Alphabet Inc - A Shares (a)	2,183	$1,566
NVR Inc (a),(b)	3,804	6,227	Alphabet Inc - C Shares (a)	8,117	5,664
PulteGroup Inc (c)	111,828	1,922	Amazon.com Inc (a),(b)	12,431	6,869
TRI Pointe Group Inc (a)	29,870	308	Blucora Inc (a),(b)	44,720	275
		$12,297	comScore Inc (a)	59	2
			Corindus Vascular Robotics Inc (a)	366,367	495
Home Furnishings - 0.19%			CyberAgent Inc	4,300	176
Alpine Electronics Inc	16,000	181	Digital Garage Inc	14,300	222
Electrolux AB	52,137	1,222	Dip Corp	19,662	369
Harman International Industries Inc	8,433	647	eBay Inc (a)	7,560	180
Hoshizaki Electric Co Ltd	2,100	162	en-japan Inc	9,800	280
Leggett & Platt Inc (b)	55,580	2,482
Pioneer Corp (a)	199,900	457	Expedia Inc	4,980	518
			Facebook Inc (a)	52,354	5,598
Universal Electronics Inc (a),(b)	7,886	419
			Gree Inc	77,400	365
		$5,570	Klarna Holding AB (a),(d),(e),(f)	808	91
			Liquidity Services Inc (a),(b)	32,430	151
Housewares - 0.09%
Newell Rubbermaid Inc (b)	71,500	2,718	Priceline Group Inc/The (a)	2,672	3,381
			Proto Corp	5,900	73
			Quotient Technology Inc (a)	78,773	685
Insurance - 2.20%			Rakuten Inc	19,100	182
Ageas	5,055	187	Rocket Internet SE (a),(g)	524	12
Alleghany Corp (a),(c)	2,017	936	Symantec Corp (b)	283,040	5,465
Allianz SE	268	40	TripAdvisor Inc (a)	6,145	385
American Equity Investment Life Holding Co	132,062	1,796	United Internet AG	5,156	251
(b)			Yahoo! Inc (a)	209,105	6,647
American Financial Group Inc/OH (b)	27,794	1,864	Zillow Group Inc - A Shares (a)	11,007	255
American International Group Inc (c)	56,669	2,845	Zillow Group Inc - C Shares (a)	60,318	1,303
Aon PLC (b)	21,432	2,042
Arthur J Gallagher & Co (b)	93,161	3,712			$41,460
Aspen Insurance Holdings Ltd (b)	46,870	2,095	Iron & Steel - 0.08%
Assured Guaranty Ltd	16,072	399	Aichi Steel Corp	23,000	86
Baloise Holding AG	2,177	274	Chubu Steel Plate Co Ltd	16,600	74
Berkshire Hathaway Inc - Class B (a)	11,367	1,525	Japan Steel Works Ltd/The	135,000	446
Brown & Brown Inc	11,524	372	Kobe Steel Ltd	59,000	45
Chubb Ltd (b)	64,343	7,433	Kyoei Steel Ltd	21,900	335
Cincinnati Financial Corp (b)	10,700	676	Outokumpu OYJ (a)	25,730	87
Dai-ichi Life Insurance Co Ltd/The	48,000	581	Salzgitter AG	4,245	97
Everest Re Group Ltd (b)	19,020	3,540	Tokyo Steel Manufacturing Co Ltd	86,800	555
Fairfax Financial Holdings Ltd	3,999	2,114	Yamato Kogyo Co Ltd	18,600	384
Genworth Financial Inc (a)	256,590	544	Yodogawa Steel Works Ltd	11,300	241
Gjensidige Forsikring ASA	6,990	110			$2,350
Hannover Rueck SE	4,650	477
Hartford Financial Services Group Inc/The (b)	22,372	942	Leisure Products & Services - 0.09%
HCI Group Inc (b)	45,060	1,583	Amer Sports Oyj	935	26
Helvetia Holding AG	93	49	Harley-Davidson Inc	28,155	1,216
Markel Corp (a)	4,167	3,570	HIS Co Ltd	3,000	85
Marsh & McLennan Cos Inc (b)	73,184	4,175	Shimano Inc	2,724	426
Muenchener Rueckversicherungs-Gesellschaft	474	93	TUI AG	55,696	827
AG in Muenchen					$2,580
Navigators Group Inc/The (a),(b)	6,945	562
			Lodging - 0.16%
NN Group NV	8,019	247	Diamond Resorts International Inc (a)	58,718	1,279
PartnerRe Ltd	6,406	899	Interval Leisure Group Inc (b)	17,890	232
Poste Italiane SpA (a),(g)	7,308	49	Las Vegas Sands Corp	7,645	369
ProAssurance Corp (b)	9,800	483	Resorttrust Inc	12,500	288
Progressive Corp/The (b)	34,401	1,098	Starwood Hotels & Resorts Worldwide Inc	2,362	163
Reinsurance Group of America Inc	26,418	2,380	Wyndham Worldwide Corp (b),(c)	33,904	2,470
RenaissanceRe Holdings Ltd (b)	22,585	2,557			$4,801
Saga PLC	237,448	626
Sony Financial Holdings Inc	34,185	477	Machinery - Construction & Mining - 0.07%
StanCorp Financial Group Inc	14,294	1,642	Caterpillar Inc (b)	31,840	2,156
Swiss Life Holding AG (a)	4,833	1,177
Swiss Re AG	7,249	643	Machinery - Diversified - 0.26%
T&D Holdings Inc	109,228	1,078	Daifuku Co Ltd	15,000	237
Talanx AG	3,267	93	Denyo Co Ltd	16,800	172
Tokio Marine Holdings Inc	12,045	420	Fuji Machine Manufacturing Co Ltd	6,300	63
Topdanmark A/S (a)	847	20	GEA Group AG	2,825	124
Torchmark Corp (b)	30,815	1,578	Hisaka Works Ltd	18,700	127
Travelers Cos Inc/The (b)	39,340	4,230	Husqvarna AB	82,403	522
Unipol Gruppo Finanziario SpA	64,425	238	IDEX Corp (b)	33,792	2,540
UnipolSai SpA	105,448	216	KION Group AG	4,630	230
White Mountains Insurance Group Ltd	1,505	1,154	Krones AG	180	19
		$65,841	MAN SE	2,832	291
			Metso OYJ	1,468	32

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Diversified (continued)			Oil & Gas (continued)
Middleby Corp/The (a)	16,919	$1,567	Galp Energia SGPS SA	16,080	$176
Miura Co Ltd	10,668	172	HollyFrontier Corp (b)	100,250	3,390
OC Oerlikon Corp AG (a)	27,637	270	Imperial Oil Ltd	64,800	2,065
Sumitomo Heavy Industries Ltd	115,000	474	Inpex Corp	82,400	594
Toshiba Machine Co Ltd	108,000	342	Japan Petroleum Exploration Co Ltd	17,700	380
Xylem Inc/NY (b)	13,700	513	Karoon Gas Australia Ltd (a)	200,778	203
Zuiko Corp	4,130	143	Marathon Petroleum Corp (b)	22,399	767
		$7,838	Newfield Exploration Co (a)	32,615	888
			OGX Petroleo e Gas SA ADR(a)	26,974	5
Media - 1.73%			Phillips 66 (b)	13,220	1,050
Axel Springer SE	1,271	64	Pioneer Natural Resources Co	27,118	3,269
Cablevision Systems Corp	52,087	1,694	Repsol SA (b)	10,619	109
CBS Corp (b)	33,100	1,601	Rowan Cos Plc (b)	49,660	662
Charter Communications Inc (a)	400	72
Comcast Corp - Class A (b)	78,229	4,516	Suncor Energy Inc	18,852	461
			Tesoro Corp (b)	43,310	3,494
DISH Network Corp (a)	99,010	4,666	Valero Energy Corp (b)	20,960	1,259
FactSet Research Systems Inc (b)	22,158	3,335
Media General Inc (a)	44,429	738			$28,019
Mediaset Espana Comunicacion SA	21,269	229	Oil & Gas Services - 0.41%
New York Times Co/The (b)	83,270	1,047	Baker Hughes Inc (b)	35,670	1,529
Nippon Television Holdings Inc	51,850	887	Cameron International Corp (a)	19,036	1,248
NOS SGPS SA	21,391	148	FMC Technologies Inc (a)	27,810	682
ProSiebenSat.1 Media SE	5,264	269	Fugro NV (a)	9,280	160
TEGNA Inc (b)	68,180	1,680	Halliburton Co	95,587	3,086
Time Warner Cable Inc (b)	133,406	25,462	National Oilwell Varco Inc (b)	98,610	2,886
TV Asahi Holdings Corp	12,300	220	Schlumberger Ltd (b)	36,430	2,613
Viacom Inc - B Shares (b)	39,410	1,452	Subsea 7 SA (a)	25,512	161
Walt Disney Co/The (b)	20,030	1,913			$12,365
Wolters Kluwer NV	46,551	1,754
		$51,747	Packaging & Containers - 0.15%
			Ball Corp (b)	23,475	1,555
Metal Fabrication & Hardware - 0.04%			Packaging Corp of America (b)	6,640	322
Aurubis AG	14,736	665	Sealed Air Corp (b)	24,730	1,131
Maruichi Steel Tube Ltd	4,700	128	Silgan Holdings Inc (c)	17,698	907
Neturen Co Ltd	24,400	157	WestRock Co (b)	21,285	718
SKF AB	745	12			$4,633
Tsubaki Nakashima Co Ltd	19,200	255
		$1,217	Pharmaceuticals - 3.50%
			AbbVie Inc (b)	8,430	460
Mining - 0.05%			Allergan plc (a)	62,550	18,147
Boliden AB	27,663	414	Almirall SA	21,038	354
Goldcorp Inc	4,925	70	AmerisourceBergen Corp (b)	23,310	2,019
Lake Shore Gold Corp (a)	140,279	189	AstraZeneca PLC	26,539	1,509
Mitsubishi Materials Corp	187,475	528	Baxalta Inc	478,981	18,451
Pacific Metals Co Ltd	100,000	281	Bristol-Myers Squibb Co (b)	184,946	11,454
		$1,482	Cardinal Health Inc (b)	47,449	3,877
			Chugai Pharmaceutical Co Ltd	11,605	344
Miscellaneous Manufacturers - 0.72%			Daiichi Sankyo Co Ltd	16,300	340
3M Co (b)	27,555	4,323	DexCom Inc (a)	42,364	2,756
Aalberts Industries NV	6	—	Eisai Co Ltd	25,052	1,544
Carlisle Cos Inc (b)	17,920	1,616	Eli Lilly & Co (b)	9,000	648
Eaton Corp PLC (c)	33,941	1,925	Express Scripts Holding Co (a),(b)	14,283	1,005
General Electric Co	152,229	4,436	H Lundbeck A/S (a)	7,527	282
Harsco Corp	42,070	159	Herbalife Ltd (a)	2,502	137
Illinois Tool Works Inc (b)	62,760	5,915	Johnson & Johnson (b)	102,566	10,791
Ingersoll-Rand PLC (b)	22,790	1,266	McKesson Corp (b)	3,463	539
Nikon Corp	48,800	743	Mead Johnson Nutrition Co	8,424	621
Sumitomo Riko Co Ltd	36,000	298	Meda AB	28,641	507
Tenma Corp	11,500	194	Merck & Co Inc (b)	168,377	8,454
Trelleborg AB	2,466	41	Merck KGaA	1,589	135
Trinity Industries Inc (b)	42,736	677	Mylan NV (a)	72,871	3,284
		$21,593	Nippon Shinyaku Co Ltd	17,160	588
Office & Business Equipment - 0.03%			Novartis AG	2,279	162
Canon Inc	33,000	930	Novo Nordisk A/S	2,062	106
			Ono Pharmaceutical Co Ltd	8,358	1,548
			Orion Oyj	7,122	241
Oil & Gas - 0.94%			Pfizer Inc (b)	133,050	3,948
Anadarko Petroleum Corp	30,542	1,159	PharMerica Corp (a),(b)	16,430	380
Canadian Oil Sands Ltd	3,414	23	Portola Pharmaceuticals Inc (a)	28,149	793
Chevron Corp (b)	21,300	1,777	Recordati SpA	4,954	119
Cobalt International Energy Inc (a)	118,799	316	Rohto Pharmaceutical Co Ltd	21,000	381
Eni SpA	25,033	350	Santen Pharmaceutical Co Ltd	60,995	937
Ensco PLC (b)	92,180	799	Shionogi & Co Ltd	25,738	1,104
EOG Resources Inc	3,980	258	Sosei Group Corp	1,667	232
Exxon Mobil Corp (b)	56,960	4,565

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			Retail (continued)
STADA Arzneimittel AG	693	$23	Bob Evans Farms Inc/DE (b)	12,700	$545
Takeda Pharmaceutical Co Ltd	32,150	1,530	CarMax Inc (a)	5,532	256
TESARO Inc (a)	10,868	440	Cawachi Ltd	15,500	264
TherapeuticsMD Inc (a)	552,775	3,378	Chipotle Mexican Grill Inc (a)	535	272
TherapeuticsMD Inc (a),(d),(f)	15,388	94	Chiyoda Co Ltd	2,718	69
Zoetis Inc (b)	26,970	1,107	Cocokara fine Inc	9,024	374
		$104,769	Costco Wholesale Corp	21,620	3,244
			CVS Health Corp (b)	39,184	3,808
Pipelines - 0.04%			Darden Restaurants Inc (b)	18,400	1,175
Columbia Pipeline Group Inc (b)	53,480	971	Domino's Pizza Inc (b)	6,851	911
Kinder Morgan Inc/DE	10,240	185	DSW Inc	5,382	141
		$1,156	FamilyMart Co Ltd	4,500	216
			Gap Inc/The (b)	91,640	2,534
Publicly Traded Investment Fund - 0.32%
iShares iBoxx $ High Yield Corporate Bond	116,215	9,307	Gulliver International Co Ltd	50,643	512
ETF			H2O Retailing Corp	20,600	355
TOPIX Exchange Traded Fund	25,060	296	Home Depot Inc/The (b)	32,403	4,022
		$9,603	Honeys Co Ltd	25,480	270
			Hornbach Holding AG & Co KGaA	13,513	833
Real Estate - 0.19%			Industria de Diseno Textil SA	8,107	250
Deutsche Wohnen AG	29,098	769	Jack in the Box Inc (b)	6,250	430
Dolphin Capital Investors Ltd (a)	981,004	140	Jand Inc (a),(d),(e),(f)	1,693	19
Four Corners Property Trust Inc (b)	3,919	64	Kate Spade & Co (a)	14,331	284
HFF Inc (b)	9,780	245	L Brands Inc (b)	23,940	2,030
Hulic Co Ltd	25,400	225	Lowe's Cos Inc (b)	90,673	6,123
Jones Lang LaSalle Inc (b)	5,361	547	McDonald's Corp (b)	42,206	4,946
Kennedy-Wilson Holdings Inc	41,435	788	MSC Industrial Direct Co Inc	23,739	1,652
LEG Immobilien AG (a)	10,072	823	Nishimatsuya Chain Co Ltd	30,100	263
Leopalace21 Corp (a)	124,400	722	Nitori Holdings Co Ltd	4,324	332
NTT Urban Development Corp	27,100	264	Office Depot Inc (a)	207,377	1,053
Realogy Holdings Corp (a)	260	8	Pal Co Ltd	10,200	230
Relo Holdings Inc	4,664	572	Pandora A/S	4,766	602
Takara Leben Co Ltd	90,700	480	Panera Bread Co (a)	16,386	3,395
WeWork Cos Inc (a),(d),(e),(f)	979	49	Red Robin Gourmet Burgers Inc (a),(b)	9,790	637
		$5,696	Rite Aid Corp (a)	208,855	1,660
			RONA Inc	28,646	499
REITS - 1.07%
American Residential Properties Inc	17,295	275	Shimamura Co Ltd	3,200	354
American Tower Corp	33,916	3,127	Signet Jewelers Ltd	5,503	597
			Sonic Corp (b)	12,300	361
Apartment Investment & Management Co (b)	5,280	193
			Staples Inc (b)	133,960	1,266
AvalonBay Communities Inc (b)	1,910	328
Boston Properties Inc (b)	7,830	894	Sundrug Co Ltd	7,659	506
			Tailored Brands Inc (b)	48,480	749
Camden Property Trust (b)	39,226	2,932
			Target Corp (b)	22,530	1,767
Crown Castle International Corp (b)	39,240	3,394
Duke Realty Corp (b)	65,940	1,364	Tiffany & Co	6,448	419
			TJX Cos Inc/The (b)	55,344	4,101
Equinix Inc	2,974	903
Extra Space Storage Inc (b)	13,290	1,092	Tsuruha Holdings Inc	4,110	348
General Growth Properties Inc (b)	39,377	1,084	United Arrows Ltd	10,787	497
Grivalia Properties REIC AE	85,315	707	USS Co Ltd	5,800	91
Hibernia REIT plc	766,937	1,042	Welcia Holdings Co Ltd	7,400	366
Hoshino Resorts REIT Inc	13	159	World Fuel Services Corp	29,741	1,392
Inland Real Estate Corp (b)	54,227	575	Xebio Holdings Co Ltd	21,100	335
Intu Properties PLC	295,704	1,228	Yamada Denki Co Ltd	91,058	447
			Zalando SE (a),(g)	5,057	158
Irish Residential Properties REIT Plc	1,265,226	1,543
Iron Mountain Inc (b)	21,240	624			$67,667
Kimco Realty Corp (b)	14,240	381
			Savings & Loans - 0.24%
Lamar Advertising Co (b)	38,376	2,192	Astoria Financial Corp (b)	63,855	951
LibertyPropertyTrust (b)	57,020	1,647	BofI Holding Inc (a),(b)	35,380	656
Prologis Inc (b)	26,107	1,004	Dime Community Bancshares Inc (b)	18,347	312
Public Storage (b)	1,569	391	First Niagara Financial Group Inc	169,276	1,564
Regency Centers Corp (b)	21,670	1,529	People's United Financial Inc (b)	164,540	2,404
Taubman Centers Inc (b)	11,110	787	Washington Federal Inc (b)	58,710	1,244
UDR Inc (b)	17,090	587			$7,131
Vornado Realty Trust (b)	8,590	742
Weyerhaeuser Co	45,678	1,187	Semiconductors - 0.95%
		$31,911	Analog Devices Inc (b)	5,890	312
			ASM International NV	1,352	57
Retail - 2.26%			Atmel Corp	144,729	1,169
Adastria Co Ltd	18,034	468	Broadcom Ltd	17,245	2,310
Advance Auto Parts Inc (c)	28,936	4,295	Cypress Semiconductor Corp (a)	15,911	127
Autogrill SpA (a),(b)	15,724	124	Dialog Semiconductor PLC (a)	2,748	90
AutoZone Inc (a),(b)	3,226	2,499	Fairchild Semiconductor International Inc (a)	21,623	434
Barnes & Noble Inc	20,930	203	Integrated Device Technology Inc (a),(b)	45,280	879
Bed Bath & Beyond Inc (a),(b)	16,920	811	Intel Corp (b)	89,260	2,641
BJ's Restaurants Inc (a),(b)	29,650	1,307	KLA-Tencor Corp	27,109	1,836

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Semiconductors (continued)			Telecommunications (continued)
Lam Research Corp	17,952	$1,316	Verizon Communications Inc (b)	59,452	$3,016
Mellanox Technologies Ltd (a)	28,036	1,425			$28,534
Micron Technology Inc (a)	142,278	1,513
Mimasu Semiconductor Industry Co Ltd	14,700	133	Toys, Games & Hobbies - 0.07%
Miraial Co Ltd	13,000	100	Bandai Namco Holdings Inc	15,170	302
MKS Instruments Inc (b)	14,250	469	Hasbro Inc (b)	5,889	447
NXP Semiconductors NV (a)	40,272	2,869	Nintendo Co Ltd	8,725	1,221
Qorvo Inc (a)	15,900	717			$1,970
QUALCOMM Inc (b)	52,060	2,644
			Transportation - 0.69%
Rohm Co Ltd	17,510	747	Ansaldo STS SpA	45,438	493
Rudolph Technologies Inc (a)	16,190	210	AP Moeller - Maersk A/S - B shares	9	12
Shinkawa Ltd	31,400	115	bpost SA	20,912	519
Shinko Electric Industries Co Ltd	78,200	449	Canadian National Railway Co	49,341	2,866
Silicon Laboratories Inc (a),(b)	8,770	362	Cargotec Oyj	1,283	40
Skyworks Solutions Inc	12,310	818	CSX Corp	7,190	174
Sumco Corp	194,621	1,236	DSV A/S	12,862	526
SunEdison Semiconductor Ltd (a)	41,272	282	East Japan Railway Co	6,700	587
Tessera Technologies Inc (b)	86,870	2,561	Expeditors International of Washington Inc (b)	8,210	376
Texas Instruments Inc (b)	9,720	515	Gategroup Holding AG (a)	16,179	590
		$28,336	Genesee & Wyoming Inc (a)	38,154	2,164
Software - 1.18%			Golar LNG Ltd	31,127	571
Adobe Systems Inc (a)	12,220	1,041	Groupe Eurotunnel SE	69,299	695
Alpha Systems Inc	3,300	49	Hitachi Transport System Ltd	8,200	119
CA Inc (b)	23,290	682	Hornbeck Offshore Services Inc (a),(b)	47,260	406
CareView Communications Inc (a)	1,057,333	317	Irish Continental Group PLC	108,569	554
Cerner Corp (a)	27,921	1,426	Landstar System Inc	22,288	1,319
Citrix Systems Inc (a),(b)	8,120	574	Norfolk Southern Corp	1,585	116
DeNA Co Ltd	36,200	528	Sotetsu Holdings Inc	27,096	168
Digi International Inc (a),(b)	19,442	165	TNT Express NV	202,086	1,728
Envestnet Inc (a)	13,646	280	Union Pacific Corp	24,853	1,960
Fidelity National Information Services Inc (b)	49,289	2,871	United Parcel Service Inc (b),(c)	36,951	3,567
Fiserv Inc (a),(b)	27,802	2,659	West Japan Railway Co	5,380	315
Jack Henry & Associates Inc (b)	10,500	863	XPO Logistics Inc (a)	37,235	922
Konami Holdings Corp	21,700	527			$20,787
Microsoft Corp (b),(c)	161,008	8,192
			Trucking & Leasing - 0.03%
MSCI Inc	11,954	843	AMERCO	2,992	1,026
Paychex Inc (b)	72,520	3,727
Rackspace Hosting Inc (a),(b)	46,900	1,010
salesforce.com inc (a),(b)	12,070	818	Water- 0.11%
ServiceNow Inc (a)	51,481	2,831	Aqua America Inc (b)	84,560	2,585
Software AG	888	31	Suez Environnement Co	48,260	834
Solera Holdings Inc (b)	21,242	1,183			$3,419
SS&C Technologies Holdings Inc	21,006	1,224	TOTAL COMMON STOCKS		$1,182,928
Workday Inc (a)	56,594	3,421	INVESTMENT COMPANIES - 19.85%	Shares Held	Value(000	's)
		$35,262	Publicly Traded Investment Fund - 19.85%
Telecommunications - 0.95%			BlackRock Liquidity Funds FedFund Portfolio	297,697	298
AT&T Inc (b)	124,603	4,604	Wells Fargo Advantage Government Money	593,952,154	593,952
CalAmp Corp (a),(b)	31,259	571	Market Fund
CenturyLink Inc (b)	45,480	1,391			$594,250
Cisco Systems Inc (b)	38,960	1,020	TOTAL INVESTMENT COMPANIES		$594,250
Freenet AG	6,553	195	CONVERTIBLE PREFERRED STOCKS -
Gogo Inc (a)	40,894	445	0.84%	Shares Held	Value(000	's)
Hellenic Telecommunications Organization	78,741	656
SA			Automobile Manufacturers - 0.02%
			Fiat Chrysler Automobiles NV (a)	7,500	480
InterDigital Inc/PA (b)	12,910	642
Juniper Networks Inc (b)	12,438	307
KDDI Corp	25,120	642	Electric - 0.16%
Motorola Solutions Inc (b)	42,272	3,107	Black Hills Corp	10,000	639
Nippon Telegraph & Telephone Corp	22,078	935	Dominion Resources Inc/VA 6.00%; Series B	22,050	1,213
Nokia OYJ ADR	6,325	38	Dominion Resources Inc/VA 6.13%; Series A	15,500	840
NTT DOCOMO Inc	22,647	527	Dominion Resources Inc/VA 6.38%	41,648	2,021
ParkerVision Inc (a)	548,057	121			$4,713
Plantronics Inc (b)	6,520	244
Proximus SADP	14,901	469	Environmental Control - 0.02%
SoftBank Group Corp	20,450	1,005	Stericycle Inc ADR	8,150	712
Sunrise Communications Group AG (a),(g)	3,771	223
Swisscom AG	6,502	3,169	Food- 0.14%
TDC A/S	77,579	329	Post Holdings Inc (h)	725	97
Telefonaktiebolaget LM Ericsson	7,369	68	Tyson Foods Inc	56,475	4,072
Telephone & Data Systems Inc (b)	17,370	464			$4,169
T-Mobile US Inc (a)	117,137	4,346

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

CONVERTIBLE PREFERRED STOCKS					Principal
(continued)	Shares Held	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Services - 0.07%				Aerospace & Defense (continued)
Anthem Inc	45,500	$2,013		KLX Inc
				5.88%, 12/01/2022 (g)	$530	$505
				Meccanica Holdings USA Inc
Internet - 0.01%				6.25%, 01/15/2040 (g)	1,685	1,525
Airbnb, Inc (a),(d),(e),(f)	1,685	171
DraftKings Inc (a),(d),(e),(f)	29,108	59		Rockwell Collins Inc
				0.86%, 12/15/2016 (i)	115	115
Dropbox Inc (a),(d),(e),(f)	2,671	34
				StandardAero Aviation Holdings Inc
		$264		10.00%, 07/15/2023 (g)	2,000	1,860
Oil & Gas - 0.02%						$6,797
Southwestern Energy Co	50,200	716
				Airlines - 0.54%
				Air Canada 2015-2 Class B Pass Through
Pharmaceuticals - 0.17%				Trust
Allergan plc	4,075	3,937		5.00%, 06/15/2025 (g)	2,020	1,990
Teva Pharmaceutical Industries Ltd	1,275	1,157		Latam Airlines 2015-1 Pass Through Trust A
		$5,094		4.20%, 08/15/2029 (g)	6,900	5,968
				Latam Airlines 2015-1 Pass Through Trust B
REITS- 0.16%				4.50%, 08/15/2025 (g)	9,235	8,081
Crown Castle International Corp	13,000	1,381				$16,039
Welltower Inc (b),(h)	45,600	2,655
Weyerhaeuser Co	16,022	745		Automobile Asset Backed Securities - 0.54%
		$4,781		AmeriCredit Automobile Receivables 2015-4
				3.72%, 12/08/2021	189	191
Retail - 0.00%				AmeriCredit Automobile Receivables Trust
Jand Inc (a),(d),(e),(f)	3,781	43
				2013-4
				3.31%, 10/08/2019 (i)	105	107
Software - 0.00%				DT Auto Owner Trust 2016-1
Cloudera Inc (a),(d),(e),(f)	3,756	73		4.66%, 12/15/2022 (g),(i)	600	578
				First Investors Auto Owner Trust 2014-1
				3.28%, 04/15/2021 (g),(i)	70	69
Telecommunications - 0.07%				First Investors Auto Owner Trust 2014-2
T-Mobile US Inc	33,825	2,167		3.47%, 02/15/2021 (g),(i)	120	118
				First Investors Auto Owner Trust 2015-1
TOTAL CONVERTIBLE PREFERRED STOCKS		$25,225		3.59%, 01/18/2022 (g),(i)	100	97
PREFERRED STOCKS - 0.11%	Shares Held	Value(000	's)	First Investors Auto Owner Trust 2015-2
				4.22%, 12/15/2021 (g),(i)	105	101
Advertising - 0.00%
Trade Desk Preferred (a),(d),(e),(f)	17,091	89		Flagship Credit Auto Trust 2015-2
				5.98%, 08/15/2022 (g)	710	649
				Ford Credit Auto Owner Trust 2014-REV2
Electronics - 0.00%				2.31%, 04/15/2026 (g),(i)	445	450
Veracode Inc (a),(d),(e),(f)	6,031	116		Honda Auto Receivables 2015-1 Owner
				Trust
				1.05%, 10/15/2018 (i)	570	570
Internet - 0.07%
Forescout Tech Inc (a),(d),(e),(f)	9,157	109		Honda Auto Receivables 2015-3 Owner
General Assembly Space, Inc (a),(d),(e),(f)	2,184	107		Trust
Lithium Technologies Inc (a),(d),(e),(f)	59,552	292		1.27%, 04/18/2019	1,075	1,078
Pinterest Inc (a),(d),(e),(f)	17,485	628		Honda Auto Receivables Owner Trust 2014-
Uber Technologies Inc (a),(d),(e),(f)	15,196	741		3
Zuora Inc (a),(d),(e),(f)	40,988	129		1.31%, 10/15/2020 (i)	260	260
		$2,006		Nissan Auto Receivables 2015-B Owner
				Trust
Private Equity - 0.01%				1.34%, 03/16/2020	1,050	1,054
Forward Venture Services LLC (a),(d),(e),(f)	5,465	175		Santander Drive Auto Receivables Trust 2014-
				4
				1.08%, 09/17/2018 (i)	7,000	6,994
Real Estate - 0.02%
Redfin Corp (a),(d),(e),(f)	29,409	92		Toyota Auto Receivables 2014-C Owner
WeWork Cos Inc Series D-1 (a),(d),(e),(f)	4,867	244		Trust
WeWork Cos Inc Series D-2 (a),(d),(e),(f)	3,824	192		0.93%, 07/16/2018	360	360
		$528		Toyota Auto Receivables 2015-B Owner
				Trust
Software - 0.01%				1.27%, 05/15/2019	2,400	2,403
Birst Inc (a),(d),(e),(f)	21,065	77		USAA Auto Owner Trust 2015-1
Marklogic Corp (a),(d),(e),(f)	14,832	172		1.20%, 06/17/2019 (i)	1,200	1,201
Nutanix Inc (a),(d),(e),(f)	3,575	57				$16,280
		$306
TOTAL PREFERRED STOCKS		$3,220		Automobile Floor Plan Asset Backed Securities - 0.03%
				Ally Master Owner Trust
	Principal			0.90%, 01/15/2019 (i)	900	898
BONDS- 28.49%	Amount (000's)	Value(000	's)

Aerospace & Defense - 0.23%				Automobile Manufacturers - 0.19%
Embraer Overseas Ltd				Daimler Finance North America LLC
5.70%, 09/16/2023	$3,200	$2,792		1.30%, 08/01/2016 (g),(i)	855	855

See accompanying notes.

     Schedule of Investments Global Multi-Strategy Fund February 29, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Automobile Manufacturers (continued)			Building Materials (continued)
Ford Motor Credit Co LLC			NCI Building Systems Inc
1.40%, 01/17/2017(i)	$625	$622	8.25%, 01/15/2023 (g)			$220	$228
4.39%, 01/08/2026	1,700	1,735	Owens Corning
General Motors Co			4.20%, 12/01/2024			405	402
6.75%, 04/01/2046	110	115	Votorantim Cimentos SA
General Motors Financial Co Inc			3.25%, 04/25/2021		EUR	3,820	2,845
5.25%, 03/01/2026(j)	1,050	1,054					$10,566
Hyundai Capital Services Inc
1.33%, 03/18/2017(g),(i)	950	949	Chemicals - 0.20%
Volkswagen International Finance NV			Albemarle Corp
1.06%, 11/18/2016(g),(i)	450	445	4.15%, 12/01/2024			$825	803
		$5,775	Braskem Finance Ltd
			5.75%, 04/15/2021			5,000	4,519
Banks- 2.25%			Hercules Inc
Akbank TAS			6.50%, 06/30/2029			330	248
6.50%, 03/09/2018	2,000	2,099	Solvay Finance America LLC
Bank of America Corp			4.45%, 12/03/2025 (g)			500	501
4.20%, 08/26/2024	1,390	1,391					$6,071
6.00%, 09/01/2017	1,100	1,161
Barclays PLC			Commercial Mortgage Backed Securities - 1.52%
4.38%, 01/12/2026	1,690	1,631	Banc of America Commercial Mortgage Trust
			2006-1
BBVA Bancomer SA/Texas			5.65%, 09/10/2045 (g),(i)			5,536	5,366
6.50%, 03/10/2021	12,975	13,795
			BLCP Hotel Trust
Corp Financiera de Desarrollo SA			2.93%, 08/15/2029 (g),(i)			300	276
3.25%, 07/15/2019(g)	200	201
5.25%, 07/15/2029(g),(i)	265	256	4.10%, 08/15/2029 (g),(i)			300	286
Credit Agricole SA			BXHTL Mezzanine Trust
7.88%, 01/29/2049(g),(h)	1,400	1,233	8.62%, 05/15/2020 (d),(i)			1,100	1,100
8.13%, 12/29/2049(g),(h),(i)	1,920	1,786	COBALT CMBS Commercial Mortgage Trust
Deutsche Bank AG			2007	-C2
4.50%, 04/01/2025	900	763	5.62%, 04/15/2047			5,000	4,780
ICBC Standard Bank PLC			COMM 2014-SAVA Mortgage Trust
			1.58%, 06/15/2034 (g),(i)			79	77
8.13%, 12/02/2019	2,400	2,582	2.18%, 06/15/2034 (g),(i)			145	141
International Bank of Azerbaijan OJSC			2.83%, 06/15/2034 (g),(i)			290	280
5.63%, 06/11/2019	2,000	1,768
			Commercial Mortgage Trust 2007-GG11
Intesa Sanpaolo SpA			6.13%, 12/10/2049 (i)			1,500	1,461
5.02%, 06/26/2024(g)	4,210	3,868
5.71%, 01/15/2026(g)	750	715	CSMC 2015-TWNI Trust
			1.68%, 03/15/2017 (g),(i)			1,100	1,087
KFW
			Extended Stay America Trust 2013-ESH
1.13%, 08/06/2018	1,600	1,601	4.04%, 12/05/2031 (g),(i)			857	854
1.63%, 03/15/2021	654	656
			Ginnie Mae
Morgan Stanley			0.69%, 01/16/2053 (i)			7,885	399
4.35%, 09/08/2026	1,345	1,338
			GP Portfolio Trust 2014-GGP
Royal Bank of Scotland Group PLC			1.38%, 02/15/2027 (g),(i)			397	386
6.13%, 12/15/2022	905	950
8.00%, 12/29/2049(h),(i)	2,670	2,436	GS Mortgage Securities Trust 2007-GG10
			5.79%, 08/10/2045 (i)			1,275	1,218
Russian Agricultural Bank OJSC Via RSHB
			Hilton USA Trust 2013-HLT
Capital SA			3.71%, 11/05/2030 (g),(i)			275	274
5.10%, 07/25/2018	6,375	6,389	4.41%, 11/05/2030 (g),(i)			190	189
Santander Holdings USA Inc			5.22%, 11/05/2030 (g),(i)			215	214
4.50%, 07/17/2025	4,250	4,232
Santander UK Group Holdings PLC			JP Morgan Chase Commercial Mortgage
4.75%, 09/15/2025(g)	1,000	943	Securities Trust 2007-LDP10
Societe Generale SA			5.46%, 01/15/2049			250	251
7.88%, 12/29/2049(g),(h),(i)	2,200	1,958	JP Morgan Chase Commercial Mortgage
7.88%, 12/29/2049(h),(i)	2,080	1,851	Securities Trust 2015-COSMO
			4.38%, 01/15/2032 (g),(i)			3,700	3,465
Turkiye Is Bankasi
3.75%, 10/10/2018(g)	2,000	1,980	JP Morgan Chase Commercial Mortgage
Vnesheconombank Via VEB Finance PLC			Securities Trust 2015-SGP
4.22%, 11/21/2018(k)	10,000	9,650	4.93%, 07/15/2036 (g),(i)			785	764
		$67,233	Morgan Stanley Capital I Trust 2007-HQ12
			5.73%, 04/12/2049 (i)			279	288
Biotechnology - 0.15%			Morgan Stanley Capital I Trust 2011-C2
Concordia Healthcare Corp			5.31%, 06/15/2044 (g),(i)			475	483
9.50%, 10/21/2022(g)	4,500	4,365	Motel 6 Trust 2015-M6MZ
			8.23%, 02/05/2020 (d),(f),(g),(i)			2,814	2,663
			SCG Trust 2013-SRP1
Building Materials - 0.35%			2.93%, 11/15/2026 (g),(i)			365	355
Atrium Windows & Doors Inc			3.68%, 11/15/2026 (g),(i)			400	390
7.75%, 05/01/2019(g)	630	428
			3.77%, 11/15/2026 (g),(i)			200	194
Builders FirstSource Inc
7.63%, 06/01/2021(g)	4,450	4,517	Wachovia Bank Commercial Mortgage Trust
			Series 2005-C22
Cemex SAB de CV			5.54%, 12/15/2044 (i)			8,407	8,385
6.13%, 05/05/2025(g)	2,385	2,146

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)			Diversified Financial Services (continued)
Wachovia Bank Commercial Mortgage Trust			Century Master Investment Co Ltd
Series 2007-C31			4.75%, 09/19/2018		$5,334	$5,559
5.66%, 04/15/2047(i)	$5,500	$5,293	Dragon Aviation Finance Luxembourg SA
5.72%, 04/15/2047(i)	5,000	4,621	4.00%, 11/28/2022 (f)		5,104	5,066
		$45,540	Ladder Capital Finance Holdings LLLP /
			Ladder Capital Finance Corp
Commercial Services - 0.13%			5.88%, 08/01/2021 (g)		1,885	1,564
Team Health Inc			Quicken Loans Inc
7.25%, 12/15/2023(g)	2,467	2,590	5.75%, 05/01/2025 (g)		3,220	3,011
Verisk Analytics Inc						$20,648
5.50%, 06/15/2045	1,490	1,367
		$3,957	Electric - 0.38%
			Cia de Eletricidade do Estado da Bahia
Computers - 0.09%			11.75%, 04/27/2016 (g)	BRL	350	84
Hewlett Packard Enterprise Co			Duke Energy Progress LLC
4.90%, 10/15/2025(g)	2,855	2,710	0.65%, 03/06/2017 (i)		$220	219
			EDP Finance BV
			4.13%, 01/15/2020 (g)		915	891
Consumer Products - 0.08%
Central Garden & Pet Co			Enel SpA
6.13%, 11/15/2023	2,345	2,392	8.75%, 09/24/2073 (g),(i)		3,970	4,317
			Listrindo Capital BV
			6.95%, 02/21/2019		3,820	3,882
Cosmetics & Personal Care - 0.01%			Star Energy Geothermal Wayang Windu Ltd
Procter & Gamble Co/The			6.13%, 03/27/2020		2,000	1,978
0.70%, 11/04/2016(i)	445	445
						$11,371

			Electronics - 0.27%
Credit Card Asset Backed Securities - 0.44%
American Express Credit Account Master			Flextronics International Ltd
Trust			4.75%, 06/15/2025		790	762
0.72%, 01/15/2020(i)	1,050	1,050	Keysight Technologies Inc
0.72%, 05/15/2020(i)	520	520	4.55%, 10/30/2024		3,385	3,261
0.98%, 05/15/2019(i)	265	265	Real Alloy Holding Inc
			10.00%, 01/15/2019 (g)		4,000	3,970
1.26%, 01/15/2020(i)	815	817
1.43%, 06/15/2020	610	613				$7,993
1.49%, 04/15/2020(i)	210	211
			Engineering & Construction - 0.16%
American Express Credit Account Master			Pratama Agung Pte Ltd
Trust 2013-1			6.25%, 02/24/2020		5,000	4,857
0.85%, 02/16/2021(i)	410	411
BA Credit Card Trust
0.81%, 06/15/2021(i)	315	314	Finance - Mortgage Loan/Banker - 0.11%
Barclays Dryrock Issuance Trust			Fannie Mae
2.41%, 07/15/2022(i)	455	467	1.38%, 02/26/2021		3,272	3,267
Capital One Multi-Asset Execution Trust
0.96%, 09/16/2019(i)	425	425
			Food- 0.18%
1.39%, 01/15/2021(i)	1,100	1,104	BRF SA
1.60%, 05/17/2021	1,180	1,188	7.75%, 05/22/2018 (g)	BRL	1,500	308
2.08%, 03/15/2023(i)	2,535	2,568	Cosan Luxembourg SA
Chase Issuance Trust			9.50%, 03/14/2018 (g)		350	71
1.62%, 07/15/2020(i)	2,400	2,419	Marfrig Holdings Europe BV
Discover Card Execution Note Trust			6.88%, 06/24/2019		$960	888
1.39%, 04/15/2020	615	617	Marfrig Overseas Ltd
World Financial Network Credit Card Master			9.50%, 05/04/2020		4,010	4,020
Trust						$5,287
0.91%, 02/15/2022(i)	165	164
		$13,153	Gas- 0.00%
			NGL Energy Partners LP / NGL Energy
Distribution & Wholesale - 0.07%			Finance Corp
American Builders & Contractors Supply Co			5.13%, 07/15/2019		185	109
Inc
5.75%, 12/15/2023(g)	2,000	2,060
			Healthcare - Products - 0.18%
			Greatbatch Ltd
Diversified Financial Services - 0.69%			9.13%, 11/01/2023 (g)		1,505	1,464
Air Lease Corp			Mallinckrodt International Finance SA /
4.25%, 09/15/2024	1,570	1,456	Mallinckrodt CB LLC
Aircastle Ltd			5.63%, 10/15/2023 (g)		4,000	3,930
5.50%, 02/15/2022	800	799				$5,394
Ally Financial Inc
2.75%, 01/30/2017	100	100	Healthcare - Services - 0.07%
3.25%, 09/29/2017	550	548	MEDNAX Inc
3.50%, 07/18/2016	100	100	5.25%, 12/01/2023 (g)		2,135	2,212
4.75%, 09/10/2018	1,300	1,324
5.50%, 02/15/2017	1,100	1,121

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Holding Companies - Diversified - 0.49%				Media (continued)
Alfa SAB de CV				CSC Holdings LLC (continued)
6.88%, 03/25/2044(g)		$400	$368	6.75%, 11/15/2021		$760	$771
Dubai Holding Commercial Operations MTN				DISH DBS Corp
Ltd				5.88%, 07/15/2022		1,905	1,824
6.00%, 02/01/2017	GBP	9,000	12,660	5.88%, 11/15/2024		1,925	1,730
Grupo KUO SAB De CV				6.75%, 06/01/2021		985	1,003
6.25%, 12/04/2022		$1,900	1,762	Grupo Televisa SAB
			$14,790	7.25%, 05/14/2043	MXN	4,370	201
				NBCUniversal Enterprise Inc
Home Builders - 0.06%				5.25%, 12/19/2049 (g),(h)		$1,205	1,241
M/I Homes Inc				Neptune Finco Corp
6.75%, 01/15/2021		2,000	1,935	10.88%, 10/15/2025 (g)		215	232
				10.13%, 01/15/2023 (g)		260	280
Insurance - 0.17%				Time Warner Cable Inc
Assicurazioni Generali SpA				4.50%, 09/15/2042		645	527
7.75%, 12/12/2042	EUR	2,600	3,249				$12,472
Old Republic International Corp
4.88%, 10/01/2024		$1,630	1,691	Mining - 0.22%
				AngloGold Ashanti Holdings PLC
			$4,940	5.13%, 08/01/2022		2,000	1,795
Internet - 0.10%				5.38%, 04/15/2020		3,000	2,858
Baidu Inc				Polyus Gold International Ltd
4.13%, 06/30/2025		3,000	3,041	5.63%, 04/29/2020		2,000	1,930
DraftKings Inc Term Notes							$6,583
5.00%, 12/23/2016(d),(e),(f)		27	27
				Miscellaneous Manufacturers - 0.10%
			$3,068	GE Accounts Receivable Funding Master
				6.99%, 08/24/2017 (d),(f),(i)		2,400	2,400
Investment Companies - 0.34%
Beijing State-Owned Assets Management				Textron Financial Corp
Hong Kong				6.00%, 02/15/2067 (g),(i)		700	504
3.00%, 05/26/2020		3,500	3,508				$2,904
4.13%, 05/26/2025		1,500	1,483
Huarong Finance II Co Ltd				Mortgage Backed Securities - 1.45%
				Adjustable Rate Mortgage Trust 2004-4
3.50%, 01/16/2018		5,000	5,066	2.88%, 03/25/2035 (i)		120	116
			$10,057	Adjustable Rate Mortgage Trust 2004-5
				2.71%, 04/25/2035 (i)		138	132
Iron & Steel - 0.17%
ArcelorMittal				Alternative Loan Trust 2003-20CB
8.00%, 10/15/2039(i)		470	370	5.75%, 10/25/2033		124	127
JSW Steel Ltd				Alternative Loan Trust 2003-9T1
4.75%, 11/12/2019		6,250	4,750	5.50%, 07/25/2033 (i)		100	99
			$5,120	Alternative Loan Trust 2004-14T2
				5.50%, 08/25/2034		119	124
Leisure Products & Services - 0.11%				Alternative Loan Trust 2004-28CB
LTF Merger Sub Inc				5.75%, 01/25/2035		89	89
8.50%, 06/15/2023(g)		3,588	3,361	Alternative Loan Trust 2004-J3
				5.50%, 04/25/2034		124	126
Lodging - 0.59%				Alternative Loan Trust 2005-14
Interval Acquisition Corp				0.65%, 05/25/2035 (i)		622	506
5.63%, 04/15/2023(g)		1,085	1,066	Alternative Loan Trust 2005-J1
MCE Finance Ltd				5.50%, 02/25/2025		231	235
5.00%, 02/15/2021		12,603	11,661	Alternative Loan Trust 2007-4CB
MGM Resorts International				5.75%, 04/25/2037		139	123
6.00%, 03/15/2023		3,175	3,254	Banc of America Alternative Loan Trust 2003-
Wyndham Worldwide Corp				10
5.10%, 10/01/2025		1,580	1,611	5.50%, 12/25/2033		151	153
			$17,592	5.50%, 12/25/2033 (i)		216	219
				Banc of America Alternative Loan Trust 2003-
Machinery - Construction & Mining - 0.02%				8
Caterpillar Financial Services Corp				5.50%, 10/25/2033		150	152
0.65%, 03/03/2017(i)		530	530	Banc of America Alternative Loan Trust 2005-
				6
				5.25%, 07/25/2035 (i)		217	196
Media- 0.42%
				Banc of America Funding 2004-B Trust
Cablevision Systems Corp				2.80%, 11/20/2034 (i)		243	233
7.75%, 04/15/2018		915	940
8.63%, 09/15/2017		740	787	Banc of America Funding 2005-5 Trust
CCO Holdings LLC / CCO Holdings Capital				5.50%, 09/25/2035		92	96
Corp				Banc of America Funding 2005-7 Trust
5.13%, 05/01/2023(g)		1,225	1,216	5.75%, 11/25/2035 (i)		164	166
CCO Safari II LLC				Banc of America Funding 2007-4 Trust
6.48%, 10/23/2045(g)		1,315	1,387	5.50%, 11/25/2034		229	213
				Banc of America Mortgage 2005-A Trust
CSC Holdings LLC				2.74%, 02/25/2035 (i)		70	69
5.25%, 06/01/2024		390	333

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Bear Stearns ARM Trust 2004-6				IndyMac INDX Mortgage Loan Trust 2005-
2.96%, 09/25/2034(i)		$910	$830	AR11
Bear Stearns ARM Trust 2005-12				2.72%, 08/25/2035 (i)		$1,030	$829
2.71%, 02/25/2036(i)		414	325	IndyMac INDX Mortgage Loan Trust 2005-
ChaseMortgageFinanceTrust Series2007-				AR16	IP
A1				1.08%, 07/25/2045 (i)		303	243
2.50%, 03/25/2037(i)		1,009	935	JP Morgan Alternative Loan Trust
CHL Mortgage Pass-Through Trust 2004-12				2.63%, 03/25/2036 (i)		852	732
2.89%, 08/25/2034(i)		180	156	3.51%, 03/25/2036 (i)		27	19
CHL Mortgage Pass-Through Trust 2004-				JP Morgan Mortgage Trust 2003-A2
HYB4				2.10%, 11/25/2033 (i)		169	164
2.62%, 09/20/2034(i)		88	84	JP Morgan Mortgage Trust 2005-A1
CHL Mortgage Pass-Through Trust 2004-				2.74%, 02/25/2035 (i)		324	321
HYB8				JP Morgan Mortgage Trust 2005-A2
3.23%, 01/20/2035(i)		124	119	2.39%, 04/25/2035 (i)		247	236
CHL Mortgage Pass-Through Trust 2005-11				JP Morgan Mortgage Trust 2005-A3
0.71%, 04/25/2035(i)		146	117	2.82%, 06/25/2035 (i)		135	136
CHL Mortgage Pass-Through Trust 2005-21				JP Morgan Mortgage Trust 2005-S3
5.50%, 10/25/2035(i)		180	167	6.00%, 01/25/2036 (i)		307	247
Citigroup Mortgage Loan Trust 2005-3				JP Morgan Mortgage Trust 2006-A1
2.75%, 08/25/2035(i)		1,006	925	2.67%, 02/25/2036 (i)		220	193
Citigroup Mortgage Loan Trust 2014-11				JP Morgan Mortgage Trust 2006-A7
0.57%, 08/25/2036(g),(i)		1,053	909	2.75%, 01/25/2037 (i)		385	336
Citigroup Mortgage Loan Trust 2015-2				JP Morgan Mortgage Trust 2007-S1
0.63%, 06/25/2047(g),(i)		893	783	5.75%, 03/25/2037		301	243
Citigroup Mortgage Loan Trust Inc				Lehman XS Trust Series 2006-4N
2.62%, 05/25/2035(i)		123	114	0.66%, 04/25/2046 (i)		1,007	693
CitiMortgage Alternative Loan Trust Series				MASTR Adjustable Rate Mortgages Trust
2006	-A4			2004-7
6.00%, 09/25/2036		308	271	2.61%, 07/25/2034 (i)		324	312
Credit Suisse First Boston Mortgage Securities				MASTR Adjustable Rate Mortgages Trust
Corp				2006-2
2.71%, 11/25/2033(i)		115	110	2.77%, 04/25/2036 (i)		198	188
2.79%, 12/25/2033(i)		74	72	MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2020		633	622	5.25%, 11/25/2033		97	99
5.50%, 11/25/2035		196	177	MASTR Alternative Loan Trust 2004-12
CSFB Mortgage-Backed Trust Series 2004-				5.25%, 12/25/2034		7	7
AR4				MASTR Alternative Loan Trust 2004-5
2.72%, 05/25/2034(i)		298	277	5.50%, 06/25/2034		100	103
CSMC Mortgage-Backed Trust 2006-8				6.00%, 06/25/2034		118	121
6.50%, 10/25/2021(i)		104	86	MASTR Alternative Loan Trust 2004-8
Deutsche Alt-A Securities Inc Mortgage Loan				6.00%, 09/25/2034		537	555
Trust Series 2005-3				Merrill Lynch Alternative Note Asset Trust
5.25%, 06/25/2035		31	31	Series 2007-F1
Deutsche Alt-A Securities Inc Mortgage Loan				6.00%, 03/25/2037		157	114
Trust Series 2005-5				Merrill Lynch Mortgage Investors Trust Series
5.50%, 11/25/2035		123	112	MLCC 2006-1
Deutsche Alt-A Securities Inc Mortgage Loan				2.56%, 02/25/2036 (i)		1,161	1,064
Trust Series 2005-6				Merrill Lynch Mortgage Investors Trust Series
5.50%, 12/25/2035(i)		137	114	MLCC 2006-2
Fannie Mae Connecticut Avenue Securities				2.22%, 05/25/2036 (i)		66	64
5.99%, 04/25/2028(i)		5,000	4,699	Merrill Lynch Mortgage Investors Trust Series
Fannie Mae Interest Strip				MLCC 2007-1
4.00%, 11/25/2040		21,812	3,518	2.75%, 01/25/2037 (i)		141	130
Freddie Mac Structured Agency Credit Risk				Morgan Stanley Mortgage Loan Trust 2006-
Debt Notes				11
2.09%, 04/25/2024(i)		500	493	6.00%, 08/25/2036 (i)		196	176
2.29%, 10/25/2027(i)		550	537	National City Mortgage Capital Trust
2.64%, 02/25/2024(i)		500	499	6.00%, 03/25/2038 (i)		760	790
4.69%, 11/25/2023(i)		250	240	Residential Asset Securitization Trust 2005-
8.39%, 05/25/2025(i)		250	226	A8	CB
9.24%, 03/25/2028(i)		7,000	6,353	5.38%, 07/25/2035		408	358
9.79%, 04/25/2028(i)		1,000	876	Residential Asset Securitization Trust 2007-
GMACM Mortgage Loan Trust 2005-AR4				A6
3.20%, 07/19/2035(i)		133	124	6.00%, 06/25/2037 (i)		200	174
GSR Mortgage Loan Trust 2004-14				RFMSI Series 2006-S1 Trust
2.87%, 12/25/2034(i)		169	162	5.75%, 01/25/2036		153	150
GSR Mortgage Loan Trust 2005-4F				Structured Adjustable Rate Mortgage Loan
6.50%, 02/25/2035		201	203	Trust
Harborview Mortgage Loan Trust				0.75%, 07/25/2035 (i)		116	82
0.80%, 10/19/2033(i)		1,146	1,061

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)			Oil & Gas (continued)
Structured Adjustable Rate Mortgage Loan			Chesapeake Energy Corp
Trust (continued)			4.88%, 04/15/2022		$635	$133
2.65%, 11/25/2034(i)	$350	$343	6.13%, 02/15/2021		35	7
2.75%, 09/25/2034(i)	480	474	6.63%, 08/15/2020		25	6
Structured Adjustable Rate Mortgage Loan			Concho Resources Inc
Trust Series 2004-6			5.50%, 10/01/2022		310	287
2.45%, 06/25/2034(i)	244	236	5.50%, 04/01/2023		1,410	1,311
Structured Asset Securities Corp Mortgage			ConocoPhillips
Pass-Through Certificates Series 2004-20			6.50%, 02/01/2039		330	323
5.75%, 11/25/2034	144	149	Continental Resources Inc/OK
Structured Asset Securities Corp Trust 2005-			3.80%, 06/01/2024		590	400
1			4.50%, 04/15/2023		135	97
5.50%, 02/25/2035	201	204	5.00%, 09/15/2022		3,725	2,827
WaMu Mortgage Pass-Through Certificates			Delek & Avner Tamar Bond Ltd
Series 2004-CB2 Trust			5.08%, 12/30/2023 (g)		8,000	7,870
5.50%, 07/25/2034	69	71	5.41%, 12/30/2025 (g),(k)		13,000	12,789
WaMu Mortgage Pass-Through Certificates			Devon Energy Corp
Series 2005-AR10 Trust			5.00%, 06/15/2045		195	128
2.49%, 09/25/2035(i)	1,073	1,024	Diamond Offshore Drilling Inc
WaMu Mortgage Pass-Through Certificates			4.88%, 11/01/2043		305	181
Series 2006-AR19 Trust			Diamondback Energy Inc
1.89%, 01/25/2047(i)	924	786	7.63%, 10/01/2021		1,115	1,126
WaMu Mortgage Pass-Through Certificates			Gazprom Neft OAO Via GPN Capital SA
Series 2007-HY5 Trust			6.00%, 11/27/2023		3,000	2,843
2.09%, 05/25/2037(i)	719	624	Gazprom OAO Via Gaz Capital SA
Washington Mutual Mortgage Pass-Through			3.76%, 03/15/2017	EUR	4,000	4,389
Certificates WMALT Series 2006-2 Trust			4.63%, 10/15/2018 (g)		2,500	2,757
6.00%, 03/25/2036(i)	147	135	Halcon Resources Corp
Wells Fargo Mortgage Backed Securities			8.63%, 02/01/2020 (g)		$380	210
2003-J Trust			Lukoil International Finance BV
2.73%, 10/25/2033(i)	51	51	3.42%, 04/24/2018		3,000	2,951
Wells Fargo Mortgage Backed Securities			Matador Resources Co
2003-M Trust			6.88%, 04/15/2023		1,472	1,281
2.79%, 12/25/2033(i)	325	325	MEG Energy Corp
Wells Fargo Mortgage Backed Securities			6.38%, 01/30/2023 (g)		295	139
2004-A Trust			6.50%, 03/15/2021 (g)		40	19
2.83%, 02/25/2034(i)	145	144	7.00%, 03/31/2024 (g)		485	223
Wells Fargo Mortgage Backed Securities			Noble Energy Inc
2005-11 Trust			5.63%, 05/01/2021		394	356
5.50%, 11/25/2035	48	49	Noble Holding International Ltd
Wells Fargo Mortgage Backed Securities			5.25%, 03/15/2042		835	333
2005-12 Trust			Oasis Petroleum Inc
5.50%, 11/25/2035	74	75	6.88%, 03/15/2022		300	175
Wells Fargo Mortgage Backed Securities			Odebrecht Offshore Drilling Finance Ltd
2005-16 Trust			6.75%, 10/01/2023		10,488	2,098
6.00%, 01/25/2036(i)	185	182	OGX Austria GmbH
Wells Fargo Mortgage Backed Securities			0.00%, 06/01/2018 (a),(g)		600	—
2005-AR10 Trust			0.00%, 04/01/2022 (a),(g)		1,100	—
2.78%, 06/25/2035(i)	106	106	Pacific Exploration and Production Corp
Wells Fargo Mortgage Backed Securities			0.00%, 01/26/2019 (a),(g)		690	79
Trust			5.13%, 03/28/2023 (g)		2,270	250
2.74%, 08/25/2034(i)	151	149	Pertamina Persero PT
		$43,507	4.30%, 05/20/2023		5,500	5,167
			5.63%, 05/20/2043		4,500	3,600
Oil & Gas - 2.61%			Petrobras Global Finance BV
Anadarko Petroleum Corp			4.88%, 03/07/2018	EUR	1,000	950
4.50%, 07/15/2044	35	24	5.63%, 05/20/2043		$3,055	1,775
Antero Resources Corp			6.25%, 12/14/2026	GBP	1,000	871
5.13%, 12/01/2022	495	422	6.75%, 01/27/2041		$880	550
5.38%, 11/01/2021	65	56	6.88%, 01/20/2040		1,345	844
Baytex Energy Corp			7.25%, 03/17/2044		65	42
5.13%, 06/01/2021(g)	35	20
5.63%, 06/01/2024(g)	205	112	Petroleos de Venezuela SA
			6.00%, 11/15/2026		11,000	3,449
Bonanza Creek Energy Inc			Petroleos Mexicanos
5.75%, 02/01/2023	210	52	5.50%, 06/27/2044		3,200	2,459
6.75%, 04/15/2021	55	16	7.65%, 11/24/2021 (g),(i)	MXN	6,500	344
BP Capital Markets PLC
1.04%, 11/07/2016(i)	385	383	Puma International Financing SA
			6.75%, 02/01/2021		$6,000	5,499
California Resources Corp			RSP Permian Inc
5.50%, 09/15/2021	170	23	6.63%, 10/01/2022		1,215	1,087
6.00%, 11/15/2024	1,360	177	6.63%, 10/01/2022 (g)		1,400	1,253
8.00%, 12/15/2022(g)	265	66

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)				Other Asset Backed Securities (continued)
Sabine Oil & Gas Corp				OneMain Financial Issuance Trust 2014-2
0.00%, 06/15/2019(a)		$300	$24	2.47%, 09/18/2024 (g)		$130	$129
Shell International Finance BV				3.02%, 09/18/2024 (g),(i)		130	126
0.83%, 11/15/2016(i)		455	455	5.31%, 09/18/2024 (g),(i)		1,210	1,182
SM Energy Co				OneMain Financial Issuance Trust 2015-1
5.00%, 01/15/2024		385	153	3.19%, 03/18/2026 (g),(i)		220	216
6.13%, 11/15/2022		425	185	OneMain Financial Issuance Trust 2015-3
State Oil Co of the Azerbaijan Republic				4.16%, 11/20/2028 (g),(i)		790	770
6.95%, 03/18/2030		2,500	2,109	RCO Depositor II LLC
Ultra Petroleum Corp				4.50%, 09/25/2054 (g),(i)		822	819
6.13%, 10/01/2024(g)		130	7	Rise Ltd
Western Refining Logistics LP / WNRL				4.75%, 02/15/2039 (d),(i)		438	430
Finance Corp				Shenton Aircraft Investment I Ltd
7.50%, 02/15/2023		395	336	4.75%, 10/15/2042 (g)		891	889
Whiting Petroleum Corp				Sierra Timeshare 2012-1 Receivables Funding
5.00%, 03/15/2019		90	45	LLC
			$78,143	2.84%, 11/20/2028 (g)		25	25
				Sierra Timeshare 2013-1 Receivables Funding
Other Asset Backed Securities - 1.00%				LLC
AIM Aviation Finance Ltd				1.59%, 11/20/2029 (g),(i)		116	115
5.07%, 02/15/2040(g),(i)		1,378	1,370

American Homes 4 Rent 2014-SFR1				Sierra Timeshare 2013-3 Receivables Funding
2.93%, 06/17/2031 (g),(i)		645	595	LLC
				2.20%, 10/20/2030 (g),(i)		264	263
American Homes 4 Rent 2014-SFR2 Trust				Springleaf Funding Trust 2014-A
5.15%, 10/17/2036(g),(i)		280	271	2.41%, 12/15/2022 (g),(i)		290	290
6.23%, 10/17/2036(g),(i)		695	691
				TAL Advantage V LLC
American Homes 4 Rent 2014-SFR3 Trust				3.55%, 11/20/2038 (g),(i)		407	391
6.42%, 12/17/2036(g),(i)		900	915
				THL Credit Wind River 2014-3 CLO Ltd
American Homes 4 Rent 2015-SFR1				6.22%, 01/22/2027 (d),(g),(i)		3,000	2,109
5.64%, 04/17/2052(g),(i)		1,045	988
				VOLT XXII LLC
AMMC CLO 17 Ltd				3.50%, 02/25/2055 (g),(i)		1,558	1,545
7.24%, 11/15/2027(d),(g),(i)		2,500	1,852
				VOLT XXXI LLC
Avery Point VII CLO Ltd				3.38%, 02/25/2055 (g),(i)		388	382
7.19%, 01/15/2028(d),(g),(i)		1,400	996
8.59%, 01/15/2028(d),(g),(i)		1,050	575				$29,807
BlueMountain CLO 2013-4 Ltd				Packaging & Containers - 0.02%
6.27%, 04/15/2025(d),(g),(i)		3,000	1,573	Beverage Packaging Holdings Luxembourg II
Bowman Park CLO Ltd				SA / Beverage Packaging Holdings II
6.02%, 11/23/2025(d),(g),(i)		1,000	712	6.00%, 06/15/2017 (g)		540	538
CAM Mortgage LLC 2015-1
3.50%, 07/15/2064(g)		1,078	1,076
CLI Funding V LLC				Pharmaceuticals - 0.31%
3.38%, 10/18/2029(g)		606	581	AbbVie Inc
				3.60%, 05/14/2025		2,425	2,476
Colony American Finance 2015-1 Ltd
5.65%, 10/15/2047 (g)		550	555	Express Scripts Holding Co
				4.50%, 02/25/2026		1,320	1,331
Colony American Homes 2014-1
2.28%, 05/17/2031 (g),(i)		290	276	Johnson & Johnson
				0.71%, 11/28/2016 (i)		430	430
2.58%, 05/17/2031(g),(i)		495	463
				Valeant Pharmaceuticals International Inc
Colony American Homes 2014-2				4.50%, 05/15/2023 (g)	EUR	2,810	2,447
3.63%, 07/17/2031(g),(i)		1,000	935
				5.50%, 03/01/2023 (g)		$770	641
Colony American Homes 2015-1				5.63%, 12/01/2021 (g)		200	171
2.58%, 07/17/2032(g),(i)		415	382
				5.88%, 05/15/2023 (g)		2,040	1,721
Cronos Containers Program I Ltd
3.27%, 11/18/2029(g)		891	860				$9,217
GCA2014 Holdings Ltd - Class C				Pipelines - 0.28%
6.00%, 01/05/2030(d),(f),(g),(i)		600	541	Energy Transfer Partners LP
GCA2014 Holdings Ltd - Class D				6.13%, 12/15/2045		1,145	942
7.50%, 01/05/2030(d),(f),(g),(i)		220	189	Enterprise Products Operating LLC
GCA2014 Holdings Ltd - Class E				3.70%, 02/15/2026		160	150
0.00%, 01/05/2030(a),(d),(f),(g),(i)		1,030	234	Kinder Morgan Energy Partners LP
Global Container Assets Ltd				3.45%, 02/15/2023		140	120
4.50%, 02/05/2030(g),(i)		384	365	3.50%, 09/01/2023		200	168
Invitation Homes 2014-SFR1 Trust				4.70%, 11/01/2042		285	200
1.93%, 06/17/2031(g),(i)		1,180	1,134	5.00%, 03/01/2043		60	46
Invitation Homes 2015-SFR1 Trust				5.63%, 09/01/2041		440	342
4.63%, 03/17/2032(g),(i)		280	268	MPLX LP
Magnetite IX Ltd				4.88%, 12/01/2024 (g)		1,505	1,229
6.37%, 07/25/2026(d),(g),(i)		1,750	937	Plains All American Pipeline LP / PAA
Oak Hill Advisors Residential Loan Trust				Finance Corp
2015-NP	L2			4.70%, 06/15/2044		225	148
3.72%, 07/25/2055(g),(i)		556	552	Regency Energy Partners LP / Regency
OneMain Financial Issuance Trust 2014-1				Energy Finance Corp
2.43%, 06/18/2024(g),(i)		240	240	5.75%, 09/01/2020		530	487

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)				Sovereign (continued)
Sabine Pass Liquefaction LLC				Croatia Government International
5.63%, 03/01/2025		$1,030	$935	Bond (continued)
Targa Resources Partners LP / Targa				6.25%, 04/27/2017 (g)		$10,015	$10,423
Resources Partners Finance Corp				6.75%, 11/05/2019 (k)		5,000	5,439
4.25%, 11/15/2023		35	27	Dominican Republic International Bond
5.00%, 01/15/2018		615	589	6.88%, 01/29/2026 (g)		3,500	3,614
5.25%, 05/01/2023		135	106	Export Credit Bank of Turkey
6.38%, 08/01/2022		210	181	5.38%, 02/08/2021 (g)		8,800	8,827
6.75%, 03/15/2024(g)		1,940	1,644	Financiera de Desarrollo Territorial SA
Williams Cos Inc/The				Findeter
5.75%, 06/24/2044		525	341	7.88%, 08/12/2024 (g)	COP	3,380,000	817
Williams Partners LP				Ghana Government International Bond
4.00%, 09/15/2025		925	705	7.88%, 08/07/2023 (g)		$800	594
5.10%, 09/15/2045		250	170	8.13%, 01/18/2026 (g)		400	297
			$8,530	8.50%, 10/04/2017 (g)		7,311	7,032
				Hellenic Republic Government Bond
Real Estate - 0.54%				3.00%, 02/24/2023 (i)	EUR	400	279
Agile Property Holdings Ltd				3.00%, 02/24/2024 (i)		400	270
8.88%, 04/28/2017		3,000	3,004	3.00%, 02/24/2025 (i)		400	263
MAF Global Securities Ltd				3.00%, 02/24/2026 (i)		400	258
7.13%, 10/29/2049(h),(i)		10,500	10,894	3.00%, 02/24/2027 (i)		400	251
Rialto Holdings LLC / Rialto Corp				3.00%, 02/24/2028 (i)		400	247
7.00%, 12/01/2018(g)		2,238	2,204	3.00%, 02/24/2029 (i)		400	243
			$16,102	3.00%, 02/24/2030 (i)		400	239
REITS - 0.18%				3.00%, 02/24/2031 (i)		400	230
Brixmor Operating Partnership LP				3.00%, 02/24/2032 (i)		400	234
3.85%, 02/01/2025		1,000	873	3.00%, 02/24/2033 (i)		400	232
Communications Sales & Leasing Inc / CSL				3.00%, 02/24/2034 (i)		400	232
Capital LLC				3.00%, 02/24/2035 (i)		400	217
8.25%, 10/15/2023		4,000	3,570	3.00%, 02/24/2036 (i)		400	226
Healthcare Realty Trust Inc				3.00%, 02/24/2037 (i)		400	225
3.88%, 05/01/2025		690	669	3.00%, 02/24/2038 (i)		400	226
Host Hotels & Resorts LP				3.00%, 02/24/2039 (i)		400	226
5.25%, 03/15/2022		265	283	3.00%, 02/24/2040 (i)		400	225
			$5,395	3.00%, 02/24/2041 (i)		400	225
				3.00%, 02/24/2042 (i)		400	227
Retail - 0.02%				4.75%, 04/17/2019 (g)		3,000	2,597
Foot Locker Inc				Honduras Government International Bond
8.50%, 01/15/2022		410	488	8.75%, 12/16/2020		$3,780	4,205
				Hungary Government International Bond
				6.25%, 01/29/2020 (k)		10,000	11,125
Semiconductors - 0.22%
KLA-Tencor Corp				Iceland Government International Bond
4.65%, 11/01/2024		2,437	2,396	5.88%, 05/11/2022		15,000	17,166
Micron Technology Inc				Indonesia Government International Bond
5.25%, 01/15/2024(g)		1,130	949	6.88%, 01/17/2018 (k)		8,000	8,699
5.63%, 01/15/2026(g)		1,320	1,069	Iraq International Bond
				5.80%, 01/15/2028 (d)		12,280	7,718
Sensata Technologies UK Financing Co plc
6.25%, 02/15/2026(g)		2,100	2,221	Israel Government International Bond
			$6,635	4.50%, 01/30/2043		8,000	8,635
				Ivory Coast Government International Bond
Software - 0.08%				5.75%, 12/31/2032 (i)		8,780	7,737
Open Text Corp				KazAgro National Management Holding JSC
5.63%, 01/15/2023(g)		1,245	1,226	3.26%, 05/22/2019	EUR	6,200	6,061
Oracle Corp				Macedonia Government International Bond
0.82%, 07/07/2017(i)		1,075	1,074	3.98%, 07/24/2021 (g)		1,116	1,155
			$2,300	4.88%, 12/01/2020 (g)		3,333	3,603
				Montenegro Government International Bond
Sovereign - 8.63%				3.88%, 03/18/2020 (g)		9,570	9,893
1MDB Global Investments Ltd				Pakistan Government International Bond
4.40%, 03/09/2023		15,000	12,733	8.25%, 04/15/2024		$9,600	9,681
Argentina Bonar Bonds
7.00%, PIK 7.00%, 04/17/2017(d),(l)		10,000	10,086	Perusahaan Penerbit SBSN Indonesia III
				4.35%, 09/10/2024		6,000	5,910
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/2028 (i)		6,710	5,234	Poland Government Bond
				2.50%, 07/25/2026	PLN	35,000	8,437
Brazilian Government International Bond
4.25%, 01/07/2025 (k)		2,500	2,138	Republic of Angola Via Northern Lights III
				BV
5.00%, 01/27/2045		6,000	4,245	7.00%, 08/16/2019		$13,038	12,539
Costa Rica Government International Bond
4.38%, 04/30/2025(g)		4,671	3,970	Republic of Azerbaijan International Bond
7.16%, 03/12/2045(g)		800	676	4.75%, 03/18/2024		5,410	4,967
				Romanian Government International Bond
Croatia Government International Bond				3.88%, 10/29/2035 (g)	EUR	6,000	6,580
3.00%, 03/11/2025	EUR	1,260	1,274
6.00%, 01/26/2024(g)		$1,700	1,824

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)				Banks- 0.12%
Russian Foreign Bond - Eurobond				Bank of New York Mellon Luxembourg
3.25%, 04/04/2017(k)		$5,000	$5,046	SA/The
5.63%, 04/04/2042		5,000	4,850	4.30%, 12/15/2050 (i)	EUR	8,700	$3,715
Senegal Government International Bond
6.25%, 07/30/2024		5,280	4,786
				Biotechnology - 0.06%
Slovenia Government International Bond				Acorda Therapeutics Inc
5.85%, 05/10/2023		3,200	3,656	1.75%, 06/15/2021 (b)		$875	864
Sri Lanka Government International Bond				BioMarin Pharmaceutical Inc
5.13%, 04/11/2019		8,600	8,276	1.50%, 10/15/2020		320	375
6.25%, 10/04/2020		5,000	4,828
Ukraine Government International Bond				Medicines Co/The
7.75%, 09/01/2019		5,000	4,513	2.50%, 01/15/2022		425	483
7.75%, 09/01/2027		2,000	1,670				$1,722
			$258,331	Coal- 0.00%
				Alpha Natural Resources Inc
Student Loan Asset Backed Securities - 0.05%				0.00%, 12/15/2020 (a)		100	—
SoFi Professional Loan Program 2014-B
LLC
1.69%, 08/25/2032(g),(i)		95	93	Computers - 0.04%
SoFi Professional Loan Program 2015-A				SanDisk Corp
LLC				1.50%, 08/15/2017		850	1,289
1.64%, 03/25/2033(g),(i)		589	575
Sofi Professional Loan Program 2016-A LLC
0.00%, 01/26/2038(a),(f),(g),(i),(j)		810	782	Consumer Products - 0.03%
				Jarden Corp
			$1,450	1.13%, 03/15/2034		725	846
Supranational Bank - 0.29%
African Export-Import Bank				Diversified Financial Services - 0.02%
3.88%, 06/04/2018		1,000	984	Element Financial Corp
5.75%, 07/27/2016		7,787	7,846	5.13%, 06/30/2019 (g)	CAD	725	565
			$8,830

Telecommunications - 0.94%				Electric - 0.03%
Alcatel-Lucent USA Inc				NRG Yield Inc
6.45%, 03/15/2029		1,215	1,236	3.25%, 06/01/2020 (g)		$225	184
6.50%, 01/15/2028		385	386	3.50%, 02/01/2019 (g)		650	582
B Communications Ltd							$766
7.38%, 02/15/2021(g)		7,000	7,560
Comcel Trust via Comunicaciones Celulares				Electrical Components & Equipment - 0.02%
SA				General Cable Corp
6.88%, 02/06/2024		10,076	8,993	4.50%, 11/15/2029 (b),(i)		75	28
Digicel Group Ltd				SunPower Corp
7.13%, 04/01/2022		7,750	5,541	0.75%, 06/01/2018		575	655
Frontier Communications Corp							$683
8.88%, 09/15/2020(g)		2,000	2,065
11.00%, 09/15/2025 (g)		1,095	1,096	Electronics - 0.02%
				TTM Technologies Inc
Oi SA 9.75%, 09/15/2016(g)	BRL	1,475	232	1.75%, 12/15/2020		550	476
Sprint Communications Inc				Vishay Intertechnology Inc
6.00%, 12/01/2016		$1,090	1,082	2.25%, 11/15/2040		300	286
			$28,191				$762
				Energy - Alternate Sources - 0.02%
Textiles - 0.05%				SunEdison Inc
Springs Industries Inc				0.25%, 01/15/2020 (b),(g)		1,425	224
6.25%, 06/01/2021(d)		1,562	1,542
				2.00%, 10/01/2018		400	87
				2.75%, 01/01/2021		725	158
Transportation - 0.17%							$469
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/2020		5,250	5,086	Healthcare - Products - 0.02%
				Hologic Inc
TOTAL BONDS			$852,863	2.00%, 12/15/2037		325	499
	Principal
CONVERTIBLE BONDS - 2.01%	Amount (000's) Value (000's)			Healthcare - Services - 0.15%
				Anthem Inc
Apparel - 0.01%				2.75%, 10/15/2042		2,450	4,412
Iconix Brand Group Inc
1.50%, 03/15/2018		655	360
				Holding Companies - Diversified - 0.00%
				RWT Holdings Inc
Automobile Parts & Equipment - 0.01%				5.63%, 11/15/2019		185	166
Meritor Inc
7.88%, 03/01/2026		325	363

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

	Principal			Principal
CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)		CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)

Home Builders - 0.02%			Semiconductors (continued)
CalAtlantic Group Inc			Novellus Systems Inc
0.25%, 06/01/2019	$485	$421	2.63%, 05/15/2041	$3,988	$8,659
KB Home			NVIDIA Corp
1.38%, 02/01/2019	165	145	1.00%, 12/01/2018	3,225	5,184
		$566	ON Semiconductor Corp
			2.63%, 12/15/2026	300	313
Insurance - 0.05%					$21,534
MGIC Investment Corp
2.00%, 04/01/2020	300	346	Telecommunications - 0.08%
5.00%, 05/01/2017	775	804	Ciena Corp
Radian Group Inc			3.75%, 10/15/2018 (g)	475	583
2.25%, 03/01/2019(b)	300	341	Palo Alto Networks Inc
		$1,491	0.00%, 07/01/2019 (a)	1,225	1,751
					$2,334
Internet - 0.13%
LinkedIn Corp			Transportation - 0.02%
0.50%, 11/01/2019	615	549	Ship Finance International Ltd
VeriSign Inc			3.25%, 02/01/2018	600	544
4.34%, 08/15/2037(i)	1,325	3,278	UTi Worldwide Inc
		$3,827	4.50%, 03/01/2019	100	100
					$644
Investment Companies - 0.00%
Prospect Capital Corp			TOTAL CONVERTIBLE BONDS		$60,146
4.75%, 04/15/2020(b),(i)	100	76	SENIOR FLOATING RATE INTERESTS	Principal
			- 0.37%	Amount (000's) Value (000's)

Metal Fabrication & Hardware - 0.03%			Agriculture - 0.00%
RTI International Metals Inc			Pinnacle Operating Corp, Term Loan B
			4.75%, 11/14/2018 (i)	$164	$146
1.63%, 10/15/2019	790	784

Miscellaneous Manufacturers - 0.02%			Building Materials - 0.03%
Trinity Industries Inc			Continental Building Products Operating Co
3.88%, 06/01/2036	650	665	LLC, Term Loan B
			4.00%, 08/28/2020 (i)	437	425
			Ply Gem Industries Inc, Term Loan B
Oil & Gas - 0.07%			4.00%, 01/17/2021 (i)	438	413
Cheniere Energy Inc					$838
4.25%, 03/15/2045	1,150	591
Chesapeake Energy Corp			Chemicals - 0.01%
2.50%, 05/15/2037	1,210	547	Emerald Performance Materials LLC, Term
Whiting Petroleum Corp			Loan
1.25%, 04/01/2020(g)	2,920	1,064	4.50%, 07/23/2021 (i)	262	256
		$2,202
Pharmaceuticals - 0.03%			Commercial Services - 0.05%
Herbalife Ltd			iQor US Inc, Term Loan B
			6.00%, 02/19/2021 (d),(i)	589	456
2.00%, 08/15/2019	900	820	Sedgwick Claims Management Services Inc,
			Term Loan
REITS- 0.29%			3.75%, 02/11/2021 (i)	150	143
Colony Capital Inc			USAGM HoldCo LLC, Term Loan
3.88%, 01/15/2021	625	545	4.75%, 07/27/2022 (i)	965	901
Equinix Inc					$1,500
4.75%, 06/15/2016(b)	1,325	5,244
Redwood Trust Inc			Distribution & Wholesale - 0.01%
4.63%, 04/15/2018	330	307	HD Supply Inc, Term Loan
SL Green Operating Partnership LP			3.75%, 08/06/2021 (i)	441	432
3.00%, 10/15/2017(g)	50	60
Spirit Realty Capital Inc			Diversified Financial Services - 0.01%
2.88%, 05/15/2019	825	811	Aptean Holdings Inc, Term Loan B
3.75%, 05/15/2021	350	345	5.25%, 02/21/2020 (i)	442	427
Starwood Property Trust Inc
3.75%, 10/15/2017	225	219
4.55%, 03/01/2018	1,075	1,055	Insurance - 0.03%
		$8,586	HUB International Ltd, Term Loan B
			4.00%, 09/17/2020 (i)	902	861
Semiconductors - 0.72%
Intel Corp
3.25%, 08/01/2039	3,501	5,195	Investment Companies - 0.00%
Microchip Technology Inc			Grosvenor Capital Management Holdings
2.13%, 12/15/2037	600	1,103	LLLP, Term Loan B
			3.75%, 11/25/2020 (i)	165	155
Micron Technology Inc
2.13%, 02/15/2033	400	478
3.00%, 11/15/2043	315	218
3.13%, 05/01/2032	300	384

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Leisure Products & Services - 0.01%			U.S. Treasury (continued)
SRAM LLC, Term Loan B			3.75%, 11/15/2043	$26,551	$33,128
4.02%, 06/07/2018(i)	$301	$228	4.38%, 05/15/2041	4,655	6,317
			4.63%, 02/15/2040 (k)	15,018	21,008
					$101,812
Machinery - Diversified - 0.01%
Manitowoc Foodservice Inc, Term Loan			U.S. Treasury Bill - 0.96%
0.00%, 02/05/2023(i),(m)	360	360	0.22%, 03/03/2016 (k),(o)	15,000	15,000
			0.24%, 03/17/2016 (k),(o)	13,000	12,998
			0.46%, 07/14/2016 (o),(p)	850	849
Miscellaneous Manufacturers - 0.02%
Gates Global LLC, Term Loan					$28,847
4.25%, 06/11/2021(i)	636	559
			U.S. Treasury Inflation-Indexed Obligations - 2.79%
			0.13%, 04/15/2020 (k)	69,398	70,022
			1.00%, 02/15/2046 (k)	13,426	13,439
Oil & Gas - 0.02%
Power Buyer LLC, Term Loan					$83,461
4.25%, 05/06/2020(i)	552	538
			U.S. Treasury Strip - 0.17%
			0.00%, 02/15/2044 (a),(i),(k),(q)	10,356	4,917
Pharmaceuticals - 0.02%
Vizient Inc, Term Loan B			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.25%, 02/09/2023(i)	550	547	OBLIGATIONS		$241,596
				Maturity
			REPURCHASE AGREEMENTS - 6.60%	Amount (000's)	Value(000	's)
Pipelines - 0.02%
Energy Transfer Equity LP, Term Loan			Banks- 6.60%
3.25%, 11/15/2019(i)	593	477	Barclays Bank PLC Repurchase Agreement on	$ 3,034	$3,035
Southcross Energy Partners LP, Term Loan B			securities sold short; (0.45)% dated
5.25%, 07/29/2021(i)	292	150	12/21/2015 (collateralized by Bahrain
		$627	Government International Bond;
			$2,984,802; 6.13%; dated 08/01/23)(r)
Private Equity - 0.01%			Barclays Bank PLC Repurchase Agreement on	13,579	13,585
HarbourVest Partners LLC, Term Loan			securities sold short; (0.75)% dated
3.25%, 02/04/2021(i)	210	207
			12/21/2015 (collateralized by Saudi
			Electricity Global Sukuk Co 2;
			$13,948,747; 3.47%; dated 04/08/23)(r)
Retail - 0.01%
Talbots Inc/The, Term Loan B			Barclays Bank PLC Repurchase Agreement on	2,071	2,071
5.50%, 03/13/2020(i)	290	270	securities sold short; (0.45)% dated
			02/19/2016 (collateralized by Turkey
			Government International Bond;
Software - 0.02%			$2,098,463; 7.38%; dated 02/05/25)(r)
Evergreen Skills Lux Sarl, Term Loan			Barclays Bank PLC Repurchase Agreement on	5,033	5,033
3.75%, 04/08/2021(i)	560	531
			securities sold short; (0.70)% dated
			02/29/2016 (collateralized by IPIC GMTN
			Ltd; $5,231,303; 6.88%; dated 11/01/41)(r)
Telecommunications - 0.07%
Integra Telecom Holdings Inc, Term Loan B			Barclays Bank PLC Repurchase Agreement:	2,490	2,490
5.25%, 08/14/2020(i)	1,141	1,074	(0.70)% dated 02/29/2016 (collateralized
LTS Buyer LLC, Term Loan B			by Kazakhstan Temir Zholy Finance BV;
4.00%, 04/01/2020(i)	299	290	$2,542,038; 6.95%; dated 07/10/42)(r)
Sable International Finance Ltd, Term Loan			Barclays Bank PLC Repurchase Agreement on	1,231	1,233
0.00%, 12/02/2022(i),(m)	380	369	securities sold short; (0.80)% dated
0.00%, 12/02/2022(i),(m)	310	301	12/03/2015 (collateralized by Kazakhstan
		$2,034	Government International Bond;
			$1,223,223; 5.13%; dated 07/21/25)(r)
Transportation - 0.01%			Barclays Bank PLC Repurchase Agreement on	1,180	1,182
OSG Bulk Ships Inc, Term Loan B-EXIT			securities sold short; (0.80)% dated
5.25%, 07/22/2019(i)	212	185	12/18/2015 (collateralized by Kazakhstan
			Government International Bond;
			$1,223,223; 5.13%; dated 07/21/25)(r)
Trucking & Leasing - 0.01%
IBC Capital Ltd, Term Loan			Barclays Bank PLC Repurchase Agreement on	3,321	3,325
4.75%, 08/05/2021(i)	426	377	securities sold short; (0.80)% dated
			01/14/2016 (collateralized by Kazakhstan
TOTAL SENIOR FLOATING RATE INTERESTS		$11,078	Government International Bond;
U.S. GOVERNMENT & GOVERNMENT	Principal		$3,414,829; 5.13%; dated 07/21/25)(r)
AGENCY OBLIGATIONS - 8.07%	Amount (000's) Value (000's)		Barclays Bank PLC Repurchase Agreement on	5,592	5,601
			securities sold short; (0.85)% dated
Federal National Mortgage Association (FNMA) - 0.75%			12/21/2015 (collateralized by IPIC GMTN
3.00%, 03/01/2046(n)	$22,000	$22,559	Ltd; $5,804,236; 5.50%; dated 03/01/22)(r)
			Barclays Bank PLC Repurchase Agreement on	1,034	1,035
U.S. Treasury - 3.40%			securities sold short; (0.95)% dated
1.00%, 09/15/2017	15,292	15,344	01/07/2016 (collateralized by South Africa
1.63%, 02/15/2026(k)	12,702	12,569	Government International Bond;
2.25%, 11/15/2025(k)	6,672	6,969	$1,074,814; 5.88%; dated 09/16/25)(r)
2.50%, 02/15/2046(k)	6,638	6,477

See accompanying notes.

     Schedule of Investments Global Multi-Strategy Fund February 29, 2016 (unaudited)

REPURCHASE AGREEMENTS		Maturity		REPURCHASE AGREEMENTS	Maturity
(continued)		Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Banks (continued)				Banks (continued)
Barclays Bank PLC Repurchase Agreement on $		4,586	$4,592	Merrill Lynch Repurchase Agreement on	$9,808	$9,808
securities sold short; (1.00)% dated				securities sold short; 0.36% dated
01/08/2016 (collateralized by ABJA				02/29/2016 maturing 03/01/2016
Investment Co Pte Ltd; $4,764,243; 4.85%;				(collateralized by United States Treasury
dated 01/31/20)(r)				Note/Bond; $9,809,870; 0.63%; dated
Barclays Bank PLC Repurchase Agreement on		5,087	5,093	09/30/17)
securities sold short; (3.50)% dated				Merrill Lynch Repurchase Agreement on	2,905	2,905
01/19/2016 (collateralized by Argentina				securities sold short; 0.35% dated
Bonar Bonds; $5,397,500; 8.75%; dated				02/29/2016 maturing 03/01/2016
05/07/24	)(r)			(collateralized by United States Treasury
Barclays Bank PLC Repurchase Agreement on		1,075	1,076	Note/Bond; $2,902,432; 4.75%; dated
securities sold short; (1.25)% dated				02/15/41)
02/23/2016 (collateralized by South Africa				Merrill Lynch Repurchase Agreement on	8,324	8,323
Government International Bond;				securities sold short; 0.36% dated
$1,074,814; 5.88%; dated 09/16/25)(r)				02/29/2016 maturing 03/01/2016
Barclays Bank PLC Repurchase Agreement on		3,999	4,007	(collateralized by United States Treasury
securities sold short; (1.50)% dated				Note/Bond; $8,314,975; 2.50%; dated
01/13/2016 (collateralized by Cia				02/15/45)
Brasileira de Aluminio; $3,810,660;				Merrill Lynch Repurchase Agreement on	22,639	22,639
4.75%; dated 06/17/24)(r)				securities sold short; 0.37% dated
Barclays Bank PLC Repurchase Agreement on		5,558	5,566	02/29/2016 maturing 03/01/2016
securities sold short; (1.50)% dated				(collateralized by United States Treasury
01/20/2016 (collateralized by Rio Tinto				Note/Bond; $22,677,247; 2.00%; dated
Finance PLC; $5,890,207; 2.88%; dated				08/15/25)
12/11/24	)(r)			Merrill Lynch Repurchase Agreement on	1,394	1,394
Barclays Bank PLC Repurchase Agreement on		4,854	4,864	securities sold short; 0.37% dated
securities sold short; (1.55)% dated				02/29/2016 maturing 03/01/2016
01/07/2016 (collateralized by Millicom				(collateralized by United States Treasury
International Cellular SA; $4,824,219;				Note/Bond; $1,392,487; 3.00%; dated
6.63%; dated 10/15/21)(r)				05/15/45)
Barclays Bank PLC Repurchase Agreement on		5,804	5,804	Merrill Lynch Repurchase Agreement; 0.38%	2,583	2,583
securities sold short; (2.25)% dated				dated 02/29/2016 maturing 03/01/2016
02/29/2016 (collateralized by Banco				(collateralized by United States Treasury
Bradesco SA/Cayman Islands; $5,931,542;				Note/Bond; $2,584,469; 1.63%; dated
5.75%; dated 03/01/22)(r)				11/30/20)
Merrill Lynch Repurchase Agreement on		17,068	17,068	Merrill Lynch Repurchase Agreement; 0.39%	1,995	1,995
securities sold short; 0.25% dated				dated 02/29/2016 maturing 03/01/2016
02/29/2016 maturing 03/01/2016				(collateralized by United States Treasury
(collateralized by United States Treasury				Note/Bond; $1,995,175; 1.38%; dated
Note/Bond; $17,077,414; 6.25%; dated				09/30/20)
05/15/30)				Mizuho Securities Repurchase Agreement on	8,000	8,000
Merrill Lynch Repurchase Agreement on		10,608	10,608	securities sold short; 0.00% dated
securities sold short; 0.30% dated				02/29/2016 (collateralized by United States
02/29/2016 maturing 03/01/2016				Treasury Note/Bond; $8,001,526; 0.63%;
(collateralized by United States Treasury				dated 09/30/17)(a),(r)
Note/Bond; $10,606,566; 5.38%; dated						$189,474
02/15/31)				TOTAL REPURCHASE AGREEMENTS		$189,474
Merrill Lynch Repurchase Agreement on		6,228	6,228	TOTAL PURCHASED OPTIONS - 0.57%		$17,010
securities sold short; 0.31% dated				TOTAL PURCHASED INTEREST RATE SWAPTIONS -
02/29/2016 maturing 03/01/2016				0.02%		$589
(collateralized by United States Treasury				Total Investments		$3,178,379
Note/Bond; $6,223,521; 3.00%; dated				Liabilities in Excess of Other Assets, Net - (6.45)%		$(185,081)
11/15/45)				TOTAL NET ASSETS - 100.00%		$2,993,298
Merrill Lynch Repurchase Agreement on		3,326	3,326
securities sold short; 0.32% dated
02/29/2016 maturing 03/01/2016				(a) Non-Income Producing Security
(collateralized by United States Treasury				(b)	Security or a portion of the security was pledged as collateral for short
Note/Bond; $3,326,559; 1.38%; dated				sales. At the end of the period, the value of these securities totaled
01/31/21)				$134,786 or 4.50% of net assets.
Merrill Lynch Repurchase Agreement on		665	665	(c)	Security or a portion of the security was pledged to cover margin
securities sold short; 0.32% dated				requirements for options contracts. At the end of the period, the value of
02/29/2016 maturing 03/01/2016				these securities totaled $9,767 or 0.33% of net assets.
(collateralized by United States Treasury				(d)	Security is Illiquid. At the end of the period, the value of these securities
Note/Bond; $665,312; 1.38%; dated				totaled $42,857 or 1.43% of net assets.
01/31/21)				(e)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Merrill Lynch Repurchase Agreement on		24,340	24,340	information.
securities sold short; 0.35% dated				(f)	Fair value of these investments is determined in good faith by the Manager
02/29/2016 maturing 03/01/2016				under procedures established and periodically reviewed by the Board of
(collateralized by United States Treasury				Directors. At the end of the period, the fair value of these securities totaled
Note/Bond; $24,326,261; 3.13%; dated				$18,858 or 0.63% of net assets.
02/15/42)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $257,222 or 8.59% of net assets.
(h)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(i)	Variable Rate. Rate shown is in effect at February 29, 2016.
(j)	Security purchased on a when-issued basis.
(k)	Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $156,227 or 5.22% of net assets.
(l)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m)	This Senior Floating Rate Note will settle after February 29, 2016, at which time the interest rate will be determined.
(n)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(o)	Rate shown is the discount rate of the original purchase.
(p)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $849 or 0.03% of net assets.
(q)	Security is a Principal Only Strip.
(r)	Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.

Portfolio Summary (unaudited)
Sector	Percent
Exchange Traded Funds	20.17%
Financial	17.68%
Government	16.35%
Consumer, Non-cyclical	12.38%
Industrial	6.41%
Consumer, Cyclical	6.08%
Communications	6.06%
Technology	4.63%
Energy	4.46%
Mortgage Securities	3.72%
Basic Materials	3.69%
Asset Backed Securities	2.06%
Utilities	1.68%
Purchased Options	0.57%
Diversified	0.49%
Purchased Interest Rate Swaptions	0.02%
Investments Sold Short	(18.30)%
Other Assets in Excess of Liabilities, Net	11.85%
TOTAL NET ASSETS	100.00%

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Airbnb, Inc	06/24/2015	$157	$171	0.01%
Birst Inc	03/03/2015	123	77	0.00%
Cloudera Inc	02/05/2014	55	73	0.00%
DraftKings Inc Term Notes	12/22/2015	27	27	0.00%
DraftKings Inc	12/04/2014	52	59	0.00%
Dropbox Inc	01/28/2014	51	34	0.00%
Forescout Tech Inc	11/24/2015	109	109	0.00%
Forward Venture Services LLC	11/20/2014	170	175	0.01%
General Assembly Space, Inc	07/31/2015	107	107	0.00%
Jand Inc	04/23/2015	19	19	0.00%
Jand Inc	04/23/2015	43	43	0.00%
Klarna Holding AB	08/07/2015	89	91	0.00%
Lithium Technologies Inc	04/16/2015	290	292	0.01%
Marklogic Corp	04/27/2015	172	172	0.01%
Nutanix Inc	08/25/2014	48	57	0.00%
Pinterest Inc	03/16/2015	627	628	0.02%
Pure Storage Inc - Class B	04/16/2014	131	120	0.00%
Redfin Corp	12/15/2014	97	92	0.00%
Trade Desk Preferred	02/09/2016	89	89	0.00%
Uber Technologies Inc	06/05/2014	236	741	0.02%
Veracode Inc	08/26/2014	112	116	0.00%
WeWork Cos Inc	12/08/2014	16	49	0.00%

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Restricted Securities (continued)

Security Name				Trade Date		Cost	Value	Percent of Net Assets
WeWork Cos Inc Series D-1				12/08/2014		$81		$244		0.01%
WeWork Cos Inc Series D-2				12/08/2014		64		192		0.01%
Zuora Inc				01/15/2015		156		129		0.00%

Amounts in thousands
Credit Default Swaps

Buy Protection
				(Pay)/			Upfront	Unrealized
				Receive	Expiration	Notional	Premiums	Appreciation/	Fair Value
Counterparty (Issuer)	Reference Entity			Fixed Rate	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability
Barclays Bank PLC	AngloGold Ashanti Holdings PLC			(1.00)%	09/21/2020	$10,000	$1,082	$929 $	2,011	$—
Barclays Bank PLC	CDX.EM.24			(1.00)%	12/20/2020	515	64	(6)	58	—
Barclays Bank PLC	Emirate of Dubai Government			(5.00)%	12/20/2020	10,000	(1,325)	155	—	(1,170)
	International Bonds
Barclays Bank PLC	Emirate of Dubai Government			(5.00)%	12/20/2020	10,000	(1,350)	179	—	(1,171)
	International Bonds
Barclays Bank PLC	ITRAXX.ASIA			(1.00)%	12/20/2020	2,050	52	2	54	—
Barclays Bank PLC	Kazakhstan Government			(1.00)%	12/20/2020	10,000	977	(89)	888	—
	International Bond
Barclays Bank PLC	Mexico Government International			(1.00)%	12/20/2020	780	34	(1)	33	—
	Bond
Barclays Bank PLC	Turkey Government International			(1.00)%	09/20/2020	2,350	171	14	185	—
	Bond
Citigroup Inc	Kingdom of Saudi Arabia			(1.00)%	12/20/2020	5,000	201	(28)	173	—
Citigroup Inc	Kingdom of Saudi Arabia			(1.00)%	12/20/2020	5,000	206	(33)	173	—
Citigroup Inc	Mexico Government International			(1.00)%	12/21/2020	1,090	47	—	47	—
	Bond
Citigroup Inc	Russian Agricultural Bank OJSC			(1.00)%	03/20/2019	5,000	235	200	435	—
	Via RSHB Capital SA
Citigroup Inc	South Africa Government			(1.00)%	12/20/2020	20,000	2,140	35	2,175	—
	International Bond
Deutsche Bank AG	CDX.EM.24			(1.00)%	12/20/2020	3,626	452	(43)	409	—
Deutsche Bank AG	Mexico Government International			(1.00)%	12/20/2020	750	32	—	32	—
	Bond
Deutsche Bank AG	Mexico Government International			(1.00)%	12/20/2020	750	33	(1)	32	—
	Bond
JP Morgan Chase	Bank of China Ltd/Hong Kong			(1.00)%	09/21/2020	15,000	222	236	458	—
JP Morgan Chase	ITRAXX.ASIA			(1.00)%	12/20/2020	2,600	65	3	68	—
JP Morgan Chase	Kingdom of Saudi Arabia			(1.00)%	12/20/2020	10,000	434	(88)	346	—
Merrill Lynch	ITRAXX.ASIA			(1.00)%	12/20/2020	1,950	50	1	51	—
Total							$3,822	$1,465 $	7,628	$ (2,341)

Sell Protection
		Implied
		Credit Spread
		as of		(Pay)/			Upfront	Unrealized
		February 29,		Receive	Expiration	Notional	Premiums	Appreciation/	Fair Value (b)
Counterparty (Issuer)	Reference Entity	2016	(c)	Fixed Rate	Date	Amount (a)	Paid/(Received)	(Depreciation)	Asset	Liability
Citigroup Inc	Penerbangan	1.75%		1.00%	12/20/2020	$10,000	$(419)	$80 $	— $	(339)
	Malaysia Berhad
HSBC Securities Inc	Croatia Government	2.82%		1.00%	09/20/2020	10,000	(695)	(72)	—	(767)
	International Bond
Total							$(1,114)	$8 $	— $	(1,106)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
				(Pay)/			Upfront	Unrealized
				Receive	Expiration	Notional	Premiums	Appreciation/
	Reference Entity			Fixed Rate	Date	Amount	Paid/(Received)	(Depreciation)	Fair Value
	CDX.NA.HY.25			(5.00)%	12/20/2020	$200	$2	$— $		2
Total							$2	$— $		2

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $20,000.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/18/2016	AUD	99,382,000	$70,305	$70,869	$848	$(284)
Bank of America NA	03/18/2016	CAD	74,686,000	53,557	55,205	1,648	—
Bank of America NA	03/18/2016	CHF	7,965,000	8,045	7,986	11	(70)
Bank of America NA	03/18/2016	EUR	83,651,000	92,794	91,040	8	(1,762)
Bank of America NA	03/18/2016	GBP	23,556,000	34,203	32,785	—	(1,418)
Bank of America NA	03/18/2016	JPY	17,416,154,000	148,055	154,566	6,552	(41)
Bank of America NA	03/18/2016	MXN	61,606,000	3,368	3,393	39	(14)
Bank of America NA	03/18/2016	NZD	75,110,000	50,188	49,431	90	(847)
Bank of New York Mellon	03/01/2016	EUR	19,320	21	21	—	—
Bank of New York Mellon	03/01/2016	JPY	17,409,675	154	154	—	—
Bank of New York Mellon	03/16/2016	EUR	2,295,000	2,497	2,498	12	(11)
Bank of New York Mellon	03/16/2016	JPY	554,400,000	4,799	4,920	121	—
Bank of New York Mellon	03/21/2016	EUR	119,285	132	130	—	(2)
Bank of New York Mellon	10/03/2016	EUR	2,002,595	2,156	2,195	39	—
Bank of New York Mellon	12/05/2016	EUR	583,910	650	642	—	(8)
Barclays Bank PLC	03/01/2016	AUD	2,700,000	1,947	1,927	—	(20)
Barclays Bank PLC	03/01/2016	EUR	5,629,500	6,213	6,124	—	(89)
Barclays Bank PLC	03/01/2016	GBP	1,610,656	2,305	2,242	—	(63)
Barclays Bank PLC	03/01/2016	JPY	101,490,930	900	900	—	—
Barclays Bank PLC	03/01/2016	NZD	900,000	593	593	—	—
Barclays Bank PLC	03/04/2016	JPY	70,121,070	627	622	—	(5)
Barclays Bank PLC	03/11/2016	EUR	5,179,500	5,642	5,636	—	(6)
Barclays Bank PLC	03/11/2016	GBP	1,610,815	2,248	2,242	—	(6)
Citigroup Inc	03/01/2016	EUR	2,250,000	2,468	2,448	—	(20)
Citigroup Inc	03/11/2016	AUD	1,800,000	1,289	1,284	1	(6)
Citigroup Inc	03/11/2016	GBP	450,000	627	626	—	(1)
Citigroup Inc	03/11/2016	JPY	204,160,289	1,800	1,811	11	—
Citigroup Inc	03/16/2016	AUD	16,790,000	12,078	11,975	45	(148)
Citigroup Inc	03/16/2016	BRL	17,256,808	4,328	4,281	24	(71)
Citigroup Inc	03/16/2016	CAD	15,983,508	11,425	11,814	400	(11)
Citigroup Inc	03/16/2016	CHF	4,330,000	4,382	4,341	4	(45)
Citigroup Inc	03/16/2016	CLP	175,856,500	247	252	5	—
Citigroup Inc	03/16/2016	COP	73,975,000	23	22	—	(1)
Citigroup Inc	03/16/2016	CZK	51,124,500	2,062	2,056	8	(14)
Citigroup Inc	03/16/2016	EUR	23,236,500	25,453	25,288	23	(188)
Citigroup Inc	03/16/2016	GBP	3,137,500	4,607	4,367	—	(240)
Citigroup Inc	03/16/2016	HKD	2,017,000	260	259	—	(1)
Citigroup Inc	03/16/2016	HUF	314,857,000	1,108	1,105	9	(12)
Citigroup Inc	03/16/2016	IDR	3,665,730,500	262	274	12	—
Citigroup Inc	03/16/2016	ILS	3,035,500	779	778	4	(5)
Citigroup Inc	03/16/2016	INR	86,931,000	1,284	1,268	—	(16)
Citigroup Inc	03/16/2016	JPY	3,312,345,502	27,284	29,394	2,111	(1)
Citigroup Inc	03/16/2016	KRW	3,687,416,257	3,046	2,978	3	(71)
Citigroup Inc	03/16/2016	MXN	81,063,430	4,483	4,466	33	(50)
Citigroup Inc	03/16/2016	MYR	7,822,500	1,815	1,863	50	(2)
Citigroup Inc	03/16/2016	NOK	57,723,000	6,611	6,634	54	(31)
Citigroup Inc	03/16/2016	NZD	19,000,499	12,605	12,507	7	(105)
Citigroup Inc	03/16/2016	PHP	12,903,050	270	271	1	—
Citigroup Inc	03/16/2016	PLN	5,449,500	1,373	1,365	3	(11)
Citigroup Inc	03/16/2016	SEK	44,128,500	5,125	5,158	40	(7)
Citigroup Inc	03/16/2016	SGD	5,864,000	4,137	4,170	36	(3)
Citigroup Inc	03/16/2016	TRY	16,868,000	5,652	5,667	20	(5)
Citigroup Inc	03/16/2016	TWD	43,318,999	1,318	1,302	2	(18)
Citigroup Inc	03/16/2016	ZAR	30,447,500	1,901	1,914	40	(27)
Citigroup Inc	03/18/2016	AUD	1,858,000	1,327	1,325	—	(2)
Citigroup Inc	03/18/2016	CAD	4,780,550	3,462	3,534	72	—
Citigroup Inc	03/18/2016	NOK	12,488,767	1,455	1,435	—	(20)
Citigroup Inc	04/04/2016	INR	43,745,000	650	637	—	(13)
Citigroup Inc	06/15/2016	AUD	2,891,166	2,049	2,053	4	—
Citigroup Inc	06/15/2016	BRL	1,900,000	465	459	—	(6)
Citigroup Inc	06/15/2016	CLP	5,330,000	8	8	—	—
Citigroup Inc	06/15/2016	EUR	1,009,836	1,102	1,102	—	—
Citigroup Inc	06/15/2016	GBP	80,000	111	111	—	—
Citigroup Inc	06/15/2016	IDR	882,261,700	65	65	—	—
Citigroup Inc	06/15/2016	INR	1,642,816	24	24	—	—
Citigroup Inc	06/15/2016	JPY	931,581,082	8,257	8,292	35	—
Citigroup Inc	06/15/2016	MXN	3,701,000	202	202	—	—

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	06/15/2016	MYR	526,712	$124	$125	$1	$—
Citigroup Inc	06/15/2016	NZD	3,116,489	2,041	2,040	—	(1)
Citigroup Inc	06/15/2016	PLN	873,000	217	218	1	—
Citigroup Inc	06/15/2016	SGD	3,941,393	2,792	2,796	4	—
Citigroup Inc	06/15/2016	TRY	5,507,031	1,806	1,803	—	(3)
Citigroup Inc	06/15/2016	ZAR	521,000	31	32	1	—
Citigroup Inc	09/14/2016	CNY	8,960,390	1,345	1,343	—	(2)
Credit Suisse	03/16/2016	AUD	16,790,000	12,078	11,975	45	(148)
Credit Suisse	03/16/2016	BRL	17,062,672	4,277	4,232	24	(69)
Credit Suisse	03/16/2016	CAD	16,651,204	11,919	12,308	400	(11)
Credit Suisse	03/16/2016	CHF	3,444,000	3,461	3,453	7	(15)
Credit Suisse	03/16/2016	CLP	226,659,500	316	325	9	—
Credit Suisse	03/16/2016	COP	155,143,000	48	47	—	(1)
Credit Suisse	03/16/2016	CZK	51,124,500	2,062	2,056	8	(14)
Credit Suisse	03/16/2016	DKK	2,713,000	397	396	1	(2)
Credit Suisse	03/16/2016	EUR	24,092,920	26,400	26,220	24	(204)
Credit Suisse	03/16/2016	GBP	3,137,500	4,607	4,367	—	(240)
Credit Suisse	03/16/2016	HKD	5,436,000	699	699	1	(1)
Credit Suisse	03/16/2016	HUF	314,857,000	1,109	1,105	8	(12)
Credit Suisse	03/16/2016	IDR	4,350,701,500	311	325	14	—
Credit Suisse	03/16/2016	ILS	3,035,500	779	778	4	(5)
Credit Suisse	03/16/2016	INR	86,569,000	1,279	1,263	—	(16)
Credit Suisse	03/16/2016	JPY	3,197,778,501	26,338	28,377	2,040	(1)
Credit Suisse	03/16/2016	KRW	3,557,714,078	2,943	2,873	3	(73)
Credit Suisse	03/16/2016	MXN	76,545,923	4,235	4,217	32	(50)
Credit Suisse	03/16/2016	MYR	8,218,500	1,906	1,957	53	(2)
Credit Suisse	03/16/2016	NOK	61,675,000	7,059	7,088	61	(32)
Credit Suisse	03/16/2016	NZD	19,000,498	12,605	12,507	7	(105)
Credit Suisse	03/16/2016	PHP	13,831,373	290	291	1	—
Credit Suisse	03/16/2016	PLN	4,729,500	1,191	1,184	3	(10)
Credit Suisse	03/16/2016	SEK	47,931,497	5,572	5,602	40	(10)
Credit Suisse	03/16/2016	SGD	5,864,000	4,137	4,170	36	(3)
Credit Suisse	03/16/2016	TRY	16,868,000	5,652	5,667	20	(5)
Credit Suisse	03/16/2016	TWD	48,384,998	1,469	1,454	4	(19)
Credit Suisse	03/16/2016	ZAR	30,007,500	1,872	1,886	40	(26)
Credit Suisse	04/05/2016	EUR	1,500	2	2	—	—
Credit Suisse	04/29/2016	COP	11,200,000,000	3,309	3,376	67	—
Credit Suisse	04/05/2017	EUR	1,500	2	2	—	—
Deutsche Bank AG	05/02/2016	CLP	3,650,000,000	5,027	5,206	179	—
Goldman Sachs & Co	03/21/2016	INR	27,012,000	400	394	—	(6)
Goldman Sachs & Co	03/23/2016	MXN	13,800,320	800	760	—	(40)
Goldman Sachs & Co	03/29/2016	INR	92,817,446	1,350	1,352	2	—
Goldman Sachs & Co	03/31/2016	INR	62,406,000	900	909	9	—
Goldman Sachs & Co	04/04/2016	BRL	2,394,000	600	591	—	(9)
Goldman Sachs & Co	04/04/2016	INR	60,988,500	900	888	—	(12)
Goldman Sachs & Co	09/14/2016	CNY	12,969,750	1,950	1,944	3	(9)
HSBC Securities Inc	03/16/2016	JPY	121,861,000	1,025	1,081	56	—
HSBC Securities Inc	03/29/2016	INR	24,768,000	360	361	1	—
HSBC Securities Inc	03/31/2016	INR	37,443,600	540	545	5	—
HSBC Securities Inc	09/12/2016	CNY	2,995,650	450	449	—	(1)
Interwest Transfer Company, Inc	03/18/2016	CAD	3,096,831	2,240	2,289	49	—
JP Morgan Chase	03/16/2016	EUR	6,323,000	6,911	6,881	—	(30)
JP Morgan Chase	03/16/2016	JPY	2,391,955,000	20,521	21,227	706	—
Merrill Lynch	03/01/2016	EUR	6,570,000	7,211	7,147	—	(64)
Merrill Lynch	03/01/2016	HUF	2,057,000,000	7,166	7,216	50	—
Merrill Lynch	03/02/2016	BRL	21,720,000	5,437	5,409	—	(28)
Merrill Lynch	03/11/2016	HUF	185,644,800	640	651	11	—
Merrill Lynch	03/18/2016	MXN	8,136,450	450	448	—	(2)
Merrill Lynch	03/29/2016	INR	24,843,600	360	362	2	—
Merrill Lynch	04/01/2016	HUF	2,057,000,000	7,249	7,219	—	(30)
Merrill Lynch	09/14/2016	CNY	9,498,950	1,450	1,423	—	(27)
Morgan Stanley & Co	03/04/2016	GBP	450,000	627	626	—	(1)
Morgan Stanley & Co	03/18/2016	JPY	383,854,628	3,426	3,406	1	(21)
Morgan Stanley & Co	03/18/2016	NZD	7,156,000	4,743	4,709	—	(34)
Morgan Stanley & Co	03/18/2016	SEK	14,287,966	1,691	1,670	—	(21)
UBS AG	03/29/2016	INR	92,290,500	1,350	1,344	2	(8)
Total						$16,460	$(7,220)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/18/2016	AUD	92,047,000	$65,738	$65,638	$486	$(386)
Bank of America NA	03/18/2016	CAD	84,572,000	61,970	62,513	—	(543)
Bank of America NA	03/18/2016	CHF	46,793,000	47,505	46,914	609	(18)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/18/2016	EUR	124,729,000	$136,582	$135,747	$1,044	$(209)
Bank of America NA	03/18/2016	GBP	58,823,000	87,947	81,870	6,077	—
Bank of America NA	03/18/2016	JPY	15,766,676,000	131,548	139,928	3	(8,383)
Bank of America NA	03/18/2016	MXN	407,211,000	23,401	22,429	1,049	(77)
Bank of America NA	03/18/2016	NZD	72,274,000	47,228	47,564	290	(626)
Bank of New York Mellon	03/16/2016	CHF	4,300,000	4,377	4,311	66	—
Bank of New York Mellon	03/16/2016	EUR	16,000,000	17,624	17,412	212	—
Bank of New York Mellon	03/16/2016	GBP	820,000	1,243	1,141	102	—
Bank of New York Mellon	03/16/2016	JPY	555,500,000	4,578	4,930	—	(352)
Bank of New York Mellon	03/21/2016	EUR	31,344,461	34,574	34,116	458	—
Bank of New York Mellon	03/21/2016	GBP	9,110,344	12,872	12,680	192	—
Bank of New York Mellon	10/03/2016	EUR	5,000,005	5,693	5,481	212	—
Bank of New York Mellon	12/05/2016	EUR	12,431,225	13,636	13,665	8	(37)
Barclays Bank PLC	03/01/2016	AUD	2,700,000	1,920	1,927	—	(7)
Barclays Bank PLC	03/01/2016	EUR	5,629,500	6,158	6,124	34	—
Barclays Bank PLC	03/01/2016	GBP	1,610,656	2,248	2,242	6	—
Barclays Bank PLC	03/01/2016	JPY	1,359,820	12	12	—	—
Barclays Bank PLC	03/01/2016	NZD	900,000	608	593	15	—
Barclays Bank PLC	03/04/2016	GBP	450,000	626	626	—	—
Barclays Bank PLC	03/04/2016	JPY	307,494	3	3	—	—
Barclays Bank PLC	03/04/2016	NZD	900,000	593	593	—	—
Barclays Bank PLC	03/11/2016	AUD	2,700,000	1,946	1,926	20	—
Barclays Bank PLC	03/11/2016	EUR	900,000	992	979	13	—
Barclays Bank PLC	03/11/2016	HUF	80,542,048	290	283	7	—
Barclays Bank PLC	03/11/2016	JPY	253,927,710	2,250	2,253	—	(3)
Barclays Bank PLC	03/23/2016	MXN	174,320	10	10	—	—
Barclays Bank PLC	09/25/2017	EUR	952,625	1,091	1,062	29	—
Barclays Bank PLC	09/25/2017	GBP	775,615	1,202	1,083	119	—
Citigroup Inc	03/01/2016	EUR	2,250,000	2,479	2,448	31	—
Citigroup Inc	03/01/2016	JPY	100,131,111	900	888	12	—
Citigroup Inc	03/11/2016	HUF	98,328,230	350	345	5	—
Citigroup Inc	03/11/2016	JPY	203,378,409	1,800	1,804	—	(4)
Citigroup Inc	03/16/2016	AUD	13,619,097	9,687	9,713	50	(76)
Citigroup Inc	03/16/2016	BRL	17,306,000	4,283	4,293	15	(25)
Citigroup Inc	03/16/2016	CAD	15,983,508	11,550	11,814	9	(273)
Citigroup Inc	03/16/2016	CHF	11,114,500	11,078	11,142	24	(88)
Citigroup Inc	03/16/2016	CLP	447,873,500	630	642	—	(12)
Citigroup Inc	03/16/2016	COP	293,617,500	89	89	1	(1)
Citigroup Inc	03/16/2016	CZK	12,594,000	518	506	12	—
Citigroup Inc	03/16/2016	DKK	3,289,500	479	480	—	(1)
Citigroup Inc	03/16/2016	EUR	54,008,874	58,656	58,777	347	(468)
Citigroup Inc	03/16/2016	GBP	9,371,499	13,925	13,043	882	—
Citigroup Inc	03/16/2016	HKD	2,017,000	259	260	—	(1)
Citigroup Inc	03/16/2016	HUF	283,271,501	973	994	—	(21)
Citigroup Inc	03/16/2016	IDR	2,113,575,571	152	158	—	(6)
Citigroup Inc	03/16/2016	ILS	5,239,500	1,350	1,343	9	(2)
Citigroup Inc	03/16/2016	INR	85,821,293	1,257	1,252	6	(1)
Citigroup Inc	03/16/2016	JPY	2,126,897,926	18,122	18,874	—	(752)
Citigroup Inc	03/16/2016	KRW	9,228,793,500	7,717	7,453	264	—
Citigroup Inc	03/16/2016	MXN	165,248,001	9,713	9,103	623	(13)
Citigroup Inc	03/16/2016	MYR	6,387,539	1,503	1,521	—	(18)
Citigroup Inc	03/16/2016	NOK	104,968,999	12,060	12,063	49	(52)
Citigroup Inc	03/16/2016	NZD	17,518,246	11,412	11,531	14	(133)
Citigroup Inc	03/16/2016	PHP	15,223,500	318	320	—	(2)
Citigroup Inc	03/16/2016	PLN	5,825,499	1,457	1,458	4	(5)
Citigroup Inc	03/16/2016	SEK	79,053,000	9,322	9,240	88	(6)
Citigroup Inc	03/16/2016	SGD	3,653,283	2,586	2,598	1	(13)
Citigroup Inc	03/16/2016	TRY	8,551,937	2,840	2,872	5	(37)
Citigroup Inc	03/16/2016	TWD	25,541,000	769	767	4	(2)
Citigroup Inc	03/16/2016	ZAR	24,676,001	1,659	1,551	110	(2)
Citigroup Inc	03/31/2016	INR	99,878,400	1,440	1,454	—	(14)
Citigroup Inc	06/15/2016	AUD	271,000	192	192	—	—
Citigroup Inc	06/15/2016	BRL	2,816,479	691	681	10	—
Citigroup Inc	06/15/2016	CAD	4,308,707	3,187	3,186	1	—
Citigroup Inc	06/15/2016	EUR	171,000	187	187	—	—
Citigroup Inc	06/15/2016	HKD	569,000	73	73	—	—
Citigroup Inc	06/15/2016	HUF	13,895,000	49	49	—	—
Citigroup Inc	06/15/2016	ILS	26,000	7	7	—	—
Citigroup Inc	06/15/2016	JPY	864,000	8	8	—	—
Citigroup Inc	06/15/2016	KRW	3,191,815,334	2,565	2,570	—	(5)
Citigroup Inc	06/15/2016	MXN	49,407,353	2,707	2,702	5	—
Citigroup Inc	06/15/2016	MYR	173,000	41	41	—	—
Citigroup Inc	06/15/2016	NOK	1,604,000	185	184	1	—

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	06/15/2016	PHP	1,490,423	$31	$31	$—	$—
Citigroup Inc	06/15/2016	SGD	11,000	8	8	—	—
Citigroup Inc	06/15/2016	ZAR	29,000	2	2	—	—
Citigroup Inc	09/14/2016	CNY	12,417,200	1,825	1,861	—	(36)
Citigroup Inc	02/16/2017	CNY	9,067,990	1,345	1,342	3	—
Commonwealth Bank of Australia	05/09/2016	NZD	5,000,000	3,345	3,280	65	—
Credit Agricole	03/18/2016	MXN	8,258,445	450	455	—	(5)
Credit Suisse	03/16/2016	AUD	13,566,069	9,648	9,675	49	(76)
Credit Suisse	03/16/2016	BRL	17,508,000	4,335	4,343	17	(25)
Credit Suisse	03/16/2016	CAD	16,651,204	12,036	12,308	10	(282)
Credit Suisse	03/16/2016	CHF	14,098,500	14,026	14,133	26	(133)
Credit Suisse	03/16/2016	CLP	447,873,500	630	642	—	(12)
Credit Suisse	03/16/2016	COP	305,834,500	93	93	1	(1)
Credit Suisse	03/16/2016	CZK	17,555,000	720	706	14	—
Credit Suisse	03/16/2016	DKK	4,386,500	638	640	—	(2)
Credit Suisse	03/16/2016	EUR	23,607,617	25,233	25,692	20	(479)
Credit Suisse	03/16/2016	GBP	9,225,499	13,720	12,840	880	—
Credit Suisse	03/16/2016	HKD	5,436,000	700	699	2	(1)
Credit Suisse	03/16/2016	HUF	283,271,501	973	994	—	(21)
Credit Suisse	03/16/2016	IDR	2,796,992,129	199	209	—	(10)
Credit Suisse	03/16/2016	ILS	5,180,500	1,336	1,328	9	(1)
Credit Suisse	03/16/2016	INR	85,710,523	1,255	1,250	6	(1)
Credit Suisse	03/16/2016	JPY	2,114,282,156	18,010	18,762	—	(752)
Credit Suisse	03/16/2016	KRW	9,059,027,500	7,581	7,316	265	—
Credit Suisse	03/16/2016	MXN	144,275,001	8,561	7,948	623	(10)
Credit Suisse	03/16/2016	MYR	6,600,173	1,553	1,572	—	(19)
Credit Suisse	03/16/2016	NOK	104,748,998	12,035	12,039	48	(52)
Credit Suisse	03/16/2016	NZD	17,518,243	11,412	11,531	14	(133)
Credit Suisse	03/16/2016	PHP	15,223,500	318	320	—	(2)
Credit Suisse	03/16/2016	PLN	5,825,500	1,457	1,458	4	(5)
Credit Suisse	03/16/2016	SEK	84,631,612	9,982	9,892	96	(6)
Credit Suisse	03/16/2016	SGD	3,650,110	2,584	2,596	1	(13)
Credit Suisse	03/16/2016	TRY	8,340,094	2,769	2,802	4	(37)
Credit Suisse	03/16/2016	TWD	30,931,000	933	930	5	(2)
Credit Suisse	03/16/2016	ZAR	28,018,001	1,867	1,761	113	(7)
Credit Suisse	03/21/2016	IDR	47,000,000,000	3,464	3,508	—	(44)
Credit Suisse	03/29/2016	EUR	3,436,000	3,792	3,741	51	—
Credit Suisse	04/22/2016	COP	3,330,000,000	996	1,005	—	(9)
Deutsche Bank AG	03/29/2016	EUR	2,640,000	2,906	2,874	32	—
Goldman Sachs & Co	03/16/2016	CHF	1,170,000	1,198	1,173	25	—
Goldman Sachs & Co	03/21/2016	INR	26,896,000	400	392	8	—
Goldman Sachs & Co	03/29/2016	INR	24,552,000	360	358	2	—
Goldman Sachs & Co	09/12/2016	CNY	3,085,200	450	462	—	(12)
HSBC Securities Inc	03/16/2016	JPY	606,450,000	5,002	5,382	—	(380)
HSBC Securities Inc	09/14/2016	CNY	14,344,000	2,200	2,150	50	—
HSBC Securities Inc	02/16/2017	CNY	3,032,100	450	449	1	—
Interwest Transfer Company, Inc	03/18/2016	CAD	3,096,831	2,240	2,289	—	(49)
Merrill Lynch	03/01/2016	EUR	6,570,000	7,188	7,147	41	—
Merrill Lynch	03/01/2016	HUF	2,057,000,000	7,251	7,216	35	—
Merrill Lynch	03/02/2016	BRL	21,720,000	5,299	5,409	—	(110)
Merrill Lynch	03/10/2016	MXN	10,000,000	534	551	—	(17)
Merrill Lynch	03/11/2016	BRL	3,500,000	899	869	30	—
Merrill Lynch	03/21/2016	TWD	303,000,000	8,969	9,104	—	(135)
Merrill Lynch	03/23/2016	MXN	13,626,000	800	750	50	—
Merrill Lynch	03/29/2016	INR	24,566,400	360	358	2	—
Merrill Lynch	04/01/2016	EUR	6,570,000	7,218	7,153	65	—
Merrill Lynch	05/03/2016	BRL	21,720,000	5,344	5,320	24	—
Merrill Lynch	05/11/2016	KRW	6,000,000,000	5,042	4,834	208	—
Merrill Lynch	09/14/2016	CNY	23,437,560	3,440	3,512	—	(72)
Merrill Lynch	09/19/2016	CNY	61,300,000	9,293	9,182	111	—
Morgan Stanley & Co	03/04/2016	JPY	69,813,576	627	619	8	—
Morgan Stanley & Co	03/18/2016	AUD	1,385,000	996	988	8	—
Morgan Stanley & Co	03/18/2016	CAD	6,323,055	4,617	4,674	—	(57)
Morgan Stanley & Co	03/18/2016	GBP	498,000	717	693	24	—
Morgan Stanley & Co	03/18/2016	JPY	428,513,004	3,773	3,807	—	(34)
Morgan Stanley & Co	03/18/2016	NOK	23,392,002	2,698	2,688	10	—
Morgan Stanley & Co	03/18/2016	NZD	2,150,000	1,424	1,415	9	—
Morgan Stanley & Co	03/18/2016	SEK	28,355,096	3,347	3,311	36	—
Morgan Stanley & Co	03/29/2016	MXN	3,597,635	198	198	—	—
Nomura Securities	03/29/2016	INR	40,223,925	585	586	—	(1)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Foreign Currency Contracts (continued)

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
Royal Bank of Scotland PLC	04/05/2016	EUR	1,500	$2	$2	$	— $	—
Royal Bank of Scotland PLC	04/05/2017	EUR	1,500	2	2		—	—
UBS AG	03/16/2016	JPY	12,699,352,000	103,969	112,696		—	(8,727)
UBS AG	02/16/2017	CNY	4,566,375	675	676		—	(1)
Total							$16,738	$(24,445)

Amounts in thousands except contracts

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
3 Month Euro Swiss; December 2016	Long	1	$252	$253	$1
3 Month Euro Swiss; September 2016	Long	1	253	253	—
90 Day Eurodollar; December 2016	Short	35	8,644	8,677	(33)
90 Day Eurodollar; December 2016	Short	370	91,286	91,728	(442)
90 Day Eurodollar; December 2017	Long	21	5,178	5,196	18
90 Day Eurodollar; December 2017	Short	370	90,757	91,556	(799)
90 Day Eurodollar; June 2016	Long	59	14,646	14,642	(4)
90 Day Eurodollar; June 2016	Short	2,990	742,231	742,043	188
90 Day Eurodollar; June 2017	Long	24	5,930	5,945	15
90 Day Eurodollar; June 2017	Long	2,566	634,960	635,630	670
90 Day Eurodollar; March 2017	Long	27	6,682	6,691	9
90 Day Eurodollar; March 2017	Long	141	34,929	34,943	14
90 Day Eurodollar; September 2016	Long	29	7,196	7,193	(3)
90 Day Eurodollar; September 2017	Long	22	5,430	5,447	17
90 Day Short Sterling; December 2016	Long	201	34,647	34,778	131
90 Day Short Sterling; December 2017	Long	19	3,267	3,285	18
90 Day Short Sterling; June 2016	Long	216	37,202	37,354	152
90 Day Short Sterling; June 2017	Long	22	3,789	3,806	17
90 Day Short Sterling; June 2017	Long	1,603	276,318	277,330	1,012
90 Day Short Sterling; March 2017	Long	255	44,005	44,121	116
90 Day Short Sterling; March 2017	Long	25	4,310	4,326	16
90 Day Short Sterling; September 2016	Long	167	28,792	28,889	97
90 Day Short Sterling; September 2017	Long	21	3,614	3,632	18
AEX Index; March 2016	Long	9	809	836	27
ASX 90 Day Bank Bill; March 2017	Long	136	96,603	96,622	19
Australia 10 Year Bond; March 2016	Long	381	35,440	35,852	412
Australia 10 Year Bond; March 2016	Short	262	23,628	24,654	(1,026)
Australia 10 Year Bond; March 2016	Long	17	1,570	1,600	30
Australia 3 Year Bond; March 2016	Long	33	2,644	2,648	4
Australia 3 Year Bond; March 2016	Long	259	20,596	20,784	188
BIST 30 Index; April 2016	Long	36	112	112	—
CAC40 Index; March 2016	Long	77	3,457	3,646	189
CAC40 Index; March 2016	Short	200	9,203	9,470	(267)
Canada 10 Year Bond; June 2016	Long	389	40,869	40,703	(166)
Canadian Bank Acceptance; December 2016	Long	15	2,748	2,751	3
Canadian Bank Acceptance; June 2016	Short	40	7,335	7,330	5
Canadian Bank Acceptance; March 2017	Long	107	19,649	19,625	(24)
Canadian Bank Acceptance; September 2016	Long	18	3,302	3,300	(2)
DAX Index; March 2016	Short	59	15,362	15,186	176
DJ Euro Stoxx 50; March 2016	Short	132	4,039	4,213	(174)
DJ Euro Stoxx 50; March 2016	Short	393	12,740	12,544	196
DJ Euro Stoxx 50; March 2016	Short	375	13,215	11,969	1,246
E-Mini DJIA Index; March 2016	Short	7	568	577	(9)
E-Mini DJIA Index; March 2016	Short	118	9,449	9,733	(284)
eMini MSCI EAFE; March 2016	Short	1	82	77	5
eMini MSCI Emerging Markets; March 2016	Short	7	265	260	5
Euribor; December 2016	Long	40	10,910	10,920	10
Euribor; December 2017	Long	19	5,171	5,185	14
Euribor; June 2016	Short	58	15,806	15,824	(18)
Euribor; June 2017	Long	2,617	713,584	714,434	850
Euribor; June 2017	Long	28	7,627	7,644	17
Euribor; March 2017	Long	25	6,812	6,825	13
Euribor; March 2017	Long	228	62,193	62,247	54
Euribor; September 2016	Short	8	2,182	2,184	(2)
Euribor; September 2017	Long	31	8,445	8,462	17
Euro Bund 10 Year Bund; March 2016	Short	65	11,349	11,779	(430)
Euro Bund 10 Year Bund; March 2016	Long	393	69,490	71,218	1,728
Euro-Bobl 5 Year; March 2016	Long	145	20,929	21,031	102
Euro-Bobl 5 Year; March 2016	Short	73	10,428	10,588	(160)
FTSE China A50 Index; March 2016	Short	11	98	95	3

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Futures Contracts (continued)

							Unrealized
Type		Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
FTSE KLCI Index; March 2016		Long	4		$79	$78	$(1)
FTSE/JSE Top 40; March 2016		Long	14		399	387	(12)
FTSE/MIB Index; March 2016		Short	31		2,809	2,966	(157)
FTSE100 Index; March 2016		Short	105		8,578	8,854	(276)
FTSE100 Index; March 2016		Short	67		5,346	5,650	(304)
FTSE100 Index; March 2016		Short	30		2,423	2,530	(107)
Hang Seng Index; March 2016		Short	6		737	735	2
Hang Seng Index; March 2016		Short	153		18,991	18,743	248
HSCEI China Index; March 2016		Short	9		466	459	7
IBEX 35 Index; March 2016		Short	13		1,156	1,192	(36)
Japan 10 Year Bond TSE; March 2016		Short	2		2,645	2,699	(54)
Japan 10 Year Bond TSE; March 2016		Long	14		18,823	18,893	70
Japan Topix Index; March 2016		Short	59		6,838	6,740	98
Japan Topix Index; March 2016		Long	57		7,475	6,511	(964)
Japan Topix Index; March 2016		Short	516		72,065	58,943	13,122
Mex Bolsa Index; March 2016		Short	1		23	24	(1)
Mini Japan 10 Year Bond; March 2016		Short	209		27,694	28,208	(514)
Mini Japan 10 Year Bond; March 2016		Long	17		2,289	2,294	5
MSCI Singapore Index; March 2016		Short	30		631	642	(11)
MSCI Taiwan Index; March 2016		Short	44		1,340	1,351	(11)
Nasdaq 100 E-Mini; March 2016		Short	6		493	504	(11)
Nasdaq 100 E-Mini; March 2016		Short	55		4,538	4,621	(83)
Nikkei 225 OSE; March 2016		Short	55		7,857	7,770	87
Nikkei 225 OSE; March 2016		Short	3		456	424	32
OMXS30 Index; March 2016		Short	11		168	175	(7)
Russell 2000 Mini; March 2016		Short	204		21,518	21,047	471
Russell 2000 Mini; March 2016		Short	114		12,746	11,761	985
Russell 2000 Mini; March 2016		Short	57		5,835	5,881	(46)
S&P 500 Emini; March 2016		Short	134		12,505	12,928	(423)
S&P 500 Emini; March 2016		Long	6		584	579	(5)
S&P 500 Emini; March 2016		Short	142		13,328	13,699	(371)
S&P 500 Emini; March 2016		Short	567		56,721	54,701	2,020
S&P Mid 400 Emini; March 2016		Short	239		33,030	31,851	1,179
S&P Mid 400 Emini; March 2016		Short	3		413	400	13
S&P/TSX 60 Index; March 2016		Short	4		441	446	(5)
SET50 Index; March 2016		Short	93		421	440	(19)
SGX CNX Nifty Index; March 2016		Short	40		574	561	13
SPI 200 Index; March 2016		Short	55		4,768	4,783	(15)
UK 10 Year Gilt; June 2016		Long	6		1,015	1,018	3
UK 10 Year Gilt; June 2016		Long	63		10,627	10,690	63
US 10 Year Note; June 2016		Long	574		74,953	74,916	(37)
US 10 Year Note; June 2016		Long	48		6,292	6,265	(27)
US 10 Year Note; June 2016		Short	300		39,273	39,155	118
US 10 Year Ultra Note; June 2016		Long	174		24,609	24,553	(56)
US 10 Year Ultra Note; March 2016		Short	15		2,126	2,130	(4)
US 5 Year Note; June 2016		Long	397		48,077	48,031	(46)
US 5 Year Note; June 2016		Short	75		9,098	9,074	24
US Long Bond; June 2016		Long	634		104,609	104,313	(296)
US Long Bond; June 2016		Long	118		19,514	19,415	(99)
US Ultra Bond; June 2016		Short	202		35,091	34,977	114
Total							$18,655
Amounts in thousands except contracts

Interest Rate Swaps

	(Pay)/
	Receive				Upfront
	Floating	Fixed	Expiration	Notional	Premiums	Unrealized	Fair Value
Counterparty (Issuer) Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)	Appreciation/(Depreciation)	Asset	Liability
Bank of America NA 3 Month JIBAR	Receive	7.95%	05/08/2025	ZAR 12,600	$ —	$53	$53	$ —

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized					Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)		Appreciation/(Depreciation)				Asset	Liability
Bank of America NA	Brazil Cetip	Pay	15.38%	01/04/2021	BRL	8,000	$—			$(4)		$	— $	(4)
	Interbank Deposit
Bank of America NA	Brazil Cetip	Pay	15.43%	01/02/2019		11,000	—			17			17	—
	Interbank Deposit
Bank of America NA	Brazil Cetip	Receive	14.31%	01/02/2017		29,000	—			7			7	—
	Interbank Deposit
Bank of America NA	MXN TIIE	Receive	5.10%	02/08/2021	MXN	21,000	—			14			14	—
	Banxico
Bank of America NA	MXN TIIE	Receive	5.40%	02/15/2021		21,000	—			(1)			—	(1)
	Banxico
Barclays Bank PLC	3 Month JIBAR	Receive	7.95%	05/05/2025	ZAR	94,000	—			381			381	—
Barclays Bank PLC	Brazil Cetip	Pay	16.00%	01/02/2018	BRL	8,800	—			48			48	—
	Interbank Deposit
Barclays Bank PLC	Brazil Cetip	Receive	15.74%	01/02/2017		14,880	—			49			49	—
	Interbank Deposit
JP Morgan Chase	3 Month JIBAR	Receive	7.72%	04/17/2025	ZAR	18,020	—			89			89	—
Merrill Lynch	FBIL - Overnight	Receive	6.87%	12/14/2020	INR	138,000	—			26			26	—
	MIBOR
Total							$—			$679			$684	$(5)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)		Appreciation/(Depreciation)				Fair Value
	3 Month LIBOR	Pay	0.92%	09/21/2017		$27,100	$—			$49				$49
	3 Month LIBOR	Pay	2.30%	09/21/2025		5,900	—			404				404
	3 Month LIBOR	Receive	1.65%	09/21/2020		22,200	—			(557)				(557)
Total							$—			$(104)				$(104)

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive					Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise	Expiration		Notional	Premiums		Fair			Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date		Amount	Paid/(Received)		Value			Appreciation/(Depreciation)
Call - 1 Year Interest	Barclays Bank PLC	3 Month	Pay	0.80% 08/31/2016 $			50,000	$62		$63	$			1
Rate Swap		LIBOR
Call - 1 Year Interest	Deutsche Bank AG	MXN TIIE	Pay	4.89% 08/18/2016 MXN			395,000	115		89				(26)
Rate Swap		Banxico
Call - 1 Year Interest	Deutsche Bank AG	3 Month	Pay	8.48% 01/10/2017 ZAR			459,900	195		180				(15)
Rate Swap		JIBAR
Call - 1 Year Interest	JP Morgan Chase	MXN TIIE	Pay	4.90% 08/17/2016 MXN			108,700	32		25				(7)
Rate Swap		Banxico
Call - 1 Year Interest	Merrill Lynch	MXN TIIE	Pay	4.91% 09/13/2016			495,000	144		116				(28)
Rate Swap		Banxico
Put - 10 Year Interest	Merrill Lynch	3 Month	Receive	2.57% 09/20/2016			$33,600	1,035		116				(919)
Rate Swap		LIBOR
Total								$1,583		$589	$			(994)

			Pay/
			Receive					Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration		Notional	Premiums		Fair			Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date		Amount	Paid/(Received)		Value			Appreciation/(Depreciation)
Call - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	1.35% 08/31/2016 $			5,500	$(69	) $	(64	) $			5
Rate Swap		LIBOR
Put - 10 Year Interest	Merrill Lynch	3 Month	Receive	3.07% 09/20/2016			33,600	(460)		(38)				422
Rate Swap		LIBOR
Total								$(529	) $	(102	) $			427

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Options

						Upfront Premiums				Unrealized
Purchased Options Outstanding		Exercise Price		Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - 90 Day Eurodollar Future; September			$99.50	09/22/2016	600	$47	$49	$			2
2016
Call - Allergan PLC			$325.00	09/19/2016	116	145	116				(29)
Call - Avago Technologies Ltd			$120.00	03/21/2016	294	342	464				122
Call - DISH Network Corp			$50.00	09/19/2016	642	302	253				(49)
Call - GBP versus USD		GBP	1.50	04/04/2016	6,750,000	102	2				(100)
Call - NOK versus SEK		NOK	0.95	07/11/2016	28,500,000	107	135				28
Call - US Long Bond Future; June 2016			$166.00	05/23/2016	39	116	115				(1)
Call - USD versus CAD			$1.40	03/10/2016	2,427,000	15	—				(15)
Call - USD versus CAD			$1.41	07/11/2016	3,750,000	98	38				(60)
Call - USD versus CNH			$6.50	09/13/2016	2,200,000	57	83				26
Call - USD versus INR			$70.50	05/24/2016	1,350,000	16	12				(4)
Call - USD versus INR			$68.60	03/23/2016	2,700,000	26	18				(8)
Call - Yahoo! Inc			$34.00	05/23/2016	465	78	72				(6)
Put - 90 Day Eurodollar Future; June 2016			$99.25	04/18/2016	348	29	35				6
Put - 90 Day Eurodollar Future; June 2017			$98.13	06/13/2016	40	7	—				(7)
Put - 90 Day Eurodollar Future; June 2018			$98.50	06/13/2016	1,039	168	188				20
Put - 90 Day Eurodollar Future; June 2018			$98.38	06/13/2016	426	43	50				7
Put - 90 Day Eurodollar Future; March 2016			$99.38	03/17/2016	39	3	4				1
Put - 90 Day Eurodollar Future; March 2018			$97.88	03/14/2016	40	6	—				(6)
Put - Charter Communications Inc			$210.00	03/21/2016	38	153	118				(35)
Put - EUR versus NOK		EUR	9.76	07/11/2016	2,775,000	99	128				29
Put - EUR versus USD		EUR	1.10	03/14/2016	4,500,000	47	74				27
Put - EUR versus USD		EUR	1.09	03/14/2016	4,500,000	43	46				3
Put - S&P 500 Index			$1,900.00	06/20/2016	915	7,643	6,691				(952)
Put - S&P 500 Index			$1,875.00	12/19/2016	650	5,585	7,927			2,342
Put - US Long Bond Future; June 2016			$158.00	03/27/2016	354	175	56				(119)
Put - USD versus INR			$69.00	08/30/2016	3,600,000	35	47				12
Put - USD versus JPY			$112.00	04/14/2016	10,152,000	143	168				25
Put - USD versus NOK			$8.90	07/11/2016	2,775,000	103	121				18
Total						$15,733	$17,010			$1,277

						Upfront Premiums				Unrealized
Written Options Outstanding		Exercise Price		Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - 90 Day Eurodollar Future; June 2017			$99.00	06/13/2016	234	$(52)	$(120)	$			(68)
Call - 90 Day Eurodollar Future; June 2018			$98.38	06/13/2016	426	(117)	(572)				(455)
Call - 90 Day Eurodollar Future; June 2018			$98.50	06/13/2016	1,039	(297)	(1,136)				(839)
Call - 90 Day Eurodollar Future; March 2016			$99.38	03/17/2016	146	(18)	(1)				17
Call - 90 Day Eurodollar Future; September			$99.50	09/19/2016	400	(51)	(63)				(12)
2017
Call - 90 Day Eurodollar Future; September			$98.88	09/19/2016	1,644	(862)	(1,007)				(145)
2018
Call - 90 Day Eurodollar Future; September			$99.00	09/19/2016	1,782	(888)	(857)				31
2018
Call - Charter Communications Inc			$210.00	03/21/2016	38	(10)	—				10
Call - GBP versus USD		GBP	1.59	07/11/2016	8,550,000	(49)	(10)				39
Call - US Long Bond Future; June 2016			$175.00	05/23/2016	39	(54)	(31)				23
Call - US Long Bond Future; June 2016			$172.00	05/23/2016	177	(230)	(224)				6
Call - USD versus BRL			$4.15	03/16/2016	900,000	(11)	(4)				7
Call - USD versus CNH			$6.80	09/13/2016	2,200,000	(30)	(44)				(14)
Call - USD versus CNH			$6.80	09/13/2016	1,440,000	(22)	(29)				(7)
Call - USD versus CNH			$6.80	09/13/2016	2,000,000	(31)	(40)				(9)
Call - USD versus INR			$73.00	05/24/2016	2,700,000	(13)	(9)				4
Call - USD versus INR			$77.50	02/24/2017	1,350,000	(28)	(24)				4
Call - USD versus JPY			$115.00	04/14/2016	2,256,000	(29)	(23)				6
Call - Yahoo! Inc			$40.00	05/23/2016	465	(15)	(14)				1
Put - S&P 500 Index			$1,775.00	12/19/2016	650	(4,864)	(5,880)			(1,016)
Put - S&P 500 Index			$1,700.00	06/20/2016	915	(4,115)	(2,520)			1,595
Put - US Long Bond Future; June 2016			$155.00	05/23/2016	39	(31)	(22)				9
Put - USD versus BRL			$3.90	03/16/2016	900,000	(10)	(4)				6
Put - USD versus BRL			$3.90	04/20/2016	600,000	(7)	(7)				—
Total						$(11,834)	$(12,641)	$			(807)

Amounts in thousands except contracts

Synthetic Futures

							Unrealized			Fair Value
Counterparty (Issuer)	Reference Entity			Expiration Date		Notional Value	Appreciation/(Depreciation)			Asset	Liability
Bank of America NA	Canada 10 Year Bond Future; June 2016			06/30/2016		$930		$(5)	$	— $	(5)
Bank of America NA	Euro Bund 10 Year Bund Future; June 2016			06/09/2016		4,459		—		—	—
Bank of America NA	Euro Buxl 30 Year Bond Future; June 2016			06/09/2016		184		—		—	—

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Synthetic Futures (continued)

				Unrealized				Fair Value
Counterparty (Issuer)	Reference Entity	Expiration Date	Notional Value	Appreciation/(Depreciation)				Asset	Liability
Bank of America NA	Euro-Bobl 5 Year Future; June 2016	06/09/2016	$7,303			$(1)	$	— $	(1)
Bank of America NA	Euro-BTP Future; June 2016	06/09/2016	602			—		—	—
Bank of America NA	Euro-OAT Future; June 2016	06/09/2016	1,881			—		—	—
Bank of America NA	Euro-Schatz 2 Year Future; June 2016	06/09/2016	9,382			—		—	—
Bank of America NA	HSCEI China Index Future; March 2016	03/31/2016	(527)			16		16	—
Bank of America NA	Tel Aviv 25 Index Future; March 2016	03/25/2016	(37)			—		—	—
Bank of America NA	UK 10 Year Gilt Future; June 2016	06/30/2016	(4,103)			(32)		—	(32)
Bank of America NA	US 10 Year Note Future; June 2016	06/30/2016	35,622			9		9	—
Bank of America NA	US 2 Year Note Future; June 2016	07/06/2016	10,058			(5)		—	(5)
Bank of America NA	US 5 Year Note Future; June 2016	07/06/2016	4,958			3		3	—
Bank of America NA	US Long Bond Future; June 2016	06/30/2016	1,486			(5)		—	(5)
Bank of America NA	US Ultra Bond Future; June 2016	06/30/2016	1,214			(2)		—	(2)
Bank of America NA	WIG 20 Index Future; March 2016	03/18/2016	(297)			(7)		—	(7)
Morgan Stanley & Co	Bovespa Index Future; April 2016	04/13/2016	(856)			(63)		—	(63)
Morgan Stanley & Co	KOSPI 200 Index Future; March 2016	03/11/2016	2,865			(7)		—	(7)
Morgan Stanley & Co	MSCI Taiwan Index Future; March 2016	03/30/2016	(61)			—		—	—
Morgan Stanley & Co	SGX CNX Nifty Index Future; March 2016	03/31/2016	(1,126)			32		32	—
Morgan Stanley & Co	Swiss Market Index Future; March 2016	03/18/2016	(4,694)			371		27	—
Morgan Stanley & Co	Taiwan TAIEX Index Future; March 2016	03/16/2016	(391)			(13)		—	(13)
Total						$291		$87	$(140)

Amounts in thousands

Total Return Equity Basket Swaps

							Fair Value
Counterparty	Fund Pays	Fund Receives	Expiration Date	Notional Value		Asset		Liability
Bank of America NA	Floating rate based on the	Total return on a custom basket of long	08/15/2019	$(340	) $		—		$(60)
	Federal Funds Rate	and short securities traded in USD
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/21/2016	165			—		(26)
	week LIBOR plus/less	and short securities traded in IDR
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/18/2016	241			52		—
	month LIBOR plus/less	and short securities traded in TWD
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/18/2016	(140)			—		(8)
	month LIBOR plus/less	and short securities traded in MYR
	spread
Deutsche Bank AG	Floating rate based on 28	Total return on a custom basket of long	03/21/2016	69			137		—
	day Mexico Interbank TIIE	and short securities traded in MXN
	Rate plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/21/2016	867			—		(372)
	month LIBOR plus/less	and short securities traded in BRL
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	04/10/2016	(1,066)			119		—
	month LIBOR plus/less	and short securities traded in USD
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/18/2016	603			—		(58)
	month LIBOR plus/less	and short securities traded in KRW
	spread
Deutsche Bank AG	Floating rate based on the	Total return on a custom basket of long	10/16/2016	1,048			11		—
	Overnight RBA Cash Rate	and short securities traded in AUD
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	08/20/2016	77			1,023		—
	week EUR LIBOR	and short French securities
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	01/22/2017	(1,217)			2,842		—
	week LIBOR plus/less	and short securities traded in GBP
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	09/05/2016	673			—		(9)
	week ICE LIBOR CHF	and short securities traded in CHF
	plus/less spread
Deutsche Bank AG	Floating rate based on the 1	Total return on a custom basket of long	03/23/2016	34			—		(59)
	month South Africa	and short securities traded in ZAR
	Johannesburg Interbank
	Agreed Rate plus/less
	spread

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Total Return Equity Basket Swaps (continued)

									Fair Value
Counterparty	Fund Pays		Fund Receives		Expiration Date		Notional Value		Asset	Liability
Deutsche Bank AG	Floating rate based on the	Total return on a custom basket of long			03/18/2016		$104		$—		$(65)
	Poland Warsaw Interbank	and short securities traded in PLN
	Offer/Bid Spot Week Rate
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long			01/22/2017		322		104		—
	week HIBOR plus/less	and short securities traded in HKD
	spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of long			08/07/2016		(2,986)		789		—
	month Euribor plus/less	and short securities traded in EUR
	spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of long			08/07/2016		23,143		1,050		—
	month LIBOR plus/less	and short securities traded in GBP
	spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of long			08/07/2016	(31,903)			1,116		—
	month LIBOR plus/less	and short securities traded in USD
	spread
Morgan Stanley & Co	Floating rate based on the	Total return on a custom basket of long			08/19/2016		2,022		425		—
	Bank of Japan Estimate	and short securities traded in JPY
	Unsecured Overnight Call
	Rate plus/less spread
Morgan Stanley & Co	Floating rate based on the	Total return on a custom basket of long			09/04/2016		3,789		5,775		—
	Federal Funds Rate	and short securities traded in USD
	plus/less spread
Total							$(4,495	) $	13,443		$(657)

Amounts in thousands

Total Return Swaps

				Pay/Receive	Financing	Expiration	Notional			Fair Value
Counterparty (Issuer)	Reference Entity		Contracts	Positive Return	Rate	Date			Amount	Asset	Liability
Citigroup Inc	iShares J.P. Morgan $ Emerging Markets		50,000	Receive	1.50%	03/22/2016			$5,170	$177	$—
	Bond UCITS ETF
Citigroup Inc	iShares J.P. Morgan $ Emerging Markets		100,000	Receive	1.50%	03/22/2016			10,360	334	—
	Bond UCITS ETF
Morgan Stanley & Co	MSCI Turkey Net Return TRY Index		8	Receive	1 Month	03/16/2016	TRY		7	—	—
					TRLIBOR
Morgan Stanley & Co	MSCI Turkey Net Return TRY Index		36	Receive	1 Month	03/16/2016			31	—	—
					TRLIBOR
Morgan Stanley & Co	MSCI Turkey Net Return TRY Index		35	Receive	1 Month	03/16/2016			31	—	—
					TRLIBOR
Total										$511	$—

Amounts in thousands except contracts

Reverse Repurchase Agreements

Counterparty	Coupon Rate		Maturity Date		Principal Amount	Payable for Reverse Repurchase Agreements
Barclays Bank PLC		(0.90%)	12/17/2016		$11,487	$				(11,506)
Barclays Bank PLC		(0.90%)	01/20/2017		10,267					(10,276)
Barclays Bank PLC		(0.90%)	01/20/2017		4,948					(4,952)
Barclays Bank PLC		(0.80%)	01/20/2017		4,039					(4,043)
Barclays Bank PLC		(1.00%)	01/20/2017		7,836					(7,844)
Barclays Bank PLC		(0.50%)	03/03/2016		14,623					(14,627)
Barclays Bank PLC		(0.50%)	02/19/2017		12,673					(12,674)
Barclays Bank PLC		(0.25%)	02/24/2017		8,789					(8,789)
Barclays Bank PLC		(1.00%)	01/29/2017			708				(708)
Merrill Lynch		(0.46%)	03/01/2016		21,063					(21,063)
Merrill Lynch		(0.47%)	03/01/2016		7,006					(7,006)
Merrill Lynch		(0.52%)	03/01/2016		3,352					(3,352)
Merrill Lynch		(0.46%)	03/01/2016		3,724					(3,724)
Merrill Lynch		(0.31%)	03/01/2016			620				(620)
Merrill Lynch		(0.32%)	03/01/2016		4,528					(4,528)
Merrill Lynch		(0.40%)	03/01/2016		5,417					(5,417)
Merrill Lynch		(0.40%)	03/01/2016		1,071					(1,071)
Merrill Lynch		(0.19%)	03/01/2016		12,575					(12,575)
Merrill Lynch		(0.47%)	03/01/2016		8,090					(8,090)
Mizuho Securities		(0.00%)	02/24/2017		8,150					(8,150)
Total						$				(151,015)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (12.46)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Aerospace & Defense - (0.02)%				Beverages (continued)
United Technologies Corp	4,830	$467		Molson Coors Brewing Co	43,780	$3,733
				Monster Beverage Corp (a)	2,750	345
						$5,921
Airlines - (0.05)%
Hawaiian Holdings Inc (a)	14,200	611		Biotechnology - (0.17)%
JetBlue Airways Corp (a)	43,070	947		Acorda Therapeutics Inc (a)	12,747	417
		$1,558		Alexion Pharmaceuticals Inc (a)	14,390	2,026
				Biogen Inc (a)	2,730	708
Apparel - (0.25)%				Celgene Corp (a)	3,020	304
Crocs Inc (a)	44,310	434		Medicines Co/The (a)	9,842	317
Hanesbrands Inc	120,642	3,437		Momenta Pharmaceuticals Inc (a)	45,569	383
Michael Kors Holdings Ltd (a)	24,660	1,397		Vertex Pharmaceuticals Inc (a)	9,750	834
NIKE Inc	16,750	1,032				$4,989
Skechers U.S.A. Inc (a)	13,280	437
Under Armour Inc (a)	7,190	602		Building Materials - (0.05)%
		$7,339		Buzzi Unicem SpA	827	13
				LafargeHolcim Ltd (a)	10,663	419
Automobile Manufacturers - (0.24)%				Louisiana-Pacific Corp (a)	27,520	437
Bayerische Motoren Werke AG	3,245	264		Martin Marietta Materials Inc	4,150	592
Daimler AG	4,140	282		Vulcan Materials Co	3,240	319
Ferrari NV (a)	990	38
Fiat Chrysler Automobiles NV	1,339	9				$1,780
Fiat Chrysler Automobiles NV	53,808	368		Chemicals - (0.20)%
Ford Motor Co	201,250	2,518		Albemarle Corp	36,343	2,043
General Motors Co	110,970	3,267		American Vanguard Corp	37,088	468
Volvo AB - B Shares	42,328	424		BASF SE	949	62
		$7,170		Dow Chemical Co/The	15,071	733
				EI du Pont de Nemours & Co	5,650	344
Automobile Parts & Equipment - (0.17)%				EMS-Chemie Holding AG	86	40
Goodyear Tire & Rubber Co/The	138,130	4,161		FMC Corp	25,820	972
Johnson Controls Inc	5,591	204		K+S AG	17,054	356
Meritor Inc (a)	17,469	130
				Novozymes A/S	4,031	173
Nokian Renkaat OYJ	18,247	598		Solvay SA	1,459	135
		$5,093		Stepan Co	8,370	416
Banks - (0.66)%				Wacker Chemie AG	2,115	167
Banca Generali SpA	461	12				$5,909
Banca Mediolanum SpA	37,962	268
Banca Monte dei Paschi di Siena SpA (a)	541,005	286		Commercial Services - (0.28)%
				Abertis Infraestructuras SA	2,951	44
Banco Bilbao Vizcaya Argentaria SA	36,438	230		Career Education Corp (a)	73,120	184
Banco Comercial Portugues SA (a)	6,896,738	256
				Global Payments Inc	9,017	549
Banco de Sabadell SA	288,882	457		ManpowerGroup Inc	29,879	2,314
Banco Popular Espanol SA	87,057	208		McGraw Hill Financial Inc	23,890	2,144
Banco Popular Espanol SA - Rights (a)	87,057	2		PayPal Holdings Inc (a)	4,770	182
Bank of America Corp	78,830	987		Quanta Services Inc (a)	63,430	1,287
Bankia SA	519,220	440		RELX NV	2,199	36
BB&T Corp	18,871	607		SGS SA	142	285
CaixaBank SA	113,966	325		United Rentals Inc (a)	20,310	1,047
Capital One Financial Corp	19,352	1,272		Wirecard AG	6,278	248
Chemical Financial Corp	7,567	256				$8,320
Citigroup Inc	14,350	557
Citizens Financial Group Inc	29,850	574		Computers - (0.13)%
Credit Suisse Group AG (a)	1,184	16		Diebold Inc	4,373	109
Deutsche Bank AG	8,780	151		EMC Corp/MA	33,160	866
Huntington Bancshares Inc/OH	52,370	458		Fortinet Inc (a)	47,060	1,337
KeyCorp	116,069	1,225		Gemalto NV	5,672	359
M&T Bank Corp	22,710	2,329		Lexmark International Inc	11,990	372
Morgan Stanley	106,337	2,627		NCR Corp (a)	10,070	235
Nordea Bank AB	3,536	35		SanDisk Corp	4,009	290
Signature Bank/New York NY (a)	22,800	2,954		Western Digital Corp	6,514	284
Skandinaviska EnskildaBanken AB	9,412	92				$3,852
SVB Financial Group (a)	9,010	801
Svenska Handelsbanken AB	3,283	42		Cosmetics & Personal Care - (0.04)%
Swedbank AB	2,848	58		Beiersdorf AG	838	73
Zions Bancorporation	105,488	2,249		Estee Lauder Cos Inc/The	11,642	1,063
		$19,774		Unilever NV	236	10
						$1,146
Beverages - (0.19)%
Anheuser-Busch InBev SA/NV	6,097	682		Distribution & Wholesale - (0.02)%
Brown-Forman Corp - B Shares	3,980	392		WW Grainger Inc	2,772	601
Carlsberg A/S	2,260	195
Constellation Brands Inc	3,470	491		Diversified Financial Services - (0.72)%
Davide Campari-Milano SpA	10,638	83		Affiliated Managers Group Inc (a)	6,600	916

See accompanying notes.

     Schedule of Investments Global Multi-Strategy Fund February 29, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Diversified Financial Services (continued)				Environmental Control - (0.21)%
American Express Co	37,190	$2,067		Stericycle Inc (a)	47,996	$5,468
Azimut Holding SpA	8,251	158		Waste Connections Inc	16,573	1,022
Charles Schwab Corp/The	125,241	3,137				$6,490
Deutsche Boerse AG	1,905	157
Discover Financial Services	24,840	1,153		Food - (0.87)%
E*TRADE Financial Corp (a)	107,310	2,518		B&G Foods Inc	11,730	406
				Barry Callebaut AG (a)	329	345
Element Financial Corp	19,090	202
Interactive Brokers Group Inc - A Shares	41,090	1,404		Chocoladefabriken Lindt & Spruengli AG	10	57
Julius Baer Group Ltd (a)	4,153	166		Chr Hansen Holding A/S	4,209	260
Nasdaq Inc	19,580	1,239		Colruyt SA	3,423	184
				Darling Ingredients Inc (a)	114,530	1,032
Navient Corp	221,430	2,398		Hain Celestial Group Inc/The (a)	25,950	959
Raymond James Financial Inc	10,830	475
Synchrony Financial (a)	189,530	5,108		Jeronimo Martins SGPS SA	1,895	27
		$21,098		JM Smucker Co/The	9,890	1,262
				Koninklijke Ahold NV	78,468	1,718
Electric - (0.58)%				Kraft Heinz Co/The	41,170	3,171
AES Corp/VA	294,020	2,881		Kroger Co/The	73,110	2,918
Black Hills Corp	8,820	494		Marine Harvest ASA (a)	16,260	232
Dominion Resources Inc/VA	40,774	2,851		Post Holdings Inc (a)	11,899	827
EDP - Energias de Portugal SA	35,286	109		Snyder's-Lance Inc	5,221	171
Enel SpA	2,078	8		Sysco Corp	20,875	921
Fortis Inc/Canada	9,401	261		TreeHouse Foods Inc (a)	7,940	670
MDU Resources Group Inc	157,560	2,869		Tyson Foods Inc	155,519	10,070
NextEra Energy Inc	10,292	1,161		United Natural Foods Inc (a)	9,070	280
NorthWestern Corp	5,280	314		Whole Foods Market Inc	11,890	372
NRG Yield Inc - A Shares	7,256	90				$25,882
NRG Yield Inc - C Shares	2,291	30
OGE Energy Corp	23,640	588		Gas - (0.01)%
RWE AG	41,085	466		Gas Natural SDG SA	9,175	160
SCANA Corp	20,720	1,347		Laclede Group Inc/The	4,280	280
TECO Energy Inc	121,750	3,345				$440
Westar Energy Inc	13,260	576		Hand & Machine Tools - (0.06)%
		$17,390		Lincoln Electric Holdings Inc	19,686	1,074
Electrical Components & Equipment - (0.06)%				Sandvik AB	65,974	600
Acuity Brands Inc	1,210	253		Schindler Holding AG	199	33
Emerson Electric Co	21,040	1,027				$1,707
EnerSys	7,930	407		Healthcare - Products - (0.58)%
General Cable Corp	1,865	16		Boston Scientific Corp (a)	22,050	374
SunPower Corp (a)	15,905	376		Coloplast A/S	694	52
		$2,079		Cooper Cos Inc/The	6,954	994
				DENTSPLY International Inc	43,382	2,645
Electronics - (0.24)%				Edwards Lifesciences Corp (a)	30,940	2,692
Arrow Electronics Inc (a)	26,320	1,505
Avnet Inc	20,000	823		Elekta AB	4,522	40
Corning Inc	13,110	240		Getinge AB	1,535	34
Electro Scientific Industries Inc (a)	70,450	502		Henry Schein Inc (a)	6,280	1,039
Itron Inc (a)	20,160	803		Hologic Inc (a)	13,265	459
				IDEXX Laboratories Inc (a)	17,030	1,246
National Instruments Corp	40,900	1,180
Trimble Navigation Ltd (a)	36,820	857		Medtronic PLC	19,530	1,512
TTM Technologies Inc (a)	35,953	236		QIAGEN NV (a)	4,292	91
				Sirona Dental Systems Inc (a)	21,270	2,337
Vishay Intertechnology Inc	19,723	233		William Demant Holding A/S (a)	1,836	159
Woodward Inc	9,510	447
		$6,826		Zimmer Biomet Holdings Inc	38,340	3,712
						$17,386
Energy - Alternate Sources - 0.00%
SunEdison Inc (a)	26,126	52		Healthcare - Services - (0.37)%
				Aetna Inc	10,856	1,179
				Anthem Inc	47,796	6,247
Engineering & Construction - (0.20)%				Centene Corp (a)	28,552	1,626
AECOM (a)	47,470	1,304		Laboratory Corp of America Holdings (a)	18,100	1,988
Aena SA (a)	1,552	176				$11,040
Bilfinger SE	1,771	76
Fraport AG Frankfurt Airport Services	1,877	108		Holding Companies - Diversified - (0.06)%
Worldwide				Leucadia National Corp	115,770	1,673
Jacobs Engineering Group Inc (a)	58,280	2,253
KBR Inc	150,290	2,078		Home Builders - (0.25)%
Obrascon Huarte Lain SA	2,941	17		DR Horton Inc	92,200	2,463
		$6,012		Lennar Corp - A Shares	72,390	3,036
				Toll Brothers Inc (a)	73,470	2,017
Entertainment - 0.00%
Gaming and Leisure Properties Inc	618	16				$7,516

See accompanying notes.

     Schedule of Investments Global Multi-Strategy Fund February 29, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Home Furnishings - (0.02)%				Media (continued)
Harman International Industries Inc	7,540	$578		AMC Networks Inc (a)	4,850	$318
				Atresmedia Corp de Medios de Comunicacion	13,041	135
				SA
Housewares - (0.04)%				Charter Communications Inc (a)	1,752	314
Newell Rubbermaid Inc	33,284	1,265		Discovery Communications Inc - C Shares (a)	43,720	1,078
				Mediaset SpA	27,020	96
Insurance - (0.53)%				Modern Times Group MTG AB	5,334	144
Aegon NV	14,631	73		News Corp - A Shares	147,290	1,594
Aflac Inc	41,630	2,478		Nexstar Broadcasting Group Inc	5,550	248
American International Group Inc	13,800	693		Schibsted ASA - A Shares	12,980	356
Assicurazioni Generali SpA	4,757	66		Schibsted ASA - B Shares (a)	2,405	63
Assurant Inc	32,180	2,288		Scholastic Corp	11,590	406
Berkshire Hathaway Inc - Class B (a)	6,110	820		Telenet Group Holding NV (a)	3,032	159
Chubb Ltd	208	24				$5,248
Delta Lloyd NV	24,442	152
Lincoln National Corp	53,240	1,945		Metal Fabrication & Hardware - (0.03)%
Loews Corp	85,580	3,111		Assa Abloy AB	10,702	205
MetLife Inc	25,050	991		Tenaris SA	54,570	592
MGIC Investment Corp (a)	31,794	217				$797
Prudential Financial Inc	11,470	758		Mining - (0.15)%
Radian Group Inc	14,151	153		Alcoa Inc	282,370	2,522
Sampo Oyj	3,555	160		Newmont Mining Corp	49,080	1,268
Tryg A/S	6,029	110		Norsk Hydro ASA	32,121	127
Unum Group	22,670	646		Stillwater Mining Co (a)	39,970	335
XL Group PLC	41,990	1,444		Tahoe Resources Inc	20,576	190
		$16,129				$4,442

Internet - (0.30)%				Miscellaneous Manufacturers - (0.08)%
Alphabet Inc - C Shares (a)	2,810	1,961		Alfa Laval AB	23,183	363
Expedia Inc	7,290	759		AptarGroup Inc	8,810	649
LinkedIn Corp (a)	644	75		Donaldson Co Inc	12,320	348
Priceline Group Inc/The (a)	815	1,031		Textron Inc	28,280	966
TripAdvisor Inc (a)	6,350	397		Trinity Industries Inc	10,068	159
VeriSign Inc (a)	38,168	3,225				$2,485
Yahoo! Inc (a)	49,010	1,558
		$9,006		Office & Business Equipment - (0.02)%
				Pitney Bowes Inc	34,570	626
Investment Companies - 0.00%
Prospect Capital Corp	161	1
				Oil & Gas - (0.29)%
				Cheniere Energy Inc (a)	4,405	158
Iron & Steel - (0.03)%				Cimarex Energy Co	8,270	695
Acerinox SA	2,606	28		EOG Resources Inc	6,280	407
APERAM SA	2,241	76		Hess Corp	83,090	3,623
ArcelorMittal	63,906	248		Marathon Oil Corp	185,600	1,524
Reliance Steel & Aluminum Co	7,290	444		Neste Oyj	1,415	44
ThyssenKrupp AG	16,758	283		Noble Energy Inc	17,710	522
		$1,079		Occidental Petroleum Corp	6,370	438
				Southwestern Energy Co (a)	106,948	618
Leisure Products & Services - (0.06)%
Carnival Corp	22,440	1,076		Statoil ASA	13,194	192
Royal Caribbean Cruises Ltd	10,670	794		Suncor Energy Inc	19,816	484
		$1,870		Transocean Ltd	10,241	89
						$8,794
Machinery - Construction & Mining - (0.04)%
Atlas Copco AB - A Shares	23,414	528		Oil & Gas Services - (0.09)%
Oshkosh Corp	19,460	671		Halliburton Co	39,644	1,280
				SBM Offshore NV (a)	35,965	455
		$1,199		Schlumberger Ltd	13,630	977
Machinery - Diversified - (0.22)%						$2,712
AGCO Corp	35,290	1,747
CNH Industrial NV	67,029	445		Packaging & Containers - (0.04)%
Duerr AG	145	8		Ball Corp	6,760	448
Flowserve Corp	13,230	556		Sonoco Products Co	11,280	493
Hexagon AB	11,126	378				$941
Kone OYJ	11,865	525		Pharmaceuticals - (0.48)%
Nordson Corp	24,639	1,766		Allergan plc (a)	15,202	4,411
Wabtec Corp/DE	16,440	1,161		Bayer AG	1,485	154
Zardoya Otis SA	11,146	119		Endo International PLC (a)	72,300	3,023
		$6,705		Galenica AG	158	237
				Mallinckrodt PLC (a)	20,270	1,318
Media - (0.18)%
Altice NV - A Shares (a)	23,473	337		Meda AB	4,403	78
				Mylan NV (a)	4,276	193

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Pharmaceuticals (continued)				Semiconductors (continued)
Perrigo Co PLC	11,920	$1,505		Micron Technology Inc (a)	82,531	$877
Pfizer Inc	62,358	1,850		NVIDIA Corp	192,784	6,046
Roche Holding AG	683	175		ON Semiconductor Corp (a)	9,143	77
Shire PLC ADR	4,642	725		Qorvo Inc (a)	12,340	556
Teva Pharmaceutical Industries Ltd ADR	15,096	839		Rovi Corp (a)	88,040	2,006
UCB SA	1,046	77		Skyworks Solutions Inc	7,000	465
		$14,585		STMicroelectronics NV	5,726	33
						$25,165
Pipelines - (0.04)%
Koninklijke Vopak NV	3,309	150		Shipbuilding - (0.06)%
ONEOK Inc	26,750	642		Huntington Ingalls Industries Inc	13,600	1,782
Williams Cos Inc/The	19,560	313
		$1,105
				Software - (0.31)%
Real Estate - (0.04)%				Activision Blizzard Inc	61,250	1,940
CBRE Group Inc (a)	25,810	656		Amadeus IT Holding SA	4,766	191
Forestar Group Inc (a)	26,280	256		Autodesk Inc (a)	33,640	1,741
Vonovia SE	3,958	123		Cerner Corp (a)	23,370	1,193
		$1,035		Electronic Arts Inc (a)	32,720	2,102
				Intuit Inc	3,370	326
REITS - (0.81)%				Oracle Corp	8,500	312
American Homes 4 Rent	19,422	272		SAP SE	10,000	754
Colony Capital Inc	3,778	62		Tyler Technologies Inc (a)	2,890	348
Crown Castle International Corp	9,091	786				$8,907
Equinix Inc	21,865	6,641
HCP Inc	71,990	2,129		Telecommunications - (0.37)%
Iron Mountain Inc	12,595	370		Cellnex Telecom SAU	23,319	373
LaSalle Hotel Properties	20,800	506		Ciena Corp (a)	17,077	350
Medical Properties Trust Inc	70,610	817		Deutsche Telekom AG	31,592	528
Omega Healthcare Investors Inc	56,580	1,814		Elisa OYJ	526	19
Realty Income Corp	12,396	726		General Communication Inc (a)	15,320	292
SL Green Realty Corp	438	39		GN Store Nord A/S	4,621	92
Spirit Realty Capital Inc	31,347	335		Koninklijke KPN NV	10,286	38
Starwood Property Trust Inc	12,599	221		Leap Wireless International Inc - Rights (a),(b),(c)	7,565	24
Ventas Inc	61,050	3,399		Level 3 Communications Inc (a)	102,370	4,970
Welltower Inc	72,097	4,598		Millicom International Cellular SA	4,733	227
Weyerhaeuser Co	65,640	1,705		Nokia OYJ	29,019	176
		$24,420		Nokia OYJ ADR	5,888	36
				Palo Alto Networks Inc (a)	9,220	1,335
Retail - (0.55)%				Tele2 AB	2,991	25
AutoNation Inc (a)	17,780	915		Telecom Italia SpA (a)	86,125	84
Chipotle Mexican Grill Inc (a)	1,920	977		Telefonica Deutschland Holding AG	56,646	274
Cie Financiere Richemont SA	9,330	592		Telefonica SA	30,264	302
Dick's Sporting Goods Inc	27,496	1,168		Telenor ASA	2,419	36
Dollar Tree Inc (a)	54,181	4,348		TeliaSonera AB	12,954	59
Dufry AG (a)	590	62		T-Mobile US Inc (a)	49,722	1,844
Foot Locker Inc	23,383	1,461				$11,084
Guess? Inc	45,490	971
Hennes & Mauritz AB	2,298	75		Toys, Games & Hobbies - (0.03)%
HUGO BOSS AG	2,050	117		Mattel Inc	29,050	945
Luxottica Group SpA	216	12
Salvatore Ferragamo SpA	23,836	535		Transportation - (0.11)%
Staples Inc	44,894	424		Canadian Pacific Railway Ltd	715	87
Swatch Group AG/The	3,130	1,084		Deutsche Post AG	12,440	295
Walgreens Boots Alliance Inc	5,060	399		FedEx Corp	6,030	825
Wal-Mart Stores Inc	13,760	913		Genesee & Wyoming Inc (a)	4,090	232
World Fuel Services Corp	18,200	852		Heartland Express Inc	26,850	494
Yum! Brands Inc	18,390	1,333		Kansas City Southern	4,744	388
		$16,238		Knight Transportation Inc	25,760	624
Savings & Loans - (0.03)%				Kuehne + Nagel International AG	854	111
New York Community Bancorp Inc	63,874	966		Panalpina Welttransport Holding AG	429	39
				Ship Finance International Ltd	17,166	224
						$3,319
Semiconductors - (0.83)%				TOTAL COMMON STOCKS (proceeds $383,210)		$372,954
ams AG	4,169	125
ASML Holding NV	2,834	258		PREFERRED STOCKS - (0.01)%	Shares	Value(000	's)
Broadcom Ltd	6,780	908		Automobile Manufacturers - 0.00%
Cypress Semiconductor Corp (a)	51,240	409		Volkswagen AG	511	59
Infineon Technologies AG	4,382	53
Intel Corp	128,911	3,814
Lam Research Corp	116,035	8,506		Chemicals - (0.01)%
Microchip Technology Inc	23,200	1,032		FUCHS PETROLUB SE	6,992	286

See accompanying notes.

     Schedule of Investments Global Multi-Strategy Fund February 29, 2016 (unaudited)

Short Sales Outstanding

PREFERRED STOCKS (continued)		Shares	Value(000	's)	(b)	Fair value of these investments is determined in good faith by the Manager
						under procedures established and periodically reviewed by the Board of
Consumer Products - 0.00%
Henkel AG & Co KGaA		852	$86			Directors. At the end of the period, the fair value of these securities totaled
						$24 or 0.00% of net assets.
					(c)	Security is Illiquid. At the end of the period, the value of these securities
TOTAL PREFERRED STOCKS (proceeds $423)			$431			totaled $24 or 0.00% of net assets.
	Principal
BONDS- (2.15)%	Amount (000's) Value (000's)

Banks- (0.19)%
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/2022		$6,000	$5,760

Electric - (0.46)%
Saudi Electricity Global Sukuk Co 2
3.47%, 04/08/2023		14,000	13,757

Iron & Steel - (0.16)%
ABJA Investment Co Pte Ltd
4.85%, 01/31/2020		5,000	4,744

Mining - (0.27)%
Cia Brasileira de Aluminio
4.75%, 06/17/2024		3,000	2,257
Rio Tinto Finance PLC
2.88%, 12/11/2024	EUR	5,000	5,856
			$8,113

Sovereign - (0.97)%
Argentina Bonar Bonds
8.75%, 05/07/2024		$5,000	5,260
Bahrain Government International Bond
6.13%, 08/01/2023		3,000	2,970
IPIC GMTN Ltd
5.50%, 03/01/2022		5,000	5,668
6.88%, 11/01/2041		4,000	5,140
Kazakhstan Government International Bond
5.13%, 07/21/2025		5,750	5,830
South Africa Government International Bond
5.88%, 09/16/2025		2,000	2,096
Turkey Government International Bond
7.38%, 02/05/2025		1,780	2,089
			$29,053

Telecommunications - (0.10)%
Millicom International Cellular SA
6.63%, 10/15/2021		3,000	2,820

TOTAL BONDS (proceeds $64,887)			$64,247
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (3.68)%	Amount (000's) Value (000's)

U.S. Treasury - (3.68)%
0.63%, 09/30/2017		$17,808	$17,765
1.38%, 09/30/2020		1,970	1,984
1.38%, 01/31/2021		3,966	3,992
1.63%, 11/30/2020		2,526	2,574
2.00%, 08/15/2025		22,168	22,659
2.50%, 02/15/2045		8,526	8,306
3.00%, 05/15/2045		1,280	1,381
3.00%, 11/15/2045		5,145	5,558
3.13%, 02/15/2042		14,048	15,697
4.75%, 02/15/2041		2,030	2,899
5.38%, 02/15/2031		7,392	10,590
6.25%, 05/15/2030		11,065	16,874
			$110,279
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $			110,279
OBLIGATIONS (proceeds $107,811)
TOTAL SHORT SALES (proceeds $556,331)			$547,911

(a) Non-Income Producing Security

See accompanying notes.

Schedule of Investments
Global Opportunities Equity Hedged Fund
February 29, 2016 (unaudited)

COMMON STOCKS - 92.23%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.07%			Gas - 0.68%
General Dynamics Corp	969	$132	National Grid PLC	3,690	$49
Raytheon Co	730	90
		$222	Healthcare - Services - 3.28%
Agriculture - 5.19%			Anthem Inc	403	52
Altria Group Inc	1,142	70	Centene Corp (a)	1,153	66
Imperial Brands PLC	4,242	219	Cigna Corp	850	119
KT&G Corp	544	47			$237
Philip Morris International Inc	423	39	Home Builders - 1.26%
		$375	Barratt Developments PLC	4,128	34
Airlines - 0.94%			Daiwa House Industry Co Ltd	2,100	57
Japan Airlines Co Ltd	1,900	68			$91
			Insurance - 6.51%
Apparel - 2.16%			AXA SA	1,981	44
Adidas AG	768	82	Direct Line Insurance Group PLC	17,336	93
NIKE Inc	1,208	74	Everest Re Group Ltd	629	117
		$156	SCOR SE	2,946	103
			Travelers Cos Inc/The	1,056	114
Automobile Manufacturers - 2.63%					$471
Fuji Heavy Industries Ltd	600	20
Renault SA	442	40	Internet - 3.28%
Toyota Motor Corp	2,500	130	Alphabet Inc - A Shares (a)	331	237
		$190

Banks - 4.22%			Mining - 0.21%
Bank of Montreal	800	44	BHP Billiton PLC	1,473	15
JPMorgan Chase & Co	875	49
Mizuho Financial Group Inc	28,200	42	Oil & Gas - 3.37%
SunTrust Banks Inc	2,558	85	Exxon Mobil Corp	1,237	99
Wells Fargo & Co	1,819	85	Royal Dutch Shell PLC - B Shares	2,652	60
		$305	Suncor Energy Inc	3,462	85
Beverages - 0.86%					$244
Ambev SA	14,100	62	Pharmaceuticals - 9.97%
			AbbVie Inc	1,353	74
			Allergan plc (a)	92	27
Biotechnology - 7.73%
Amgen Inc	1,222	174	Cardinal Health Inc	1,121	91
Cambrex Corp (a)	952	37	Pfizer Inc	7,451	221
Celgene Corp (a)	360	36	Roche Holding AG	350	90
Gilead Sciences Inc (b)	3,577	312	Shire PLC	1,152	60
		$559	Teva Pharmaceutical Industries Ltd ADR	2,849	158
					$721
Chemicals - 0.97%
Lonza Group AG (a)	459	70	Real Estate - 1.62%
			Brookfield Asset Management Inc	3,800	117

Commercial Services - 1.77%
Kroton Educacional SA	16,485	41	REITS - 2.16%
Total System Services Inc	1,986	87	AvalonBay Communities Inc	248	43
		$128	Digital Realty Trust Inc	568	45
			Extra Space Storage Inc	832	68
Computers - 4.63%					$156
Accenture PLC - Class A	1,334	134
Apple Inc (b)	1,551	150	Retail - 4.76%
Synopsys Inc (a)	1,139	51	Alimentation Couche-Tard Inc	2,200	99
		$335	CVS Health Corp	850	83
			Home Depot Inc/The	355	44
Cosmetics & Personal Care - 1.89%			McDonald's Corp	337	39
Unilever NV	3,151	137	Target Corp	1,002	79
					$344

Electric - 3.66%			Software - 3.55%
Exelon Corp (b)	4,732	149	Electronic Arts Inc (a)	1,221	79
Iberdrola SA	10,478	68	Microsoft Corp (b)	3,505	178
Public Service Enterprise Group Inc	1,136	48			$257
		$265
			Telecommunications - 6.85%
Engineering & Construction - 0.53%			Cisco Systems Inc	6,264	164
Shimizu Corp	5,000	38	Nippon Telegraph & Telephone Corp	2,800	119
			NTT DOCOMO Inc	3,300	77
Food - 2.45%			Orange SA	7,814	135
Delhaize Group	674	68			$495
Kroger Co/The	2,724	109	Transportation - 0.66%
		$177	CH Robinson Worldwide Inc	683	48

See accompanying notes

Schedule of Investments
Global Opportunities Equity Hedged Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Water - 1.37%
Veolia Environnement SA	4,403	$99

TOTAL COMMON STOCKS	$6,668
INVESTMENT COMPANIES - 5.88%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 5.88%
Morgan Stanley Institutional Liquidity Funds -	425,339	425
Government Portfolio

TOTAL INVESTMENT COMPANIES	$425
Total Investments	$7,093
Other Assets in Excess of Liabilities, Net - 1.89%	$137
TOTAL NET ASSETS - 100.00%	$7,230

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $438 or 6.06% of net assets.

Portfolio Summary (unaudited)
Country	Percent
United States	57.71%
Japan	7.61%
United Kingdom	7.37%
France	5.84%
Canada	4.77%
Ireland	2.68%
Switzerland	2.20%
Israel	2.19%
Bermuda	1.62%
Brazil	1.42%
Germany	1.13%
Belgium	0.94%
Spain	0.93%
Netherlands	0.83%
Korea, Republic Of	0.65%
Australia	0.22%
Other Assets in Excess of Liabilities, Net	1.89%
TOTAL NET ASSETS	100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2016	Short	20	$1,584	$1,545	$39
eMini MSCI Emerging Markets; March 2016	Short	13	496	482	14
Russell 2000 Mini; March 2016	Short	5	483	516	(33)
S&P 500 Emini; March 2016	Short	31	2,983	2,991	(8)
Total	$12

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Global Opportunities Fund February 29, 2016 (unaudited)

COMMON STOCKS - 94.55%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.01%			Food (continued)
General Dynamics Corp	167,070	$22,767	Kroger Co/The	446,210	$17,808
Raytheon Co	106,363	13,173			$30,130
		$35,940
			Gas - 0.67%
Agriculture - 5.28%			National Grid PLC	597,793	7,984
Altria Group Inc	201,449	12,403
Imperial Brands PLC	702,275	36,249	Healthcare - Services - 3.30%
KT&G Corp	95,330	8,218	Anthem Inc	65,390	8,546
Philip Morris International Inc	68,581	6,243	Centene Corp (a)	189,866	10,815
		$63,113	Cigna Corp	144,126	20,121
Airlines - 0.99%					$39,482
Japan Airlines Co Ltd	329,900	11,804	Home Builders - 1.33%
			Barratt Developments PLC	693,499	5,666
Apparel - 2.24%			Daiwa House Industry Co Ltd	373,600	10,224
Adidas AG	130,613	13,920			$15,890
NIKE Inc	209,154	12,882
			Insurance - 6.57%
		$26,802	AXA SA	332,765	7,316
Automobile Manufacturers - 2.63%			Direct Line Insurance Group PLC	2,987,587	16,090
Fuji Heavy Industries Ltd	93,700	3,066	Everest Re Group Ltd	106,228	19,772
Renault SA	71,187	6,491	SCOR SE	477,785	16,710
Toyota Motor Corp	418,897	21,840	Travelers Cos Inc/The	173,648	18,671
		$31,397			$78,559

Banks - 4.16%			Internet - 3.22%
Bank of Montreal	142,100	7,840	Alphabet Inc - A Shares (a)	53,736	38,541
JPMorgan Chase & Co	141,763	7,981
Mizuho Financial Group Inc	4,562,900	6,732	Mining - 0.20%
SunTrust Banks Inc	407,382	13,517	BHP Billiton PLC	237,994	2,394
Wells Fargo & Co	292,308	13,715
		$49,785
			Oil & Gas - 3.31%
Beverages - 0.90%			Exxon Mobil Corp	198,865	15,939
Ambev SA	2,478,700	10,809	Royal Dutch Shell PLC - B Shares	428,684	9,734
			Suncor Energy Inc	569,957	13,935
Biotechnology - 7.76%					$39,608
Amgen Inc	207,128	29,470
Cambrex Corp (a)	156,432	6,034	Pharmaceuticals - 10.01%
(a)			AbbVie Inc	217,498	11,877
Celgene Corp	57,993	5,847	Allergan plc (a)	14,898	4,322
Gilead Sciences Inc	589,298	51,416	Cardinal Health Inc	189,717	15,500
		$92,767	Pfizer Inc	1,243,008	36,880
Chemicals - 0.98%			Roche Holding AG	58,782	15,073
Lonza Group AG (a)	77,481	11,732	Shire PLC	194,925	10,169
			Teva Pharmaceutical Industries Ltd ADR	464,244	25,812
					$119,633
Commercial Services - 1.73%
Kroton Educacional SA	2,673,762	6,679	Real Estate - 1.61%
Total System Services Inc	320,172	13,953	Brookfield Asset Management Inc	628,224	19,283
		$20,632

Computers - 5.09%			REITS - 2.16%
Accenture PLC - Class A	216,921	21,749	AvalonBay Communities Inc	39,874	6,844
Apple Inc	263,733	25,500	Digital Realty Trust Inc	91,351	7,223
DST Systems Inc	43,568	4,556	Extra Space Storage Inc	143,401	11,781
Synopsys Inc (a)	201,312	9,009			$25,848
		$60,814	Retail - 4.83%
Cosmetics & Personal Care - 2.02%			Alimentation Couche-Tard Inc	374,316	16,937
Unilever NV	552,621	24,093	CVS Health Corp	141,068	13,708
			Home Depot Inc/The	58,982	7,321
			McDonald's Corp	54,459	6,382
Electric - 4.72%			Target Corp	170,993	13,414
Exelon Corp	801,226	25,231			$57,762
Iberdrola SA	1,815,215	11,694
Korea Electric Power Corp	218,018	10,343	Software - 3.69%
Public Service Enterprise Group Inc	214,182	9,137	Electronic Arts Inc (a)	214,382	13,772
		$56,405	Microsoft Corp	596,059	30,327
					$44,099
Engineering & Construction - 0.63%
Shimizu Corp	984,000	7,479	Telecommunications - 6.93%
			Cisco Systems Inc	1,053,351	27,577
			Nippon Telegraph & Telephone Corp	469,800	19,895
Food - 2.52%			NTT DOCOMO Inc	586,200	13,645
Delhaize Group	121,850	12,322	Orange SA	1,255,364	21,743
					$82,860

See accompanying notes

			Schedule of Investments
			Global Opportunities Fund
			February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Transportation - 0.65%
CH Robinson Worldwide Inc	112,187		$7,834

Water - 1.41%
Veolia Environnement SA	745,104		16,826

TOTAL COMMON STOCKS			$1,130,305
INVESTMENT COMPANIES - 5.50%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 5.50%
Morgan Stanley Institutional Liquidity Funds -	65,700,225		65,700
Government Portfolio

TOTAL INVESTMENT COMPANIES			$65,700
Total Investments			$1,196,005
Liabilities in Excess of Other Assets, Net - (0.05)%			$(555)
TOTAL NET ASSETS - 100.00%			$1,195,450

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Country			Percent
United States			58.03%
Japan			7.93%
United Kingdom			7.54%
France			5.78%
Canada			4.85%
Ireland			2.67%
Switzerland			2.24%
Israel			2.16%
Bermuda			1.65%
Korea, Republic Of			1.56%
Brazil			1.46%
Germany			1.16%
Belgium			1.03%
Spain			0.98%
Netherlands			0.81%
Australia			0.20%
Liabilities in Excess of Other Assets, Net			(0.05)%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
International Equity Index Fund
February 29, 2016 (unaudited)

COMMON STOCKS - 98.49%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.48%			Automobile Parts & Equipment (continued)
Dentsu Inc	14,600	$679	Denso Corp	32,900	$1,220
Hakuhodo DY Holdings Inc	15,700	177	GKN PLC	116,453	443
JCDecaux SA	5,044	198	JTEKT Corp	13,900	190
Publicis Groupe SA	12,841	796	Koito Manufacturing Co Ltd	7,100	313
WPP PLC	87,972	1,853	Mobileye NV (a)	5,521	179
		$3,703	NGK Insulators Ltd	18,000	320
			NGK Spark Plug Co Ltd	12,000	224
Aerospace & Defense - 1.12%			NHK Spring Co Ltd	10,800	99
Airbus Group SE	40,160	2,592	NOK Corp	6,500	105
BAE Systems PLC	215,066	1,525	Nokian Renkaat OYJ	7,779	255
Cobham PLC	77,363	276	Stanley Electric Co Ltd	9,600	213
Finmeccanica SpA (a)	27,498	283	Sumitomo Electric Industries Ltd	51,200	614
IHI Corp	94,000	167	Sumitomo Rubber Industries Ltd	11,500	164
Kawasaki Heavy Industries Ltd	96,000	260	Toyoda Gosei Co Ltd	4,400	84
Meggitt PLC	52,670	305	Toyota Industries Corp	11,100	467
Rolls-Royce Holdings PLC (a)	124,933	1,173	Valeo SA	5,398	746
Safran SA	21,251	1,317	Yokohama Rubber Co Ltd/The	6,900	110
Thales SA	7,163	569			$10,436
Zodiac Aerospace	13,765	229
		$8,696	Banks - 11.94%
			Aozora Bank Ltd	76,000	248
Agriculture - 1.77%			Australia & New Zealand Banking Group Ltd	197,542	3,151
British American Tobacco PLC	126,669	6,891	Banco Bilbao Vizcaya Argentaria SA	432,602	2,735
Golden Agri-Resources Ltd	479,600	126	Banco Comercial Portugues SA (a)	2,808,111	104
Imperial Brands PLC	65,142	3,362	Banco de Sabadell SA	343,950	545
Japan Tobacco Inc	74,700	2,971	Banco Espirito Santo SA (a),(b)	131,709	—
Swedish Match AB	13,350	430	Banco Popolare SC	24,609	201
		$13,780	Banco Popular Espanol SA	117,582	281
			Banco Popular Espanol SA - Rights (a)	114,265	3
Airlines - 0.25%
ANA Holdings Inc	78,000	221	Banco Santander SA	980,794	3,967
Cathay Pacific Airways Ltd	79,000	126	Bank Hapoalim BM	72,175	353
Deutsche Lufthansa AG (a)	15,781	235	Bank Leumi Le-Israel BM (a)	95,134	317
easyJet PLC	10,795	225	Bank of East Asia Ltd/The	80,600	256
			Bank of Ireland (a)	1,869,167	530
International Consolidated Airlines Group SA	55,047	419
Japan Airlines Co Ltd	8,000	286	Bank of Kyoto Ltd/The	23,000	144
Qantas Airways Ltd (a)	35,033	96	Bank of Queensland Ltd	25,533	192
Singapore Airlines Ltd	36,700	304	Bank of Yokohama Ltd/The	76,000	345
		$1,912	Bankia SA	313,031	265
			Bankinter SA	45,806	302
Apparel - 0.88%			Barclays PLC	1,141,350	2,712
Adidas AG	14,215	1,515	Bendigo & Adelaide Bank Ltd	31,035	189
Asics Corp	10,900	198	BNP Paribas SA	71,974	3,357
Burberry Group PLC	30,234	552	BOC Hong Kong Holdings Ltd	251,000	652
Christian Dior SE	3,703	651	CaixaBank SA	178,077	508
Hermes International	1,792	612	Chiba Bank Ltd/The	47,000	220
LVMH Moet Hennessy Louis Vuitton SE	18,989	3,155	Chugoku Bank Ltd/The	10,900	115
Yue Yuen Industrial Holdings Ltd	50,000	178	Commerzbank AG (a)	72,330	584
		$6,861	Commonwealth Bank of Australia	116,024	5,788
			Credit Agricole SA	71,734	750
Automobile Manufacturers - 3.53%			Credit Suisse Group AG (a)	122,029	1,633
Bayerische Motoren Werke AG	22,496	1,828	Danske Bank A/S	47,972	1,309
Daihatsu Motor Co Ltd	13,000	181	DBS Group Holdings Ltd	119,500	1,151
Daimler AG	65,423	4,451	Deutsche Bank AG	93,717	1,611
Ferrari NV (a)	8,564	332
			DNB ASA	66,403	765
Fiat Chrysler Automobiles NV	61,114	418	Erste Group Bank AG	18,981	489
Fuji Heavy Industries Ltd	39,800	1,302	Fukuoka Financial Group Inc	52,000	165
Hino Motors Ltd	17,500	177	Gunma Bank Ltd/The	25,000	110
Honda Motor Co Ltd	110,600	2,844	Hachijuni Bank Ltd/The	28,000	128
Isuzu Motors Ltd	40,200	402	Hang Seng Bank Ltd	51,900	877
Mazda Motor Corp	36,500	508	Hiroshima Bank Ltd/The	34,000	127
Mitsubishi Motors Corp	43,300	308	Hokuhoku Financial Group Inc	82,000	122
Nissan Motor Co Ltd	168,800	1,531	HSBC Holdings PLC	1,330,765	8,463
Peugeot SA (a)	30,203	453
			ING Groep NV	262,930	3,134
Renault SA	13,060	1,191	Intesa Sanpaolo SpA	63,359	149
Suzuki Motor Corp	24,700	618	Intesa Sanpaolo SpA	861,892	2,177
Toyota Motor Corp	183,900	9,588	Investec PLC	37,756	247
Volkswagen AG	2,405	334	Iyo Bank Ltd/The	16,500	114
Volvo AB - B Shares	104,760	1,049	Japan Post Bank Co Ltd (a)	27,500	300
		$27,515	Joyo Bank Ltd/The	41,000	142
Automobile Parts & Equipment - 1.34%			KBC Groep NV	17,031	902
Aisin Seiki Co Ltd	12,900	516	Kyushu Financial Group Inc (a)	23,600	137
Bridgestone Corp	44,100	1,544	Lloyds Banking Group PLC	3,879,762	3,893
Cie Generale des Etablissements Michelin	12,677	1,143	Mediobanca SpA	38,308	259
Continental AG	7,473	1,487	Mitsubishi UFJ Financial Group Inc	866,400	3,739

See accompanying notes

Schedule of Investments
International Equity Index Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Chemicals (continued)
Mizrahi Tefahot Bank Ltd	9,451	$104	BASF SE	62,407	$4,046
Mizuho Financial Group Inc	1,605,400	2,368	Brenntag AG	10,497	507
National Australia Bank Ltd	178,437	3,069	Croda International PLC	9,236	380
Natixis SA	63,764	341	Daicel Corp	19,700	251
Nordea Bank AB	206,389	2,053	EMS-Chemie Holding AG	555	257
Oversea-Chinese Banking Corp Ltd	210,000	1,205	Evonik Industries AG	9,498	285
Raiffeisen Bank International AG (a)	7,962	105	Givaudan SA	627	1,171
Resona Holdings Inc	149,900	526	Hitachi Chemical Co Ltd	7,100	116
Royal Bank of Scotland Group PLC (a)	235,984	731	Incitec Pivot Ltd	114,639	237
Seven Bank Ltd	40,300	172	Israel Chemicals Ltd	34,655	133
Shinsei Bank Ltd	120,000	143	Johnson Matthey PLC	13,149	464
Shizuoka Bank Ltd/The	36,000	263	JSR Corp	12,200	171
Skandinaviska EnskildaBanken AB	103,213	1,008	K+S AG	13,004	272
Societe Generale SA	49,302	1,732	Kaneka Corp	19,000	142
Standard Chartered PLC	222,491	1,324	Kansai Paint Co Ltd	15,600	214
Sumitomo Mitsui Financial Group Inc	86,300	2,422	Koninklijke DSM NV	12,327	606
Sumitomo Mitsui Trust Holdings Inc	224,440	654	Kuraray Co Ltd	24,100	264
Suruga Bank Ltd	12,100	194	LANXESS AG	6,218	257
Svenska Handelsbanken AB	101,747	1,301	Linde AG	12,620	1,747
Swedbank AB	61,533	1,243	Lonza Group AG (a)	3,594	544
UBS Group AG	248,475	3,796	Mitsubishi Chemical Holdings Corp	92,000	464
UniCredit SpA	324,365	1,205	Mitsubishi Gas Chemical Co Inc	26,000	121
Unione di Banche Italiane SpA	61,271	235	Mitsui Chemicals Inc	55,000	180
United Overseas Bank Ltd	87,700	1,068	Nippon Paint Holdings Co Ltd	9,900	198
Westpac Banking Corp	225,784	4,618	Nitto Denko Corp	11,100	588
Yamaguchi Financial Group Inc	14,000	132	Novozymes A/S	15,854	680
		$92,969	OCI NV (a)	5,726	104
			Shin-Etsu Chemical Co Ltd	27,900	1,401
Beverages - 2.71%			Solvay SA	5,035	465
Anheuser-Busch InBev SA/NV	54,638	6,113	Sumitomo Chemical Co Ltd	100,000	438
Asahi Group Holdings Ltd	26,200	770	Symrise AG	8,378	534
Carlsberg A/S	7,267	627	Syngenta AG	6,314	2,529
Coca-Cola Amatil Ltd	38,912	236	Taiyo Nippon Sanso Corp	10,200	93
Coca-Cola HBC AG (a)	13,555	258
			Teijin Ltd	64,000	206
Diageo PLC	170,914	4,392	Toray Industries Inc	99,000	791
Heineken Holding NV	6,849	496	Umicore SA	6,468	292
Heineken NV	15,654	1,256	Yara International ASA	12,148	471
Kirin Holdings Co Ltd	55,800	735			$25,956
Pernod Ricard SA	14,427	1,535
Remy Cointreau SA	1,655	114	Commercial Services - 1.89%
SABMiller PLC	66,021	3,821	Abertis Infraestructuras SA	35,249	528
Suntory Beverage & Food Ltd	9,400	398	Adecco SA (a)	11,262	652
Treasury Wine Estates Ltd	50,154	344	Aggreko PLC	17,402	213
		$21,095	Ashtead Group PLC	34,200	437
			Atlantia SpA	28,054	693
Biotechnology - 0.35%			Babcock International Group PLC	17,129	217
CSL Ltd	31,585	2,310	Benesse Holdings Inc	4,500	137
Genmab A/S (a)	3,640	445
			Brambles Ltd	107,281	953
		$2,755	Bureau Veritas SA	18,019	359
Building Materials - 1.21%			Capita PLC	45,155	626
Asahi Glass Co Ltd	63,000	305	Dai Nippon Printing Co Ltd	37,000	318
Boral Ltd	50,526	210	Edenred	14,118	247
Cie de Saint-Gobain	32,394	1,252	Experian PLC	65,716	1,076
CRH PLC	55,906	1,434	G4S PLC	105,427	304
Daikin Industries Ltd	15,800	1,059	Hutchison Port Holdings Trust	384,675	181
Fletcher Building Ltd	46,925	220	Intertek Group PLC	10,964	443
Geberit AG	2,568	924	ISS A/S	10,092	351
HeidelbergCement AG	9,575	700	Park24 Co Ltd	6,400	168
Imerys SA	2,443	148	Randstad Holding NV	8,704	449
James Hardie Industries PLC	30,251	385	Recruit Holdings Co Ltd	9,500	282
LafargeHolcim Ltd (a)	30,927	1,217	RELX NV	67,597	1,110
LIXIL Group Corp	18,000	370	RELX PLC	75,555	1,300
Rinnai Corp	2,500	215	Secom Co Ltd	14,200	1,012
Sika AG	145	551	Securitas AB	21,275	318
Taiheiyo Cement Corp	78,000	166	SGS SA	372	748
TOTO Ltd	9,500	273	Sohgo Security Services Co Ltd	4,100	213
		$9,429	Toppan Printing Co Ltd	35,000	296
			Transurban Group	137,848	1,114
Chemicals - 3.33%					$14,745
Air Liquide SA	23,379	2,434
Air Water Inc	11,000	156	Computers - 0.56%
Akzo Nobel NV	16,824	988	Atos SE	5,964	434
Arkema SA	4,546	278	Cap Gemini SA	11,113	923
Asahi Kasei Corp	85,000	481	Computershare Ltd	31,878	206

See accompanying notes

Schedule of Investments
International Equity Index Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electric (continued)
Fujitsu Ltd	126,000	$461	CLP Holdings Ltd	128,500	$1,120
Gemalto NV	5,442	345	Contact Energy Ltd	49,418	146
Ingenico Group SA	3,729	377	DUET Group	157,721	255
Itochu Techno-Solutions Corp	3,200	64	E.ON SE	135,963	1,229
Nomura Research Institute Ltd	8,310	284	EDP - Energias de Portugal SA	157,353	487
NTT Data Corp	8,500	425	Electric Power Development Co Ltd	9,900	306
Obic Co Ltd	4,300	214	Electricite de France SA	16,429	173
Otsuka Corp	3,500	173	Endesa SA	21,581	389
TDK Corp	8,300	433	Enel Green Power SpA	118,909	230
		$4,339	Enel Green Power SpA - Rights (a),(b),(d)	116,538	—
			Enel SpA	479,204	1,915
Consumer Products - 0.62%			Engie SA	99,283	1,537
Henkel AG & Co KGaA	7,060	623	Fortum OYJ	30,180	400
Reckitt Benckiser Group PLC	43,294	3,944	HK Electric Investments & HK Electric	179,500	150
Societe BIC SA	1,960	272	Investments Ltd (c)
		$4,839	Hokuriku Electric Power Co	11,300	168
Cosmetics & Personal Care - 2.08%			Iberdrola SA	373,310	2,405
Beiersdorf AG	6,848	594	Kansai Electric Power Co Inc/The (a)	47,700	524
Kao Corp	34,200	1,725	Kyushu Electric Power Co Inc	28,800	290
Kose Corp	2,100	181	Meridian Energy Ltd	87,075	142
L'Oreal SA	17,113	2,880	Mighty River Power Ltd	47,564	83
Shiseido Co Ltd	24,400	530	Origin Energy Ltd	118,873	374
Svenska Cellulosa AB SCA	41,161	1,227	Power Assets Holdings Ltd	93,500	886
Unicharm Corp	25,200	548	Red Electrica Corp SA	7,352	581
Unilever NV	110,686	4,826	RWE AG	33,251	377
Unilever PLC	87,207	3,726	Shikoku Electric Power Co Inc	12,100	174
		$16,237	SSE PLC	68,356	1,309
			Terna Rete Elettrica Nazionale SpA	102,430	533
Distribution & Wholesale - 1.01%			Tohoku Electric Power Co Inc	30,700	392
Bunzl PLC	22,774	609	Tokyo Electric Power Co Inc (a)	98,100	497
ITOCHU Corp	107,200	1,264			$18,637
Jardine Cycle & Carriage Ltd	7,900	216
Li & Fung Ltd	400,000	226	Electrical Components & Equipment - 0.68%
Marubeni Corp	112,100	562	Brother Industries Ltd	15,900	174
Mitsubishi Corp	91,800	1,469	Casio Computer Co Ltd	13,600	251
Mitsui & Co Ltd	115,900	1,336	Legrand SA	18,133	901
Rexel SA	20,510	251	Mabuchi Motor Co Ltd	3,300	145
Sumitomo Corp	76,400	752	Nidec Corp	15,200	1,018
Toyota Tsusho Corp	14,300	289	OSRAM Licht AG	6,046	282
Wolseley PLC	17,338	889	Prysmian SpA	13,252	269
		$7,863	Schneider Electric SE	37,929	2,261
					$5,301
Diversified Financial Services - 1.58%
Aberdeen Asset Management PLC	62,684	209	Electronics - 1.16%
Acom Co Ltd (a)	27,000	120	Alps Electric Co Ltd	12,500	205
AEON Financial Service Co Ltd	7,100	159	Hamamatsu Photonics KK	9,600	236
AerCap Holdings NV (a)	6,039	216	Hirose Electric Co Ltd	2,085	235
ASX Ltd	13,154	394	Hitachi High-Technologies Corp	4,600	122
Credit Saison Co Ltd	10,000	169	Hoya Corp	28,300	1,023
Daiwa Securities Group Inc	112,000	661	Keyence Corp	3,040	1,571
Deutsche Boerse AG	13,113	1,078	Koninklijke Philips NV	64,719	1,643
Hargreaves Lansdown PLC	17,725	304	Kyocera Corp	21,700	955
Hong Kong Exchanges and Clearing Ltd	78,000	1,693	Minebea Co Ltd	22,000	162
ICAP PLC	37,622	226	Murata Manufacturing Co Ltd	13,700	1,644
Japan Exchange Group Inc	37,300	578	NEC Corp	176,000	446
Julius Baer Group Ltd (a)	15,206	607	Nippon Electric Glass Co Ltd	27,000	128
London Stock Exchange Group PLC	21,304	789	Omron Corp	13,200	349
Macquarie Group Ltd	20,809	951	Yaskawa Electric Corp	16,300	195
Mitsubishi UFJ Lease & Finance Co Ltd	33,400	144	Yokogawa Electric Corp	15,400	149
Nomura Holdings Inc	246,600	1,042			$9,063
ORIX Corp	89,800	1,176	Energy - Alternate Sources - 0.13%
Partners Group Holding AG	1,088	394	Vestas Wind Systems A/S	15,225	1,027
Platinum Asset Management Ltd	15,944	67
Provident Financial PLC	9,987	449
Schroders PLC	8,446	306	Engineering & Construction - 1.15%
Singapore Exchange Ltd	54,500	281	ACS Actividades de Construccion y Servicios	13,056	338
Worldpay Group PLC (a),(c)	74,742	298	SA
		$12,311	Aena SA (a),(c)	4,585	519
			Aeroports de Paris	2,016	237
Electric - 2.39%			Auckland International Airport Ltd	64,725	260
AGL Energy Ltd	45,844	598	Boskalis Westminster	5,974	217
AusNet Services	119,204	124	Bouygues SA	13,786	538
Chubu Electric Power Co Inc	43,700	576	Cheung Kong Infrastructure Holdings Ltd	42,000	428
Chugoku Electric Power Co Inc/The	20,000	267	CIMIC Group Ltd	6,899	155

See accompanying notes

Schedule of Investments
International Equity Index Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Engineering & Construction (continued)			Food (continued)
Ferrovial SA	32,339	$623	Yamazaki BakingCo Ltd	8,000	$152
Fraport AG Frankfurt Airport Services	2,824	163			$38,412
Worldwide
Japan Airport Terminal Co Ltd	2,900	102	Food Service - 0.34%
JGC Corp	14,000	220	Compass Group PLC	111,747	1,959
Kajima Corp	57,000	327	Sodexo SA	6,405	650
LendLease Group	37,517	348			$2,609
Obayashi Corp	44,000	401	Forest Products & Paper - 0.20%
Shimizu Corp	40,000	304	Mondi PLC	24,952	445
Singapore Technologies Engineering Ltd	106,000	225	Oji Holdings Corp	53,000	200
Skanska AB	25,821	549	Stora Enso OYJ	37,427	308
Sydney Airport	74,228	341	UPM-Kymmene OYJ	36,265	614
Taisei Corp	71,000	430			$1,567
Vinci SA	32,604	2,252
		$8,977	Gas - 1.05%
			Centrica PLC	344,470	991
Entertainment - 0.49%			Enagas SA	14,598	410
Aristocrat Leisure Ltd	36,797	262	Gas Natural SDG SA	23,797	414
Genting Singapore PLC	410,700	220	Hong Kong & China Gas Co Ltd	470,500	827
Merlin Entertainments PLC (c)	48,216	306	National Grid PLC	254,380	3,398
Oriental Land Co Ltd/Japan	13,500	924	Osaka Gas Co Ltd	127,000	484
Paddy Power Betfair PLC	5,496	834	Snam SpA	142,716	769
Sankyo Co Ltd	3,300	121	Toho Gas Co Ltd	27,000	188
Sega Sammy Holdings Inc	12,600	133	Tokyo Gas Co Ltd	153,000	706
Tabcorp Holdings Ltd	56,495	173			$8,187
Tatts Group Ltd	99,511	275
Toho Co Ltd/Tokyo	7,700	189	Hand & Machine Tools - 0.43%
William Hill PLC	60,076	342	Fuji Electric Co Ltd	38,000	130
		$3,779	Makita Corp	7,900	464
			Sandvik AB	72,447	659
Environmental Control - 0.02%			Schindler Holding AG	1,386	235
Kurita Water Industries Ltd	7,300	159	Schindler Holding AG	3,005	502
			SMC Corp/Japan	3,600	833
Food - 4.93%			Techtronic Industries Co Ltd	93,000	355
Ajinomoto Co Inc	38,000	931	THK Co Ltd	8,000	136
Aryzta AG (a)	5,926	282			$3,314
Associated British Foods PLC	24,206	1,140
Barry Callebaut AG (a)	148	155	Healthcare - Products - 0.89%
			Cochlear Ltd	3,884	284
Calbee Inc	4,900	198	Coloplast A/S	7,548	570
Carrefour SA	37,632	995	Essilor International SA	13,952	1,657
Casino Guichard Perrachon SA	3,844	173	Getinge AB	13,598	301
Chocoladefabriken Lindt & Spruengli AG	67	383	Olympus Corp	18,500	675
Chocoladefabriken Lindt & Spruengli AG	6	412	QIAGEN NV (a)	15,024	318
Chr Hansen Holding A/S	6,718	415	Shimadzu Corp	17,000	265
Colruyt SA	4,788	257	Smith & Nephew PLC	60,886	988
Danone SA	40,051	2,786	Sonova Holding AG	3,621	434
Delhaize Group	7,050	713	Sysmex Corp	9,800	604
Distribuidora Internacional de Alimentacion	40,179	201	Terumo Corp	20,600	704
SA (a)			William Demant Holding A/S (a)	1,663	144
First Pacific Co Ltd/Hong Kong	156,000	108			$6,944
ICA Gruppen AB	5,466	163
J Sainsbury PLC	91,499	322	Healthcare - Services - 0.59%
Jeronimo Martins SGPS SA	17,103	241	Fresenius Medical Care AG & Co KGaA	14,858	1,247
Kerry Group PLC	10,755	938	Fresenius SE & Co KGaA	25,922	1,703
Kikkoman Corp	10,000	329	Healthscope Ltd	117,895	208
Koninklijke Ahold NV	56,693	1,241	Mediclinic International PLC	25,047	309
MEIJI Holdings Co Ltd	8,100	650	Miraca Holdings Inc	3,700	159
METRO AG	12,111	296	Ramsay Health Care Ltd	9,611	453
Nestle SA	216,645	15,150	Ryman Healthcare Ltd	25,480	135
NH Foods Ltd	12,000	253	Sonic Healthcare Ltd	26,671	350
Nisshin Seifun Group Inc	14,395	235			$4,564
Nissin Foods Holdings Co Ltd	4,300	197
Orkla ASA	55,387	457	Holding Companies - Diversified - 0.38%
Seven & i Holdings Co Ltd	51,100	2,037	Bollore SA	58,966	227
Tate & Lyle PLC	31,692	258	Industrivarden AB	11,153	172
Tesco PLC (a)	553,167	1,381	Jardine Matheson Holdings Ltd	16,700	972
Toyo Suisan Kaisha Ltd	5,900	211	Keppel Corp Ltd	98,700	363
Wesfarmers Ltd	76,518	2,129	Noble Group Ltd	320,500	78
WH Group Ltd (a),(c)	398,000	231	NWS Holdings Ltd	101,500	144
Wilmar International Ltd	130,400	288	Swire Pacific Ltd	40,000	391
Wm Morrison Supermarkets PLC	150,735	415	Wendel SA	1,953	186
Woolworths Ltd	86,356	1,407	Wharf Holdings Ltd/The	92,000	461
Yakult Honsha Co Ltd	5,900	282			$2,994

See accompanying notes

Schedule of Investments
International Equity Index Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Builders - 0.57%			Internet (continued)
Barratt Developments PLC	68,100	$556	Yahoo Japan Corp	96,700	$381
Berkeley Group Holdings PLC	8,821	397			$3,363
Daiwa House Industry Co Ltd	40,600	1,111
Iida Group Holdings Co Ltd	9,920	182	Investment Companies - 0.31%
Persimmon PLC (a)	20,829	630	Delek Group Ltd	325	52
Sekisui Chemical Co Ltd	28,300	313	Eurazeo SA	2,713	159
Sekisui House Ltd	40,800	664	EXOR SpA	7,528	248
Taylor Wimpey PLC	221,066	570	Groupe Bruxelles Lambert SA	5,481	418
		$4,423	Investment AB Kinnevik	15,994	397
			Investor AB	30,948	1,025
Home Furnishings - 0.47%			Pargesa Holding SA	2,097	124
Electrolux AB	16,346	383			$2,423
Hoshizaki Electric Co Ltd	2,700	209
Panasonic Corp	149,900	1,262	Iron & Steel - 0.34%
Sony Corp	85,600	1,799	ArcelorMittal	67,895	263
		$3,653	Fortescue Metals Group Ltd	105,787	154
			Hitachi Metals Ltd	14,500	154
Insurance - 5.43%			JFE Holdings Inc	33,300	399
Admiral Group PLC	14,350	345	Kobe Steel Ltd	210,000	162
Aegon NV	124,003	621	Nippon Steel & Sumitomo Metal Corp	51,577	890
Ageas	13,683	505	ThyssenKrupp AG	24,994	422
AIA Group Ltd	818,400	4,178	voestalpine AG	7,726	223
Allianz SE	31,051	4,606			$2,667
AMP Ltd	200,972	761
Assicurazioni Generali SpA	79,339	1,100	Leisure Products & Services - 0.34%
Aviva PLC	274,912	1,668	Carnival PLC	12,841	634
AXA SA	133,946	2,945	Flight Centre Travel Group Ltd	3,769	111
Baloise Holding AG	3,397	427	Shimano Inc	5,300	829
Challenger Ltd/Australia	38,771	207	TUI AG	33,889	502
CNP Assurances	11,662	172	Yamaha Corp	11,300	315
Dai-ichi Life Insurance Co Ltd/The	73,100	885	Yamaha Motor Co Ltd	17,800	265
Direct Line Insurance Group PLC	93,427	503			$2,656
Gjensidige Forsikring ASA	13,589	213	Lodging - 0.49%
Hannover Rueck SE	4,097	420	Accor SA	14,389	610
Insurance Australia Group Ltd	165,207	608	City Developments Ltd	27,800	141
Japan Post Holdings Co Ltd	30,500	388	Crown Resorts Ltd	24,746	204
Legal & General Group PLC	404,195	1,271	Galaxy Entertainment Group Ltd	159,000	533
Mapfre SA	73,236	143	InterContinental Hotels Group PLC	16,042	603
Medibank Pvt Ltd	187,128	336	Melco Crown Entertainment Ltd ADR	6,464	102
MS&AD Insurance Group Holdings Inc	34,300	933	MGM China Holdings Ltd	64,400	74
Muenchener Rueckversicherungs-Gesellschaft	11,336	2,225	Sands China Ltd	164,000	582
AG in Muenchen			Shangri-La Asia Ltd	84,166	80
NN Group NV	16,229	500	SJM Holdings Ltd	134,000	81
Old Mutual PLC	334,885	788	Whitbread PLC	12,397	673
Prudential PLC	174,736	3,043	Wynn Macau Ltd	105,600	121
QBE Insurance Group Ltd	93,174	700			$3,804
RSA Insurance Group PLC	69,105	417
Sampo Oyj	30,375	1,366	Machinery - Construction & Mining - 1.03%
SCOR SE	10,435	365	ABB Ltd (a)	149,417	2,665
Sompo Japan Nipponkoa Holdings Inc	22,450	646	Atlas Copco AB - A Shares	45,627	1,028
Sony Financial Holdings Inc	11,700	163	Atlas Copco AB - B Shares	26,514	557
St James's Place PLC	35,643	423	Hitachi Construction Machinery Co Ltd	7,300	102
Standard Life PLC	133,851	618	Hitachi Ltd	327,000	1,383
Suncorp Group Ltd	87,421	697	Komatsu Ltd	62,700	958
Swiss Life Holding AG (a)	2,179	531	Mitsubishi Electric Corp	131,000	1,326
Swiss Re AG	23,928	2,121			$8,019
T&D Holdings Inc	39,300	388
			Machinery - Diversified - 1.05%
Tokio Marine Holdings Inc	46,300	1,614	Alstom SA (a)	10,421	228
Tryg A/S	7,869	144	Amada Holdings Co Ltd	23,100	214
UnipolSai SpA	75,571	155	ANDRITZ AG	5,299	253
Zurich Insurance Group AG (a)	10,219	2,165
			CNH Industrial NV	64,463	428
		$42,304	FANUC Corp	13,200	1,938
Internet - 0.43%			GEA Group AG	12,425	547
Auto Trader Group PLC (c)	64,618	325	Hexagon AB	17,549	596
Iliad SA	1,791	439	Husqvarna AB	28,292	179
Kakaku.com Inc	9,700	171	Kone OYJ	22,891	1,013
M3 Inc	13,100	312	Kubota Corp	76,100	974
Mixi Inc	2,800	94	MAN SE	2,393	245
Rakuten Inc	63,100	600	Metso OYJ	7,661	169
SBI Holdings Inc/Japan	14,390	131	Mitsubishi Heavy Industries Ltd	206,000	733
SEEK Ltd	22,233	245	Nabtesco Corp	8,200	157
Trend Micro Inc/Japan	7,100	258	Sumitomo Heavy Industries Ltd	37,000	153
United Internet AG	8,357	407	Weir Group PLC/The	14,538	192

See accompanying notes

Schedule of Investments
International Equity Index Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Diversified (continued)			Oil & Gas (continued)
Zardoya Otis SA	12,294	$131	Idemitsu Kosan Co Ltd	5,900	$89
		$8,150	Inpex Corp	64,500	465
			JX Holdings Inc	152,430	592
Media - 1.03%			Lundin Petroleum AB (a)	14,794	230
Altice NV - A Shares (a)	25,109	360
Altice NV - B Shares (a)	7,421	108	Neste Oyj	8,710	273
			Oil Search Ltd	93,117	440
Axel Springer SE	3,025	153	OMV AG	10,005	263
ITV PLC	260,261	896	Repsol SA	74,606	768
Kabel Deutschland Holding AG	1,503	186	Royal Dutch Shell PLC - A Shares	267,842	6,102
Lagardere SCA	8,018	231	Royal Dutch Shell PLC - B Shares	269,275	6,114
Numericable-SFR SA	7,443	272	Santos Ltd	113,958	266
Pearson PLC	55,788	663	Showa Shell Sekiyu KK	12,700	99
ProSiebenSat.1 Media SE	14,866	760	Statoil ASA	75,831	1,104
RTL Group SA	2,628	220	TonenGeneral Sekiyu KK	19,000	144
Schibsted ASA - A Shares	5,136	141	TOTAL SA	149,127	6,684
Schibsted ASA - B Shares (a)	6,053	159
			Transocean Ltd	24,714	213
Singapore Press Holdings Ltd	108,700	287	Woodside Petroleum Ltd	50,384	905
Sky PLC	70,155	1,013			$34,030
Telenet Group Holding NV (a)	3,582	188
Vivendi SA	78,992	1,639	Oil & Gas Services - 0.10%
Wolters Kluwer NV	20,512	773	Petrofac Ltd	17,627	220
		$8,049	Saipem SpA (a)	413,800	170
			Technip SA	7,160	355
Metal Fabrication & Hardware - 0.32%					$745
Assa Abloy AB	68,103	1,306
Maruichi Steel Tube Ltd	3,200	87	Packaging & Containers - 0.18%
NSK Ltd	31,700	289	Amcor Ltd/Australia	78,692	784
SKF AB	27,050	446	Rexam PLC	47,924	406
Tenaris SA	32,085	348	Toyo Seikan Group Holdings Ltd	11,000	187
		$2,476			$1,377

Mining - 1.61%			Pharmaceuticals - 9.54%
Alumina Ltd	176,111	168	Actelion Ltd (a)	6,978	966
Anglo American PLC	95,253	632	Alfresa Holdings Corp	11,800	213
Antofagasta PLC	26,793	183	Astellas Pharma Inc	143,300	2,062
BHP Billiton Ltd	218,227	2,461	AstraZeneca PLC	85,877	4,883
BHP Billiton PLC	143,510	1,443	Bayer AG	56,188	5,825
Boliden AB	18,584	278	Chugai Pharmaceutical Co Ltd	15,100	447
Fresnillo PLC	15,020	208	Daiichi Sankyo Co Ltd	43,300	904
Glencore PLC (a)	831,379	1,526	Eisai Co Ltd	17,100	1,054
Iluka Resources Ltd	28,449	136	Galenica AG	264	396
Mitsubishi Materials Corp	76,000	214	GlaxoSmithKline PLC	330,701	6,409
Newcrest Mining Ltd (a)	52,082	654	Grifols SA	20,268	442
Norsk Hydro ASA	91,379	363	Hisamitsu Pharmaceutical Co Inc	3,800	166
Randgold Resources Ltd	6,338	576	Kyowa Hakko Kirin Co Ltd	15,500	231
Rio Tinto Ltd	28,822	827	Medipal Holdings Corp	9,100	139
Rio Tinto PLC	84,313	2,218	Merck KGaA	8,781	744
South32 Ltd (a)	361,738	322	Mitsubishi Tanabe Pharma Corp	15,100	271
Sumitomo Metal Mining Co Ltd	33,000	355	Novartis AG	154,611	11,013
		$12,564	Novo Nordisk A/S	133,139	6,855
			Ono Pharmaceutical Co Ltd	5,500	1,018
Miscellaneous Manufacturers - 1.13%			Orion Oyj	6,944	235
Alfa Laval AB	19,950	313	Otsuka Holdings Co Ltd	26,400	933
FUJIFILM Holdings Corp	31,400	1,177	Roche Holding AG	47,737	12,240
IMI PLC	18,476	217	Sanofi	79,831	6,326
Konica Minolta Inc	30,600	256	Santen Pharmaceutical Co Ltd	25,200	387
Nikon Corp	23,000	350	Shionogi & Co Ltd	20,100	862
Orica Ltd	25,148	255	Shire PLC	40,252	2,100
Siemens AG	53,875	4,980	Sumitomo Dainippon Pharma Co Ltd	10,800	122
Smiths Group PLC	26,845	372	Suzuken Co Ltd/Aichi Japan	5,200	169
Sulzer AG	930	88	Taisho Pharmaceutical Holdings Co Ltd	2,100	166
Toshiba Corp	272,000	421	Takeda Pharmaceutical Co Ltd	53,500	2,547
Wartsila OYJ Abp	10,051	404	Taro Pharmaceutical Industries Ltd (a)	509	74
		$8,833	Teva Pharmaceutical Industries Ltd	62,083	3,483
Office & Business Equipment - 0.36%			UCB SA	8,589	636
Canon Inc	72,400	2,040			$74,318
Ricoh Co Ltd	48,000	474	Pipelines - 0.09%
Seiko Epson Corp	18,900	304	APA Group	75,714	469
		$2,818	Koninklijke Vopak NV	4,776	218
Oil & Gas - 4.37%					$687
BP PLC	1,244,574	6,040	Private Equity - 0.05%
Caltex Australia Ltd	18,345	477	3i Group PLC	66,085	400
Eni SpA	172,854	2,417
Galp Energia SGPS SA	31,439	345

See accompanying notes

     Schedule of Investments International Equity Index Fund February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Publicly Traded Investment Fund - 1.48%			Retail (continued)
iShares MSCI EAFE ETF	215,425	$11,547	Don Quijote Holdings Co Ltd	7,900	$264
			Dufry AG (a)	2,744	286
			FamilyMart Co Ltd	3,900	187
Real Estate - 1.63%
Aeon Mall Co Ltd	7,750	110	Fast Retailing Co Ltd	3,600	999
			Harvey Norman Holdings Ltd	37,756	128
Azrieli Group Ltd	2,471	90	Hennes & Mauritz AB	64,511	2,091
CapitaLand Ltd	174,200	369
Cheung Kong Property Holdings Ltd	183,632	939	HUGO BOSS AG	4,543	258
			Industria de Diseno Textil SA	74,119	2,287
Daito Trust Construction Co Ltd	4,800	650	Isetan Mitsukoshi Holdings Ltd	24,000	279
Deutsche Wohnen AG	22,925	605
Global Logistic Properties Ltd	213,800	269	J Front Retailing Co Ltd	16,200	189
			Kering	5,147	896
Hang Lung Properties Ltd	153,000	269	Kingfisher PLC	155,929	720
Henderson Land Development Co Ltd	78,507	424
Hongkong Land Holdings Ltd	39,900	234	Lawson Inc	4,400	339
			Luxottica Group SpA	11,499	656
Hulic Co Ltd	20,100	178	Marks & Spencer Group PLC	111,033	653
Hysan Development Co Ltd	43,000	170
Kerry Properties Ltd	44,000	103	Marui Group Co Ltd	15,000	206
			McDonald's Holdings Co Japan Ltd	4,500	105
Mitsubishi Estate Co Ltd	84,000	1,560	Next PLC	9,867	925
Mitsui Fudosan Co Ltd	64,000	1,487
New World Development Co Ltd	365,000	306	Nitori Holdings Co Ltd	5,000	384
			Pandora A/S	7,478	944
Nomura Real Estate Holdings Inc	8,400	150	Ryohin Keikaku Co Ltd	1,600	326
NTT Urban Development Corp	7,800	76	Shimamura Co Ltd	1,500	166
REA Group Ltd	3,579	132	Sports Direct International PLC (a)	18,298	103
Sino Land Co Ltd	205,073	285	Swatch Group AG/The	3,370	234
Sumitomo Realty & Development Co Ltd	24,000	660
Sun Hung Kai Properties Ltd	118,000	1,323	Swatch Group AG/The	2,094	725
Swire Properties Ltd	79,200	204	Takashimaya Co Ltd	19,000	152
Swiss Prime Site AG (a)	4,495	375	Travis Perkins PLC	16,910	419
Tokyo Tatemono Co Ltd	13,900	161	USS Co Ltd	14,800	233
			Yamada Denki Co Ltd	45,900	226
Tokyu Fudosan Holdings Corp	34,700	219	Zalando SE (a),(c)	5,868	183
UOL Group Ltd	32,400	130
Vonovia SE	31,663	983			$21,218
Wheelock & Co Ltd	61,000	241	Semiconductors - 0.82%
		$12,702	ARM Holdings PLC	95,477	1,312
			ASM Pacific Technology Ltd	16,400	132
REITS - 1.82%
Ascendas Real Estate Investment Trust	144,250	248	ASML Holding NV	23,554	2,146
			Infineon Technologies AG	76,731	931
British Land Co PLC/The	66,380	606	NXP Semiconductors NV (a)	9,207	656
CapitaLand Commercial Trust Ltd	140,300	143
CapitaLand Mall Trust	168,400	262	Rohm Co Ltd	6,400	273
			STMicroelectronics NV	43,309	248
Dexus Property Group	65,769	352	Tokyo Electron Ltd	11,500	693
Fonciere Des Regions	2,037	167
Gecina SA	2,360	292			$6,391
Goodman Group	120,274	555	Shipbuilding - 0.04%
GPT Group/The	121,954	427	Sembcorp Industries Ltd	66,700	127
Hammerson PLC	53,299	405	Sembcorp Marine Ltd	56,700	61
ICADE	2,260	157	Yangzijiang Shipbuilding Holdings Ltd	130,300	84
Intu Properties PLC	63,956	266			$272
Japan Prime Realty Investment Corp	55	226
Japan Real Estate Investment Corp	88	531	Software - 1.07%
Japan Retail Fund Investment Corp	173	394	Amadeus IT Holding SA	29,816	1,197
Klepierre	14,951	623	Check Point Software Technologies Ltd (a)	4,607	383
Land Securities Group PLC	53,722	751	Dassault Systemes	8,717	660
Link REIT	152,500	859	GungHo Online Entertainment Inc	28,700	68
Mirvac Group	251,488	327	Konami Holdings Corp	6,200	151
Nippon Building Fund Inc	95	564	Nexon Co Ltd	8,800	132
Nippon Prologis REIT Inc	99	210	Oracle Corp Japan	2,600	127
Nomura Real Estate Master Fund Inc	240	333	Sage Group PLC/The	73,305	605
Scentre Group	361,775	1,125	SAP SE	66,778	5,035
Segro PLC	50,804	293			$8,358
Stockland	161,546	479	Storage & Warehousing - 0.01%
Suntec Real Estate Investment Trust	162,400	193	Mitsubishi Logistics Corp	8,000	103
Unibail-Rodamco SE	6,702	1,668
United Urban Investment Corp	187	294
Vicinity Centres	228,635	506	Telecommunications - 5.73%
Westfield Corp	134,141	954	Bezeq The Israeli Telecommunication Corp	131,261	294
		$14,210	Ltd
			BT Group PLC	575,362	3,875
Retail - 2.72%			Deutsche Telekom AG	219,108	3,665
ABC-Mart Inc	1,900	109	Elisa OYJ	9,663	344
Aeon Co Ltd	44,300	581	Eutelsat Communications SA	11,566	350
Cie Financiere Richemont SA	35,468	2,252	Hikari Tsushin Inc	1,300	92
Citizen Holdings Co Ltd	17,900	98	HKT Trust & HKT Ltd	178,980	248
CK Hutchison Holdings Ltd	183,632	2,214	Inmarsat PLC	30,548	414
Dixons Carphone PLC	66,502	401

See accompanying notes

     Schedule of Investments International Equity Index Fund February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Telecommunications (continued)			Water (continued)
KDDI Corp	118,700	$3,033	United Utilities Group PLC	46,332	$594
Koninklijke KPN NV	217,615	802	Veolia Environnement SA	30,565	690
Millicom International Cellular SA	4,492	215			$2,109
NICE-Systems Ltd	3,903	234	TOTAL COMMON STOCKS		$767,195
Nippon Telegraph & Telephone Corp	46,900	1,986	INVESTMENT COMPANIES - 0.60%	Shares Held	Value(000	's)
Nokia OYJ	392,021	2,375
NTT DOCOMO Inc	97,100	2,260	Publicly Traded Investment Fund - 0.60%
Orange SA	134,989	2,338	Morgan Stanley Institutional Liquidity Funds -	4,641,965	4,642
PCCW Ltd	284,000	180	Government Portfolio
Proximus SADP	10,334	325
SES SA	22,179	582	TOTAL INVESTMENT COMPANIES		$4,642
Singapore Telecommunications Ltd	541,500	1,434	PREFERRED STOCKS - 0.46%	Shares Held	Value(000	's)
SoftBank Group Corp	65,100	3,199	Automobile Manufacturers - 0.28%
Spark New Zealand Ltd	124,317	281	Bayerische Motoren Werke AG	3,702	250
StarHub Ltd	41,000	100	Porsche Automobil Holding SE	10,403	470
Swisscom AG	1,759	857	Volkswagen AG	12,609	1,466
TDC A/S	55,172	234			$2,186
Tele2 AB	21,684	179
Telecom Italia SpA (a)	779,697	758	Chemicals - 0.02%
Telecom Italia SpA	409,575	316	FUCHS PETROLUB SE	4,722	193
Telefonaktiebolaget LM Ericsson	206,785	1,899
Telefonica Deutschland Holding AG	50,529	244
			Consumer Products - 0.16%
Telefonica SA	306,218	3,053	Henkel AG & Co KGaA	12,105	1,217
Telenor ASA	51,010	762
TeliaSonera AB	176,532	811
Telstra Corp Ltd	290,747	1,087	TOTAL PREFERRED STOCKS		$3,596
TPG Telecom Ltd	20,115	150	Total Investments		$775,433
Vocus Communications Ltd	30,704	179	Other Assets in Excess of Liabilities, Net - 0.45%		$3,500
Vodafone Group PLC	1,804,316	5,472	TOTAL NET ASSETS - 100.00%		$778,933
		$44,627

Toys, Games & Hobbies - 0.17%			(a) Non-Income Producing Security
Bandai Namco Holdings Inc	11,900	237	(b)		Fair value of these investments is determined in good faith by the Manager
Nintendo Co Ltd	7,200	1,008	under procedures established and periodically reviewed by the Board of
Sanrio Co Ltd	3,300	65	Directors. At the end of the period, the fair value of these securities totaled
		$1,310	$0 or 0.00% of net assets.
			(c)		Security exempt from registration under Rule 144A of the Securities Act of
Transportation - 2.01%			1933. These securities may be resold in transactions exempt from
AP Moeller - Maersk A/S - A shares	259	332	registration, normally to qualified institutional buyers. At the end of the
AP Moeller - Maersk A/S - B shares	469	616	period, the value of these securities totaled $2,012 or 0.26% of net assets.
Asciano Ltd	43,078	272	(d)		Security is Illiquid. At the end of the period, the value of these securities
Aurizon Holdings Ltd	142,632	413	totaled $0 or 0.00% of net assets.
Central Japan Railway Co	9,700	1,736
ComfortDelGro Corp Ltd	146,000	312
Deutsche Post AG	65,837	1,561
DSV A/S	13,079	535
East Japan Railway Co	22,600	1,979
Groupe Eurotunnel SE	31,765	319
Hankyu Hanshin Holdings Inc	77,000	493
Kamigumi Co Ltd	16,000	150
Keihan Electric Railway Co Ltd	34,000	235
Keikyu Corp	32,000	284
Keio Corp	39,000	358
Keisei Electric Railway Co Ltd	19,000	261
Kintetsu Group Holdings Co Ltd	123,000	527
Kuehne + Nagel International AG	3,668	476
Mitsui OSK Lines Ltd	77,000	144
MTR Corp Ltd	99,500	459
Nagoya Railroad Co Ltd	58,000	278
Nippon Express Co Ltd	56,000	248
Nippon Yusen KK	110,000	203
Odakyu Electric Railway Co Ltd	42,000	484
Royal Mail PLC	61,152	385
Seibu Holdings Inc	8,000	157
TNT Express NV	33,566	287
Tobu Railway Co Ltd	69,000	359
Tokyu Corp	76,000	636
West Japan Railway Co	11,100	649
Yamato Holdings Co Ltd	23,000	466
		$15,614

Water - 0.27%
Severn Trent PLC	16,041	475
Suez Environnement Co	20,279	350

See accompanying notes

		Schedule of Investments
International Equity Index Fund
February 29, 2016 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
Japan		22.39%
United Kingdom		17.21%
France		9.64%
Switzerland		9.43%
Germany		8.60%
Australia		6.61%
Netherlands		3.80%
Hong Kong		3.04%
Spain		2.96%
Sweden		2.85%
United States		2.16%
Italy		1.95%
Denmark		1.95%
Belgium		1.39%
Singapore		1.27%
Finland		1.01%
Ireland		0.94%
Israel		0.74%
Norway		0.58%
Luxembourg		0.21%
New Zealand		0.17%
Austria		0.16%
Portugal		0.14%
South Africa		0.13%
Macao		0.09%
Jersey, Channel Islands		0.07%
Mexico		0.03%
Chile		0.02%
China		0.01%
Other Assets in Excess of Liabilities, Net		0.45%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2016	Long	56	$4,673	$4,326	$(347)
Total					$(347)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
International Small Company Fund
February 29, 2016 (unaudited)

COMMON STOCKS - 96.52%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.61%			Cosmetics & Personal Care (continued)
Stroeer SE & Co KGaA	1,209	$70	Pola Orbis Holdings Inc	1,200	$88
					$183

Airlines - 0.83%			Distribution & Wholesale - 1.52%
Air Canada (a)	7,500	40	Entertainment One Ltd	18,702	41
Air New Zealand Ltd	30,605	55	Inchcape PLC	8,812	90
		$95	Trusco Nakayama Corp	1,200	43
					$174
Apparel - 0.93%
Gunze Ltd	15,000	39	Diversified Financial Services - 2.80%
Moncler SpA	4,380	68	Aldermore Group PLC (a)	12,678	35
		$107	Banca IFIS SpA	787	23
			Century Tokyo Leasing Corp	2,100	72
Automobile Manufacturers - 0.55%			Euronext NV (b)	1,177	45
New Flyer Industries Inc	3,300	63	Ichigo Inc	16,500	56
			Intermediate Capital Group PLC	11,266	90
Automobile Parts & Equipment - 4.09%					$321
Brembo SpA	1,450	60
			Electric - 1.59%
Georg Fischer AG	128	87	ERG SpA	4,710	57
Plastic Omnium SA	1,791	57	Hera SpA	26,945	76
Rheinmetall AG	1,121	80	Iren SpA	30,850	49
Tokai Rika Co Ltd	2,800	55
TS Tech Co Ltd	3,100	69			$182
Unipres Corp	3,390	61	Electrical Components & Equipment - 1.87%
		$469	Fujikura Ltd	15,000	70
			Gamesa Corp Tecnologica SA	5,793	109
Banks - 3.80%			Nissin Electric Co Ltd	3,900	35
77 Bank Ltd/The	13,000	46
Aareal Bank AG	2,718	80			$214
Gunma Bank Ltd/The	10,000	44	Electronics - 2.12%
Israel Discount Bank Ltd (a)	40,168	65	Alps Electric Co Ltd	2,100	34
Joyo Bank Ltd/The	12,000	42	dorma+kaba Holding AG	137	82
OneSavings Bank PLC	5,756	22	Mycronic AB	3,162	27
Suruga Bank Ltd	3,900	62	Osaki Electric Co Ltd	7,000	47
Sydbank A/S	2,706	74	Taiyo Yuden Co Ltd	5,200	53
		$435			$243

Beverages - 2.07%			Engineering & Construction - 2.98%
Britvic PLC	6,484	62	Eiffage SA	634	45
Royal Unibrew A/S	2,045	84	Keller Group PLC	3,187	37
Treasury Wine Estates Ltd	13,276	91	Kinden Corp	5,300	66
		$237	Kyudenko Corp	2,000	44
			Toda Corp	6,000	25
Biotechnology - 0.88%
Genmab A/S (a)	824	101	WSP Global Inc	3,055	81
			Yokogawa Bridge Holdings Corp	4,500	43
					$341
Building Materials - 1.83%
Buzzi Unicem SpA	4,884	74	Entertainment - 0.42%
			Evolution Gaming Group AB (a),(b)	1,461	48
Kingspan Group PLC	3,823	97
Nichiha Corp	2,900	39
		$210	Food - 1.58%
			Bellamy's Australia Ltd	5,777	45
Chemicals - 1.67%			Ezaki Glico Co Ltd	1,200	64
Denka Co Ltd	21,000	74	Greencore Group PLC	10,768	57
DIC Corp	34,000	73	Select Harvests Ltd	5,143	15
Symrise AG	688	44			$181
		$191
			Forest Products & Paper - 1.46%
Commercial Services - 4.02%			BillerudKorsnas AB	4,227	66
Kanamoto Co Ltd	2,800	60	Metsa Board OYJ	6,130	37
Loomis AB	2,978	96	Smurfit Kappa Group PLC	2,764	64
Northgate PLC	6,908	39
QinetiQ Group PLC	23,808	77			$167
Rentokil Initial PLC	41,622	96	Gas - 0.94%
Societa Iniziative Autostradali e Servizi SpA	5,120	46	Rubis SCA	1,456	108
WS Atkins PLC	2,627	46
		$460
			Hand & Machine Tools - 0.81%
Computers - 1.74%			KUKA AG	998	93
DTS Corp	1,900	35
NS Solutions Corp	2,900	54
			Healthcare - Products - 0.76%
Teleperformance	1,425	110	Fisher & Paykel Healthcare Corp Ltd	15,038	87
		$199

Cosmetics & Personal Care - 1.60%			Healthcare - Services - 2.16%
Lion Corp	9,000	95	Eurofins Scientific SE	252	90

See accompanying notes

Schedule of Investments
International Small Company Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Packaging & Containers - 1.76%
Orpea	1,182	$97	CCL Industries Inc	452	$69
UDG Healthcare PLC	7,872	61	Orora Ltd	38,749	63
		$248	RPC Group PLC	6,815	70
					$202
Home Builders - 2.71%
Bellway PLC	2,850	102	Pharmaceuticals - 3.17%
Galliford Try PLC	3,651	74	Hikma Pharmaceuticals PLC	2,877	75
Haseko Corp	7,200	62	Ipsen SA	1,287	74
Redrow PLC	11,890	72	Kaken Pharmaceutical Co Ltd	1,200	80
		$310	Nippon Shinyaku Co Ltd	1,400	48
			Recordati SpA	3,594	86
Home Furnishings - 1.79%					$363
Foster Electric Co Ltd	2,400	45
Howden Joinery Group PLC	14,648	100	Pipelines - 0.50%
Zojirushi Corp	4,000	60	Enbridge Income Fund Holdings Inc	2,691	57
		$205

Insurance - 2.01%			Private Equity - 1.00%
Beazley PLC	15,116	75	3i Group PLC	12,023	73
Challenger Ltd/Australia	10,851	58	AURELIUS SE & Co KGaA	869	41
Direct Line Insurance Group PLC	7,513	41			$114
Hiscox Ltd	4,176	56
			Real Estate - 5.60%
		$230	BUWOG AG (a)	2,683	55
			Conwert Immobilien Invest SE (a)	2,863	40
Internet - 1.90%
Just Eat PLC (a)	9,605	51	Grand City Properties SA	3,891	81
Rightmove PLC	1,849	100	Hemfosa Fastigheter AB	6,788	75
United Internet AG	1,368	67	Regus PLC	19,651	79
		$218	Shun Tak Holdings Ltd	88,000	27
			Sponda OYJ	7,948	32
Iron & Steel - 0.60%			St Modwen Properties PLC	6,744	31
BlueScope Steel Ltd	17,623	69	TLG Immobilien AG	1,829	35
			UNITE Group PLC/The	7,529	64
Leisure Products & Services - 0.52%			UOL Group Ltd	16,600	67
Daiichikosho Co Ltd	1,400	59	Wheelock & Co Ltd	14,000	55
					$641

Lodging - 1.02%			REITS - 6.25%
Star Entertainment Grp Ltd/The	31,435	117	Allied Properties Real Estate Investment Trust	1,759	41
			Cominar Real Estate Investment Trust	2,604	29
			Great Portland Estates PLC	6,948	67
Machinery - Diversified - 1.78%			Hibernia REIT plc	34,759	47
Daihen Corp	7,000	30	Hulic Reit Inc	32	52
Duerr AG	749	44	Japan Hotel REIT Investment Corp	102	89
Ebara Corp	20,000	77	MCUBS MidCity Investment Corp	15	46
Tsubakimoto Chain Co	9,000	53	Merlin Properties Socimi SA	8,002	84
		$204	Milestone Apartments Real Estate Investment	2,800	33
Media - 0.59%			Trust
Cogeco Communications Inc	1,446	68	Orix JREIT Inc	55	84
			Segro PLC	12,234	70
			Smart Real Estate Investment Trust	3,100	74
Mining - 2.24%					$716
Detour Gold Corp (a)	3,890	61
Independence Group NL	16,144	29	Retail - 6.24%
Northern Star Resources Ltd	18,069	51	Amplifon SpA	10,247	82
OceanaGold Corp	18,573	51	DCM Holdings Co Ltd	10,000	74
Sandfire Resources NL	8,069	33	Dixons Carphone PLC	10,611	64
St Barbara Ltd (a)	23,870	32	Dollarama Inc	960	56
		$257	Domino's Pizza Group PLC	5,336	78
			Izumi Co Ltd	1,200	45
Miscellaneous Manufacturers - 0.66%			JD Sports Fashion PLC	1,782	28
Aalberts Industries NV	2,467	76	K's Holdings Corp	2,000	65
			Matsumotokiyoshi Holdings Co Ltd	900	40
Oil & Gas - 3.16%			Shimamura Co Ltd	400	44
Caltex Australia Ltd	3,232	84	Tsuruha Holdings Inc	800	68
DCC PLC	1,514	118	Valor Holdings Co Ltd	3,300	71
Parex Resources Inc (a)	7,067	51			$715
Raging River Exploration Inc (a)	8,389	59
			Semiconductors - 0.93%
Whitecap Resources Inc	8,819	50	Dialog Semiconductor PLC (a)	2,144	70
		$362	Tower Semiconductor Ltd (a)	2,607	36
Oil & Gas Services - 0.30%					$106
Technip SA	692	34	Software - 2.38%
			Constellation Software Inc/Canada	111	46
			IT Holdings Corp	3,200	74
			Kinaxis Inc (a)	1,300	38

See accompanying notes

		Schedule of Investments
		International Small Company Fund
		February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Software (continued)
NetEnt AB (a)	1,173	$68
Nexon Co Ltd	3,100	47
		$273
Telecommunications - 1.53%
ADVA Optical Networking SE (a)	4,032	42
Freenet AG	2,990	89
Hitachi Kokusai Electric Inc	4,000	44
		$175
Transportation - 2.25%
Fukuyama Transporting Co Ltd	9,000	42
National Express Group PLC	15,773	72
Sankyu Inc	15,000	70
Seino Holdings Co Ltd	7,200	74
		$258
TOTAL COMMON STOCKS		$11,056
INVESTMENT COMPANIES - 2.75%	Shares Held	Value(000	's)
Publicly Traded Investment Fund - 2.75%
Goldman Sachs Financial Square Funds -	315,254	315
Government Fund

TOTAL INVESTMENT COMPANIES		$315
PREFERRED STOCKS - 0.65%	Shares Held	Value(000	's)
Machinery - Diversified - 0.65%
Jungheinrich AG	991	75

TOTAL PREFERRED STOCKS		$75
Total Investments		$11,446
Other Assets in Excess of Liabilities, Net - 0.08%		$9
TOTAL NET ASSETS - 100.00%		$11,455

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $93 or 0.81% of net assets.

Portfolio Summary (unaudited)

Country	Percent
Japan	27.33%
United Kingdom	16.56%
Canada	8.07%
Germany	6.63%
Australia	6.46%
Italy	5.42%
France	4.59%
Ireland	3.87%
Sweden	3.33%
United States	3.04%
Denmark	2.25%
Luxembourg	2.17%
Spain	1.68%
Switzerland	1.48%
New Zealand	1.24%
Netherlands	1.06%
Israel	0.87%
Austria	0.83%
Hong Kong	0.72%
Jordan	0.65%
Finland	0.60%
Singapore	0.58%
Bermuda	0.49%
Other Assets in Excess of Liabilities, Net	0.08%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Opportunistic Municipal Fund
February 29, 2016 (unaudited)

COMMON STOCKS - 1.04%	Shares Held Value (000's)			Principal
			MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.04%
Market Vectors High Yield Municipal Index	17,000	$530	Connecticut - 1.94%
ETF			Mohegan Tribal Finance Authority
Market Vectors Short High-Yield Municipal	14,000	351	7.00%, 02/01/2045(b)	$2,000	$1,975
Index ETF
SPDR Nuveen S&P High Yield Municipal	3,040	174	Florida - 2.93%
Bond ETF			Orange County Housing Finance Authority
		$1,055	7.00%, 10/01/2025	500	508
TOTAL COMMON STOCKS		$1,055	Orange County Industrial Development
	Principal		Authority/FL
BONDS- 0.50%	Amount (000's) Value (000's)		8.00%, 07/01/2036(b)	1,000	1,027
U.S. Municipals - 0.50%			Volusia County School Board (credit support
Oglala Sioux Tribe			from BAM)
5.75%, 10/01/2025(a),(b)	$500	$511	5.00%, 08/01/2031(e)	1,215	1,447
					$2,982

TOTAL BONDS		$511	Georgia - 0.56%
	Principal		City of Atlanta GA
MUNICIPAL BONDS - 99.70%	Amount (000's) Value (000's)		7.38%, 01/01/2031	500	572
Alabama - 1.73%
Lower Alabama Gas District/The			Illinois - 13.50%
5.00%, 09/01/2034(c)	$1,500	$1,766	Chicago O'Hare International Airport
			5.00%, 01/01/2033	1,250	1,455
Arizona - 6.45%			City of Chicago IL
Navajo Nation			5.50%, 01/01/2033	1,000	1,009
5.50%, 12/01/2030(b)	2,500	2,785	5.50%, 01/01/2042	300	299
Salt Verde Financial Corp			7.46%, 02/15/2026	2,000	1,402
5.00%, 12/01/2032	3,205	3,775	City of Chicago IL Wastewater Transmission
		$6,560	Revenue
			5.00%, 01/01/2031	760	844
California - 15.30%			5.00%, 01/01/2039	1,200	1,299
Abag Finance Authority for Nonprofit Corps			City of Chicago IL Waterworks Revenue
5.00%, 08/01/2043	500	569	5.00%, 11/01/2025	500	569
California Educational Facilities Authority			Illinois State Toll Highway Authority
5.00%, 12/29/2015(d)	1,730	1,936	5.00%, 01/01/2040(d)	5,000	5,736
5.00%, 10/01/2038(d)	900	993	State of Illinois
California Pollution Control Financing			5.50%, 07/01/2027	1,000	1,129
Authority					$13,742
4.30%, 07/01/2040	1,000	1,038
California Statewide Communities			Indiana - 0.65%
Development Authority (credit support from			Indiana Finance Authority
GNMA COLL)			5.00%, 10/01/2044	300	327
4.90%, 07/20/2039(e)	500	536	Town of Shoals IN
California Statewide Financing Authority			7.25%, 11/01/2043	300	336
6.00%, 05/01/2043	1,000	1,017			$663
Golden State Tobacco Securitization Corp			Iowa- 2.04%
5.75%, 06/01/2047	3,150	3,024	Iowa Finance Authority
La Verne Public Financing Authority			5.00%, 12/01/2019	2,000	2,081
7.25%, 09/01/2026	700	702
Morongo Band of Mission Indians/The
6.50%, 03/01/2028(b)	825	901	Louisiana - 4.18%
Oakland Unified School District/Alameda			Juban Crossing Economic Development
County			District
5.00%, 08/01/2035	1,225	1,398	7.00%, 09/15/2044(b)	1,000	1,017
Sacramento Area Flood Control			Louisiana Public Facilities Authority
Agency (credit support from BAM)			7.00%, 07/01/2024(b)	1,000	601
5.00%, 10/01/2039(e)	500	572	8.38%, 07/01/2039	400	240
San Diego Community College District			Parish of St John the Baptist LA
5.25%, 08/01/2033(d)	1,050	1,196	5.13%, 06/01/2037	2,500	2,394
University of California					$4,252
5.25%, 05/15/2039(d)	1,257	1,417
5.25%, 05/15/2039(d)	243	277	Maryland - 1.64%
			City of Westminster MD
		$15,576	6.25%, 07/01/2044	600	663
Colorado - 3.23%			Maryland Economic Development Corp
Colorado Health Facilities Authority			5.38%, 06/01/2025	390	423
5.00%, 05/15/2040	1,000	1,126	Maryland Economic Development
5.00%, 05/15/2045	1,000	1,123	Corp (credit support from AGM)
Promenade Castle Rock Metropolitan District			5.00%, 06/01/2035(c),(e)	500	580
No 1					$1,666
5.75%, 12/01/2039	1,000	1,034	Michigan - 2.21%
		$3,283	Michigan Finance Authority
			5.00%, 07/01/2035	1,000	1,136

See accompanying notes

Schedule of Investments
Opportunistic Municipal Fund
February 29, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Michigan (continued)			Oklahoma - 0.33%
Wayne County Airport Authority			Tulsa Airports Improvement Trust
5.00%, 12/01/2045	$1,000	$1,114	5.00%, 06/01/2035	$300	$341
		$2,250

Minnesota - 1.15%			Oregon - 0.54%
Housing & Redevelopment Authority of The			Warm Springs Reservation Confederated
City of St Paul Minnesota			Tribe
5.00%, 11/15/2030	1,000	1,175	6.38%, 11/01/2033	500	546

Missouri - 0.81%			Pennsylvania - 4.42%
City of St Louis MO Airport Revenue (credit			Allegheny County Industrial Development
support from NATL)			Authority
5.50%, 07/01/2028(e)	400	503	6.00%, 07/15/2038	400	425
Health & Educational Facilities Authority of			Chester County Health & Education Facilities
the State of Missouri			Authority
5.00%, 02/01/2036	290	324	5.25%, 12/01/2045	1,000	1,022
		$827	City of Scranton PA
			8.50%, 09/01/2022(a)	200	210
New Jersey - 9.61%			Lancaster County Hospital Authority/PA
Casino Reinvestment Development Authority			5.00%, 07/01/2045	1,250	1,300
5.25%, 11/01/2039	250	259	Pennsylvania Economic Development
Essex County Improvement Authority			Financing Authority
5.25%, 07/01/2045(b)	1,300	1,321	5.50%, 11/01/2044	1,000	1,037
New Jersey Economic Development			6.00%, 06/01/2031	500	500
Authority					$4,494
5.25%, 06/15/2040	1,000	1,070
5.63%, 11/15/2030	1,000	1,130	South Carolina - 1.12%
5.75%, 09/15/2027	500	553	South Carolina State Public Service
New Jersey Educational Facilities			Authority
Authority (credit support from AGM)			5.25%, 12/01/2055	1,000	1,136
5.00%, 07/01/2034(e)	1,000	1,143
New Jersey Health Care Facilities Financing			Tennessee - 1.75%
Authority (credit support from AGM)			Chattanooga Health Educational & Housing
5.00%, 07/01/2046(e)	1,900	2,132
			Facility Board
New Jersey Transportation Trust Fund			5.00%, 10/01/2028	1,050	1,217
Authority			5.00%, 10/01/2035	500	560
5.25%, 06/15/2032	2,000	2,184			$1,777
		$9,792
			Texas- 7.45%
New York - 7.78%			City of Dallas TX
Brooklyn Arena Local Development Corp			5.00%, 02/15/2027	1,000	1,233
6.25%, 07/15/2040	480	554	City of Houston TX Airport System Revenue
Build NYC Resource Corp			4.50%, 07/01/2020	1,000	1,069
5.00%, 07/01/2035	1,500	1,692
5.50%, 09/01/2045(b)	1,000	1,085	Gregg County Health Facilities Development
			Corp
Metropolitan Transportation Authority			5.00%, 10/01/2016	400	403
5.00%, 11/15/2034	1,000	1,181	New Hope Cultural Education Facilities Corp
New York Liberty Development Corp			5.00%, 07/01/2030	500	558
5.25%, 10/01/2035	1,280	1,563	5.00%, 07/01/2047	1,500	1,603
New York State Dormitory Authority
5.00%, 12/01/2040(b)	1,100	1,169	North Texas Tollway Authority
			5.00%, 01/01/2045	615	695
New York Transportation Development Corp			Port Beaumont Navigation District
5.00%, 01/01/2023	560	670	7.25%, 02/01/2036(b),(c)	1,000	998
		$7,914	Texas Private Activity Bond Surface
North Carolina - 1.80%			Transportation Corp
North Carolina Eastern Municipal Power			6.88%, 12/31/2039	550	649
Agency			7.00%, 12/31/2038	300	376
5.25%, 01/01/2020	750	813			$7,584
North Carolina Medical Care Commission			Virginia - 1.36%
5.25%, 10/01/2035	1,000	1,023	County of Botetourt VA
		$1,836	6.00%, 07/01/2044	1,000	1,041
Ohio- 1.33%			Fairfax County Industrial Development
City of Cleveland OH Airport System			Authority
Revenue (credit support from AGM)			5.00%, 05/15/2035(d)	300	343
5.00%, 01/01/2031(e)	500	581			$1,384
Ohio Water Development Authority			Washington - 0.26%
4.00%, 01/01/2034	750	777	Port of Seattle Industrial Development Corp
		$1,358	5.00%, 04/01/2030	250	266

See accompanying notes

		Schedule of Investments
		Opportunistic Municipal Fund
		February 29, 2016 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)

Wisconsin - 3.63%
Public Finance Authority
4.00%, 12/01/2036	$2,000	$1,948
5.00%, 12/01/2025(c)	1,000	1,131
5.25%, 04/01/2030	600	625
		$3,704
TOTAL MUNICIPAL BONDS		$101,502
Total Investments		$103,068

Liability for Floating Rate Notes Issued in Conjunction with

Securities Held - (5.47)%
Notes with interest rates of 0.02% - 0.06% at	$(5,565	) $	(5,565)
February 29, 2016 and contractual maturity of
collateral from 2017-2024.(f)
Total Net Investments			$97,503
Other Assets in Excess of Liabilities, Net - 4.23%			$4,308
TOTAL NET ASSETS - 100.00%			$101,811

(a)	Security is Illiquid. At the end of the period, the value of these securities totaled $721 or 0.71% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,390 or 13.15% of net assets.
(c)	Security purchased on a when-issued basis.
(d)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(e)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at February 29, 2016.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	81.43%
Insured	7.35%
General Obligation Unlimited	5.14%
General Obligation Limited	2.23%
Prerefunded	1.61%
Certificate Participation	1.38%
Exchange Traded Funds	1.04%
Tax Allocation	0.56%
Government	0.50%
Liability For Floating Rate Notes Issued	(5.47)%
Other Assets in Excess of Liabilities, Net	4.23%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Origin Emerging Markets Fund
February 29, 2016 (unaudited)

COMMON STOCKS - 95.19%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.32%			Food - 2.42%
Smiles SA	322,879	$2,411	JBS SA	3,819,600	$10,815
			SPAR Group Ltd/The	685,312	7,702
					$18,517
Agriculture - 2.80%
KT&G Corp	248,411	21,414	Forest Products & Paper - 1.76%
			Mondi PLC	756,001	13,488

Apparel - 0.61%
Makalot Industrial Co Ltd	750,000	4,660	Holding Companies - Diversified - 0.94%
			Siam Cement PCL/The	579,400	7,177

Automobile Manufacturers - 1.19%
Geely Automobile Holdings Ltd	24,518,000	9,077	Home Furnishings - 2.04%
			Skyworth Digital Holdings Ltd	9,500,000	5,365
			Steinhoff International Holdings NV	1,919,158	10,244
Banks - 3.95%
Abu Dhabi Commercial Bank PJSC	7,500,000	13,843			$15,609
Bank Rakyat Indonesia Persero Tbk PT	646,400	535	Insurance - 6.68%
China CITIC Bank Corp Ltd (a)	6,310,893	3,484	Cathay Financial Holding Co Ltd	6,895,000	7,678
China Construction Bank Corp	14,894,428	8,704	China Life Insurance Co Ltd/Taiwan	7,792,500	5,376
Dubai Islamic Bank PJSC	2,102,000	3,658	People's Insurance Co Group of China Ltd/The	14,943,505	5,403
		$30,224	PICC Property & Casualty Co Ltd	9,343,927	14,109
			Ping An Insurance Group Co of China Ltd	1,448,400	6,129
Building Materials - 0.00%			Porto Seguro SA	461,243	2,675
China Singyes Solar Technologies Holdings	53,000	25	Samsung Life Insurance Co Ltd	70,000	6,347
Ltd			Sul America SA	840,000	3,339
					$51,056
Chemicals - 2.82%
LG Chem Ltd	54,524	13,254	Internet - 5.37%
			Com2uSCorp (a)	53,000	5,280
PTT Global Chemical PCL (b)	5,552,100	8,335
		$21,589	Tencent Holdings Ltd	1,953,905	35,752
					$41,032
Commercial Services - 2.74%
New Oriental Education & Technology Group	568,300	17,691	Lodging - 1.35%
Inc ADR			Kangwon Land Inc	309,615	10,332
Zhejiang Expressway Co Ltd	3,630,000	3,215
		$20,906	Machinery - Diversified - 0.77%
			Hollysys Automation Technologies Ltd (a)	314,710	5,920
Computers - 2.48%
Cognizant Technology Solutions Corp (a)	332,600	18,952
			Media - 1.42%
			CJ E&M Corp	180,000	10,832
Cosmetics & Personal Care - 0.99%
LG Household & Health Care Ltd	10,800	7,581
			Metal Fabrication & Hardware - 1.15%
			Catcher Technology Co Ltd	227,026	8,795
Diversified Financial Services - 4.12%
CTBC Financial Holding Co Ltd	14,001,156	6,781
E.Sun Financial Holding Co Ltd	10,500,000	5,407	Miscellaneous Manufacturers - 4.11%
Mega Financial Holding Co Ltd	10,524,000	6,910	CRRC Corp Ltd	4,192,270	3,822
Noah Holdings Ltd ADR(a)	227,000	5,380	Sunny Optical Technology Group Co Ltd	6,710,025	15,530
Taishin Financial Holding Co Ltd	21,227,251	6,988	Zhuzhou CSR Times Electric Co Ltd	2,461,200	12,029
		$31,466			$31,381

Electric - 0.94%			Oil & Gas - 2.92%
Korea Electric Power Corp	151,000	7,164	Tupras Turkiye Petrol Rafinerileri AS (a)	872,691	22,298

Electronics - 4.94%			Pharmaceuticals - 4.57%
AAC Technologies Holdings Inc	1,887,518	13,082	Dr Reddy's Laboratories Ltd ADR	164,457	7,233
Hon Hai Precision Industry Co Ltd	2,540,758	11,889	Richter Gedeon Nyrt	468,000	8,316
Pegatron Corp	3,612,393	8,505	Sino Biopharmaceutical Ltd	14,369,611	10,507
Zhen Ding Technology Holding Ltd	1,983,954	4,254	Sinopharm Group Co Ltd	2,419,000	8,840
		$37,730			$34,896

Energy - Alternate Sources - 1.10%			Real Estate - 2.40%
Gigasolar Materials Corp	460,000	8,415	China Overseas Land & Investment Ltd	3,631,700	10,779
			China Overseas Property Holdings Ltd (a)	1,210,566	134
			China Vanke Co Ltd	3,300,000	7,432
Engineering & Construction - 2.10%
China State Construction International	2,460,000	3,774			$18,345
Holdings Ltd			Retail - 5.66%
KEPCO Plant Service & Engineering Co Ltd	75,842	4,368	ANTA Sports Products Ltd	6,505,800	14,703
Promotora y Operadora de Infraestructura	340,000	3,935	Lojas Renner SA	1,455,500	6,495
SAB de CV			Raia Drogasil SA	954,200	10,938
TAV Havalimanlari Holding AS	670,381	3,936	Truworths International Ltd	1,234,000	6,663
		$16,013	Wal-Mart de Mexico SAB de CV	1,900,000	4,474
					$43,273

See accompanying notes

Schedule of Investments
Origin Emerging Markets Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Semiconductors - 9.39%
Phison Electronics Corp	750,000	$5,793
Samsung Electronics Co Ltd	50,672	24,169
Silicon Motion Technology Corp ADR	141,000	4,750
Taiwan Semiconductor Manufacturing Co Ltd	1,573,417	37,054
ADR
$71,766

Software - 2.90%
NetEase Inc ADR	164,635	22,161

Telecommunications - 5.69%
China Mobile Ltd	2,578,643	27,513
Chunghwa Telecom Co Ltd	5,085,000	15,961
$43,474

Water - 2.55%
Guangdong Investment Ltd	16,064,764	19,501

TOTAL COMMON STOCKS	$727,480
INVESTMENT COMPANIES - 4.34%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 4.34%
First American Government Obligations Fund	33,129,877	33,130

TOTAL INVESTMENT COMPANIES	$33,130
Total Investments	$760,610
Other Assets in Excess of Liabilities, Net - 0.47%	$3,625
TOTAL NET ASSETS - 100.00%	$764,235

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$8,335 or 1.09% of net assets.

Portfolio Summary (unaudited)
Country	Percent
China	27.80%
Taiwan, Province Of China	19.53%
Korea, Republic Of	14.48%
Hong Kong	10.14%
United States	6.82%
South Africa	4.98%
Brazil	4.80%
Turkey	3.44%
United Arab Emirates	2.29%
Thailand	2.03%
Mexico	1.11%
Hungary	1.09%
India	0.95%
Indonesia	0.07%
Other Assets in Excess of Liabilities, Net	0.47%
TOTAL NET ASSETS	100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI Emerging Markets; March 2016	Long	989	$36,089	$36,697	$608
Total	$608

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Preferred Securities Fund
February 29, 2016 (unaudited)

INVESTMENT COMPANIES - 2.21%	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held Value (000's)

Publicly Traded Investment Fund - 2.21%				Electric (continued)
Goldman Sachs Financial Square Funds -	109,472,851	$109,473		Entergy Arkansas Inc 4.90%	241,096	$6,042
Government Fund				Entergy Arkansas Inc 5.75%	35,363	896
				Entergy Louisiana LLC 4.70%	165,100	3,989
TOTAL INVESTMENT COMPANIES		$109,473		Entergy Louisiana LLC 5.25%	237,355	6,112
CONVERTIBLE PREFERRED STOCKS -				Entergy Louisiana LLC 5.88%	1,981	50
1.45%	Shares Held Value (000's)			Entergy Mississippi Inc	70,689	1,799
				Entergy New Orleans Inc	3,299	84
Banks - 1.45%				Entergy Texas Inc	15,618	415
Wells Fargo & Co (a)	60,982	71,458		Georgia Power Co 6.50% (a)	97,900	10,250
				Gulf Power Co 6.00% (a)	60,914	6,089
TOTAL CONVERTIBLE PREFERRED STOCKS		$71,458		Gulf Power Co 6.45% (a)	4,600	479
PREFERRED STOCKS - 37.43%	Shares Held	Value(000	's)	Integrys Holding Inc	40,000	1,020
				Interstate Power & Light Co (a)	485,100	12,428
Banks - 12.19%
AgriBank FCB (a)	61,700	6,523		NextEra Energy Capital Holdings Inc 5.00%	491,093	12,253
Bank of America Corp 6.38%; Series 3 (a)	26,378	676		NextEra Energy Capital Holdings Inc 5.13%;	662,215	16,496
Bank of America Corp 6.50%; Series Y (a)	490	13		Series I
Bank of America Corp 6.63%; Series I (a)	201,813	5,326		NextEra Energy Capital Holdings Inc 5.63%;	170,585	4,352
Bank of New York Mellon Corp/The (a)	139,534	3,586		Series H
Barclays Bank PLC 7.10%; Series 3 (a)	1,014,169	25,354		NextEra Energy Capital Holdings Inc 5.70%;	322,465	8,178
Barclays Bank PLC 7.75%; Series 4 (a)	607,340	15,475		Series G
Barclays Bank PLC 8.13%; Series 5 (a)	249,031	6,390		PPL Capital Funding Inc	735	19
Capital One Financial Corp (a)	533,401	13,575				$110,446
Citigroup Inc 6.88%; Series K (a)	493,542	13,084
				Food - 0.50%
Citigroup Inc 6.88%; Series L (a)	9,618	254		Dairy Farmers of America Inc (a),(b)	232,500	23,708
CoBank ACB 6.13% (a)	8,000	756		Dairy Farmers of America Inc 7.88% (a),(b)	12,000	1,261
CoBank ACB 6.20% (a)	65,000	6,516				$24,969
CoBank ACB 6.25% (a),(b)	296,500	30,428
Countrywide Capital IV	636,469	16,294		Hand & Machine Tools - 0.58%
Countrywide Capital V	218,131	5,573		Stanley Black &Decker Inc	1,104,374	28,493
Cullen/Frost Bankers Inc (a)	280,021	6,989
Deutsche Bank Contingent Capital Trust II (a)	2,083,257	47,561
				Insurance - 8.45%
Deutsche Bank Contingent Capital Trust III (a)	433,502	10,473		Aegon NV 4.00% (a)	66,900	1,483
FirstMerit Corp (a)	331,400	8,308		Aegon NV 6.38% (a)	975,042	24,678
Goldman Sachs Group Inc/The (a)	774,944	19,102		Aegon NV 6.50% (a)	246,814	6,363
HSBC Holdings PLC 6.20%; Series A (a)	1,047,474	26,239		Aegon NV 8.00%	63,317	1,735
HSBC Holdings PLC 8.00%; Series 2 (a)	568,600	14,636		Aflac Inc	1,084,662	27,713
HSBC USA Inc 6.50% (a)	2,085,705	52,351		Allstate Corp/The 5.10%	540,300	13,610
ING Groep NV 6.13% (a)	55,705	1,409		Allstate Corp/The 6.25% (a)	181,500	4,899
ING Groep NV 6.38% (a)	834,730	20,952		Allstate Corp/The 6.63%; Series E (a)	380,000	10,450
ING Groep NV 7.05% (a)	1,019,994	26,530		American Financial Group Inc/OH 5.75%	441,277	11,345
ING Groep NV 7.20% (a)	165,000	4,298		American Financial Group Inc/OH 6.25%	250,786	6,641
M&T Bank Corp 6.38%; Series A (a)	5,400	5,491		Arch Capital Group Ltd (a)	699,190	18,969
M&T Bank Corp 6.38%; Series C (a)	7,150	7,271		Aspen Insurance Holdings Ltd 5.95% (a),(c)	936,500	24,190
Merrill Lynch Capital Trust I	318,825	8,124		Aspen Insurance Holdings Ltd 7.25% (a)	143,802	3,795
Merrill Lynch Capital Trust II	133,014	3,396		Axis Capital Holdings Ltd 5.50%; Series D (a)	155,098	3,878
Morgan Stanley 7.13%; Series E (a)	24,282	683		Axis Capital Holdings Ltd 6.88%; Series C (a)	2,072,850	54,516
PNC Financial Services Group Inc/The (a)	1,723,683	49,022		Delphi Financial Group Inc 7.38%	527,604	13,124
Royal Bank of Scotland Group PLC 5.75%;	596,429	14,302		Hartford Financial Services Group Inc/The	1,040,014	32,968
Series L (a)				Protective Life Corp 6.00%	10,311	264
State Street Corp 5.25%; Series C (a)	1,425,192	36,072		Protective Life Corp 6.25%	336,151	8,841
State Street Corp 5.90%; Series D (a)	241,300	6,298		Prudential PLC (d)	174,600	4,601
State Street Corp 6.00% (a)	349,700	9,068		Prudential PLC 6.50% (a)	92,849	2,449
TCF Financial Corp (a)	229,278	5,835		Reinsurance Group of America Inc	577,300	15,887
US Bancorp (a)	2,082,309	54,994		RenaissanceRe Holdings Ltd 5.38%; Series E	654,975	16,374
Valley National Bancorp (a)	172,200	4,710		(a)
Wells Fargo & Co 5.85% (a)	125,027	3,187		RenaissanceRe Holdings Ltd 6.08%; Series C	178,371	4,529
Wells Fargo & Co 6.63% (a)	236,676	6,738		(a)
		$603,862		Torchmark Corp	472,900	12,116
				WR Berkley Corp	1,262,728	31,821
Diversified Financial Services - 0.77%				XLIT Ltd (a)	76,419	61,302
Affiliated Managers Group Inc 6.38%	15,188	396
Charles Schwab Corp/The (a)	143,663	3,688				$418,541
Charles Schwab Corp/The 6.00% (a)	12,535	322
				Media - 0.25%
Morgan Stanley Capital Trust III	347,962	8,817		Comcast Corp	482,893	12,521
Morgan Stanley Capital Trust IV	511,872	13,063
Morgan Stanley Capital Trust V	345,952	8,770
Morgan Stanley Capital Trust VIII	97,505	2,483		Miscellaneous Manufacturers - 0.20%
RBS Capital Funding Trust V (a)	16,764	396		General Electric Capital Corp 4.88%	80,187	2,106
		$37,935		General Electric Capital Corp 4.88%	299,666	7,863
						$9,969
Electric - 2.23%
Alabama Power Co (a)	89,000	2,416		REITS - 5.55%
DTE Energy Co 5.25%	313,300	7,867		Boston Properties Inc (a)	7,284	186
Duke Energy Corp	362,408	9,212		Digital Realty Trust Inc 5.88%; Series G (a)	97,818	2,431

See accompanying notes

Schedule of Investments
Preferred Securities Fund
February 29, 2016 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
REITS (continued)
Digital Realty Trust Inc 6.35%; Series I (a)	202,498	$5,083	Banks (continued)
Digital Realty Trust Inc 6.63%; Series F (a)	3,856	102	BankBoston Capital Trust III
Digital Realty Trust Inc 7.00%; Series E (a)	544,076	13,977	1.26%, 06/15/2027(f)	$1,350	$1,060
Digital Realty Trust Inc 7.38%; Series H (a)	239,911	6,574	Barclays Bank PLC
Hospitality Properties Trust 7.13%; Series D	411,113	10,520	7.63%, 11/21/2022	8,000	8,090
(a)			10.18%, 06/12/2021	3,000	3,869
Kimco Realty Corp 5.50%; Series J (a)	590,922	14,885	Barclays PLC
Kimco Realty Corp 6.00%; Series I (a)	667,508	17,222	6.63%, 06/29/2049(a),(f)	34,178	28,709
National Retail Properties Inc (a)	455,621	11,737	8.25%, 12/29/2049(a),(f)	31,600	29,991
Prologis Inc - Series Q (a)	127,700	7,846	BNP Paribas SA
PS Business Parks Inc 5.70%; Series V (a)	377,419	9,718	7.20%, 06/29/2049(a),(b)	12,500	13,437
PS Business Parks Inc 5.75%; Series U (a)	520,724	13,107	7.37%, 12/29/2049(a),(b),(f)	5,000	4,675
PS Business Parks Inc 6.00%; Series T (a)	188,128	4,782	BPCE SA
PS Business Parks Inc 6.45%; Series S (a)	132,228	3,438	5.70%, 10/22/2023(b)	6,000	6,173
Public Storage Inc 5.20%; Series X (a)	70,407	1,792	Chase Capital III
Public Storage Inc 5.75%; Series T (a)	222,900	5,795	0.96%, 03/01/2027(f)	3,000	2,400
Public Storage Inc 5.88%; Series A (a)	237,401	6,381	Citigroup Capital III
Public Storage Inc 5.90%; Series S (a)	55,600	1,439	7.63%, 12/01/2036	2,700	3,392
Public Storage Inc 6.00%; Series Z (a)	580,214	15,822	Citigroup Inc
Public Storage Inc 6.35%; Series R (a)	746,442	19,288	5.90%, 12/29/2049(a)	200	190
Public Storage Inc 6.38%; Series Y (a)	131,181	3,659	5.95%, 12/29/2049(a)	5,000	4,725
Public Storage Inc 6.50%; Series Q (a)	4,594	118	6.13%, 12/29/2049(a),(f)	43,300	42,650
Realty Income Corp - Series F (a)	777,954	20,180	Cooperatieve Rabobank UA
Regency Centers Corp 6.00%; Series 7 (a)	441,029	11,122	11.00%, 12/29/2049 (a),(f)	7,750	9,147
Regency Centers Corp 6.63%; Series 6 (a)	230,854	6,041	11.00%, 12/29/2049 (a),(b),(f)	69,657	82,210
Senior Housing Properties Trust 5.63%	113,931	2,798	Corestates Capital III
Senior Housing Properties Trust 6.25%	150,000	3,753	1.19%, 02/15/2027(b),(f)	10,200	8,160
Ventas Realty LP / Ventas Capital Corp	198,708	5,027	Countrywide Capital III
Vornado Realty Trust 5.40%; Series L (a)	191,155	4,764	8.05%, 06/15/2027	6,312	7,867
Vornado Realty Trust 5.70%; Series K (a)	869,353	22,047	Credit Agricole SA
Vornado Realty Trust 6.63%; Series I (a)	90,892	2,345	7.88%, 01/29/2049(a),(b)	8,000	7,048
Vornado Realty Trust 6.88%; Series J (a)	174,963	4,469	8.13%, 12/29/2049(a),(f)	5,000	4,651
Welltower Inc (a)	617,185	16,170	8.13%, 12/29/2049(a),(b),(f)	11,050	10,278
		$274,618	8.38%, 12/31/2049(a),(b),(f)	17,050	18,457
			Credit Suisse Group AG
Savings & Loans - 0.25%			6.25%, 12/29/2049(a),(b),(f)	10,000	8,925
Astoria Financial Corp (a)	106,851	2,778	6.25%, 12/29/2049(a)	475	424
First Niagara Financial Group Inc (a)	368,904	9,754	7.50%, 12/29/2049(a),(f)	3,000	2,888
		$12,532	7.50%, 12/29/2049(a),(b),(f)	23,950	23,056
Sovereign - 1.15%			Credit Suisse Group Guernsey I Ltd
Farm Credit Bank of Texas 6.75% (a),(b)	258,000	27,082	7.88%, 02/24/2041(f)	3,900	3,907
Farm Credit Bank of Texas 10.00% (a),(b)	23,800	29,675	Dresdner Funding Trust I
		$56,757	8.15%, 06/30/2031(b)	16,015	18,017
			8.15%, 06/30/2031	3,200	3,579
Telecommunications - 5.31%			Fifth Third Bancorp
Centaur Funding Corp (b),(d)	28,000	23,048	5.10%, 12/29/2049(a),(f)	5,100	4,584
Centaur Funding Corp 9.08% (b),(e)	75,666	89,901	First Chicago NBD Institutional Capital I
Qwest Corp 6.13%	885,400	21,409	1.17%, 02/01/2027(f)	2,300	1,817
Qwest Corp 6.88%	258,100	6,484	First Union Capital II
Qwest Corp 7.00%	520,255	13,251	7.95%, 11/15/2029	3,700	4,756
Qwest Corp 7.00%	253,178	6,410	Fleet Capital Trust V
Qwest Corp 7.38%	532,806	13,421	1.53%, 12/18/2028(f)	2,500	2,000
Qwest Corp 7.50%	949,111	24,297	Goldman Sachs Group Inc/The
Telephone & Data Systems Inc 6.63%	260,908	6,611	5.70%, 12/29/2049(a),(f)	39,795	38,104
Telephone & Data Systems Inc 6.88%	2,899	73	HSBC Capital Funding LP/Jersey
Telephone & Data Systems Inc 7.00%	1,208,015	30,466	10.18%, 12/29/2049 (a),(b),(f)	32,900	47,670
United States Cellular Corp	110,817	2,776	JPMorgan Chase & Co
Verizon Communications Inc	942,517	24,807	5.30%, 12/29/2049(a),(f)	9,800	9,546
		$262,954	6.13%, 12/29/2049(a),(f)	22,000	21,890
TOTAL PREFERRED STOCKS	$1,853,597		6.75%, 01/29/2049(a),(f)	137,707	145,969
	Principal		JPMorgan Chase Capital XXI
BONDS- 57.28%	Amount (000's) Value (000's)		1.56%, 02/02/2037(f)	13,251	9,427
			KeyCorp Capital III
Banks- 27.11%			7.75%, 07/15/2029	3,500	4,124
ABN AMRO Bank NV
6.25%, 09/13/2022(f)	$10,000	$10,372	Lloyds Banking Group PLC
			6.27%, 11/29/2049(a),(b),(f)	3,000	2,887
BAC Capital Trust XIII			6.27%, 11/29/2049(a),(f)	3,150	3,032
4.00%, 12/29/2049(a),(f)	33,564	23,663
			6.41%, 01/29/2049(a),(b)	34,174	36,054
Banco Bilbao Vizcaya Argentaria SA			6.66%, 01/29/2049(a),(b)	32,281	35,025
9.00%, 05/29/2049(a)	20,400	20,767
			7.50%, 04/30/2049(a),(f)	25,198	23,560
Bank of America Corp
6.50%, 10/29/2049(a),(f)	50,000	51,000	M&T Bank Corp
			6.45%, 12/29/2049(a),(f)	6,615	6,962
Bank of New York Mellon Corp/The			6.88%, 12/29/2049(a)	37,800	37,872
4.95%, 12/29/2049(a),(f)	75,100	73,448

See accompanying notes

Schedule of Investments
Preferred Securities Fund
February 29, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Insurance (continued)
Morgan Stanley			American International Group Inc
5.55%, 12/29/2049(a),(f)	$11,100	$10,767	8.18%, 05/15/2068	$1,500	$1,871
Nordea Bank AB			Aon Corp
5.50%, 09/29/2049(a),(b),(f)	4,000	3,679	8.21%, 01/01/2027	4,500	5,468
5.50%, 09/29/2049(a),(f)	1,200	1,104	AXA SA
6.13%, 12/29/2049(a),(b),(f)	7,500	6,694	6.38%, 12/29/2049(a),(b),(f)	21,968	22,769
PNC Financial Services Group Inc/The			8.60%, 12/15/2030	13,565	17,601
6.75%, 07/29/2049(a),(f)	44,035	47,106	Catlin Insurance Co Ltd
Royal Bank of Scotland Group PLC			7.25%, 07/29/2049(a),(b)	46,496	36,267
7.50%, 12/29/2049(a),(f)	24,025	21,680	Chubb Corp/The
7.64%, 03/29/2049(a),(f)	1,900	1,848	6.38%, 03/29/2067(f)	44,690	35,975
7.65%, 08/29/2049(a),(f)	15,480	17,647	Dai-ichi Life Insurance Co Ltd/The
8.00%, 12/29/2049(a),(f)	8,525	7,779	5.10%, 10/29/2049(a),(b),(f)	12,300	12,823
Societe Generale SA			7.25%, 12/29/2049(a),(b)	13,250	15,304
1.36%, 12/29/2049(a),(b),(f)	5,750	5,161	Everest Reinsurance Holdings Inc
7.88%, 12/29/2049(a),(b),(f)	3,000	2,670	6.60%, 05/01/2067(f)	34,120	29,343
7.88%, 12/29/2049(a),(f)	15,000	13,350	Glen Meadow Pass-Through Trust
8.00%, 12/29/2049(a),(b),(f)	16,800	15,371	6.51%, 02/12/2067(b),(f)	10,885	8,028
8.25%, 09/29/2049(a),(f)	54,750	53,860	Great-West Life & Annuity Insurance Capital
Standard Chartered PLC			LP
0.94%, 07/29/2049(a),(f)	1,500	795	6.63%, 11/15/2034(b)	7,000	8,039
7.01%, 07/29/2049(a),(b)	14,300	13,513	Great-West Life & Annuity Insurance Capital
UBS Group AG			LP II
6.87%, 12/29/2049(a),(f)	13,100	12,182	7.15%, 05/16/2046(b),(f)	8,750	8,575
7.00%, 12/29/2049(a),(f)	2,000	1,980	Hartford Financial Services Group Inc/The
7.13%, 12/29/2049(a)	1,757	1,760	8.13%, 06/15/2068(f)	9,672	10,348
US Bancorp			Liberty Mutual Group Inc
5.12%, 12/29/2049(a),(f)	21,400	21,476	7.00%, 03/07/2067(b),(f)	17,738	15,698
Wells Fargo & Co			7.80%, 03/07/2087(b)	45,963	50,272
5.87%, 12/29/2049(a),(f)	47,800	50,611	Liberty Mutual Insurance Co
7.98%, 12/31/2049(a),(f)	57,100	58,742	7.70%, 10/15/2097(b)	20,025	24,889
		$1,342,279	Lincoln National Corp
			6.05%, 04/20/2067(f)	35,869	23,315
Diversified Financial Services - 0.74%			7.00%, 05/17/2066(f)	13,109	8,554
Charles Schwab Corp/The			Meiji Yasuda Life Insurance Co
7.00%, 02/28/2049(a),(f)	27,158	30,722	5.20%, 10/20/2045(b),(f)	10,000	10,375
Depository Trust & Clearing Corp/The			MetLife Capital Trust IV
4.88%, 12/29/2049(a),(b),(f)	4,000	3,895	7.88%, 12/15/2067(b)	19,020	21,683
MBNA Capital B			MetLife Capital Trust X
1.42%, 02/01/2027(f)	2,500	2,013	9.25%, 04/08/2068(b)	39,075	50,798
		$36,630	MetLife Inc
			5.25%, 12/29/2049(a),(f)	17,200	16,214
Electric - 2.56%
Electricite de France SA			10.75%, 08/01/2069	28,223	41,699
5.25%, 01/29/2049(a),(b),(f)	50,970	44,280	Mitsui Sumitomo Insurance Co Ltd
5.63%, 12/29/2049(a),(b),(f)	6,000	5,288	7.00%, 03/15/2072(b)	3,375	3,881
Integrys Holding Inc			MMI Capital Trust I
6.11%, 12/01/2066(f)	13,082	10,078	7.63%, 12/15/2027	1,073	1,183
NextEra Energy Capital Holdings Inc			Nationwide Financial Services Inc
6.35%, 10/01/2066(f)	23,474	16,314	6.75%, 05/15/2087	68,095	67,414
6.65%, 06/15/2067(f)	2,000	1,505	Nippon Life Insurance Co
7.30%, 09/01/2067(f)	17,750	16,907	4.70%, 01/20/2046(b),(f)	5,000	5,075
PPL Capital Funding Inc			5.10%, 10/16/2044(b),(f)	14,900	15,459
6.70%, 03/30/2067(f)	13,475	10,113	Provident Financing Trust I
RWE AG			7.41%, 03/15/2038	37,750	43,371
7.00%, 10/12/2072(f)	23,200	22,562	Prudential Financial Inc
		$127,047	5.63%, 06/15/2043(f)	66,965	66,161
			5.88%, 09/15/2042(f)	11,675	11,850
Hand & Machine Tools - 0.26%			Prudential PLC
Stanley Black &Decker Inc			7.75%, 01/29/2049(a)	4,800	4,836
5.75%, 12/15/2053	12,250	12,710	QBE Capital Funding III Ltd
			7.25%, 05/24/2041(b),(f)	75,745	82,467
			Reinsurance Group of America Inc
Insurance - 21.23%			3.18%, 12/15/2065(f)	26,423	19,025
ACE Capital Trust II
9.70%, 04/01/2030	16,615	23,602	Sompo Japan Nipponkoa Insurance Inc
			5.33%, 03/28/2073(b),(f)	60,300	63,164
Aegon NV
2.07%, 07/29/2049(a),(f)	2,648	1,725	Sumitomo Life Insurance Co
			6.50%, 09/20/2073(b),(f)	15,500	17,438
AIG Life Holdings Inc
7.57%, 12/01/2045(b)	25,815	30,978	Voya Financial Inc
			5.65%, 05/15/2053(f)	48,976	45,484
8.50%, 07/01/2030	30,200	38,958
Allstate Corp/The			XLIT Ltd
5.75%, 08/15/2053(f)	7,600	7,571	6.50%, 12/31/2049(a),(f)	3,000	2,100
6.50%, 05/15/2067	12,505	13,443

See accompanying notes

		Schedule of Investments
		Preferred Securities Fund
		February 29, 2016 (unaudited)

	Principal
BONDS (continued)	Amount (000's)	Value(000	's)

Insurance (continued)
ZFS Finance USA Trust II
6.45%, 12/15/2065(b),(f)	$5,020	$5,010
ZFS Finance USA Trust V
6.50%, 05/09/2067(b)	5,433	5,381
		$1,051,484

Miscellaneous Manufacturers - 3.43%
General Electric Co
5.00%, 12/29/2049(a),(f)	167,149	169,656

Pipelines - 1.02%
Enterprise Products Operating LLC
7.03%, 01/15/2068(f)	47,605	46,524
TransCanada PipeLines Ltd
6.35%, 05/15/2067(f)	1,500	956
Transcanada Trust
5.63%, 05/20/2075(f)	3,800	3,125
		$50,605

Telecommunications - 0.08%
Koninklijke KPN NV
7.00%, 03/28/2073(b),(f)	4,050	4,060

Transportation - 0.85%
BNSF Funding Trust I
6.61%, 12/15/2055(f)	38,509	41,879

TOTAL BONDS		$2,836,350
	Principal
CONVERTIBLE BONDS - 0.11%	Amount (000's)	Value(000	's)

Banks- 0.11%
ING Groep NV
6.50%, 12/29/2049(a),(f)	6,000	5,434

TOTAL CONVERTIBLE BONDS		$5,434
TOTAL PURCHASED OPTIONS - 0.16%		$8,074
Total Investments		$4,884,386
Other Assets in Excess of Liabilities, Net - 1.36%		$67,420
TOTAL NET ASSETS - 100.00%		$4,951,806

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,166,159 or 23.55% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $24,190 or 0.49% of net assets.
(d)	Non-Income Producing Security
(e)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(f)	Variable Rate. Rate shown is in effect at February 29, 2016.

Portfolio Summary (unaudited)

Sector	Percent
Financial	77.85%
Communications	5.64%
Industrial	5.32%
Utilities	4.79%
Exchange Traded Funds	2.21%
Government	1.15%
Energy	1.02%
Consumer, Non-cyclical	0.50%
Purchased Options	0.16%
Other Assets in Excess of Liabilities, Net	1.36%
TOTAL NET ASSETS	100.00%

See accompanying notes

			Schedule of Investments
Preferred Securities Fund
February 29, 2016 (unaudited)

	August 31,	August 31,						February 29,	February 29,
Affiliated Securities	2015	2015	Purchases	Purchases		Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost		Shares	Proceeds	Shares	Cost
Centaur Funding Corp 9.08%	71,576	$85,034	4,090		$4,906	—	$—	75,666	$89,940
		$85,034			$4,906		$–		$89,940

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Centaur Funding Corp 9.08%		$3,250				$—	$		—
		$3,250				$—	$		—
Amounts in thousands except shares

Options

					Upfront Premiums			Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date		Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - US Long Bond Future; June 2016		$165.00	03/27/2016	3,022		$7,883	$5,194		$(2,689)
Put - US Long Bond Future; June 2016		$164.00	03/27/2016	1,511		2,888	2,502		(386)
Put - US Long Bond Future; June 2016		$159.00	03/27/2016	1,511		631	378		(253)
Total						$11,402	$8,074		$(3,328)

					Upfront Premiums			Unrealized
Written Options Outstanding	Exercise Price	Expiration Date		Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - US Long Bond Future; June 2016		$170.00	03/27/2016	3,022		$(2,991)	$(1,323)		$1,668
Put - US Long Bond Future; June 2016		$160.00	03/27/2016	3,022		(1,789)	(1,132)		657
Total						$(4,780)	$(2,455)		$2,325

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Real Estate Allocation Fund
February 29, 2016 (unaudited)

INVESTMENT COMPANIES - 100.60%	Shares Held		Value
Principal Funds, Inc. Institutional Class - 100.60%
Global Real Estate Securities Fund (a)		33,329	$279,628
Real Estate Debt Income Fund (a)		23,384	219,112
			$498,740
TOTAL INVESTMENT COMPANIES			$498,740
Total Investments			$498,740
Liabilities in Excess of Other Assets, Net - (0.606)%			$(2,996)
TOTAL NET ASSETS - 100.00%			$495,744

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
International Equity Funds			56.40%
Fixed Income Funds			44.20%
Liabilities in Excess of Other Assets, Net			(0.60)%
TOTAL NET ASSETS			100.00%

August 31,		August 31,					February 29,	February 29,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
Shares		Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Global Real Estate Securities Fund	20,381	$193,364	18,982	$164,457	6,034	$55,330	33,329	$302,490
Real Estate Debt Income Fund	14,683	146,149	14,915	143,962	6,214	59,630	23,384	230,135
		$339,513		$308,419		$114,960		$532,625

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Global Real Estate Securities Fund		$3,531			$(1)			$3,841
Real Estate Debt Income Fund		3,770			(346)			—
		$7,301			$(347)			$3,841

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes

Schedule of Investments
Real Estate Debt Income Fund
February 29, 2016 (unaudited)

INVESTMENT COMPANIES - 1.77%	Shares Held Value (000's)				Principal
			BONDS (continued)		Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.77%
First American Government Obligations Fund	767,133	$768	Commercial Mortgage Backed Securities (continued)
			UBS-Barclays Commercial Mortgage Trust
TOTAL INVESTMENT COMPANIES		$768	2012-C4 (continued)
			4.50%, 12/10/2045(a),(b)		$1,000	$903
	Principal
BONDS- 97.62%	Amount (000's) Value (000's)		Wachovia Bank Commercial Mortgage Trust
			Series 2007-C30
Commercial Mortgage Backed Securities - 90.68%			5.41%, 12/15/2043(a)		2,000	1,963
Banc of America Commercial Mortgage Trust			Wells Fargo Commercial Mortgage Trust
2008-1			2015	-C31
6.27%, 02/10/2051(a),(b)	$1,000	$961	3.70%, 11/15/2048		2,000	2,084
CFCRE Commercial Mortgage Trust 2011-			WFRBS Commercial Mortgage Trust 2013-
C2			C11
1.95%, 12/15/2047(a),(b)	19,294	570	1.47%, 03/15/2045(a),(b)		16,497	964
Citigroup Commercial Mortgage Trust 2013-			WFRBS Commercial Mortgage Trust 2013-
GC15			C12
5.10%, 09/10/2046(a),(b)	2,010	1,681	1.41%, 03/15/2048(a),(b)		17,470	1,136
Citigroup Commercial Mortgage Trust 2015-			WFRBS Commercial Mortgage Trust 2014-
GC27			C20
3.14%, 02/10/2048(a)	2,000	2,006	3.99%, 05/15/2047(a),(b)		2,500	1,786
COMM 2006-C8 Mortgage Trust						$39,310
5.38%, 12/10/2046	2,000	1,902
COMM 2013-CCRE11 Mortgage Trust			REITS- 6.94%
1.17%, 10/10/2046(a)	26,150	1,615	Hospitality Properties Trust
COMM 2013-CCRE6 Mortgage Trust			5.00%, 08/15/2022		1,000	1,012
1.50%, 03/10/2046(a)	14,929	733	Select Income REIT
COMM 2014-CCRE17 Mortgage Trust			3.60%, 02/01/2020		2,000	1,996
4.80%, 05/10/2047(a),(b)	1,000	813				$3,008
Comm 2014-UBS2 Mortgage Trust			TOTAL BONDS			$42,318
4.20%, 03/10/2047	1,000	1,057	Total Investments			$43,086
COMM 2014-UBS3 Mortgage Trust			Other Assets in Excess of Liabilities, Net - 0.61%			$262
4.78%, 06/10/2047(a)	1,000	962	TOTAL NET ASSETS - 100.00%			$43,348
COMM 2015-LC19 Mortgage Trust
2.87%, 02/10/2048(a),(b)	1,000	646
COMM 2015-LC23 Mortgage Trust			(a)	Variable Rate. Rate shown is in effect at February 29, 2016.
4.65%, 10/10/2053(a)	1,000	934	(b)	Security exempt from registration under Rule 144A of the Securities Act of
Commercial Mortgage Trust 2007-GG9			1933. These securities may be resold in transactions exempt from
5.51%, 03/10/2039	1,000	902	registration, normally to qualified institutional buyers. At the end of the
FHLMC Multifamily Structured Pass Through			period, the value of these securities totaled $13,727 or 31.67% of net
Certificates			assets.
1.16%, 01/25/2021(a)	20,340	948	(c) Security purchased on a when-issued basis.
3.15%, 11/25/2025(a)	1,500	1,581	(d)	Fair value of these investments is determined in good faith by the Manager
GS Mortgage Securities Trust 2011-GC3			under procedures established and periodically reviewed by the Board of
0.72%, 03/10/2044(a),(b)	25,134	680	Directors. At the end of the period, the fair value of these securities totaled
GS Mortgage Securities Trust 2013-GCJ14			$461 or 1.06% of net assets.
4.77%, 08/10/2046(a),(b)	1,500	1,217
JP Morgan Chase Commercial Mortgage
Securities Trust 2010-C1
5.95%, 06/15/2043(b)	1,500	1,554	Portfolio Summary (unaudited)
JPMBB Commercial Mortgage Securities			Sector			Percent
Trust 2013-C12			Mortgage Securities			90.68%
4.09%, 07/15/2045(a)	460	396	Financial			6.94%
JPMBB Commercial Mortgage Securities			Exchange Traded Funds			1.77%
Trust 2014-C21			Other Assets in Excess of Liabilities, Net			0.61%
1.11%, 08/15/2047(a)	25,709	1,726	TOTAL NET ASSETS			100.00%
Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14
1.28%, 02/15/2047(a)	20,963	1,205
Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15
4.90%, 04/15/2047(a)	1,000	984
Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18
3.92%, 10/15/2047(a)	2,000	2,136
Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20
4.16%, 02/15/2048(a)	1,000	957
Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26
3.53%, 10/15/2048	1,000	1,031
Morgan Stanley Capital I Trust 2016-UBS9
4.70%, 03/15/2049(c),(d)	500	461
UBS-Barclays Commercial Mortgage Trust 2012-C4
1.81%, 12/10/2045(a),(b)	9,560	816

See accompanying notes

     Schedule of Investments Small-MidCap Dividend Income Fund February 29, 2016 (unaudited)

COMMON STOCKS - 98.50%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.32%			Healthcare - Products - 2.98%
Harris Corp	276,076	$21,539	STERIS PLC	421,847	$27,133
			Teleflex Inc	149,506	21,353
					$48,486
Airlines - 1.58%
Copa Holdings SA	421,031	25,708	Home Furnishings - 1.68%
			Harman International Industries Inc	356,696	27,351

Automobile Manufacturers - 1.31%
New Flyer Industries Inc	1,111,831	21,275	Housewares - 0.84%
			Tupperware Brands Corp	272,858	13,632

Automobile Parts & Equipment - 1.14%
Autoliv Inc	174,831	18,572	Insurance - 5.76%
			Allied World Assurance Co Holdings AG	514,824	16,675
			AmTrust Financial Services Inc	1,199,432	29,326
Banks - 7.08%			Arthur J Gallagher & Co	435,702	17,363
BOK Financial Corp	311,795	15,238	Validus Holdings Ltd	676,366	30,376
Cullen/Frost Bankers Inc	553,970	26,552
FirstMerit Corp	122,583	2,406			$93,740
PacWest Bancorp	1,129,054	36,333	Investment Companies - 3.65%
Umpqua Holdings Corp	1,168,418	17,573	Ares Capital Corp	2,339,977	31,964
Washington Trust Bancorp Inc	458,739	17,019	Oaktree Capital Group LLC	505,586	23,206
		$115,121	Triangle Capital Corp	220,416	4,144
					$59,314
Chemicals - 5.19%
Albemarle Corp	510,555	28,703	Machinery - Diversified - 5.26%
Cabot Corp	272,280	12,125	Applied Industrial Technologies Inc	663,738	25,554
Huntsman Corp	2,758,359	29,956	Flowserve Corp	429,647	18,054
RPM International Inc	331,605	13,546	IDEX Corp	289,231	21,738
		$84,330	Nordson Corp	282,696	20,261
					$85,607
Coal - 0.97%
Alliance Resource Partners LP	1,508,445	15,839	Media - 2.51%
			Sinclair Broadcast Group Inc	1,321,565	40,797
Commercial Services - 0.28%
McGrath RentCorp	186,419	4,586	Miscellaneous Manufacturers - 2.18%
			Crane Co	521,818	25,595
Diversified Financial Services - 2.24%			Donaldson Co Inc	346,117	9,775
BGC Partners Inc	1,818,199	15,709			$35,370
FNF Group	628,178	20,718	Oil & Gas - 2.48%
		$36,427	Helmerich & Payne Inc	112,750	5,972
Electric - 7.09%			HollyFrontier Corp	536,733	18,152
ALLETE Inc	420,778	22,310	Vermilion Energy Inc	595,999	16,211
Alliant Energy Corp	497,251	33,788			$40,335
Great Plains Energy Inc	589,597	17,299	Oil & Gas Services - 1.29%
ITC Holdings Corp	663,683	26,965	Targa Resources Corp	781,681	21,012
PNM Resources Inc	465,576	14,861
		$115,223
			Packaging & Containers - 0.87%
Electrical Components & Equipment - 2.16%			Packaging Corp of America	291,721	14,148
Hubbell Inc	148,153	14,720
Littelfuse Inc	179,412	20,385
		$35,105	Pipelines - 1.21%
			EnLink Midstream Partners LP	2,140,549	19,650
Electronics - 3.12%
Avnet Inc	730,395	30,056
			Private Equity - 1.06%
Garmin Ltd	511,591	20,724	Hercules Capital Inc	1,545,502	17,232
		$50,780

Environmental Control - 1.06%			REITS - 16.04%
MSA Safety Inc	396,263	17,305	Agree Realty Corp	363,523	13,469
			Alexandria Real Estate Equities Inc	276,070	21,854
Food - 2.34%			Colony Capital Inc	2,020,071	33,129
B&G Foods Inc	632,683	21,884	CYS Investments Inc	352,806	2,766
Ingredion Inc	160,303	16,226	Digital Realty Trust Inc	424,115	33,535
		$38,110	EastGroup Properties Inc	313,596	17,006
			EPR Properties	625,199	38,906
Gas - 1.21%			Gramercy Property Trust	3,886,104	29,340
Vectren Corp	431,406	19,638	Medical Properties Trust Inc	2,956,602	34,208
			Omega Healthcare Investors Inc	1,145,162	36,714
Hand & Machine Tools - 2.27%					$260,927
Lincoln Electric Holdings Inc	336,857	18,382	Semiconductors - 2.79%
Snap-on Inc	128,282	18,559	Maxim Integrated Products Inc	495,585	16,780
		$36,941

See accompanying notes

			Schedule of Investments
	Small-MidCap Dividend Income Fund
			February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Semiconductors (continued)
Microchip Technology Inc	641,758		$28,552
			$45,332

Software - 3.18%
Broadridge Financial Solutions Inc	314,694		17,664
j2 Global Inc	466,504		34,092
			$51,756

Supranational Bank - 1.61%
Banco Latinoamericano de Comercio Exterior	1,227,552		26,233
SA

Telecommunications - 0.72%
Consolidated Communications Holdings Inc	502,225		11,747

Toys, Games & Hobbies - 2.03%
Hasbro Inc	434,008		32,928

TOTAL COMMON STOCKS			$1,602,096
INVESTMENT COMPANIES - 1.35%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 1.35%
Goldman Sachs Financial Square Funds -	21,880,427		21,881
Government Fund

TOTAL INVESTMENT COMPANIES			$21,881
Total Investments			$1,623,977
Other Assets in Excess of Liabilities, Net - 0.15%			$2,442
TOTAL NET ASSETS - 100.00%			$1,626,419

Portfolio Summary (unaudited)
Sector			Percent
Financial			35.83%
Industrial			18.24%
Consumer, Cyclical			8.58%
Utilities			8.30%
Technology			5.97%
Energy			5.95%
Consumer, Non-cyclical			5.60%
Basic Materials			5.19%
Communications			3.23%
Government			1.61%
Exchange Traded Funds			1.35%
Other Assets in Excess of Liabilities, Net			0.15%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
SystematEx International Fund
February 29, 2016 (unaudited)

COMMON STOCKS - 99.28%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.45%			Banks (continued)
Hakuhodo DY Holdings Inc	1,200	$14	CYBG PLC (a)	245	$1
WPP PLC	1,628	34	Danske Bank A/S	99	3
		$48	DBS Group Holdings Ltd	3,000	29
			Deutsche Bank AG	626	11
Aerospace & Defense - 0.85%			Fukuoka Financial Group Inc	1,000	3
Airbus Group SE	682	44	Gunma Bank Ltd/The	1,000	4
BAE Systems PLC	6,386	45	Hang Seng Bank Ltd	1,894	32
Safran SA	16	1	HSBC Holdings PLC	15,089	96
Thales SA	13	1	ING Groep NV	2,141	26
		$91	Intesa Sanpaolo SpA	7,481	19
Agriculture - 1.68%			KBC Groep NV	381	20
British American Tobacco PLC	1,457	79	Lloyds Banking Group PLC	28,252	28
Imperial Brands PLC	1,344	69	Mediobanca SpA	486	3
Japan Tobacco Inc	500	20	Mitsubishi UFJ Financial Group Inc	14,400	62
Swedish Match AB	342	11	Mizuho Financial Group Inc	31,100	46
		$179	National Australia Bank Ltd	1,791	31
			Nordea Bank AB	1,643	16
Airlines - 1.06%			Oversea-Chinese Banking Corp Ltd	6,400	37
Cathay Pacific Airways Ltd	1,000	1	Resona Holdings Inc	7,100	25
Deutsche Lufthansa AG (a)	2,271	34	Societe Generale SA	315	11
easyJet PLC	526	11	Standard Chartered PLC	139	1
International Consolidated Airlines Group SA	128	1	Sumitomo Mitsui Financial Group Inc	1,800	51
Japan Airlines Co Ltd	1,000	36	UBS Group AG	3,980	61
Qantas Airways Ltd (a)	11,042	30	UniCredit SpA	356	1
		$113	United Overseas Bank Ltd	1,000	12
			Westpac Banking Corp	2,169	44
Apparel - 0.87%					$904
Adidas AG	527	56
Christian Dior SE	39	7	Beverages - 1.94%
LVMH Moet Hennessy Louis Vuitton SE	180	30	Anheuser-Busch InBev SA/NV	569	64
		$93	Coca-Cola HBC AG (a)	416	8
			Diageo PLC	1,563	40
Automobile Manufacturers - 4.22%			Heineken NV	328	26
Bayerische Motoren Werke AG	107	9	Pernod Ricard SA	54	6
Daimler AG	698	47	SABMiller PLC	623	36
Fuji Heavy Industries Ltd	1,400	46	Treasury Wine Estates Ltd	3,895	27
Hino Motors Ltd	2,200	22			$207
Honda Motor Co Ltd	2,000	51
Isuzu Motors Ltd	2,700	27	Biotechnology - 0.15%
Mazda Motor Corp	1,800	25	CSL Ltd	220	16
Mitsubishi Motors Corp	3,200	23
Nissan Motor Co Ltd	3,200	29
Peugeot SA (a)	1,007	15	Building Materials - 0.99%
Renault SA	91	8	Boral Ltd	142	1
Suzuki Motor Corp	700	18	CRH PLC	1,443	37
Toyota Motor Corp	2,300	120	HeidelbergCement AG	400	29
			LafargeHolcim Ltd (a)	21	1
Volkswagen AG	79	11
		$451	Sika AG	10	38
					$106
Automobile Parts & Equipment - 2.00%
Aisin Seiki CoLtd	100	4	Chemicals - 4.52%
Bridgestone Corp	1,200	42	Air Liquide SA	428	45
Continental AG	91	18	Akzo Nobel NV	63	4
Denso Corp	100	4	Asahi Kasei Corp	3,000	17
JTEKT Corp	2,100	29	BASF SE	1,119	72
NHK Spring Co Ltd	2,300	21	Brenntag AG	18	1
NOK Corp	600	10	Croda International PLC	24	1
Nokian Renkaat OYJ	242	8	EMS-Chemie Holding AG	39	18
Sumitomo Electric Industries Ltd	1,400	17	Evonik Industries AG	1,428	43
Sumitomo Rubber Industries Ltd	900	13	Givaudan SA	14	26
Toyoda Gosei Co Ltd	900	17	Incitec Pivot Ltd	1,777	4
Valeo SA	229	31	Johnson Matthey PLC	760	27
			K+S AG	41	1
		$214	Linde AG	95	13
			Lonza Group AG (a)	249	38
Banks - 8.46%
Australia & New Zealand Banking Group Ltd	1,961	31	Mitsubishi Chemical Holdings Corp	3,800	19
Banco Bilbao Vizcaya Argentaria SA	2,603	16	Mitsubishi Gas Chemical Co Inc	4,000	19
Banco Santander SA	8,025	32	Novozymes A/S	438	19
Bank of East Asia Ltd/The	2,400	8	Shin-Etsu Chemical Co Ltd	100	5
Bank of Yokohama Ltd/The	1,000	5	Sumitomo Chemical Co Ltd	6,000	26
Barclays PLC	6,894	16	Symrise AG	18	1
BNP Paribas SA	507	24	Syngenta AG	81	32
BOC Hong Kong Holdings Ltd	11,235	29	Teijin Ltd	5,000	16
Commonwealth Bank of Australia	1,261	63	Yara International ASA	929	36
Credit Suisse Group AG (a)	513	7			$483

See accompanying notes

Schedule of Investments
SystematEx International Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services - 1.69%			Electronics - 0.56%
Adecco SA (a)	355	$21	Hoya Corp	300	$11
Atlantia SpA	737	18	Ibiden Co Ltd	1,700	20
Capita PLC	1,149	16	Koninklijke Philips NV	32	1
Experian PLC	2,061	34	Murata Manufacturing Co Ltd	100	12
ISS A/S	715	25	NEC Corp	6,000	15
Randstad Holding NV	646	33	Yokogawa Electric Corp	100	1
RELX NV	211	3			$60
RELX PLC	309	5
Securitas AB	1,651	25	Energy - Alternate Sources - 0.41%
		$180	Vestas Wind Systems A/S	653	44

Computers - 0.62%
			Engineering & Construction - 1.26%
Atos SE	343	25	Aena SA (a),(b)	105	12
Cap Gemini SA	373	31
Fujitsu Ltd	1,000	4	Ferrovial SA	869	17
			Skanska AB	1,985	42
Itochu Techno-Solutions Corp	300	6	Vinci SA	937	64
		$66			$135
Consumer Products - 0.88%
Reckitt Benckiser Group PLC	938	86	Entertainment - 0.44%
			Paddy Power Betfair PLC	171	26
Societe BIC SA	59	8	Tatts Group Ltd	7,665	21
		$94			$47
Cosmetics & Personal Care - 2.34%
Beiersdorf AG	209	18	Food - 4.12%
Kao Corp	300	15	Chr Hansen Holding A/S	17	1
L'Oreal SA	317	53	Colruyt SA	173	9
			Danone SA	227	16
Svenska Cellulosa AB SCA	1,602	48	Delhaize Group	402	41
Unilever NV	1,140	50
Unilever PLC	1,551	66	First Pacific Co Ltd/Hong Kong	12,000	8
			ICA Gruppen AB	68	2
		$250	J Sainsbury PLC	7,064	25
Distribution & Wholesale - 0.89%			Jeronimo Martins SGPS SA	1,776	25
Bunzl PLC	1,054	28	Kerry Group PLC	72	6
ITOCHU Corp	2,200	26	Koninklijke Ahold NV	2,081	46
Li & Fung Ltd	22,000	12	Nestle SA	2,788	195
Marubeni Corp	1,100	6	Seven & i Holdings Co Ltd	300	12
Mitsui & Co Ltd	100	1	Toyo Suisan Kaisha Ltd	300	11
Wolseley PLC	420	22	Wesfarmers Ltd	501	14
		$95	WH Group Ltd (a),(b)	41,680	24
			Wilmar International Ltd	600	1
Diversified Financial Services - 1.77%			Woolworths Ltd	230	4
Deutsche Boerse AG	406	33			$440
Hong Kong Exchanges and Clearing Ltd	300	6
Macquarie Group Ltd	457	21	Food Service - 0.83%
Mitsubishi UFJ Lease & Finance Co Ltd	1,500	6	Compass Group PLC	3,431	60
Nomura Holdings Inc	5,100	22	Sodexo SA	286	29
ORIX Corp	3,500	46			$89
Partners Group Holding AG	71	26
Provident Financial PLC	637	29	Forest Products & Paper - 0.78%
			Mondi PLC	1,502	27
		$189	Stora Enso OYJ	2,354	19
Electric - 2.80%			UPM-Kymmene OYJ	2,198	37
AusNet Services	6,649	7			$83
Chubu Electric Power Co Inc	2,100	28
E.ON SE	354	3	Gas - 1.43%
			National Grid PLC	4,507	60
EDP - Energias de Portugal SA	7,849	24	Osaka Gas Co Ltd	5,000	19
Endesa SA	1,962	35
Enel SpA	3,244	13	Snam SpA	5,482	30
			Toho Gas Co Ltd	3,000	21
Engie SA	647	10	Tokyo Gas Co Ltd	5,000	23
Iberdrola SA	9,396	61
RWE AG	1,840	21			$153
SSE PLC	2,215	43	Hand & Machine Tools - 0.48%
Terna Rete Elettrica Nazionale SpA	5,171	27	Schindler Holding AG	142	24
Tohoku Electric Power Co Inc	100	1	Schindler Holding AG	163	27
Tokyo Electric Power Co Inc (a)	5,200	26			$51
		$299
			Healthcare - Products - 0.14%
Electrical Components & Equipment - 0.65%			Essilor International SA	56	7
Brother Industries Ltd	2,100	23	Sonova Holding AG	9	1
Legrand SA	205	10	William Demant Holding A/S (a)	84	7
OSRAM Licht AG	23	1			$15
Prysmian SpA	1,165	24
Schneider Electric SE	183	11	Healthcare - Services - 0.93%
		$69	Fresenius Medical Care AG & Co KGaA	378	32
			Fresenius SE & Co KGaA	939	62

See accompanying notes

Schedule of Investments
SystematEx International Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Iron & Steel (continued)
Miraca Holdings Inc	100	$4	Nippon Steel & Sumitomo Metal Corp	1,800	$31
Sonic Healthcare Ltd	81	1			$53
		$99
			Leisure Products & Services - 0.18%
Holding Companies - Diversified - 0.60%			Carnival PLC	376	19
NWS Holdings Ltd	15,588	22
Swire Pacific Ltd	1,500	15
Wharf Holdings Ltd/The	5,412	27	Lodging - 0.02%
		$64	City Developments Ltd	400	2

Home Builders - 1.77%			Machinery - Construction & Mining - 0.64%
Barratt Developments PLC	4,431	36	ABB Ltd (a)	1,100	20
Daiwa House Industry Co Ltd	1,300	35	Atlas Copco AB - A Shares	162	4
Iida Group Holdings Co Ltd	1,300	24	Hitachi Ltd	1,000	4
Persimmon PLC (a)	1,320	40
			Mitsubishi Electric Corp	4,000	40
Sekisui Chemical Co Ltd	1,400	15			$68
Sekisui House Ltd	100	2
Taylor Wimpey PLC	14,272	37	Machinery - Diversified - 0.76%
		$189	ANDRITZ AG	297	14
			FANUC Corp	100	15
Home Furnishings - 0.50%			Kone OYJ	742	33
Panasonic Corp	4,500	38	Sumitomo Heavy Industries Ltd	3,000	12
Sony Corp	700	15	Zardoya Otis SA	621	7
		$53			$81
Insurance - 8.50%			Media - 0.86%
Admiral Group PLC	1,398	34	ITV PLC	8,824	30
Ageas	703	26	Numericable-SFR SA	35	1
AIA Group Ltd	7,545	38	ProSiebenSat.1 Media SE	599	31
Allianz SE	614	91	RTL Group SA	7	—
Assicurazioni Generali SpA	1,583	22	Sky PLC	806	12
Aviva PLC	1,175	7	Vivendi SA	494	10
AXA SA	3,273	72	Wolters Kluwer NV	207	8
Baloise Holding AG	9	1			$92
Challenger Ltd/Australia	4,228	23
Dai-ichi Life Insurance Co Ltd/The	2,700	33	Metal Fabrication & Hardware - 0.67%
Direct Line Insurance Group PLC	6,888	37	Assa Abloy AB	1,371	26
Gjensidige Forsikring ASA	174	3	NSK Ltd	2,600	24
Hannover Rueck SE	344	35	Tenaris SA	1,992	22
Legal & General Group PLC	7,837	25			$72
Medibank Pvt Ltd	641	1
MS&AD Insurance Group Holdings Inc	1,200	33	Mining - 0.57%
Muenchener Rueckversicherungs-Gesellschaft	286	56	BHP Billiton Ltd	1,387	16
AG in Muenchen			BHP Billiton PLC	408	4
NN Group NV	1,157	36	Boliden AB	1,225	18
Old Mutual PLC	357	1	Mitsubishi Materials Corp	3,000	9
Prudential PLC	1,793	31	Rio Tinto PLC	539	14
QBE Insurance Group Ltd	227	2			$61
RSA Insurance Group PLC	166	1	Miscellaneous Manufacturers - 0.95%
Sampo Oyj	987	44	Alfa Laval AB	154	2
SCOR SE	986	34	FUJIFILM Holdings Corp	900	34
Sompo Japan Nipponkoa Holdings Inc	1,400	40	Nikon Corp	1,100	17
Suncorp Group Ltd	127	1	Siemens AG	516	48
Swiss Life Holding AG (a)	111	27			$101
Swiss Re AG	697	62
T&D Holdings Inc	3,000	30	Office & Business Equipment - 0.23%
Tokio Marine Holdings Inc	1,100	38	Canon Inc	900	25
UnipolSai SpA	5,288	11
Zurich Insurance Group AG (a)	64	13
			Oil & Gas - 5.95%
		$908	BP PLC	19,953	97
Internet - 0.28%			Caltex Australia Ltd	1,430	37
Mixi Inc	600	20	Eni SpA	3,221	45
United Internet AG	211	10	Galp Energia SGPS SA	1,998	22
		$30	Idemitsu Kosan Co Ltd	500	7
			JX Holdings Inc	6,900	27
Investment Companies - 0.67%			Neste Oyj	1,086	34
Eurazeo SA	379	22	OMV AG	656	17
EXOR SpA	28	1	Royal Dutch Shell PLC - A Shares	6,172	141
Groupe Bruxelles Lambert SA	339	26	Royal Dutch Shell PLC - B Shares	2,452	56
Investor AB	692	23	Statoil ASA	168	2
		$72	TonenGeneral Sekiyu KK	1,000	8
			TOTAL SA	2,506	112
Iron & Steel - 0.50%			Woodside Petroleum Ltd	1,702	31
JFE Holdings Inc	1,100	13
Kobe Steel Ltd	11,000	9			$636

See accompanying notes

Schedule of Investments
SystematEx International Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas Services - 0.09%			Semiconductors - 0.12%
Technip SA	196	$10	ARM Holdings PLC	190	$3
			ASML Holding NV	81	7
			Infineon Technologies AG	252	3
Packaging & Containers - 0.41%
Amcor Ltd/Australia	3,309	33			$13
Rexam PLC	1,250	11	Shipbuilding - 0.22%
		$44	Yangzijiang Shipbuilding Holdings Ltd	37,100	24

Pharmaceuticals - 10.04%
Actelion Ltd (a)	317	44	Software - 0.73%
Alfresa Holdings Corp	1,200	22	Amadeus IT Holding SA	28	1
Astellas Pharma Inc	1,100	16	Konami Holdings Corp	900	22
AstraZeneca PLC	939	53	SAP SE	728	55
Bayer AG	647	67			$78
Daiichi Sankyo Co Ltd	500	10
Galenica AG	18	27	Telecommunications - 6.05%
GlaxoSmithKline PLC	3,754	73	Bezeq The Israeli Telecommunication Corp	6,869	15
Hisamitsu Pharmaceutical Co Inc	100	4	Ltd
Medipal Holdings Corp	1,400	22	BT Group PLC	7,375	50
Merck KGaA	222	19	Deutsche Telekom AG	2,146	36
Novartis AG	2,266	161	Elisa OYJ	952	34
Novo Nordisk A/S	1,482	76	KDDI Corp	2,300	59
Otsuka Holdings Co Ltd	900	32	Koninklijke KPN NV	5,764	21
Roche Holding AG	689	177	NICE-Systems Ltd	228	14
Sanofi	1,288	102	Nippon Telegraph & Telephone Corp	1,400	59
Shire PLC	992	52	Nokia OYJ	2,345	14
Suzuken Co Ltd/Aichi Japan	700	23	NTT DOCOMO Inc	2,100	49
Takeda Pharmaceutical Co Ltd	300	14	Orange SA	3,469	60
Teva Pharmaceutical Industries Ltd	1,396	78	PCCW Ltd	36,000	23
		$1,072	Proximus SADP	33	1
			SoftBank Group Corp	500	24
Private Equity - 0.13%			Spark New Zealand Ltd	453	1
3i Group PLC	2,274	14	TDC A/S	2,582	11
			Tele2 AB	821	7
			Telefonaktiebolaget LM Ericsson	979	9
Real Estate - 2.59%			Telefonica SA	2,086	21
Cheung Kong Property Holdings Ltd	2,499	13
Deutsche Wohnen AG	1,483	39	Telenor ASA	1,449	22
Hang Lung Properties Ltd	7,000	12	TeliaSonera AB	6,660	30
			Telstra Corp Ltd	7,763	29
Hysan Development Co Ltd	3,000	12	TPG Telecom Ltd	173	1
Kerry Properties Ltd	10,000	23
Mitsubishi Estate Co Ltd	1,000	19	Vodafone Group PLC	18,441	56
New World Development Co Ltd	30,718	26			$646
Nomura Real Estate Holdings Inc	1,300	23	Toys, Games & Hobbies - 0.23%
Sino Land Co Ltd	18,394	26	Bandai Namco Holdings Inc	500	10
Sun Hung Kai Properties Ltd	2,000	22	Nintendo Co Ltd	100	14
Swire Properties Ltd	400	1			$24
Swiss Prime Site AG (a)	286	24
Vonovia SE	36	1	Transportation - 1.32%
Wheelock & Co Ltd	9,230	36	Central Japan Railway Co	100	18
		$277	Deutsche Post AG	448	10
			DSV A/S	881	36
REITS - 0.94%			East Japan Railway Co	100	9
British Land Co PLC/The	2,088	19	Kuehne + Nagel International AG	199	26
Dexus Property Group	193	1	Nippon Yusen KK	4,000	7
Land Securities Group PLC	1,509	21	Royal Mail PLC	5,536	35
Scentre Group	4,600	14			$141
Segro PLC	4,185	24
Stockland	372	1	Water- 0.23%
Unibail-Rodamco SE	79	20	Veolia Environnement SA	1,082	24
		$100
			TOTAL COMMON STOCKS		$10,604
Retail - 2.32%			INVESTMENT COMPANIES - 0.00%	Shares Held	Value(000	's)
Aeon Co Ltd	500	7
Cie Financiere Richemont SA	307	19	Publicly Traded Investment Fund - 0.00%
Citizen Holdings Co Ltd	1,000	5	Morgan Stanley Institutional Liquidity Funds -	282	—
CK Hutchison Holdings Ltd	1,500	18	Government Portfolio
Dixons Carphone PLC	5,577	34
Hennes & Mauritz AB	276	9	TOTAL INVESTMENT COMPANIES		$—
Industria de Diseno Textil SA	1,447	45	PREFERRED STOCKS - 0.36%	Shares Held	Value(000	's)
Kingfisher PLC	1,650	8
			Chemicals - 0.31%
Luxottica Group SpA	315	18	FUCHS PETROLUB SE	796	33
Marks & Spencer Group PLC	2,801	16
Next PLC	259	24
Pandora A/S	354	45
		$248
See accompanying notes			178

		Schedule of Investments
	SystematEx International Fund
		February 29, 2016 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)
Consumer Products - 0.05%
Henkel AG & Co KGaA	60	$6

TOTAL PREFERRED STOCKS		$39
Total Investments		$10,643
Other Assets in Excess of Liabilities, Net - 0.36%		$38
TOTAL NET ASSETS - 100.00%		$10,681

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $36 or 0.34% of net assets.

Portfolio Summary (unaudited)

Country	Percent
Japan	21.63%
United Kingdom	16.85%
Switzerland	10.70%
Germany	9.92%
France	8.94%
Australia	4.75%
Hong Kong	4.09%
Netherlands	3.78%
Sweden	2.54%
Denmark	2.52%
Spain	2.32%
Italy	2.16%
Finland	2.10%
Belgium	1.74%
Ireland	1.46%
Israel	1.00%
Singapore	0.75%
Portugal	0.66%
Norway	0.58%
Austria	0.29%
South Africa	0.25%
China	0.22%
Luxembourg	0.21%
United States	0.17%
New Zealand	0.01%
Other Assets in Excess of Liabilities, Net	0.36%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
February 29, 2016 (unaudited)

COMMON STOCKS - 99.61%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.49%			Computers - 2.75%
General Dynamics Corp	334	$46	Amdocs Ltd	544	$31
Harris Corp	267	21	Brocade Communications Systems Inc	2,296	23
L-3 Communications Holdings Inc	118	14	EMC Corp/MA	1,494	39
Lockheed Martin Corp	135	29	Hewlett Packard Enterprise Co	1,136	15
Northrop Grumman Corp	199	38	HP Inc	281	3
Raytheon Co	426	53	International Business Machines Corp	324	42
Spirit AeroSystems Holdings Inc (a)	374	17	Leidos Holdings Inc	390	17
United Technologies Corp	435	42	NetApp Inc	320	8
		$260	Synopsys Inc (a)	347	15
			Western Digital Corp	270	12
Agriculture - 0.83%					$205
Altria Group Inc	311	19
Archer-Daniels-Midland Co	23	1	Consumer Products - 0.22%
Philip Morris International Inc	465	42	Avery Dennison Corp	12	1
		$62	Clorox Co/The	124	15
					$16
Airlines - 0.34%
JetBlue Airways Corp (a)	1,160	25	Cosmetics & Personal Care - 2.28%
			Colgate-Palmolive Co	15	1
			Procter & Gamble Co/The	2,107	169
Automobile Manufacturers - 0.69%					$170
Ford Motor Co	2,262	29
General Motors Co	755	22	Distribution & Wholesale - 0.79%
		$51	Genuine Parts Co	285	26
			Ingram Micro Inc	918	33
Automobile Parts & Equipment - 0.71%					$59
Allison Transmission Holdings Inc	31	1
Goodyear Tire & Rubber Co/The	823	25	Diversified Financial Services - 1.10%
Johnson Controls Inc	122	4	American Express Co	283	16
Lear Corp	225	23	BlackRock Inc	38	12
		$53	CME Group Inc/IL	122	11
			Discover Financial Services	206	9
Banks - 11.92%			FNF Group	23	1
Bank of America Corp	8,965	112	Intercontinental Exchange Inc	3	1
Bank of Hawaii Corp	12	1	Nasdaq Inc	506	32
Bank of New York Mellon Corp/The	548	19	Synchrony Financial (a)	26	—
BB&T Corp	25	1			$82
Capital One Financial Corp	277	18
CIT Group Inc	11	—	Electric - 4.44%
Citigroup Inc	2,527	98	Ameren Corp	534	25
East West Bancorp Inc	575	17	American Electric Power Co Inc	649	40
Fifth Third Bancorp	1,395	21	Consolidated Edison Inc	607	42
First Republic Bank/CA	11	1	Dominion Resources Inc/VA	132	9
Goldman Sachs Group Inc/The	289	43	DTE Energy Co	428	36
Huntington Bancshares Inc/OH	70	1	Duke Energy Corp	267	20
JPMorgan Chase & Co	3,595	202	Eversource Energy	11	1
Morgan Stanley	586	15	Exelon Corp	1,242	39
PacWest Bancorp	694	22	FirstEnergy Corp	22	1
PNC Financial Services Group Inc/The	498	41	Hawaiian Electric Industries Inc	28	1
Regions Financial Corp	2,330	18	NextEra Energy Inc	167	19
State Street Corp	158	9	PG&E Corp	169	10
SunTrust Banks Inc	994	33	PPL Corp	22	1
Synovus Financial Corp	483	13	Public Service Enterprise Group Inc	763	32
US Bancorp	1,068	41	Southern Co/The	269	13
Wells Fargo & Co	3,449	162	Xcel Energy Inc	1,061	42
		$888			$331

Building Materials - 0.20%			Electronics - 1.11%
Owens Corning	344	15	Arrow Electronics Inc (a)	401	23
			Avnet Inc	675	28
			Corning Inc	42	1
Chemicals - 2.03%			Gentex Corp	350	5
Cabot Corp	434	19	Jabil Circuit Inc	1,251	26
Celanese Corp	237	14	Keysight Technologies Inc (a)	24	—
Dow Chemical Co/The	1,284	63
Eastman Chemical Co	456	29			$83
EI du Pont de Nemours & Co	56	3	Energy - Alternate Sources - 0.44%
Westlake Chemical Corp	520	23	First Solar Inc (a)	456	33
		$151

Commercial Services - 0.47%			Engineering & Construction - 0.18%
Aaron's Inc	339	8	Chicago Bridge & Iron Co NV ADR	308	10
KAR Auction Services Inc	19	—	Jacobs Engineering Group Inc (a)	18	1
ManpowerGroup Inc	349	27	KBR Inc	111	2
		$35			$13

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Environmental Control - 0.28%			Insurance (continued)
Waste Management Inc	380	$21	Cincinnati Financial Corp	338	$21
			Everest Re Group Ltd	161	30
			Hanover Insurance Group Inc/The	251	21
Food - 1.20%
ConAgra Foods Inc	12	—	Hartford Financial Services Group Inc/The	846	36
			Lincoln National Corp	194	7
Ingredion Inc	262	27	Markel Corp (a)	33	28
JM Smucker Co/The	205	26
Mondelez International Inc	792	32	MetLife Inc	331	13
Pilgrim's Pride Corp (a)	40	1	Old Republic International Corp	1,471	26
Pinnacle Foods Inc	17	1	PartnerRe Ltd	193	27
			ProAssurance Corp	117	6
Tyson Foods Inc	15	1	Progressive Corp/The	1,216	39
Whole Foods Market Inc	25	1	Prudential Financial Inc	466	31
		$89	Reinsurance Group of America Inc	175	16
Forest Products & Paper - 0.31%			StanCorp Financial Group Inc	131	15
Domtar Corp	20	1	Travelers Cos Inc/The	463	50
International Paper Co	632	22	Unum Group	454	13
		$23	Validus Holdings Ltd	563	25
			Willis Towers Watson PLC	6	1
Gas - 0.69%			XL Group PLC	21	1
Atmos Energy Corp	461	32			$843
CenterPoint Energy Inc	47	1
NiSource Inc	37	1	Internet - 0.01%
Sempra Energy	10	1	Yahoo! Inc (a)	22	1
UGI Corp	26	1
Vectren Corp	328	15	Iron & Steel - 0.73%
		$51	Nucor Corp	628	24
Hand & Machine Tools - 0.43%			Reliance Steel & Aluminum Co	472	29
Stanley Black &Decker Inc	339	32	Steel Dynamics Inc	45	1
					$54

Healthcare - Products - 2.03%			Leisure Products & Services - 0.40%
Abbott Laboratories	705	27	Carnival Corp	613	29
Boston Scientific Corp (a)	45	1	Royal Caribbean Cruises Ltd	9	1
Danaher Corp	177	16			$30
DENTSPLY International Inc	152	9
Hill-Rom Holdings Inc	17	1	Machinery - Construction & Mining - 0.16%
Medtronic PLC	897	69	Caterpillar Inc	180	12
St Jude Medical Inc	13	1
Stryker Corp	8	1	Machinery - Diversified - 0.36%
Thermo Fisher Scientific Inc	146	19	BWX Technologies Inc	832	27
VWR Corp (a)	295	7
		$151
			Media - 2.00%
Healthcare - Services - 2.95%			Comcast Corp - Class A	644	37
Aetna Inc	429	46	Discovery Communications Inc - C Shares (a)	432	11
Anthem Inc	339	44	John Wiley & Sons Inc	556	24
Community Health Systems Inc (a)	33	—	Liberty Media Corp - C Shares (a)	808	28
HCA Holdings Inc (a)	504	35	Time Warner Inc	512	34
Health Net Inc/CA (a)	383	24	Twenty-First Century Fox Inc - B Shares	552	15
Laboratory Corp of America Holdings (a)	6	1			$149
LifePoint Health Inc (a)	176	11
MEDNAX Inc (a)	9	1	Miscellaneous Manufacturers - 3.03%
			AptarGroup Inc	10	1
Quest Diagnostics Inc	11	1	Carlisle Cos Inc	126	11
UnitedHealth Group Inc	237	28
Universal Health Services Inc	261	29	Eaton Corp PLC	15	1
			General Electric Co	7,303	213
		$220			$226
Housewares - 0.01%
Newell Rubbermaid Inc	18	—	Oil & Gas - 9.76%
Scotts Miracle-Gro Co/The	12	1	Anadarko Petroleum Corp	13	—
			California Resources Corp	35	—
		$1	Chevron Corp	1,728	144
Insurance - 11.32%			ConocoPhillips	590	20
Aflac Inc	206	12	CVR Energy Inc	598	14
Alleghany Corp (a)	28	13	Devon Energy Corp	38	1
Allstate Corp/The	261	16	Ensco PLC	46	—
American Financial Group Inc/OH	382	26	EOG Resources Inc	116	8
American International Group Inc	670	34	EP Energy Corp (a)	1,085	2
AmTrust Financial Services Inc	420	10	Exxon Mobil Corp	3,627	291
Arch Capital Group Ltd (a)	257	17	HollyFrontier Corp	457	15
Aspen Insurance Holdings Ltd	530	24	Marathon Petroleum Corp	950	33
Assurant Inc	200	14	Nabors Industries Ltd	156	1
Assured Guaranty Ltd	30	1	Noble Corp plc	3,591	30
Berkshire Hathaway Inc - Class B (a)	1,619	217	Occidental Petroleum Corp	377	26
Chubb Ltd	462	53	Patterson-UTI Energy Inc	79	1

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas (continued)			REITS (continued)
PBF Energy Inc	26	$1	Welltower Inc	6	$—
Phillips 66	762	61			$297
Rowan Cos Plc	48	1
Tesoro Corp	364	29	Retail - 4.32%
Valero Energy Corp	817	49	Best Buy Co Inc	27	1
		$727	CVS Health Corp	213	21
			Darden Restaurants Inc	223	14
Oil & Gas Services - 3.44%			Dick's Sporting Goods Inc	14	—
Baker Hughes Inc	58	2	Foot Locker Inc	12	1
Cameron International Corp (a)	524	34	GameStop Corp	25	1
Dril-Quip Inc (a)	433	23	Nu Skin Enterprises Inc	307	9
FMC Technologies Inc (a)	402	10	Penske Automotive Group Inc	446	17
Frank's International NV	1,639	23	Target Corp	786	62
Halliburton Co	914	30	Walgreens Boots Alliance Inc	724	57
National Oilwell Varco Inc	711	21	Wal-Mart Stores Inc	1,642	109
Oceaneering International Inc	618	17	World Fuel Services Corp	642	30
RPC Inc	83	1			$322
Schlumberger Ltd	1,239	89
Superior Energy Services Inc	89	1	Savings & Loans - 0.01%
Targa Resources Corp	178	5	New York Community Bancorp Inc	48	1
		$256	People's United Financial Inc	48	—
					$1
Packaging & Containers - 0.90%
Bemis Co Inc	17	1	Semiconductors - 2.90%
Crown Holdings Inc (a)	61	3	Analog Devices Inc	14	1
Graphic Packaging Holding Co	1,953	24	Broadcom Ltd	16	2
Sonoco Products Co	361	15	Intel Corp	4,185	124
WestRock Co	709	24	Lam Research Corp	39	3
		$67	Maxim Integrated Products Inc	20	1
			NVIDIA Corp	1,231	38
Pharmaceuticals - 7.61%			QUALCOMM Inc	626	32
Allergan plc (a)	114	33	Teradyne Inc	796	15
Cardinal Health Inc	294	24			$216
Express Scripts Holding Co (a)	378	27
Herbalife Ltd (a)	14	1	Software - 2.70%
Johnson & Johnson	2,150	226	Activision Blizzard Inc	20	—
			ANSYS Inc (a)	12	1
Merck & Co Inc	1,652	83
Pfizer Inc	5,285	157	CA Inc	381	11
Quintiles Transnational Holdings Inc (a)	101	6	Microsoft Corp	3,317	169
VCA Inc (a)	207	10	Oracle Corp	515	19
		$567	SS&C Technologies Holdings Inc	12	1
					$201
Pipelines - 0.07%
Kinder Morgan Inc/DE	48	1	Telecommunications - 3.96%
ONEOK Inc	27	1	AT&T Inc	3,629	134
Spectra Energy Corp	114	3	Cisco Systems Inc	5,014	131
		$5	Juniper Networks Inc	1,065	27
			Verizon Communications Inc	61	3
Real Estate - 0.01%					$295
Jones Lang LaSalle Inc	7	1
			Textiles - 0.01%
			Mohawk Industries Inc (a)	4	1
REITS - 3.99%
Apartment Investment & Management Co	20	1
AvalonBay Communities Inc	238	41	Toys, Games & Hobbies - 0.01%
Boston Properties Inc	42	5	Hasbro Inc	9	1
Duke Realty Corp	55	1
Equity Residential	490	36	Transportation - 0.01%
Essex Property Trust Inc	4	1	FedEx Corp	5	—
Forest City Realty Trust Inc	37	1	Norfolk Southern Corp	10	1
General Growth Properties Inc	1,023	28			$1
Kilroy Realty Corp	13	1
Kimco Realty Corp	62	2	Trucking & Leasing - 0.01%
LibertyPropertyTrust	235	7	AMERCO	2	1
Macerich Co/The	10	1
Mid-America Apartment Communities Inc	196	18	TOTAL COMMON STOCKS		$7,421
Post Properties Inc	328	18	INVESTMENT COMPANIES - 0.01%	Shares Held	Value(000	's)
Prologis Inc	503	19	Publicly Traded Investment Fund - 0.01%
Public Storage	97	24	Morgan Stanley Institutional Liquidity Funds -	1,175	1
Regency Centers Corp	133	9	Government Portfolio
Taubman Centers Inc	9	1
Two Harbors Investment Corp	132	1	TOTAL INVESTMENT COMPANIES		$1
UDR Inc	774	26
Vornado Realty Trust	390	34	Total Investments		$7,422
Weingarten Realty Investors	631	22	Other Assets in Excess of Liabilities, Net - 0.38%		$28
			TOTAL NET ASSETS - 100.00%		$7,450

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
February 29, 2016 (unaudited)

(a) Non-Income Producing Security

Portfolio Summary (unaudited)

Sector	Percent
Financial	28.36%
Consumer, Non-cyclical	17.59%
Energy	13.69%
Industrial	10.16%
Technology	8.36%
Consumer, Cyclical	7.28%
Communications	5.97%
Utilities	5.12%
Basic Materials	3.07%
Exchange Traded Funds	0.02%
Other Assets in Excess of Liabilities, Net	0.38%
TOTAL NET ASSETS	100.00%

See accompanying notes

Glossary to the Schedule of Investments
February 29, 2016 (unaudited)

Currency Abbreviations AUD BRL CAD CHF CLP CNY COP CZK DKK EUR GBP HKD HUF IDR ILS INR JPY KRW MXN MYR NOK NZD PHP PLN SEK SGD TRY TWD USD/$ ZAR

Australian Dollar

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Renminbi

Colombian Peso

Czech Koruna

Danish Krone

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Israeli New Shekel

Indian Rupee

Japanese Yen

South Korean Won

Mexican Peso

Malaysian Ringgit

Norwegian Krone

New Zealand Dollar

Philippine Peso

Polish Zloty

Swedish Krona

Singapore Dollar

Turkish Lira

New Taiwan Dollar

United States Dollar

South African Rand

See accompanying notes

(This page intentionally left blank)

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
BLUE CHIP FUND
Institutional shares
2016	(b)	$15.63	$0.03	($0.60)	($0.57)	($0.07)	($0.31)	($0.38)	$14.68
2015		15.14	0.10	0.86	0.96	(0.09)	(0.38)	(0.47)	15.63
2014		12.44	0.12	2.62	2.74	(0.04)	–	(0.04)	15.14
2013		10.64	0.18	1.69	1.87	(0.06)	(0.01)	(0.07)	12.44
2012	(f)	10.00	0.02	0.62	0.64	–	–	–	10.64

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

(3.81	)%(c)	$1,143,862	0.69	%(d)	0.69%(d),(e)		0.33	%(d)	57.9	%(d)
6.46		1,226,210	0.71		0.71	(e)	0.61		26.2
22.07		421,601	0.72		0.72	(e)	0.85		34.4
17.74		179,732	0.75		0.95	(e)	1.46		1.3
6.40	(c)	5,321	0.75	(d)	4.83 (d)	,(e)	0.87	(d)	7.3	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 29, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from June 14, 2012, date operations commenced, through August 31, 2012.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
BOND MARKET INDEX FUND
Class J shares
2016	(b)	$10.82	$0.07	$0.12	$0.19	($0.17)	($0.01)	($0.18)	$10.83
2015		10.94	0.12	(0.06)	0.06	(0.16)	(0.02)	(0.18)	10.82
2014		10.63	0.14	0.36	0.50	(0.19)	–	(0.19)	10.94
2013		11.17	0.11	(0.47)	(0.36)	(0.17)	(0.01)	(0.18)	10.63
2012		10.86	0.16	0.36	0.52	(0.21)	–	(0.21)	11.17
2011		10.65	0.21	0.16	0.37	(0.14)	(0.02)	(0.16)	10.86
Institutional shares
2016	(b)	11.02	0.10	0.11	0.21	(0.21)	(0.01)	(0.22)	11.01
2015		11.01	0.17	0.08	0.25	(0.22)	(0.02)	(0.24)	11.02
2014		10.71	0.20	0.35	0.55	(0.25)	–	(0.25)	11.01
2013		11.27	0.17	(0.48)	(0.31)	(0.24)	(0.01)	(0.25)	10.71
2012		10.95	0.23	0.36	0.59	(0.27)	–	(0.27)	11.27
2011		10.71	0.28	0.17	0.45	(0.19)	(0.02)	(0.21)	10.95
R-1 shares
2016	(b)	10.80	0.05	0.11	0.16	(0.12)	(0.01)	(0.13)	10.83
2015		10.93	0.08	(0.05)	0.03	(0.14)	(0.02)	(0.16)	10.80
2014		10.60	0.11	0.35	0.46	(0.13)	–	(0.13)	10.93
2013		11.15	0.07	(0.47)	(0.40)	(0.14)	(0.01)	(0.15)	10.60
2012		10.85	0.13	0.36	0.49	(0.19)	–	(0.19)	11.15
2011		10.65	0.18	0.17	0.35	(0.13)	(0.02)	(0.15)	10.85
R-2 shares
2016	(b)	10.80	0.06	0.10	0.16	(0.11)	(0.01)	(0.12)	10.84
2015		10.92	0.09	(0.06)	0.03	(0.13)	(0.02)	(0.15)	10.80
2014		10.61	0.12	0.36	0.48	(0.17)	–	(0.17)	10.92
2013		11.16	0.09	(0.47)	(0.38)	(0.16)	(0.01)	(0.17)	10.61
2012		10.86	0.15	0.35	0.50	(0.20)	–	(0.20)	11.16
2011		10.66	0.20	0.17	0.37	(0.15)	(0.02)	(0.17)	10.86
R-3 shares
2016	(b)	10.79	0.07	0.11	0.18	(0.15)	(0.01)	(0.16)	10.81
2015		10.92	0.11	(0.06)	0.05	(0.16)	(0.02)	(0.18)	10.79
2014		10.61	0.14	0.36	0.50	(0.19)	–	(0.19)	10.92
2013		11.19	0.11	(0.49)	(0.38)	(0.19)	(0.01)	(0.20)	10.61
2012		10.89	0.16	0.36	0.52	(0.22)	–	(0.22)	11.19
2011		10.67	0.22	0.17	0.39	(0.15)	(0.02)	(0.17)	10.89
R-4 shares
2016	(b)	10.84	0.08	0.11	0.19	(0.19)	(0.01)	(0.20)	10.83
2015		10.95	0.14	(0.06)	0.08	(0.17)	(0.02)	(0.19)	10.84
2014		10.65	0.16	0.35	0.51	(0.21)	–	(0.21)	10.95
2013		11.21	0.13	(0.48)	(0.35)	(0.20)	(0.01)	(0.21)	10.65
2012		10.90	0.19	0.36	0.55	(0.24)	–	(0.24)	11.21
2011		10.68	0.24	0.17	0.41	(0.17)	(0.02)	(0.19)	10.90
R-5 shares
2016	(b)	10.85	0.08	0.13	0.21	(0.18)	(0.01)	(0.19)	10.87
2015		10.97	0.15	(0.07)	0.08	(0.18)	(0.02)	(0.20)	10.85
2014		10.66	0.17	0.36	0.53	(0.22)	–	(0.22)	10.97
2013		11.23	0.14	(0.48)	(0.34)	(0.22)	(0.01)	(0.23)	10.66
2012		10.92	0.20	0.36	0.56	(0.25)	–	(0.25)	11.23
2011		10.69	0.25	0.17	0.42	(0.17)	(0.02)	(0.19)	10.92

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

1.78%(c),(d)		$31,141	0.66%	(e)	0.76%(e),(f)		1.38%	(e)	153.3%	(e)
0.60	(d)	25,430	0.71		0.78	(f)	1.13		319.5
4.76	(d)	25,535	0.79		0.87	(f)	1.34		162.0
(3.34)	(d)	25,256	0.77		0.97	(f)	1.04		131.7
4.84	(d)	31,642	0.89		1.07	(f)	1.47		144.0
3.56	(d)	30,271	0.87		1.01	(f)	2.00		84.6

2.00	(c)	1,163,909	0.23	(e)	0.26 (e)	,(g)	1.82	(e)	153.3	(e)
2.26	(h)	1,154,916	0.23		0.26	(g)	1.55		319.5
5.25		922,012	0.26		0.26	(g)	1.88		162.0
(2.88)		1,462,194	0.26		0.26	(g)	1.54		131.7
5.50		1,553,862	0.26		0.26	(g)	2.06		144.0
4.30		965,143	0.27		0.27	(g)	2.60		84.6

1.51	(c)	1,522	1.11	(e)	1.14 (e)	,(g)	0.94	(e)	153.3	(e)
0.25		1,436	1.11		1.15	(g)	0.73		319.5
4.38		1,290	1.14		1.14	(g)	1.00		162.0
(3.68)		1,513	1.14		1.14	(g)	0.68		131.7
4.57		2,253	1.14		1.14	(g)	1.20		144.0
3.31		1,538	1.14		1.14	(g)	1.73		84.6

1.57	(c)	2,959	0.98	(e)	1.01 (e)	,(g)	1.06	(e)	153.3	(e)
0.32		3,334	0.98		1.02	(g)	0.85		319.5
4.55		4,006	1.01		1.01	(g)	1.13		162.0
(3.54)		3,985	1.01		1.01	(g)	0.81		131.7
4.67		4,794	1.01		1.01	(g)	1.33		144.0
3.50		3,469	1.01		1.01	(g)	1.86		84.6

1.70	(c)	14,455	0.80	(e)	0.83 (e)	,(g)	1.25	(e)	153.3	(e)
0.47		14,851	0.80		0.84	(g)	1.04		319.5
4.81		13,786	0.83		0.83	(g)	1.31		162.0
(3.48)		11,485	0.83		0.83	(g)	0.98		131.7
4.87		10,082	0.83		0.83	(g)	1.50		144.0
3.74		5,716	0.83		0.83	(g)	2.04		84.6

1.81	(c)	34,785	0.61	(e)	0.64 (e)	,(g)	1.44	(e)	153.3	(e)
0.79		24,500	0.61		0.65	(g)	1.25		319.5
4.87		7,649	0.64		0.64	(g)	1.50		162.0
(3.23)		7,137	0.64		0.64	(g)	1.17		131.7
5.16		6,175	0.64		0.64	(g)	1.74		144.0
3.90		5,894	0.64		0.64	(g)	2.23		84.6

1.87 (c)	,(i)	27,037	0.49	(e)	0.52 (e)	,(g)	1.56	(e)	153.3	(e)
0.87	(i)	28,385	0.49		0.53	(g)	1.34		319.5
5.05		56,079	0.52		0.52	(g)	1.62		162.0
(3.16)		25,057	0.52		0.52	(g)	1.29		131.7
5.25		21,032	0.52		0.52	(g)	1.80		144.0
4.05		11,004	0.52		0.52	(g)	2.35		84.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 29, 2016.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Excludes expense reimbursement from Manager.
(h)	During 2014, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(i)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
CREDIT OPPORTUNITIES EXPLORER FUND
Institutional shares
2016	(b)	$9.37	$0.19	($0.54)	($0.35)	($0.19)	$–	($0.19)	$8.83
2015	(f)	10.00	0.39	(0.65)	(0.26)	(0.37)	–	(0.37)	9.37
DIVERSIFIED REAL ASSET FUND
Institutional shares
2016	(b)	11.25	0.08	(1.18)	(1.10)	(0.10)	–	(0.10)	10.05
2015		13.21	0.19	(1.89)	(1.70)	(0.13)	(0.13)	(0.26)	11.25
2014		11.81	0.22	1.45	1.67	(0.16)	(0.11)	(0.27)	13.21
2013		11.99	0.20	0.07	0.27	(0.15)	(0.30)	(0.45)	11.81
2012		11.87	0.14	0.30	0.44	(0.04)	(0.28)	(0.32)	11.99
2011		10.14	0.15	1.64	1.79	(0.04)	(0.02)	(0.06)	11.87
R-6 shares
2016	(b)	11.25	0.08	(1.17)	(1.09)	(0.11)	–	(0.11)	10.05
2015	(g)	12.07	0.17	(0.99)	(0.82)	–	–	–	11.25
DYNAMIC HIGH YIELD EXPLORER FUND
Institutional shares
2016	(b)	9.41	0.23	(0.86)	(0.63)	(0.26)	–	(0.26)	8.52
2015	(f)	10.00	0.43	(0.60)	(0.17)	(0.42)	–	(0.42)	9.41
EDGE MIDCAP FUND
Institutional shares
2016	(h)	10.00	0.05	0.14	0.19	(0.03)	(0.01)	(0.04)	10.15

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

(3.77)%	(c)	$8,833	0.70%	(d)	1.13%(d),(e)		4.25%	(d)	247.0%	(d)
(2.64)	(c)	9,368	0.70	(d)	1.06 (d)	,(e)	4.12	(d)	406.0	(d)

(9.78)	(c)	3,181,900	0.86	(d)	0.86 (d)	,(e)	1.62	(d)	67.3	(d)
(12.98)		3,141,543	0.87		–		1.53		66.4
14.35		2,485,224	0.86		–		1.74		67.3
2.31		1,438,209	0.87		0.87	(e)	1.65		78.7
3.93		974,865	0.87		0.87	(e)	1.23		107.3
17.74		553,852	0.87		0.87	(e)	1.31		59.7

(9.75)	(c)	8,150	0.88	(d)	1.57 (d)	,(e)	1.66	(d)	67.3	(d)
(6.79)	(c)	810	0.88	(d)	25.58 (d)	,(e)	2.21	(d)	66.4	(d)

(6.84)	(c)	6,405	0.75	(d)	1.42 (d)	,(e)	5.11	(d)	89.0	(d)
(1.72)	(c)	7,070	0.75	(d)	1.34 (d)	,(e)	4.58	(d)	94.0	(d)

1.91	(c)	158,842	0.80	(d)	0.80 (d)	,(e)	1.09	(d)	12.4	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 29, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from September 10, 2014, date operations commenced, through August 31, 2015.
(g)	Period from December 31, 2014, date operations commenced, through August 31, 2015.
(h)	Period from September 28, 2015, date operations commenced, through February 29, 2016.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
GLOBAL MULTI-STRATEGY FUND
Institutional shares
2016	(b)	$10.99	$0.01	($0.24)	($0.23)	($0.09)	($0.23)	($0.32)	$10.44
2015		11.14	(0.03)	0.15	0.12	(0.10)	(0.17)	(0.27)	10.99
2014		10.54	–	0.71	0.71	(0.03)	(0.08)	(0.11)	11.14
2013		10.35	0.04	0.29	0.33	–	(0.14)	(0.14)	10.54
2012	(g)	10.00	(0.03)	0.38	0.35	–	–	–	10.35
GLOBAL OPPORTUNITIES EQUITY HEDGED FUND
Institutional shares
2016	(h)	10.00	0.03	(0.45)	(0.42)	(0.01)	–	(0.01)	9.57
GLOBAL OPPORTUNITIES FUND
Institutional shares
2016	(b)	11.46	0.06	(0.57)	(0.51)	(0.16)	(0.10)	(0.26)	10.69
2015		13.28	0.18	(0.67)	(0.49)	(0.12)	(1.21)	(1.33)	11.46
2014		10.91	0.14	2.30	2.44	(0.07)	–	(0.07)	13.28
2013	(i)	10.00	0.10	0.81	0.91	–	–	–	10.91

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

Ratio of Expenses to
Average Net Assets
(Excluding
Dividends and
Interest Expense on
					Shorts, Short Sale				Ratio of Net
			Ratio of Expenses		Fees and Reverse		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Repurchase		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Agreement Expense)		Net Assets		Assets		Turnover Rate

(2.14)%	(c)	$2,486,133	2.07	%(d)	1.61%(d),(e)		2.07%(d),(f)		0.14	%(d)	192.5	%(d)
1.16		2,678,876	2.07		1.63	(e)	2.07	(f)	(0.23)		142.5
6.84		1,524,051	2.17		1.63	(e)	2.17	(f)	0.00		166.4
3.23		932,801	2.26		1.65	(e)	2.28	(f)	0.34		135.6
3.50	(c)	475,314	2.35	(d)	1.65 (d)	,(e)	2.38 (d)	,(f)	(0.31	) (d)	196.0	(d)

(4.17	) (c)	2,393	1.25	(d)	N/A		2.77 (d)	,(f)	0.62	(d)	149.8	(d)

(4.64	) (c)	1,189,513	0.85	(d)	N/A		0.85	(d)	1.02	(d)	112.1	(d)
(3.72)		1,255,650	0.84		N/A		0.84	(f)	1.43		138.7
22.41		1,403,422	0.84		N/A		0.84	(f)	1.14		128.4
9.10	(c)	1,104,538	0.90	(d)	N/A		0.90 (d)	,(f)	1.34	(d)	190.4	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 29, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from October 24, 2011, date operations commenced, through August 31, 2012.
(h)	Period from September 22, 2015, date operations commenced, through February 29, 2016.
(i)	Period from December 28, 2012, date operations commenced, through August 31, 2013.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2016	(b)	$9.58	$0.08	($0.98)	($0.90)	($0.23)	($0.11)	($0.34)	$8.34
2015		10.70	0.25	(1.09)	(0.84)	(0.26)	(0.02)	(0.28)	9.58
2014		10.91	0.31	1.34	1.65	(0.32)	(1.54)	(1.86)	10.70
2013		9.51	0.28	1.43	1.71	(0.31)	–	(0.31)	10.91
2012		9.80	0.31	(0.36)	(0.05)	(0.23)	(0.01)	(0.24)	9.51
2011		9.10	0.28	0.60	0.88	(0.17)	(0.01)	(0.18)	9.80
R-1 shares
2016	(b)	9.28	0.03	(0.95)	(0.92)	(0.16)	(0.11)	(0.27)	8.09
2015		10.40	0.18	(1.08)	(0.90)	(0.20)	(0.02)	(0.22)	9.28
2014		10.69	0.21	1.30	1.51	(0.26)	(1.54)	(1.80)	10.40
2013		9.34	0.22	1.37	1.59	(0.24)	–	(0.24)	10.69
2012		9.66	0.26	(0.39)	(0.13)	(0.18)	(0.01)	(0.19)	9.34
2011		9.05	0.19	0.60	0.79	(0.17)	(0.01)	(0.18)	9.66
R-2 shares
2016	(b)	9.52	0.04	(0.97)	(0.93)	(0.16)	(0.11)	(0.27)	8.32
2015		10.63	0.16	(1.07)	(0.91)	(0.18)	(0.02)	(0.20)	9.52
2014		10.89	0.25	1.31	1.56	(0.28)	(1.54)	(1.82)	10.63
2013		9.52	0.23	1.40	1.63	(0.26)	–	(0.26)	10.89
2012		9.70	0.28	(0.39)	(0.11)	(0.06)	(0.01)	(0.07)	9.52
2011		9.05	0.20	0.60	0.80	(0.14)	(0.01)	(0.15)	9.70
R-3 shares
2016	(b)	9.40	0.05	(0.97)	(0.92)	(0.17)	(0.11)	(0.28)	8.20
2015		10.51	0.20	(1.08)	(0.88)	(0.21)	(0.02)	(0.23)	9.40
2014		10.77	0.25	1.31	1.56	(0.28)	(1.54)	(1.82)	10.51
2013		9.41	0.25	1.38	1.63	(0.27)	–	(0.27)	10.77
2012		9.71	0.28	(0.37)	(0.09)	(0.20)	(0.01)	(0.21)	9.41
2011		9.07	0.28	0.54	0.82	(0.17)	(0.01)	(0.18)	9.71
R-4 shares
2016	(b)	9.50	0.06	(0.98)	(0.92)	(0.19)	(0.11)	(0.30)	8.28
2015		10.62	0.21	(1.09)	(0.88)	(0.22)	(0.02)	(0.24)	9.50
2014		10.85	0.27	1.33	1.60	(0.29)	(1.54)	(1.83)	10.62
2013		9.46	0.27	1.38	1.65	(0.26)	–	(0.26)	10.85
2012		9.76	0.27	(0.35)	(0.08)	(0.21)	(0.01)	(0.22)	9.46
2011		9.08	0.27	0.57	0.84	(0.15)	(0.01)	(0.16)	9.76
R-5 shares
2016	(b)	9.52	0.06	(0.97)	(0.91)	(0.20)	(0.11)	(0.31)	8.30
2015		10.64	0.23	(1.10)	(0.87)	(0.23)	(0.02)	(0.25)	9.52
2014		10.86	0.28	1.34	1.62	(0.30)	(1.54)	(1.84)	10.64
2013		9.48	0.28	1.39	1.67	(0.29)	–	(0.29)	10.86
2012		9.77	0.31	(0.37)	(0.06)	(0.22)	(0.01)	(0.23)	9.48
2011		9.08	0.27	0.59	0.86	(0.16)	(0.01)	(0.17)	9.77

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.
				(unaudited)

						Ratio of Net
		Ratio of Expenses		Ratio of Gross		Investment Income
	Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return	Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

(9.76)% (c)	$725,024	0.33%	(d)	0.33%(d),(e)		1.66%	(d)	30.9%	(d)
(7.90)	736,329	0.32		0.32	(e)	2.51		35.6
15.97	677,283	0.33		0.33	(e)	2.87		45.8
18.16	424,630	0.34		0.34	(e)	2.67		46.2
(0.27)	786,891	0.32		0.32	(e)	3.37		53.5
9.59	534,403	0.37		0.38	(e)	2.69		31.4

(10.22) (c)	712	1.20	(d)	1.20	(d)	0.77	(d)	30.9	(d)
(8.68)	696	1.19		1.19	(e)	1.84		35.6
14.89	334	1.20		1.20	(e)	1.97		45.8
17.19	123	1.24		1.24	(e)	2.08		46.2
(1.20)	70	1.19		1.19	(e)	2.86		53.5
8.64	22	1.26		1.26	(e)	1.85		31.4

(10.05) (c)	811	1.07	(d)	1.07	(d)	0.90	(d)	30.9	(d)
(8.58)	754	1.06		1.06	(e)	1.60		35.6
15.05	1,203	1.07		1.07	(e)	2.27		45.8
17.30	490	1.11		1.11	(e)	2.19		46.2
(1.11)	209	1.06		1.06	(e)	2.97		53.5
8.79	61	1.13		1.13	(e)	1.87		31.4

(10.04) (c)	13,846	0.89	(d)	0.89	(d)	1.10	(d)	30.9	(d)
(8.45)	15,450	0.88		0.88	(e)	1.99		35.6
15.28	12,323	0.89		0.89	(e)	2.34		45.8
17.51	8,197	0.93		0.93	(e)	2.37		46.2
(0.81)	3,045	0.88		0.88	(e)	3.05		53.5
8.90	1,068	0.95		0.95	(e)	2.68		31.4

(9.87) (c),(f)	9,877	0.70	(d)	0.70	(d)	1.27	(d)	30.9	(d)
(8.32)	11,862	0.69		0.69	(e)	2.11		35.6
15.57	13,822	0.70		0.70	(e)	2.52		45.8
17.68	7,801	0.74		0.74	(e)	2.53		46.2
(0.60)	4,414	0.69		0.69	(e)	2.97		53.5
9.15	4,078	0.76		0.76	(e)	2.53		31.4

(9.86) (c)	28,663	0.58	(d)	0.58	(d)	1.41	(d)	30.9	(d)
(8.18)	33,729	0.57		0.57	(e)	2.23		35.6
15.71	37,859	0.58		0.58	(e)	2.62		45.8
17.84	24,896	0.62		0.62	(e)	2.65		46.2
(0.48)	13,305	0.57		0.57	(e)	3.34		53.5
9.33	4,069	0.64		0.64	(e)	2.53		31.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 29, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2016	(b)	$9.61	$0.01	($0.61)	($0.60)	($0.12)	($0.12)	$8.89
2015	(f)	9.07	0.09	0.45	0.54	–	–	9.61
OPPORTUNISTIC MUNICIPAL FUND
Institutional shares
2016	(b)	10.20	0.20	0.29	0.49	(0.20)	(0.20)	10.49
2015	(h)	10.29	0.20	(0.09)	0.11	(0.20)	(0.20)	10.20
ORIGIN EMERGING MARKETS FUND
Institutional shares
2016	(b)	8.42	(0.01)	(0.97)	(0.98)	(0.08)	(0.08)	7.36
2015	(i)	10.00	0.18	(1.76)	(1.58)	–	–	8.42
R-6 shares
2016	(b)	8.42	(0.01)	(0.97)	(0.98)	(0.08)	(0.08)	7.36
2015	(i)	10.00	(0.02)	(1.56)	(1.58)	–	–	8.42

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

									Ratio of Net
			Ratio of Expenses		Ratio of Expenses to Average Net		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Assets (Excluding Interest Expense		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Fees)		Net Assets		Assets		Turnover Rate

(6.33)%	(c)	$2,774	1.20%	(d)	N/A		2.37%(d),(e)		0.15%	(d)	99.3%	(d)
5.95	(c)	3,374	1.20	(d)	N/A		4.14 (d)	,(e)	1.39	(d)	62.8	(d)

4.84	(c)	63	0.70	(d)	0.65 (d)	,(g)	86.69 (d)	,(e)	3.90	(d)	47.5	(d)
1.04	(c)	10	0.71	(d)	0.65 (d)	,(g)	452.62 (d)	,(e)	4.14	(d)	54.9	(d)

(11.80)	(c)	763,834	1.25	(d)	N/A		1.25 (d)	,(e)	(0.25)	(d)	49.2	(d)
(15.80)	(c)	816,035	1.25	(d)	N/A		1.31 (d)	,(e)	3.01	(d)	86.6	(d)

(11.80)	(c)	74	1.26	(d)	N/A		26.32 (d)	,(e)	(0.25)	(d)	49.2	(d)
(15.80)	(c)	85	1.26	(d)	N/A		8.94 (d)	,(e)	(0.41)	(d)	86.6	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 29, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from December 31, 2014, date operations commenced, through August 31, 2015.
(g)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(h)	Period from March 10, 2015, date operations commenced, through August 31, 2015.
(i)	Period from January 23, 2015, date operations commenced, through August 31, 2015.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distribution	of Period
PREFERRED SECURITIES FUND
Class J shares
2016	(b)	$10.01	$0.24	($0.25)	($0.01)	($0.25)	($0.09)	($0.34)	$9.66
2015		10.34	0.48	(0.12)	0.36	(0.51)	(0.18)	(0.69)	10.01
2014		9.97	0.51	0.65	1.16	(0.52)	(0.27)	(0.79)	10.34
2013		10.17	0.51	(0.12)	0.39	(0.53)	(0.06)	(0.59)	9.97
2012		9.65	0.55	0.55	1.10	(0.55)	(0.03)	(0.58)	10.17
2011		9.70	0.55	0.01	0.56	(0.55)	(0.06)	(0.61)	9.65
Institutional shares
2016	(b)	10.18	0.26	(0.26)	–	(0.26)	(0.09)	(0.35)	9.83
2015		10.51	0.53	(0.14)	0.39	(0.54)	(0.18)	(0.72)	10.18
2014		10.12	0.56	0.66	1.22	(0.56)	(0.27)	(0.83)	10.51
2013		10.31	0.57	(0.12)	0.45	(0.58)	(0.06)	(0.64)	10.12
2012		9.78	0.61	0.55	1.16	(0.60)	(0.03)	(0.63)	10.31
2011		9.82	0.62	0.01	0.63	(0.61)	(0.06)	(0.67)	9.78
R-1 shares
2016	(b)	10.14	0.21	(0.25)	(0.04)	(0.22)	(0.09)	(0.31)	9.79
2015		10.46	0.44	(0.12)	0.32	(0.46)	(0.18)	(0.64)	10.14
2014		10.08	0.47	0.66	1.13	(0.48)	(0.27)	(0.75)	10.46
2013		10.28	0.48	(0.13)	0.35	(0.49)	(0.06)	(0.55)	10.08
2012		9.75	0.53	0.55	1.08	(0.52)	(0.03)	(0.55)	10.28
2011		9.79	0.53	0.02	0.55	(0.53)	(0.06)	(0.59)	9.75
R-2 shares
2016	(b)	10.09	0.22	(0.25)	(0.03)	(0.23)	(0.09)	(0.32)	9.74
2015		10.42	0.45	(0.12)	0.33	(0.48)	(0.18)	(0.66)	10.09
2014		10.04	0.48	0.66	1.14	(0.49)	(0.27)	(0.76)	10.42
2013		10.24	0.49	(0.12)	0.37	(0.51)	(0.06)	(0.57)	10.04
2012		9.71	0.54	0.55	1.09	(0.53)	(0.03)	(0.56)	10.24
2011		9.75	0.54	0.02	0.56	(0.54)	(0.06)	(0.60)	9.71
R-3 shares
2016	(b)	10.12	0.23	(0.25)	(0.02)	(0.24)	(0.09)	(0.33)	9.77
2015		10.45	0.47	(0.13)	0.34	(0.49)	(0.18)	(0.67)	10.12
2014		10.07	0.51	0.65	1.16	(0.51)	(0.27)	(0.78)	10.45
2013		10.26	0.51	(0.11)	0.40	(0.53)	(0.06)	(0.59)	10.07
2012		9.73	0.56	0.55	1.11	(0.55)	(0.03)	(0.58)	10.26
2011		9.78	0.56	0.01	0.57	(0.56)	(0.06)	(0.62)	9.73
R-4 shares
2016	(b)	10.10	0.24	(0.25)	(0.01)	(0.25)	(0.09)	(0.34)	9.75
2015		10.44	0.50	(0.15)	0.35	(0.51)	(0.18)	(0.69)	10.10
2014		10.06	0.53	0.65	1.18	(0.53)	(0.27)	(0.80)	10.44
2013		10.25	0.53	(0.11)	0.42	(0.55)	(0.06)	(0.61)	10.06
2012		9.72	0.58	0.55	1.13	(0.57)	(0.03)	(0.60)	10.25
2011		9.77	0.59	–	0.59	(0.58)	(0.06)	(0.64)	9.72
R-5 shares
2016	(b)	10.15	0.24	(0.25)	(0.01)	(0.25)	(0.09)	(0.34)	9.80
2015		10.47	0.50	(0.12)	0.38	(0.52)	(0.18)	(0.70)	10.15
2014		10.09	0.53	0.66	1.19	(0.54)	(0.27)	(0.81)	10.47
2013		10.28	0.55	(0.12)	0.43	(0.56)	(0.06)	(0.62)	10.09
2012		9.75	0.59	0.55	1.14	(0.58)	(0.03)	(0.61)	10.28
2011		9.79	0.60	0.01	0.61	(0.59)	(0.06)	(0.65)	9.75

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

(0.15)%(c),(d)		$47,671	1.06	%(e)	1.13%(e),(f)		4.77	%(e)	8.4	%(e)
3.59	(d)	43,477	1.14		1.16	(f)	4.72		16.9
12.24	(d)	39,563	1.20		1.28	(f)	5.02		20.1
3.74	(d)	33,590	1.27		1.47	(f)	4.91		31.5
11.96	(d)	30,976	1.28		1.46	(f)	5.74		22.9
5.80	(d)	28,544	1.33		1.46	(f)	5.57		16.8

(0.01	) (c)	2,019,574	0.76	(e)	–		5.09	(e)	8.4	(e)
3.91		1,923,458	0.76		–		5.12		16.9
12.76		2,033,946	0.75		–		5.48		20.1
4.32		1,884,821	0.75		0.75	(g)	5.42		31.5
12.49		1,754,687	0.75		0.75	(g)	6.25		22.9
6.43		1,519,392	0.76		0.76	(g)	6.16		16.8

(0.41	) (c)	1,693	1.59	(e)	–		4.27	(e)	8.4	(e)
3.16		1,332	1.58		–		4.27		16.9
11.78		1,751	1.59		–		4.66		20.1
3.38		1,761	1.58		–		4.58		31.5
11.60		1,686	1.59		–		5.44		22.9
5.56		1,328	1.60		–		5.28		16.8

(0.35	) (c)	1,573	1.46	(e)	–		4.39	(e)	8.4	(e)
3.25		1,556	1.45		–		4.43		16.9
11.98		845	1.46		–		4.75		20.1
3.51		1,009	1.45		–		4.70		31.5
11.80		1,065	1.46		–		5.55		22.9
5.72		731	1.47		–		5.39		16.8

(0.26	) (c)	3,669	1.28	(e)	–		4.56	(e)	8.4	(e)
3.40		3,758	1.27		–		4.60		16.9
12.13		4,074	1.28		–		4.98		20.1
3.81		4,107	1.27		–		4.91		31.5
11.96		4,161	1.28		–		5.73		22.9
5.80		3,704	1.29		–		5.59		16.8

(0.18	) (c)	1,334	1.09	(e)	–		4.88	(e)	8.4	(e)
3.52		1,543	1.08		–		4.87		16.9
12.35		1,221	1.09		–		5.22		20.1
4.01		1,436	1.08		–		5.11		31.5
12.17		709	1.09		–		5.98		22.9
5.99		923	1.10		–		5.85		16.8

(0.01) (c),(h)		3,654	0.97	(e)	–		4.86	(e)	8.4	(e)
3.72	(h)	3,665	0.96		–		4.90		16.9
12.45		3,350	0.97		–		5.24		20.1
4.12		4,963	0.96		–		5.27		31.5
12.28		2,402	0.97		–		6.00		22.9
6.23		1,528	0.98		–		5.93		16.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 29, 2016.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Excludes expense reimbursement from Manager.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
REAL ESTATE ALLOCATION FUND
Institutional shares
2016	(b)	$9.65	$0.15	($0.20)	($0.05)	($0.17)	$–	($0.17)	$9.43
2015	(f)	10.00	0.14	(0.42)	(0.28)	(0.07)	–	(0.07)	9.65
REAL ESTATE DEBT INCOME FUND
Institutional shares
2016	(b)	9.76	0.17	(0.38)	(0.21)	(0.18)	–	(0.18)	9.37
2015	(f)	10.00	0.24	(0.25)	(0.01)	(0.23)	–	(0.23)	9.76
SMALL-MIDCAP DIVIDEND INCOME FUND
Institutional shares
2016	(b)	12.79	0.19	(0.31)	(0.12)	(0.20)	(0.26)	(0.46)	12.21
2015		14.40	0.42	(1.38)	(0.96)	(0.34)	(0.31)	(0.65)	12.79
2014		12.29	0.43	2.25	2.68	(0.31)	(0.26)	(0.57)	14.40
2013		10.49	0.41	1.78	2.19	(0.36)	(0.03)	(0.39)	12.29
2012		9.30	0.40	1.21	1.61	(0.42)	–	(0.42)	10.49
2011	(h)	10.00	0.09	(0.79)	(0.70)	–	–	–	9.30
SYSTEMATEX INTERNATIONAL FUND
Institutional shares
2016	(i)	10.00	0.05	(0.54)	(0.49)	(0.05)	(0.02)	(0.07)	9.44
R-6 shares
2016	(i)	10.00	0.06	(0.54)	(0.48)	(0.05)	(0.02)	(0.07)	9.45
SYSTEMATEX LARGE VALUE FUND
R-6 shares
2016	(i)	10.00	0.11	(0.09)	0.02	(0.07)	(0.02)	(0.09)	9.93

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

(0.60)%	(c)	$18	0.15%	(d)	192.70%(d),(e)		3.19%	(d)	55.7%	(d)
(2.80)	(c)	10	0.15	(d)	338.94 (d)	,(e)	2.16	(d)	33.5	(d)

(2.06) (c),(g)		21,582	0.70	(d)	0.72 (d)	,(e)	3.64	(d)	30.0	(d)
(0.22) (c),(g)		22,371	0.70	(d)	0.84 (d)	,(e)	3.59	(d)	42.2	(d)

(1.04)	(c)	834,641	0.85	(d)	0.85 (d)	,(e)	3.03	(d)	28.7	(d)
(6.89)		849,929	0.86		0.88	(e)	3.00		29.3
22.19		554,543	0.80		–		3.14		18.2
21.32		353,059	0.82		–		3.54		18.5
17.87		280,303	0.84		–		4.06		19.1
(7.00)	(c)	212,818	0.86	(d)	–		3.79	(d)	43.5	(d)

(5.03)	(c)	7,375	0.75	(d)	1.74 (d)	,(e)	1.18	(d)	83.5	(d)

(4.93)	(c)	3,306	0.62	(d)	1.97 (d)	,(e)	1.27	(d)	83.5	(d)

0.18	(c)	7,450	0.42	(d)	1.15 (d)	,(e)	2.38	(d)	70.7	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 29, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from December 31, 2014, date operations commenced, through August 31, 2015.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h)	Period from June 6, 2011, date operations commenced, through August 31, 2011.
(i)	Period from September 22, 2015, date operations commenced, through February 29, 2016.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
February 29, 2016 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Real Estate Allocation Fund, the fund will indirectly bear its pro rata share of expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period				During Period
	Account	Ending	September 1,		Beginning	Ending	September 1,
	Value	Account Value	2015	to	Account Value Account Value		2015	to	Annualized
	September 1,	February 29,	February 29,		September 1,	February 29,	February 29,		Expense
	2015	2016	2016	(a)	2015	2016	2016	(a)	Ratio
Blue Chip Fund
Institutional	$1,000.00	$961.85	$3.37		$1,000.00	$1,021.43	$3.47		0.69%

Bond Market Index Fund
Class J	1,000.00	1,017.80	3.31		1,000.00	1,021.58	3.32		0.66
Institutional	1,000.00	1,019.97	1.16		1,000.00	1,023.72	1.16		0.23
R-1	1,000.00	1,015.05	5.56		1,000.00	1,019.34	5.57		1.11
R-2	1,000.00	1,015.74	4.91		1,000.00	1,019.99	4.92		0.98
R-3	1,000.00	1,017.02	4.01		1,000.00	1,020.89	4.02		0.80
R-4	1,000.00	1,018.08	3.06		1,000.00	1,021.83	3.07		0.61
R-5	1,000.00	1,018.68	2.46		1,000.00	1,022.43	2.46		0.49

Credit Opportunities Explorer Fund
Institutional	1,000.00	962.33	3.42		1,000.00	1,021.38	3.52		0.70

Diversified Real Asset Fund
Institutional	1,000.00	902.19	4.07		1,000.00	1,020.59	4.32		0.86
R-6	1,000.00	902.53	4.16		1,000.00	1,020.49	4.42		0.88

Dynamic High Yield Explorer Fund
Institutional	1,000.00	931.58	3.60		1,000.00	1,021.13	3.77		0.75

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
		Beginning		During Period				During Period
		Account	Ending	September 1,		Beginning	Ending	September 1,
		Value	Account Value	2015	to	Account Value Account Value		2015	to	Annualized
	September 1,		February 29,	February 29,		September 1,	February 29,	February 29,		Expense
		2015	2016	2016	(a)	2015	2016	2016	(a)	Ratio
	EDGE MidCap Fund
	Institutional	$1,000.00	$1,019.07	$3.40	(b)	$1,000.00	$1,020.89	$4.02		0.80%

	Global Multi-Strategy Fund
	Institutional	1,000.00	978.65	10.18		1,000.00	1,014.57	10.37		2.07

	Global Multi-Strategy Fund (Excluding Dividends and
	Interest Expense on Shorts and Short Sale Fees and
	Reverse Repurchase Agreement Expense)
	Institutional	1,000.00	978.60	7.92		1,000.00	1,016.76	8.11		1.61

	Global Opportunities Equity Hedged Fund
	Institutional	1,000.00	958.28	5.35	(c)	1,000.00	1,018.65	6.27		1.25

	Global Opportunities Fund
	Institutional	1,000.00	953.60	4.13		1,000.00	1,020.64	4.27		0.85

	International Equity Index Fund
	Institutional	1,000.00	902.42	1.56		1,000.00	1,023.22	1.66		0.33
R	-1	1,000.00	897.82	5.66		1,000.00	1,018.90	6.02		1.20
R	-2	1,000.00	899.51	5.05		1,000.00	1,019.54	5.37		1.07
R	-3	1,000.00	899.62	4.20		1,000.00	1,020.44	4.47		0.89
R	-4	1,000.00	901.28	3.31		1,000.00	1,021.38	3.52		0.70
R	-5	1,000.00	901.41	2.74		1,000.00	1,021.98	2.92		0.58

	International Small Company Fund
	Institutional	1,000.00	936.66	5.78		1,000.00	1,018.90	6.02		1.20

	Opportunistic Municipal Fund
	Institutional	1,000.00	1,048.37	3.57		1,000.00	1,021.38	3.52		0.70

	Opportunistic Municipal Fund (Excluding
	Interest Expense and Fees)
	Institutional	1,000.00	1,048.40	3.31		1,000.00	1,021.59	3.27		0.65

	Origin Emerging Markets Fund
	Institutional	1,000.00	882.05	5.85		1,000.00	1,018.65	6.27		1.25
R	-6	1,000.00	882.05	5.90		1,000.00	1,018.60	6.32		1.26

	Preferred Securities Fund
	Class J	1,000.00	998.48	5.27		1,000.00	1,019.59	5.32		1.06
	Institutional	1,000.00	999.92	3.78		1,000.00	1,021.08	3.82		0.76
R	-1	1,000.00	995.94	7.89		1,000.00	1,016.96	7.97		1.59
R	-2	1,000.00	996.48	7.25		1,000.00	1,017.60	7.32		1.46
R	-3	1,000.00	997.39	6.36		1,000.00	1,018.50	6.42		1.28
R	-4	1,000.00	998.23	5.42		1,000.00	1,019.44	5.47		1.09
R	-5	1,000.00	999.92	4.82		1,000.00	1,020.04	4.87		0.97

	Real Estate Allocation Fund
	Institutional	1,000.00	994.04	0.74		1,000.00	1,024.12	0.75		0.15

	Real Estate Debt Income Fund
	Institutional	1,000.00	979.40	3.45		1,000.00	1,021.38	3.52		0.70

	Small-MidCap Dividend Income Fund
	Institutional	1,000.00	989.61	4.20		1,000.00	1,020.64	4.27		0.85

	SystematEx International Fund
	Institutional	1,000.00	949.66	3.20	(c)	1,000.00	1,021.13	3.77		0.75
R	-6	1,000.00	950.66	2.64	(c)	1,000.00	1,021.78	3.12		0.62

	SystematEx Large Value Fund
R	-6	1,000.00	1,001.84	1.84	(c)	1,000.00	1,022.77	2.11		0.42

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (September 28, 2015 to February 29, 2016), multiplied by 154/366 (to reflect the period since inception).

(c) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (September 22, 2015 to February 29, 2016), multiplied by 160/366 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

			Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	121	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	121	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos Company	121	Hardin Construction
Director since 2008			Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice	121	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	121	Focus Products Group
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	121	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak	121	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director,	121	Charlotte Russe; Follet
Director since September 2015	Herman Miller Foundation;		Corporation; Herman
Member, Audit Committee	Formerly President, Herman		Miller, Inc.; PetSmart;
1962	Miller Healthcare		SpartanNash; Spectrum
			Health Systems

Daniel Pavelich	Retired.	121	None
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in	Other
Name,		Fund Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen	Held by Director
Year of Birth	During past 5 years	by Director	During Past 5 Years
Michael J. Beer	Chief Executive Officer, Principal Funds	121	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Director, PFD since 2015
Member, Executive Committee	Vice President/Mutual Funds and Broker
1961	Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (the “Manager”)
(2006-2015)
President & Chief Executive Officer,
the Manager since 2015
Executive Vice President/Chief Operating
Officer, the Manager (2008-2015)
Chair, the Manager since 2015
Director, Princor (2005-2015)
President, Princor (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS
since 2015

Nora M. Everett	Director, Edge Asset Management,	121	None
Director since 2008	Inc. (“Edge”) (2008-2011)
Chair	Director, Finisterre Capital LLP since
Member, Executive Committee	2011
1959	Director, Origin Asset Management
LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Director, PFD (2008-2011)
Senior Vice President/Retirement and
Investor Services, PLIC (2008-2015)
President/Retirement and Investor
Services, PLIC since 2015
Chairman, the Manager (2011-2015)
President, the Manager (2008-2015)
Director, the Manager (2008-2011)
Director, Princor (2008-2011, and
since 2015)
Chairman, Princor (2011-2015)
Chief Executive Officer, Princor
(2009-2015)
Chairman, PSS (2011-2015)
Director, PSS (2008-2011)

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund, Address, and Year of Birth

Randy L. Bergstrom Assistant Tax Counsel

711 High Street, Des Moines, IA 50392

1955

Jennifer A. Block

Assistant Counsel and Assistant Secretary

711 High Street, Des Moines, IA 50392

1973

Tracy Bollin Chief Financial Officer

711 High Street, Des Moines, IA 50392

1970

Principal Occupation(s) During past 5 years

Counsel, Principal Global Investors, LLC (“PGI”)

Counsel, PLIC

Counsel, PFD (2009-2013)

Counsel, PLIC

Counsel, the Manager (2009-2013, 2014 - present)

Counsel, Princor (2009-2013) Counsel, PSS (2009-2013)

Chief Financial Officer, PFA (2010-2015) Senior Vice President, PFD since 2015 Chief Financial Officer, PFD since 2010

Senior Vice President, the Manager since 2015 Chief Financial Officer, the Manager (2010-2015) Director, the Manager since 2015

Chief Financial Officer, Princor (2010-2015) Director, PSS since 2015 President, PSS since 2015 Chief Financial Officer, PSS (2010-2015)

David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960	Senior Vice President, PFD Chief Compliance Officer-Funds, PLIC since 2016 Vice President/Compliance, PLIC Senior Vice President, the Manager Senior Vice President, Princor Senior Vice President, PSS

Teresa M. Button Treasurer 711 High Street, Des Moines, IA 50392 1963

Vice President/Treasurer, Edge since 2011 Vice President/Treasurer, PFA since 2011 Vice President/Treasurer, PFD since 2011

Vice President/Treasurer, PGI since 2011 Vice President/Treasurer, PLIC since 2011 Vice President/Treasurer, the Manager since 2011

Vice President/Treasurer, Post since 2011 Vice President/Treasurer, Principal-REI since 2011 Vice President/Treasurer, Princor since 2011

Vice President/Treasurer, PSS since 2011 Treasurer, Spectrum since 2011

Carolyn F. Kolks Assistant Tax Counsel

711 High Street, Des Moines, IA 50392

1962

Layne A. Rasmussen Vice President and Controller

711 High Street, Des Moines, IA 50392

1958

Greg Reymann Assistant Counsel

711 High Street, Des Moines, IA 50392

1958

Counsel, PGI

Counsel, PLIC

Vice President/Controller – Principal Funds, the Manager

Assistant General Counsel, PLIC since 2014 Assistant General Counsel, the Manager since 2015

VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset Management, Inc. (“TAM”) (2010-2012)

Assistant General Counsel, Transamerica Asset Management Group (2013-2014) Vice President/CFTC Principal, TAM (2013-2014)

Name, Position Held with the Fund, Address, and Year of Birth

Teri R. Root

Deputy Chief Compliance Officer 711 High Street, Des Moines, IA 50392

1979

Britney L. Schnathorst

Assistant Counsel

711 High Street, Des Moines, IA 50392

1981

Adam U. Shaikh Assistant Counsel

711 High Street, Des Moines, IA 50392

1972

Principal Occupation(s) During past 5 years

Vice President and Chief Compliance Officer, the Manager since 2015

Compliance Officer, the Manager (2010-2013)

Vice President, PSS since 2015

Counsel, PLIC since 2013

Prior thereto, Attorney in Private Practice

Counsel, PFD (2006-2013) Counsel, PLIC

Counsel, the Manager (2007-2013, 2014 - present)

Counsel, Princor (2007-2013) Counsel, PSS (2007-2013)

Dan Westholm Assistant Treasurer 711 High Street, Des Moines, IA 50392 1966

Assistant Vice President/Treasury, PFA since 2013 Director – Treasury, PFA (2011-2013) Assistant Vice President/Treasury, PFD since 2013

Director – Treasury, PFD (2011-2013) Assistant Vice President/Treasury, PLIC since 2014 Director – Treasury, PLIC (2007-2014)

Director – Treasury, the Manager (2003-2013) Assistant Vice President/Treasury, the Manager since 2013 Assistant Vice President/Treasury, Princor since 2013

Director – Treasury, Princor (2008-2009, 2011-2013) Assistant Vice President/Treasury, PSS since 2013 Director – Treasury, PSS (2007-2013)

Beth Wilson Vice President and Secretary 711 High Street, Des Moines, IA 50392 1956 Clint Woods Counsel 711 High Street, Des Moines, IA 50392 1961

Director and Secretary – Funds, PLIC

Vice President, the Manager (2007-2013)

Vice President, Associate General Counsel, Governance Officer, and Assistant Corporate Secretary, the Manager since 2015

Associate General Counsel, AEGON USA Investment Management, LLC (2003 - 2012)

Assistant General Counsel, Assistant Corporate Secretary, Governance Officer, PLIC (2013-2015)

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 31, 2015, and the Statement of Additional Information dated December 31, 2015. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) an amended and restated subadvisory agreement with Principal Global Investors LLC (“PGI”) and an amended and restated management agreement with Principal Management Corporation (the “Manager”) related to the addition of the SystematEx Large Value Fund; (2) an amended and restated subadvisory agreement with PGI and an amended and restated management agreement with the Manager related to the addition of the SystematEx International Fund; (3) an amended and restated subadvisory agreement with PGI and an amended and restated management agreement with the Manager related to the addition of the Global Opportunities Equity Hedged Fund; and (4) the annual review and renewal of the Management Agreement between PFI and the Manager and various sub-advisory agreements for all Funds.

SystematEx Large Value Fund Advisory Agreements

On June 9, 2015, the Board met to consider, on behalf of the newly established SystematEx Large Value Fund (the “Fund”), the approval of: (1) an amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with other PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the management agreements for the other PFI funds and series of Principal Variable Contracts Funds, Inc. (“PVC”), the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisers for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for PFI and the PFI funds and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadviser currently provides subadvisory services for other PFI funds and series of PVC, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadviser based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadviser to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the hypothetical back-tested one-year, three-year and five-year performance (net of proposed fees) as of March 31, 2015 of the proposed strategy that will be employed by the Subadviser in managing the Fund’s portfolio, as compared to a relevant benchmark index and to a relevant Morningstar category, and the hypothetical back-tested performance (net of proposed fees) of the same strategy for each of the last four calendar years, as compared to the relevant benchmark index and the relevant Morningstar category. The Board concluded, based on the information provided, that the Subadviser is well qualified.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Subadviser. The Board also received information from the Manager, based on data supplied by Lipper Inc. (“Lipper”), comparing the proposed management fee to advisory fees of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fee proposed to be paid to the Subadviser, the Board noted that the Manager compensates the Subadviser, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadviser’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Subadviser’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 30, 2016. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadviser. The Board noted that the Subadviser may use soft dollars and that the Subadviser’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

SystematEx International Fund Advisory Agreements

On June 9, 2015, the Board met to consider, on behalf of the newly established SystematEx International Fund (the “Fund”), the approval of: (1) an amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with other PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the management agreements for the other PFI funds and series of PVC, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisers for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for PFI and the PFI funds and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadviser currently provides subadvisory services for other PFI funds and series of PVC, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadviser based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadviser to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the hypothetical back-tested one-year, three-year and five-year performance (net of proposed fees) as of March 31, 2015 of the proposed strategy that will be employed by the Subadviser in managing the Fund’s portfolio, as compared to a relevant benchmark index and to a relevant Morningstar category, and the hypothetical back-tested performance (net of proposed fees) of the same strategy for each of the last four calendar years, as compared to the relevant benchmark index and the relevant Morningstar category. The Board concluded, based on the information provided, that the Subadviser is well qualified.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Subadviser. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fee to advisory fees of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fee proposed to be paid to the Subadviser, the Board noted that the Manager compensates the Subadviser, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadviser’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Subadviser’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 30, 2016. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadviser. The Board noted that the Subadviser may use soft dollars and that the Subadviser’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Global Opportunities Equity Hedged Fund Advisory Agreements

On June 9, 2015, the Board met to consider, on behalf of the newly established Global Opportunities Equity Hedged Fund (the “Fund”), the approval of: (1) an amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with other PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the management agreements for the other PFI funds and series of PVC, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisers for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for PFI and the PFI funds and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadviser currently provides subadvisory services for other PFI funds and series of PVC, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadviser based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadviser to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year and since-inception (September 1, 2013) performance returns as of March 31, 2015 of the Subadviser in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index, a relevant blended index that will be used for the purpose of due diligence monitoring and two relevant Morningstar categories, and the historical annual performance returns of the Subadviser in the same composite for the last calendar year, as compared to the relevant benchmark index, the relevant blended index and the two relevant Morningstar categories. The Board concluded, based on the information provided, that the Subadviser is well qualified.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees, taking into consideration the complexities of the investment strategy and the objective of the Fund. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Subadviser. The Board also received information from the Manager, based on data supplied by Lipper, comparing the proposed management fee to advisory fees of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fee proposed to be paid to the Subadviser, the Board noted that the Manager compensates the Subadviser, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Subadviser’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 30, 2016. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadviser. The Board noted that the Subadviser may use soft dollars and that the Subadviser’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 16, 2015 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements of sixteen series of PFI having a fiscal year end of 8/31 (each series is referred to as a “Fund”).

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Board”), to annually review and consider the continuation of: (1) the Management Agreement between the Manager and PFI, on behalf the Funds (2) the Subadvisory Agreements between the Manager and each of AQR Capital Management, LLC /CNH Partners, LLC; BlackRock Financial Management, Inc.; Brookfield Investment Management Inc.; Cliffwater LLC, Credit Suisse Asset Management, LLC; Edge Asset Management, Inc. (“Edge”); Finisterre Capital LLP (“Finisterre”); Fischer Francis Trees & Watts, Inc.; Graham Capital Management, L.P.; KLS Diversified Asset Management LP; Jennison Associates LLC; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Macquarie Capital Investment Management LLC; Mellon Capital Management Corporation; Origin Asset Management LP (“Origin”); Pictet Asset Management SA; PGI; Principal Real Estate Investors, LLC (“Principal-REI”); Spectrum Asset Management, Inc. (“Spectrum”); Symphony Asset Management LLC; Tortoise Capital Advisors, LLC; Wellington Management Company LLP; and York Registered Holdings, L.P. The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Board, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreements, including administrative services. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board noted that the Manager’s process emphasizes the selection of Principal-affiliated subadvisers that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadviser to manage all of a portion of a Fund’s portfolio when deemed necessary or appropriate based on a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Subadvisers, the Board considered the due diligence process developed by the Manager for purposes of selecting a highly qualified unaffiliated subadviser for a Fund and for monitoring and replacing unaffiliated Subadvisers. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisers’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisers to the Funds under the Subadvisory Agreements are satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended May 31, 2015 and the blended investment return (50%/50%) of the three- and five-year periods ended May 31, 2015, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisers that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period, respectively, noting that certain Funds had commenced operations recently and, accordingly, no performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Subadvisers for multi-manager Funds, that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund. The Board considered the Manager’s due diligence process for evaluating performance applied to all Funds and all Subadvisers, from which they received regular reporting, and, for unaffiliated Subadvisers, concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisers at the appropriate time, if necessary.

Investment Management Fees

The Board considered each Fund’s management fee. The Board received information, based on data supplied by Lipper, comparing each Fund’s (1) contractual management fee at current asset levels and at theoretical asset levels, (2) actual (after any fee waivers) management fee at average fiscal-year asset levels, (3) actual non-management fees at average fiscal-year asset levels, and (4) actual total expense ratio (including, as applicable, acquired fund fees and expenses) at average fiscal-year asset levels for Class A shares, where available, to advisory fees and expense ratios of mutual funds in a peer group selected by Lipper, or for one Fund, a custom peer group recommended by the Manager and reviewed by the Board (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds as well as other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. For most Funds, actual management fees were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better.

With specific regard to the Bond Market Index Fund, although the contractual management fee, the actual management fee and the total net expense ratio on the basis of Institutional Class shares are higher than third quartile (99%, 99% and 80%, respectively) for the Expense Group, the Board concluded that the Management Agreement should be renewed, based upon all relevant factors, including the explanation provided by the Manager for the lower ranking in the Expense Group (i.e., unusual circumstances of certain funds in the Expense Group), the competitiveness of the Fund’s total expense ratio (69%) when compared to the Expense Universe and that although the ranking of the Fund’s performance in its Morningstar peer group was in the third quartile for each of the three-year and blended three- and five-year periods ended May 31, 2015 (65% and 63%, respectively), the Fund’s performance relative to the target index met expectations for each of the three-year and blended three- and five-year periods ended May 31, 2015.

Considering all factors they deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2014. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisers Edge, Finisterre, Origin, PGI, Principal-REI, and Spectrum, and the aggregated return on revenue to the Manager and its affiliates. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also noted the new breakpoints being offered by management for three Funds. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the Bond Market Index Fund and the International Equity Index Fund do not include breakpoints. Although their management fee schedules do not include breakpoints, the Board noted that each of these Funds has a relatively low basis point fee (25 basis points or less) on all Fund assets.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund the Board considered the subadvisory fees, noting that the Manager compensates each Subadviser from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisers, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadviser. The Board considered the profitability of the affiliated Subadvisers in conjunction with its review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisers

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadviser from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

(This page intentionally left blank)

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

principalfunds.com

Global Investment Management • Asset Allocation Expertise • Retirement Leadership

Investing involves risk, including possible loss of principal.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee
Not insured by any Federal government agency

FV675-06 | © 2016 Principal Financial Services, Inc. | 02/2016 | t16020904f1

CLASS A, C & P SHARES

Principal Funds: Equity & Fixed-Income Funds

Semiannual Report

February 29, 2016

Share the simpler, greener side of Principal Funds and sign-up today for eDelivery notification of when your prospectuses, statements and tax forms become available online.

For more information visit PrincipalFunds.com/eDelivery or call us at 800-222-5852.

Note: If your shares are not held directly with Principal Funds but through a brokerage firm, please contact your broker for electronic delivery options available.

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Princor Financial Services Corporation

Principal Trust Company

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Principal Green Property Fund Employees II, LLC

Principal Real Estate Debt Fund I, LP

Principal Real Estate Debt Fund, GP, LLC

Edge Asset Management, Inc. / Spectrum Asset Management, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

First Dental Health

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to:

  people who own or apply for our products or services for personal use.
  employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to safeguard personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, when applicable, credit reports, property values and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values and balances.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we collect when you visit our websites.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group for several reasons, including:

  to assist us in servicing your account;
  to help design and improve products;
  to protect against potential identity theft or unauthorized transactions;
  in response to a subpoena or for other legal purposes;
  to prevent fraud;
  to comply with inquiries from government agencies or other regulators;
  with others that service your account, or that perform services on our behalf;
  with others with whom we may have joint marketing agreements. These include financial services companies (such as other insurance companies, banks or mutual fund companies); and
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

MM 2458-13

01/2016

F445PS-15

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

To contact us, please call 1-800-986-3343.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws. If a state’s privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

MM 2458-13

01/2016

F456PS-15

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following

companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Princor Financial Services Corporation

Principal Trust Company

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Principal Green Property Fund Employees II, LLC

Principal Real Estate Debt Fund I, LP

Principal Real Estate Debt Fund, GP, LLC

Edge Asset Management, Inc. / Spectrum Asset Management, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

First Dental Health

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to individual residents of California who:

  own or apply for our products or services for personal use.
  are employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to protect personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, credit reports and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we receive when you visit our websites.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group or with others for several reasons, including:

  to assist us in servicing your account;
  to help design and improve products;
  to protect against potential identity theft or unauthorized transactions;
  in response to a subpoena or for other legal purposes;
  to prevent fraud;
  to comply with inquiries from government agencies or other regulators;
  with others that service your account, or that perform services on our behalf; or
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

BB 9338-12

01/2016

F445CA-12

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate
changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL
GROUP

Several companies within the Principal Financial Group are
listed at the top of this Notice. The companies of the Principal
Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

To contact us, please call 1-800-986-3343.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law. Our privacy practices comply with all applicable laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

BB 9338-12

01/2016

F445CA-12

Table of Contents

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	26
Schedules of Investments	52
Financial Highlights (Includes performance information)	132
Shareholder Expense Example	144
Supplemental Information	146

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Mike Beer
President, Principal Funds

Dear Shareholder,

The decline in oil prices and the strength of the U.S. dollar are the essence of most recession worries troubling investors today. Both trends ultimately seem self-limiting and cannot keep going. If the dollar has peaked and oil prices have hit bottom, the recession panic of the last few months should gradually diminish as indicators that suggested recession start to turn.

Hard data for the U.S. economy is improving. Manufacturing production increased in January over December, January durable goods orders, ranging from toasters to aircraft, jumped 4.9 percent, the biggest gain in 10 months, and personal spending climbed the most in eight months.1 Sales of existing homes were up 11 percent year-over year, the largest gain since July 2013.2 The National Association of Home Builders Sentiment Index did soften a bit, as did housing starts and building permits, but strong household formation and a solid labor market suggest residential construction will stay robust.3

European economic growth appears to have slowed. The Eurozone’s initial look at the composite Purchasing Managers Index (PMI) dropped to the lowest level in a year, February inflation numbers were weak, and headline Consumer Price Index (CPI) inflation dropped 1.4 percent month-over month for the currency union as a whole. Spanish consumer prices dropped the most in five months and German headline inflation fell year-over-year for the first time since September.4

China’s economy is stabilizing. House prices are up over the prior year, steel prices have jumped 20 percent since December, and PMI has steadied at low levels. The government is in a “whatever it takes” mode as fiscal policy is ramping up, and the People’s Bank of China announced in February that all quotas for most foreign investors wishing to buy Chinese bonds would be abolished.4

A subdued outlook from the Federal Reserve, muted language from all central banks, and widespread caution about future progress took interest rates to long-time or record lows in the U.S., Europe, and Japan. Japanese 10-year bond yields are now below zero; German Bund yields dropped by half to hit 0.14 percent; and U.S. 10-year Treasury bond yields plummeted to a new 12-month low with a two- to 10-year yield curve moving under 1 percent.4

Because markets tend to fluctuate, we believe the most prudent approach for investing is to select a portfolio allocation that is broadly diversified both across and within asset classes.5 We encourage you to work closely with your financial professional to select and monitor those investments best suited to helping you work toward and realize your financial goals.

Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road, or closer at hand.

[1]	Census.gov
[2]	Bureau of Economic Analysis
[3]	National Association of Realtors
[4]	Principal Global Investors Economic Insights February 2016, Bob Baur, Robin Anderson, and the Economic Committee
[5]	Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

			Credit
			Opportunities	Diversified Real
Amounts in thousands, except per share amounts	Blue Chip Fund		Explorer Fund	Asset Fund
Investment in securities--at cost	$1,200,029		$18,816	$3,929,928
Foreign currency--at cost	$–		$–	$9,921
Assets
Investment in securities--at value	$1,201,136		$17,817	$3,617,870
Foreign currency--at value	–		–	10,047
Cash	756		11	2,234
Deposits with counterparty	–		150	1,807
Receivables:
Dividends and interest	1,342		170	6,659
Expense reimbursement from Manager	–		6	40
Foreign currency contracts	–		–	20,510
Fund shares sold	249		–	10,741
Investment securities sold	233		279	35,326
OTC swap agreements--at value (premiums paid $0, $0 and $0)	–		1	147
Variation margin on financial derivative instruments	–		12	510
Total Assets	1,203,716		18,446	3,705,891
Liabilities
Accrued management and investment advisory fees	638		9	2,275
Accrued distribution fees	18		2	42
Accrued transfer agent fees	9		1	485
Accrued directors' expenses	1		1	1
Accrued professional fees	11		17	33
Accrued other expenses	37		9	–
Payables:
Dividends payable	–		50	–
Foreign currency contracts	–		–	22,187
Fund shares redeemed	456		–	2,255
Investment securities purchased	956		594	60,467
Options and swaptions contracts written (premiums received $0, $0 and $1,002)	–		–	738
OTC swap agreements--at value (premiums received $0, $0 and $0)	–		1	178
Variation margin on financial derivative instruments	–		15	544
Total Liabilities	2,126		699	89,205
Net Assets Applicable to Outstanding Shares	$1,201,590		$17,747	$3,616,686
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,206,193		$20,100	$4,261,547
Accumulated undistributed (overdistributed) net investment income (loss)	369		27	69,042
Accumulated undistributed (overdistributed) net realized gain (loss)	(6,079)		(1,367)	(399,817)
Net unrealized appreciation (depreciation) of investments	1,107		(1,011)	(312,496)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(2)	(1,590)
Total Net Assets	$1,201,590		$17,747	$3,616,686
Capital Stock (par value: $.01 per share):
Shares authorized	950,000		200,000	1,725,000
Net Asset Value Per Share:
Class A: Net Assets	$28,642		$8,914	$82,396
Shares Issued and Outstanding	1,963		1,011	8,192
Net Asset Value per share	$14.59		$8.82	$10.06
Maximum Offering Price	$15.44		$9.16	$10.45
Class C: Net Assets	$15,921		N/A	$33,085
Shares Issued and Outstanding	1,109			3,357
Net Asset Value per share	$14.36	(a)		$9.86 (a)
Class P: Net Assets	$13,165		N/A	$311,155
Shares Issued and Outstanding	897			31,039
Net Asset Value per share	$14.67			$10.02
Institutional: Net Assets	$1,143,862		$8,833	$3,181,900
Shares Issued and Outstanding	77,900		1,000	316,537
Net Asset Value per share	$14.68		$8.83	$10.05
R-6: Net Assets	N/A		N/A	$8,150
Shares Issued and Outstanding				811
Net Asset Value per share				$10.05

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)
			Global
			Opportunities
Dynamic High Yield		Global Multi-	Equity Hedged
Amounts in thousands, except per share amounts	Explorer Fund	Strategy Fund	Fund
Investment in securities--at cost	$15,129	$3,253,218	$7,219
Foreign currency--at cost	$–	$7,052	$–
Assets
Investment in securities--at value	$13,742	$3,178,379	$7,093
Foreign currency--at value	–	6,978	–
Cash	10	34,018	–
Deposits with counterparty	–	480,419	–
Receivables:
Dividends and interest	127	14,528	20
Expense reimbursement from Manager	8	–	9
Foreign currency contracts	–	33,198	–
Fund shares sold	1	2,826	–
Investment securities sold	371	104,879	79
OTC swap agreements--at value (premiums paid $0, $6,497 and $0)	–	22,353	–
Variation margin on financial derivative instruments	–	5,000	33
Prepaid transfer agent fees	–	–	3
Prepaid expenses	–	–	17
Total Assets	14,259	3,882,578	7,254
Liabilities
Accrued management and investment advisory fees	7	3,702	6
Accrued distribution fees	1	79	1
Accrued transfer agent fees	–	213	–
Accrued directors' expenses	1	1	1
Accrued professional fees	21	88	11
Accrued other expenses	8	1,995	–
Payables:
Dividends payable	55	–	–
Foreign currency contracts	–	31,665	–
Fund shares redeemed	–	3,436	1
Investment securities purchased	1,071	131,006	–
Options and swaptions contracts written (premiums received $0, $12,363 and $0)	–	12,743	–
Reverse repurchase agreements	–	151,015	–
Short sales (proceeds received $0, $556,331 and $0)	–	547,911	–
OTC swap agreements--at value (premiums received $0, $3,789 and $0)	–	4,249	–
Variation margin on financial derivative instruments	–	1,177	4
Total Liabilities	1,164	889,280	24
Net Assets Applicable to Outstanding Shares	$13,095	$2,993,298	$7,230
Net Assets Consist of:
Capital shares and additional paid-in-capital	$15,383	$3,101,476	$7,561
Accumulated undistributed (overdistributed) net investment income (loss)	(34)	(15,360)	6
Accumulated undistributed (overdistributed) net realized gain (loss)	(867)	(61,710)	(223)
Net unrealized appreciation (depreciation) of investments	(1,387)	(32,508)	(114)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	1,400	–
Total Net Assets	$13,095	$2,993,298	$7,230
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	1,450,000	300,000
Net Asset Value Per Share:
Class A: Net Assets	$6,690	$154,588	$2,446
Shares Issued and Outstanding	787	14,907	256
Net Asset Value per share	$8.50	$10.37	$9.55
Maximum Offering Price	$8.83	$10.77	$10.11
Class C: Net Assets	N/A	$61,121	N/A
Shares Issued and Outstanding		5,986
Net Asset Value per share		$10.21 (a)
Class P: Net Assets	N/A	$291,456	$2,391
Shares Issued and Outstanding		28,025	250
Net Asset Value per share		$10.40	$9.56
Institutional: Net Assets	$6,405	$2,486,133	$2,393
Shares Issued and Outstanding	751	238,158	250
Net Asset Value per share	$8.52	$10.44	$9.57

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)
	Global	International Small	Opportunistic
Amounts in thousands, except per share amounts	Opportunities Fund	Company Fund	Municipal Fund
Investment in securities--at cost	$1,194,840	$12,007	$100,582
Foreign currency--at cost	$68	$–	$–
Assets
Investment in securities--at value	$1,196,005	$11,446	$103,068
Foreign currency--at value	68	–	–
Cash	943	–	7,141
Receivables:
Dividends and interest	4,570	27	1,085
Expense reimbursement from Manager	4	9	1
Fund shares sold	281	6	1,074
Investment securities sold	8,127	44	1,143
Total Assets	1,209,998	11,532	113,512
Liabilities
Accrued management and investment advisory fees	786	9	39
Accrued distribution fees	2	1	18
Accrued transfer agent fees	5	–	1
Accrued custodian fees	–	20	–
Accrued directors' expenses	1	1	1
Accrued professional fees	18	18	17
Accrued registration fees	–	14	–
Accrued other expenses	27	1	6
Payables:
Dividends payable	–	–	273
Fund shares redeemed	445	–	190
Interest expense and fees payable	–	–	8
Investment securities purchased	13,264	13	5,583
Floating rate notes issued	–	–	5,565
Total Liabilities	14,548	77	11,701
Net Assets Applicable to Outstanding Shares	$1,195,450	$11,455	$101,811
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,228,891	$13,172	$100,627
Accumulated undistributed (overdistributed) net investment income (loss)	6,324	(92)	136
Accumulated undistributed (overdistributed) net realized gain (loss)	(40,817)	(1,064)	(1,438)
Net unrealized appreciation (depreciation) of investments	1,165	(561)	2,486
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(113)	–	–
Total Net Assets	$1,195,450	$11,455	$101,811
Capital Stock (par value: $.01 per share):
Shares authorized	650,000	300,000	450,000
Net Asset Value Per Share:
Class A: Net Assets	$4,069	$5,558	$39,496
Shares Issued and Outstanding	383	627	3,763
Net Asset Value per share	$10.62	$8.86	$10.50
Maximum Offering Price	$11.24	$9.38	$10.91
Class C: Net Assets	$1,668	N/A	$13,398
Shares Issued and Outstanding	158		1,277
Net Asset Value per share	$10.56 (a)		$10.49	(a)
Class P: Net Assets	$200	$3,123	$48,854
Shares Issued and Outstanding	19	350	4,650
Net Asset Value per share	$10.67	$8.91	$10.51
Institutional: Net Assets	$1,189,513	$2,774	$63
Shares Issued and Outstanding	111,234	312	6
Net Asset Value per share	$10.69	$8.89	$10.49

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)
Origin Emerging		Preferred		Real Estate
Amounts in thousands, except per share amounts and Real Estate Allocation Fund	Markets Fund	Securities Fund		Allocation Fund
Investment in securities--at cost	$892,514	$4,685,103		$–
Investment in affiliated Funds--at cost	$–	$ –		$532,625
Investments in affiliated securities--at cost	$–	$89,940		$–
Assets
Investment in securities--at value	$760,610	$4,794,485		$–
Investment in affiliated Funds--at value	–	–		498,740
Investment in affiliated securities--at value	–	89,901		–
Cash	1,017	1,487		–
Deposits with counterparty	1,800	–		–
Receivables:
Dividends and interest	1,385	55,154		683
Expense reimbursement from Manager	4	–		10,229
Expense reimbursement from Distributor	–	1		–
Fund shares sold	281	40,906		209
Investment securities sold	–	9,902		–
Variation margin on financial derivative instruments	284	–		–
Prepaid directors' expenses	–	3		–
Prepaid expenses	–	–		1,863
Total Assets	765,381	4,991,839		511,724
Liabilities
Accrued management and investment advisory fees	725	2,759		–
Accrued administrative service fees	–	1		–
Accrued distribution fees	–	794		90
Accrued service fees	–	2		–
Accrued transfer agent fees	1	948		2,376
Accrued custodian fees	101	–		–
Accrued directors' expenses	5	–		1,202
Accrued professional fees	14	21		11,420
Accrued other expenses	12	148		–
Payables:
Dividends payable	–	20,306		–
Fund shares redeemed	288	9,559		–
Investment securities purchased	–	3,040		892
Options and swaptions contracts written (premiums received $0, $4,780 and $0)	–	2,455		–
Total Liabilities	1,146	40,033		15,980
Net Assets Applicable to Outstanding Shares	$764,235	$4,951,806		$495,744
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,043,443	$4,819,699		$525,330
Accumulated undistributed (overdistributed) net investment income (loss)	(1,024)	393		873
Accumulated undistributed (overdistributed) net realized gain (loss)	(146,821)	20,046		3,426
Net unrealized appreciation (depreciation) of investments	(131,296)	111,668		(33,885)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(67)	–		–
Total Net Assets	$764,235	$4,951,806		$495,744
Capital Stock (par value: $.01 per share):
Shares authorized	425,000	2,200,000		200,000
Net Asset Value Per Share:
Class A: Net Assets	$327	$816,552		$477,772
Shares Issued and Outstanding	44	82,549		50,914
Net Asset Value per share	$7.46	$9.89		$9.38
Maximum Offering Price	$7.89	$10.28		$9.93
Class C: Net Assets	N/A	$793,751		N/A
Shares Issued and Outstanding		80,338
Net Asset Value per share		$9.88	(a)
Class J: Net Assets	N/A	$47,671		N/A
Shares Issued and Outstanding		4,935
Net Asset Value per share		$9.66	(a)
Class P: Net Assets	N/A	$1,262,335		N/A
Shares Issued and Outstanding		128,513
Net Asset Value per share		$9.82
Institutional: Net Assets	$763,834	$2,019,574		$17,972
Shares Issued and Outstanding	103,766	205,412		1,906
Net Asset Value per share	$7.36	$9.83		$9.43
R-1: Net Assets	N/A	$1,693		N/A
Shares Issued and Outstanding		173
Net Asset Value per share		$9.79
R-2: Net Assets	N/A	$1,573		N/A
Shares Issued and Outstanding		161
Net Asset Value per share		$9.74
R-3: Net Assets	N/A	$3,669		N/A
Shares Issued and Outstanding		376
Net Asset Value per share		$9.77
R-4: Net Assets	N/A	$1,334		N/A
Shares Issued and Outstanding		137
Net Asset Value per share		$9.75
R-5: Net Assets	N/A	$3,654		N/A
Shares Issued and Outstanding		373
Net Asset Value per share		$9.80
R-6: Net Assets	$74	N/A		N/A
Shares Issued and Outstanding	10
Net Asset Value per share	$7.36

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

5

STATEMENT OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)
		Small-MidCap
Real Estate Debt		Dividend Income
Amounts in thousands, except per share amounts	Income Fund	Fund
Investment in securities--at cost	$45,695	$1,723,408
Assets
Investment in securities--at value	$43,086	$1,623,977
Cash	2	–
Receivables:
Dividends and interest	335	3,168
Fund shares sold	29	2,385
Investment securities sold	529	3,572
Total Assets	43,981	1,633,102
Liabilities
Accrued management and investment advisory fees	19	977
Accrued distribution fees	4	124
Accrued transfer agent fees	–	378
Accrued directors' expenses	1	1
Accrued professional fees	17	15
Accrued other expenses	1	180
Payables:
Dividends payable	130	–
Fund shares redeemed	–	2,081
Investment securities purchased	461	2,927
Total Liabilities	633	6,683
Net Assets Applicable to Outstanding Shares	$43,348	$1,626,419
Net Assets Consist of:
Capital shares and additional paid-in-capital	$46,051	$1,708,735
Accumulated undistributed (overdistributed) net investment income (loss)	(37)	24,574
Accumulated undistributed (overdistributed) net realized gain (loss)	(57)	(7,460)
Net unrealized appreciation (depreciation) of investments	(2,609)	(99,431)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	1
Total Net Assets	$43,348	$1,626,419
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	1,700,000
Net Asset Value Per Share:
Class A: Net Assets	$21,573	$144,218
Shares Issued and Outstanding	2,302	11,862
Net Asset Value per share	$9.37	$12.16
Maximum Offering Price	$9.74	$12.87
Class C: Net Assets	N/A	$124,243
Shares Issued and Outstanding		10,288
Net Asset Value per share		$12.08 (a)
Class P: Net Assets	$193	$523,317
Shares Issued and Outstanding	21	42,457
Net Asset Value per share	$9.37	$12.33
Institutional: Net Assets	$21,582	$834,641
Shares Issued and Outstanding	2,303	68,349
Net Asset Value per share	$9.37	$12.21

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 29, 2016 (unaudited)

		Credit Opportunities	Diversified Real
Amounts in thousands	Blue Chip Fund	Explorer Fund	Asset Fund
Net Investment Income (Loss)
Income:
Dividends	$6,460	$–	$33,886
Withholding tax	(101)	–	(739)
Interest	2	454	12,284
Total Income	6,361	454	45,431
Expenses:
Management and investment advisory fees	4,260	55	14,814
Distribution fees - Class A	32	12	126
Distribution fees - Class C	69	N/A	193
Registration fees - Class A	11	15	9
Registration fees - Class C	9	N/A	9
Registration fees - Class P	7	N/A	24
Registration fees - Institutional	12	15	82
Registration fees - R-6	N/A	N/A	10
Shareholder reports - Class A	3	–	18
Shareholder reports - Class C	1	N/A	8
Shareholder reports - Class P	–	N/A	54
Shareholder reports - Institutional	–	1	53
Transfer agent fees - Class A	22	4	77
Transfer agent fees - Class C	15	N/A	39
Transfer agent fees - Class P	1	N/A	395
Transfer agent fees - Institutional	1	–	559
Custodian fees	1	2	95
Directors' expenses	10	1	33
Professional fees	10	13	36
Other expenses	4	1	11
Total Gross Expenses	4,468	119	16,645
Less: Reimbursement from Manager - Class A	–	17	13
Less: Reimbursement from Manager - Class C	–	N/A	22
Less: Reimbursement from Manager - Class P	–	N/A	129
Less: Reimbursement from Manager - Institutional	–	20	–
Less: Reimbursement from Manager - R-6	N/A	N/A	9
Total Net Expenses	4,468	82	16,472
Net Investment Income (Loss)	1,893	372	28,959

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	3,931	(697)	(246,840)
Foreign currency transactions	–	(1)	(4,123)
Futures contracts	–	(102)	(243)
Options and swaptions	–	–	2,447
Swap agreements	–	(53)	(1,449)
Change in unrealized appreciation/depreciation of:
Investments	(53,160)	(208)	(154,983)
Futures contracts	–	(15)	(293)
Options and swaptions	–	–	88
Swap agreements	–	(5)	254
Translation of assets and liabilities in foreign currencies	–	(2)	(3,356)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(49,229)	(1,083)	(408,498)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(47,336)	$(711)	$(379,539)

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 29, 2016 (unaudited)

			Global Opportunities
	Dynamic High Yield	Global Multi-	Equity Hedged
Amounts in thousands	Explorer Fund	Strategy Fund	Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$–	$10,902	$64
Withholding tax	–	(107)	(4)
Interest	401	23,107	–
Total Income	401	33,902	60
Expenses:
Management and investment advisory fees	45	24,113	36
Distribution fees - Class A	9	212	3
Distribution fees - Class C	N/A	308	N/A
Registration fees - Class A	15	24	11
Registration fees - Class C	N/A	11	N/A
Registration fees - Class P	N/A	31	11
Registration fees - Institutional	15	22	11
Shareholder reports - Class A	1	9	–
Shareholder reports - Class C	N/A	4	N/A
Shareholder reports - Class P	N/A	14	–
Shareholder reports - Institutional	–	33	–
Transfer agent fees - Class A	5	59	2
Transfer agent fees - Class C	N/A	32	N/A
Transfer agent fees - Class P	N/A	120	–
Transfer agent fees - Institutional	–	245	–
Custodian fees	–	174	7
Directors' expenses	1	27	1
Dividends and interest on securities sold short	–	6,785	–
Professional fees	18	76	11
Other expenses	1	12	1
Reverse repurchase agreement interest expense	–	254	–
Total Gross Expenses	110	32,565	94
Less: Reimbursement from Manager - Class A	24	–	18
Less: Reimbursement from Manager - Class P	N/A	–	16
Less: Reimbursement from Manager - Institutional	23	–	16
Total Net Expenses	63	32,565	44
Net Investment Income (Loss)	338	1,337	16

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(542)	(78,227)	(157)
Foreign currency transactions	–	8,944	(6)
Futures contracts	–	3,960	(60)
Options and swaptions	–	2,010	–
Short sales	–	25,607	–
Swap agreements	–	15,877	–
Change in unrealized appreciation/depreciation of:
Investments	(775)	(46,599)	(126)
Futures contracts	–	9,562	12
Options and swaptions	–	5,346	–
Short sales	–	(7,308)	–
Swap agreements	–	1,225	–
Translation of assets and liabilities in foreign currencies	–	(9,022)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(1,317)	(68,625)	(337)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(979)	$(67,288)	$(321)

(a)	Period from September 22, 2015, date operations commenced, through February 29, 2016.

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 29, 2016 (unaudited)

	Global	International Small	Opportunistic
Amounts in thousands	Opportunities Fund	Company Fund	Municipal Fund
Net Investment Income (Loss)
Income:
Dividends	$12,049	$107	$20
Withholding tax	(406)	(12)	–
Interest	10	–	1,636
Total Income	11,653	95	1,656
Expenses:
Management and investment advisory fees	5,210	69	180
Distribution fees - Class A	5	7	36
Distribution fees - Class C	9	N/A	58
Registration fees - Class A	7	6	8
Registration fees - Class C	7	N/A	7
Registration fees - Class P	7	6	9
Registration fees - Institutional	10	11	11
Shareholder reports - Class A	1	1	1
Shareholder reports - Class C	–	N/A	1
Transfer agent fees - Class A	8	6	7
Transfer agent fees - Class C	7	N/A	5
Transfer agent fees - Class P	–	1	1
Transfer agent fees - Institutional	1	1	–
Custodian fees	33	33	–
Directors' expenses	12	1	2
Interest expense and fees	–	–	18
Professional fees	14	13	14
Other expenses	4	1	1
Total Gross Expenses	5,335	156	359
Less: Reimbursement from Manager - Class A	8	25	1
Less: Reimbursement from Manager - Class C	11	N/A	8
Less: Reimbursement from Manager - Class P	7	16	–
Less: Reimbursement from Manager - Institutional	–	23	11
Total Net Expenses	5,309	92	339
Net Investment Income (Loss)	6,344	3	1,317

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(38,091)	(389)	117
Foreign currency transactions	(249)	1	–
Change in unrealized appreciation/depreciation of:
Investments	(25,205)	(616)	1,440
Translation of assets and liabilities in foreign currencies	(56)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(63,601)	(1,004)	1,557
Net Increase (Decrease) in Net Assets Resulting from Operations	$(57,257)	$(1,001)	$2,874

See accompanying notes.

9

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 29, 2016 (unaudited)

	Origin Emerging	Preferred	Real Estate
Amounts in thousands, except for Real Estate Allocation Fund	Markets Fund	Securities Fund	Allocation Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$ –	$7,301
Dividends from affiliated securities	–	3,250	–
Dividends	4,696	51,512	–
Withholding tax	(646)	–	–
Interest	6	89,597	–
Total Income	4,056	144,359	7,301
Expenses:
Management and investment advisory fees	4,856	17,299	N/A
Distribution fees - Class A	–	950	499
Distribution fees - Class C	N/A	3,931	N/A
Distribution fees - Class J	N/A	50	N/A
Distribution fees - R-1	N/A	3	N/A
Distribution fees - R-2	N/A	2	N/A
Distribution fees - R-3	N/A	5	N/A
Distribution fees - R-4	N/A	1	N/A
Administrative service fees - R-1	N/A	2	N/A
Administrative service fees - R-2	N/A	2	N/A
Administrative service fees - R-3	N/A	1	N/A
Registration fees - Class A	10	32	10,487
Registration fees - Class C	N/A	14	N/A
Registration fees - Class J	N/A	9	N/A
Registration fees - Class P	N/A	56	N/A
Registration fees - Institutional	19	89	10,429
Registration fees - R-6	10	N/A	N/A
Service fees - R-1	N/A	2	N/A
Service fees - R-2	N/A	2	N/A
Service fees - R-3	N/A	4	N/A
Service fees - R-4	N/A	2	N/A
Service fees - R-5	N/A	5	N/A
Shareholder reports - Class A	–	42	59
Shareholder reports - Class C	N/A	29	N/A
Shareholder reports - Class J	N/A	4	N/A
Shareholder reports - Class P	N/A	29	N/A
Shareholder reports - Institutional	–	38	18
Transfer agent fees - Class A	5	389	4,439
Transfer agent fees - Class C	N/A	380	N/A
Transfer agent fees - Class J	N/A	35	N/A
Transfer agent fees - Class P	N/A	756	N/A
Transfer agent fees - Institutional	4	453	56
Custodian fees	178	11	–
Directors' expenses	8	43	1,128
Professional fees	12	17	7,619
Other expenses	2	28	534
Total Gross Expenses	5,104	24,715	35,268
Less: Reimbursement from Manager - Class A	15	–	23,265
Less: Reimbursement from Manager - Institutional	–	–	10,997
Less: Reimbursement from Manager - R-6	10	N/A	N/A
Less: Reimbursement from Distributor - Class J	N/A	15	N/A
Total Net Expenses	5,079	24,700	1,006
Net Investment Income (Loss)	(1,023)	119,659	6,295

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(69,155)	(53,931)	–
Investment transactions in affiliated Funds	–	–	(347)
Foreign currency transactions	(559)	–	–
Futures contracts	(8,256)	46,886	–
Options and swaptions	–	33,243	–
Capital gain distribution received from affiliated Funds	–	–	3,841
Change in unrealized appreciation/depreciation of:
Investments	(24,457)	(157,311)	–
Investments in affiliated Funds	–	–	(15,461)
Investment in affiliated securities	–	(2350)	–
Futures contracts	3,572	–	–
Options and swaptions	–	1,447	–
Translation of assets and liabilities in foreign currencies	(30)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(98,885)	(132,016)	(11,967)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(99,908)	$(12,357)	$(5,672)

See accompanying notes.

10

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 29, 2016 (unaudited)
		Small-MidCap
Real Estate Debt		Dividend
Amounts in thousands	Income Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends	$–	$32,429
Withholding tax	–	(140)
Interest	958	9
Securities lending - net	–	200
Total Income	958	32,498
Expenses:
Management and investment advisory fees	122	6,532
Distribution fees - Class A	27	196
Distribution fees - Class C	N/A	654
Registration fees - Class A	11	14
Registration fees - Class C	N/A	12
Registration fees - Class P	8	26
Registration fees - Institutional	10	32
Shareholder reports - Class A	–	20
Shareholder reports - Class C	N/A	15
Shareholder reports - Class P	–	25
Shareholder reports - Institutional	–	26
Transfer agent fees - Class A	5	111
Transfer agent fees - Class C	N/A	94
Transfer agent fees - Class P	–	278
Transfer agent fees - Institutional	–	220
Custodian fees	–	3
Directors' expenses	1	16
Professional fees	14	12
Other expenses	1	8
Total Gross Expenses	199	8,294
Less: Reimbursement from Manager - Class A	1	–
Less: Reimbursement from Manager - Class P	9	–
Less: Reimbursement from Manager - Institutional	2	–
Total Net Expenses	187	8,294
Net Investment Income (Loss)	771	24,204

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(56)	(5,328)
Foreign currency transactions	–	(5)
Change in unrealized appreciation/depreciation of:
Investments	(1,677)	(36,311)
Translation of assets and liabilities in foreign currencies	–	(1)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(1,733)	(41,645)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(962)	$(17,441)

See accompanying notes.

11

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Blue Chip Fund

							Period Ended	Year Ended
							February 29, 2016	August 31, 2015
Operations
Net investment income (loss)							$1,893	$4,998
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							3,931	16,220
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(53,160)	1,171
			Net Increase (Decrease) in Net Assets Resulting from Operations				(47,336)	22,389

Dividends and Distributions to Shareholders
From net investment income							(5,301)	(3,203)
From net realized gain on investments							(24,809)	(13,610)
						Total Dividends and Distributions	(30,110)	(16,813)

Capital Share Transactions
Net increase (decrease) in capital share transactions							13,307	824,418
						Total Increase (Decrease) in Net Assets	(64,139)	829,994

Net Assets
Beginning of period							1,265,729	435,735
End of period (including undistributed net investment income as set forth below)							$1,201,590	$1,265,729
Undistributed (overdistributed) net investment income (loss)							$369	$3,777

	Class A		Class C	Class P		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$12,012		$6,587	$11,667		$25,307
Reinvested	524		288	365		28,918
Redeemed	(2,796)		(1,930)	(4,513)		(63,122)
Net Increase (Decrease)	$9,740		$4,945	$7,519		$(8,897)
Shares:
Sold	785		439	744		1,670
Reinvested	34		19	23		1,851
Redeemed	(185)		(131)	(312)		(4,071)
Net Increase (Decrease)	634		327	455		(550)
Year Ended August 31, 2015
Dollars:
Sold	$15,335		$9,519	$6,302		$ 959,697
Reinvested	258		119	41		16,383
Redeemed	(3,723)		(897)	(1,426)		(177,190)
Net Increase (Decrease)	$11,870		$8,741	$4,917		$798,890
Shares:
Sold	982		610	390		60,682
Reinvested	17		8	3		1,094
Redeemed	(243)		(58)	(95)		(11,172)
Net Increase (Decrease)	756		560	298		50,604

Distributions:
Period Ended February 29, 2016
From net investment income $	(11	) $	–	$(60	) $	(5,230)
From net realized gain on
investments	(518)		(288)	(305)		(23,698)
Total Dividends and Distributions $	(529	) $	(288)	$(365	) $	(28,928)
Year Ended August 31, 2015
From net investment income $	(17	) $	–	$(5	) $	(3,181)
From net realized gain on
investments	(253)		(119)	(36)		(13,202)
Total Dividends and Distributions $	(270	) $	(119)	$(41	) $	(16,383)

See accompanying notes.

12

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Credit Opportunities Explorer Fund

				Period Ended	Period Ended
				February 29, 2016	August 31, 2015(a)
Operations
Net investment income (loss)				$372	$747
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				(853)	(521)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(230)	(783)
			Net Increase (Decrease) in Net Assets Resulting from Operations	(711)	(557)

Dividends and Distributions to Shareholders
From net investment income				(371)	(720)
			Total Dividends and Distributions	(371)	(720)

Capital Share Transactions
Net increase (decrease) in capital share transactions				2	20,104
			Total Increase (Decrease) in Net Assets	(1,080)	18,827

Net Assets
Beginning of period				18,827	–
End of period (including undistributed net investment income as set forth below)				$17,747	$18,827
Undistributed (overdistributed) net investment income (loss)				$27	$26
	Class A		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$5		$2
Reinvested	2		–
Redeemed	(7)		–
Net Increase (Decrease) $	– $		2
Shares:
Sold	1		–
Redeemed	(1)		–
Net Increase (Decrease)	–		–

Period Ended August 31, 2015(a)
Dollars:
Sold	$10,102		$10,000
Reinvested	2		–
Net Increase (Decrease)	$10,104		$10,000
Shares:
Sold	1,011		1,000
Net Increase (Decrease)	1,011		1,000

Distributions:
Period Ended February 29, 2016
From net investment income$	(179	) $	(192)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(179	) $	(192)

Period Ended August 31, 2015(a)
From net investment income$	(347	) $	(373)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(347	) $	(373)

(a)	Period from September 10, 2014, date operations commenced, through August 31, 2015.

See accompanying notes.

13

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Diversified Real Asset Fund

								Period Ended	Year Ended
								February 29, 2016	August 31, 2015
Operations
Net investment income (loss)								$28,959	$52,011
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(250,208)	(126,427)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(158,290)	(410,687)
			Net Increase (Decrease) in Net Assets Resulting from Operations					(379,539)	(485,103)

Dividends and Distributions to Shareholders
From net investment income								(36,288)	(33,105)
From net realized gain on investments								–	(35,325)
							Total Dividends and Distributions	(36,288)	(68,430)

Capital Share Transactions
Net increase (decrease) in capital share transactions								338,201	1,265,798
						Total Increase (Decrease) in Net Assets		(77,626)	712,265

Net Assets
Beginning of period								3,694,312	2,982,047
End of period (including undistributed net investment income as set forth below)								$3,616,686	$3,694,312
Undistributed (overdistributed) net investment income (loss)								$69,042	$76,371
	Class A		Class C	Class P		Institutional	R-6
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$26,184		$1,995	$48,897		$ 699,296	$8,338
Reinvested	451		–	2,773		31,461	18
Redeemed	(42,835)		(10,090)	(95,970)		(331,647)	(670)
Net Increase (Decrease)	$(16,200	) $	(8,095)	$ (44,300) $		399,110	$7,686
Shares:
Sold	2,466		195	4,676		66,253	804
Reinvested	43		–	266		3,011	2
Redeemed	(4,090)		(982)	(9,296)		(31,990)	(67)
Net Increase (Decrease)	(1,581)		(787)	(4,354)		37,274	739
Year Ended August 31, 2015(a)
Dollars:
Sold	$54,362		$10,722	$ 207,460		$ 1,894,082	$872
Reinvested	2,068		494	6,441		55,907	–
Redeemed	(54,238)		(13,074)	(71,914)		(827,347)	(37)
Net Increase (Decrease)	$2,192		$(1,858)	$ 141,987		$ 1,122,642 $	835
Shares:
Sold	4,438		890	16,987		154,829	75
Reinvested	171		42	534		4,623	–
Redeemed	(4,475)		(1,106)	(5,991)		(68,376)	(3)
Net Increase (Decrease)	134		(174)	11,530		91,076	72

Distributions:
Period Ended February 29, 2016
From net investment income $	(471	) $	–	$(2,999	) $	(32,800)	$(18)
From net realized gain on
investments	–		–	–		–	–
Total Dividends and Distributions $	(471	) $	–	$(2,999	) $	(32,800)	$(18)
Year Ended August 31, 2015(a)
From net investment income $	(862	) $	–	$(3,198	) $	(29,045)	$–
From net realized gain on
investments	(1,366)		(594)	(3,762)		(29,603)	–
Total Dividends and Distributions $	(2,228	) $	(594)	$(6,960	) $	(58,648)	$–

(a)	Period from December 31, 2014, date operations commenced, through August 31, 2015 for R-6 shares.

See accompanying notes.

14

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Dynamic High Yield Explorer Fund

				Period Ended	Period Ended
				February 29, 2016	August 31, 2015(a)
Operations
Net investment income (loss)				$338	$639
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				(542)	(320)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(775)	(612)
			Net Increase (Decrease) in Net Assets Resulting from Operations	(979)	(293)

Dividends and Distributions to Shareholders
From net investment income				(387)	(634)
			Total Dividends and Distributions	(387)	(634)

Capital Share Transactions
Net increase (decrease) in capital share transactions				(361)	15,749
			Total Increase (Decrease) in Net Assets	(1,727)	14,822

Net Assets
Beginning of period				14,822	–
End of period (including undistributed net investment income as set forth below)				$13,095	$14,822
Undistributed (overdistributed) net investment income (loss)				$(34)	$15
	Class A		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$35		$3
Reinvested	9		–
Redeemed	(405)		(3)
Net Increase (Decrease)	$(361	) $	–
Shares:
Sold	4		–
Reinvested	1		–
Redeemed	(43)		–
Net Increase (Decrease)	(38)		–

Period Ended August 31, 2015(a)
Dollars:
Sold	$8,329		$7,514
Reinvested	16		–
Redeemed	(109)		(1)
Net Increase (Decrease)	$8,236		$7,513
Shares:
Sold	835		751
Reinvested	2		–
Redeemed	(12)		–
Net Increase (Decrease)	825		751

Distributions:
Period Ended February 29, 2016
From net investment income$	(195	) $	(192)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(195	) $	(192)

Period Ended August 31, 2015(a)
From net investment income$	(318	) $	(316)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(318	) $	(316)

(a)	Period from September 10, 2014, date operations commenced, through August 31, 2015.

See accompanying notes.

15

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Global Multi-Strategy Fund

							Period Ended	Year Ended
							February 29, 2016	August 31, 2015
Operations
Net investment income (loss)							$1,337	$(7,367)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							(21,829)	82,470
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(46,796)	(59,881)
			Net Increase (Decrease) in Net Assets Resulting from Operations				(67,288)	15,222

Dividends and Distributions to Shareholders
From net investment income							(24,184)	(19,599)
From net realized gain on investments							(64,579)	(34,303)
						Total Dividends and Distributions	(88,763)	(53,902)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(56,328)	1,372,288
						Total Increase (Decrease) in Net Assets	(212,379)	1,333,608

Net Assets
Beginning of period							3,205,677	1,872,069
End of period (including undistributed net investment income as set forth below)							$2,993,298	$3,205,677
Undistributed (overdistributed) net investment income (loss)							$(15,360)	$7,487
	Class A		Class C	Class P		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$44,149		$13,116	$111,142		$269,417
Reinvested	4,173		1,208	6,741		63,629
Redeemed	(69,009)		(10,426)		(93,589)	(396,879)
Net Increase (Decrease)	$(20,687	) $	3,898	$24,294		$(63,833)
Shares:
Sold	4,148		1,246	10,374		25,061
Reinvested	394		117	635		5,972
Redeemed	(6,463)		(999)		(8,828)	(36,608)
Net Increase (Decrease)	(1,921)		364	2,181		(5,575)
Year Ended August 31, 2015
Dollars:
Sold	$149,603		$29,624	$198,204		$ 1,386,946
Reinvested	2,092		636	3,427		39,324
Redeemed	(59,728)		(11,724)		(126,442)	(239,674)
Net Increase (Decrease)	$91,967		$18,536	$75,189		$ 1,186,596
Shares:
Sold	13,524		2,713	17,847		124,779
Reinvested	192		59	313		3,576
Redeemed	(5,390)		(1,076)		(11,368)	(21,477)
Net Increase (Decrease)	8,326		1,696	6,792		106,878

Distributions:
Period Ended February 29, 2016
From net investment income $	(889	) $	–	$(2,416	) $	(20,879)
From net realized gain on
investments	(3,482)		(1,372)		(6,513)	(53,212)
Total Dividends and Distributions $	(4,371	) $	(1,372)	$(8,929	) $	(74,091)
Year Ended August 31, 2015
From net investment income $	(553	) $	–	$(1,512	) $	(17,534)
From net realized gain on
investments	(1,640)		(714)		(2,801)	(29,148)
Total Dividends and Distributions $	(2,193	) $	(714)	$(4,313	) $	(46,682)

See accompanying notes.

16

					STATEMENT OF CHANGES IN NET ASSETS
					PRINCIPAL FUNDS, INC.
					(unaudited)

						Global
						Opportunities
						Equity Hedged
Amounts in thousands						Fund
						Period Ended
						February 29,
						2016 (a)
Operations
Net investment income (loss)						$16
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						(223)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						(114)
			Net Increase (Decrease) in Net Assets Resulting from Operations			(321)

Dividends and Distributions to Shareholders
From net investment income						(10)
					Total Dividends and Distributions	(10)

Capital Share Transactions
Net increase (decrease) in capital share transactions						7,561
					Total Increase (Decrease) in Net Assets	7,230

Net Assets
Beginning of period						–
End of period (including undistributed net investment income as set forth below)						$7,230
Undistributed (overdistributed) net investment income (loss)						$6
	Class A		Class P		Institutional
Capital Share Transactions:
Period Ended February 29, 2016(a)
Dollars:
Sold	$2,585		$2,500		$2,500
Redeemed	(24)		–		–
Net Increase (Decrease)	$2,561		$2,500		$2,500
Shares:
Sold	258		250		250
Redeemed	(2)		–		–
Net Increase (Decrease)	256		250		250

Distributions:
Period Ended February 29, 2016(a)
From net investment income $	(4	) $	(3	) $	(3)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(4	) $	(3	) $	(3)

(a)	Period from September 22, 2015, date operations commenced, through February 29, 2016.

See accompanying notes.

17

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Global Opportunities Fund

								Period Ended	Year Ended
								February 29, 2016	August 31, 2015
Operations
Net investment income (loss)								$6,344	$19,155
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(38,340)	9,487
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(25,261)	(79,815)
			Net Increase (Decrease) in Net Assets Resulting from Operations					(57,257)	(51,173)

Dividends and Distributions to Shareholders
From net investment income								(17,170)	(13,001)
From net realized gain on investments								(11,153)	(121,684)
							Total Dividends and Distributions	(28,323)	(134,685)

Capital Share Transactions
Net increase (decrease) in capital share transactions								18,973	39,902
							Total Increase (Decrease) in Net Assets	(66,607)	(145,956)

Net Assets
Beginning of period								1,262,057	1,408,013
End of period (including undistributed net investment income as set forth below)								$1,195,450	$1,262,057
Undistributed (overdistributed) net investment income (loss)								$6,324	$17,150
	Class A		Class C		Class P		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$728		$486		$226		$50,529
Reinvested	70		17		11		28,218
Redeemed	(494)		(262)		(821)		(59,735)
Net Increase (Decrease)	$304		$241		$(584	) $	19,012
Shares:
Sold	64		42		21		4,490
Reinvested	6		2		1		2,433
Redeemed	(44)		(24)		(73)		(5,246)
Net Increase (Decrease)	26		20		(51)		1,677
Year Ended August 31, 2015
Dollars:
Sold	$2,442		$767		$959		$ 223,063
Reinvested	261		192		51		134,179
Redeemed	(724)		(1,155)		(149)		(319,984)
Net Increase (Decrease)	$1,979		$(196	) $	861		$37,258
Shares:
Sold	202		63		77		17,613
Reinvested	23		17		4		11,557
Redeemed	(60)		(97)		(12)		(25,293)
Net Increase (Decrease)	165		(17)		69		3,877

Distributions:
Period Ended February 29, 2016
From net investment income $	(35	) $	(2	) $	(7	) $	(17,126)
From net realized gain on
investments	(38)		(16)		(5)		(11,094)
Total Dividends and Distributions $	(73	) $	(18	) $	(12	) $	(28,220)
Year Ended August 31, 2015
From net investment income $	(14	) $	– $		(5	) $	(12,982)
From net realized gain on
investments	(248)		(193)		(46)		(121,197)
Total Dividends and Distributions $	(262	) $	(193	) $	(51) $		(134,179)

See accompanying notes.

18

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						International Small Company Fund

						Period Ended	Year Ended
						February 29, 2016	August 31, 2015
Operations
Net investment income (loss)						$3	$77
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						(388)	(586)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						(616)	114
			Net Increase (Decrease) in Net Assets Resulting from Operations			(1,001)	(395)

Dividends and Distributions to Shareholders
From net investment income						(181)	(37)
					Total Dividends and Distributions	(181)	(37)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(525)	6,086
					Total Increase (Decrease) in Net Assets	(1,707)	5,654

Net Assets
Beginning of period						13,162	7,508
End of period (including undistributed net investment income as set forth below)						$11,455	$13,162
Undistributed (overdistributed) net investment income (loss)						$(92)	$86

	Class A		Class P		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$869	$	– $		2,418
Reinvested	26		–		64
Redeemed	(345)		(932)		(2,625)
Net Increase (Decrease)	$550		$(932	) $	(143)
Shares:
Sold	92		–		250
Reinvested	3		–		7
Redeemed	(38)		(98)		(296)
Net Increase (Decrease)	57		(98)		(39)
Year Ended August 31, 2015(a)
Dollars:
Sold	$2,038		$1,463		$3,580
Reinvested	1		–		–
Redeemed	(471)		(462)		(63)
Net Increase (Decrease)	$1,568		$1,001		$3,517
Shares:
Sold	207		144		357
Redeemed	(48)		(46)		(6)
Net Increase (Decrease)	159		98		351

Distributions:
Period Ended February 29, 2016
From net investment income $	(74	) $	(43	) $	(64)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(74	) $	(43	) $	(64)
Year Ended August 31, 2015(a)
From net investment income $	(20	) $	(17	) $	–
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(20	) $	(17	) $	–

(a)	Period from December 31, 2014, date operations commenced, through August 31, 2015 for Institutional shares.

See accompanying notes.

19

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Opportunistic Municipal Fund

								Period Ended	Year Ended
								February 29, 2016	August 31, 2015
Operations
Net investment income (loss)								$1,317	$1,211
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								117	153
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								1,440	(19)
			Net Increase (Decrease) in Net Assets Resulting from Operations					2,874	1,345

Dividends and Distributions to Shareholders
From net investment income								(1,275)	(1,171)
							Total Dividends and Distributions	(1,275)	(1,171)

Capital Share Transactions
Net increase (decrease) in capital share transactions								51,462	23,023
							Total Increase (Decrease) in Net Assets	53,061	23,197

Net Assets
Beginning of period								48,750	25,553
End of period (including undistributed net investment income as set forth below)								$101,811	$48,750
Undistributed (overdistributed) net investment income (loss)								$136	$94
	Class A		Class C		Class P		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$18,424		$3,922		$34,220		$52
Reinvested	356		51		594		–
Redeemed	(2,519)		(746)		(2,892)		–
Net Increase (Decrease)	$16,261		$3,227		$31,922		$52
Shares:
Sold	1,758		375		3,272		5
Reinvested	34		5		57		–
Redeemed	(241)		(71)		(275)		–
Net Increase (Decrease)	1,551		309		3,054		5
Year Ended August 31, 2015(a)
Dollars:
Sold	$10,767		$1,310		$16,215		$10
Reinvested	381		54		120		–
Redeemed	(5,022)		(691)		(121)		–
Net Increase (Decrease)	$6,126		$673		$16,214		$10
Shares:
Sold	1,051		129		1,581		1
Reinvested	37		5		12		–
Redeemed	(492)		(68)		(12)		–
Net Increase (Decrease)	596		66		1,581		1

Distributions:
Period Ended February 29, 2016
From net investment income $	(517	) $	(164	) $	(594	) $	–
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions $	(517	) $	(164	) $	(594	) $	–
Year Ended August 31, 2015(a)
From net investment income $	(746	) $	(305	) $	(120	) $	–
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions $	(746	) $	(305	) $	(120	) $	–

(a)	Period from March 10, 2015, date operations commenced, through August 31, 2015 for Institutional shares.

See accompanying notes.

20

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Origin Emerging Markets Fund

				Period Ended	Period Ended
				February 29, 2016	August 31, 2015(a)
Operations
Net investment income (loss)				$(1,023)	$8,483
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				(77,970)	(69,773)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(20,915)	(110,448)
		Net Increase (Decrease) in Net Assets Resulting from Operations		(99,908)	(171,738)

Dividends and Distributions to Shareholders
From net investment income				(7,563)	–
			Total Dividends and Distributions	(7,563)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions				55,376	988,068
			Total Increase (Decrease) in Net Assets	(52,095)	816,330

Net Assets
Beginning of period				816,330	–
End of period (including undistributed net investment income as set forth below)				$764,235	$816,330
Undistributed (overdistributed) net investment income (loss)				$(1,024)	$7,562
	Class A	Institutional	R-6
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$183	$83,360	$–
Reinvested	2	7,559	–
Redeemed	(20)	(35,708)	–
Net Increase (Decrease)	$165	$55,211	$–
Shares:
Sold	21	10,377	–
Reinvested	–	914	–
Redeemed	(2)	(4,451)	–
Net Increase (Decrease)	19	6,840	–

Period Ended August 31, 2015(a)
Dollars:
Sold	$4,285	$1,011,795	$3,000
Redeemed	(3,965)	(24,197)	(2,850)
Net Increase (Decrease)	$320	$987,598	$150
Shares:
Sold	428	99,465	300
Redeemed	(403)	(2,539)	(290)
Net Increase (Decrease)	25	96,926	10

Distributions:
Period Ended February 29, 2016
From net investment income $	(3)	$(7,559)	$(1)
From net realized gain on
investments	–	–	–
Total Dividends and Distributions $	(3)	$(7,559)	$(1)

Period Ended August 31, 2015(a)
From net investment income $	– $	–	$–
From net realized gain on
investments	–	–	–
Total Dividends and Distributions $	–	$–	$–

(a)	Period from January 23, 2015, date operations commenced, through August 31, 2015.

See accompanying notes.

21

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Preferred Securities Fund

										Period Ended		Year Ended
										February 29, 2016		August 31, 2015
Operations
Net investment income (loss)											$119,659		$236,958
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											26,198		49,548
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(158,214)		(106,620)
		Net Increase (Decrease) in Net Assets Resulting from Operations									(12,357)		179,886

Dividends and Distributions to Shareholders
From net investment income											(124,168)		(243,775)
From net realized gain on investments											(42,753)		(83,916)
					Total Dividends and Distributions						(166,921)		(327,691)

Capital Share Transactions
Net increase (decrease) in capital share transactions											313,219		257,382
			Total Increase (Decrease) in Net Assets								133,941		109,577

Net Assets
Beginning of period											4,817,865		4,708,288
End of period (including undistributed net investment income as set forth below)											$4,951,806		$4,817,865
Undistributed (overdistributed) net investment income (loss)										$	393		$4,902
	Class A	Class C	Class J	Class P	Institutional	R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$276,521	$94,036	$10,480	$ 362,944 $	625,211	$479		$172		$657	$1,183	$537
Reinvested	22,009	16,121	1,603	28,148	35,932	49		45		123	46	130
Redeemed	(166,731)	(61,205)	(6,153)	(434,354)	(491,851)	(114)		(145)		(736)	(1,374)	(544)
Net Increase (Decrease)	$131,799	$48,952	$5,930	$ (43,262)	$169,292	$414		$72		$44	$(145)	$123
Shares:
Sold	27,189	9,265	1,051	35,978	61,774	49		17		66	117	53
Reinvested	2,173	1,593	162	2,797	3,569	5		4		12	4	13
Redeemed	(16,393)	(6,035)	(622)	(43,379)	(48,856)	(12)		(14)		(73)	(137)	(54)
Net Increase (Decrease)	12,969	4,823	591	(4,604)	16,487	42		7		5	(16)	12
Year Ended August 31, 2015
Dollars:
Sold	$340,004	$93,132	$13,048	$ 880,203	$ 1,019,963	$682		$870		$1,263	$1,874	$2,807
Reinvested	46,336	31,325	2,786	46,933	77,941	93		85		259	108	248
Redeemed	(497,001)	(134,618)	(10,586)	(504,449)	(1,148,639)	(1,151)		(203)		(1,714)	(1,595)	(2,622)
Net Increase (Decrease)	$(110,661)	$ (10,161) $	5,248	$ 422,687	$(50,735)	$(376	) $	752		$(192)	$387	$433
Shares:
Sold	32,612	8,966	1,283	85,020	98,395	66		85		123	182	273
Reinvested	4,476	3,031	275	4,564	7,567	9		8		25	11	24
Redeemed	(47,650)	(12,948)	(1,040) )	(48,878	(110,633)	(112)		(20)		(167)	(157)	(256)
Net Increase (Decrease)	(10,562)	(951)	518	40,706	(4,671)	(37)		73		(19)	36	41

Distributions:
Period Ended February 29, 2016
From net investment income	$ (18,888)	$ (16,482) $	(1,193)	$ (33,993)	$ (53,321)	$(35)		$(35)		$(90)	$(35)	$(96)
From net realized gain on
investments	(6,571)	(6,863)	(421)	(11,569)	(17,224)	(14)		(13)		(33)	(11)	(34)
Total Dividends and Distributions	$ (25,459)	$ (23,345) $	(1,614) $	(45,562) $	(70,545)	$(49)		$(48)		$(123)	$(46)	$(130)
Year Ended August 31, 2015
From net investment income	$ (39,030)	$ (32,829) $	(2,087)	$ (63,214)	$ (106,028)	$(67	) $	(64	) $	(187)	$(83)	$(186)
From net realized gain on
investments	(14,424)	(13,694)	(723)	(20,040)	(34,826)	(26)		(24)		(72)	(25)	(62)
Total Dividends and Distributions	$ (53,454) $	(46,523) $	(2,810)	$ (83,254)	$ (140,854) $	(93	) $	(88	) $	(259)	$(108)	$(248)

See accompanying notes.

22

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in dollars			Real Estate Allocation Fund

			Period Ended	Period Ended
			February 29, 2016	August 31, 2015(a)
Operations
Net investment income (loss)			$6,295	$2,941
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			3,494	(12)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(15,461)	(18,424)
		Net Increase (Decrease) in Net Assets Resulting from Operations	(5,672)	(15,495)

Dividends and Distributions to Shareholders
From net investment income			(6,875)	(1,552)
From net realized gain on investments			(56)	–
		Total Dividends and Distributions	(6,931)	(1,552)

Capital Share Transactions
Net increase (decrease) in capital share transactions			187,963	337,431
		Total Increase (Decrease) in Net Assets	175,360	320,384

Net Assets
Beginning of period			320,384	–
End of period (including undistributed net investment income as set forth below)			$495,744	$320,384
Undistributed (overdistributed) net investment income (loss)			$873	$1,453
	Class A	Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$200,455	$8,389
Reinvested	6,762	169
Redeemed	(27,812)	–
Net Increase (Decrease)	$179,405	$8,558
Shares:
Sold	20,819	881
Reinvested	696	18
Redeemed	(2,892)	–
Net Increase (Decrease)	18,623	899

Period Ended August 31, 2015(a)
Dollars:
Sold	$339,860	$10,000
Reinvested	1,479	73
Redeemed	(13,981)	–
Net Increase (Decrease)	$327,358	$10,073
Shares:
Sold	33,529	1,000
Reinvested	148	7
Redeemed	(1,386)	–
Net Increase (Decrease)	32,291	1,007

Distributions:
Period Ended February 29, 2016
From net investment income$	(6,707)	$(168)
From net realized gain on
investments	(55)	(1)
Total Dividends and Distributions$	(6,762)	$(169)

Period Ended August 31, 2015(a)
From net investment income$	(1,479)	$(73)
From net realized gain on
investments	–	–
Total Dividends and Distributions$	(1,479)	$(73)

(a)	Period from December 31, 2014, date operations commenced, through August 31, 2015.

See accompanying notes.

23

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						Real Estate Debt Income Fund

						Period Ended	Period Ended
						February 29, 2016	August 31, 2015(a)
Operations
Net investment income (loss)						$771	$926
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						(56)	(1)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						(1,677)	(932)
			Net Increase (Decrease) in Net Assets Resulting from Operations			(962)	(7)

Dividends and Distributions to Shareholders
From net investment income						(807)	(937)
					Total Dividends and Distributions	(807)	(937)

Capital Share Transactions
Net increase (decrease) in capital share transactions						559	45,502
					Total Increase (Decrease) in Net Assets	(1,210)	44,558

Net Assets
Beginning of period						44,558	–
End of period (including undistributed net investment income as set forth below)						$43,348	$44,558
Undistributed (overdistributed) net investment income (loss)						$(37)	$(1)

	Class A		Class P		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$430		$454		$146
Reinvested	4		5		7
Redeemed	(56)		(371)		(60)
Net Increase (Decrease)	$378		$88		$93
Shares:
Sold	45		47		15
Reinvested	–		–		1
Redeemed	(6)		(38)		(6)
Net Increase (Decrease)	39		9		10

Period Ended August 31, 2015(a),(b)
Dollars:
Sold	$22,658		$113		$22,857
Reinvested	1		1		6
Redeemed	(114)		–		(20)
Net Increase (Decrease)	$22,545		$114		$22,843
Shares:
Sold	2,275		12		2,294
Reinvested	–		–		1
Redeemed	(12)		–		(2)
Net Increase (Decrease)	2,263		12		2,293

Distributions:
Period Ended February 29, 2016
From net investment income $	(383	) $	(5	) $	(419)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(383	) $	(5	) $	(419)

Period Ended August 31, 2015(a),(b)
From net investment income $	(447	) $	(1	) $	(489)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(447	) $	(1	) $	(489)

(a)	Period from December 31, 2014, date operations commenced, through August 31, 2015.
(b)	Period from June 15, 2015, date operations commenced, through August 31, 2015 for Class P shares.

See accompanying notes.

24

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Small-MidCap Dividend Income Fund

								Period Ended	Year Ended
								February 29, 2016	August 31, 2015
Operations
Net investment income (loss)								$24,204	$47,582
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(5,333)	45,159
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(36,312)	(219,893)
			Net Increase (Decrease) in Net Assets Resulting from Operations					(17,441)	(127,152)

Dividends and Distributions to Shareholders
From net investment income								(25,493)	(37,522)
From net realized gain on investments								(33,794)	(35,479)
							Total Dividends and Distributions	(59,287)	(73,001)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(15,993)	596,664
							Total Increase (Decrease) in Net Assets	(92,721)	396,511

Net Assets
Beginning of period								1,719,140	1,322,629
End of period (including undistributed net investment income as set forth below)								$1,626,419	$1,719,140
Undistributed (overdistributed) net investment income (loss)								$24,574	$25,863

	Class A		Class C		Class P		Institutional
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$15,648		$12,741		$88,711		$54,863
Reinvested	4,805		3,513		17,997		30,456
Redeemed	(37,274)		(19,401)		(125,942)		(62,110)
Net Increase (Decrease)	$(16,821	) $	(3,147)		$ (19,234) $		23,209
Shares:
Sold	1,244		1,016		6,983		4,371
Reinvested	383		281		1,413		2,414
Redeemed	(2,958)		(1,569)		(9,948)		(4,914)
Net Increase (Decrease)	(1,331)		(272)		(1,552)		1,871
Year Ended August 31, 2015
Dollars:
Sold	$84,482		$67,856		$ 324,713		$447,792
Reinvested	6,909		3,627		23,766		34,344
Redeemed	(77,993)		(22,421)		(205,921)		(90,490)
Net Increase (Decrease)	$13,398		$49,062		$ 142,558		$391,646
Shares:
Sold	6,099		4,924		23,172		32,084
Reinvested	507		268		1,720		2,507
Redeemed	(5,663)		(1,650)		(14,775)		(6,610)
Net Increase (Decrease)	943		3,542		10,117		27,981

Distributions:
Period Ended February 29, 2016
From net investment income $	(2,234	) $	(1,347	) $	(8,453	) $	(13,459)
From net realized gain on
investments	(3,134)		(2,665)		(10,927)		(17,068)
Total Dividends and Distributions $	(5,368	) $	(4,012)		$ (19,380)		$ (30,527)
Year Ended August 31, 2015
From net investment income $	(3,795	) $	(1,706)		$ (13,745)		$ (18,276)
From net realized gain on
investments	(4,107)		(2,536)		(12,056)		(16,780)
Total Dividends and Distributions $	(7,902	) $	(4,242)		$ (25,801)		$(35,056)

See accompanying notes.

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Credit Opportunities Explorer Fund, Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, Global Multi-Strategy Fund, Global Opportunities Equity Hedged Fund, Global Opportunities Fund, International Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Allocation Fund, Real Estate Debt Income Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4, R-5 and R-6. Information presented in these financial statements pertains to Class A, Class C, and Class P shares. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, R-5 and R-6 classes of shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the period. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective September 10, 2014, the initial purchases of $10,000,000 of Class A and Institutional shares of Credit Opportunities Explorer Fund were made by Principal Financial Services, Inc.

Effective September 10, 2014, the initial purchases of $7,500,000 of Class A and Institutional shares of Dynamic High Yield Explorer Fund were made by Principal Financial Services, Inc.

Effective December 31, 2014, the initial purchase of $10,000 of R-6 shares of Diversified Real Asset Fund was made by Principal Management Corporation (the “Manager”).

Effective December 31, 2014, the initial purchase of $10,000 of Institutional shares of International Small Company Fund was made by the Manager.

Effective December 31, 2014, the initial purchases of $10,000 of Class A and Institutional shares of Real Estate Allocation Fund were made by the Manager.

Effective December 31, 2014, the initial purchases of $10,000,000 of Class A and Institutional shares of Real Estate Debt Income Fund were made by Principal Financial Services, Inc. On February 6, 2015, February 13, 2015, and February 20, 2015, additional purchases totaling $12,500,000 of Class A and Institutional shares were made by Principal Financial Services, Inc.

Effective January 23, 2015, the initial purchases of $4,000,000, $3,000,000 and $3,000,000 of Class A, Institutional and R-6 shares, respectively, of Origin Emerging Markets Fund were made by Principal Financial Services, Inc.

Effective March 10, 2015, the initial purchase of $10,000 of Institutional Class of Opportunistic Municipal Fund was made by the Manager.

Effective June 15, 2015, the initial purchase of $10,000 of Class P shares of Real Estate Debt Income Fund was made by the Manager.

Effective September 22, 2015, the initial purchases of $2,500,000 of Class A shares, Class P shares and Institutional shares of Global Opportunities Equity Hedged Fund were made by Principal Financial Services, Inc.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

2. Significant Accounting Policies (Continued)

Security Valuation. Real Estate Allocation Fund invests in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Real Estate Allocation Fund) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service.

Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

Global		Global Opportunities		International		Origin Emerging
Opportunities Fund		Equity Hedged Fund		Small Company Fund		Markets Fund
Euro	11.0%	Euro	10.7%	Japanese Yen	27.3%	Hong Kong Dollar	31.3%
Japanese Yen	7.9	Japanese Yen	7.6	Euro	24.7	New Taiwan Dollar	11.3
British Pound	7.4	British Pound	7.3	British Pound	20.2	South Korean Won	11.3
				Canadian Dollar	8.5
				Australian Dollar	6.0

27

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that the Real Estate Allocation Fund bears directly, the Real Estate Allocation Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Expenses included in the statement of operations of Real Estate Allocation Fund reflect the expenses of Real Estate Allocation Fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 29, 2016, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2012-2015. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

28

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended February 29, 2016, Blue Chip Fund, Global Multi-Strategy Fund, Global Opportunities Equity Hedged Fund, Global Opportunities Fund, International Small Company Fund, Preferred Securities Fund, and Real Estate Debt Income Fund each borrowed from the Facility. Blue Chip Fund, Credit Opportunities Explorer Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Small Company Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Debt Income Fund, and Small-MidCap Dividend Income Fund each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. The Funds did not borrow against the line of credit during the period ended February 29, 2016.

Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

Credit Opportunities Explorer Fund, Diversified Real Asset Fund, and Global Multi-Strategy Fund have financial instruments that are subject to Master Agreements or similar agreements.

As of February 29, 2016, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund: Credit Opportunities Explorer Fund
Financial Derivative Instruments: Over the Counter Summary

Counterparty
Barclays Bank PLC
Assets*
Total Return Swaps	$1
Total OTC	$1

Liabilities*
Total Return Swaps	$(1)
Total OTC	$(1)

Net Market Value of OTC Derivatives	$—
Collateral (Received)/Pledged	—
Net Exposure	$—

29

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

Fund: Diversified Real Asset Fund
Financial Derivative Instruments: Over the Counter Summary

									Counterparty
	BOA	BARC	BNP	CITI			DB		GOLD	HSBC	JPM			MS	RBC	RBS		UBS		Westpac	Total
Assets*
Foreign Currency
Contracts	$11	$—	$37	$166			$4,200		$11	$5	$15,713			$294	$11	$—		$62		$—	$20,510
Interest Rate Swaps	—	—	—		—		147		—	—		—		—	—		—	—		—	147
Purchased Capped
Options	—	—	—		—		2		—	—		—		—	—		—	—		—	2
Purchased Interest
Rate Swaptions	—	25	—		—		987		—	—		—		—	—		—	—		—	1,012
Total OTC	$11	$25	$37	$166			$5,336		$11	$5	$15,713			$294	$11	$—		$62		$—	$21,671

Liabilities*
Foreign Currency
Contracts	$(34)	$(269)	$—	$(161)			$(3,143)		$(82)	$(171)		$(17,928)		$(28)	$(44)	$(54)		$(264)		$(9)	$(22,187)
Interest Rate Swaps	—	(125)	—		—		(53)		—	—		—		—	—		—	—		—	(178)
Written Interest Rate
Swaptions	—	(35)	—		—		(94)		—	—		—		—	—		—	—		—	(129)
Total OTC	$(34)	$(429)	$—	$(161)			$(3,290)		$(82)	$(171)		$(17,928)		$(28)	$(44)	$(54)		$(264)		$(9)	$(22,494)

Net Market Value of
OTC Derivatives	$(23)	$(404)	$37		$5		$2,046		$(71)	$(166)	$(2,215)			$266	$(33)	$(54)		$(202)		$(9)	$(823)
Collateral
(Received)/Pledged	—	404 **	—		—		(620	)^	—	—	910		**	—	—		—	—		—	694 **
Net Exposure	$(23)	$—	$37		$5		$1,426		$(71)	$(166)	$(1,305)			$266	$(33)	$(54)		$(202)		$(9)	$(129)

Fund: Global Multi-Strategy Fund
Financial Derivative Instruments: Over the Counter Summary

									Counterparty
	BOA	BARC	BNY	CITI	CA		CS		CWBA	DB	GOLD	HSBC		ITC	JPM	ML		MS	Nomura	UBS	Total
Assets*
Credit Default Swaps	$—	$3,229	$—	$3,003		$—	$—		$—	$473	$—	$—		$—	$872	$51		$—	$—	$—	$7,628
Equity Basket Swaps	—	—	—	—	—		—		—	4,288	—	—		—	—	—		9,155	—	—	13,443
Foreign Currency
Contracts	18,754	243	1,422	5,649	—		5,210		65	211	49	113		49	706	629		96	—	2	33,198
Interest Rate Swaps	91	478	—	—	—		—		—	—	—	—		—	89	26		—	—	—	684
Purchased Interest
Rate Swaptions	—	63	—	—	—		—		—	269	—	—		—	25	232		—	—	—	589
Synthetic Futures	28	—	—	—	—		—		—	—	—	—		—	—	—		59	—	—	87
Total Return Swaps	—	—	—	511	—		—		—	—	—	—		—	—	—		—	—	—	511
Total OTC	$18,873	$4,013	$1,422	$9,163	$—		$5,210		$65	$5,241	$49	$113		$49	$1,692	$938	$9,310		$—	$2	$56,140

Liabilities*
Credit Default Swaps	$—	$(2,341)	$—	$(339)	$—		$—		$—	$—	$—	$(767)		$—	$—	$—		$—	$—	$—	$ (3,447)
Equity Basket Swaps	(60)	—	—	—	—		—		—	(597)	—	—		—	—	—		—	—	—	(657)
Foreign Currency
Contracts	(14,678)	(199)	(410)	(3,226)	(5)		(3,209)		—	—	(88)	(381)		(49)	(30)	(485)		(168)	(1)	(8,736)	(31,665)
Interest Rate Swaps	(5)	—	—	—	—		—		—	—	—	—		—	—	—		—	—	—	(5)
Synthetic Futures	(57)	—	—	—	—		—		—	—	—	—		—	—	—		(83)	—	—	(140)
Written Interest Rate
Swaptions	—	(64)	—	—	—		—		—	—	—	—		—	—	(38)		—	—	—	(102)
Total OTC	$(14,800)	$(2,604)	$(410)	$(3,565)	$ (5)		$(3,209)		$—	$(597)	$(88)	$(1,148)		$(49)	$(30)	$(523)	$(251)		$(1)	$(8,736)	$(36,016)

Net Market Value of
OTC Derivatives	$4,073	$1,409	$1,012	$5,598	$(5)		$2,001		$65	$4,644	$(39)	$(1,035)		$ —	$1,662	$ 415	$9,059		$(1)	$(8,734)	$20,124
Collateral
(Received)/Pledged	(53) ^	(700)^	—	(1,140)^	—		(1,936	)^	—	(690)^	—	767	**	—	(182)^	—		—	—	—	(3,934)^
Net Exposure	$4,020	$709	$1,012	$4,458	$(5)		$65		$65	$3,954	$(39)	$(268)		$ —	$1,480	$ 415	$9,059		$(1)	$(8,734)	$16,190

										Total Borrowings and
	Repurchase Agreement			Payable for Reverse						Other Financing					Collateral
Counterparty	Proceeds to be Received			Repurchase Agreements						Transactions					(Received)/Pledged				Net Exposure
Barclays Bank PLC		$69,592			$(75,419)						$(5,827)				$11,510					$—
Merrill Lynch		111,882			(67,446)						44,436				(53,421)					—
Mizuho Securities		8,000			(8,150)						(150)				8,142					—

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

**The Fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.

^ The counterparty has pledged cash or securities to the Fund as collateral in a segregated account which is not included in the assets of the Fund.

30

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.

Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Real Estate Allocation Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. During the period when the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

31

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

Options Contracts. During the period Global Multi-Strategy Fund, Diversified Real Asset Fund, and Preferred Securities Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the period ended February 29, 2016, were as follows:

		Notional Amount
Diversified Real Asset Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	98,056,121	79,520	$2,542
Options written	229,720,935	24,270	2,201
Options expired	(50,740,038)	(2,800)	(545)
Options closed	(174,221,878)	(43,400)	(2,319)
Options exercised	(49,400,000)	(25,160)	(877)
Balance at end of period	53,415,140	32,430	$1,002

		Notional Amount
Global Multi-Strategy Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	20,103,785	495,000	$8,097
Options written	57,822,784	61,100	15,794
Options expired	(7,900,412)	—	(237)
Options closed	(47,122,000)	(517,000)	(11,222)
Options exercised	(163)	—	(69)
Balance at end of period	22,903,994	39,100	$12,363

		Notional Amount
Preferred Securities Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	21,492	—	$12,743
Options written	146,919	—	46,433
Options expired	(73,351)	—	(18,700)
Options closed	(84,688)	—	(34,238)
Options exercised	(4,328)	—	(1,458)
Balance at end of period	6,044	—	$4,780

32

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.

Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statement of operations.

Global Master Repurchase Agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. While a reverse repurchase agreement is outstanding, the Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The following table shows a breakdown of the obligations owed by fund, security type sold and remaining maturity for the reverse repurchase agreements.

		Remaining	Payable for Reverse
Fund	Security Type	Contractual Tenor	Repurchase Agreement
Global Multi Strategy Fund	U.S. Treasury and Agency Securities	Overnight and Continuous	$67,446
Global Multi Strategy Fund	U.S. Treasury and Agency Securities	Up to 30 Days	27,301
Global Multi Strategy Fund	U.S. Treasury and Agency Securities	Greater than 90 Days	8,150
Global Multi Strategy Fund	Non–U.S. Sovereign Debt	Greater than 90 Days	27,823
Global Multi-Strategy Fund	Foreign Corporate Bond	Greater than 90 Days	20,295
	Gross amount of recognized liabilities for reverse repurchase agreements		$151,015

33

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium received for lending certain types of securities. Security lending income is shown in each fund’s statement of operations. As of February 29, 2016, the Funds had no securities on loan.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of February 29, 2016, the Funds had no unfunded loan commitments.

Short Sales. Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Credit Opportunities Explorer Fund, Diversified Real Asset Fund, and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

34

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

35

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 29, 2016 for which a Fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of February 29, 2016, counterparties had pledged collateral for swap agreements of $620,000 and $3,093,280 for the Diversified Real Asset Fund and Global Multi-Strategy Fund, respectively. The collateral is maintained in a segregated account and is not recorded in the books and records of the funds.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of Real Estate Allocation Fund, (singly, “a fund of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the fund of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, SAM Portfolios, PVC SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, Real Estate Allocation Fund, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, and PVC Diversified Income Account. Principal Real Estate Investors, LLC, (“Principal-REI”) is Sub-advisor to Real Estate Allocation Fund and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios and PVC SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, Principal-REI and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

36

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

As of February 29, 2016, the SAM Portfolios, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, PVC Multi-Asset Income Account, and Real Estate Allocation Fund owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

Fund	Total Percentage of Outstanding Shares Owned
Blue Chip Fund	94.67%
Diversified Real Asset Fund	27.76
Global Multi-Strategy Fund	58.13
Global Opportunities Fund	98.97
International Small Company Fund	21.19
Origin Emerging Markets Fund	60.92
Preferred Securities Fund	0.97
Real Estate Debt Income Fund	0.51
Small-MidCap Dividend Income Fund	31.78

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):

Derivatives not accounted for	Asset Derivatives February 29, 2016		Fair	Liability Derivatives February 29, 2016	Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Credit Opportunities Explorer Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$6*	Payables, Net Assets Consist of Net unrealized	$4	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1	Payables, Net Assets Consist of Net unrealized	$1
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$14*	Payables, Net Assets Consist of Net unrealized	$28	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	21		$33
Diversified Real Asset Fund
Foreign exchange contracts	Receivables, Net Assets Consist of Net unrealized	$ 23,939		Payables, Net Assets Consist of Net unrealized	$22,785
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$1,364*	Payables, Net Assets Consist of Net unrealized	$1,024	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	25,303		$23,809

37

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

	Asset Derivatives February 29, 2016		Liability Derivatives February 29, 2016
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Global Multi-Strategy Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized	$1,834 Payables, Net Assets Consist of Net unrealized		$361
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 38,567* Payables, Net Assets Consist of Net unrealized		$6,433	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Foreign exchange contracts	Receivables, Net Assets Consist of Net unrealized	$ 33,432 Payables, Net Assets Consist of Net unrealized		$31,882
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$8,071* Payables, Net Assets Consist of Net unrealized		$7,501	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
	Total$	81,904		$46,177
Global Opportunities Equity Hedged Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$53* Payables, Net Assets Consist of Net unrealized		$41	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Origin Emerging Markets Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$608* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Preferred Securities Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$8,074 Payables, Net Assets Consist of Net unrealized		$2,455
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures, and certain synthetic futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Credit Opportunities Explorer Fund
Credit contracts	Net realized gain (loss) from Swap	$(41)	$2
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Futures	$25	$(7)
	contracts and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Swap agreements
Interest rate contracts	Net realized gain (loss) from Futures	$(139)	$(15)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$(155)	$(20)

Diversified Real Asset Fund
Foreign exchange contracts	Net realized gain (loss) from Investment	$(7,107)	$(5,409)
	transactions, Foreign currency transactions,
	and Options and swaptions/Change in
	unrealized appreciation/(depreciation) of
	Investments, Options and swaptions, and
	Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(2,251)	$78
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$(9,358)	$(5,331)

38

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Global Multi-Strategy Fund
Credit contracts	Net realized gain (loss) from Swap	$4,517	$(1,426)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	$2,636	$6,848
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	$10,867	$(9,663)
	transactions, Foreign currency transactions,
	Futures contracts, and Options and
	swaptions /Change in unrealized
	appreciation/(depreciation) of Investments,
	Options and swaptions, and Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$1,821	$2,387
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$19,841	$(1,854)
Global Opportunities Equity Hedged Fund
Equity contracts	Net realized gain (loss) from Futures	$(60)	$12
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Origin Emerging Markets Fund
Equity contracts	Net realized gain (loss) from Futures	$(8,256)	$3,572
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Preferred Securities Fund
Interest rate contracts	Net realized gain (loss) from Investment	$(672)	$(173)
	transactions, Futures contracts, and Options
	and swaptions/Change in unrealized
	appreciation/(depreciation) of Investments
	and Options and swaptions

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Credit Opportunities Explorer Fund, Diversified Real Asset Fund, and Global Multi-Strategy Fund. The Preferred Securities Fund uses long and short U.S. Treasury futures contracts to mitigate interest rate volatility. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the periods ended February 29, 2016.

39

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

40

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

4. Fair Valuation (Continued)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3. The table below includes transfers from Level 1 to Level 2 at February 29, 2016 due to lack of exchange traded valuation data; however, observable market inputs were available to support these valuations:

Global Multi-Strategy Fund	$1,140,361
Preferred Securities Fund	26,188,361

Below are transfers from Level 2 to Level 1 at February 29, 2016 due to the resumption of trading for previous thinly traded securities:

Global Multi-Strategy Fund	$1,881,946
Preferred Securities Fund	72,612,701

The following is a summary of the inputs used as of February 29, 2016 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$1,199,775	$—	$—	$1,199,775
Investment Companies*	1,361	—	—	1,361
Total investments in securities $	1,201,136	$—	$—	$1,201,136

Credit Opportunities Explorer Fund
Bonds*	$—	$15,879	$—	$15,879
Investment Companies*	1,287	—	—	1,287
Senior Floating Rate Interests*	—	121	—	121
U.S. Government & Government Agency Obligations*	—	530	—	530
Total investments in securities $	1,287	$16,530	$—	$17,817
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$6	$—	$6
Equity Contracts**
Total Return Swaps	$—	$1	$—	$1
Interest Rate Contracts**
Futures	$14	$—	$—	$14
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(4)	$—	$(4)
Equity Contracts**
Total Return Swaps	$—	$(1)	$—	$(1)
Interest Rate Contracts**
Futures	$(28)	$—	$—	$(28)

41

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified Real Asset Fund
Bonds*	$—	$227,192	$—	$227,192
Commodity Indexed Structured Notes*	—	116,328	—	116,328
Common Stocks
Basic Materials	92,391	73,023	—	165,414
Communications	503	4,910	—	5,413
Consumer, Cyclical	18,193	5,256	—	23,449
Consumer, Non-cyclical	69,107	86,888	—	155,995
Diversified	3,229	9,250	—	12,479
Energy	605,608	13,349	—	618,957
Financial	263,466	127,870	—	391,336
Industrial	71,163	65,390	—	136,553
Utilities	114,107	66,045	—	180,152
Investment Companies*	568,957	—	—	568,957
Senior Floating Rate Interests*	—	540,602	—	540,602
U.S. Government & Government Agency Obligations*	—	470,432	—	470,432
Purchased Interest Rate Swaptions	—	1,012	—	1,012
Purchased Capped Options	—	2	—	2
Purchased Options	168	3,429	—	3,597
Total investments in securities $	1,806,892	$1,810,978	$—	$3,617,870
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$20,510	$—	$20,510
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$21	$—	$21
Futures	13	—	—	13
Interest Rate Swaps	—	147	—	147

Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(22,187)	$—	$(22,187)
Written Options	—	(598)	—	(598)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(130)	$—	$(130)
Futures	(575)	—	—	(575)
Interest Rate Swaps	—	(178)	—	(178)
Interest Rate Swaptions	—	(129)	—	(129)
Options	(11)	—	—	(11)

Dynamic High Yield Explorer Fund
Bonds*	$—	$3,819	$—	$3,819
Investment Companies*	1,324	—	—	1,324
Senior Floating Rate Interests*	—	8,599	—	8,599
Total investments in securities $	1,324	$12,418	$—	$13,742

Global Multi-Strategy Fund
Bonds*	$—	$841,770	$11,093	$852,863
Common Stocks
Basic Materials	68,313	24,004	—	92,317
Communications	111,022	14,004	—	125,026
Consumer, Cyclical	101,948	28,199	—	130,147
Consumer, Non-cyclical	274,639	40,943	—	315,582
Energy	40,165	2,209	—	42,374
Exchange Traded Funds	9,307	296	—	9,603
Financial	152,478	30,043	2,793	185,314
Industrial	109,591	36,718	—	146,309
Technology	91,471	11,451	—	102,922
Utilities	29,755	3,579	—	33,334
Convertible Bonds*	—	60,146	—	60,146
Convertible Preferred Stocks
Communications	2,167	—	264	2,431
Consumer, Cyclical	—	523	—	523
Consumer, Non-cyclical	11,276	—	—	11,276
Energy	716	—	—	716
Financial	4,781	—	—	4,781
Industrial	712	—	—	712
Technology	—	—	73	73
Utilities	4,713	—	—	4,713

42

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund (Continued)
Investment Companies*	594,250	—	—	594,250
Preferred Stocks
Communications	—	933	1,162	2,095
Financial	—	—	703	703
Industrial	—	—	116	116
Technology	—	—	306	306
Repurchase Agreements*	—	189,474	—	189,474
Senior Floating Rate Interests*	—	11,078	—	11,078
U.S. Government & Government Agency Obligations*	—	241,596	—	241,596
Purchased Interest Rate Swaptions	—	589	—	589
Purchased Options	16,138	872	—	17,010
Total investments in securities $	1,623,442	$1,538,427	$16,510	$3,178,379
Short Sales
Bonds	$—	$(64,247)	$—	$(64,247)
Common Stocks
Basic Materials	(9,735)	(1,695)	—	(11,430)
Communications	(21,791)	(3,523)	(24)	(25,338)
Consumer, Cyclical	(46,097)	(4,092)	—	(50,189)
Consumer, Non-cyclical	(81,356)	(7,913)	—	(89,269)
Diversified	(1,673)	—	—	(1,673)
Energy	(11,733)	(930)	—	(12,663)
Financial	(79,380)	(4,043)	—	(83,423)
Industrial	(37,539)	(5,050)	—	(42,589)
Technology	(36,777)	(1,773)	—	(38,550)
Utilities	(17,087)	(743)	—	(17,830)
Preferred Stocks
Basic Materials	—	(286)	—	(286)
Consumer, Cyclical	—	(59)	—	(59)
Consumer, Non-cyclical	—	(86)	—	(86)
U.S. Government & Government Agency Obligations	—	(110,279)	—	(110,279)
Total Short Sales $	(343,168)	$(204,719)	$(24)	$(547,911)

Assets
Credit Contracts**
Credit Default Swaps	$—	$7,628	$—	$7,628
Equity Contracts**
Futures	$20,124	$—	$—	$20,124
Synthetic Futures	—	75	—	75
Total Return Equity Basket Swaps	—	13,443	—	13,443
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$33,198	$—	$33,198
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$453	$—	$453
Futures	6,372	—	—	6,372
Interest Rate Swaps	—	684	—	684
Synthetic Futures	—	12	—	12
Total Return Swaps	—	511	—	511
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(3,447)	$—	$(3,447)
Equity Contracts**
Futures	$(3,599)	$—	$—	$(3,599)
Options	(8,414)	—	—	(8,414)
Synthetic Futures	—	(90)	—	(90)
Total Return Equity Basket Swaps	—	(657)	—	(657)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(31,665)	$—	$(31,665)
Written Options	—	(194)	—	(194)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(557)	$—	$(557)
Futures	(4,242)	—	—	(4,242)
Interest Rate Swaps	—	(5)	—	(5)
Interest Rate Swaptions	—	(102)	—	(102)
Options	(4,033)	—	—	(4,033)
Synthetic Futures	—	(50)	—	(50)

43

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Opportunities Equity Hedged Fund
Common Stocks
Basic Materials		$—	$85	$—	$85
Communications		401	331	—	732
Consumer, Cyclical		418	431	—	849
Consumer, Non-cyclical		1,775	621	—	2,396
Energy		184	60	—	244
Financial		767	282	—	1,049
Industrial		270	38	—	308
Technology		592	—	—	592
Utilities		197	216	—	413
Investment Companies*		425	—	—	425
	Total investments in securities $	5,029	$2,064	$—	$7,093

Assets

Equity Contracts**
Futures		$53	$—	$—	$53

Liabilities

Equity Contracts**
Futures		$(41)	$—	$—	$(41)

Global Opportunities Fund
Common Stocks
Basic Materials		$—	$14,126	$—	$14,126
Communications		66,118	55,283	—	121,401
Consumer, Cyclical		70,644	73,011	—	143,655
Consumer, Non-cyclical		294,535	106,124	—	400,659
Energy		29,874	9,734	—	39,608
Financial		126,627	46,848	—	173,475
Industrial		43,774	7,479	—	51,253
Technology		104,913	—	—	104,913
Utilities		34,368	46,847	—	81,215
Investment Companies*		65,700	—	—	65,700
	Total investments in securities $	836,553	$359,452	$—	$1,196,005

International Small Company Fund
Common Stocks
Basic Materials		$112	$572	$—	$684
Communications		68	463	—	531
Consumer, Cyclical		159	2,203	—	2,362
Consumer, Non-cyclical		—	1,860	—	1,860
Energy		217	236	—	453
Financial		177	2,280	—	2,457
Industrial		150	1,691	—	1,841
Technology		120	458	—	578
Utilities		—	290	—	290
Investment Companies*		315	—	—	315
Preferred Stocks
Industrial		—	75	—	75
	Total investments in securities $	1,318	$10,128	$—	$11,446

Opportunistic Municipal Fund
Bonds*		$—	$511	$—	$511
Common Stocks*		1,055	—	—	1,055
Municipal Bonds*		—	101,502	—	101,502
	Total investments in securities $	1,055	$102,013	$—	$103,068

44

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Origin Emerging Markets Fund
Common Stocks
Basic Materials		$—	$35,077	$—	$35,077
Communications		2,411	95,338	—	97,749
Consumer, Cyclical		21,907	61,044	—	82,951
Consumer, Non-cyclical		35,739	67,575	—	103,314
Diversified		—	7,177	—	7,177
Energy		—	30,713	—	30,713
Financial		11,394	119,697	—	131,091
Industrial		30,539	69,325	—	99,864
Technology		107,086	5,793	—	112,879
Utilities		—	26,665	—	26,665
Investment Companies*		33,130	—	—	33,130
	Total investments in securities $	242,206	$518,404	$—	$760,610
Assets
Equity Contracts**
Futures		$608	$—	$—	$608

Preferred Securities Fund
Bonds*		$—	$2,836,350	$—	$2,836,350
Convertible Bonds*		—	5,434	—	5,434
Convertible Preferred Stocks
Financial		71,458	—	—	71,458
Investment Companies*		109,473	—	—	109,473
Preferred Stocks
Communications		162,526	112,949	—	275,475
Consumer, Non-cyclical		—	24,969	—	24,969
Financial		1,259,167	88,321	—	1,347,488
Government		—	56,757	—	56,757
Industrial		38,462	—	—	38,462
Utilities		102,359	8,087	—	110,446
Purchased Options		8,074	—	—	8,074
	Total investments in securities $	1,751,519	$3,132,867	$—	$4,884,386

Liabilities
Interest Rate Contracts**
Options		$(2,455)	$—	$—	$(2,455)

Real Estate Allocation Fund
Investment Companies*		$499	$—	$—	$499
	Total investments in securities $	499	$—	$—	$499

Real Estate Debt Income Fund
Bonds*		$—	$42,318	$—	$42,318
Investment Companies*		768	—	—	768
	Total investments in securities $	768	$42,318	$—	$43,086

Small-MidCap Dividend Income Fund
Common Stocks*		$1,602,096	$—	$—	$1,602,096
Investment Companies*		21,881	—	—	21,881
	Total investments in securities $	1,623,977	$—	$—	$1,623,977

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Exchange Cleared Swaps, Futures, Foreign Currency Contracts, and Synthetic Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.

45

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

			Net Assets of Fund
	First $500	Next $500		Next $500		Over $1.5
	million		million		million		billion
Blue Chip Fund	.70%		.68%		.66%		.65%
Credit Opportunities Explorer Fund	.60		.58		.56		.55
Dynamic High Yield Explorer Fund	.65		.63		.61		.60
Global Opportunities Equity Hedged Fund	1.10		1.08		1.06		1.05
Global Opportunities Fund	.85		.83		.81		.80
International Small Company Fund	1.05		1.03		1.01		1.00
Opportunistic Municipal Fund	.50		.48		.46		.45
Origin Emerging Markets Fund	1.20		1.18		1.16		1.15
Real Estate Debt Income Fund	.55		.53		.51		.50

				Net Assets of Fund
First $500		Next $500		Next $500		Next $500		Next $1	Over $3
	million	million		million		million		billion	billion
Diversified Real Asset Fund	.85%	.83%		.81%		.80%		.79%	.78%
Global Multi-Strategy Fund	1.60	1.58		1.56		1.55		1.54	1.53
Preferred Securities Fund	.75	.73		.71		.70		.69	.68
Small-MidCap Dividend Income Fund	.80	.78		.76		.75		.74	.73

		All Net Assets
Real Estate Allocation Fund		.00%

In addition to the management fee, R-1, R-2, R-3, R-4 and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays Principal Shareholder Services, Inc. a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from September 1, 2015 through February 29, 2016
	Class A		Class C	Institutional		Expiration
Blue Chip Fund	1.35%		2.10%	.75%		December 30, 2016
Credit Opportunities Explorer Fund	1.10		N/A	.70		December 30, 2016
Diversified Real Asset Fund	1.25		2.00	.88		December 30, 2016
Dynamic High Yield Explorer Fund	1.10		N/A	.75		December 30, 2016
Global Multi-Strategy Fund	2.00		2.75	1.65		December 30, 2016
Global Opportunities Equity Hedged Fund	1.55	*	N/A	1.25	*	December 30, 2016
Global Opportunities Fund	1.50		2.25	N/A		December 30, 2016
International Small Company Fund	1.60		N/A	1.20		December 30, 2016
Opportunistic Municipal Fund	.90		1.65	.65		December 30, 2016
Origin Emerging Markets Fund	1.75		N/A	1.25		December 30, 2016
Real Estate Allocation Fund	.50		N/A	.15		December 30, 2016
Real Estate Debt Income Fund	1.00		N/A	.70		December 30, 2016
Small-MidCap Dividend Income Fund	N/A		2.15	.88		December 30, 2016

*Period from September 22, 2015 to February 29, 2016.

46

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to Class P shares on an annualized basis during the reporting period. The limits are as follows:

	Period from September 1, 2015 through February 29, 2016
	Class P		Expiration
Blue Chip Fund	.20%		December 30, 2016
Diversified Real Asset Fund	.20		December 30, 2016
Global Multi-Strategy Fund	.20		December 30, 2016
Global Opportunities Equity Hedged Fund	.20	*	December 30, 2016
Global Opportunities Fund	.20		December 30, 2016
International Small Company Fund	.20		December 30, 2016
Opportunistic Municipal Fund	.20		December 30, 2016
Preferred Securities Fund	.20		December 30, 2016
Real Estate Debt Income Fund	.20		December 30, 2016
Small-MidCap Dividend Income Fund	.20		December 30, 2016

* Period from September 22, 2015 to February 29, 2016.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4, classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .132% for Class J shares. The voluntary expense limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

47

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. The Distributor receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Credit Opportunities Explorer Fund, Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, Preferred Securities Fund, and Real Estate Debt Income Fund and 5.50% for Blue Chip Fund, Global Opportunities Equity Hedged Fund, Global Opportunities Fund, International Small Company Fund, Origin Emerging Markets Fund, Real Estate Allocation Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the period ended February 29, 2016, were as follows (amounts in thousands):

	Class A	Class C	Class J
Blue Chip Fund	$82	$3	N/A
Diversified Real Asset Fund	13	4	N/A
Global Multi-Strategy Fund	24	9	N/A
Global Opportunities Fund	5	–	N/A
International Small Company Fund	5	N/A	N/A
Opportunistic Municipal Fund	8	–	N/A
Origin Emerging Markets Fund	4	N/A	N/A
Preferred Securities Fund	243	35	$2
Real Estate Allocation Fund	4	N/A	N/A
Real Estate Debt Income Fund	1	N/A	N/A
Small-MidCap Dividend Income Fund	68	23	N/A

Affiliated Ownership. At February 29, 2016, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A Class C Class P Institutional R-6
Blue Chip Fund	–	–	–	285	N/A
Credit Opportunities Explorer Fund	1,000	N/A	N/A	1,000	N/A
Diversified Real Asset Fund	–	–	–	43,786	1
Dynamic High Yield Explorer Fund	750	N/A	N/A	750	N/A
Global Multi-Strategy Fund	–	–	–	12,525	N/A
Global Opportunities Equity Hedged Fund	250	N/A	250	250	N/A
Global Opportunities Fund	–	–	–	550	N/A
International Small Company Fund	400	N/A	350	12	N/A
Opportunistic Municipal Fund	703	703	1	1	N/A
Origin Emerging Markets Fund	9	N/A	N/A	35,056	10
Preferred Securities Fund	–	–	–	9,427	N/A
Real Estate Allocation Fund	1	N/A	N/A	1	N/A
Real Estate Debt Income Fund	2,259	N/A	1	2,278	N/A
Small-MidCap Dividend Income Fund	–	–	–	102	N/A

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $23,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 29, 2016.

48

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

6. Investment Transactions

For the period ended February 29, 2016, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Blue Chip Fund	$363,124	$368,609	$—	$—
Credit Opportunities Explorer Fund	20,612	20,478	—	—
Diversified Real Asset Fund	1,012,105	890,462	—	—
Dynamic High Yield Explorer Fund	5,866	6,424	—	—
Global Multi-Strategy Fund	1,782,397	1,765,688	414,120	388,987
Global Opportunities Equity Hedged Fund	11,370	4,420	—	—
Global Opportunities Fund	687,120	739,997	—	—
International Small Company Fund	6,340	7,250	—	—
Opportunistic Municipal Fund	64,308	16,070	—	—
Origin Emerging Markets Fund	239,805	191,195	—	—
Preferred Securities Fund	432,005	199,478	—	—
Real Estate Allocation Fund	308	115	—	—
Real Estate Debt Income Fund	8,107	6,504	—	—
Small-MidCap Dividend Income Fund	240,336	293,498	—	—

For the period ended February 29, 2016, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Credit Opportunities Explorer Fund	$532	$—	$—	$—
Diversified Real Asset Fund	242,652	134,101	—	—
Global Multi-Strategy Fund	631,158	454,229	324,372	429,829

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 29, 2016, and August 31, 2015 were as follows (amounts in thousands):

							Long-Term
	Ordinary Income			Tax-Exempt Income			Capital Gain
	2015	2014		2015	2014	^	2015	2014	*
Blue Chip Fund	$6,074	$13,424	$	— $	— $		24,036	$3,389
Credit Opportunities Explorer Fund	371	720		—	—		—	—
Diversified Real Asset Fund	36,288	50,807		—	—		—	17,623
Dynamic High Yield Explorer Fund	387	634		—	—		—	—
Global Multi-Strategy Fund	26,529	25,856		—	—		62,234	28,046
Global Opportunities Equity Hedged Fund	10	—		—	—		—	—
Global Opportunities Fund	17,170	91,280		—	—		11,153	43,405
International Small Company Fund	181	37		—	—		—	—
Opportunistic Municipal Fund	—	—		1,275	1,171		—	—
Origin Emerging Markets Fund	7,563	—		—	—		—	—
Preferred Securities Fund	124,168	239,040		—	—		42,753	88,651
Real Estate Allocation Fund	7	2		—	—		—	—
Real Estate Debt Income Fund	807	937		—	—		—	—
Small-MidCap Dividend Income Fund	25,493	40,671		—	—		33,794	32,330

^ The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

49

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of August 31, 2015, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):
							Total
	Undistributed	Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Income	Capital Gains	Capital Loss	(Depreciation)	Differences*	(Deficit)
Blue Chip Fund	$3,777	$—	$14,936	$—	$54,130	$—	$72,843
Credit Opportunities Explorer Fund	42	—	—	(402)	(805)	(106)	(1,271)
Diversified Real Asset Fund	25,729	—	—	(134,666)	(120,093)	(4)	(229,034)
Dynamic High Yield Explorer Fund	37	—	—	(324)	(638)	3	(922)
Global Multi-Strategy Fund	25,787	—	63,932	—	(35,162)	(6,684)	47,873
Global Opportunities Fund	17,168	—	11,142	—	23,829	—	52,139
International Small Company Fund	145	—	—	(669)	(11)	—	(535)
Opportunistic Municipal Fund	7	31	—	(1,555)	1,102	—	(415)
Origin Emerging Markets Fund	7,562	—	—	(70,254)	(109,045)	—	(171,737)
Preferred Securities Fund	—	—	39,543	—	268,142	3,700	311,385
Real Estate Allocation Fund	1	—	—	—	(18)	—	(17)
Real Estate Debt Income Fund	—	—	—	(1)	(933)	—	(934)
Small-MidCap Dividend Income Fund	9,107	—	33,783	—	(48,478)	—	(5,588)

*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, and defaulted securities.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2015, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	No Expiration:
				Annual
	Short-Term	Long-Term	Total	Limitations*
Credit Opportunities Explorer Fund	$126	$276	$402	$—
Diversified Real Asset Fund	134,666	—	134,666	—
Dynamic High Yield Explorer Fund	324	—	324	—
International Small Company Fund	669	—	669	—
Opportunistic Municipal Fund	1,313	242	1,555	—
Origin Emerging Markets Fund	65,637	4,617	70,254	21,061
Real Estate Debt Income Fund	1	—	1	—

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.

Late-Year Losses. A regulated investment company may elect to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At August 31, 2015, Preferred Securities Fund had an approximate late-year capital loss of $404,000.

50

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2015, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Blue Chip Fund	$(450)	$450	$—
Credit Opportunities Explorer Fund	(1)	7	(6)
Diversified Real Asset Fund	11,550	(14,256)	2,706
Dynamic High Yield Explorer Fund	10	(5)	(5)
Global Multi-Strategy Fund	33,783	(38,538)	4,755
Global Opportunities Fund	(527)	527	—
International Small Company Fund	47	(47)	—
Opportunistic Municipal Fund	(3)	3	—
Origin Emerging Markets Fund	(921)	922	(1)
Preferred Securities Fund	6,307	(7,199)	892
Real Estate Debt Income Fund	10	—	(10)
Small-MidCap Dividend Income Fund	2,879	(2,826)	(53)

Federal Income Tax Basis. At February 29, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Blue Chip Fund	$87,032	$(86,062)	$970	$1,200,166
Credit Opportunities Explorer Fund	79	(1,078)	(999)	18,816
Diversified Real Asset Fund	121,167	(395,844)	(274,677)	3,892,547
Dynamic High Yield Explorer Fund	15	(1,402)	(1,387)	15,129
Global Multi-Strategy Fund	57,103	(156,532)	(99,429)	3,277,808
Global Opportunities Equity Hedged Fund	193	(319)	(126)	7,219
Global Opportunities Fund	56,532	(57,852)	(1,320)	1,197,325
International Small Company Fund	576	(1,203)	(627)	12,073
Opportunistic Municipal Fund*	3,353	(835)	2,518	95,017
Origin Emerging Markets Fund	9,955	(143,421)	(133,466)	894,076
Preferred Securities Fund	261,895	(157,698)	104,197	4,775,804
Real Estate Allocation Fund	1	(35)	(34)	533
Real Estate Debt Income Fund	62	(2,672)	(2,610)	45,696
Small-MidCap Dividend Income Fund	163,957	(249,840)	(85,883)	1,709,860

*The Fund holds floating rate securities which are accounted for differently for GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and GAAP purposes.

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

51

     Schedule of Investments Blue Chip Fund February 29, 2016 (unaudited)

COMMON STOCKS - 99.85%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 2.76%			REITS (continued)
TransDigm Group Inc (a)	155,140	$33,135	Equinix Inc	39,737	$ 12,068
					$62,926

Banks - 4.21%			Retail - 15.84%
Wells Fargo & Co	1,078,327	50,595	AutoZone Inc (a)	16,708	12,941
			CarMax Inc (a)	549,311	25,411
			Dollar Tree Inc (a)	191,987	15,407
Beverages - 1.87%
			Starbucks Corp	758,201	44,135
Anheuser-Busch InBev SA/NV ADR	201,853	22,507
			TJX Cos Inc/The	286,251	21,211
			Walgreens Boots Alliance Inc	524,020	41,366
Chemicals - 2.33%			Yum! Brands Inc	412,055	29,862
Air Products & Chemicals Inc	120,103	15,910			$190,333
Monsanto Co	133,958	12,055
			Software - 3.48%
		$27,965	Adobe Systems Inc (a)	91,800	7,817
Commercial Services - 4.02%			Microsoft Corp	669,164	34,047
Moody's Corp	279,152	24,789			$41,864
PayPal Holdings Inc (a)	615,554	23,477	TOTAL COMMON STOCKS		$1,199,775
		$48,266	INVESTMENT COMPANIES - 0.11%	Shares Held	Value(000	's)

Diversified Financial Services - 10.28%			Publicly Traded Investment Fund - 0.11%
American Express Co	194,719	10,822	Goldman Sachs Financial Square Funds -	1,361,470	1,361
BlackRock Inc	33,914	10,580	Government Fund
FNF Group	292,359	9,642
MasterCard Inc	580,212	50,432	TOTAL INVESTMENT COMPANIES		$1,361
Visa Inc	581,808	42,117	Total Investments		$1,201,136
		$123,593	Other Assets in Excess of Liabilities, Net - 0.04%		$454
Engineering & Construction - 1.66%			TOTAL NET ASSETS - 100.00%		$1,201,590
SBA Communications Corp (a)	210,884	20,011

			(a) Non-Income Producing Security
Food - 3.48%
Mondelez International Inc	458,884	18,599
Nestle SA ADR	332,006	23,194
		$41,793	Portfolio Summary (unaudited)
			Sector		Percent
Healthcare - Products - 1.98%			Financial		34.95%
Danaher Corp	266,380	23,780	Communications		23.16%
			Consumer, Cyclical		15.84%
Insurance - 10.31%			Consumer, Non-cyclical		13.77%
Aon PLC	333,023	31,734	Industrial		5.05%
Berkshire Hathaway Inc - Class B (a)	461,369	61,902	Technology		3.48%
Markel Corp (a)	35,287	30,230	Basic Materials		2.33%
		$123,866	Energy		1.27%
			Exchange Traded Funds		0.11%
Internet - 18.20%			Other Assets in Excess of Liabilities, Net		0.04%
Alphabet Inc - A Shares (a)	19,176	13,753	TOTAL NET ASSETS		100.00%
Alphabet Inc - C Shares (a)	118,376	82,599
Amazon.com Inc (a)	124,471	68,773
Facebook Inc (a)	426,587	45,611
Liberty Ventures (a)	215,692	7,914
		$218,650

Media - 4.96%
Liberty Broadband Corp - C Shares (a)	390,813	19,685
Liberty Global PLC - C Shares (a)	1,076,875	38,725
Liberty Global Plc LiLAC - C Shares (a)	32,298	1,185
		$59,595

Miscellaneous Manufacturers - 0.63%
Colfax Corp (a)	297,134	7,521

Pharmaceuticals - 2.42%
Zoetis Inc	707,528	29,051

Pipelines - 1.27%
Kinder Morgan Inc/DE	845,133	15,288

Real Estate - 4.91%
Brookfield Asset Management Inc	1,925,506	59,036

REITS - 5.24%
American Tower Corp	551,610	50,858

See accompanying notes

52

Schedule of Investments
Credit Opportunities Explorer Fund
February 29, 2016 (unaudited)

INVESTMENT COMPANIES - 7.25%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 7.25%
BlackRock Liquidity Funds FedFund Portfolio	1,286,866	$1,287	Distribution & Wholesale - 0.23%

TOTAL INVESTMENT COMPANIES		$1,287	American Builders & Contractors Supply Co Inc
			5.75%, 12/15/2023(a)	$40	$41
	Principal
BONDS- 89.47%	Amount (000's) Value (000's)

			Diversified Financial Services - 0.26%
Aerospace & Defense - 1.43%			Credit Acceptance Corp
BAE Systems Holdings Inc			7.38%, 03/15/2023(a)	50	47
2.85%, 12/15/2020(a)	$250	$253

Agriculture - 2.84%			Electronics - 2.72%
Bunge Ltd Finance Corp			Keysight Technologies Inc
3.50%, 11/24/2020	500	504	4.55%, 10/30/2024	500	482

			Entertainment - 1.00%
Automobile Manufacturers - 0.08%			CCM Merger Inc
Navistar International Corp			9.13%, 05/01/2019(a)	75	76
8.25%, 11/01/2021	25	15
			Eldorado Resorts Inc
			7.00%, 08/01/2023	50	50
Banks- 20.93%			WMG Acquisition Corp
Barclays PLC			6.75%, 04/15/2022(a)	55	52
4.38%, 01/12/2026	400	386			$178
BPCE SA
4.63%, 07/11/2024(a)	250	236	Food- 2.72%
Citigroup Inc			BI-LO LLC / BI-LO Finance Corp
5.95%, 12/29/2049(b),(c)	400	376	9.25%, 02/15/2019(a)	50	44
			Kraft Heinz Foods Co
First Horizon National Corp			4.88%, 02/15/2025(a)	400	438
3.50%, 12/15/2020	150	149
Goldman Sachs Group Inc/The					$482
2.40%, 02/25/2021(b)	250	252
			Healthcare - Products - 0.24%
5.38%, 12/29/2049(b),(c)	300	286
			Universal Hospital Services Inc
Intesa Sanpaolo SpA			7.63%, 08/15/2020	50	43
5.71%, 01/15/2026(a)	300	286
JPMorgan Chase & Co
0.00%, 03/01/2021(b),(d),(e)	150	151	Healthcare - Services - 0.15%
1.82%, 10/29/2020(b)	250	251	Centene Escrow Corp
5.00%, 12/29/2049(b),(c)	70	65	5.63%, 02/15/2021(a)	10	10
Popular Inc			6.13%, 02/15/2024(a)	15	16
7.00%, 07/01/2019	50	48			$26
Santander UK Group Holdings PLC			Home Builders - 0.25%
3.13%, 01/08/2021	300	298	WCI Communities Inc
4.75%, 09/15/2025(a)	300	283
			6.88%, 08/15/2021	45	45
Toronto-Dominion Bank/The
1.43%, 12/14/2020(b)	250	250
Wells Fargo & Co			Insurance - 8.83%
0.00%, 03/04/2021(b),(d),(e)	150	150	American International Group Inc
1.46%, 12/07/2020(b)	250	247	3.30%, 03/01/2021	400	404
		$3,714	MetLife Inc
			10.75%, 08/01/2069	500	739
Commercial Mortgage Backed Securities - 5.98%			Prudential Financial Inc
CD 2007-CD4 Commercial Mortgage Trust			5.38%, 05/15/2045(b)	400	377
5.37%, 12/11/2049	200	203	Voya Financial Inc
COMM 2013-CCRE6 Mortgage Trust			5.65%, 05/15/2053(b)	50	47
4.17%, 03/10/2046(a),(b)	100	86
					$1,567
Commercial Mortgage Pass Through
Certificates			Media- 6.37%
4.77%, 10/15/2045(a),(b)	200	194	CCO Safari II LLC
JP Morgan Chase Commercial Mortgage			6.83%, 10/23/2055(a)	500	508
Securities Trust 2007-C1			DISH DBS Corp
6.00%, 02/15/2051(b)	200	206	6.75%, 06/01/2021	70	71
JPMBB Commercial Mortgage Securities			Time Warner Inc
Trust 2014-C24			3.88%, 01/15/2026	500	505
1.08%, 11/15/2047(b)	2,708	158	WideOpenWest Finance LLC /
4.43%, 11/15/2047(b)	225	214	WideOpenWest Capital Corp
		$1,061	10.25%, 07/15/2019	50	46
					$1,130
Computers - 5.41%
Hewlett Packard Enterprise Co			Metal Fabrication & Hardware - 0.17%
6.35%, 10/15/2045(a)	800	682	Wise Metals Intermediate Holdings LLC/Wise
Seagate HDD Cayman			Holdings Finance Corp
4.88%, 06/01/2027(a)	400	278	9.75%, PIK 10.50%, 06/15/2019 (a),(f)	95	31
		$960

See accompanying notes.

53

     Schedule of Investments Credit Opportunities Explorer Fund February 29, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value(000	's)

Miscellaneous Manufacturers - 4.16%			Transportation (continued)
General Electric Co			Navios Maritime Acquisition Corp / Navios
1.51%, 03/15/2023(b)	$750	$738	Acquisition Finance US Inc
			8.13%, 11/15/2021(a)	$120		$84
						$200
Mortgage Backed Securities - 1.62%
Fannie Mae REMICS			TOTAL BONDS			$15,879
5.61%, 02/25/2046(b)	199	50	SENIOR FLOATING RATE INTERESTS -	Principal
Ginnie Mae			0.68%	Amount (000's)	Value(000	's)
5.17%, 02/20/2045(b)	213	44
			Forest Products & Paper - 0.62%
5.17%, 02/20/2045(b)	232	50
			Caraustar Industries Inc, Term Loan B
5.67%, 07/16/2043(b)	229	44	8.00%, 05/01/2019(b)	$98		$93
5.72%, 09/20/2041(b)	227	51
			NewPage Corp, Term Loan B
6.17%, 04/16/2040(b)	207	49	9.50%, 02/05/2021(b)	74		18
		$288				$111

Oil & Gas - 3.19%			REITS- 0.06%
ConocoPhillips Co			iStar Inc, Term Loan A2
1.52%, 05/15/2022(b)	300	280	7.00%, 03/19/2017(b)	10		10
EP Energy LLC / Everest Acquisition Finance
Inc			TOTAL SENIOR FLOATING RATE INTERESTS			$121
7.75%, 09/01/2022	40	11	U.S. GOVERNMENT & GOVERNMENT	Principal
9.38%, 05/01/2020	70	20	AGENCY OBLIGATIONS - 2.99%	Amount (000's)	Value(000	's)
Exxon Mobil Corp
4.11%, 03/01/2046(d),(g)	250	250	U.S. Treasury - 2.99%
Halcon Resources Corp			1.38%, 01/31/2021	$350		$352
9.75%, 07/15/2020	55	6	1.75%, 01/31/2023	175		178
		$567				$530
			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Pharmaceuticals - 6.20%			OBLIGATIONS			$530
Baxalta Inc
5.25%, 06/23/2045(a)	300	287	Total Investments			$17,817
			Liabilities in Excess of Other Assets, Net - (0.39)%			$(70)
Forest Laboratories LLC
4.88%, 02/15/2021(a)	700	764	TOTAL NET ASSETS - 100.00%			$17,747
JLL/Delta Dutch Pledgeco BV
8.75%, PIK 9.50%, 05/01/2020(a),(f)	55	49
			(a)		Security exempt from registration under Rule 144A of the Securities Act of
		$1,100	1933. These securities may be resold in transactions exempt from
Pipelines - 4.21%			registration, normally to qualified institutional buyers. At the end of the
EnLink Midstream Partners LP			period, the value of these securities totaled $5,134 or 28.93% of net assets.
5.05%, 04/01/2045	400	238	(b)	Variable Rate. Rate shown is in effect at February 29, 2016.
Magellan Midstream Partners LP			(c)		Perpetual security. Perpetual securities pay an indefinite stream of
5.00%, 03/01/2026	100	102	interest, but they may be called by the issuer at an earlier date.
Williams Partners LP			(d)	Security purchased on a when-issued basis.
3.35%, 08/15/2022	550	407	(e) Non-Income Producing Security
		$747	(f)		Payment in kind; the issuer has the option of paying additional securities
			in lieu of cash.
REITS- 1.13%			(g)		Fair value of these investments is determined in good faith by the Manager
American Tower Corp			under procedures established and periodically reviewed by the Board of
3.30%, 02/15/2021	200	200	Directors. At the end of the period, the fair value of these securities totaled
			$250 or 1.41% of net assets.
Retail - 2.89%
BMC Stock Holdings Inc
9.00%, 09/15/2018(a)	45	45
			Portfolio Summary (unaudited)
Landry's Holdings II Inc			Sector			Percent
10.25%, 01/01/2018 (a)	120	116
			Financial			31.21%
McDonald's Corp			Consumer, Non-cyclical			12.14%
4.60%, 05/26/2045	350	352	Communications			11.08%
		$513	Industrial			9.60%
Software - 0.63%			Mortgage Securities			7.60%
Activision Blizzard Inc			Energy			7.41%
6.13%, 09/15/2023(a)	105	112	Exchange Traded Funds			7.25%
			Technology			6.04%
			Consumer, Cyclical			4.45%
Telecommunications - 4.70%			Government			2.98%
AT&T Inc			Basic Materials			0.63%
3.60%, 02/17/2023	300	305	Liabilities in Excess of Other Assets, Net			(0.39)%
Verizon Communications Inc			TOTAL NET ASSETS			100.00%
4.67%, 03/15/2055	600	530
		$835

Transportation - 1.13%
Eletson Holdings Inc
9.63%, 01/15/2022(a)	145	116

See accompanying notes.

54

Schedule of Investments
Credit Opportunities Explorer Fund
February 29, 2016 (unaudited)

Exchange Cleared Credit Default Swaps

Buy Protection
(Pay)/	Upfront	Unrealized
Receive	Expiration	Premiums	Appreciation/
Reference Entity	Fixed Rate	Date	Notional Amount	Paid/(Received)	(Depreciation)	Fair Value
CDX.NA.HY.25	(5.00)%	12/20/2020	$900	$2	$6	$	8
CDX.NA.HY.25	(5.00)%	12/20/2020	200	6	(4)	2
Total	$8	$2	$	10

Amounts in thousands

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Euro Bund 10 Year Bund; June 2016	Long	3	$533	$	535	$	2
Euro-Bobl 5 Year; June 2016	Long	7	999	1,002	3
UK 10 Year Gilt; June 2016	Long	5	847	848	1
US 10 Year Note; June 2016	Short	50	6,506	6,526	(20)
US 2 Year Note; June 2016	Short	2	438	437	1
US 5 Year Note; June 2016	Long	4	484	484	—
US Long Bond; June 2016	Long	10	1,653	1,645	(8)
US Ultra Bond; June 2016	Short	10	1,738	1,731	7
Total	$	(14)

Amounts in thousands except contracts

Total Return Swaps

Pay/Receive	Financing	Expiration	Fair Value
Counterparty (Issuer) Reference Entity	Shares	Positive Return	Rate	Date	Notional Amount	Asset	Liability
Barclays Bank PLC	Price return based on Principal Global	N/A	Receive	0.80%	03/11/2016	$100	$1	$—
Dynamic VIX Alpha Excess Return Strategy
Barclays Bank PLC	Price return based on S&P 500 Dynamic VIX	N/A	Receive	1.40%	03/11/2016	100	—	(1)
Futures Excess Return Index
Total	$1	$(1)

Amounts in thousands except contracts

See accompanying notes.

55

     Schedule of Investments Diversified Real Asset Fund February 29, 2016 (unaudited)

COMMON STOCKS - 46.72%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Agriculture - 0.21%			Energy - Alternate Sources - 0.14%
Archer-Daniels-Midland Co	106,541	$3,724	China Longyuan Power Group Corp Ltd	3,349,000	$1,832
Bunge Ltd	80,949	4,025	Ence Energia y Celulosa SA	985,616	3,063
		$7,749			$4,895

Automobile Manufacturers - 0.05%			Engineering & Construction - 1.00%
Mahindra & Mahindra Ltd	105,006	1,880	Aena SA (a),(d)	66,770	7,562
			Aeroports de Paris	10,012	1,175
			Beijing Capital International Airport Co Ltd	749,077	651
Building Materials - 0.30%			Ferrovial SA	137,922	2,657
Boise Cascade Co (a)	84,404	1,413
Builders FirstSource Inc (a)	100,798	800	Flughafen Zuerich AG	10,762	8,538
Louisiana-Pacific Corp (a)	272,326	4,327	Fraport AG Frankfurt Airport Services	37,324	2,154
			Worldwide
Norbord Inc	262,097	4,308	Grupo Aeroportuario del Centro Norte SAB de	265,851	1,262
		$10,848	CV (a)
Chemicals - 1.35%			Hopewell Highway Infrastructure Ltd	3,982,000	1,867
Agrium Inc	26,484	2,281	Japan Airport Terminal Co Ltd	30,100	1,058
CF Industries Holdings Inc	176,440	6,433	LendLease Group	242,098	2,244
			SBA Communications Corp (a)	52,787	5,009
Givaudan SA	2,547	4,756
Koninklijke DSM NV	54,966	2,704	Vinci SA	29,386	2,030
Mosaic Co/The	185,385	4,940			$36,207
Nihon Nohyaku Co Ltd	62,900	344	Food - 1.76%
Novozymes A/S	40,062	1,717	Ajinomoto Co Inc	119,000	2,916
(a)
OCI NV	51,391	933	Almarai Co - Warrants (a),(b),(c),(d)	68,670	1,246
Potash Corp of Saskatchewan Inc	65,638	1,112	Aryzta AG (a)	63,623	3,024
Potash Corp of Saskatchewan Inc	152,477	2,583	BRF SA	207,800	2,654
Symrise AG	33,716	2,150	Cal-Maine Foods Inc	57,351	3,061
Syngenta AG	29,669	11,882	China Mengniu Dairy Co Ltd	1,602,000	2,302
Tessenderlo Chemie NV (a)	130,885	4,403
			Chr Hansen Holding A/S	36,869	2,275
Yara International ASA	70,055	2,715	ConAgra Foods Inc	119,155	5,012
		$48,953	Emmi AG (a)	4,064	1,953
Commercial Services - 1.67%			Fuji Oil Holdings Inc	195,700	3,316
			Hain Celestial Group Inc/The (a)	56,134	2,075
Abertis Infraestructuras SA	671,707	10,066
Atlantia SpA	373,057	9,210	Hormel Foods Corp	135,044	5,741
Cengage Learning Holdings II Inc (a)	11,792	221	Iwatsuka Confectionery Co Ltd (b)	24,000	1,157
COSCO Pacific Ltd	2,702,000	2,825	Kato Sangyo Co Ltd	59,200	1,416
Hamburger Hafen und Logistik AG	168,447	2,319	McCormick & Co Inc/MD	40,386	3,766
Hutchison Port Holdings Trust	13,645,252	6,412	NH Foods Ltd	77,000	1,620
Macquarie Atlas Roads Group	451,935	1,518	Salmar ASA	98,159	2,024
Multi-Color Corp	38,767	1,887	Sao Martinho SA	86,400	1,052
OHL Mexico SAB de CV (a)	2,028,200	2,366	Saputo Inc	131,586	3,832
Transurban Group	2,920,035	23,608	Sysco Corp	138,230	6,100
		$60,432	Tingyi Cayman Islands Holding Corp	1,060,000	998
			Tyson Foods Inc	95,592	6,190
Consumer Products - 0.13%					$63,730
Kimberly-Clark Corp	35,745	4,658
			Forest Products & Paper - 3.22%
			Acadian Timber Corp (b)	137,147	1,955
Cosmetics & Personal Care - 0.36%			BillerudKorsnas AB	108,841	1,712
Svenska Cellulosa AB SCA	320,749	9,562	Canfor Corp (a)	710,494	7,352
Unicharm Corp	162,500	3,533	Clearwater Paper Corp (a)	48,282	1,964
		$13,095	Deltic Timber Corp	157,471	8,916
Electric - 2.10%			DS Smith PLC	436,694	2,351
American Electric Power Co Inc	35,700	2,204	Empresas CMPC SA	3,226,931	7,399
Dominion Resources Inc/VA	49,700	3,475	Fibria Celulose SA ADR	472,692	5,115
Duke Energy Corp	123,000	9,136	Holmen AB	167,242	4,894
			Interfor Corp (a)	584,677	4,719
Edison International	135,755	9,253
Electricite de France SA	121,134	1,276	International Paper Co	80,179	2,863
Enel Green Power SpA	1,201,748	2,328	Klabin SA	1,922,300	10,292
Enel Green Power SpA - Rights (a),(b),(c)	1,201,748	—	Metsa Board OYJ	266,534	1,613
Enel SpA	539,178	2,155	Mondi PLC	459,223	8,193
Eversource Energy	169,655	9,212	Nine Dragons Paper Holdings Ltd	3,172,000	2,114
			Pope Resources a Delaware LP (b)	70,006	3,708
Huadian Fuxin Energy Corp Ltd	9,042,000	1,625
Hydro One Ltd (d)	62,553	1,069	Portucel SA	283,917	950
Infraestructura Energetica Nova SAB de CV	304,521	1,193	Smurfit Kappa Group PLC	177,044	4,084
ITC Holdings Corp	56,800	2,308	Smurfit Kappa Group PLC	27,633	638
NextEra Energy Inc	72,900	8,225	Stora Enso OYJ	638,099	5,254
PG&E Corp	317,652	18,021	Sumitomo Forestry Co Ltd	250,200	2,793
Red Electrica Corp SA	55,624	4,399	Suzano Papel e Celulose SA	1,471,700	6,029
		$75,879	TFS Corp Ltd	2,542,900	3,018
			UPM-Kymmene OYJ	224,924	3,805
Electronics - 0.12%			West Fraser Timber Co Ltd	310,272	9,593
Trimble Navigation Ltd (a)	189,608	4,410	Western Forest Products Inc	3,309,915	5,137
					$116,461

See accompanying notes.

56

     Schedule of Investments Diversified Real Asset Fund February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Gas - 2.31%			Pipelines - 15.80%
Atmos Energy Corp	16,400	$1,138	APA Group	579,197	$3,591
CenterPoint Energy Inc	130,714	2,435	Buckeye Partners LP	627,580	40,391
China Gas Holdings Ltd	2,263,234	3,014	Columbia Pipeline Group Inc	362,391	6,577
Enagas SA	83,570	2,346	Columbia Pipeline Partners LP (b)	453,781	8,027
ENN Energy Holdings Ltd	803,251	3,669	Enbridge Energy Management LLC	200,629	3,348
Hong Kong & China Gas Co Ltd	2,334,036	4,102	Enbridge Energy Partners LP	541,529	8,978
National Grid PLC	1,386,115	18,513	Enbridge Inc	562,109	19,855
NiSource Inc	378,717	8,135	Energy Transfer Equity LP	2,330,314	16,312
ONE Gas Inc	55,143	3,197	Energy Transfer Partners LP	476,322	12,703
Sempra Energy	175,311	16,919	Enterprise Products Partners LP	2,016,536	47,126
Snam SpA	1,974,384	10,640	EQT Midstream Partners LP	386,634	27,695
Southwest Gas Corp	59,474	3,628	Genesis Energy LP	322,983	8,272
Western Gas Equity Partners LP	190,504	5,620	Inter Pipeline Ltd	113,220	2,077
		$83,356	Kinder Morgan Inc/DE	797,500	14,427
			Koninklijke Vopak NV	106,840	4,863
Healthcare - Services - 0.01%			Magellan Midstream Partners LP	781,742	52,830
Millennium Health LLC (a)	33,861	435
			MPLX LP	1,168,766	30,318
			ONEOK Inc	331,441	7,955
Holding Companies - Diversified - 0.35%			ONEOK Partners LP	560,503	16,473
China Merchants Holdings International Co	3,338,976	9,250	Pembina Pipeline Corp	205,872	5,124
Ltd			Phillips 66 Partners LP (b)	330,874	19,942
Empresas COPEC SA	382,961	3,229	Plains All American Pipeline LP	1,841,099	39,436
		$12,479	SemGroup Corp	29,494	560
			Shell Midstream Partners LP	445,008	15,820
Home Builders - 0.27%			Spectra Energy Corp	261,262	7,629
DR Horton Inc	78,118	2,087	Spectra Energy Partners LP (b)	564,515	26,143
Lennar Corp - A Shares	70,326	2,950	Sunoco Logistics Partners LP	1,431,808	35,280
PulteGroup Inc	130,051	2,236	Tesoro Logistics LP (b)	583,913	24,361
Toll Brothers Inc (a)	88,538	2,430
			TransCanada Corp	455,798	16,726
		$9,703	Veresen Inc	1,001,274	5,883
			Western Gas Partners LP (b)	655,894	25,718
Home Furnishings - 0.10%
Rational AG	7,150	3,547	Williams Cos Inc/The	1,060,715	16,962
					$571,402

Machinery - Diversified - 1.03%			Real Estate - 1.70%
AGCO Corp	182,327	9,023	ADO Properties SA (a),(d)	105,981	3,174
ANDRITZ AG	54,607	2,604	Aeon Mall Co Ltd	420,400	5,959
Deere & Co	139,218	11,162	CapitaLand Ltd	2,827,000	5,987
Kubota Corp	556,800	7,128	Deutsche Wohnen AG	265,229	7,002
Middleby Corp/The (a)	49,316	4,567	Fabege AB	393,985	6,094
Valmet OYJ	257,803	2,676	Mitsubishi Estate Co Ltd	338,000	6,279
		$37,160	Mitsui Fudosan Co Ltd	436,000	10,131
			New World Development Co Ltd	5,174,000	4,336
Metal Fabrication & Hardware - 0.03%			Nomura Real Estate Holdings Inc	117,700	2,107
Valmont Industries Inc	11,049	1,249	Sun Hung Kai Properties Ltd	589,750	6,611
			UNITE Group PLC/The	461,813	3,913
Oil & Gas - 0.81%					$61,593
Antero Midstream Partners LP	436,102	9,690	REITS - 9.12%
Cheniere Energy Inc (a)	84,000	3,003
			Agree Realty Corp	74,897	2,775
EQT GP Holdings LP	127,393	3,041	Alexandria Real Estate Equities Inc	74,690	5,912
Valero Energy Partners LP (b)	294,202	13,704
			American Tower Corp	237,668	21,913
		$29,438	Apartment Investment & Management Co	118,816	4,350
Oil & Gas Services - 0.37%			Assura PLC	3,885,804	2,703
Targa Resources Corp	491,881	13,222	AvalonBay Communities Inc	64,682	11,102
			Boston Properties Inc	59,146	6,751
			CatchMark Timber Trust Inc	359,925	3,833
Packaging & Containers - 0.74%			Chesapeake Lodging Trust	15,731	400
Ball Corp	64,558	4,276	Crown Castle International Corp	241,391	20,880
Crown Holdings Inc (a)	79,019	3,702	CubeSmart	264,761	7,916
FP Corp	55,800	2,132	DDR Corp	229,353	3,837
Graphic Packaging Holding Co	477,631	5,889	DiamondRock Hospitality Co	52,125	464
Huhtamaki OYJ	48,086	1,590	Duke Realty Corp	247,593	5,120
KapStone Paper and Packaging Corp	247,909	2,539	EPR Properties	77,679	4,834
Mayr Melnhof Karton AG	8,259	905	Equinix Inc	25,534	7,754
Packaging Corp of America	64,046	3,106	Equity One Inc	187,657	5,144
WestRock Co	82,065	2,771	Equity Residential	138,247	10,298
		$26,910	Essex Property Trust Inc	45,504	9,523
			Extra Space Storage Inc	8,018	659
Pharmaceuticals - 0.16%
Mead Johnson Nutrition Co	17,265	1,273	Federal Realty Investment Trust	28,134	4,166
Zoetis Inc	112,583	4,623	Fortune Real Estate Investment Trust	1,952,000	2,053
			General Growth Properties Inc	291,471	8,021
		$5,896
			Goodman Group	1,371,187	6,327
			Great Portland Estates PLC	404,824	3,916

See accompanying notes.

57

     Schedule of Investments Diversified Real Asset Fund February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
REITS (continued)
Japan Logistics Fund Inc	898	$1,948		Finance - Mortgage Loan/Banker (continued)
Japan Retail Fund Investment Corp	2,865	6,531		Fannie Mae (continued)
Klepierre	164,050	6,831		0.45%, 08/12/2016(f)		$3,000	$3,000
Link REIT	1,093,500	6,163		0.45%, 01/26/2017(f)		5,000	4,997
Mirvac Group	5,825,069	7,583		0.73%, 10/03/2016(f)		4,500	4,504
NewRiver Retail Ltd	294,732	1,334		Federal Home Loan Bank Discount Notes
Nomura Real Estate Master Fund Inc	3,626	5,036		0.16%, 03/07/2016(g)		10,000	10,000
Orix JREIT Inc	3,098	4,709		0.28%, 04/28/2016(g)		8,000	7,996
Pebblebrook Hotel Trust	18,090	491		0.30%, 03/22/2016(g)		12,000	11,998
Physicians Realty Trust	398,123	6,840		0.30%, 03/28/2016(g)		10,000	9,998
Potlatch Corp	324,483	8,579		0.30%, 05/20/2016(g)		6,000	5,995
Prologis Inc	172,798	6,646		0.55%, 02/10/2017(g)		10,000	9,951
Public Storage	43,060	10,743		Federal Home Loan Banks
Rayonier Inc	766,595	16,735		0.40%, 06/17/2016		4,700	4,699
Regency Centers Corp	46,037	3,249		Freddie Mac
Simon Property Group Inc	119,853	22,740		0.43%, 07/21/2016(f)		7,000	6,999
SL Green Realty Corp	43,465	3,833		0.43%, 01/12/2017(f)		6,000	5,996
STORE Capital Corp	147,840	3,570		0.43%, 01/13/2017(f)		6,000	5,997
Sun Communities Inc	67,607	4,566		0.48%, 04/27/2017(f)		6,500	6,495
Sunstone Hotel Investors Inc	183,583	2,368		0.56%, 07/21/2017(f)		9,000	9,000
Tanger Factory Outlet Centers Inc	19,477	625		1.00%, 01/29/2018		5,000	5,000
Welltower Inc	62,562	3,990		1.05%, 02/26/2018		9,600	9,597
Westfield Corp	1,201,160	8,543		1.10%, 02/26/2018		3,000	2,998
Weyerhaeuser Co	879,088	22,839		1.50%, 02/22/2018		9,300	9,336
Workspace Group PLC	258,844	2,600		Freddie Mac Discount Notes
		$329,743		0.28%, 05/12/2016(g)		7,500	7,495
				0.48%, 04/08/2016(g)		15,000	14,992
Storage & Warehousing - 0.05%							$167,023
Safestore Holdings PLC	375,985	1,709
				Media- 0.01%

Telecommunications - 0.15%				iHeartCommunications Inc
Intelsat SA (a)	292,400	503		9.00%, 12/15/2019		523	369
SES SA	187,269	4,910
		$5,413		Sovereign - 0.80%
				Bundesrepublik Deutschland Bundesobligation
Textiles - 0.18%				Inflation Linked Bond
Mohawk Industries Inc (a)	36,776	6,610
				0.75%, 04/15/2018	EUR	1,195	1,328
				Deutsche Bundesrepublik Inflation Linked
Transportation - 0.55%				Bond
East Japan Railway Co	26,536	2,324		0.10%, 04/15/2023		5,134	5,893
Groupe Eurotunnel SE	1,603,805	16,095		1.50%, 04/15/2016		6	6
Prumo Logistica SA (a)	595,640	1,350		Italy Buoni Poliennali Del Tesoro
		$19,769		1.25%, 09/15/2032(d)		543	591
				2.10%, 09/15/2016		11	12
Water- 0.58%				2.35%, 09/15/2024(d)		4,581	5,622
American Water Works Co Inc	137,905	8,939		2.55%, 09/15/2041		608	820
Pennon Group PLC	635,775	7,169		2.60%, 09/15/2023		297	370
United Utilities Group PLC	375,004	4,809		Japanese Government CPI Linked Bond
		$20,917		0.10%, 09/10/2024	JPY	844,155	7,767
TOTAL COMMON STOCKS		$1,689,748		0.10%, 03/10/2025		288,588	2,652
INVESTMENT COMPANIES - 15.73%	Shares Held	Value(000	's)	New Zealand Government Bond
				3.08%, 09/20/2030(f)	NZD	5,167	3,846
Publicly Traded Investment Fund - 15.73%
BlackRock Liquidity Funds FedFund Portfolio	8,963,896	8,964					$28,907
Cash Account Trust - Government & Agency	103,396,624	103,396		TOTAL BONDS			$227,192
Portfolio - Government Cash Managed				COMMODITY INDEXED STRUCTURED	Principal
Morgan Stanley Institutional Liquidity Funds -	456,596,580	456,597		NOTES- 3.21%	Amount (000's) Value (000's)
Government Portfolio				Banks- 2.71%
		$568,957		BNP Paribas SA; Dow Jones - UBS
TOTAL INVESTMENT COMPANIES		$568,957		Commodity Index Linked Note
	Principal			0.42%, 03/20/2017(d),(f)		$9,300	9,972
BONDS- 6.28%	Amount (000's)	Value(000	's)	0.42%, 03/27/2017(d),(f)		5,000	5,428

Federal & Federally Sponsored Credit - 0.85%				Canadian Imperial Bank of Commerce/New
Federal Farm Credit Banks				York NY; Dow Jones - UBS Commodity
0.00%, 08/01/2017(a),(e),(f)	$6,700	$6,699		Index Linked Note
				0.29%, 02/21/2017(d),(f)		5,400	4,975
0.48%, 05/26/2017(f)	4,200	4,193
				0.33%, 01/30/2017(d),(f)		2,500	2,062
0.65%, 05/30/2017(f)	10,000	10,003
0.68%, 02/01/2018(f)	10,000	9,998		Deutsche Bank AG/London; Dow Jones - UBS
				Commodity Index Linked Note
		$30,893		0.29%, 12/15/2016(d),(f)		8,500	5,858
Finance - Mortgage Loan/Banker - 4.62%				0.29%, 02/14/2017(d),(f)		2,400	2,211
Fannie Mae				0.29%, 02/14/2017(d),(f)		6,900	6,714
0.44%, 09/08/2017(f)	10,000	9,980

See accompanying notes.

58

     Schedule of Investments Diversified Real Asset Fund February 29, 2016 (unaudited)

COMMODITY INDEXED STRUCTURED	Principal		SENIOR FLOATING RATE INTERESTS	Principal
NOTES (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Banks (continued)			Beverages - 0.19%
JPMorgan Chase Bank NA; Dow Jones - UBS			DE Master Blenders 1753 NV, Term Loan B
Commodity Index Linked Note			4.25%, 07/02/2021(f)	$4,365	$4,270
0.42%, 03/02/2017(d),(f)	$5,400	$5,107	Maple Holdings Acquisition Corp, Term
0.42%, 03/02/2017(d),(f)	9,100	8,514	Loan
Royal Bank of Canada; Dow Jones - UBS			0.00%, 01/21/2023(f),(h)	2,500	2,451
Commodity Index Linked Note					$6,721
0.33%, 01/11/2017(d),(f)	3,900	3,217
0.33%, 02/13/2017(d),(f)	7,600	7,092	Building Materials - 0.09%
0.33%, 02/28/2017(d),(f)	4,500	4,812	Headwaters Inc, Term Loan B
			4.50%, 03/11/2022(f)	2,488	2,483
Societe Generale SA; Dow Jones - UBS
Commodity Index Linked Note			Quikrete Holdings Inc, Term Loan B
			4.00%, 09/18/2020(f)	945	920
0.43%, 02/06/2017(d),(f)	15,000	13,160
0.43%, 03/06/2017(d),(f)	3,400	3,738			$3,403
0.43%, 03/06/2017(d),(f)	6,300	6,771
			Chemicals - 0.05%
UBS AG; Dow Jones - UBS Commodity			Axalta Coating Systems US Holdings Inc,
Index Linked Note			Term Loan B
0.44%, 12/27/2016(f)	2,000	1,584	3.75%, 02/01/2020(f)	447	441
0.47%, 03/13/2017(f)	3,700	3,968	Minerals Technologies Inc, Term Loan B2
0.47%, 03/31/2017(f)	2,700	2,994	4.75%, 05/09/2021(f)	1,305	1,253
		$98,177			$1,694

Supranational Bank - 0.50%			Commercial Services - 0.76%
International Bank for Reconstruction &			Brand Energy & Infrastructure Services Inc,
Development; Dow Jones - UBS Commodity			Term Loan B
Index Linked Note			4.75%, 11/20/2020(f)	912	839
0.60%, 01/19/2017(f)	24,000	18,151
			Ceridian HCM Holding Inc, Term Loan B2
			4.50%, 09/15/2020(f)	1,073	947
TOTAL COMMODITY INDEXED STRUCTURED NOTES $		116,328	Harland Clarke Holdings Corp, Term Loan
SENIOR FLOATING RATE INTERESTS - Principal			B2
14.95%	Amount (000's) Value (000's)		5.86%, 06/30/2017(f)	422	393

			Harland Clarke Holdings Corp, Term Loan
Advertising - 0.15%			B3
Acosta Inc, Term Loan B			7.00%, 04/26/2018(f)	3,645	3,372
4.25%, 09/26/2021(f)	$1,321	$1,242
			Harland Clarke Holdings Corp, Term Loan
Advantage Sales & Marketing Inc, Term			B4
Loan			6.00%, 08/30/2019(f)	950	843
7.50%, 07/21/2022(b),(f)	1,000	823
			iQor US Inc, Term Loan B
Advantage Sales & Marketing Inc, Term Loan			6.00%, 02/19/2021(b),(f)	2,741	2,124
B
4.25%, 07/21/2021(f)	2,026	1,921	Laureate Education Inc, Term Loan B
			5.00%, 06/16/2018(f)	123	92
Checkout Holding Corp, Term Loan B
4.50%, 04/03/2021(f)	1,724	1,310	Pharmaceutical Product Development LLC,
			Term Loan B
		$5,296	4.25%, 08/05/2022(f)	4,386	4,275
Aerospace & Defense - 0.23%			ServiceMaster Co LLC/The, Term Loan B
B/E Aerospace Inc, Term Loan B			4.25%, 06/25/2021(f)	10,731	10,633
4.00%, 11/19/2021(f)	2,674	2,673	Truven Health Analytics Inc, Term Loan B
Sequa Corp, Term Loan B			4.50%, 05/25/2019(f)	2,745	2,733
5.25%, 05/29/2017(f)	2,844	1,678	USAGM HoldCo LLC, Term Loan
TransDigm Inc, Term Loan D			4.75%, 07/27/2022(f)	1,500	1,400
3.75%, 05/21/2021(f)	4,188	3,996			$27,651
		$8,347
			Computers - 0.11%
Airlines - 0.36%			CSRA Inc, Term Loan B
American Airlines Inc, Term Loan B			3.75%, 10/06/2022(f)	2,000	1,994
3.25%, 06/27/2020(f)	3,448	3,382	Riverbed Technology Inc, Term Loan B
3.50%, 10/10/2021(f)	2,772	2,737	6.00%, 02/25/2022(f)	1,985	1,942
American Airlines Inc, Term Loan B1					$3,936
3.50%, 05/23/2019(f)	2,207	2,186
Delta Air Lines Inc, Term Loan B1			Consumer Products - 0.40%
3.25%, 10/18/2018(f)	2,673	2,668	Dell International LLC, Term Loan B2
			4.00%, 04/29/2020(f)	10,615	10,560
Delta Air Lines Inc, Term Loan B2
2.69%, 04/18/2016(f)	1,980	1,976	Dell International LLC, Term Loan C
			3.75%, 09/24/2018(f)	1,645	1,641
		$12,949
			Prestige Brands Inc, Term Loan B3
Automobile Manufacturers - 0.30%			3.50%, 09/03/2021(f)	730	728
FCA US LLC, Term Loan B			Spectrum Brands Inc, Term Loan
3.25%, 12/05/2018(f)	11,089	10,983	3.50%, 06/16/2022(f)	1,688	1,683
					$14,612

Automobile Parts & Equipment - 0.05%			Distribution & Wholesale - 0.16%
Allison Transmission Inc, Term Loan B3			HD Supply Inc, Term Loan
3.50%, 09/23/2019(f)	1,985	1,977	3.75%, 08/06/2021(f)	4,331	4,235

See accompanying notes.

59

Schedule of Investments
Diversified Real Asset Fund
February 29, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Distribution & Wholesale (continued)			Food (continued)
Univar USA Inc, Term Loan B			SUPERVALU Inc, Term Loan
4.25%, 06/24/2022(f)	$1,632	$1,550	4.50%, 03/21/2019(f)	$4,913	$4,622
		$5,785	US Foods Inc, Term Loan B
			4.50%, 05/31/2019(f)	8,939	8,814
Diversified Financial Services - 0.24%			Wilton Brands LLC, Term Loan
AlixPartners LLP, Term Loan B			8.50%, 08/22/2018(b),(f)	1,155	1,063
4.50%, 07/22/2022(f)	1,247	1,233
					$37,372
Clipper Acquisitions Corp, Term Loan B1
3.00%, 02/06/2020(f)	1,940	1,894	Gas- 0.00%
Delos Finance Sarl, Term Loan B			Southcross Holdings Borrower LP, Term
3.50%, 02/26/2021(f)	1,250	1,240	Loan
TransFirst Inc, Term Loan B1			6.00%, 07/29/2021(b),(f)	244	37
4.75%, 11/12/2021(f)	2,723	2,717

Walter Investment Management Corp, Term			Healthcare - Products - 0.80%
Loan
4.75%, 12/11/2020(f)	2,110	1,737	Alere Inc, Term Loan B
			4.25%, 06/10/2022(f)	1,484	1,480
		$8,821	Carestream Health Inc, Term Loan
Electric - 0.24%			9.50%, 12/15/2019(f)	729	554
Calpine Corp, Delay-Draw Term Loan DD			Carestream Health Inc, Term Loan B
4.00%, 10/30/2020(f)	1,718	1,651	5.00%, 06/05/2019(b),(f)	4,685	3,967
EFS Cogen Holdings I LLC, Term Loan B			ConvaTec Inc, Term Loan B
3.75%, 12/17/2020(f)	1,417	1,384	4.25%, 12/22/2016(f)	6,965	6,782
Energy Future Intermediate Holding Co LLC,			DJO Finance LLC, Term Loan B
DIP Term Loan			4.25%, 06/24/2020(f)	1,741	1,674
4.25%, 06/19/2016(f)	5,500	5,471	Kinetic Concepts Inc, Term Loan E1
		$8,506	4.50%, 05/04/2018(f)	12,176	11,878
			Sterigenics-Nordion Holdings LLC, Term
Electronics - 0.07%			Loan B
TTM Technologies Inc, Term Loan			4.25%, 05/06/2022(f)	2,743	2,633
6.00%, 05/07/2021(f)	2,669	2,523
					$28,968

Engineering & Construction - 0.04%			Healthcare - Services - 0.66%
AECOM, Term Loan B			Ardent Legacy Acquisitions Inc, Term Loan B
3.75%, 09/17/2021(f)	1,506	1,503
			6.50%, 07/30/2021(f)	247	245
			CHS/Community Health Systems Inc, Term
Entertainment - 0.48%			Loan F
CCM Merger Inc, Term Loan B			3.65%, 01/25/2018(f)	32	31
4.50%, 07/30/2021(f)	1,578	1,567	CHS/Community Health Systems Inc, Term
Delta 2 Lux Sarl, Term Loan B			Loan G
7.75%, 07/29/2022(f)	2,250	1,933	3.75%, 12/13/2019(f)	2,827	2,693
Delta 2 Lux Sarl, Term Loan B3			CHS/Community Health Systems Inc, Term
4.75%, 07/30/2021(f)	5,368	4,966	Loan H
Pinnacle Entertainment Inc, Term Loan B2			4.00%, 01/14/2021(f)	5,656	5,368
3.75%, 08/05/2020(f)	247	246	DaVita HealthCare Partners Inc, Term Loan
SGMS Escrow Corp, Term Loan B2			B
6.00%, 09/17/2021(f)	5,683	5,192	3.50%, 06/24/2021(f)	1,691	1,688
William Morris Endeavor Entertainment LLC,			Drumm Investors LLC, Term Loan
Term Loan B			6.75%, 05/04/2018(f)	2,299	2,238
5.25%, 05/06/2021(f)	2,218	2,120	Genesis Healthcare DE LLC, Term Loan B
WMG Acquisition Corp, Term Loan B			10.00%, 10/02/2017 (f)	541	536
3.75%, 07/07/2020(f)	1,298	1,242	HCA Inc, Term Loan B5
		$17,266	3.18%, 05/30/2017(f)	4,215	4,210
			Heartland Dental LLC, Term Loan
Environmental Control - 0.07%			5.50%, 12/21/2018(f)	2,929	2,694
Advanced Disposal Services Inc, Term Loan			IASIS Healthcare LLC, Term Loan B2
B2			4.50%, 05/03/2018(f)	4,148	4,031
3.75%, 10/09/2019(f)	702	681
			LHP Operations Co LLC, Term Loan B
Tervita Corp, Term Loan B			9.00%, 06/29/2018(f)	268	260
6.25%, 05/14/2018(f)	2,699	2,025
					$23,994
		$2,706
			Holding Companies - Diversified - 0.28%
Food- 1.03%
Albertsons LLC, Term Loan B2			Emerald Expositions Holding Inc, Term Loan B
(f)
5.50%, 05/21/2019	4,925	4,859	4.75%, 06/17/2020(f)	3,052	2,973
Albertsons LLC, Term Loan B3			MGOC Inc, Term Loan B
5.12%, 08/04/2019(f)	963	943	4.00%, 07/30/2020(f)	3,035	3,027
Albertsons LLC, Term Loan B4
5.50%, 08/11/2021(f)	14,540	14,189	Travelport Finance Luxembourg Sarl, Term
			Loan B
Pinnacle Foods Finance LLC, Term Loan G			5.75%, 08/13/2021(f)	4,442	4,298
3.00%, 04/29/2020(f)	2,425	2,399
					$10,298
Pinnacle Foods Finance LLC, Term Loan H
3.00%, 04/29/2020(f)	489	483

See accompanying notes.

60

Schedule of Investments
Diversified Real Asset Fund
February 29, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Insurance - 0.05%			Media- 2.00%
HUB International Ltd, Term Loan B			Altice US Finance I Corp, Term Loan B
4.00%, 09/17/2020(f)	$1,721	$1,642	4.25%, 12/14/2022(f)	$6,146	$6,018
			CCO Safari III LLC, Term Loan I
			3.50%, 01/23/2023(f)	5,000	4,969
Internet - 0.18%

EIG Investors Corp, Term Loan B			Cengage Learning Acquisitions Inc, Term
6.23%, 11/09/2019(b),(f)	2,132	1,977	Loan EXIT
			7.00%, 03/06/2020(f)	5,040	4,834
Tibco Software Inc, Term Loan
6.48%, 11/25/2020(f)	4,620	4,065	Cequel Communications LLC, Term Loan B
			3.81%, 02/10/2019(f)	332	324
VFH Parent LLC, Term Loan B
5.25%, 11/05/2019(f)	305	304	Cumulus Media Holdings Inc, Term Loan B
			4.25%, 12/18/2020(f)	11,936	7,699
Zayo Group LLC, Term Loan B
3.75%, 05/06/2021(f)	150	148	Gray Television Inc, Term Loan B
			3.94%, 06/10/2021(f)	594	587
		$6,494	Houghton Mifflin Harcourt Publishers Inc,
Investment Companies - 0.04%			Term Loan B
American Capital Ltd, Term Loan B			4.00%, 05/11/2021(f)	1,990	1,933
3.50%, 08/22/2017(f)	324	321	iHeartCommunications Inc, Term Loan D-
New Millennium Holdco Inc, Term Loan			EXT
7.50%, 12/21/2020(f)	1,159	1,052	7.18%, 01/22/2019(f)	21,205	13,872
		$1,373	iHeartCommunications Inc, Term Loan E
			7.93%, 07/30/2019(f)	2,986	1,939
Leisure Products & Services - 0.14%			McGraw-Hill Global Education Holdings
Bombardier Recreational Products Inc, Term			LLC, Term Loan
Loan B			4.75%, 03/22/2019(f)	2,745	2,686
3.75%, 01/23/2019(f)	966	936
			Mediacom Illinois LLC, Delay-Draw Term
			Loan G-DD
Equinox Holdings Inc, Term Loan B(f)
5.00%, 01/31/2020	1,216	1,192	3.50%, 06/18/2021(f)	494	487

Life Time Fitness Inc, Term Loan B(f)			MTL Publishing LLC, Term Loan B3
4.25%, 06/03/2022	1,990	1,905	4.00%, 08/12/2022(f)	3,045	2,968
Sabre GLBL Inc, Term Loan B2			Numericable US LLC, Term Loan B1
4.00%, 02/19/2019(f)	978	968	4.50%, 04/23/2020(f)	4,743	4,562
		$5,001	Numericable US LLC, Term Loan B2
			4.50%, 04/23/2020(f)	3,922	3,773
Leisure Time - 0.04%
Planet Fitness, Term Loan			Springer Science+Business Media GmbH,
4.75%, 03/26/2021(f)	1,243	1,218	Term Loan B9
			4.75%, 08/14/2020(f)	1,637	1,508
Sabre GLBL Inc, Term Loan C
3.50%, 02/15/2018(f)	180	179	Tribune Media Co, Term Loan B
			3.75%, 12/27/2020(f)	4,158	4,113
		$1,397
			Virgin Media Investment Holdings Ltd, Term
Lodging - 0.48%			Loan F
Boyd Gaming Corp, Term Loan B			3.50%, 06/07/2023(f)	1,404	1,358
3.96%, 08/07/2020(f)	1,836	1,826	WideOpenWest Finance LLC, Term Loan B
CityCenter Holdings LLC, Term Loan B			4.50%, 04/01/2019(f)	3,155	3,025
4.27%, 10/09/2020(f)	2,208	2,194	Ziggo BV, Delay-Draw Term Loan B3-DD
Hilton Worldwide Finance LLC, Term Loan			3.60%, 01/15/2022(f)	2,210	2,120
B			Ziggo BV, Term Loan B1
3.50%, 09/23/2020(f)	9,282	9,246	3.50%, 01/15/2022(f)	2,099	2,014
Intrawest Operations Group LLC, Term Loan			Ziggo BV, Term Loan B2
B			3.51%, 01/15/2022(f)	1,441	1,383
4.75%, 11/26/2020(f)	1,086	1,052			$72,172
MGM Resorts International, Term Loan B
3.50%, 12/13/2019(f)	2,912	2,884	Miscellaneous Manufacturers - 0.05%
		$17,202	Gates Global LLC, Term Loan
			4.25%, 06/11/2021(f)	2,067	1,816
Machinery - Construction & Mining - 0.02%
North American Lifting Holdings Inc, Term
Loan			Oil & Gas - 0.05%
5.50%, 11/26/2020(f)	1,039	767	Drillships Financing Holding Inc, Term Loan
			B1
			6.00%, 02/02/2021(f)	2,220	627
Machinery - Diversified - 0.24%			Fieldwood Energy LLC, Term Loan
Onex Wizard Acquisition Co I SARL, Term			8.38%, 09/20/2020(f)	1,409	190
Loan B			Seadrill Operating LP, Term Loan B
4.25%, 02/03/2022(f)	248	241	4.00%, 02/12/2021(f)	1,071	442
RBS Global Inc, Term Loan B			Vantage Drilling International, Term Loan B
4.00%, 05/14/2020(f)	2,454	2,345	0.00%, 03/22/2019(a),(f)	901	136
Xerium Technologies Inc, Term Loan B			Western Refining Inc, Term Loan B
6.25%, 05/02/2019(f)	2,516	2,447	4.25%, 11/25/2020(f)	559	488
Zebra Technologies Corp, Term Loan B					$1,883
4.75%, 09/30/2021(f)	3,485	3,502
		$8,535	Packaging & Containers - 0.08%
			BWAY Holding Co, Term Loan B
			5.50%, 08/07/2020(f)	3,184	3,009

See accompanying notes.

61

Schedule of Investments
Diversified Real Asset Fund
February 29, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Pharmaceuticals - 0.71%			Retail (continued)
Catalent Pharma Solutions Inc, Term Loan B			Rite Aid Corp, Term Loan 2
4.25%, 05/07/2021(f)	$6,308	$6,241	4.88%, 06/11/2021(f)	$2,750	$2,740
DPx Holdings BV, Term Loan B			Serta Simmons Bedding LLC, Term Loan B
4.25%, 01/22/2021(f)	2,218	2,102	4.25%, 10/01/2019(f)	664	656
Endo Luxembourg Finance I Co Sarl, Term			Staples Inc, Term Loan B
Loan B			0.00%, 04/23/2021(f),(h)	1,000	992
3.75%, 06/24/2022(f)	3,000	2,964			$48,213
Grifols Worldwide Operations USA Inc, Term
Loan B			Semiconductors - 0.66%
3.43%, 03/05/2021(f)	820	817	Avago Technologies Cayman Finance Ltd,
			Term Loan B1
PRA Holdings Inc, Term Loan			4.25%, 11/11/2022(f)	15,000	14,782
4.50%, 09/18/2020(f)	4,361	4,335
			Microsemi Corp, Term Loan B
Valeant Pharmaceuticals International Inc,			5.25%, 12/17/2022(f)	2,912	2,907
Term Loan BD2
3.50%, 02/13/2019(f)	250	234	NXP BV, Term Loan B
			3.75%, 11/05/2020(f)	3,000	2,991
Valeant Pharmaceuticals International Inc,
Term Loan BE1			NXP BV, Term Loan D
			3.25%, 01/10/2020(f)	3,139	3,080
3.75%, 06/26/2020(f)	6,053	5,648
Valeant Pharmaceuticals International Inc,					$23,760
Term Loan BF1			Software - 1.24%
4.00%, 03/11/2022(f)	2,803	2,617	Blackboard Inc, Term Loan B3
Vizient Inc, Term Loan B			4.75%, 10/04/2018(f)	3,496	3,107
6.25%, 02/09/2023(f)	750	745
			BMC Software Finance Inc, Term Loan B
		$25,703	5.00%, 08/07/2020(f)	5,520	4,399
			Compuware Corp, Term Loan B2
Real Estate - 0.15%			6.25%, 12/10/2021(f)	4,916	4,372
Capital Automotive LP, Term Loan
6.00%, 04/18/2020(f)	1,861	1,815	Emdeon Inc, Term Loan B2
			3.75%, 11/02/2018(f)	3,134	3,065
Capital Automotive LP, Term Loan B
4.00%, 04/05/2019(f)	1,050	1,047	First Data Corp, Term Loan C1
			3.93%, 03/23/2018(f)	11,000	10,851
Realogy Group LLC, Term Loan B
3.75%, 03/05/2020(f)	2,437	2,412	Genesys Telecommunications Laboratories
			Inc, Term Loan
		$5,274	4.50%, 11/04/2020(f)	1,960	1,908
REITS- 0.25%			Infor US Inc, Term Loan B5
Communications Sales & Leasing Inc, Term			3.75%, 06/03/2020(f)	3,197	2,944
Loan B			Informatica LLC, Term Loan B
5.00%, 10/14/2022(f)	8,955	8,314	4.50%, 06/03/2022(f)	998	937
Starwood Property Trust Inc, Term Loan B			MA FinanceCo LLC, Term Loan B
3.50%, 04/17/2020(f)	721	699	5.25%, 10/07/2021(f)	350	334
		$9,013	MA FinanceCo LLC, Term Loan C
			4.50%, 10/07/2021(f)	555	529
Retail - 1.33%			Magic Newco LLC, Term Loan B
1011778 BC ULC, Term Loan B2			5.41%, 12/02/2018(f)	2,192	2,182
3.75%, 12/10/2021(f)	14,758	14,670
			Sophia LP, Term Loan B
Academy Ltd, Term Loan B			4.75%, 09/22/2016(f)	5,116	4,902
5.00%, 06/16/2022(f)	1,915	1,763
			SS&C European Holdings SARL, Term Loan
Bass Pro Group LLC, Term Loan B			B2
4.00%, 06/05/2020(f)	993	932
			4.02%, 06/29/2022(f)	665	659
Belk Inc, Term Loan B
5.75%, 11/18/2022(f)	2,000	1,700	SS&C Technologies Inc, Term Loan B1
			4.02%, 06/29/2022(f)	4,612	4,571
BJ's Wholesale Club Inc, Term Loan
8.50%, 03/21/2020(f)	250	206			$44,760
BJ's Wholesale Club Inc, Term Loan B			Telecommunications - 0.35%
4.50%, 09/26/2019(f)	3,526	3,347	Avaya Inc, Term Loan B3
Dollar Tree Inc, Term Loan B1			5.12%, 10/26/2017(f)	1,659	1,165
3.50%, 05/26/2022(f)	3,572	3,573	Avaya Inc, Term Loan B6
Dollar Tree Inc, Term Loan B2			6.50%, 03/31/2018(f)	2,621	1,755
4.19%, 05/26/2022(f)	1,300	1,294	Avaya Inc, Term Loan B7
Hudson's Bay Co, Term Loan B			6.25%, 04/30/2020(f)	248	145
4.75%, 08/12/2022(f)	1,152	1,144	Cincinnati Bell Inc, Term Loan B
Jo-Ann Stores LLC, Term Loan			4.00%, 08/20/2020(f)	978	934
4.00%, 03/19/2018(f)	1,856	1,717	CommScope Inc, Term Loan B
Michaels Stores Inc, Term Loan B			3.83%, 12/29/2022(f)	1,081	1,071
3.75%, 01/24/2020(f)	1,037	1,024	FairPoint Communications Inc, Term Loan B
PET Acquisition Merger Sub LLC, Term Loan			7.50%, 02/14/2019(f)	3,892	3,776
B1			Intelsat Jackson Holdings SA, Term Loan B2
5.75%, 01/15/2023(f)	3,802	3,723	3.75%, 06/30/2019(f)	738	656
PetSmart Inc, Term Loan B			Syniverse Holdings Inc, Term Loan B
4.25%, 03/10/2022(f)	5,409	5,238	4.00%, 04/23/2019(f)	1,939	1,251
Rite Aid Corp, Term Loan 1			T-Mobile USA Inc, Term Loan B
5.75%, 07/07/2020(f)	3,500	3,494	3.50%, 11/03/2022(f)	1,800	1,801
					$12,554

See accompanying notes.

62

     Schedule of Investments Diversified Real Asset Fund February 29, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)
			(a) Non-Income Producing Security
Transportation - 0.13%			(b)	Security is Illiquid. At the end of the period, the value of these securities
CEVA Group PLC, SYNTH LOC			totaled $135,952 or 3.76% of net assets.
6.50%, 03/19/2021(f)	$371	$286	(c)	Fair value of these investments is determined in good faith by the Manager
CEVA Group PLC, Term Loan			under procedures established and periodically reviewed by the Board of
6.50%, 03/12/2021(f)	531	409	Directors. At the end of the period, the fair value of these securities totaled
6.50%, 03/19/2021(f)	66	51	$1,246 or 0.03% of net assets.
CEVA Intercompany BV, Term Loan			(d)	Security exempt from registration under Rule 144A of the Securities Act of
6.50%, 03/19/2021(f)	385	296	1933. These securities may be resold in transactions exempt from
Commercial Barge Line Co, Term Loan B			registration, normally to qualified institutional buyers. At the end of the
9.75%, 11/06/2020(f)	1,000	875	period, the value of these securities totaled $108,895 or 3.01% of net
HGIM Corp, Term Loan B			assets.
5.50%, 06/12/2020(f)	1,745	785	(e) Security purchased on a when-issued basis.
XPO Logistics Inc, Term Loan B			(f) Variable Rate. Rate shown is in effect at February 29, 2016.
5.50%, 10/27/2021(f)	2,000	1,984	(g) Rate shown is the discount rate of the original purchase.
		$4,686	(h)	This Senior Floating Rate Note will settle after February 29, 2016, at
TOTAL SENIOR FLOATING RATE INTERESTS		$540,602	which time the interest rate will be determined.
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 13.01%	Amount (000's) Value (000's)

U.S. Treasury - 1.43%			Portfolio Summary (unaudited)
0.39%, 04/30/2017(f)	$6,000	$5,998	Sector	Percent
0.49%, 10/31/2017(f)	5,000	4,997	Government	19.78%
0.50%, 06/15/2016	12,000	12,003	Energy	17.17%
0.59%, 01/31/2018(f)	6,900	6,905	Exchange Traded Funds	15.73%
0.63%, 09/30/2017	22,000	21,947	Financial	14.26%
		$51,850	Consumer, Non-cyclical	8.85%
			Utilities	5.23%
U.S. Treasury Inflation-Indexed Obligations - 11.58%			Industrial	4.79%
0.13%, 04/15/2016	6	6	Basic Materials	4.62%
0.13%, 04/15/2017	14,958	15,052	Consumer, Cyclical	3.99%
0.13%, 04/15/2018	22,925	23,157	Communications	2.84%
0.13%, 04/15/2019	36,233	36,629	Technology	2.01%
0.13%, 04/15/2020	34,542	34,853	Diversified	0.63%
0.13%, 01/15/2022	13,090	13,110	Purchased Options	0.10%
0.13%, 07/15/2022	8,737	8,769	Purchased Interest Rate Swaptions	0.03%
0.13%, 01/15/2023	12,448	12,374	Purchased Capped Options	0.00%
0.13%, 07/15/2024	34,435	34,061	Liabilities in Excess of Other Assets, Net	(0.03)%
0.25%, 01/15/2025	15,758	15,649
			TOTAL NET ASSETS	100.00%
0.38%, 07/15/2023	20,398	20,714
0.38%, 07/15/2025	9,934	10,005
0.63%, 07/15/2021	661	684
0.63%, 01/15/2024	22,374	22,981
0.63%, 01/15/2026	10	10
0.63%, 02/15/2043	11,543	10,425
0.75%, 02/15/2042	7,749	7,245
0.75%, 02/15/2045	11,998	11,160
1.00%, 02/15/2046	5,016	5,021
1.13%, 01/15/2021	15,808	16,687
1.25%, 07/15/2020	4,577	4,861
1.38%, 07/15/2018	1,722	1,804
1.38%, 01/15/2020	6,773	7,176
1.38%, 02/15/2044	16,505	17,842
1.75%, 01/15/2028	7,322	8,327
2.00%, 01/15/2026	5,714	6,616
2.13%, 02/15/2040	4,133	5,120
2.13%, 02/15/2041	3,373	4,204
2.38%, 01/15/2025	13,964	16,437
2.38%, 01/15/2027	6,674	8,042
2.50%, 07/15/2016	5,005	5,087
2.50%, 01/15/2029	6,401	7,873
3.38%, 04/15/2032	1,703	2,404
3.63%, 04/15/2028	10,412	14,098
3.88%, 04/15/2029	7,187	10,099
		$418,582
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$470,432
TOTAL PURCHASED OPTIONS - 0.10%		$3,597
TOTAL PURCHASED CAPPED OPTIONS - 0.00%		$2
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.03%		$1,012
Total Investments		$3,617,870
Liabilities in Excess of Other Assets, Net - (0.03)%		$(1,184)
TOTAL NET ASSETS - 100.00%		$3,616,686

See accompanying notes.

63

Schedule of Investments
Diversified Real Asset Fund
February 29, 2016 (unaudited)

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/01/2016	GBP	805,000	$1,134	$1,121	$—	$(13)
Barclays Bank PLC	03/07/2016	SEK	19,792,800	2,330	2,312	—	(18)
Citigroup Inc	03/02/2016	EUR	2,110,000	2,306	2,295	—	(11)
Citigroup Inc	03/07/2016	SEK	9,867,050	1,160	1,153	—	(7)
Citigroup Inc	04/25/2016	EUR	990,000	1,080	1,079	—	(1)
Citigroup Inc	05/16/2016	GBP	495,000	753	689	—	(64)
Citigroup Inc	05/16/2016	JPY	92,524,063	757	823	66	—
Deutsche Bank AG	03/01/2016	GBP	2,530,000	3,517	3,521	4	—
Deutsche Bank AG	03/15/2016	CAD	2,949,122	2,035	2,180	145	—
Deutsche Bank AG	03/22/2016	JPY	147,201,502	1,235	1,307	72	—
Deutsche Bank AG	03/22/2016	SEK	23,720,148	2,893	2,774	—	(119)
Deutsche Bank AG	04/25/2016	EUR	880,000	960	959	—	(1)
Deutsche Bank AG	04/28/2016	EUR	38,140,000	42,698	41,557	—	(1,141)
Deutsche Bank AG	04/28/2016	JPY	10,412,458,689	90,956	92,526	1,570	—
Goldman Sachs & Co	03/01/2016	GBP	2,530,000	3,533	3,521	—	(12)
Goldman Sachs & Co	03/02/2016	EUR	2,110,000	2,296	2,295	—	(1)
Goldman Sachs & Co	03/22/2016	CHF	765,000	775	767	—	(8)
HSBC Securities Inc	04/06/2016	NZD	2,095,000	1,386	1,377	—	(9)
JP Morgan Chase	03/22/2016	CHF	2,776,397	2,891	2,784	—	(107)
JP Morgan Chase	04/06/2016	NZD	1,545,000	1,009	1,015	6	—
JP Morgan Chase	04/28/2016	AUD	124,695,000	88,622	88,746	344	(220)
JP Morgan Chase	04/28/2016	CAD	92,207,615	66,570	68,166	1,596	—
JP Morgan Chase	04/28/2016	CHF	43,078,414	44,527	43,285	—	(1,242)
JP Morgan Chase	04/28/2016	CLP	47,303,137,900	66,840	67,498	897	(239)
JP Morgan Chase	04/28/2016	EUR	205,446,939	227,335	223,850	40	(3,525)
JP Morgan Chase	04/28/2016	JPY	13,003,301,241	112,068	115,549	3,481	—
JP Morgan Chase	04/28/2016	KRW	52,841,096,250	43,558	42,586	—	(972)
JP Morgan Chase	04/28/2016	MXN	1,636,820,327	87,267	89,866	2,599	—
JP Morgan Chase	04/28/2016	NOK	380,144,466	44,420	43,692	—	(728)
JP Morgan Chase	04/28/2016	NZD	100,110,000	65,724	65,715	154	(163)
JP Morgan Chase	04/28/2016	TWD	735,577,072	22,184	22,050	—	(134)
Morgan Stanley & Co	03/01/2016	GBP	824,000	1,160	1,147	—	(13)
Morgan Stanley & Co	03/03/2016	EUR	14,256,000	15,521	15,509	—	(12)
Morgan Stanley & Co	03/22/2016	JPY	294,436,358	2,520	2,614	94	—
Morgan Stanley & Co	05/16/2016	JPY	115,134,383	960	1,024	64	—
Total						$11,132	$(8,760)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/07/2016	SEK	9,832,841	$1,160	$1,149	$11	$—
Bank of America NA	04/05/2016	JPY	308,578,000	2,719	2,740	—	(21)
Barclays Bank PLC	03/04/2016	JPY	404,532,000	3,404	3,588	—	(184)
Barclays Bank PLC	03/22/2016	JPY	146,708,737	1,235	1,302	—	(67)
BNP Paribas	03/03/2016	EUR	875,000	989	952	37	—
Citigroup Inc	03/03/2016	EUR	50,000	54	54	—	—
Citigroup Inc	03/07/2016	SEK	9,733,138	1,165	1,137	28	—
Citigroup Inc	04/05/2016	GBP	75,000	104	104	—	—
Citigroup Inc	04/05/2016	NZD	5,325,000	3,504	3,500	4	—
Citigroup Inc	04/06/2016	NZD	1,545,000	1,006	1,015	—	(9)
Citigroup Inc	05/16/2016	GBP	495,000	757	689	68	—
Citigroup Inc	05/16/2016	JPY	92,467,485	753	822	—	(69)
Deutsche Bank AG	03/01/2016	GBP	2,530,000	3,527	3,521	6	—
Deutsche Bank AG	03/07/2016	SEK	9,810,700	1,160	1,146	14	—
Deutsche Bank AG	03/22/2016	CHF	2,776,397	2,893	2,784	109	—
Deutsche Bank AG	04/25/2016	EUR	861,846	932	939	—	(7)
Deutsche Bank AG	04/28/2016	AUD	31,768,350	22,374	22,610	—	(236)
Deutsche Bank AG	04/28/2016	EUR	101,161,000	112,369	110,223	2,146	—
Deutsche Bank AG	04/28/2016	GBP	161,405	232	225	7	—
Deutsche Bank AG	04/28/2016	JPY	5,114,609,130	43,835	45,449	22	(1,636)
Deutsche Bank AG	04/28/2016	KRW	4,378,424,900	3,634	3,529	105	—
Deutsche Bank AG	04/28/2016	NOK	962,685	109	111	—	(2)
Deutsche Bank AG	04/28/2016	SEK	878,032	102	103	—	(1)
Goldman Sachs & Co	03/03/2016	NZD	5,325,000	3,455	3,508	—	(53)
Goldman Sachs & Co	03/22/2016	SEK	6,539,234	776	765	11	—
Goldman Sachs & Co	04/25/2016	EUR	1,008,154	1,090	1,098	—	(8)
HSBC Securities Inc	03/15/2016	CAD	2,948,975	2,035	2,180	—	(145)
HSBC Securities Inc	04/05/2016	JPY	308,578,000	2,723	2,740	—	(17)
HSBC Securities Inc	04/05/2016	MXN	7,926,000	437	436	1	—
HSBC Securities Inc	04/06/2016	NZD	2,095,000	1,381	1,377	4	—
JP Morgan Chase	03/22/2016	SEK	23,722,369	2,891	2,774	117	—
JP Morgan Chase	04/28/2016	AUD	92,925,000	65,717	66,135	—	(418)
JP Morgan Chase	04/28/2016	CAD	91,988,387	65,663	68,004	—	(2,341)
JP Morgan Chase	04/28/2016	CHF	43,561,098	44,010	43,770	240	—

See accompanying notes.

64

Schedule of Investments
Diversified Real Asset Fund
February 29, 2016 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Deliver		In Exchange For		Fair Value	Asset	Liability
JP Morgan Chase		04/28/2016	CLP	47,394,843,650	$66,988		$67,629	$50		$(691)
JP Morgan Chase		04/28/2016	EUR	241,161,000	266,302		262,764	3,568		(30)
JP Morgan Chase		04/28/2016	GBP	31,299,929	43,713		43,565	162		(14)
JP Morgan Chase		04/28/2016	JPY	25,553,647,176	223,413		227,073	602		(4,262)
JP Morgan Chase		04/28/2016	KRW	48,311,827,250	40,160		38,936	1,224		—
JP Morgan Chase		04/28/2016	MXN	1,645,767,934	88,194		90,358	—		(2,164)
JP Morgan Chase		04/28/2016	NOK	190,157,443	22,145		21,855	290		—
JP Morgan Chase		04/28/2016	NZD	100,112,157	65,726		65,717	343		(334)
JP Morgan Chase		04/28/2016	TWD	1,479,460,405	44,005		44,349	—		(344)
Morgan Stanley & Co		03/01/2016	GBP	710,000	1,020		988	32		—
Morgan Stanley & Co		03/01/2016	MXN	7,596,115	416		419	—		(3)
Morgan Stanley & Co		03/03/2016	EUR	500,000	560		544	16		—
Morgan Stanley & Co		03/03/2016	GBP	824,000	1,160		1,147	13		—
Morgan Stanley & Co		04/05/2016	EUR	14,256,000	15,535		15,523	12		—
Morgan Stanley & Co		04/05/2016	GBP	72,000	100		100	—		—
Morgan Stanley & Co		05/16/2016	GBP	645,000	961		898	63		—
RBC Dominion Securities		03/04/2016	JPY	300,000,000	2,617		2,661	—		(44)
RBC Dominion Securities		03/07/2016	SEK	9,832,994	1,160		1,149	11		—
Royal Bank of Scotland PLC		03/04/2016	JPY	113,800,000	955		1,009	—		(54)
UBS AG		03/03/2016	EUR	12,831,000	14,021		13,959	62		—
UBS AG		03/04/2016	JPY	404,532,000	3,342		3,588	—		(246)
UBS AG		04/05/2016	JPY	617,156,000	5,463		5,481	—		(18)
Westpac Banking Corp		03/04/2016	JPY	14,732,000	122		131	—		(9)
Total								$9,378		$(13,427)

Amounts in thousands except contracts

Futures Contracts

									Unrealized
Type		Long/Short		Contracts	Notional Value			Fair Value Appreciation/(Depreciation)
Euro Bund 10 Year Bund; March 2016			Short	29	$5,006			$5,255		$(249)
Euro-Bobl 5 Year; March 2016			Short	3	427			435		(8)
Euro-BTP; March 2016			Short	60	9,012			9,150		(138)
Japan 10 Year Bond TSE; March 2016			Short	9	11,969			12,145		(176)
US 10 Year Note; June 2016			Long	131	17,098			17,097		(1)
US 10 Year Ultra Note; June 2016			Short	12	1,693			1,693		—
US 5 Year Note; June 2016			Long	53	6,415			6,412		(3)
US Long Bond; June 2016			Short	48	7,910			7,898		12
US Ultra Bond; June 2016			Long	11	1,904			1,905		1
Total								$		(562)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive			Upfront
		Floating	Fixed	Expiration	Notional	Premiums		Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)	Appreciation/(Depreciation)	Asset	Liability
Barclays Bank PLC	US CPI Urban	Pay	1.85%	03/10/2016	$7,960	$	— $	(109)	$—	$ (109)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018	7,960		—	(16)	—	(16)
	Consumers
	NAS(CPURNSA)
Deutsche Bank AG	Eurostat Eurozone	Receive	0.74%	01/18/2021	EUR 3,137		—	(25)	—	(25)
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Pay	1.18%	01/18/2026	3,137		—	73	73	—
	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank AG	Eurostat Eurozone	Pay	1.18%	01/18/2026	3,137		—	74	74	—
	HICP Ex Tobacco
	Unrevised Series
	NSA

See accompanying notes.

65

Schedule of Investments
Diversified Real Asset Fund
February 29, 2016 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/
		Receive						Upfront							Fair Value
		Floating	Fixed	Expiration	Notional			Premiums				Unrealized		Asset	Liability
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date			Amount	Paid/(Received)		Appreciation/(Depreciation)					(continued)
Deutsche Bank AG	Eurostat Eurozone	Receive	0.76%	01/18/2021		EUR	3,137	$—	$			(28)	$	— $	(28)
	HICP Ex Tobacco
	Unrevised Series
	NSA
Total								$—	$			(31)		$147	$(178)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive						Upfront
		Floating	Fixed	Expiration	Notional			Premiums				Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount			Paid/(Received)		Appreciation/(Depreciation)					Fair Value
	3 Month LIBOR	Receive	1.51%	01/14/2021			$6,700	$—	$		(118)				$(118)
	3 Month LIBOR	Receive	1.40%	01/29/2021			1,005	—				(12)			(12)
	3 Month LIBOR	Receive	2.07%	08/15/2041			3,870	—				21			21
Total								$—	$		(109)				$(109)

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive						Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise	Expiration		Notional	Premiums			Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date		Amount		Paid/(Received)		Value				Appreciation/(Depreciation)
Call - 30 Year Interest	Deutsche Bank AG	3 Month	Pay	2.68% 01/13/2021 $				435	$61		$81	$			20
Rate Swap		LIBOR
Call - 30 Year Interest	Deutsche Bank AG	3 Month	Pay	2.68% 01/13/2021				2,900	352		542				190
Rate Swap		LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.00% 11/22/2017				3,100	141		25				(116)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.95% 06/02/2016				2,240	42		5				(37)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.68% 01/13/2021				2,900	388		313				(75)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.68% 01/13/2021				435	54		47				(7)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	3.25% 03/17/2016				6,405	114		(1)				(115)
Rate Swap		LIBOR
Total									$1,152		$1,012	$			(140)

			Pay/
			Receive						Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration		Notional		Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date			Amount	Paid/(Received)		Value				Appreciation/(Depreciation)
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	3.10% 03/07/2017 $				6,400	$(180)		$(23)	$			157
Rate Swap		LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	3.10% 03/07/2017				3,200	(94)		(12)				82
Rate Swap		LIBOR
Put - 10 Year Interest	Deutsche Bank AG	3 Month	Pay	3.10% 03/07/2017				1,440	(9)		(5)				4
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Pay	2.10% 01/13/2017				18,600	(173)		(77)				96
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Pay	2.10% 01/13/2017				2,790	(20)		(12)				8
Rate Swap		LIBOR
Total									$(476	) $	(129	) $			347

Amounts in thousands

Options

							Upfront Premiums						Unrealized
Purchased Options Outstanding		Exercise Price	Expiration Date		Contracts		Paid/(Received)		Fair Value						Appreciation/(Depreciation)
Call - CHF versus SEK		CHF	9.10	03/21/2016	3,960,000			$8	$		1 $				(7)
Call - EUR versus USD		EUR	1.11	03/14/2016	8,520,000			47			32				(15)
Call - NZD versus USD		NZD	0.70	04/05/2016	5,945,000			11			8				(3)
Call - US 10 Year Note Future; June 2016		$132.00	03/25/2016		140			90			35				(55)

See accompanying notes.

66

				Schedule of Investments
Diversified Real Asset Fund
February 29, 2016 (unaudited)

Options (continued)

						Upfront Premiums				Unrealized
Purchased Options Outstanding		Exercise Price		Expiration Date	Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - USD versus CAD			$1.37	04/01/2016	4,710,000	$40		$34		$(6)
Call - USD versus CAD			$1.47	03/22/2016	4,070,000	59		1		(58)
Call - USD versus CAD Digitial Knockout			$1.46	04/26/2016	2,590,000	254		51		(203)
Call - USD versus CAD Digitial Knockout			$1.46	04/26/2016	540,000	48		11		(37)
Call - USD versus CNY			$6.95	07/21/2016	43,828,000	744		460		(284)
Call - USD versus JPY			$123.00	03/18/2016	12,170,000	17		—		(17)
Call - USD versus JPY			$121.75	03/18/2016	4,060,000	41		1		(40)
Call - USD versus JPY			$120.00	03/18/2016	12,170,000	99		2		(97)
Call - USD versus SEK			$8.75	03/04/2016	4,645,000	25		1		(24)
Put - CHF versus NOK		CHF	7.72	08/02/2016	11,180,000	137		24		(113)
Put - CHF versus SEK		CHF	8.26	03/21/2016	3,960,000	64		2		(62)
Put - EUR versus GBP		EUR	0.69	10/27/2016	2,397,000	325		204		(121)
Put - EUR versus GBP		EUR	0.69	10/27/2016	500,000	69		43		(26)
Put - EUR versus MXN		EUR	18.50	04/11/2016	3,780,000	30		10		(20)
Put - EUR versus USD		EUR	1.07	04/04/2016	3,735,000	44		28		(16)
Put - EUR versus USD Digital Knockout			$1.05	03/22/2016	7,718,000	1,118		943		(175)
Put - EUR versus USD Digital Knockout			$1.05	03/22/2016	2,722,000	548		332		(216)
Put - EUR versus USD Digital Knockout			$1.01	03/03/2016	4,130,000	633		—		(633)
Put - EUR versus USD Digital Knockout			$1.03	05/03/2016	5,220,000	719		582		(137)
Put - Euro Bund 10 Year Bund Future; June		EUR	158.50	05/27/2016	58	67		23		(44)
2016
Put - GBP versus USD		GBP	1.38	04/04/2016	3,495,000	40		41		1
Put - NZD versus USD		NZD	0.65	04/05/2016	5,945,000	68		56		(12)
Put - NZD versus USD		NZD	0.63	04/05/2016	5,945,000	69		19		(50)
Put - NZD versus USD Digital Knockout			$0.61	04/18/2016	3,130,000	432		148		(284)
Put - US Long Bond Future; June 2016			$164.00	04/25/2016	20	46		51		5
Put - US Long Bond Future; June 2016			$162.00	04/25/2016	35	87		59		(28)
Put - USD versus BRL			$3.65	03/14/2016	18,020,000	275		1		(274)
Put - USD versus JPY			$117.00	03/18/2016	4,060,000	48		156		108
Put - USD versus JPY			$119.25	03/18/2016	4,060,000	43		235		192
Put - USD versus SEK			$8.46	03/04/2016	4,645,000	32		3		(29)
Total						$6,377		$3,597		$(2,780)

						Upfront Premiums				Unrealized
Written Options Outstanding		Exercise Price		Expiration Date	Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - CHF versus SEK		CHF	9.10	03/21/2016	3,960,000	$(42)		$(1)		$41
Call - EUR versus MXN		EUR	21.50	04/11/2016	3,780,000	(26)		(14)		12
Call - NZD versus USD		NZD	0.68	04/05/2016	5,945,000	(22)		(20)		2
Call - NZD versus USD		NZD	0.70	04/05/2016	5,945,000	(43)		(7)		36
Call - US 10 Year Note Future; June 2016			$133.50	03/25/2016	140	(39)		(11)		28
Call - USD versus JPY			$123.00	03/18/2016	12,170,000	(34)		—		34
Put - GBP versus USD		GBP	1.34	04/04/2016	3,495,000	(15)		(15)		—
Put - NZD versus USD		NZD	0.65	04/05/2016	5,945,000	(130)		(57)		73
Put - USD versus JPY			$115.00	03/18/2016	4,055,000	(27)		(93)		(66)
Put - USD versus JPY			$119.25	03/18/2016	4,060,000	(84)		(235)		(151)
Put - USD versus JPY			$117.00	03/18/2016	4,060,000	(64)		(156)		(92)
Total						$(526)		$(609)		$(83)

Amounts in thousands except contracts

Purchased Capped Options

						Upfront
	Counterparty	Strike			Expiration	Notional	Premiums			Unrealized
Description	(Issuer)	Rate	Floating Rate		Date	Amount	Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Cap - US CPI Urban	Deutsche Bank AG	2.00%	Max(0, USCPIU-		11/07/2016	$11,715	$11		$2	$(9)
Consumers NAS				2%)
Cap - US CPI Urban	Deutsche Bank AG	2.00%	Max(0, USCPIU-		11/11/2016	4,695	5		—	(5)
Consumers NAS				2%)
Total							$16		$2	$(14)

Amounts in thousands

See accompanying notes.

67

Schedule of Investments
Dynamic High Yield Explorer Fund
February 29, 2016 (unaudited)

INVESTMENT COMPANIES - 10.11%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 10.11%
BlackRock Liquidity Funds FedFund Portfolio	1,323,532	$1,324	Real Estate - 1.21%
			Crescent Resources LLC / Crescent Ventures
TOTAL INVESTMENT COMPANIES		$1,324	Inc
			10.25%, 08/15/2017 (a)	$160	$158
	Principal
BONDS- 29.16%	Amount (000's) Value (000's)

Automobile Manufacturers - 0.27%			Retail - 2.08%
Jaguar Land Rover Automotive PLC			Landry's Holdings II Inc
4.13%, 12/15/2018(a)	$35	$36	10.25%, 01/01/2018 (a)	280	272

Banks- 3.54%			Software - 0.90%
Barclays PLC			Activision Blizzard Inc
8.25%, 12/29/2049(b),(c)	200	190	6.13%, 09/15/2023(a)	110	118
Popular Inc
7.00%, 07/01/2019	285	273	Telecommunications - 3.90%
		$463	B Communications Ltd
			7.38%, 02/15/2021(a)	210	227
Food- 1.86%
BI-LO LLC / BI-LO Finance Corp			Wind Acquisition Finance SA
			4.75%, 07/15/2020(a)	295	284
9.25%, 02/15/2019(a)	275	243
					$511

Healthcare - Products - 0.76%			Transportation - 1.83%
Universal Hospital Services Inc			Eletson Holdings Inc
			9.63%, 01/15/2022(a)	300	240
7.63%, 08/15/2020	115	100

			TOTAL BONDS		$3,819
Healthcare - Services - 0.48%			SENIOR FLOATING RATE INTERESTS - Principal
Centene Escrow Corp			65.67%	Amount (000's) Value (000's)
5.63%, 02/15/2021(a)	60	63
			Aerospace & Defense - 1.74%
			B/E Aerospace Inc, Term Loan B
Insurance - 2.44%			4.00%, 11/19/2021(b)	$228	$228
Voya Financial Inc
5.65%, 05/15/2053(b)	345	320
			Automobile Manufacturers - 0.69%
			Navistar Inc, Term Loan B
Iron & Steel - 0.97%			6.50%, 08/06/2020(b)	105	90
Signode Industrial Group Lux SA/Signode
Industrial Group US Inc
6.38%, 05/01/2022(a)	150	127	Building Materials - 0.40%
			GYP Holdings III Corp, Term Loan B
			7.75%, 03/25/2022(b)	60	53
Media- 5.80%
Altice Finco SA
7.63%, 02/15/2025(a)	290	270	Chemicals - 7.59%
DISH DBS Corp			A Schulman Inc, Term Loan B
4.25%, 04/01/2018	355	358	4.00%, 05/11/2022(b)	134	127
WideOpenWest Finance LLC /			Aruba Investments Inc, Term Loan B
WideOpenWest Capital Corp			4.50%, 02/02/2022(b)	70	67
10.25%, 07/15/2019	145	132	Axiall Holdco Inc, Term Loan B
		$760	4.00%, 02/25/2022(b)	223	222
			Emerald Performance Materials LLC, Term
Metal Fabrication & Hardware - 0.91%			Loan
Wise Metals Intermediate Holdings LLC/Wise			7.75%, 07/22/2022(b)	265	248
Holdings Finance Corp			Ineos US Finance LLC, Term Loan B
9.75%, PIK 10.50%, 06/15/2019 (a),(d)	360	119	3.75%, 12/15/2020(b)	211	199
			Methanol Holdings Trinidad Ltd, Term Loan
Oil & Gas - 1.37%			B
			4.25%, 06/16/2022(b)	149	131
EP Energy LLC / Everest Acquisition Finance
Inc					$994
7.75%, 09/01/2022	305	82	Computers - 0.50%
Halcon Resources Corp			Oberthur Technologies of America Corp,
9.75%, 07/15/2020	100	11	Term Loan B2
QEP Resources Inc			4.50%, 10/18/2019(b)	68	66
6.80%, 04/01/2018	95	86
		$179
			Diversified Financial Services - 1.14%
Packaging & Containers - 0.84%			Delos Finance Sarl, Term Loan B
Beverage Packaging Holdings Luxembourg II			3.50%, 02/26/2021(b)	150	149
SA / Beverage Packaging Holdings II
5.63%, 12/15/2016(a)	110	110
			Entertainment - 7.64%
			CCM Merger Inc, Term Loan B
			4.50%, 07/30/2021(b)	205	203

See accompanying notes.

68

Schedule of Investments
Dynamic High Yield Explorer Fund
February 29, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Entertainment (continued)			Oil & Gas Services - 2.41%
Eldorado Resorts Inc, Term Loan B			Navios Maritime Midstream Partners LP,
4.25%, 07/15/2022(b)	$299	$295	Term Loan B
Lions Gate Entertainment Corp, Term Loan			5.50%, 06/15/2020(b)	$358	$316
B
5.00%, 03/11/2022(b)	270	243
			Packaging & Containers - 1.50%
WMG Acquisition Corp, Term Loan B
3.75%, 07/07/2020(b)	271	259	Berry Plastics Group Inc, Term Loan F
			4.00%, 09/16/2022(b)	198	197
		$1,000

Food- 6.00%			Pharmaceuticals - 6.29%
B&G Foods Inc, Term Loan B			DPx Holdings BV, Term Loan B
3.75%, 10/21/2022(b)	355	354
			4.25%, 01/22/2021(b)	148	140
JBS USA LLC, Term Loan B
4.00%, 08/18/2022(b)	290	281	Endo Luxembourg Finance I Co Sarl, Term
			Loan B
Pinnacle Foods Finance LLC, Term Loan I			3.75%, 06/24/2022(b)	235	232
3.75%, 01/13/2023(b)	150	151
			Grifols Worldwide Operations USA Inc, Term
		$786	Loan B
			3.44%, 03/05/2021(b)	172	172
Forest Products & Paper - 3.07%
Caraustar Industries Inc, Term Loan B			Valeant Pharmaceuticals International Inc,
8.00%, 05/01/2019(b)	362	344	Term Loan BD2
NewPage Corp, Term Loan B			3.50%, 02/13/2019(b)	200	187
9.50%, 02/05/2021(b)	236	58	Valeant Pharmaceuticals International Inc,
		$402	Term Loan BF1
			4.00%, 04/01/2022(b)	99	92
Healthcare - Products - 3.28%					$823
Kinetic Concepts Inc, Term Loan E1
4.50%, 05/04/2018(b)	209	204	REITS - 2.08%
			iStar Inc, Term Loan A2
Mallinckrodt International Finance SA, Term			7.00%, 03/19/2017(b)	275	272
Loan B1
3.25%, 03/19/2021(b)	230	226
		$430	Retail - 7.01%
Healthcare - Services - 4.06%			Academy Ltd, Term Loan B
			5.00%, 06/16/2022(b)	141	130
Acadia Healthcare Co Inc, Term Loan B2
4.50%, 02/04/2023(b)	295	295	Dollar Tree Inc, Term Loan B2
			4.19%, 07/06/2022(b)	205	204
MPH Acquisition Holdings LLC, Term Loan
B			Michaels Stores Inc, Term Loan B
3.75%, 03/19/2021(b)	124	121	4.00%, 01/20/2028(b)	328	324
Radnet Management Inc, Term Loan B			PetSmart Inc, Term Loan B
4.27%, 10/10/2018(b)	118	115	5.14%, 03/11/2022(b)	269	260
		$531			$918

Insurance - 0.53%			Semiconductors - 4.50%
Asurion LLC, Term Loan			Avago Technologies Cayman Finance Ltd,
8.50%, 02/19/2021(b)	85	69	Term Loan B1
			4.25%, 11/11/2022(b)	400	394
			NXP BV, Term Loan B
Lodging - 2.02%			3.75%, 11/05/2020(b)	195	195
Hilton Worldwide Finance LLC, Term Loan					$589
B
0.00%, 09/23/2020(b),(e)	265	264	Software - 0.80%
			Evergreen Skills Lux Sarl, Term Loan
			3.75%, 04/08/2021(b)	111	105
Media- 1.09%
Univision Communications Inc, Term Loan			TOTAL SENIOR FLOATING RATE INTERESTS		$8,599
C4			Total Investments		$13,742
4.00%, 03/01/2020(b)	148	143
			Liabilities in Excess of Other Assets, Net - (4.94)%		$(647)
			TOTAL NET ASSETS - 100.00%		$13,095
Mining - 0.83%			(a)	Security exempt from registration under Rule 144A of the Securities Act of
FMG Resources August 2006 Pty Ltd, Term			1933. These securities may be resold in transactions exempt from
Loan B			registration, normally to qualified institutional buyers. At the end of the
4.25%, 06/30/2019(b)	141	108
			period, the value of these securities totaled $2,267 or 17.31% of net assets.
			(b)	Variable Rate. Rate shown is in effect at February 29, 2016.
Oil & Gas - 0.50%			(c)	Perpetual security. Perpetual securities pay an indefinite stream of
Drillships Financing Holding Inc, Term Loan			interest, but they may be called by the issuer at an earlier date.
B1			(d)	Payment in kind; the issuer has the option of paying additional securities
6.00%, 03/31/2021(b)	112	32	in lieu of cash.
Seadrill Operating LP, Term Loan B			(e)	This Senior Floating Rate Note will settle after February 29, 2016, at
4.00%, 02/12/2021(b)	84	34	which time the interest rate will be determined.
		$66

See accompanying notes.

69

Schedule of Investments
Dynamic High Yield Explorer Fund
February 29, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	22.74%
Consumer, Cyclical	19.70%
Basic Materials	12.46%
Financial	10.93%
Communications	10.81%
Exchange Traded Funds	10.11%
Industrial	7.22%
Technology	6.69%
Energy	4.28%
Liabilities in Excess of Other Assets, Net	(4.94)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

70

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

COMMON STOCKS - 39.52%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.11%			Automobile Parts & Equipment (continued)
DKSH Holding AG (a)	86	$6	Takata Corp	26,300	$115
Gendai Agency Inc	8,700	43	Tokai Rika Co Ltd	18,300	360
Interpublic Group of Cos Inc/The (b)	34,915	747	Toyo Tire & Rubber Co Ltd	52,140	791
Omnicom Group Inc (b)	30,130	2,344	Toyoda Gosei Co Ltd	28,700	549
Relia Inc	16,500	145	Toyota Industries Corp	11,865	499
		$3,285	TPR Co Ltd	2,600	63
			TS Tech Co Ltd	4,000	89
Aerospace & Defense - 0.88%					$13,065
AAR Corp (b)	21,210	452
Boeing Co/The (b)	17,350	2,050	Banks - 1.83%
Cobham PLC	229,542	821	Alpha Bank AE (a)	118,710	204
Finmeccanica SpA (a)	99,548	1,025	Banca Popolare dell'Emilia Romagna SC	13,976	71
General Dynamics Corp (b)	18,010	2,454	Banca Popolare di Milano Scarl	683,579	470
Harris Corp (b)	26,840	2,094	Banco Popolare SC	38,379	313
IHI Corp	100,000	178	Banco Santander SA	28,056	114
Jamco Corp	6,000	133	Bank of America Corp	387,145	4,847
Lockheed Martin Corp (b)	26,169	5,647	Bank of New York Mellon Corp/The (b)	67,720	2,397
MTU Aero Engines AG	1,047	95	Bank of the Ozarks Inc	12,030	455
Northrop Grumman Corp (b)	21,660	4,163	Bankinter SA	21,557	142
Raytheon Co (b)	12,450	1,542	BBCN Bancorp Inc (b)	59,980	858
Rockwell Collins Inc (b)	6,488	568	BNP Paribas SA	21,627	1,009
TransDigm Group Inc (a)	4,224	902	CaixaBank SA	245,266	700
United Technologies Corp	42,492	4,106	CIT Group Inc	63,838	1,903
		$26,230	Citigroup Inc	54,570	2,120
			Community Bank System Inc (b)	13,500	500
Agriculture - 0.36%			Cullen/Frost Bankers Inc	4,343	208
Altria Group Inc (b)	54,170	3,335
			Danske Bank A/S	4,118	112
Bunge Ltd	23,200	1,154	DNB ASA	16,318	188
Philip Morris International Inc (b)	44,370	4,039	East West Bancorp Inc (b)	27,800	833
Reynolds American Inc (b)	37,300	1,881	EFG International AG (a)	78,281	480
Swedish Match AB	7,565	243	Eighteenth Bank Ltd/The	21,000	47
		$10,652	Eurobank Ergasias SA (a)	280,603	175
			Fifth Third Bancorp (b)	180,960	2,761
Airlines - 0.11%
Aegean Airlines SA	40,998	300	FinecoBank Banca Fineco SpA	1,941	15
American Airlines Group Inc	3,885	159	First Citizens BancShares Inc/NC	2,327	545
Deutsche Lufthansa AG (a)	14,386	214	First Midwest Bancorp Inc/IL (b)	46,011	768
Japan Airlines Co Ltd	15,139	542	First Republic Bank/CA	16,004	985
SkyWest Inc (b)	38,753	700	FirstMerit Corp	30,085	591
Spirit Airlines Inc (a)	27,600	1,318	Goldman Sachs Group Inc/The	7,500	1,121
United Continental Holdings Inc (a)	3,005	172	Huntington Bancshares Inc/OH (b)	415,181	3,633
		$3,405	Intesa Sanpaolo SpA	21,872	55
			JPMorgan Chase & Co (b)	35,090	1,975
Apparel - 0.14%			Jyske Bank A/S (a)	2,300	100
Adidas AG	472	50	KBC Groep NV	2,365	125
Deckers Outdoor Corp (a)	20,100	1,137	M&T Bank Corp	28,736	2,947
Moncler SpA	10,218	158	Mediobanca SpA	28,949	196
NIKE Inc	46,426	2,859	Mitsubishi UFJ Financial Group Inc	401,258	1,732
		$4,204	Mizuho Financial Group Inc	599,900	885
			Morgan Stanley	2,447	60
Automobile Manufacturers - 0.15%			National Penn Bancshares Inc (b)	89,931	1,001
Fiat Chrysler Automobiles NV	23,957	164	OFG Bancorp	34,849	203
Hino Motors Ltd	52,200	527	Oita Bank Ltd/The	31,000	95
Honda Motor Co Ltd	48,000	1,234	PNC Financial Services Group Inc/The (b)	57,310	4,660
Isuzu Motors Ltd	53,710	537	Prosperity Bancshares Inc (b)	7,440	301
Mitsubishi Motors Corp	62,300	444	Regions Financial Corp (b)	47,480	357
PACCAR Inc	28,696	1,478	Shinsei Bank Ltd	149,000	177
		$4,384	State Street Corp (b)	12,470	683
Automobile Parts & Equipment - 0.44%			Sumitomo Mitsui Financial Group Inc	35,000	982
Aisan Industry Co Ltd	25,400	201	SunTrust Banks Inc (b)	17,540	582
Allison Transmission Holdings Inc	55,918	1,324	Synovus Financial Corp (b)	23,630	628
Continental AG (b)	206	41	Talmer Bancorp Inc	15,816	266
Daikyonishikawa Corp	36,680	535	TCF Financial Corp (b)	39,990	454
Delphi Automotive PLC	25,745	1,717	Texas Capital Bancshares Inc (a)	18,760	607
Exedy Corp	25,310	505	Tochigi Bank Ltd/The	32,000	119
Georg Fischer AG	103	70	Tokyo TY Financial Group Inc	10,823	246
Hella KGaA Hueck & Co	2,724	106	Trustmark Corp (b)	10,300	225
Johnson Controls Inc (b)	10,330	377	UBS Group AG	88,450	1,351
Keihin Corp	35,500	488	UniCredit SpA	58,008	215
Mobileye NV (a)	37,365	1,213	Unione di Banche Italiane SpA	36,204	139
Motorcar Parts of America Inc (a),(b)	40,120	1,384	US Bancorp (b)	8,610	332
NGK Spark Plug Co Ltd	21,180	395	Wells Fargo & Co (b)	78,196	3,669
Nissin Kogyo Co Ltd	31,700	397	Wilshire Bancorp Inc (b)	86,182	848
Rheinmetall AG	19,934	1,416	Yamanashi Chuo Bank Ltd/The	26,000	92
Sumitomo Electric Industries Ltd	35,900	430			$54,872
See accompanying notes.			71

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Beverages - 0.93%			Chemicals (continued)
Anheuser-Busch InBev SA/NV	1,993	$223	Mitsui Chemicals Inc	80,640	$263
Asahi Group Holdings Ltd	6,110	179	Monsanto Co (b)	4,130	372
C&C Group PLC	104,915	392	Mosaic Co/The (b)	101,800	2,713
Coca-Cola Co/The (b)	155,655	6,714	Nippon Shokubai Co Ltd	2,460	123
Coca-Cola East Japan Co Ltd	14,400	249	Nitto Denko Corp	7,000	371
Coca-Cola Enterprises Inc	9,970	484	Platform Specialty Products Corp (a)	199,031	1,411
Dr Pepper Snapple Group Inc (b)	21,782	1,994	Potash Corp of Saskatchewan Inc	81,983	1,389
Heineken NV	96,066	7,709	PPG Industries Inc (b)	4,210	406
Keurig Green Mountain Inc	12,970	1,192	Praxair Inc (b),(c)	32,872	3,346
Molson Coors Brewing Co	11,631	992	RPM International Inc (b)	40,500	1,654
Monster Beverage Corp (a)	26,674	3,348	Sherwin-Williams Co/The (b)	7,756	2,098
PepsiCo Inc (b)	43,110	4,217	Shin-Etsu Chemical Co Ltd	11,985	602
Sapporo Holdings Ltd	37,184	169	Sumitomo Bakelite Co Ltd	87,720	361
		$27,862	Symrise AG	1,067	68
			Syngenta AG	24,481	9,804
Biotechnology - 0.29%			Teijin Ltd	44,000	142
Alder Biopharmaceuticals Inc (a)	26,001	494
Alnylam Pharmaceuticals Inc (a),(c)	5,644	330	Tokyo Ohka Kogyo Co Ltd	3,568	94
Amgen Inc (b)	2,650	377	Umicore SA	1,382	62
			Valspar Corp/The (b)	14,460	1,131
Biogen Inc (a),(c)	4,640	1,204
Five Prime Therapeutics Inc (a)	7,152	233	Yara International ASA	2,636	102
Gilead Sciences Inc (b)	32,580	2,843			$87,101
Illumina Inc (a)	3,789	569	Commercial Services - 1.29%
Incyte Corp (a)	10,393	764	Adecco SA (a)	4,169	241
Regeneron Pharmaceuticals Inc (a),(b)	4,081	1,567	ADT Corp/The	202,809	8,188
United Therapeutics Corp (a),(b)	1,970	240	Advisory Board Co/The (a)	10,086	297
Vertex Pharmaceuticals Inc (a)	2,540	217	American Public Education Inc (a),(b)	13,383	207
		$8,838	Apollo Education Group Inc (a)	19,275	158
			Atlantia SpA	3,940	97
Building Materials - 0.62%			Automatic Data Processing Inc	19,226	1,628
BRAAS Monier Building Group SA	53,388	1,217	Benesse Holdings Inc	10,000	304
Builders FirstSource Inc (a)	37,927	301
			CDI Corp (b)	9,595	47
Bunka Shutter Co Ltd	14,700	118	Cintas Corp (b)	38,670	3,248
Cie de Saint-Gobain	38,903	1,503	CoStar Group Inc (a)	21,684	3,839
CRH PLC	59,156	1,517	Ellaktor SA (a)	54,585	69
Fortune Brands Home & Security Inc	54,150	2,719	Equifax Inc (b)	9,720	1,019
Geberit AG	201	72	FTI Consulting Inc (a)	5,560	183
HeidelbergCement AG (b)	1,332	98
			Gartner Inc (a),(b)	10,250	845
Italcementi SpA	62,309	699	HealthEquity Inc (a),(b)	44,070	918
LafargeHolcim Ltd (a)	25,816	1,016
			Heartland Payment Systems Inc	13,083	1,224
Lennox International Inc	21,348	2,758	Hertz Global Holdings Inc (a)	137,362	1,168
Louisiana-Pacific Corp (a)	93,486	1,486
Masonite International Corp (a)	3,220	185	ISS A/S	4,529	158
			Kyoritsu Maintenance Co Ltd	400	30
Norbord Inc	147,388	2,423	LifeLock Inc (a)	29,511	326
Sanwa Holdings Corp	38,700	247	Macquarie Infrastructure Corp	5,988	366
Sika AG	102	387	McGraw Hill Financial Inc (c)	7,149	642
Taiheiyo Cement Corp	198,500	422	Moody's Corp (b)	27,362	2,430
Wienerberger AG	80,122	1,416	Nielsen Holdings PLC (b)	24,310	1,224
		$18,584	Outsourcing Inc	10,800	297
Chemicals - 2.91%			QinetiQ Group PLC	160,722	518
Air Products & Chemicals Inc (b)	112,204	14,864	Randstad Holding NV	1,769	91
Airgas Inc	181,706	25,715	Recruit Holdings Co Ltd	13,750	408
Akzo Nobel NV (b)	70,771	4,156	Securitas AB	15,330	229
Ashland Inc (b)	30,113	2,869	SEI Investments Co (b),(c)	22,543	860
Brenntag AG (b)	4,973	240	Service Corp International/US (b)	87,300	2,053
CF Industries Holdings Inc (b)	113,020	4,120	TechnoPro Holdings Inc	35,444	957
Clariant AG (a)	4,355	73	Temp Holdings Co Ltd	14,800	189
			Total System Services Inc (b)	89,470	3,899
Daicel Corp	26,303	336
Dow Chemical Co/The (b)	19,609	953	USG People NV	18,093	337
Eastman Chemical Co (b)	8,390	538			$38,694
Ecolab Inc (b)	3,310	339
EI du Pont de Nemours & Co (b)	11,756	716	Computers - 1.41%
			Accenture PLC - Class A	20,021	2,007
Evonik Industries AG	1,151	35	Apple Inc (b)	49,495	4,786
Fujimi Inc	9,100	99	Bell System24 Holdings Inc	20,900	185
Givaudan SA	73	136	CSRA Inc (b)	50,768	1,317
Hitachi Chemical Co Ltd	21,600	351	EMC Corp/MA (b)	806,871	21,084
International Flavors & Fragrances Inc (b)	14,340	1,481
			Ferrotec Corp	26,300	261
JSR Corp	48,600	681	Fujitsu Ltd	531,695	1,945
Koninklijke DSM NV	3,272	161	Hewlett Packard Enterprise Co (b)	64,140	851
LANXESS AG	1,783	74	International Business Machines Corp (b)	17,343	2,273
Lonza Group AG (a)	6,887	1,043
LyondellBasell Industries NV (b)	18,260	1,465	Itochu Techno-Solutions Corp	20,700	414
			Japan Digital Laboratory Co Ltd	13,800	183
Methanex Corp	4,540	144	Manhattan Associates Inc (a)	6,829	377

See accompanying notes.

72

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electric (continued)
Melco Holdings Inc	17,300	$352	Avangrid Inc	29,025	$1,126
NET One Systems Co Ltd	62,500	333	Cleco Corp (b)	31,390	1,440
NetApp Inc	31,230	776	DTE Energy Co (b)	17,590	1,480
Nomura Research Institute Ltd	7,638	261	Duke Energy Corp (b)	19,570	1,454
Obic Co Ltd	13,220	657	E.ON SE	11,401	103
Pure Storage Inc (a)	1,056	15	Edison International (b)	23,523	1,603
Pure Storage Inc - Class B (a),(d),(e),(f)	8,348	120	Empire District Electric Co/The	6,260	205
SanDisk Corp	10,519	760	Endesa SA (b)	44,170	796
SCSK Corp	22,747	873	Enel Green Power SpA	4,273	8
Seagate Technology PLC	6,200	194	Enel Green Power SpA - Rights (a),(d),(f)	4,255	—
TDK Corp	7,005	365	Enel SpA	80,017	320
Virtusa Corp (a),(b)	10,650	377	Entergy Corp (b)	4,390	317
Western Digital Corp	19,420	845	FirstEnergy Corp (b)	23,540	788
Wincor Nixdorf AG (a)	10,060	510	Hawaiian Electric Industries Inc (b)	41,988	1,233
		$42,121	Hera SpA	17,282	49
			Iberdrola SA (b)	42,574	274
Consumer Products - 0.30%			ITC Holdings Corp	12,503	508
Avery Dennison Corp (b)	16,020	1,043
Church & Dwight Co Inc (b)	32,187	2,921	Pepco Holdings Inc	89,644	2,347
Clorox Co/The (b)	15,190	1,920	Red Electrica Corp SA	3,578	283
			Southern Co/The (b)	52,340	2,522
Jarden Corp (a),(b)	38,554	2,039
			Talen Energy Corp (a),(b)	75,884	482
Kimberly-Clark Corp	2,330	304	TECO Energy Inc	56,339	1,548
Reckitt Benckiser Group PLC	2,000	182	Terna Rete Elettrica Nazionale SpA	18,771	98
Samsonite International SA	161,710	471			$21,249
		$8,880
			Electrical Components & Equipment - 0.24%
Cosmetics & Personal Care - 0.33%			Advanced Energy Industries Inc (a),(b)	12,910	385
Beiersdorf AG	3,312	287	Capstone Turbine Corp (a)	17,776	21
Colgate-Palmolive Co (b)	77,586	5,092
			Funai Electric Co Ltd	37,900	327
Coty Inc	13,365	381	Gamesa Corp Tecnologica SA	17,148	323
Estee Lauder Cos Inc/The	8,207	749	Generac Holdings Inc (a)	67,073	2,330
Kose Corp	8,048	692	GS Yuasa Corp	46,000	188
Lion Corp	17,494	185	Legrand SA	11,384	566
Procter & Gamble Co/The (b)	25,095	2,015
			Nissin Electric Co Ltd	3,000	27
Svenska Cellulosa AB SCA	14,313	427	OSRAM Licht AG	10,369	484
		$9,828	Prysmian SpA	8,768	178
Distribution & Wholesale - 0.19%			Schneider Electric SE	15,709	936
			SunPower Corp (a)	38,991	921
Fastenal Co	89,833	4,069
Genuine Parts Co (b)	7,250	654	Ushio Inc	30,700	422
Ingram Micro Inc	9,001	322			$7,108
Trusco Nakayama Corp	11,700	418	Electronics - 0.40%
Yondoshi Holdings Inc	14,700	323	Arrow Electronics Inc (a)	21,848	1,249
		$5,786	Gentex Corp (b)	156,155	2,274
Diversified Financial Services - 0.66%			Hitachi High-Technologies Corp	14,310	380
AerCap Holdings NV (a)	11,924	426	Honeywell International Inc	24,449	2,478
American Express Co	41,988	2,334	Horiba Ltd	3,900	128
Ameriprise Financial Inc (b)	15,370	1,290	Hosiden Corp	57,900	344
BlackRock Inc	6,307	1,968	Hoya Corp	6,100	220
Element Comm Aviation (a),(d),(f)	280	2,744	IMAX Corp (a)	2,025	60
FNF Group	8,100	267	Iriso Electronics Co Ltd	1,550	62
GAM Holding AG (a)	17,600	251	Japan Aviation Electronics Industry Ltd	29,882	311
Hellenic Exchanges - Athens Stock Exchange	128,276	633	Kuroda Electric Co Ltd	21,900	298
SA			Kyocera Corp	3,350	147
Invesco Ltd (b)	7,830	209	Minebea Co Ltd	30,906	227
Japan Exchange Group Inc	39,165	607	Mitsumi Electric Co Ltd	20,000	91
Julius Baer Group Ltd (a)	19,373	773	Newport Corp (a)	14,926	340
Kenedix Inc	54,700	226	Nichicon Corp	56,800	367
LendingClub Corp (a)	51,666	451	Nippon Ceramic Co Ltd	16,100	266
MarketAxess Holdings Inc	5,863	695	SCREEN Holdings Co Ltd	116,000	861
MasterCard Inc (b)	29,310	2,548	TokyoSeimitsuCoLtd	24,200	453
Mitsubishi UFJ Lease & Finance Co Ltd	65,300	282	Tyco International Plc	4,797	169
OneMain Holdings Inc (a)	14,669	331	Waters Corp (a),(b)	11,250	1,353
Partners Group Holding AG	856	310			$12,078
Raymond James Financial Inc	4,745	208	Energy - Alternate Sources - 0.03%
Santander Consumer USA Holdings Inc (a)	32,901	337
			Green Plains Inc (b)	18,120	247
Visa Inc (b)	32,180	2,330
			Pattern Energy Group Inc	11,985	204
Zenkoku Hosho Co Ltd	21,580	643	REX American Resources Corp (a),(b)	2,976	150
		$19,863	SolarCity Corp (a)	8,535	157
Electric - 0.71%			Vestas Wind Systems A/S	1,132	76
A2A SpA	136,427	156			$834
Ameren Corp (b)	26,230	1,231
American Electric Power Co Inc (b)	14,220	878	Engineering & Construction - 0.20%
			Abengoa SA	767,892	115

See accompanying notes.

73

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Engineering & Construction (continued)			Food (continued)
Acciona SA	698	$53	United Super Markets Holdings Inc	12,300	$104
ACS Actividades de Construccion y Servicios	8,393	217	WhiteWave Foods Co/The (a),(b)	13,637	528
SA (b)			Yamazaki Baking Co Ltd	7,770	147
Balfour Beatty PLC (a)	237,438	827	Yaoko Co Ltd	3,615	139
Boskalis Westminster	6,359	231			$39,882
Ferrovial SA (b)	6,124	118
Flughafen Zuerich AG	439	348	Forest Products & Paper - 0.05%
HOCHTIEF AG	2,401	260	BillerudKorsnas AB	3,298	52
Kyudenko Corp	33,000	726	International Paper Co	9,260	330
NCC AB	116	4	Smurfit Kappa Group PLC	34,521	796
Nippon Densetsu Kogyo Co Ltd	20,700	402	Stora Enso OYJ	1,288	11
Obayashi Corp	25,564	233	UPM-Kymmene OYJ	11,532	195
Skanska AB	17,246	367			$1,384
Tecnicas Reunidas SA	405	11	Gas - 0.29%
Tokyu Construction Co Ltd	26,200	187	AGL Resources Inc	24,195	1,564
Toshiba Plant Systems & Services Corp	15,500	172	CenterPoint Energy Inc (b)	74,810	1,394
Toyo Engineering Corp	148,000	362	Enagas SA (b)	17,358	487
Vinci SA	17,603	1,216	NiSource Inc (b)	27,830	598
		$5,849	Piedmont Natural Gas Co Inc	19,066	1,133
Entertainment - 0.06%			Questar Corp	22,441	556
			Snam SpA (b)	31,829	171
Avex Group Holdings Inc	17,000	196	UGI Corp (b)	74,749	2,763
OPAP SA	99,527	661
Pinnacle Entertainment Inc (a),(b)	29,157	843			$8,666
		$1,700	Hand & Machine Tools - 0.10%
Environmental Control - 0.48%			DMG Mori Co Ltd	6,900	61
			Snap-on Inc (b)	6,870	994
Clean Harbors Inc (a)	68,883	2,934
			Stanley Black & Decker Inc (b)	19,918	1,873
Daiseki Co Ltd	5,400	83
METAWATER Co Ltd	4,500	98			$2,928
Progressive Waste Solutions Ltd	34,230	1,024	Healthcare - Products - 0.88%
Republic Services Inc (b)	120,498	5,507	Abbott Laboratories (b)	20,170	781
Stericycle Inc (a)	7,796	888	Affymetrix Inc (a)	23,278	327
Waste Connections Inc	14,009	864	Alere Inc (a)	20,093	1,071
Waste Management Inc (b)	51,640	2,884
			Asahi Intecc Co Ltd	19,143	891
		$14,282	Becton Dickinson and Co	27,338	4,031
			CR Bard Inc (b)	8,786	1,690
Food - 1.33%			Danaher Corp (b)	37,592	3,356
Ajinomoto Co Inc	13,832	339	Edwards Lifesciences Corp (a)	8,107	705
Ariake Japan Co Ltd	3,835	211	Hologic Inc (a),(b)	115,870	4,013
Aryzta AG (a)	3,279	156
			Intuitive Surgical Inc (a)	2,889	1,627
Belc Co Ltd	6,664	229
Campbell Soup Co (b)	23,929	1,478	Medtronic PLC	30,542	2,364
ConAgra Foods Inc	15,950	671	Olympus Corp	16,240	592
Delhaize Group	15,450	1,562	Shimadzu Corp	17,500	273
			Sirona Dental Systems Inc (a)	14,066	1,545
Diamond Foods Inc (a),(f)	6,371	239
Distribuidora Internacional de Alimentacion	13,160	66	Sonova Holding AG	346	42
SA (a)			Straumann Holding AG	792	256
			Stryker Corp (b)	13,250	1,323
Ebro Foods SA	6,452	132
Ezaki Glico Co Ltd	5,800	310	Sysmex Corp	8,513	525
			Thermo Fisher Scientific Inc (b)	7,610	983
General Mills Inc (b)	45,490	2,677
Greencore Group PLC	164,135	866			$26,395
Hershey Co/The (b)	46,066	4,187
			Healthcare - Services - 1.20%
Hormel Foods Corp (b)	36,097	1,534	Acadia Healthcare Co Inc (a)	15,559	862
Ingredion Inc (b)	5,440	551
			Ain Holdings Inc	13,110	596
Itoham Foods Inc	25,000	159	Anthem Inc (b)	22,879	2,990
Kellogg Co (b)	25,520	1,889	Cigna Corp (b)	48,026	6,705
Kesko OYJ	10,619	415	CMIC Holdings Co Ltd	13,400	172
Kikkoman Corp	17,701	582	Community Health Systems Inc (a)	15,380	233
Koninklijke Ahold NV	21,740	476	DaVita HealthCare Partners Inc (a),(b)	17,980	1,186
Kraft Heinz Co/The	178,018	13,711	Envision Healthcare Holdings Inc (a)	44,655	982
MEIJI Holdings Co Ltd	7,669	615	EPS Holdings Inc	13,600	169
METRO AG	3,310	81	HCA Holdings Inc (a),(b)	24,480	1,694
Mondelez International Inc	65,426	2,652	Health Net Inc/CA (a)	45,903	2,856
Morinaga & Co Ltd/Japan	34,247	192	Humana Inc (b)	56,216	9,949
Nomad Foods Ltd (a)	83,981	657	Laboratory Corp of America Holdings (a)	13,147	1,444
Orkla ASA	35,948	296	MEDNAX Inc (a),(b)	17,830	1,195
Post Holdings Inc (a)	15,460	1,074
			RHOEN-KLINIKUM AG	6,634	196
Safeway, Inc. - CVR - Casa Ley (a),(f)	11,050	—	UnitedHealth Group Inc (b)	40,525	4,826
Safeway, Inc. - CVR - Property Development	11,050	—			$36,055
Centers (a),(d),(f)
Seven & i Holdings Co Ltd	15,100	602	Home Builders - 0.41%
Sonae SGPS SA	34,514	36	Cairn Homes PLC (a)	1,155,795	1,459
Suedzucker AG	21,209	319	CalAtlantic Group Inc	55,830	1,694
			Iida Group Holdings Co Ltd	24,137	442

See accompanying notes.

74

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Builders (continued)			Internet - 1.38%
M/I Homes Inc (a)	13,930	$245	Alphabet Inc - A Shares (a)	2,183	$1,566
NVR Inc (a),(b)	3,804	6,227	Alphabet Inc - C Shares (a)	8,117	5,664
PulteGroup Inc (c)	111,828	1,922	Amazon.com Inc (a),(b)	12,431	6,869
TRI Pointe Group Inc (a)	29,870	308	Blucora Inc (a),(b)	44,720	275
		$12,297	comScore Inc (a)	59	2
			Corindus Vascular Robotics Inc (a)	366,367	495
Home Furnishings - 0.19%			CyberAgent Inc	4,300	176
Alpine Electronics Inc	16,000	181	Digital Garage Inc	14,300	222
Electrolux AB	52,137	1,222	Dip Corp	19,662	369
Harman International Industries Inc	8,433	647	eBay Inc (a)	7,560	180
Hoshizaki Electric Co Ltd	2,100	162	en-japan Inc	9,800	280
Leggett & Platt Inc (b)	55,580	2,482
Pioneer Corp (a)	199,900	457	Expedia Inc	4,980	518
			Facebook Inc (a)	52,354	5,598
Universal Electronics Inc (a),(b)	7,886	419
			Gree Inc	77,400	365
		$5,570	Klarna Holding AB (a),(d),(e),(f)	808	91
			Liquidity Services Inc (a),(b)	32,430	151
Housewares - 0.09%
Newell Rubbermaid Inc (b)	71,500	2,718	Priceline Group Inc/The (a)	2,672	3,381
			Proto Corp	5,900	73
			Quotient Technology Inc (a)	78,773	685
Insurance - 2.20%			Rakuten Inc	19,100	182
Ageas	5,055	187	Rocket Internet SE (a),(g)	524	12

Alleghany Corp(a),(c)	2,017	936	Symantec Corp (b)	283,040	5,465
Allianz SE	268	40	TripAdvisor Inc (a)	6,145	385
American Equity Investment Life Holding Co	132,062	1,796	United Internet AG	5,156	251
(b)
			Yahoo! Inc (a)	209,105	6,647
American Financial Group Inc/OH (b)	27,794	1,864	Zillow Group Inc - A Shares (a)	11,007	255

American International Group Inc(c)	56,669	2,845	Zillow Group Inc - C Shares (a)	60,318	1,303
Aon PLC (b)	21,432	2,042
					$41,460
Arthur J Gallagher & Co (b)	93,161	3,712
Aspen Insurance Holdings Ltd (b)	46,870	2,095	Iron & Steel - 0.08%
Assured Guaranty Ltd	16,072	399	Aichi Steel Corp	23,000	86
Baloise Holding AG	2,177	274	Chubu Steel Plate Co Ltd	16,600	74
Berkshire Hathaway Inc - Class B (a)	11,367	1,525	Japan Steel Works Ltd/The	135,000	446
Brown & Brown Inc	11,524	372	Kobe Steel Ltd	59,000	45
Chubb Ltd (b)	64,343	7,433	Kyoei Steel Ltd	21,900	335
Cincinnati Financial Corp (b)	10,700	676	Outokumpu OYJ (a)	25,730	87
Dai-ichi Life Insurance Co Ltd/The	48,000	581	Salzgitter AG	4,245	97
Everest Re Group Ltd (b)	19,020	3,540	Tokyo Steel Manufacturing Co Ltd	86,800	555
Fairfax Financial Holdings Ltd	3,999	2,114	Yamato Kogyo Co Ltd	18,600	384
Genworth Financial Inc (a)	256,590	544	Yodogawa Steel Works Ltd	11,300	241
Gjensidige Forsikring ASA	6,990	110			$2,350
Hannover Rueck SE	4,650	477
Hartford Financial Services Group Inc/The (b)	22,372	942	Leisure Products & Services - 0.09%
HCI Group Inc (b)	45,060	1,583	Amer Sports Oyj	935	26
			Harley-Davidson Inc	28,155	1,216
Helvetia Holding AG	93	49
Markel Corp (a)	4,167	3,570	HIS Co Ltd	3,000	85
Marsh & McLennan Cos Inc (b)	73,184	4,175	Shimano Inc	2,724	426
			TUI AG	55,696	827
Muenchener Rueckversicherungs-Gesellschaft	474	93
AG in Muenchen					$2,580
Navigators Group Inc/The (a),(b)	6,945	562	Lodging - 0.16%
NN Group NV	8,019	247	Diamond Resorts International Inc (a)	58,718	1,279
PartnerRe Ltd	6,406	899	Interval Leisure Group Inc (b)	17,890	232
Poste Italiane SpA (a),(g)	7,308	49	Las Vegas Sands Corp	7,645	369
ProAssurance Corp (b)	9,800	483	Resorttrust Inc	12,500	288
Progressive Corp/The (b)	34,401	1,098	Starwood Hotels & Resorts Worldwide Inc	2,362	163
Reinsurance Group of America Inc	26,418	2,380	Wyndham Worldwide Corp (b),(c)	33,904	2,470
RenaissanceRe Holdings Ltd (b)	22,585	2,557			$4,801
Saga PLC	237,448	626
Sony Financial Holdings Inc	34,185	477	Machinery - Construction & Mining - 0.07%
			Caterpillar Inc (b)	31,840	2,156
StanCorp Financial Group Inc	14,294	1,642
Swiss Life Holding AG (a)	4,833	1,177
Swiss Re AG	7,249	643	Machinery - Diversified - 0.26%
T&D Holdings Inc	109,228	1,078	Daifuku Co Ltd	15,000	237
Talanx AG	3,267	93	Denyo Co Ltd	16,800	172
Tokio Marine Holdings Inc	12,045	420	Fuji Machine Manufacturing Co Ltd	6,300	63
Topdanmark A/S (a)	847	20
			GEA Group AG	2,825	124
Torchmark Corp (b)	30,815	1,578	Hisaka Works Ltd	18,700	127
Travelers Cos Inc/The (b)	39,340	4,230
			Husqvarna AB	82,403	522
Unipol Gruppo Finanziario SpA	64,425	238	IDEX Corp (b)	33,792	2,540
UnipolSai SpA	105,448	216	KION Group AG	4,630	230
White Mountains Insurance Group Ltd	1,505	1,154	Krones AG	180	19
		$65,841	MAN SE	2,832	291
			Metso OYJ	1,468	32

See accompanying notes.

75

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Diversified (continued)			Oil & Gas (continued)
Middleby Corp/The (a)	16,919	$1,567	Galp Energia SGPS SA	16,080	$176
Miura Co Ltd	10,668	172	HollyFrontier Corp (b)	100,250	3,390
OC Oerlikon Corp AG (a)	27,637	270	Imperial Oil Ltd	64,800	2,065
Sumitomo Heavy Industries Ltd	115,000	474	Inpex Corp	82,400	594
Toshiba Machine Co Ltd	108,000	342	Japan Petroleum Exploration Co Ltd	17,700	380
Xylem Inc/NY (b)	13,700	513	Karoon Gas Australia Ltd (a)	200,778	203
Zuiko Corp	4,130	143	Marathon Petroleum Corp (b)	22,399	767
		$7,838	Newfield Exploration Co (a)	32,615	888
			OGX Petroleo e Gas SA ADR(a)	26,974	5
Media - 1.73%			Phillips 66 (b)	13,220	1,050
Axel Springer SE	1,271	64	Pioneer Natural Resources Co	27,118	3,269
Cablevision Systems Corp	52,087	1,694	Repsol SA (b)	10,619	109
CBS Corp (b)	33,100	1,601
			Rowan Cos Plc (b)	49,660	662
Charter Communications Inc (a)	400	72
Comcast Corp - Class A (b)	78,229	4,516	Suncor Energy Inc	18,852	461
			Tesoro Corp (b)	43,310	3,494
DISH Network Corp (a)	99,010	4,666
			Valero Energy Corp (b)	20,960	1,259
FactSet Research Systems Inc (b)	22,158	3,335
Media General Inc (a)	44,429	738			$28,019
Mediaset Espana Comunicacion SA	21,269	229	Oil & Gas Services - 0.41%
New York Times Co/The (b)	83,270	1,047	Baker Hughes Inc (b)	35,670	1,529
Nippon Television Holdings Inc	51,850	887	Cameron International Corp (a)	19,036	1,248
NOS SGPS SA	21,391	148	FMC Technologies Inc (a)	27,810	682
ProSiebenSat.1 Media SE	5,264	269	Fugro NV (a)	9,280	160
TEGNA Inc (b)	68,180	1,680	Halliburton Co	95,587	3,086
Time Warner Cable Inc (b)	133,406	25,462	National Oilwell Varco Inc (b)	98,610	2,886
TV Asahi Holdings Corp	12,300	220	Schlumberger Ltd (b)	36,430	2,613
Viacom Inc - B Shares (b)	39,410	1,452	Subsea 7 SA (a)	25,512	161
Walt Disney Co/The (b)	20,030	1,913			$12,365
Wolters Kluwer NV	46,551	1,754
			Packaging & Containers - 0.15%
		$51,747	Ball Corp (b)	23,475	1,555
Metal Fabrication & Hardware - 0.04%			Packaging Corp of America (b)	6,640	322
Aurubis AG	14,736	665	Sealed Air Corp (b)	24,730	1,131
Maruichi Steel Tube Ltd	4,700	128	Silgan Holdings Inc (c)	17,698	907
Neturen Co Ltd	24,400	157	WestRock Co (b)	21,285	718
SKF AB	745	12			$4,633
Tsubaki Nakashima Co Ltd	19,200	255
			Pharmaceuticals - 3.50%
		$1,217	AbbVie Inc (b)	8,430	460
Mining - 0.05%			Allergan plc (a)	62,550	18,147
Boliden AB	27,663	414	Almirall SA	21,038	354
Goldcorp Inc	4,925	70	AmerisourceBergen Corp (b)	23,310	2,019
Lake Shore Gold Corp (a)	140,279	189	AstraZeneca PLC	26,539	1,509
Mitsubishi Materials Corp	187,475	528	Baxalta Inc	478,981	18,451
Pacific Metals Co Ltd	100,000	281	Bristol-Myers Squibb Co (b)	184,946	11,454
		$1,482	Cardinal Health Inc (b)	47,449	3,877
			Chugai Pharmaceutical Co Ltd	11,605	344
Miscellaneous Manufacturers - 0.72%			Daiichi Sankyo Co Ltd	16,300	340
3M Co (b)	27,555	4,323
			DexCom Inc (a)	42,364	2,756
Aalberts Industries NV	6	—	Eisai Co Ltd	25,052	1,544
Carlisle Cos Inc (b)	17,920	1,616
			Eli Lilly & Co (b)	9,000	648
Eaton Corp PLC (c)	33,941	1,925
			Express Scripts Holding Co (a),(b)	14,283	1,005
General Electric Co	152,229	4,436	H Lundbeck A/S (a)	7,527	282
Harsco Corp	42,070	159	Herbalife Ltd (a)	2,502	137
Illinois Tool Works Inc (b)	62,760	5,915
			Johnson & Johnson (b)	102,566	10,791
Ingersoll-Rand PLC (b)	22,790	1,266
			McKesson Corp (b)	3,463	539
Nikon Corp	48,800	743	Mead Johnson Nutrition Co	8,424	621
Sumitomo Riko Co Ltd	36,000	298	Meda AB	28,641	507
Tenma Corp	11,500	194	Merck & Co Inc (b)	168,377	8,454
Trelleborg AB	2,466	41	Merck KGaA	1,589	135
Trinity Industries Inc (b)	42,736	677
			Mylan NV (a)	72,871	3,284
		$21,593	Nippon Shinyaku Co Ltd	17,160	588
Office & Business Equipment - 0.03%			Novartis AG	2,279	162
Canon Inc	33,000	930	Novo Nordisk A/S	2,062	106
			Ono Pharmaceutical Co Ltd	8,358	1,548
			Orion Oyj	7,122	241
Oil & Gas - 0.94%			Pfizer Inc (b)	133,050	3,948
Anadarko Petroleum Corp	30,542	1,159	PharMerica Corp (a),(b)	16,430	380
Canadian Oil Sands Ltd	3,414	23	Portola Pharmaceuticals Inc (a)	28,149	793
Chevron Corp (b)	21,300	1,777
			Recordati SpA	4,954	119
Cobalt International Energy Inc (a)	118,799	316
			Rohto Pharmaceutical Co Ltd	21,000	381
Eni SpA	25,033	350	Santen Pharmaceutical Co Ltd	60,995	937
Ensco PLC (b)	92,180	799
			Shionogi & Co Ltd	25,738	1,104
EOG Resources Inc	3,980	258	Sosei Group Corp	1,667	232
Exxon Mobil Corp (b)	56,960	4,565

See accompanying notes.

76

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			Retail (continued)
STADA Arzneimittel AG	693	$23	Bob Evans Farms Inc/DE (b)	12,700	$545
Takeda Pharmaceutical Co Ltd	32,150	1,530	CarMax Inc (a)	5,532	256
TESARO Inc (a)	10,868	440	Cawachi Ltd	15,500	264
TherapeuticsMD Inc (a)	552,775	3,378	Chipotle Mexican Grill Inc (a)	535	272
TherapeuticsMD Inc (a),(d),(f)	15,388	94	Chiyoda Co Ltd	2,718	69
Zoetis Inc (b)	26,970	1,107	Cocokara fine Inc	9,024	374
		$104,769	Costco Wholesale Corp	21,620	3,244
			CVS Health Corp (b)	39,184	3,808
Pipelines - 0.04%			Darden Restaurants Inc (b)	18,400	1,175
Columbia Pipeline Group Inc (b)	53,480	971
			Domino's Pizza Inc (b)	6,851	911
Kinder Morgan Inc/DE	10,240	185	DSW Inc	5,382	141
		$1,156	FamilyMart Co Ltd	4,500	216
			Gap Inc/The (b)	91,640	2,534
Publicly Traded Investment Fund - 0.32%
iShares iBoxx $ High Yield Corporate Bond	116,215	9,307	Gulliver International Co Ltd	50,643	512
ETF			H2O Retailing Corp	20,600	355
TOPIX Exchange Traded Fund	25,060	296	Home Depot Inc/The (b)	32,403	4,022
		$9,603	Honeys Co Ltd	25,480	270
			Hornbach Holding AG & Co KGaA	13,513	833
Real Estate - 0.19%			Industria de Diseno Textil SA	8,107	250
Deutsche Wohnen AG	29,098	769	Jack in the Box Inc (b)	6,250	430
Dolphin Capital Investors Ltd (a)	981,004	140	Jand Inc (a),(d),(e),(f)	1,693	19
Four Corners Property Trust Inc (b)	3,919	64	Kate Spade & Co (a)	14,331	284
HFF Inc (b)	9,780	245	L Brands Inc (b)	23,940	2,030
Hulic Co Ltd	25,400	225	Lowe's Cos Inc (b)	90,673	6,123
Jones Lang LaSalle Inc (b)	5,361	547	McDonald's Corp (b)	42,206	4,946
Kennedy-Wilson Holdings Inc	41,435	788	MSC Industrial Direct Co Inc	23,739	1,652
LEG Immobilien AG (a)	10,072	823	Nishimatsuya Chain Co Ltd	30,100	263
Leopalace21 Corp (a)	124,400	722	Nitori Holdings Co Ltd	4,324	332
NTT Urban Development Corp	27,100	264	Office Depot Inc (a)	207,377	1,053
Realogy Holdings Corp (a)	260	8	Pal Co Ltd	10,200	230
Relo Holdings Inc	4,664	572	Pandora A/S	4,766	602
Takara Leben Co Ltd	90,700	480	Panera Bread Co (a)	16,386	3,395
WeWork Cos Inc (a),(d),(e),(f)	979	49	Red Robin Gourmet Burgers Inc (a),(b)	9,790	637
		$5,696	Rite Aid Corp (a)	208,855	1,660
			RONA Inc	28,646	499
REITS - 1.07%
American Residential Properties Inc	17,295	275	Shimamura Co Ltd	3,200	354
			Signet Jewelers Ltd	5,503	597
American Tower Corp	33,916	3,127	Sonic Corp (b)	12,300	361
Apartment Investment & Management Co (b)	5,280	193
			Staples Inc (b)	133,960	1,266
AvalonBay Communities Inc (b)	1,910	328
Boston Properties Inc (b)	7,830	894	Sundrug Co Ltd	7,659	506
			Tailored Brands Inc (b)	48,480	749
Camden Property Trust (b)	39,226	2,932
			Target Corp (b)	22,530	1,767
Crown Castle International Corp (b)	39,240	3,394
Duke Realty Corp (b)	65,940	1,364	Tiffany & Co	6,448	419
			TJX Cos Inc/The (b)	55,344	4,101
Equinix Inc	2,974	903
Extra Space Storage Inc (b)	13,290	1,092	Tsuruha Holdings Inc	4,110	348
General Growth Properties Inc (b)	39,377	1,084	United Arrows Ltd	10,787	497
Grivalia Properties REIC AE	85,315	707	USS Co Ltd	5,800	91
Hibernia REIT plc	766,937	1,042	Welcia Holdings Co Ltd	7,400	366
Hoshino Resorts REIT Inc	13	159	World Fuel Services Corp	29,741	1,392
Inland Real Estate Corp (b)	54,227	575	Xebio Holdings Co Ltd	21,100	335
			Yamada Denki Co Ltd	91,058	447
Intu Properties PLC	295,704	1,228	Zalando SE (a),(g)	5,057	158
Irish Residential Properties REIT Plc	1,265,226	1,543
Iron Mountain Inc (b)	21,240	624			$67,667
Kimco Realty Corp (b)	14,240	381	Savings & Loans - 0.24%
Lamar Advertising Co (b)	38,376	2,192	Astoria Financial Corp (b)	63,855	951
LibertyPropertyTrust (b)	57,020	1,647	BofI Holding Inc (a),(b)	35,380	656
Prologis Inc (b)	26,107	1,004	Dime Community Bancshares Inc (b)	18,347	312
Public Storage (b)	1,569	391	First Niagara Financial Group Inc	169,276	1,564
Regency Centers Corp (b)	21,670	1,529	People's United Financial Inc (b)	164,540	2,404
Taubman Centers Inc (b)	11,110	787	Washington Federal Inc (b)	58,710	1,244
UDR Inc (b)	17,090	587
					$7,131
Vornado Realty Trust (b)	8,590	742
Weyerhaeuser Co	45,678	1,187	Semiconductors - 0.95%
			Analog Devices Inc (b)	5,890	312
		$31,911
			ASM International NV	1,352	57
Retail - 2.26%			Atmel Corp	144,729	1,169
Adastria Co Ltd	18,034	468	Broadcom Ltd	17,245	2,310
Advance Auto Parts Inc (c)	28,936	4,295	Cypress Semiconductor Corp (a)	15,911	127
Autogrill SpA (a),(b)	15,724	124	Dialog Semiconductor PLC (a)	2,748	90
AutoZone Inc (a),(b)	3,226	2,499	Fairchild Semiconductor International Inc (a)	21,623	434
Barnes & Noble Inc	20,930	203	Integrated Device Technology Inc (a),(b)	45,280	879
Bed Bath & Beyond Inc (a),(b)	16,920	811	Intel Corp (b)	89,260	2,641
BJ's Restaurants Inc (a),(b)	29,650	1,307	KLA-Tencor Corp	27,109	1,836

See accompanying notes.

77

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Semiconductors (continued)			Telecommunications (continued)
Lam Research Corp	17,952	$1,316	Verizon Communications Inc (b)	59,452	$3,016
Mellanox Technologies Ltd (a)	28,036	1,425			$28,534
Micron Technology Inc (a)	142,278	1,513
Mimasu Semiconductor Industry Co Ltd	14,700	133	Toys, Games & Hobbies - 0.07%
Miraial Co Ltd	13,000	100	Bandai Namco Holdings Inc	15,170	302
			Hasbro Inc (b)	5,889	447
MKS Instruments Inc (b)	14,250	469
NXP Semiconductors NV (a)	40,272	2,869	Nintendo Co Ltd	8,725	1,221
Qorvo Inc (a)	15,900	717			$1,970
QUALCOMM Inc (b)	52,060	2,644
			Transportation - 0.69%
Rohm Co Ltd	17,510	747	Ansaldo STS SpA	45,438	493
Rudolph Technologies Inc (a)	16,190	210
			AP Moeller - Maersk A/S - B shares	9	12
Shinkawa Ltd	31,400	115	bpost SA	20,912	519
Shinko Electric Industries Co Ltd	78,200	449	Canadian National Railway Co	49,341	2,866
Silicon Laboratories Inc (a),(b)	8,770	362
			Cargotec Oyj	1,283	40
Skyworks Solutions Inc	12,310	818	CSX Corp	7,190	174
Sumco Corp	194,621	1,236	DSV A/S	12,862	526
SunEdison Semiconductor Ltd (a)	41,272	282
			East Japan Railway Co	6,700	587
Tessera Technologies Inc (b)	86,870	2,561	Expeditors International of Washington Inc (b)	8,210	376
Texas Instruments Inc (b)	9,720	515	Gategroup Holding AG (a)	16,179	590
		$28,336	Genesee & Wyoming Inc (a)	38,154	2,164
Software - 1.18%			Golar LNG Ltd	31,127	571
Adobe Systems Inc (a)	12,220	1,041	Groupe Eurotunnel SE	69,299	695
Alpha Systems Inc	3,300	49	Hitachi Transport System Ltd	8,200	119
			Hornbeck Offshore Services Inc (a),(b)	47,260	406
CA Inc (b)	23,290	682
CareView Communications Inc (a)	1,057,333	317	Irish Continental Group PLC	108,569	554
Cerner Corp (a)	27,921	1,426	Landstar System Inc	22,288	1,319
Citrix Systems Inc (a),(b)	8,120	574	Norfolk Southern Corp	1,585	116
DeNA Co Ltd	36,200	528	Sotetsu Holdings Inc	27,096	168
Digi International Inc (a),(b)	19,442	165	TNT Express NV	202,086	1,728
Envestnet Inc (a)	13,646	280	Union Pacific Corp	24,853	1,960
			United Parcel Service Inc (b),(c)	36,951	3,567
Fidelity National Information Services Inc (b)	49,289	2,871
Fiserv Inc (a),(b)	27,802	2,659	West Japan Railway Co	5,380	315

Jack Henry & Associates Inc (b)	10,500	863	XPO Logistics Inc(a)	37,235	922
Konami Holdings Corp	21,700	527			$20,787
Microsoft Corp (b),(c)	161,008	8,192
			Trucking & Leasing - 0.03%
MSCI Inc	11,954	843	AMERCO	2,992	1,026
Paychex Inc (b)	72,520	3,727
Rackspace Hosting Inc (a),(b)	46,900	1,010
salesforce.com inc (a),(b)	12,070	818	Water- 0.11%
ServiceNow Inc (a)	51,481	2,831	Aqua America Inc (b)	84,560	2,585
Software AG	888	31	Suez Environnement Co	48,260	834
Solera Holdings Inc (b)	21,242	1,183			$3,419
SS&C Technologies Holdings Inc	21,006	1,224	TOTAL COMMON STOCKS		$1,182,928
Workday Inc (a)	56,594	3,421	INVESTMENT COMPANIES - 19.85%	Shares Held	Value(000	's)
		$35,262	Publicly Traded Investment Fund - 19.85%
Telecommunications - 0.95%			BlackRock Liquidity Funds FedFund Portfolio	297,697	298
AT&T Inc (b)	124,603	4,604	Wells Fargo Advantage Government Money	593,952,154	593,952
CalAmp Corp (a),(b)	31,259	571	Market Fund
CenturyLink Inc (b)	45,480	1,391			$594,250
Cisco Systems Inc (b)	38,960	1,020	TOTAL INVESTMENT COMPANIES		$594,250
Freenet AG	6,553	195	CONVERTIBLE PREFERRED STOCKS -
Gogo Inc (a)	40,894	445	0.84%	Shares Held	Value(000	's)
Hellenic Telecommunications Organization	78,741	656
SA			Automobile Manufacturers - 0.02%
			Fiat Chrysler Automobiles NV (a)	7,500	480
InterDigital Inc/PA (b)	12,910	642
Juniper Networks Inc (b)	12,438	307
KDDI Corp	25,120	642	Electric - 0.16%
Motorola Solutions Inc (b)	42,272	3,107	Black Hills Corp	10,000	639
Nippon Telegraph & Telephone Corp	22,078	935	Dominion Resources Inc/VA 6.00%; Series B	22,050	1,213
Nokia OYJ ADR	6,325	38	Dominion Resources Inc/VA 6.13%; Series A	15,500	840
NTT DOCOMO Inc	22,647	527	Dominion Resources Inc/VA 6.38%	41,648	2,021
ParkerVision Inc (a)	548,057	121			$4,713
Plantronics Inc (b)	6,520	244
Proximus SADP	14,901	469	Environmental Control - 0.02%
SoftBank Group Corp	20,450	1,005	Stericycle Inc ADR	8,150	712
Sunrise Communications Group AG (a),(g)	3,771	223
Swisscom AG	6,502	3,169	Food- 0.14%
TDC A/S	77,579	329	Post Holdings Inc (h)	725	97
Telefonaktiebolaget LM Ericsson	7,369	68	Tyson Foods Inc	56,475	4,072
Telephone & Data Systems Inc (b)	17,370	464			$4,169
T-Mobile US Inc (a)	117,137	4,346

See accompanying notes.

78

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

CONVERTIBLE PREFERRED STOCKS					Principal
(continued)	Shares Held	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Services - 0.07%				Aerospace & Defense (continued)
Anthem Inc	45,500	$2,013		KLX Inc
				5.88%, 12/01/2022 (g)	$530	$505
				Meccanica Holdings USA Inc
Internet - 0.01%				6.25%, 01/15/2040 (g)	1,685	1,525
Airbnb, Inc (a),(d),(e),(f)	1,685	171
DraftKings Inc (a),(d),(e),(f)	29,108	59		Rockwell Collins Inc
				0.86%, 12/15/2016 (i)	115	115
Dropbox Inc (a),(d),(e),(f)	2,671	34
				StandardAero Aviation Holdings Inc
		$264		10.00%, 07/15/2023 (g)	2,000	1,860
Oil & Gas - 0.02%						$6,797
Southwestern Energy Co	50,200	716
				Airlines - 0.54%
				Air Canada 2015-2 Class B Pass Through
Pharmaceuticals - 0.17%				Trust
Allergan plc	4,075	3,937		5.00%, 06/15/2025 (g)	2,020	1,990
Teva Pharmaceutical Industries Ltd	1,275	1,157		Latam Airlines 2015-1 Pass Through Trust A
		$5,094		4.20%, 08/15/2029 (g)	6,900	5,968
				Latam Airlines 2015-1 Pass Through Trust B
REITS- 0.16%				4.50%, 08/15/2025 (g)	9,235	8,081
Crown Castle International Corp	13,000	1,381
Welltower Inc (b),(h)	45,600	2,655				$16,039
Weyerhaeuser Co	16,022	745		Automobile Asset Backed Securities - 0.54%
		$4,781		AmeriCredit Automobile Receivables 2015-4
				3.72%, 12/08/2021	189	191
Retail - 0.00%
Jand Inc (a),(d),(e),(f)	3,781	43		AmeriCredit Automobile Receivables Trust
				2013-4
				3.31%, 10/08/2019 (i)	105	107
Software - 0.00%				DT Auto Owner Trust 2016-1
Cloudera Inc (a),(d),(e),(f)	3,756	73		4.66%, 12/15/2022 (g),(i)	600	578
				First Investors Auto Owner Trust 2014-1
				3.28%, 04/15/2021 (g),(i)	70	69
Telecommunications - 0.07%				First Investors Auto Owner Trust 2014-2
T-Mobile US Inc	33,825	2,167		3.47%, 02/15/2021 (g),(i)	120	118
				First Investors Auto Owner Trust 2015-1
TOTAL CONVERTIBLE PREFERRED STOCKS		$25,225		3.59%, 01/18/2022 (g),(i)	100	97
PREFERRED STOCKS - 0.11%	Shares Held	Value(000	's)	First Investors Auto Owner Trust 2015-2
				4.22%, 12/15/2021 (g),(i)	105	101
Advertising - 0.00%
Trade Desk Preferred (a),(d),(e),(f)	17,091	89		Flagship Credit Auto Trust 2015-2
				5.98%, 08/15/2022 (g)	710	649
				Ford Credit Auto Owner Trust 2014-REV2
Electronics - 0.00%				2.31%, 04/15/2026 (g),(i)	445	450
Veracode Inc (a),(d),(e),(f)	6,031	116
				Honda Auto Receivables 2015-1 Owner
				Trust
				1.05%, 10/15/2018 (i)	570	570
Internet - 0.07%
Forescout Tech Inc (a),(d),(e),(f)	9,157	109		Honda Auto Receivables 2015-3 Owner
General Assembly Space, Inc (a),(d),(e),(f)	2,184	107		Trust
Lithium Technologies Inc (a),(d),(e),(f)	59,552	292		1.27%, 04/18/2019	1,075	1,078
Pinterest Inc (a),(d),(e),(f)	17,485	628		Honda Auto Receivables Owner Trust 2014-
Uber Technologies Inc (a),(d),(e),(f)	15,196	741		3
Zuora Inc (a),(d),(e),(f)	40,988	129		1.31%, 10/15/2020 (i)	260	260
		$2,006		Nissan Auto Receivables 2015-B Owner
				Trust
Private Equity - 0.01%				1.34%, 03/16/2020	1,050	1,054
Forward Venture Services LLC (a),(d),(e),(f)	5,465	175		Santander Drive Auto Receivables Trust 2014-
				4
				1.08%, 09/17/2018 (i)	7,000	6,994
Real Estate - 0.02%
Redfin Corp (a),(d),(e),(f)	29,409	92		Toyota Auto Receivables 2014-C Owner
WeWork Cos Inc Series D-1 (a),(d),(e),(f)	4,867	244		Trust
WeWork Cos Inc Series D-2 (a),(d),(e),(f)	3,824	192		0.93%, 07/16/2018	360	360
		$528		Toyota Auto Receivables 2015-B Owner
				Trust
Software - 0.01%				1.27%, 05/15/2019	2,400	2,403
Birst Inc (a),(d),(e),(f)	21,065	77		USAA Auto Owner Trust 2015-1
Marklogic Corp (a),(d),(e),(f)	14,832	172		1.20%, 06/17/2019 (i)	1,200	1,201
Nutanix Inc (a),(d),(e),(f)	3,575	57				$16,280
		$306
				Automobile Floor Plan Asset Backed Securities - 0.03%
TOTAL PREFERRED STOCKS		$3,220
				Ally Master Owner Trust
	Principal			0.90%, 01/15/2019 (i)	900	898
BONDS- 28.49%	Amount (000's)	Value(000	's)

Aerospace & Defense - 0.23%				Automobile Manufacturers - 0.19%
Embraer Overseas Ltd				Daimler Finance North America LLC
5.70%, 09/16/2023	$3,200	$2,792		1.30%, 08/01/2016 (g),(i)	855	855

See accompanying notes.

79

     Schedule of Investments Global Multi-Strategy Fund February 29, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Automobile Manufacturers (continued)			Building Materials (continued)
Ford Motor Credit Co LLC			NCI Building Systems Inc
1.40%, 01/17/2017(i)	$625	$622	8.25%, 01/15/2023 (g)			$220	$228
4.39%, 01/08/2026	1,700	1,735	Owens Corning
General Motors Co			4.20%, 12/01/2024			405	402
6.75%, 04/01/2046	110	115	Votorantim Cimentos SA
General Motors Financial Co Inc			3.25%, 04/25/2021		EUR	3,820	2,845
5.25%, 03/01/2026(j)	1,050	1,054					$10,566
Hyundai Capital Services Inc
1.33%, 03/18/2017(g),(i)	950	949	Chemicals - 0.20%
Volkswagen International Finance NV			Albemarle Corp
1.06%, 11/18/2016(g),(i)	450	445	4.15%, 12/01/2024			$825	803
		$5,775	Braskem Finance Ltd
			5.75%, 04/15/2021			5,000	4,519
Banks- 2.25%			Hercules Inc
Akbank TAS			6.50%, 06/30/2029			330	248
6.50%, 03/09/2018	2,000	2,099	Solvay Finance America LLC
Bank of America Corp			4.45%, 12/03/2025 (g)			500	501
4.20%, 08/26/2024	1,390	1,391					$6,071
6.00%, 09/01/2017	1,100	1,161
Barclays PLC			Commercial Mortgage Backed Securities - 1.52%
4.38%, 01/12/2026	1,690	1,631	Banc of America Commercial Mortgage Trust
			2006-1
BBVA Bancomer SA/Texas			5.65%, 09/10/2045 (g),(i)			5,536	5,366
6.50%, 03/10/2021	12,975	13,795
			BLCP Hotel Trust
Corp Financiera de Desarrollo SA			2.93%, 08/15/2029 (g),(i)			300	276
3.25%, 07/15/2019(g)	200	201
			4.10%, 08/15/2029 (g),(i)			300	286
5.25%, 07/15/2029(g),(i)	265	256
			BXHTL Mezzanine Trust
Credit Agricole SA			8.62%, 05/15/2020 (d),(i)			1,100	1,100
7.88%, 01/29/2049(g),(h)	1,400	1,233
8.13%, 12/29/2049(g),(h),(i)	1,920	1,786	COBALT CMBS Commercial Mortgage Trust
Deutsche Bank AG			2007	-C2
4.50%, 04/01/2025	900	763	5.62%, 04/15/2047			5,000	4,780
			COMM 2014-SAVA Mortgage Trust
ICBC Standard Bank PLC			1.58%, 06/15/2034 (g),(i)			79	77
8.13%, 12/02/2019	2,400	2,582	2.18%, 06/15/2034 (g),(i)			145	141
International Bank of Azerbaijan OJSC			2.83%, 06/15/2034 (g),(i)			290	280
5.63%, 06/11/2019	2,000	1,768
			Commercial Mortgage Trust 2007-GG11
Intesa Sanpaolo SpA			6.13%, 12/10/2049 (i)			1,500	1,461
5.02%, 06/26/2024(g)	4,210	3,868
5.71%, 01/15/2026(g)	750	715	CSMC 2015-TWNI Trust
			1.68%, 03/15/2017 (g),(i)			1,100	1,087
KFW
1.13%, 08/06/2018	1,600	1,601	Extended Stay America Trust 2013-ESH
			4.04%, 12/05/2031 (g),(i)			857	854
1.63%, 03/15/2021	654	656
Morgan Stanley			Ginnie Mae
			0.69%, 01/16/2053 (i)			7,885	399
4.35%, 09/08/2026	1,345	1,338
			GP Portfolio Trust 2014-GGP
Royal Bank of Scotland Group PLC			1.38%, 02/15/2027 (g),(i)			397	386
6.13%, 12/15/2022	905	950
8.00%, 12/29/2049(h),(i)	2,670	2,436	GS Mortgage Securities Trust 2007-GG10
			5.79%, 08/10/2045 (i)			1,275	1,218
Russian Agricultural Bank OJSC Via RSHB
Capital SA			Hilton USA Trust 2013-HLT
			3.71%, 11/05/2030 (g),(i)			275	274
5.10%, 07/25/2018	6,375	6,389	4.41%, 11/05/2030 (g),(i)			190	189
Santander Holdings USA Inc			5.22%, 11/05/2030 (g),(i)			215	214
4.50%, 07/17/2025	4,250	4,232
Santander UK Group Holdings PLC			JP Morgan Chase Commercial Mortgage
4.75%, 09/15/2025(g)	1,000	943	Securities Trust 2007-LDP10
Societe Generale SA			5.46%, 01/15/2049			250	251
7.88%, 12/29/2049(g),(h),(i)	2,200	1,958	JP Morgan Chase Commercial Mortgage
7.88%, 12/29/2049(h),(i)	2,080	1,851	Securities Trust 2015-COSMO
			4.38%, 01/15/2032 (g),(i)			3,700	3,465
Turkiye Is Bankasi
3.75%, 10/10/2018(g)	2,000	1,980	JP Morgan Chase Commercial Mortgage
Vnesheconombank Via VEB Finance PLC			Securities Trust 2015-SGP
			4.93%, 07/15/2036 (g),(i)			785	764
4.22%, 11/21/2018(k)	10,000	9,650
			Morgan Stanley Capital I Trust 2007-HQ12
		$67,233	5.73%, 04/12/2049 (i)			279	288
Biotechnology - 0.15%			Morgan Stanley Capital I Trust 2011-C2
Concordia Healthcare Corp			5.31%, 06/15/2044 (g),(i)			475	483
9.50%, 10/21/2022(g)	4,500	4,365	Motel 6 Trust 2015-M6MZ
			8.23%, 02/05/2020 (d),(f),(g),(i)			2,814	2,663
			SCG Trust 2013-SRP1
Building Materials - 0.35%			2.93%, 11/15/2026 (g),(i)			365	355
Atrium Windows & Doors Inc			3.68%, 11/15/2026 (g),(i)			400	390
7.75%, 05/01/2019(g)	630	428
			3.77%, 11/15/2026 (g),(i)			200	194
Builders FirstSource Inc
7.63%, 06/01/2021(g)	4,450	4,517	Wachovia Bank Commercial Mortgage Trust
			Series 2005-C22
Cemex SAB de CV			5.54%, 12/15/2044 (i)			8,407	8,385
6.13%, 05/05/2025(g)	2,385	2,146

See accompanying notes.

80

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)			Diversified Financial Services (continued)
Wachovia Bank Commercial Mortgage Trust			Century Master Investment Co Ltd
Series 2007-C31			4.75%, 09/19/2018		$5,334	$5,559
5.66%, 04/15/2047(i)	$5,500	$5,293	Dragon Aviation Finance Luxembourg SA
5.72%, 04/15/2047(i)	5,000	4,621	4.00%, 11/28/2022 (f)		5,104	5,066
		$45,540	Ladder Capital Finance Holdings LLLP /
			Ladder Capital Finance Corp
Commercial Services - 0.13%			5.88%, 08/01/2021 (g)		1,885	1,564
Team Health Inc			Quicken Loans Inc
7.25%, 12/15/2023(g)	2,467	2,590
			5.75%, 05/01/2025 (g)		3,220	3,011
Verisk Analytics Inc						$20,648
5.50%, 06/15/2045	1,490	1,367
		$3,957	Electric - 0.38%
			Cia de Eletricidade do Estado da Bahia
Computers - 0.09%			11.75%, 04/27/2016 (g)	BRL	350	84
Hewlett Packard Enterprise Co			Duke Energy Progress LLC
4.90%, 10/15/2025(g)	2,855	2,710
			0.65%, 03/06/2017 (i)		$220	219
			EDP Finance BV
Consumer Products - 0.08%			4.13%, 01/15/2020 (g)		915	891
Central Garden & Pet Co			Enel SpA
6.13%, 11/15/2023	2,345	2,392	8.75%, 09/24/2073 (g),(i)		3,970	4,317
			Listrindo Capital BV
			6.95%, 02/21/2019		3,820	3,882
Cosmetics & Personal Care - 0.01%			Star Energy Geothermal Wayang Windu Ltd
Procter & Gamble Co/The			6.13%, 03/27/2020		2,000	1,978
0.70%, 11/04/2016(i)	445	445
						$11,371

			Electronics - 0.27%
Credit Card Asset Backed Securities - 0.44%

			Flextronics International Ltd
American Express Credit Account Master			4.75%, 06/15/2025		790	762
Trust
0.72%, 01/15/2020(i)	1,050	1,050	Keysight Technologies Inc
0.72%, 05/15/2020(i)	520	520	4.55%, 10/30/2024		3,385	3,261
0.98%, 05/15/2019(i)	265	265	Real Alloy Holding Inc
			10.00%, 01/15/2019 (g)		4,000	3,970
1.26%, 01/15/2020(i)	815	817
1.43%, 06/15/2020	610	613				$7,993
1.49%, 04/15/2020(i)	210	211	Engineering & Construction - 0.16%
American Express Credit Account Master			Pratama Agung Pte Ltd
Trust 2013-1			6.25%, 02/24/2020		5,000	4,857
0.85%, 02/16/2021(i)	410	411
BA Credit Card Trust
0.81%, 06/15/2021(i)	315	314	Finance - Mortgage Loan/Banker - 0.11%
Barclays Dryrock Issuance Trust			Fannie Mae
2.41%, 07/15/2022(i)	455	467	1.38%, 02/26/2021		3,272	3,267
Capital One Multi-Asset Execution Trust
0.96%, 09/16/2019(i)	425	425	Food- 0.18%
1.39%, 01/15/2021(i)	1,100	1,104	BRF SA
1.60%, 05/17/2021	1,180	1,188	7.75%, 05/22/2018 (g)	BRL	1,500	308
2.08%, 03/15/2023(i)	2,535	2,568	Cosan Luxembourg SA
Chase Issuance Trust			9.50%, 03/14/2018 (g)		350	71
1.62%, 07/15/2020(i)	2,400	2,419	Marfrig Holdings Europe BV
Discover Card Execution Note Trust			6.88%, 06/24/2019		$960	888
1.39%, 04/15/2020	615	617	Marfrig Overseas Ltd
World Financial Network Credit Card Master			9.50%, 05/04/2020		4,010	4,020
Trust						$5,287
0.91%, 02/15/2022(i)	165	164
		$13,153	Gas- 0.00%
			NGL Energy Partners LP / NGL Energy
Distribution & Wholesale - 0.07%			Finance Corp
American Builders & Contractors Supply Co			5.13%, 07/15/2019		185	109
Inc
5.75%, 12/15/2023(g)	2,000	2,060
			Healthcare - Products - 0.18%
			Greatbatch Ltd
Diversified Financial Services - 0.69%			9.13%, 11/01/2023 (g)		1,505	1,464
Air Lease Corp			Mallinckrodt International Finance SA /
4.25%, 09/15/2024	1,570	1,456	Mallinckrodt CB LLC
Aircastle Ltd			5.63%, 10/15/2023 (g)		4,000	3,930
5.50%, 02/15/2022	800	799				$5,394
Ally Financial Inc
2.75%, 01/30/2017	100	100	Healthcare - Services - 0.07%
3.25%, 09/29/2017	550	548	MEDNAX Inc
			5.25%, 12/01/2023 (g)		2,135	2,212
3.50%, 07/18/2016	100	100
4.75%, 09/10/2018	1,300	1,324
5.50%, 02/15/2017	1,100	1,121

See accompanying notes.

81

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Holding Companies - Diversified - 0.49%				Media (continued)
Alfa SAB de CV				CSC Holdings LLC (continued)
6.88%, 03/25/2044(g)		$400	$368	6.75%, 11/15/2021		$760	$771
Dubai Holding Commercial Operations MTN				DISH DBS Corp
Ltd				5.88%, 07/15/2022		1,905	1,824
6.00%, 02/01/2017	GBP	9,000	12,660	5.88%, 11/15/2024		1,925	1,730
Grupo KUO SAB De CV				6.75%, 06/01/2021		985	1,003
6.25%, 12/04/2022		$1,900	1,762	Grupo Televisa SAB
			$14,790	7.25%, 05/14/2043	MXN	4,370	201
				NBCUniversal Enterprise Inc
Home Builders - 0.06%				5.25%, 12/19/2049 (g),(h)		$1,205	1,241
M/I Homes Inc				Neptune Finco Corp
6.75%, 01/15/2021		2,000	1,935	10.88%, 10/15/2025 (g)		215	232
				10.13%, 01/15/2023 (g)		260	280
Insurance - 0.17%				Time Warner Cable Inc
Assicurazioni Generali SpA				4.50%, 09/15/2042		645	527
7.75%, 12/12/2042	EUR	2,600	3,249				$12,472
Old Republic International Corp
				Mining - 0.22%
4.88%, 10/01/2024		$1,630	1,691
				AngloGold Ashanti Holdings PLC
			$4,940	5.13%, 08/01/2022		2,000	1,795
Internet - 0.10%				5.38%, 04/15/2020		3,000	2,858
Baidu Inc				Polyus Gold International Ltd
4.13%, 06/30/2025		3,000	3,041	5.63%, 04/29/2020		2,000	1,930
DraftKings Inc Term Notes							$6,583
5.00%, 12/23/2016(d),(e),(f)		27	27
				Miscellaneous Manufacturers - 0.10%
			$3,068
				GE Accounts Receivable Funding Master
Investment Companies - 0.34%				6.99%, 08/24/2017 (d),(f),(i)		2,400	2,400
Beijing State-Owned Assets Management				Textron Financial Corp
Hong Kong				6.00%, 02/15/2067 (g),(i)		700	504
3.00%, 05/26/2020		3,500	3,508				$2,904
4.13%, 05/26/2025		1,500	1,483
				Mortgage Backed Securities - 1.45%
Huarong Finance II Co Ltd
				Adjustable Rate Mortgage Trust 2004-4
3.50%, 01/16/2018		5,000	5,066	2.88%, 03/25/2035 (i)		120	116
			$10,057	Adjustable Rate Mortgage Trust 2004-5
Iron & Steel - 0.17%				2.71%, 04/25/2035 (i)		138	132
ArcelorMittal				Alternative Loan Trust 2003-20CB
8.00%, 10/15/2039(i)		470	370	5.75%, 10/25/2033		124	127
JSW Steel Ltd				Alternative Loan Trust 2003-9T1
4.75%, 11/12/2019		6,250	4,750	5.50%, 07/25/2033 (i)		100	99
			$5,120	Alternative Loan Trust 2004-14T2
				5.50%, 08/25/2034		119	124
Leisure Products & Services - 0.11%				Alternative Loan Trust 2004-28CB
LTF Merger Sub Inc				5.75%, 01/25/2035		89	89
8.50%, 06/15/2023(g)		3,588	3,361
				Alternative Loan Trust 2004-J3
				5.50%, 04/25/2034		124	126
Lodging - 0.59%				Alternative Loan Trust 2005-14
				0.65%, 05/25/2035 (i)		622	506
Interval Acquisition Corp
5.63%, 04/15/2023(g)		1,085	1,066	Alternative Loan Trust 2005-J1
MCE Finance Ltd				5.50%, 02/25/2025		231	235
5.00%, 02/15/2021		12,603	11,661	Alternative Loan Trust 2007-4CB
MGM Resorts International				5.75%, 04/25/2037		139	123
6.00%, 03/15/2023		3,175	3,254	Banc of America Alternative Loan Trust 2003-
Wyndham Worldwide Corp				10
5.10%, 10/01/2025		1,580	1,611	5.50%, 12/25/2033		151	153
				5.50%, 12/25/2033 (i)		216	219
			$17,592
				Banc of America Alternative Loan Trust 2003-
Machinery - Construction & Mining - 0.02%				8
Caterpillar Financial Services Corp				5.50%, 10/25/2033		150	152
0.65%, 03/03/2017(i)		530	530	Banc of America Alternative Loan Trust 2005-
				6
				5.25%, 07/25/2035 (i)		217	196
Media- 0.42%
Cablevision Systems Corp				Banc of America Funding 2004-B Trust
				2.80%, 11/20/2034 (i)		243	233
7.75%, 04/15/2018		915	940
8.63%, 09/15/2017		740	787	Banc of America Funding 2005-5 Trust
CCO Holdings LLC / CCO Holdings Capital				5.50%, 09/25/2035		92	96
Corp				Banc of America Funding 2005-7 Trust
5.13%, 05/01/2023(g)		1,225	1,216	5.75%, 11/25/2035 (i)		164	166
CCO Safari II LLC				Banc of America Funding 2007-4 Trust
6.48%, 10/23/2045(g)		1,315	1,387	5.50%, 11/25/2034		229	213
CSC Holdings LLC				Banc of America Mortgage 2005-A Trust
				2.74%, 02/25/2035 (i)		70	69
5.25%, 06/01/2024		390	333

See accompanying notes.

82

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Bear Stearns ARM Trust 2004-6				IndyMac INDX Mortgage Loan Trust 2005-
2.96%, 09/25/2034(i)		$910	$830	AR11
Bear Stearns ARM Trust 2005-12				2.72%, 08/25/2035 (i)		$1,030	$829
2.71%, 02/25/2036(i)		414	325	IndyMac INDX Mortgage Loan Trust 2005-
ChaseMortgageFinanceTrust Series2007-				AR16	IP
A1				1.08%, 07/25/2045 (i)		303	243
2.50%, 03/25/2037(i)		1,009	935	JP Morgan Alternative Loan Trust
CHL Mortgage Pass-Through Trust 2004-12				2.63%, 03/25/2036 (i)		852	732
2.89%, 08/25/2034(i)		180	156	3.51%, 03/25/2036 (i)		27	19
CHL Mortgage Pass-Through Trust 2004-				JP Morgan Mortgage Trust 2003-A2
HYB4				2.10%, 11/25/2033 (i)		169	164
2.62%, 09/20/2034(i)		88	84	JP Morgan Mortgage Trust 2005-A1
CHL Mortgage Pass-Through Trust 2004-				2.74%, 02/25/2035 (i)		324	321
HYB8				JP Morgan Mortgage Trust 2005-A2
3.23%, 01/20/2035(i)		124	119	2.39%, 04/25/2035 (i)		247	236
CHL Mortgage Pass-Through Trust 2005-11				JP Morgan Mortgage Trust 2005-A3
0.71%, 04/25/2035(i)		146	117	2.82%, 06/25/2035 (i)		135	136
CHL Mortgage Pass-Through Trust 2005-21				JP Morgan Mortgage Trust 2005-S3
5.50%, 10/25/2035(i)		180	167	6.00%, 01/25/2036 (i)		307	247
Citigroup Mortgage Loan Trust 2005-3				JP Morgan Mortgage Trust 2006-A1
2.75%, 08/25/2035(i)		1,006	925	2.67%, 02/25/2036 (i)		220	193
Citigroup Mortgage Loan Trust 2014-11				JP Morgan Mortgage Trust 2006-A7
0.57%, 08/25/2036(g),(i)		1,053	909	2.75%, 01/25/2037 (i)		385	336
Citigroup Mortgage Loan Trust 2015-2				JP Morgan Mortgage Trust 2007-S1
0.63%, 06/25/2047(g),(i)		893	783	5.75%, 03/25/2037		301	243
Citigroup Mortgage Loan Trust Inc				Lehman XS Trust Series 2006-4N
2.62%, 05/25/2035(i)		123	114	0.66%, 04/25/2046 (i)		1,007	693
CitiMortgage Alternative Loan Trust Series				MASTR Adjustable Rate Mortgages Trust
2006	-A4			2004-7
6.00%, 09/25/2036		308	271	2.61%, 07/25/2034 (i)		324	312
Credit Suisse First Boston Mortgage Securities				MASTR Adjustable Rate Mortgages Trust
Corp				2006-2
2.71%, 11/25/2033(i)		115	110	2.77%, 04/25/2036 (i)		198	188
2.79%, 12/25/2033(i)		74	72	MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2020		633	622	5.25%, 11/25/2033		97	99
5.50%, 11/25/2035		196	177	MASTR Alternative Loan Trust 2004-12
CSFB Mortgage-Backed Trust Series 2004-				5.25%, 12/25/2034		7	7
AR4				MASTR Alternative Loan Trust 2004-5
2.72%, 05/25/2034(i)		298	277	5.50%, 06/25/2034		100	103
CSMC Mortgage-Backed Trust 2006-8				6.00%, 06/25/2034		118	121
6.50%, 10/25/2021(i)		104	86	MASTR Alternative Loan Trust 2004-8
Deutsche Alt-A Securities Inc Mortgage Loan				6.00%, 09/25/2034		537	555
Trust Series 2005-3				Merrill Lynch Alternative Note Asset Trust
5.25%, 06/25/2035		31	31	Series 2007-F1
Deutsche Alt-A Securities Inc Mortgage Loan				6.00%, 03/25/2037		157	114
Trust Series 2005-5				Merrill Lynch Mortgage Investors Trust Series
5.50%, 11/25/2035		123	112	MLCC 2006-1
Deutsche Alt-A Securities Inc Mortgage Loan				2.56%, 02/25/2036 (i)		1,161	1,064
Trust Series 2005-6				Merrill Lynch Mortgage Investors Trust Series
5.50%, 12/25/2035(i)		137	114	MLCC 2006-2
Fannie Mae Connecticut Avenue Securities				2.22%, 05/25/2036 (i)		66	64
5.99%, 04/25/2028(i)		5,000	4,699	Merrill Lynch Mortgage Investors Trust Series
Fannie Mae Interest Strip				MLCC 2007-1
4.00%, 11/25/2040		21,812	3,518	2.75%, 01/25/2037 (i)		141	130
Freddie Mac Structured Agency Credit Risk				Morgan Stanley Mortgage Loan Trust 2006-
Debt Notes				11
2.09%, 04/25/2024(i)		500	493	6.00%, 08/25/2036 (i)		196	176
2.29%, 10/25/2027(i)		550	537	National City Mortgage Capital Trust
2.64%, 02/25/2024(i)		500	499	6.00%, 03/25/2038 (i)		760	790
4.69%, 11/25/2023(i)		250	240	Residential Asset Securitization Trust 2005-
8.39%, 05/25/2025(i)		250	226	A8	CB
9.24%, 03/25/2028(i)		7,000	6,353	5.38%, 07/25/2035		408	358
9.79%, 04/25/2028(i)		1,000	876	Residential Asset Securitization Trust 2007-
GMACM Mortgage Loan Trust 2005-AR4				A6
3.20%, 07/19/2035(i)		133	124	6.00%, 06/25/2037 (i)		200	174
GSR Mortgage Loan Trust 2004-14				RFMSI Series 2006-S1 Trust
2.87%, 12/25/2034(i)		169	162	5.75%, 01/25/2036		153	150
GSR Mortgage Loan Trust 2005-4F				Structured Adjustable Rate Mortgage Loan
6.50%, 02/25/2035		201	203	Trust
Harborview Mortgage Loan Trust				0.75%, 07/25/2035 (i)		116	82
0.80%, 10/19/2033(i)		1,146	1,061

See accompanying notes.

83

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Mortgage Backed Securities (continued)			Oil & Gas (continued)
	Structured Adjustable Rate Mortgage Loan			Chesapeake Energy Corp
	Trust (continued)			4.88%, 04/15/2022		$635	$133
	2.65%, 11/25/2034(i)	$350	$343	6.13%, 02/15/2021		35	7
	2.75%, 09/25/2034(i)	480	474	6.63%, 08/15/2020		25	6
	Structured Adjustable Rate Mortgage Loan			Concho Resources Inc
	Trust Series 2004-6			5.50%, 10/01/2022		310	287
	2.45%, 06/25/2034(i)	244	236	5.50%, 04/01/2023		1,410	1,311
	Structured Asset Securities Corp Mortgage			ConocoPhillips
Pass	-Through Certificates Series 2004-20			6.50%, 02/01/2039		330	323
	5.75%, 11/25/2034	144	149	Continental Resources Inc/OK
	Structured Asset Securities Corp Trust 2005-			3.80%, 06/01/2024		590	400
	1			4.50%, 04/15/2023		135	97
	5.50%, 02/25/2035	201	204	5.00%, 09/15/2022		3,725	2,827
	WaMu Mortgage Pass-Through Certificates			Delek & Avner Tamar Bond Ltd
	Series 2004-CB2 Trust			5.08%, 12/30/2023 (g)		8,000	7,870
	5.50%, 07/25/2034	69	71	5.41%, 12/30/2025 (g),(k)		13,000	12,789
	WaMu Mortgage Pass-Through Certificates			Devon Energy Corp
	Series 2005-AR10 Trust			5.00%, 06/15/2045		195	128
	2.49%, 09/25/2035(i)	1,073	1,024	Diamond Offshore Drilling Inc
	WaMu Mortgage Pass-Through Certificates			4.88%, 11/01/2043		305	181
	Series 2006-AR19 Trust			Diamondback Energy Inc
	1.89%, 01/25/2047(i)	924	786	7.63%, 10/01/2021		1,115	1,126
	WaMu Mortgage Pass-Through Certificates			Gazprom Neft OAO Via GPN Capital SA
	Series 2007-HY5 Trust			6.00%, 11/27/2023		3,000	2,843
	2.09%, 05/25/2037(i)	719	624	Gazprom OAO Via Gaz Capital SA
	Washington Mutual Mortgage Pass-Through			3.76%, 03/15/2017	EUR	4,000	4,389
	Certificates WMALT Series 2006-2 Trust			4.63%, 10/15/2018 (g)		2,500	2,757
	6.00%, 03/25/2036(i)	147	135	Halcon Resources Corp
	Wells Fargo Mortgage Backed Securities			8.63%, 02/01/2020 (g)		$380	210
	2003-J Trust			Lukoil International Finance BV
	2.73%, 10/25/2033(i)	51	51	3.42%, 04/24/2018		3,000	2,951
	Wells Fargo Mortgage Backed Securities			Matador Resources Co
	2003-M Trust			6.88%, 04/15/2023		1,472	1,281
	2.79%, 12/25/2033(i)	325	325	MEG Energy Corp
	Wells Fargo Mortgage Backed Securities			6.38%, 01/30/2023 (g)		295	139
	2004-A Trust			6.50%, 03/15/2021 (g)		40	19
	2.83%, 02/25/2034(i)	145	144	7.00%, 03/31/2024 (g)		485	223
	Wells Fargo Mortgage Backed Securities			Noble Energy Inc
	2005-11 Trust			5.63%, 05/01/2021		394	356
	5.50%, 11/25/2035	48	49	Noble Holding International Ltd
	Wells Fargo Mortgage Backed Securities			5.25%, 03/15/2042		835	333
	2005-12 Trust			Oasis Petroleum Inc
	5.50%, 11/25/2035	74	75	6.88%, 03/15/2022		300	175
	Wells Fargo Mortgage Backed Securities			Odebrecht Offshore Drilling Finance Ltd
	2005-16 Trust			6.75%, 10/01/2023		10,488	2,098
	6.00%, 01/25/2036(i)	185	182	OGX Austria GmbH
	Wells Fargo Mortgage Backed Securities			0.00%, 06/01/2018 (a),(g)		600	—
	2005-AR10 Trust			0.00%, 04/01/2022 (a),(g)		1,100	—
	2.78%, 06/25/2035(i)	106	106	Pacific Exploration and Production Corp
	Wells Fargo Mortgage Backed Securities			0.00%, 01/26/2019 (a),(g)		690	79
	Trust			5.13%, 03/28/2023 (g)		2,270	250
	2.74%, 08/25/2034(i)	151	149	Pertamina Persero PT
			$43,507	4.30%, 05/20/2023		5,500	5,167
				5.63%, 05/20/2043		4,500	3,600
	Oil & Gas - 2.61%			Petrobras Global Finance BV
	Anadarko Petroleum Corp			4.88%, 03/07/2018	EUR	1,000	950
	4.50%, 07/15/2044	35	24	5.63%, 05/20/2043		$3,055	1,775
	Antero Resources Corp			6.25%, 12/14/2026	GBP	1,000	871
	5.13%, 12/01/2022	495	422	6.75%, 01/27/2041		$880	550
	5.38%, 11/01/2021	65	56	6.88%, 01/20/2040		1,345	844
	Baytex Energy Corp			7.25%, 03/17/2044		65	42
	5.13%, 06/01/2021(g)	35	20
	5.63%, 06/01/2024(g)	205	112	Petroleos de Venezuela SA
				6.00%, 11/15/2026		11,000	3,449
	Bonanza Creek Energy Inc			Petroleos Mexicanos
	5.75%, 02/01/2023	210	52	5.50%, 06/27/2044		3,200	2,459
	6.75%, 04/15/2021	55	16	7.65%, 11/24/2021 (g),(i)	MXN	6,500	344
	BP Capital Markets PLC			Puma International Financing SA
	1.04%, 11/07/2016(i)	385	383
				6.75%, 02/01/2021		$6,000	5,499
	California Resources Corp			RSP Permian Inc
	5.50%, 09/15/2021	170	23	6.63%, 10/01/2022		1,215	1,087
	6.00%, 11/15/2024	1,360	177	6.63%, 10/01/2022 (g)		1,400	1,253
	8.00%, 12/15/2022(g)	265	66

See accompanying notes.

84

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)				Other Asset Backed Securities (continued)
Sabine Oil & Gas Corp				OneMain Financial Issuance Trust 2014-2
0.00%, 06/15/2019(a)		$300	$24	2.47%, 09/18/2024 (g)		$130	$129
Shell International Finance BV				3.02%, 09/18/2024 (g),(i)		130	126
0.83%, 11/15/2016(i)		455	455	5.31%, 09/18/2024 (g),(i)		1,210	1,182
SM Energy Co				OneMain Financial Issuance Trust 2015-1
5.00%, 01/15/2024		385	153	3.19%, 03/18/2026 (g),(i)		220	216
6.13%, 11/15/2022		425	185	OneMain Financial Issuance Trust 2015-3
State Oil Co of the Azerbaijan Republic				4.16%, 11/20/2028 (g),(i)		790	770
6.95%, 03/18/2030		2,500	2,109	RCO Depositor II LLC
Ultra Petroleum Corp				4.50%, 09/25/2054 (g),(i)		822	819
6.13%, 10/01/2024(g)		130	7	Rise Ltd
Western Refining Logistics LP / WNRL				4.75%, 02/15/2039 (d),(i)		438	430
Finance Corp				Shenton Aircraft Investment I Ltd
7.50%, 02/15/2023		395	336	4.75%, 10/15/2042 (g)		891	889
Whiting Petroleum Corp				Sierra Timeshare 2012-1 Receivables Funding
5.00%, 03/15/2019		90	45	LLC
			$78,143	2.84%, 11/20/2028 (g)		25	25
				Sierra Timeshare 2013-1 Receivables Funding
Other Asset Backed Securities - 1.00%				LLC
AIM Aviation Finance Ltd				1.59%, 11/20/2029 (g),(i)		116	115
5.07%, 02/15/2040(g),(i)		1,378	1,370

American Homes 4 Rent 2014-SFR1				Sierra Timeshare 2013-3 Receivables Funding
2.93%, 06/17/2031(g),(i)		645	595	LLC
				2.20%, 10/20/2030 (g),(i)		264	263
American Homes 4 Rent 2014-SFR2 Trust				Springleaf Funding Trust 2014-A
5.15%, 10/17/2036(g),(i)		280	271
				2.41%, 12/15/2022 (g),(i)		290	290
6.23%, 10/17/2036(g),(i)		695	691
				TAL Advantage V LLC
American Homes 4 Rent 2014-SFR3 Trust				3.55%, 11/20/2038 (g),(i)		407	391
6.42%, 12/17/2036(g),(i)		900	915
				THL Credit Wind River 2014-3 CLO Ltd
American Homes 4 Rent 2015-SFR1				6.22%, 01/22/2027 (d),(g),(i)		3,000	2,109
5.64%, 04/17/2052(g),(i)		1,045	988
				VOLT XXII LLC
AMMC CLO 17 Ltd				3.50%, 02/25/2055 (g),(i)		1,558	1,545
7.24%, 11/15/2027(d),(g),(i)		2,500	1,852
				VOLT XXXI LLC
Avery Point VII CLO Ltd				3.38%, 02/25/2055 (g),(i)		388	382
7.19%, 01/15/2028(d),(g),(i)		1,400	996
8.59%, 01/15/2028(d),(g),(i)		1,050	575				$29,807
BlueMountain CLO 2013-4 Ltd				Packaging & Containers - 0.02%
6.27%, 04/15/2025(d),(g),(i)		3,000	1,573	Beverage Packaging Holdings Luxembourg II
Bowman Park CLO Ltd				SA / Beverage Packaging Holdings II
6.02%, 11/23/2025(d),(g),(i)		1,000	712	6.00%, 06/15/2017 (g)		540	538
CAM Mortgage LLC 2015-1
3.50%, 07/15/2064(g)		1,078	1,076
				Pharmaceuticals - 0.31%
CLI Funding V LLC
3.38%, 10/18/2029(g)		606	581	AbbVie Inc
				3.60%, 05/14/2025		2,425	2,476
Colony American Finance 2015-1 Ltd
5.65%, 10/15/2047(g)		550	555	Express Scripts Holding Co
				4.50%, 02/25/2026		1,320	1,331
Colony American Homes 2014-1
2.28%, 05/17/2031(g),(i)		290	276	Johnson & Johnson
				0.71%, 11/28/2016 (i)		430	430
2.58%, 05/17/2031(g),(i)		495	463
				Valeant Pharmaceuticals International Inc
Colony American Homes 2014-2				4.50%, 05/15/2023 (g)	EUR	2,810	2,447
3.63%, 07/17/2031(g),(i)		1,000	935
				5.50%, 03/01/2023 (g)		$770	641
Colony American Homes 2015-1				5.63%, 12/01/2021 (g)		200	171
2.58%, 07/17/2032(g),(i)		415	382
				5.88%, 05/15/2023 (g)		2,040	1,721
Cronos Containers Program I Ltd
3.27%, 11/18/2029(g)		891	860				$9,217
GCA2014 Holdings Ltd - Class C				Pipelines - 0.28%
6.00%, 01/05/2030(d),(f),(g),(i)		600	541	Energy Transfer Partners LP
GCA2014 Holdings Ltd - Class D				6.13%, 12/15/2045		1,145	942
7.50%, 01/05/2030(d),(f),(g),(i)		220	189	Enterprise Products Operating LLC
GCA2014 Holdings Ltd - Class E				3.70%, 02/15/2026		160	150
0.00%, 01/05/2030(a),(d),(f),(g),(i)		1,030	234	Kinder Morgan Energy Partners LP
Global Container Assets Ltd				3.45%, 02/15/2023		140	120
4.50%, 02/05/2030(g),(i)		384	365	3.50%, 09/01/2023		200	168
Invitation Homes 2014-SFR1 Trust				4.70%, 11/01/2042		285	200
1.93%, 06/17/2031(g),(i)		1,180	1,134	5.00%, 03/01/2043		60	46
Invitation Homes 2015-SFR1 Trust				5.63%, 09/01/2041		440	342
4.63%, 03/17/2032(g),(i)		280	268	MPLX LP
Magnetite IX Ltd				4.88%, 12/01/2024 (g)		1,505	1,229
6.37%, 07/25/2026(d),(g),(i)		1,750	937	Plains All American Pipeline LP / PAA
Oak Hill Advisors Residential Loan Trust				Finance Corp
2015-NP	L2			4.70%, 06/15/2044		225	148
3.72%, 07/25/2055(g),(i)		556	552	Regency Energy Partners LP / Regency
OneMain Financial Issuance Trust 2014-1				Energy Finance Corp
2.43%, 06/18/2024(g),(i)		240	240	5.75%, 09/01/2020		530	487

See accompanying notes.

85

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)				Sovereign (continued)
Sabine Pass Liquefaction LLC				Croatia Government International
5.63%, 03/01/2025		$1,030	$935	Bond (continued)
Targa Resources Partners LP / Targa				6.25%, 04/27/2017 (g)		$10,015	$10,423
Resources Partners Finance Corp				6.75%, 11/05/2019 (k)		5,000	5,439
4.25%, 11/15/2023		35	27	Dominican Republic International Bond
5.00%, 01/15/2018		615	589	6.88%, 01/29/2026 (g)		3,500	3,614
5.25%, 05/01/2023		135	106	Export Credit Bank of Turkey
6.38%, 08/01/2022		210	181	5.38%, 02/08/2021 (g)		8,800	8,827
6.75%, 03/15/2024(g)		1,940	1,644	Financiera de Desarrollo Territorial SA
Williams Cos Inc/The				Findeter
5.75%, 06/24/2044		525	341	7.88%, 08/12/2024 (g)	COP	3,380,000	817
Williams Partners LP				Ghana Government International Bond
4.00%, 09/15/2025		925	705	7.88%, 08/07/2023 (g)		$800	594
5.10%, 09/15/2045		250	170	8.13%, 01/18/2026 (g)		400	297
			$8,530	8.50%, 10/04/2017 (g)		7,311	7,032
				Hellenic Republic Government Bond
Real Estate - 0.54%				3.00%, 02/24/2023 (i)	EUR	400	279
Agile Property Holdings Ltd				3.00%, 02/24/2024 (i)		400	270
8.88%, 04/28/2017		3,000	3,004	3.00%, 02/24/2025 (i)		400	263
MAF Global Securities Ltd				3.00%, 02/24/2026 (i)		400	258
7.13%, 10/29/2049(h),(i)		10,500	10,894
				3.00%, 02/24/2027 (i)		400	251
Rialto Holdings LLC / Rialto Corp				3.00%, 02/24/2028 (i)		400	247
7.00%, 12/01/2018(g)		2,238	2,204
				3.00%, 02/24/2029 (i)		400	243
			$16,102	3.00%, 02/24/2030 (i)		400	239
				3.00%, 02/24/2031 (i)		400	230
REITS- 0.18%
				3.00%, 02/24/2032 (i)		400	234
Brixmor Operating Partnership LP
3.85%, 02/01/2025		1,000	873	3.00%, 02/24/2033 (i)		400	232
				3.00%, 02/24/2034 (i)		400	232

Communications Sales & Leasing Inc / CSL				3.00%, 02/24/2035 (i)		400	217
Capital LLC
8.25%, 10/15/2023		4,000	3,570	3.00%, 02/24/2036 (i)		400	226
				3.00%, 02/24/2037 (i)		400	225

Healthcare Realty Trust Inc				3.00%, 02/24/2038 (i)		400	226
3.88%, 05/01/2025		690	669
				3.00%, 02/24/2039 (i)		400	226
Host Hotels & Resorts LP
				3.00%, 02/24/2040 (i)		400	225
5.25%, 03/15/2022		265	283
				3.00%, 02/24/2041 (i)		400	225
			$5,395
				3.00%, 02/24/2042 (i)		400	227
Retail - 0.02%				4.75%, 04/17/2019 (g)		3,000	2,597
Foot Locker Inc				Honduras Government International Bond
8.50%, 01/15/2022		410	488	8.75%, 12/16/2020		$3,780	4,205
				Hungary Government International Bond
				6.25%, 01/29/2020 (k)		10,000	11,125
Semiconductors - 0.22%
KLA-Tencor Corp				Iceland Government International Bond
4.65%, 11/01/2024		2,437	2,396	5.88%, 05/11/2022		15,000	17,166
Micron Technology Inc				Indonesia Government International Bond
5.25%, 01/15/2024(g)		1,130	949	6.88%, 01/17/2018 (k)		8,000	8,699
5.63%, 01/15/2026(g)		1,320	1,069	Iraq International Bond
				5.80%, 01/15/2028 (d)		12,280	7,718
Sensata Technologies UK Financing Co plc
6.25%, 02/15/2026(g)		2,100	2,221	Israel Government International Bond
			$6,635	4.50%, 01/30/2043		8,000	8,635
				Ivory Coast Government International Bond
Software - 0.08%				5.75%, 12/31/2032 (i)		8,780	7,737
Open Text Corp				KazAgro National Management Holding JSC
5.63%, 01/15/2023(g)		1,245	1,226	3.26%, 05/22/2019	EUR	6,200	6,061
Oracle Corp				Macedonia Government International Bond
0.82%, 07/07/2017(i)		1,075	1,074	3.98%, 07/24/2021 (g)		1,116	1,155
			$2,300	4.88%, 12/01/2020 (g)		3,333	3,603
				Montenegro Government International Bond
Sovereign - 8.63%				3.88%, 03/18/2020 (g)		9,570	9,893
1MDB Global Investments Ltd
				Pakistan Government International Bond
4.40%, 03/09/2023		15,000	12,733
				8.25%, 04/15/2024		$9,600	9,681
Argentina Bonar Bonds
7.00%, PIK 7.00%, 04/17/2017(d),(l)		10,000	10,086	Perusahaan Penerbit SBSN Indonesia III
				4.35%, 09/10/2024		6,000	5,910
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/2028(i)		6,710	5,234	Poland Government Bond
				2.50%, 07/25/2026	PLN	35,000	8,437
Brazilian Government International Bond
4.25%, 01/07/2025(k)		2,500	2,138	Republic of Angola Via Northern Lights III
				BV
5.00%, 01/27/2045		6,000	4,245
				7.00%, 08/16/2019		$13,038	12,539
Costa Rica Government International Bond
4.38%, 04/30/2025(g)		4,671	3,970	Republic of Azerbaijan International Bond
7.16%, 03/12/2045(g)		800	676	4.75%, 03/18/2024		5,410	4,967
				Romanian Government International Bond
Croatia Government International Bond				3.88%, 10/29/2035 (g)	EUR	6,000	6,580
3.00%, 03/11/2025	EUR	1,260	1,274
6.00%, 01/26/2024(g)		$1,700	1,824

See accompanying notes.

86

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	CONVERTIBLE BONDS (continued)	Amount (000's)		Value (000's)

Sovereign (continued)				Banks- 0.12%
Russian Foreign Bond - Eurobond				Bank of New York Mellon Luxembourg
3.25%, 04/04/2017(k)		$5,000	$5,046	SA/The
5.63%, 04/04/2042		5,000	4,850	4.30%, 12/15/2050 (i)	EUR	8,700	$3,715
Senegal Government International Bond
6.25%, 07/30/2024		5,280	4,786
				Biotechnology - 0.06%
Slovenia Government International Bond
				Acorda Therapeutics Inc
5.85%, 05/10/2023		3,200	3,656	1.75%, 06/15/2021 (b)		$875	864
Sri Lanka Government International Bond

5.13%, 04/11/2019		8,600	8,276	BioMarin Pharmaceutical Inc
				1.50%, 10/15/2020		320	375
6.25%, 10/04/2020		5,000	4,828

Ukraine Government International Bond				Medicines Co/The
				2.50%, 01/15/2022		425	483
7.75%, 09/01/2019		5,000	4,513
7.75%, 09/01/2027		2,000	1,670				$1,722
			$258,331	Coal- 0.00%
				Alpha Natural Resources Inc
Student Loan Asset Backed Securities - 0.05%				0.00%, 12/15/2020 (a)		100	—
SoFi Professional Loan Program 2014-B
LLC
1.69%, 08/25/2032(g),(i)		95	93	Computers - 0.04%
SoFi Professional Loan Program 2015-A				SanDisk Corp
LLC				1.50%, 08/15/2017		850	1,289
1.64%, 03/25/2033(g),(i)		589	575
Sofi Professional Loan Program 2016-A LLC
0.00%, 01/26/2038(a),(f),(g),(i),(j)		810	782	Consumer Products - 0.03%
				Jarden Corp
			$1,450
				1.13%, 03/15/2034		725	846
Supranational Bank - 0.29%
African Export-Import Bank				Diversified Financial Services - 0.02%
3.88%, 06/04/2018		1,000	984	Element Financial Corp
5.75%, 07/27/2016		7,787	7,846	5.13%, 06/30/2019 (g)	CAD	725	565
			$8,830

Telecommunications - 0.94%				Electric - 0.03%
Alcatel-Lucent USA Inc				NRG Yield Inc
6.45%, 03/15/2029		1,215	1,236	3.25%, 06/01/2020 (g)		$225	184
6.50%, 01/15/2028		385	386	3.50%, 02/01/2019 (g)		650	582
B Communications Ltd							$766
7.38%, 02/15/2021(g)		7,000	7,560
Comcel Trust via Comunicaciones Celulares				Electrical Components & Equipment - 0.02%
SA				General Cable Corp
6.88%, 02/06/2024		10,076	8,993	4.50%, 11/15/2029 (b),(i)		75	28
Digicel Group Ltd				SunPower Corp
7.13%, 04/01/2022		7,750	5,541	0.75%, 06/01/2018		575	655
Frontier Communications Corp							$683
8.88%, 09/15/2020(g)		2,000	2,065
11.00%, 09/15/2025 (g)		1,095	1,096	Electronics - 0.02%
				TTM Technologies Inc
Oi SA
9.75%, 09/15/2016(g)	BRL	1,475	232	1.75%, 12/15/2020		550	476
				Vishay Intertechnology Inc
Sprint Communications Inc
				2.25%, 11/15/2040		300	286
6.00%, 12/01/2016		$1,090	1,082
							$762
			$28,191
				Energy - Alternate Sources - 0.02%
Textiles - 0.05%
				SunEdison Inc
Springs Industries Inc				0.25%, 01/15/2020 (b),(g)		1,425	224
6.25%, 06/01/2021(d)		1,562	1,542
				2.00%, 10/01/2018		400	87
				2.75%, 01/01/2021		725	158
Transportation - 0.17%							$469
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/2020		5,250	5,086	Healthcare - Products - 0.02%
				Hologic Inc
TOTAL BONDS			$852,863	2.00%, 12/15/2037		325	499
	Principal
CONVERTIBLE BONDS - 2.01%	Amount (000's)		Value (000's)	Healthcare - Services - 0.15%
				Anthem Inc
Apparel - 0.01%				2.75%, 10/15/2042		2,450	4,412
Iconix Brand Group Inc
1.50%, 03/15/2018		655	360
				Holding Companies - Diversified - 0.00%
				RWT Holdings Inc
Automobile Parts & Equipment - 0.01%				5.63%, 11/15/2019		185	166
Meritor Inc
7.88%, 03/01/2026		325	363

See accompanying notes.

87

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

	Principal			Principal
CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)		CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)

Home Builders - 0.02%			Semiconductors (continued)
CalAtlantic Group Inc			Novellus Systems Inc
0.25%, 06/01/2019	$485	$421	2.63%, 05/15/2041	$3,988	$8,659
KB Home			NVIDIA Corp
1.38%, 02/01/2019	165	145	1.00%, 12/01/2018	3,225	5,184
		$566	ON Semiconductor Corp
			2.63%, 12/15/2026	300	313
Insurance - 0.05%					$21,534
MGIC Investment Corp
2.00%, 04/01/2020	300	346	Telecommunications - 0.08%
5.00%, 05/01/2017	775	804	Ciena Corp
Radian Group Inc			3.75%, 10/15/2018 (g)	475	583
2.25%, 03/01/2019(b)	300	341	Palo Alto Networks Inc
		$1,491	0.00%, 07/01/2019 (a)	1,225	1,751
					$2,334
Internet - 0.13%
LinkedIn Corp			Transportation - 0.02%
0.50%, 11/01/2019	615	549	Ship Finance International Ltd
VeriSign Inc			3.25%, 02/01/2018	600	544
4.34%, 08/15/2037(i)	1,325	3,278	UTi Worldwide Inc
		$3,827	4.50%, 03/01/2019	100	100
					$644
Investment Companies - 0.00%
			TOTAL CONVERTIBLE BONDS		$60,146
Prospect Capital Corp
4.75%, 04/15/2020(b),(i)	100	76	SENIOR FLOATING RATE INTERESTS	Principal
			- 0.37%	Amount (000's) Value (000's)

Metal Fabrication & Hardware - 0.03%			Agriculture - 0.00%
RTI International Metals Inc			Pinnacle Operating Corp, Term Loan B
			4.75%, 11/14/2018 (i)	$164	$146
1.63%, 10/15/2019	790	784

Miscellaneous Manufacturers - 0.02%			Building Materials - 0.03%
Trinity Industries Inc			Continental Building Products Operating Co
3.88%, 06/01/2036	650	665	LLC, Term Loan B
			4.00%, 08/28/2020 (i)	437	425
			Ply Gem Industries Inc, Term Loan B
Oil & Gas - 0.07%			4.00%, 01/17/2021 (i)	438	413
Cheniere Energy Inc					$838
4.25%, 03/15/2045	1,150	591
Chesapeake Energy Corp			Chemicals - 0.01%
2.50%, 05/15/2037	1,210	547	Emerald Performance Materials LLC, Term
Whiting Petroleum Corp			Loan
1.25%, 04/01/2020(g)	2,920	1,064	4.50%, 07/23/2021 (i)	262	256
		$2,202

Pharmaceuticals - 0.03%			Commercial Services - 0.05%
Herbalife Ltd			iQor US Inc, Term Loan B
			6.00%, 02/19/2021 (d),(i)	589	456
2.00%, 08/15/2019	900	820
			Sedgwick Claims Management Services Inc,
			Term Loan
REITS- 0.29%			3.75%, 02/11/2021 (i)	150	143
Colony Capital Inc			USAGM HoldCo LLC, Term Loan
3.88%, 01/15/2021	625	545	4.75%, 07/27/2022 (i)	965	901
Equinix Inc					$1,500
4.75%, 06/15/2016(b)	1,325	5,244
Redwood Trust Inc			Distribution & Wholesale - 0.01%
4.63%, 04/15/2018	330	307	HD Supply Inc, Term Loan
			3.75%, 08/06/2021 (i)	441	432
SL Green Operating Partnership LP
3.00%, 10/15/2017(g)	50	60
Spirit Realty Capital Inc			Diversified Financial Services - 0.01%
2.88%, 05/15/2019	825	811	Aptean Holdings Inc, Term Loan B
3.75%, 05/15/2021	350	345	5.25%, 02/21/2020 (i)	442	427
Starwood Property Trust Inc
3.75%, 10/15/2017	225	219
4.55%, 03/01/2018	1,075	1,055	Insurance - 0.03%
		$8,586	HUB International Ltd, Term Loan B
			4.00%, 09/17/2020 (i)	902	861
Semiconductors - 0.72%
Intel Corp
3.25%, 08/01/2039	3,501	5,195	Investment Companies - 0.00%
Microchip Technology Inc			Grosvenor Capital Management Holdings
2.13%, 12/15/2037	600	1,103	LLLP, Term Loan B
			3.75%, 11/25/2020 (i)	165	155
Micron Technology Inc
2.13%, 02/15/2033	400	478
3.00%, 11/15/2043	315	218
3.13%, 05/01/2032	300	384

See accompanying notes.

88

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Leisure Products & Services - 0.01%			U.S. Treasury (continued)
SRAM LLC, Term Loan B			3.75%, 11/15/2043	$26,551	$33,128
4.02%, 06/07/2018(i)	$301	$228	4.38%, 05/15/2041	4,655	6,317
			4.63%, 02/15/2040 (k)	15,018	21,008
					$101,812
Machinery - Diversified - 0.01%
Manitowoc Foodservice Inc, Term Loan			U.S. Treasury Bill - 0.96%
0.00%, 02/05/2023(i),(m)	360	360	0.22%, 03/03/2016 (k),(o)	15,000	15,000
			0.24%, 03/17/2016 (k),(o)	13,000	12,998
			0.46%, 07/14/2016 (o),(p)	850	849
Miscellaneous Manufacturers - 0.02%
Gates Global LLC, Term Loan					$28,847
4.25%, 06/11/2021(i)	636	559
			U.S. Treasury Inflation-Indexed Obligations - 2.79%
			0.13%, 04/15/2020 (k)	69,398	70,022
			1.00%, 02/15/2046 (k)	13,426	13,439
Oil & Gas - 0.02%
Power Buyer LLC, Term Loan					$83,461
4.25%, 05/06/2020(i)	552	538
			U.S. Treasury Strip - 0.17%
			0.00%, 02/15/2044 (a),(i),(k),(q)	10,356	4,917
Pharmaceuticals - 0.02%
Vizient Inc, Term Loan B			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.25%, 02/09/2023(i)	550	547	OBLIGATIONS		$241,596
				Maturity
			REPURCHASE AGREEMENTS - 6.60%	Amount (000's)	Value(000	's)
Pipelines - 0.02%
Energy Transfer Equity LP, Term Loan			Banks- 6.60%
3.25%, 11/15/2019(i)	593	477	Barclays Bank PLC Repurchase Agreement on	$ 3,034	$3,035
Southcross Energy Partners LP, Term Loan B			securities sold short; (0.45)% dated
5.25%, 07/29/2021(i)	292	150	12/21/2015 (collateralized by Bahrain
		$627	Government International Bond;
			$2,984,802; 6.13%; dated 08/01/23)(r)
Private Equity - 0.01%			Barclays Bank PLC Repurchase Agreement on	13,579	13,585
HarbourVest Partners LLC, Term Loan			securities sold short; (0.75)% dated
3.25%, 02/04/2021(i)	210	207	12/21/2015 (collateralized by Saudi
			Electricity Global Sukuk Co 2;
			$13,948,747; 3.47%; dated 04/08/23)(r)
Retail - 0.01%
Talbots Inc/The, Term Loan B			Barclays Bank PLC Repurchase Agreement on	2,071	2,071
5.50%, 03/13/2020(i)	290	270	securities sold short; (0.45)% dated
			02/19/2016 (collateralized by Turkey
			Government International Bond;
Software - 0.02%			$2,098,463; 7.38%; dated 02/05/25)(r)
Evergreen Skills Lux Sarl, Term Loan			Barclays Bank PLC Repurchase Agreement on	5,033	5,033
3.75%, 04/08/2021(i)	560	531
			securities sold short; (0.70)% dated
			02/29/2016 (collateralized by IPIC GMTN
Telecommunications - 0.07%			Ltd; $5,231,303; 6.88%; dated 11/01/41)(r)
Integra Telecom Holdings Inc, Term Loan B			Barclays Bank PLC Repurchase Agreement;	2,490	2,490
5.25%, 08/14/2020(i)	1,141	1,074	(0.70)% dated 02/29/2016 (collateralized
LTS Buyer LLC, Term Loan B			by Kazakhstan Temir Zholy Finance BV;
4.00%, 04/01/2020(i)	299	290	$2,542,038; 6.95%; dated 07/10/42)(r)
Sable International Finance Ltd, Term Loan			Barclays Bank PLC Repurchase Agreement on	1,231	1,233
0.00%, 12/02/2022(i),(m)	380	369	securities sold short; (0.80)% dated
0.00%, 12/02/2022(i),(m)	310	301	12/03/2015 (collateralized by Kazakhstan
		$2,034	Government International Bond;
			$1,223,223; 5.13%; dated 07/21/25)(r)
Transportation - 0.01%			Barclays Bank PLC Repurchase Agreement on	1,180	1,182
OSG Bulk Ships Inc, Term Loan B-EXIT			securities sold short; (0.80)% dated
5.25%, 07/22/2019(i)	212	185
			12/18/2015 (collateralized by Kazakhstan
			Government International Bond;
Trucking & Leasing - 0.01%			$1,223,223; 5.13%; dated 07/21/25)(r)
IBC Capital Ltd, Term Loan			Barclays Bank PLC Repurchase Agreement on	3,321	3,325
4.75%, 08/05/2021(i)	426	377	securities sold short; (0.80)% dated
			01/14/2016 (collateralized by Kazakhstan
TOTAL SENIOR FLOATING RATE INTERESTS		$11,078	Government International Bond;
			$3,414,829; 5.13%; dated 07/21/25)(r)
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 8.07%	Amount (000's)	Value (000's)	Barclays Bank PLC Repurchase Agreement on	5,592	5,601
			securities sold short; (0.85)% dated
Federal National Mortgage Association (FNMA) - 0.75%			12/21/2015 (collateralized by IPIC GMTN
3.00%, 03/01/2046(n)	$22,000	$22,559	Ltd; $5,804,236; 5.50%; dated 03/01/22)(r)
			Barclays Bank PLC Repurchase Agreement on	1,034	1,035
U.S. Treasury - 3.40%			securities sold short; (0.95)% dated
1.00%, 09/15/2017	15,292	15,344	01/07/2016 (collateralized by South Africa
1.63%, 02/15/2026(k)	12,702	12,569	Government International Bond;
2.25%, 11/15/2025(k)	6,672	6,969	$1,074,814; 5.88%; dated 09/16/25)(r)
2.50%, 02/15/2046(k)	6,638	6,477

See accompanying notes.

89

     Schedule of Investments Global Multi-Strategy Fund February 29, 2016 (unaudited)

REPURCHASE AGREEMENTS		Maturity		REPURCHASE AGREEMENTS	Maturity
(continued)		Amount (000's) Value (000's)		(continued)	Amount (000's)	Value (000's)

Banks (continued)				Banks (continued)
Barclays Bank PLC Repurchase Agreement on $		4,586	$4,592	Merrill Lynch Repurchase Agreement on	$9,808	$9,808
securities sold short; (1.00)% dated				securities sold short; 0.36% dated
01/08/2016 (collateralized by ABJA				02/29/2016 maturing 03/01/2016
Investment Co Pte Ltd; $4,764,243; 4.85%;				(collateralized by United States Treasury
dated 01/31/20)(r)				Note/Bond; $9,809,870; 0.63%; dated
Barclays Bank PLC Repurchase Agreement on		5,087	5,093	09/30/17)
securities sold short; (3.50)% dated				Merrill Lynch Repurchase Agreement on	2,905	2,905
01/19/2016 (collateralized by Argentina				securities sold short; 0.35% dated
Bonar Bonds; $5,397,500; 8.75%; dated				02/29/2016 maturing 03/01/2016
05/07/24	)(r)			(collateralized by United States Treasury
Barclays Bank PLC Repurchase Agreement on		1,075	1,076	Note/Bond; $2,902,432; 4.75%; dated
securities sold short; (1.25)% dated				02/15/41)
02/23/2016 (collateralized by South Africa				Merrill Lynch Repurchase Agreement on	8,324	8,323
Government International Bond;				securities sold short; 0.36% dated
$1,074,814; 5.88%; dated 09/16/25)(r)				02/29/2016 maturing 03/01/2016
Barclays Bank PLC Repurchase Agreement on		3,999	4,007	(collateralized by United States Treasury
securities sold short; (1.50)% dated				Note/Bond; $8,314,975; 2.50%; dated
01/13/2016 (collateralized by Cia				02/15/45)
Brasileira de Aluminio; $3,810,660;				Merrill Lynch Repurchase Agreement on	22,639	22,639
4.75%; dated 06/17/24)(r)				securities sold short; 0.37% dated
Barclays Bank PLC Repurchase Agreement on		5,558	5,566	02/29/2016 maturing 03/01/2016
securities sold short; (1.50)% dated				(collateralized by United States Treasury
01/20/2016 (collateralized by Rio Tinto				Note/Bond; $22,677,247; 2.00%; dated
Finance PLC; $5,890,207; 2.88%; dated				08/15/25)
12/11/24	)(r)			Merrill Lynch Repurchase Agreement on	1,394	1,394
Barclays Bank PLC Repurchase Agreement on		4,854	4,864	securities sold short; 0.37% dated
securities sold short; (1.55)% dated				02/29/2016 maturing 03/01/2016
01/07/2016 (collateralized by Millicom				(collateralized by United States Treasury
International Cellular SA; $4,824,219;				Note/Bond; $1,392,487; 3.00%; dated
6.63%; dated 10/15/21)(r)				05/15/45)
Barclays Bank PLC Repurchase Agreement on		5,804	5,804	Merrill Lynch Repurchase Agreement; 0.38%	2,583	2,583
securities sold short; (2.25)% dated				dated 02/29/2016 maturing 03/01/2016
02/29/2016 (collateralized by Banco				(collateralized by United States Treasury
Bradesco SA/Cayman Islands; $5,931,542;				Note/Bond; $2,584,469; 1.63%; dated
5.75%; dated 03/01/22)(r)				11/30/20)
Merrill Lynch Repurchase Agreement on		17,068	17,068	Merrill Lynch Repurchase Agreement; 0.39%	1,995	1,995
securities sold short; 0.25% dated				dated 02/29/2016 maturing 03/01/2016
02/29/2016 maturing 03/01/2016				(collateralized by United States Treasury
(collateralized by United States Treasury				Note/Bond; $1,995,175; 1.38%; dated
Note/Bond; $17,077,414; 6.25%; dated				09/30/20)
05/15/30)				Mizuho Securities Repurchase Agreement on	8,000	8,000
Merrill Lynch Repurchase Agreement on		10,608	10,608	securities sold short; 0.00% dated
securities sold short; 0.30% dated				02/29/2016 (collateralized by United States
02/29/2016 maturing 03/01/2016				Treasury Note/Bond; $8,001,526; 0.63%;
(collateralized by United States Treasury				dated 09/30/17)(a),(r)
Note/Bond; $10,606,566; 5.38%; dated						$189,474
02/15/31)				TOTAL REPURCHASE AGREEMENTS		$189,474
Merrill Lynch Repurchase Agreement on		6,228	6,228	TOTAL PURCHASED OPTIONS - 0.57%		$17,010
securities sold short; 0.31% dated
02/29/2016 maturing 03/01/2016				TOTAL PURCHASED INTEREST RATE SWAPTIONS -0.02%		$589
(collateralized by United States Treasury				Total Investments		$3,178,379
Note/Bond; $6,223,521; 3.00%; dated				Liabilities in Excess of Other Assets, Net - (6.45)%		$(185,081)
11/15/45)				TOTAL NET ASSETS - 100.00%		$2,993,298
Merrill Lynch Repurchase Agreement on		3,326	3,326
securities sold short; 0.32% dated
02/29/2016 maturing 03/01/2016				(a) Non-Income Producing Security
(collateralized by United States Treasury				(b)	Security or a portion of the security was pledged as collateral for short
Note/Bond; $3,326,559; 1.38%; dated				sales. At the end of the period, the value of these securities totaled
01/31/21)				$134,786 or 4.50% of net assets.
Merrill Lynch Repurchase Agreement on		665	665	(c)	Security or a portion of the security was pledged to cover margin
securities sold short; 0.32% dated				requirements for options contracts. At the end of the period, the value of
02/29/2016 maturing 03/01/2016				these securities totaled $9,767 or 0.33% of net assets.
(collateralized by United States Treasury				(d)	Security is Illiquid. At the end of the period, the value of these securities
Note/Bond; $665,312; 1.38%; dated				totaled $42,857 or 1.43% of net assets.
01/31/21)				(e)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Merrill Lynch Repurchase Agreement on		24,340	24,340	information.
securities sold short; 0.35% dated				(f)	Fair value of these investments is determined in good faith by the Manager
02/29/2016 maturing 03/01/2016				under procedures established and periodically reviewed by the Board of
(collateralized by United States Treasury				Directors. At the end of the period, the fair value of these securities totaled
Note/Bond; $24,326,261; 3.13%; dated				$18,858 or 0.63% of net assets.
02/15/42)

See accompanying notes.

90

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $257,222 or 8.59% of net assets.
(h)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(i)	Variable Rate. Rate shown is in effect at February 29, 2016.
(j)	Security purchased on a when-issued basis.
(k)	Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $156,227 or 5.22% of net assets.
(l)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m)	This Senior Floating Rate Note will settle after February 29, 2016, at which time the interest rate will be determined.
(n)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(o)	Rate shown is the discount rate of the original purchase.
(p)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $849 or 0.03% of net assets.
(q)	Security is a Principal Only Strip.
(r)	Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.

Portfolio Summary (unaudited)
Sector	Percent
Exchange Traded Funds	20.17%
Financial	17.68%
Government	16.35%
Consumer, Non-cyclical	12.38%
Industrial	6.41%
Consumer, Cyclical	6.08%
Communications	6.06%
Technology	4.63%
Energy	4.46%
Mortgage Securities	3.72%
Basic Materials	3.69%
Asset Backed Securities	2.06%
Utilities	1.68%
Purchased Options	0.57%
Diversified	0.49%
Purchased Interest Rate Swaptions	0.02%
Investments Sold Short	(18.30)%
Other Assets in Excess of Liabilities, Net	11.85%
TOTAL NET ASSETS	100.00%

Restricted Securities

Security Name	Trade Date	Cost	Value	Percent of Net Assets
Airbnb, Inc	06/24/2015	$157	$171	0.01%
Birst Inc	03/03/2015	123	77	0.00%
Cloudera Inc	02/05/2014	55	73	0.00%
DraftKings Inc Term Notes	12/22/2015	27	27	0.00%
DraftKings Inc	12/04/2014	52	59	0.00%
Dropbox Inc	01/28/2014	51	34	0.00%
Forescout Tech Inc	11/24/2015	109	109	0.00%
Forward Venture Services LLC	11/20/2014	170	175	0.01%
General Assembly Space, Inc	07/31/2015	107	107	0.00%
Jand Inc	04/23/2015	19	19	0.00%
Jand Inc	04/23/2015	43	43	0.00%
Klarna Holding AB	08/07/2015	89	91	0.00%
Lithium Technologies Inc	04/16/2015	290	292	0.01%
Marklogic Corp	04/27/2015	172	172	0.01%
Nutanix Inc	08/25/2014	48	57	0.00%
Pinterest Inc	03/16/2015	627	628	0.02%
Pure Storage Inc - Class B	04/16/2014	131	120	0.00%
Redfin Corp	12/15/2014	97	92	0.00%
Trade Desk Preferred	02/09/2016	89	89	0.00%
Uber Technologies Inc	06/05/2014	236	741	0.02%
Veracode Inc	08/26/2014	112	116	0.00%
WeWork Cos Inc	12/08/2014	16	49	0.00%

See accompanying notes.

91

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Restricted Securities (continued)

Security Name				Trade Date		Cost	Value		Percent of Net Assets
WeWork Cos Inc Series D-1				12/08/2014		$81	$	244			0.01%
WeWork Cos Inc Series D-2				12/08/2014		64		192			0.01%
Zuora Inc				01/15/2015		156		129			0.00%

Amounts in thousands
Credit Default Swaps

Buy Protection
				(Pay)/			Upfront	Unrealized
				Receive	Expiration	Notional	Premiums	Appreciation/		Fair Value
Counterparty (Issuer)	Reference Entity			Fixed Rate	Date	Amount	Paid/(Received)	(Depreciation)		Asset	Liability
Barclays Bank PLC	AngloGold Ashanti Holdings PLC			(1.00)%	09/21/2020	$10,000	$1,082	$929		$2,011	$—
Barclays Bank PLC	CDX.EM.24			(1.00)%	12/20/2020	515	64	(6)		58	—
Barclays Bank PLC	Emirate of Dubai Government			(5.00)%	12/20/2020	10,000	(1,325)	155		—	(1,170)
	International Bonds
Barclays Bank PLC	Emirate of Dubai Government			(5.00)%	12/20/2020	10,000	(1,350)	179		—	(1,171)
	International Bonds
Barclays Bank PLC	ITRAXX.ASIA			(1.00)%	12/20/2020	2,050	52	2		54	—
Barclays Bank PLC	Kazakhstan Government			(1.00)%	12/20/2020	10,000	977	(89)		888	—
	International Bond
Barclays Bank PLC	Mexico Government International			(1.00)%	12/20/2020	780	34	(1)		33	—
	Bond
Barclays Bank PLC	Turkey Government International			(1.00)%	09/20/2020	2,350	171	14		185	—
	Bond
Citigroup Inc	Kingdom of Saudi Arabia			(1.00)%	12/20/2020	5,000	201	(28)		173	—
Citigroup Inc	Kingdom of Saudi Arabia			(1.00)%	12/20/2020	5,000	206	(33)		173	—
Citigroup Inc	Mexico Government International			(1.00)%	12/21/2020	1,090	47	—		47	—
	Bond
Citigroup Inc	Russian Agricultural Bank OJSC			(1.00)%	03/20/2019	5,000	235	200		435	—
	Via RSHB Capital SA
Citigroup Inc	South Africa Government			(1.00)%	12/20/2020	20,000	2,140	35		2,175	—
	International Bond
Deutsche Bank AG	CDX.EM.24			(1.00)%	12/20/2020	3,626	452	(43)		409	—
Deutsche Bank AG	Mexico Government International			(1.00)%	12/20/2020	750	32	—		32	—
	Bond
Deutsche Bank AG	Mexico Government International			(1.00)%	12/20/2020	750	33	(1)		32	—
	Bond
JP Morgan Chase	Bank of China Ltd/Hong Kong			(1.00)%	09/21/2020	15,000	222	236		458	—
JP Morgan Chase	ITRAXX.ASIA			(1.00)%	12/20/2020	2,600	65	3		68	—
JP Morgan Chase	Kingdom of Saudi Arabia			(1.00)%	12/20/2020	10,000	434	(88)		346	—
Merrill Lynch	ITRAXX.ASIA			(1.00)%	12/20/2020	1,950	50	1		51	—
Total							$3,822	$1,465		$7,628	$ (2,341)

Sell Protection
		Implied
		Credit Spread
		as of		(Pay)/			Upfront	Unrealized
		February 29,		Receive	Expiration	Notional	Premiums	Appreciation/		Fair Value (b)
Counterparty (Issuer)	Reference Entity	2016	(c)	Fixed Rate	Date	Amount (a)	Paid/(Received)	(Depreciation)		Asset	Liability
Citigroup Inc	Penerbangan	1.75%		1.00%	12/20/2020	$10,000	$(419)	$80 $		— $	(339)
	Malaysia Berhad
HSBC Securities Inc	Croatia Government	2.82%		1.00%	09/20/2020	10,000	(695)	(72)		—	(767)
	International Bond
Total							$(1,114)	$8 $	— $	(1,106)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
				(Pay)/			Upfront	Unrealized
				Receive	Expiration	Notional	Premiums	Appreciation/
	Reference Entity			Fixed Rate	Date	Amount	Paid/(Received))	(Depreciation		Fair Value
	CDX.NA.HY.25			(5.00)%	12/20/2020	$200	$2	$— $			2
Total							$2	$— $			2

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $20,000.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

92

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/18/2016	AUD	99,382,000	$70,305	$70,869	$848	$(284)
Bank of America NA	03/18/2016	CAD	74,686,000	53,557	55,205	1,648	—
Bank of America NA	03/18/2016	CHF	7,965,000	8,045	7,986	11	(70)
Bank of America NA	03/18/2016	EUR	83,651,000	92,794	91,040	8	(1,762)
Bank of America NA	03/18/2016	GBP	23,556,000	34,203	32,785	—	(1,418)
Bank of America NA	03/18/2016	JPY	17,416,154,000	148,055	154,566	6,552	(41)
Bank of America NA	03/18/2016	MXN	61,606,000	3,368	3,393	39	(14)
Bank of America NA	03/18/2016	NZD	75,110,000	50,188	49,431	90	(847)
Bank of New York Mellon	03/01/2016	EUR	19,320	21	21	—	—
Bank of New York Mellon	03/01/2016	JPY	17,409,675	154	154	—	—
Bank of New York Mellon	03/16/2016	EUR	2,295,000	2,497	2,498	12	(11)
Bank of New York Mellon	03/16/2016	JPY	554,400,000	4,799	4,920	121	—
Bank of New York Mellon	03/21/2016	EUR	119,285	132	130	—	(2)
Bank of New York Mellon	10/03/2016	EUR	2,002,595	2,156	2,195	39	—
Bank of New York Mellon	12/05/2016	EUR	583,910	650	642	—	(8)
Barclays Bank PLC	03/01/2016	AUD	2,700,000	1,947	1,927	—	(20)
Barclays Bank PLC	03/01/2016	EUR	5,629,500	6,213	6,124	—	(89)
Barclays Bank PLC	03/01/2016	GBP	1,610,656	2,305	2,242	—	(63)
Barclays Bank PLC	03/01/2016	JPY	101,490,930	900	900	—	—
Barclays Bank PLC	03/01/2016	NZD	900,000	593	593	—	—
Barclays Bank PLC	03/04/2016	JPY	70,121,070	627	622	—	(5)
Barclays Bank PLC	03/11/2016	EUR	5,179,500	5,642	5,636	—	(6)
Barclays Bank PLC	03/11/2016	GBP	1,610,815	2,248	2,242	—	(6)
Citigroup Inc	03/01/2016	EUR	2,250,000	2,468	2,448	—	(20)
Citigroup Inc	03/11/2016	AUD	1,800,000	1,289	1,284	1	(6)
Citigroup Inc	03/11/2016	GBP	450,000	627	626	—	(1)
Citigroup Inc	03/11/2016	JPY	204,160,289	1,800	1,811	11	—
Citigroup Inc	03/16/2016	AUD	16,790,000	12,078	11,975	45	(148)
Citigroup Inc	03/16/2016	BRL	17,256,808	4,328	4,281	24	(71)
Citigroup Inc	03/16/2016	CAD	15,983,508	11,425	11,814	400	(11)
Citigroup Inc	03/16/2016	CHF	4,330,000	4,382	4,341	4	(45)
Citigroup Inc	03/16/2016	CLP	175,856,500	247	252	5	—
Citigroup Inc	03/16/2016	COP	73,975,000	23	22	—	(1)
Citigroup Inc	03/16/2016	CZK	51,124,500	2,062	2,056	8	(14)
Citigroup Inc	03/16/2016	EUR	23,236,500	25,453	25,288	23	(188)
Citigroup Inc	03/16/2016	GBP	3,137,500	4,607	4,367	—	(240)
Citigroup Inc	03/16/2016	HKD	2,017,000	260	259	—	(1)
Citigroup Inc	03/16/2016	HUF	314,857,000	1,108	1,105	9	(12)
Citigroup Inc	03/16/2016	IDR	3,665,730,500	262	274	12	—
Citigroup Inc	03/16/2016	ILS	3,035,500	779	778	4	(5)
Citigroup Inc	03/16/2016	INR	86,931,000	1,284	1,268	—	(16)
Citigroup Inc	03/16/2016	JPY	3,312,345,502	27,284	29,394	2,111	(1)
Citigroup Inc	03/16/2016	KRW	3,687,416,257	3,046	2,978	3	(71)
Citigroup Inc	03/16/2016	MXN	81,063,430	4,483	4,466	33	(50)
Citigroup Inc	03/16/2016	MYR	7,822,500	1,815	1,863	50	(2)
Citigroup Inc	03/16/2016	NOK	57,723,000	6,611	6,634	54	(31)
Citigroup Inc	03/16/2016	NZD	19,000,499	12,605	12,507	7	(105)
Citigroup Inc	03/16/2016	PHP	12,903,050	270	271	1	—
Citigroup Inc	03/16/2016	PLN	5,449,500	1,373	1,365	3	(11)
Citigroup Inc	03/16/2016	SEK	44,128,500	5,125	5,158	40	(7)
Citigroup Inc	03/16/2016	SGD	5,864,000	4,137	4,170	36	(3)
Citigroup Inc	03/16/2016	TRY	16,868,000	5,652	5,667	20	(5)
Citigroup Inc	03/16/2016	TWD	43,318,999	1,318	1,302	2	(18)
Citigroup Inc	03/16/2016	ZAR	30,447,500	1,901	1,914	40	(27)
Citigroup Inc	03/18/2016	AUD	1,858,000	1,327	1,325	—	(2)
Citigroup Inc	03/18/2016	CAD	4,780,550	3,462	3,534	72	—
Citigroup Inc	03/18/2016	NOK	12,488,767	1,455	1,435	—	(20)
Citigroup Inc	04/04/2016	INR	43,745,000	650	637	—	(13)
Citigroup Inc	06/15/2016	AUD	2,891,166	2,049	2,053	4	—
Citigroup Inc	06/15/2016	BRL	1,900,000	465	459	—	(6)
Citigroup Inc	06/15/2016	CLP	5,330,000	8	8	—	—
Citigroup Inc	06/15/2016	EUR	1,009,836	1,102	1,102	—	—
Citigroup Inc	06/15/2016	GBP	80,000	111	111	—	—
Citigroup Inc	06/15/2016	IDR	882,261,700	65	65	—	—
Citigroup Inc	06/15/2016	INR	1,642,816	24	24	—	—
Citigroup Inc	06/15/2016	JPY	931,581,082	8,257	8,292	35	—
Citigroup Inc	06/15/2016	MXN	3,701,000	202	202	—	—
See accompanying notes.			93

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	06/15/2016	MYR	526,712	$124	$125	$1	$—
Citigroup Inc	06/15/2016	NZD	3,116,489	2,041	2,040	—	(1)
Citigroup Inc	06/15/2016	PLN	873,000	217	218	1	—
Citigroup Inc	06/15/2016	SGD	3,941,393	2,792	2,796	4	—
Citigroup Inc	06/15/2016	TRY	5,507,031	1,806	1,803	—	(3)
Citigroup Inc	06/15/2016	ZAR	521,000	31	32	1	—
Citigroup Inc	09/14/2016	CNY	8,960,390	1,345	1,343	—	(2)
Credit Suisse	03/16/2016	AUD	16,790,000	12,078	11,975	45	(148)
Credit Suisse	03/16/2016	BRL	17,062,672	4,277	4,232	24	(69)
Credit Suisse	03/16/2016	CAD	16,651,204	11,919	12,308	400	(11)
Credit Suisse	03/16/2016	CHF	3,444,000	3,461	3,453	7	(15)
Credit Suisse	03/16/2016	CLP	226,659,500	316	325	9	—
Credit Suisse	03/16/2016	COP	155,143,000	48	47	—	(1)
Credit Suisse	03/16/2016	CZK	51,124,500	2,062	2,056	8	(14)
Credit Suisse	03/16/2016	DKK	2,713,000	397	396	1	(2)
Credit Suisse	03/16/2016	EUR	24,092,920	26,400	26,220	24	(204)
Credit Suisse	03/16/2016	GBP	3,137,500	4,607	4,367	—	(240)
Credit Suisse	03/16/2016	HKD	5,436,000	699	699	1	(1)
Credit Suisse	03/16/2016	HUF	314,857,000	1,109	1,105	8	(12)
Credit Suisse	03/16/2016	IDR	4,350,701,500	311	325	14	—
Credit Suisse	03/16/2016	ILS	3,035,500	779	778	4	(5)
Credit Suisse	03/16/2016	INR	86,569,000	1,279	1,263	—	(16)
Credit Suisse	03/16/2016	JPY	3,197,778,501	26,338	28,377	2,040	(1)
Credit Suisse	03/16/2016	KRW	3,557,714,078	2,943	2,873	3	(73)
Credit Suisse	03/16/2016	MXN	76,545,923	4,235	4,217	32	(50)
Credit Suisse	03/16/2016	MYR	8,218,500	1,906	1,957	53	(2)
Credit Suisse	03/16/2016	NOK	61,675,000	7,059	7,088	61	(32)
Credit Suisse	03/16/2016	NZD	19,000,498	12,605	12,507	7	(105)
Credit Suisse	03/16/2016	PHP	13,831,373	290	291	1	—
Credit Suisse	03/16/2016	PLN	4,729,500	1,191	1,184	3	(10)
Credit Suisse	03/16/2016	SEK	47,931,497	5,572	5,602	40	(10)
Credit Suisse	03/16/2016	SGD	5,864,000	4,137	4,170	36	(3)
Credit Suisse	03/16/2016	TRY	16,868,000	5,652	5,667	20	(5)
Credit Suisse	03/16/2016	TWD	48,384,998	1,469	1,454	4	(19)
Credit Suisse	03/16/2016	ZAR	30,007,500	1,872	1,886	40	(26)
Credit Suisse	04/05/2016	EUR	1,500	2	2	—	—
Credit Suisse	04/29/2016	COP	11,200,000,000	3,309	3,376	67	—
Credit Suisse	04/05/2017	EUR	1,500	2	2	—	—
Deutsche Bank AG	05/02/2016	CLP	3,650,000,000	5,027	5,206	179	—
Goldman Sachs & Co	03/21/2016	INR	27,012,000	400	394	—	(6)
Goldman Sachs & Co	03/23/2016	MXN	13,800,320	800	760	—	(40)
Goldman Sachs & Co	03/29/2016	INR	92,817,446	1,350	1,352	2	—
Goldman Sachs & Co	03/31/2016	INR	62,406,000	900	909	9	—
Goldman Sachs & Co	04/04/2016	BRL	2,394,000	600	591	—	(9)
Goldman Sachs & Co	04/04/2016	INR	60,988,500	900	888	—	(12)
Goldman Sachs & Co	09/14/2016	CNY	12,969,750	1,950	1,944	3	(9)
HSBC Securities Inc	03/16/2016	JPY	121,861,000	1,025	1,081	56	—
HSBC Securities Inc	03/29/2016	INR	24,768,000	360	361	1	—
HSBC Securities Inc	03/31/2016	INR	37,443,600	540	545	5	—
HSBC Securities Inc	09/12/2016	CNY	2,995,650	450	449	—	(1)
Interwest Transfer Company, Inc	03/18/2016	CAD	3,096,831	2,240	2,289	49	—
JP Morgan Chase	03/16/2016	EUR	6,323,000	6,911	6,881	—	(30)
JP Morgan Chase	03/16/2016	JPY	2,391,955,000	20,521	21,227	706	—
Merrill Lynch	03/01/2016	EUR	6,570,000	7,211	7,147	—	(64)
Merrill Lynch	03/01/2016	HUF	2,057,000,000	7,166	7,216	50	—
Merrill Lynch	03/02/2016	BRL	21,720,000	5,437	5,409	—	(28)
Merrill Lynch	03/11/2016	HUF	185,644,800	640	651	11	—
Merrill Lynch	03/18/2016	MXN	8,136,450	450	448	—	(2)
Merrill Lynch	03/29/2016	INR	24,843,600	360	362	2	—
Merrill Lynch	04/01/2016	HUF	2,057,000,000	7,249	7,219	—	(30)
Merrill Lynch	09/14/2016	CNY	9,498,950	1,450	1,423	—	(27)
Morgan Stanley & Co	03/04/2016	GBP	450,000	627	626	—	(1)
Morgan Stanley & Co	03/18/2016	JPY	383,854,628	3,426	3,406	1	(21)
Morgan Stanley & Co	03/18/2016	NZD	7,156,000	4,743	4,709	—	(34)
Morgan Stanley & Co	03/18/2016	SEK	14,287,966	1,691	1,670	—	(21)
UBS AG	03/29/2016	INR	92,290,500	1,350	1,344	2	(8)
Total						$16,460	$(7,220)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/18/2016	AUD	92,047,000	$65,738	$65,638	$486	$(386)
Bank of America NA	03/18/2016	CAD	84,572,000	61,970	62,513	—	(543)
Bank of America NA	03/18/2016	CHF	46,793,000	47,505	46,914	609	(18)

See accompanying notes.

94

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/18/2016	EUR	124,729,000	$136,582	$135,747	$1,044	$(209)
Bank of America NA	03/18/2016	GBP	58,823,000	87,947	81,870	6,077	—
Bank of America NA	03/18/2016	JPY	15,766,676,000	131,548	139,928	3	(8,383)
Bank of America NA	03/18/2016	MXN	407,211,000	23,401	22,429	1,049	(77)
Bank of America NA	03/18/2016	NZD	72,274,000	47,228	47,564	290	(626)
Bank of New York Mellon	03/16/2016	CHF	4,300,000	4,377	4,311	66	—
Bank of New York Mellon	03/16/2016	EUR	16,000,000	17,624	17,412	212	—
Bank of New York Mellon	03/16/2016	GBP	820,000	1,243	1,141	102	—
Bank of New York Mellon	03/16/2016	JPY	555,500,000	4,578	4,930	—	(352)
Bank of New York Mellon	03/21/2016	EUR	31,344,461	34,574	34,116	458	—
Bank of New York Mellon	03/21/2016	GBP	9,110,344	12,872	12,680	192	—
Bank of New York Mellon	10/03/2016	EUR	5,000,005	5,693	5,481	212	—
Bank of New York Mellon	12/05/2016	EUR	12,431,225	13,636	13,665	8	(37)
Barclays Bank PLC	03/01/2016	AUD	2,700,000	1,920	1,927	—	(7)
Barclays Bank PLC	03/01/2016	EUR	5,629,500	6,158	6,124	34	—
Barclays Bank PLC	03/01/2016	GBP	1,610,656	2,248	2,242	6	—
Barclays Bank PLC	03/01/2016	JPY	1,359,820	12	12	—	—
Barclays Bank PLC	03/01/2016	NZD	900,000	608	593	15	—
Barclays Bank PLC	03/04/2016	GBP	450,000	626	626	—	—
Barclays Bank PLC	03/04/2016	JPY	307,494	3	3	—	—
Barclays Bank PLC	03/04/2016	NZD	900,000	593	593	—	—
Barclays Bank PLC	03/11/2016	AUD	2,700,000	1,946	1,926	20	—
Barclays Bank PLC	03/11/2016	EUR	900,000	992	979	13	—
Barclays Bank PLC	03/11/2016	HUF	80,542,048	290	283	7	—
Barclays Bank PLC	03/11/2016	JPY	253,927,710	2,250	2,253	—	(3)
Barclays Bank PLC	03/23/2016	MXN	174,320	10	10	—	—
Barclays Bank PLC	09/25/2017	EUR	952,625	1,091	1,062	29	—
Barclays Bank PLC	09/25/2017	GBP	775,615	1,202	1,083	119	—
Citigroup Inc	03/01/2016	EUR	2,250,000	2,479	2,448	31	—
Citigroup Inc	03/01/2016	JPY	100,131,111	900	888	12	—
Citigroup Inc	03/11/2016	HUF	98,328,230	350	345	5	—
Citigroup Inc	03/11/2016	JPY	203,378,409	1,800	1,804	—	(4)
Citigroup Inc	03/16/2016	AUD	13,619,097	9,687	9,713	50	(76)
Citigroup Inc	03/16/2016	BRL	17,306,000	4,283	4,293	15	(25)
Citigroup Inc	03/16/2016	CAD	15,983,508	11,550	11,814	9	(273)
Citigroup Inc	03/16/2016	CHF	11,114,500	11,078	11,142	24	(88)
Citigroup Inc	03/16/2016	CLP	447,873,500	630	642	—	(12)
Citigroup Inc	03/16/2016	COP	293,617,500	89	89	1	(1)
Citigroup Inc	03/16/2016	CZK	12,594,000	518	506	12	—
Citigroup Inc	03/16/2016	DKK	3,289,500	479	480	—	(1)
Citigroup Inc	03/16/2016	EUR	54,008,874	58,656	58,777	347	(468)
Citigroup Inc	03/16/2016	GBP	9,371,499	13,925	13,043	882	—
Citigroup Inc	03/16/2016	HKD	2,017,000	259	260	—	(1)
Citigroup Inc	03/16/2016	HUF	283,271,501	973	994	—	(21)
Citigroup Inc	03/16/2016	IDR	2,113,575,571	152	158	—	(6)
Citigroup Inc	03/16/2016	ILS	5,239,500	1,350	1,343	9	(2)
Citigroup Inc	03/16/2016	INR	85,821,293	1,257	1,252	6	(1)
Citigroup Inc	03/16/2016	JPY	2,126,897,926	18,122	18,874	—	(752)
Citigroup Inc	03/16/2016	KRW	9,228,793,500	7,717	7,453	264	—
Citigroup Inc	03/16/2016	MXN	165,248,001	9,713	9,103	623	(13)
Citigroup Inc	03/16/2016	MYR	6,387,539	1,503	1,521	—	(18)
Citigroup Inc	03/16/2016	NOK	104,968,999	12,060	12,063	49	(52)
Citigroup Inc	03/16/2016	NZD	17,518,246	11,412	11,531	14	(133)
Citigroup Inc	03/16/2016	PHP	15,223,500	318	320	—	(2)
Citigroup Inc	03/16/2016	PLN	5,825,499	1,457	1,458	4	(5)
Citigroup Inc	03/16/2016	SEK	79,053,000	9,322	9,240	88	(6)
Citigroup Inc	03/16/2016	SGD	3,653,283	2,586	2,598	1	(13)
Citigroup Inc	03/16/2016	TRY	8,551,937	2,840	2,872	5	(37)
Citigroup Inc	03/16/2016	TWD	25,541,000	769	767	4	(2)
Citigroup Inc	03/16/2016	ZAR	24,676,001	1,659	1,551	110	(2)
Citigroup Inc	03/31/2016	INR	99,878,400	1,440	1,454	—	(14)
Citigroup Inc	06/15/2016	AUD	271,000	192	192	—	—
Citigroup Inc	06/15/2016	BRL	2,816,479	691	681	10	—
Citigroup Inc	06/15/2016	CAD	4,308,707	3,187	3,186	1	—
Citigroup Inc	06/15/2016	EUR	171,000	187	187	—	—
Citigroup Inc	06/15/2016	HKD	569,000	73	73	—	—
Citigroup Inc	06/15/2016	HUF	13,895,000	49	49	—	—
Citigroup Inc	06/15/2016	ILS	26,000	7	7	—	—
Citigroup Inc	06/15/2016	JPY	864,000	8	8	—	—
Citigroup Inc	06/15/2016	KRW	3,191,815,334	2,565	2,570	—	(5)
Citigroup Inc	06/15/2016	MXN	49,407,353	2,707	2,702	5	—
Citigroup Inc	06/15/2016	MYR	173,000	41	41	—	—
Citigroup Inc	06/15/2016	NOK	1,604,000	185	184	1	—

See accompanying notes.

95

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	06/15/2016	PHP	1,490,423	$31	$31	$—	$—
Citigroup Inc	06/15/2016	SGD	11,000	8	8	—	—
Citigroup Inc	06/15/2016	ZAR	29,000	2	2	—	—
Citigroup Inc	09/14/2016	CNY	12,417,200	1,825	1,861	—	(36)
Citigroup Inc	02/16/2017	CNY	9,067,990	1,345	1,342	3	—
Commonwealth Bank of Australia	05/09/2016	NZD	5,000,000	3,345	3,280	65	—
Credit Agricole	03/18/2016	MXN	8,258,445	450	455	—	(5)
Credit Suisse	03/16/2016	AUD	13,566,069	9,648	9,675	49	(76)
Credit Suisse	03/16/2016	BRL	17,508,000	4,335	4,343	17	(25)
Credit Suisse	03/16/2016	CAD	16,651,204	12,036	12,308	10	(282)
Credit Suisse	03/16/2016	CHF	14,098,500	14,026	14,133	26	(133)
Credit Suisse	03/16/2016	CLP	447,873,500	630	642	—	(12)
Credit Suisse	03/16/2016	COP	305,834,500	93	93	1	(1)
Credit Suisse	03/16/2016	CZK	17,555,000	720	706	14	—
Credit Suisse	03/16/2016	DKK	4,386,500	638	640	—	(2)
Credit Suisse	03/16/2016	EUR	23,607,617	25,233	25,692	20	(479)
Credit Suisse	03/16/2016	GBP	9,225,499	13,720	12,840	880	—
Credit Suisse	03/16/2016	HKD	5,436,000	700	699	2	(1)
Credit Suisse	03/16/2016	HUF	283,271,501	973	994	—	(21)
Credit Suisse	03/16/2016	IDR	2,796,992,129	199	209	—	(10)
Credit Suisse	03/16/2016	ILS	5,180,500	1,336	1,328	9	(1)
Credit Suisse	03/16/2016	INR	85,710,523	1,255	1,250	6	(1)
Credit Suisse	03/16/2016	JPY	2,114,282,156	18,010	18,762	—	(752)
Credit Suisse	03/16/2016	KRW	9,059,027,500	7,581	7,316	265	—
Credit Suisse	03/16/2016	MXN	144,275,001	8,561	7,948	623	(10)
Credit Suisse	03/16/2016	MYR	6,600,173	1,553	1,572	—	(19)
Credit Suisse	03/16/2016	NOK	104,748,998	12,035	12,039	48	(52)
Credit Suisse	03/16/2016	NZD	17,518,243	11,412	11,531	14	(133)
Credit Suisse	03/16/2016	PHP	15,223,500	318	320	—	(2)
Credit Suisse	03/16/2016	PLN	5,825,500	1,457	1,458	4	(5)
Credit Suisse	03/16/2016	SEK	84,631,612	9,982	9,892	96	(6)
Credit Suisse	03/16/2016	SGD	3,650,110	2,584	2,596	1	(13)
Credit Suisse	03/16/2016	TRY	8,340,094	2,769	2,802	4	(37)
Credit Suisse	03/16/2016	TWD	30,931,000	933	930	5	(2)
Credit Suisse	03/16/2016	ZAR	28,018,001	1,867	1,761	113	(7)
Credit Suisse	03/21/2016	IDR	47,000,000,000	3,464	3,508	—	(44)
Credit Suisse	03/29/2016	EUR	3,436,000	3,792	3,741	51	—
Credit Suisse	04/22/2016	COP	3,330,000,000	996	1,005	—	(9)
Deutsche Bank AG	03/29/2016	EUR	2,640,000	2,906	2,874	32	—
Goldman Sachs & Co	03/16/2016	CHF	1,170,000	1,198	1,173	25	—
Goldman Sachs & Co	03/21/2016	INR	26,896,000	400	392	8	—
Goldman Sachs & Co	03/29/2016	INR	24,552,000	360	358	2	—
Goldman Sachs & Co	09/12/2016	CNY	3,085,200	450	462	—	(12)
HSBC Securities Inc	03/16/2016	JPY	606,450,000	5,002	5,382	—	(380)
HSBC Securities Inc	09/14/2016	CNY	14,344,000	2,200	2,150	50	—
HSBC Securities Inc	02/16/2017	CNY	3,032,100	450	449	1	—
Interwest Transfer Company, Inc	03/18/2016	CAD	3,096,831	2,240	2,289	—	(49)
Merrill Lynch	03/01/2016	EUR	6,570,000	7,188	7,147	41	—
Merrill Lynch	03/01/2016	HUF	2,057,000,000	7,251	7,216	35	—
Merrill Lynch	03/02/2016	BRL	21,720,000	5,299	5,409	—	(110)
Merrill Lynch	03/10/2016	MXN	10,000,000	534	551	—	(17)
Merrill Lynch	03/11/2016	BRL	3,500,000	899	869	30	—
Merrill Lynch	03/21/2016	TWD	303,000,000	8,969	9,104	—	(135)
Merrill Lynch	03/23/2016	MXN	13,626,000	800	750	50	—
Merrill Lynch	03/29/2016	INR	24,566,400	360	358	2	—
Merrill Lynch	04/01/2016	EUR	6,570,000	7,218	7,153	65	—
Merrill Lynch	05/03/2016	BRL	21,720,000	5,344	5,320	24	—
Merrill Lynch	05/11/2016	KRW	6,000,000,000	5,042	4,834	208	—
Merrill Lynch	09/14/2016	CNY	23,437,560	3,440	3,512	—	(72)
Merrill Lynch	09/19/2016	CNY	61,300,000	9,293	9,182	111	—
Morgan Stanley & Co	03/04/2016	JPY	69,813,576	627	619	8	—
Morgan Stanley & Co	03/18/2016	AUD	1,385,000	996	988	8	—
Morgan Stanley & Co	03/18/2016	CAD	6,323,055	4,617	4,674	—	(57)
Morgan Stanley & Co	03/18/2016	GBP	498,000	717	693	24	—
Morgan Stanley & Co	03/18/2016	JPY	428,513,004	3,773	3,807	—	(34)
Morgan Stanley & Co	03/18/2016	NOK	23,392,002	2,698	2,688	10	—
Morgan Stanley & Co	03/18/2016	NZD	2,150,000	1,424	1,415	9	—
Morgan Stanley & Co	03/18/2016	SEK	28,355,096	3,347	3,311	36	—
Morgan Stanley & Co	03/29/2016	MXN	3,597,635	198	198	—	—
Nomura Securities	03/29/2016	INR	40,223,925	585	586	—	(1)

See accompanying notes.

96

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Foreign Currency Contracts (continued)

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
Royal Bank of Scotland PLC	04/05/2016	EUR	1,500	$2	$2	$	— $	—
Royal Bank of Scotland PLC	04/05/2017	EUR	1,500	2	2		—	—
UBS AG	03/16/2016	JPY	12,699,352,000	103,969	112,696		—	(8,727)
UBS AG	02/16/2017	CNY	4,566,375	675	676		—	(1)
Total							$16,738	$(24,445)

Amounts in thousands except contracts

See accompanying notes.

97

		Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
3 Month Euro Swiss; December 2016	Long	1	$252	$253	$1
3 Month Euro Swiss; September 2016	Long	1	253	253	—
90 Day Eurodollar; December 2016	Short	35	8,644	8,677	(33)
90 Day Eurodollar; December 2016	Short	370	91,286	91,728	(442)
90 Day Eurodollar; December 2017	Long	21	5,178	5,196	18
90 Day Eurodollar; December 2017	Short	370	90,757	91,556	(799)
90 Day Eurodollar; June 2016	Long	59	14,646	14,642	(4)
90 Day Eurodollar; June 2016	Short	2,990	742,231	742,043	188
90 Day Eurodollar; June 2017	Long	24	5,930	5,945	15
90 Day Eurodollar; June 2017	Long	2,566	634,960	635,630	670
90 Day Eurodollar; March 2017	Long	27	6,682	6,691	9
90 Day Eurodollar; March 2017	Long	141	34,929	34,943	14
90 Day Eurodollar; September 2016	Long	29	7,196	7,193	(3)
90 Day Eurodollar; September 2017	Long	22	5,430	5,447	17
90 Day Short Sterling; December 2016	Long	201	34,647	34,778	131
90 Day Short Sterling; December 2017	Long	19	3,267	3,285	18
90 Day Short Sterling; June 2016	Long	216	37,202	37,354	152
90 Day Short Sterling; June 2017	Long	22	3,789	3,806	17
90 Day Short Sterling; June 2017	Long	1,603	276,318	277,330	1,012
90 Day Short Sterling; March 2017	Long	255	44,005	44,121	116
90 Day Short Sterling; March 2017	Long	25	4,310	4,326	16
90 Day Short Sterling; September 2016	Long	167	28,792	28,889	97
90 Day Short Sterling; September 2017	Long	21	3,614	3,632	18
AEX Index; March 2016	Long	9	809	836	27
ASX 90 Day Bank Bill; March 2017	Long	136	96,603	96,622	19
Australia 10 Year Bond; March 2016	Long	381	35,440	35,852	412
Australia 10 Year Bond; March 2016	Short	262	23,628	24,654	(1,026)
Australia 10 Year Bond; March 2016	Long	17	1,570	1,600	30
Australia 3 Year Bond; March 2016	Long	33	2,644	2,648	4
Australia 3 Year Bond; March 2016	Long	259	20,596	20,784	188
BIST 30 Index; April 2016	Long	36	112	112	—
CAC40 Index; March 2016	Long	77	3,457	3,646	189
CAC40 Index; March 2016	Short	200	9,203	9,470	(267)
Canada 10 Year Bond; June 2016	Long	389	40,869	40,703	(166)
Canadian Bank Acceptance; December 2016	Long	15	2,748	2,751	3
Canadian Bank Acceptance; June 2016	Short	40	7,335	7,330	5
Canadian Bank Acceptance; March 2017	Long	107	19,649	19,625	(24)
Canadian Bank Acceptance; September 2016	Long	18	3,302	3,300	(2)
DAX Index; March 2016	Short	59	15,362	15,186	176
DJ Euro Stoxx 50; March 2016	Short	132	4,039	4,213	(174)
DJ Euro Stoxx 50; March 2016	Short	393	12,740	12,544	196
DJ Euro Stoxx 50; March 2016	Short	375	13,215	11,969	1,246
E-Mini DJIA Index; March 2016	Short	7	568	577	(9)
E-Mini DJIA Index; March 2016	Short	118	9,449	9,733	(284)
eMini MSCI EAFE; March 2016	Short	1	82	77	5
eMini MSCI Emerging Markets; March 2016	Short	7	265	260	5
Euribor; December 2016	Long	40	10,910	10,920	10
Euribor; December 2017	Long	19	5,171	5,185	14
Euribor; June 2016	Short	58	15,806	15,824	(18)
Euribor; June 2017	Long	2,617	713,584	714,434	850
Euribor; June 2017	Long	28	7,627	7,644	17
Euribor; March 2017	Long	25	6,812	6,825	13
Euribor; March 2017	Long	228	62,193	62,247	54
Euribor; September 2016	Short	8	2,182	2,184	(2)
Euribor; September 2017	Long	31	8,445	8,462	17
Euro Bund 10 Year Bund; March 2016	Short	65	11,349	11,779	(430)
Euro Bund 10 Year Bund; March 2016	Long	393	69,490	71,218	1,728
Euro-Bobl 5 Year; March 2016	Long	145	20,929	21,031	102
Euro-Bobl 5 Year; March 2016	Short	73	10,428	10,588	(160)
FTSE China A50 Index; March 2016	Short	11	98	95	3

See accompanying notes.

98

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Futures Contracts (continued)

							Unrealized
Type		Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
FTSE KLCI Index; March 2016		Long	4		$79	$78	$(1)
FTSE/JSE Top 40; March 2016		Long	14		399	387	(12)
FTSE/MIB Index; March 2016		Short	31		2,809	2,966	(157)
FTSE100 Index; March 2016		Short	105		8,578	8,854	(276)
FTSE100 Index; March 2016		Short	67		5,346	5,650	(304)
FTSE100 Index; March 2016		Short	30		2,423	2,530	(107)
Hang Seng Index; March 2016		Short	6		737	735	2
Hang Seng Index; March 2016		Short	153		18,991	18,743	248
HSCEI China Index; March 2016		Short	9		466	459	7
IBEX 35 Index; March 2016		Short	13		1,156	1,192	(36)
Japan 10 Year Bond TSE; March 2016		Short	2		2,645	2,699	(54)
Japan 10 Year Bond TSE; March 2016		Long	14		18,823	18,893	70
Japan Topix Index; March 2016		Short	59		6,838	6,740	98
Japan Topix Index; March 2016		Long	57		7,475	6,511	(964)
Japan Topix Index; March 2016		Short	516		72,065	58,943	13,122
Mex Bolsa Index; March 2016		Short	1		23	24	(1)
Mini Japan 10 Year Bond; March 2016		Short	209		27,694	28,208	(514)
Mini Japan 10 Year Bond; March 2016		Long	17		2,289	2,294	5
MSCI Singapore Index; March 2016		Short	30		631	642	(11)
MSCI Taiwan Index; March 2016		Short	44		1,340	1,351	(11)
Nasdaq 100 E-Mini; March 2016		Short	6		493	504	(11)
Nasdaq 100 E-Mini; March 2016		Short	55		4,538	4,621	(83)
Nikkei 225 OSE; March 2016		Short	55		7,857	7,770	87
Nikkei 225 OSE; March 2016		Short	3		456	424	32
OMXS30 Index; March 2016		Short	11		168	175	(7)
Russell 2000 Mini; March 2016		Short	204		21,518	21,047	471
Russell 2000 Mini; March 2016		Short	114		12,746	11,761	985
Russell 2000 Mini; March 2016		Short	57		5,835	5,881	(46)
S&P 500 Emini; March 2016		Short	134		12,505	12,928	(423)
S&P 500 Emini; March 2016		Long	6		584	579	(5)
S&P 500 Emini; March 2016		Short	142		13,328	13,699	(371)
S&P 500 Emini; March 2016		Short	567		56,721	54,701	2,020
S&P Mid 400 Emini; March 2016		Short	239		33,030	31,851	1,179
S&P Mid 400 Emini; March 2016		Short	3		413	400	13
S&P/TSX 60 Index; March 2016		Short	4		441	446	(5)
SET50 Index; March 2016		Short	93		421	440	(19)
SGX CNX Nifty Index; March 2016		Short	40		574	561	13
SPI 200 Index; March 2016		Short	55		4,768	4,783	(15)
UK 10 Year Gilt; June 2016		Long	6		1,015	1,018	3
UK 10 Year Gilt; June 2016		Long	63		10,627	10,690	63
US 10 Year Note; June 2016		Long	574		74,953	74,916	(37)
US 10 Year Note; June 2016		Long	48		6,292	6,265	(27)
US 10 Year Note; June 2016		Short	300		39,273	39,155	118
US 10 Year Ultra Note; June 2016		Long	174		24,609	24,553	(56)
US 10 Year Ultra Note; March 2016		Short	15		2,126	2,130	(4)
US 5 Year Note; June 2016		Long	397		48,077	48,031	(46)
US 5 Year Note; June 2016		Short	75		9,098	9,074	24
US Long Bond; June 2016		Long	634		104,609	104,313	(296)
US Long Bond; June 2016		Long	118		19,514	19,415	(99)
US Ultra Bond; June 2016		Short	202		35,091	34,977	114
Total							$18,655
Amounts in thousands except contracts

Interest Rate Swaps

	(Pay)/
	Receive				Upfront
	Floating	Fixed	Expiration	Notional	Premiums	Unrealized	Fair Value
Counterparty (Issuer) Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)	Appreciation/(Depreciation)	Asset	Liability
Bank of America NA 3 Month JIBAR	Receive	7.95%	05/08/2025 ZAR 12,600$		—	$53	$53	$ —

See accompanying notes.

99

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums			Unrealized			Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date		Amount	Paid/(Received)		Appreciation/(Depreciation)				Asset	Liability
Bank of America NA	Brazil Cetip	Pay	15.38%	01/04/2021	BRL	8,000	$—			$(4)		$	— $	(4)
	Interbank Deposit
Bank of America NA	Brazil Cetip	Pay	15.43%	01/02/2019		11,000	—			17			17	—
	Interbank Deposit
Bank of America NA	Brazil Cetip	Receive	14.31%	01/02/2017		29,000	—			7			7	—
	Interbank Deposit
Bank of America NA	MXN TIIE	Receive	5.10%	02/08/2021	MXN	21,000	—			14			14	—
	Banxico
Bank of America NA	MXN TIIE	Receive	5.40%	02/15/2021		21,000	—			(1)			—	(1)
	Banxico
Barclays Bank PLC	3 Month JIBAR	Receive	7.95%	05/05/2025	ZAR	94,000	—			381			381	—
Barclays Bank PLC	Brazil Cetip	Pay	16.00%	01/02/2018	BRL	8,800	—			48			48	—
	Interbank Deposit
Barclays Bank PLC	Brazil Cetip	Receive	15.74%	01/02/2017		14,880	—			49			49	—
	Interbank Deposit
JP Morgan Chase	3 Month JIBAR	Receive	7.72%	04/17/2025	ZAR	18,020	—			89			89	—
Merrill Lynch	FBIL - Overnight	Receive	6.87%	12/14/2020	INR	138,000	—			26			26	—
	MIBOR
Total							$—			$679			$684	$(5)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)		Appreciation/(Depreciation)				Fair Value
	3 Month LIBOR	Pay	0.92%	09/21/2017		$27,100	$—			$49				$49
	3 Month LIBOR	Pay	2.30%	09/21/2025		5,900	—			404				404
	3 Month LIBOR	Receive	1.65%	09/21/2020		22,200	—			(557)				(557)
Total							$—			$(104)				$(104)

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive					Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise	Expiration		Notional	Premiums		Fair			Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date		Amount	Paid/(Received)		Value			Appreciation/(Depreciation)
Call - 1 Year Interest	Barclays Bank PLC	3 Month	Pay	0.80% 08/31/2016 $			50,000	$62		$63	$			1
Rate Swap		LIBOR
Call - 1 Year Interest	Deutsche Bank AG	MXN TIIE	Pay	4.89% 08/18/2016 MXN			395,000	115		89				(26)
Rate Swap		Banxico
Call - 1 Year Interest	Deutsche Bank AG	3 Month	Pay	8.48% 01/10/2017 ZAR			459,900	195		180				(15)
Rate Swap		JIBAR
Call - 1 Year Interest	JP Morgan Chase	MXN TIIE	Pay	4.90% 08/17/2016 MXN			108,700	32		25				(7)
Rate Swap		Banxico
Call - 1 Year Interest	Merrill Lynch	MXN TIIE	Pay	4.91% 09/13/2016			495,000	144		116				(28)
Rate Swap		Banxico
Put - 10 Year Interest	Merrill Lynch	3 Month	Receive	2.57% 09/20/2016 $			33,600	1,035		116				(919)
Rate Swap		LIBOR
Total								$1,583		$589	$			(994)

			Pay/
			Receive					Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration		Notional	Premiums		Fair			Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date		Amount	Paid/(Received)		Value			Appreciation/(Depreciation)
Call - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	1.35% 08/31/2016 $			5,500	$(69	) $	(64	) $			5
Rate Swap		LIBOR
Put - 10 Year Interest	Merrill Lynch	3 Month	Receive	3.07% 09/20/2016			33,600	(460)		(38)				422
Rate Swap		LIBOR
Total								$(529	) $	(102	) $			427

Amounts in thousands

See accompanying notes.

100

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Options

						Upfront Premiums				Unrealized
Purchased Options Outstanding		Exercise Price		Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - 90 Day Eurodollar Future; September			$99.50	09/22/2016	600	$47	$49	$			2
2016
Call - Allergan PLC			$325.00	09/19/2016	116	145	116				(29)
Call - Avago Technologies Ltd			$120.00	03/21/2016	294	342	464				122
Call - DISH Network Corp			$50.00	09/19/2016	642	302	253				(49)
Call - GBP versus USD		GBP	1.50	04/04/2016	6,750,000	102	2				(100)
Call - NOK versus SEK		NOK	0.95	07/11/2016	28,500,000	107	135				28
Call - US Long Bond Future; June 2016			$166.00	05/23/2016	39	116	115				(1)
Call - USD versus CAD			$1.40	03/10/2016	2,427,000	15	—				(15)
Call - USD versus CAD			$1.41	07/11/2016	3,750,000	98	38				(60)
Call - USD versus CNH			$6.50	09/13/2016	2,200,000	57	83				26
Call - USD versus INR			$70.50	05/24/2016	1,350,000	16	12				(4)
Call - USD versus INR			$68.60	03/23/2016	2,700,000	26	18				(8)
Call - Yahoo! Inc			$34.00	05/23/2016	465	78	72				(6)
Put - 90 Day Eurodollar Future; June 2016			$99.25	04/18/2016	348	29	35				6
Put - 90 Day Eurodollar Future; June 2017			$98.13	06/13/2016	40	7	—				(7)
Put - 90 Day Eurodollar Future; June 2018			$98.50	06/13/2016	1,039	168	188				20
Put - 90 Day Eurodollar Future; June 2018			$98.38	06/13/2016	426	43	50				7
Put - 90 Day Eurodollar Future; March 2016			$99.38	03/17/2016	39	3	4				1
Put - 90 Day Eurodollar Future; March 2018			$97.88	03/14/2016	40	6	—				(6)
Put - Charter Communications Inc			$210.00	03/21/2016	38	153	118				(35)
Put - EUR versus NOK		EUR	9.76	07/11/2016	2,775,000	99	128				29
Put - EUR versus USD		EUR	1.10	03/14/2016	4,500,000	47	74				27
Put - EUR versus USD		EUR	1.09	03/14/2016	4,500,000	43	46				3
Put - S&P 500 Index			$1,900.00	06/20/2016	915	7,643	6,691				(952)
Put - S&P 500 Index			$1,875.00	12/19/2016	650	5,585	7,927			2,342
Put - US Long Bond Future; June 2016			$158.00	03/27/2016	354	175	56				(119)
Put - USD versus INR			$69.00	08/30/2016	3,600,000	35	47				12
Put - USD versus JPY			$112.00	04/14/2016	10,152,000	143	168				25
Put - USD versus NOK			$8.90	07/11/2016	2,775,000	103	121				18
Total						$15,733	$17,010			$1,277

						Upfront Premiums				Unrealized
Written Options Outstanding		Exercise Price		Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - 90 Day Eurodollar Future; June 2017			$99.00	06/13/2016	234	$(52)	$(120)	$			(68)
Call - 90 Day Eurodollar Future; June 2018			$98.38	06/13/2016	426	(117)	(572)				(455)
Call - 90 Day Eurodollar Future; June 2018			$98.50	06/13/2016	1,039	(297)	(1,136)				(839)
Call - 90 Day Eurodollar Future; March 2016			$99.38	03/17/2016	146	(18)	(1)				17
Call - 90 Day Eurodollar Future; September			$99.50	09/19/2016	400	(51)	(63)				(12)
2017
Call - 90 Day Eurodollar Future; September			$98.88	09/19/2016	1,644	(862)	(1,007)				(145)
2018
Call - 90 Day Eurodollar Future; September			$99.00	09/19/2016	1,782	(888)	(857)				31
2018
Call - Charter Communications Inc			$210.00	03/21/2016	38	(10)	—				10
Call - GBP versus USD		GBP	1.59	07/11/2016	8,550,000	(49)	(10)				39
Call - US Long Bond Future; June 2016			$175.00	05/23/2016	39	(54)	(31)				23
Call - US Long Bond Future; June 2016			$172.00	05/23/2016	177	(230)	(224)				6
Call - USD versus BRL			$4.15	03/16/2016	900,000	(11)	(4)				7
Call - USD versus CNH			$6.80	09/13/2016	2,200,000	(30)	(44)				(14)
Call - USD versus CNH			$6.80	09/13/2016	1,440,000	(22)	(29)				(7)
Call - USD versus CNH			$6.80	09/13/2016	2,000,000	(31)	(40)				(9)
Call - USD versus INR			$73.00	05/24/2016	2,700,000	(13)	(9)				4
Call - USD versus INR			$77.50	02/24/2017	1,350,000	(28)	(24)				4
Call - USD versus JPY			$115.00	04/14/2016	2,256,000	(29)	(23)				6
Call - Yahoo! Inc			$40.00	05/23/2016	465	(15)	(14)				1
Put - S&P 500 Index			$1,775.00	12/19/2016	650	(4,864)	(5,880)			(1,016)
Put - S&P 500 Index			$1,700.00	06/20/2016	915	(4,115)	(2,520)			1,595
Put - US Long Bond Future; June 2016			$155.00	05/23/2016	39	(31)	(22)				9
Put - USD versus BRL			$3.90	03/16/2016	900,000	(10)	(4)				6
Put - USD versus BRL			$3.90	04/20/2016	600,000	(7)	(7)				—
Total						$(11,834)	$(12,641)	$			(807)

Amounts in thousands except contracts

Synthetic Futures

								Unrealized		Fair Value
Counterparty (Issuer)	Reference Entity			Expiration Date		Notional Value	Appreciation/(Depreciation)			Asset	Liability
Bank of America NA	Canada 10 Year Bond Future; June 2016			06/30/2016		$930		$(5)	$	— $	(5)
Bank of America NA	Euro Bund 10 Year Bund Future; June 2016			06/09/2016		4,459		—		—	—
Bank of America NA	Euro Buxl 30 Year Bond Future; June 2016			06/09/2016		184		—		—	—

See accompanying notes.

101

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Synthetic Futures (continued)

				Unrealized				Fair Value
Counterparty (Issuer)	Reference Entity	Expiration Date	Notional Value	Appreciation/(Depreciation)				Asset	Liability
Bank of America NA	Euro-Bobl 5 Year Future; June 2016	06/09/2016	$7,303			$(1)	$	— $	(1)
Bank of America NA	Euro-BTP Future; June 2016	06/09/2016	602			—		—	—
Bank of America NA	Euro-OAT Future; June 2016	06/09/2016	1,881			—		—	—
Bank of America NA	Euro-Schatz 2 Year Future; June 2016	06/09/2016	9,382			—		—	—
Bank of America NA	HSCEI China Index Future; March 2016	03/31/2016	(527)			16		16	—
Bank of America NA	Tel Aviv 25 Index Future; March 2016	03/25/2016	(37)			—		—	—
Bank of America NA	UK 10 Year Gilt Future; June 2016	06/30/2016	(4,103)			(32)		—	(32)
Bank of America NA	US 10 Year Note Future; June 2016	06/30/2016	35,622			9		9	—
Bank of America NA	US 2 Year Note Future; June 2016	07/06/2016	10,058			(5)		—	(5)
Bank of America NA	US 5 Year Note Future; June 2016	07/06/2016	4,958			3		3	—
Bank of America NA	US Long Bond Future; June 2016	06/30/2016	1,486			(5)		—	(5)
Bank of America NA	US Ultra Bond Future; June 2016	06/30/2016	1,214			(2)		—	(2)
Bank of America NA	WIG 20 Index Future; March 2016	03/18/2016	(297)			(7)		—	(7)
Morgan Stanley & Co	Bovespa Index Future; April 2016	04/13/2016	(856)			(63)		—	(63)
Morgan Stanley & Co	KOSPI 200 Index Future; March 2016	03/11/2016	2,865			(7)		—	(7)
Morgan Stanley & Co	MSCI Taiwan Index Future; March 2016	03/30/2016	(61)			—		—	—
Morgan Stanley & Co	SGX CNX Nifty Index Future; March 2016	03/31/2016	(1,126)			32		32	—
Morgan Stanley & Co	Swiss Market Index Future; March 2016	03/18/2016	(4,694)			371		27	—
Morgan Stanley & Co	Taiwan TAIEX Index Future; March 2016	03/16/2016	(391)			(13)		—	(13)
Total						$291		$87	$(140)

Amounts in thousands

Total Return Equity Basket Swaps

							Fair Value
Counterparty	Fund Pays	Fund Receives	Expiration Date	Notional Value		Asset		Liability
Bank of America NA	Floating rate based on the	Total return on a custom basket of long	08/15/2019	$(340	) $		—		$(60)
	Federal Funds Rate	and short securities traded in USD
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/21/2016	165			—		(26)
	week LIBOR plus/less	and short securities traded in IDR
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/18/2016	241			52		—
	month LIBOR plus/less	and short securities traded in TWD
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/18/2016	(140)			—		(8)
	month LIBOR plus/less	and short securities traded in MYR
	spread
Deutsche Bank AG	Floating rate based on 28	Total return on a custom basket of long	03/21/2016	69			137		—
	day Mexico Interbank TIIE	and short securities traded in MXN
	Rate plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/21/2016	867			—		(372)
	month LIBOR plus/less	and short securities traded in BRL
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	04/10/2016	(1,066)			119		—
	month LIBOR plus/less	and short securities traded in USD
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	03/18/2016	603			—		(58)
	month LIBOR plus/less	and short securities traded in KRW
	spread
Deutsche Bank AG	Floating rate based on the	Total return on a custom basket of long	10/16/2016	1,048			11		—
	Overnight RBA Cash Rate	and short securities traded in AUD
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	08/20/2016	77			1,023		—
	week EUR LIBOR	and short French securities
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	01/22/2017	(1,217)			2,842		—
	week LIBOR plus/less	and short securities traded in GBP
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long	09/05/2016	673			—		(9)
	week ICE LIBOR CHF	and short securities traded in CHF
	plus/less spread
Deutsche Bank AG	Floating rate based on the 1	Total return on a custom basket of long	03/23/2016	34			—		(59)
	month South Africa	and short securities traded in ZAR
	Johannesburg Interbank
	Agreed Rate plus/less
	spread

See accompanying notes.

102

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Total Return Equity Basket Swaps (continued)

									Fair Value
Counterparty	Fund Pays		Fund Receives		Expiration Date		Notional Value		Asset	Liability
Deutsche Bank AG	Floating rate based on the		Total return on a custom basket of long		03/18/2016		$104		$—		$(65)
	Poland Warsaw Interbank	and short securities traded in PLN
	Offer/Bid Spot Week Rate
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long			01/22/2017		322		104		—
	week HIBOR plus/less	and short securities traded in HKD
	spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of long			08/07/2016		(2,986)		789		—
	month Euribor plus/less	and short securities traded in EUR
	spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of long			08/07/2016		23,143		1,050		—
	month LIBOR plus/less	and short securities traded in GBP
	spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of long			08/07/2016	(31,903)			1,116		—
	month LIBOR plus/less	and short securities traded in USD
	spread
Morgan Stanley & Co	Floating rate based on the		Total return on a custom basket of long		08/19/2016		2,022		425		—
	Bank of Japan Estimate	and short securities traded in JPY
	Unsecured Overnight Call
	Rate plus/less spread
Morgan Stanley & Co	Floating rate based on the		Total return on a custom basket of long		09/04/2016		3,789		5,775		—
	Federal Funds Rate	and short securities traded in USD
	plus/less spread
Total							$(4,495	) $	13,443		$(657)

Amounts in thousands

Total Return Swaps

				Pay/Receive	Financing	Expiration	Notional			Fair Value
Counterparty (Issuer)	Reference Entity		Contracts	Positive Return	Rate	Date			Amount	Asset	Liability
Citigroup Inc	iShares J.P. Morgan $ Emerging Markets		50,000	Receive	1.50%	03/22/2016			$5,170	$177	$—
	Bond UCITS ETF
Citigroup Inc	iShares J.P. Morgan $ Emerging Markets		100,000	Receive	1.50%	03/22/2016			10,360	334	—
	Bond UCITS ETF
Morgan Stanley & Co	MSCI Turkey Net Return TRY Index		8	Receive	1 Month	03/16/2016	TRY		7	—	—
					TRLIBOR
Morgan Stanley & Co	MSCI Turkey Net Return TRY Index		36	Receive	1 Month	03/16/2016			31	—	—
					TRLIBOR
Morgan Stanley & Co	MSCI Turkey Net Return TRY Index		35	Receive	1 Month	03/16/2016			31	—	—
					TRLIBOR
Total										$511	$—

Amounts in thousands except contracts

Reverse Repurchase Agreements

Counterparty	Coupon Rate		Maturity Date		Principal Amount	Payable for Reverse Repurchase Agreements
Barclays Bank PLC		(0.90%)	12/17/2016		$11,487	$				(11,506)
Barclays Bank PLC		(0.90%)	01/20/2017		10,267					(10,276)
Barclays Bank PLC		(0.90%)	01/20/2017		4,948					(4,952)
Barclays Bank PLC		(0.80%)	01/20/2017		4,039					(4,043)
Barclays Bank PLC		(1.00%)	01/20/2017		7,836					(7,844)
Barclays Bank PLC		(0.50%)	03/03/2016		14,623					(14,627)
Barclays Bank PLC		(0.50%)	02/19/2017		12,673					(12,674)
Barclays Bank PLC		(0.25%)	02/24/2017		8,789					(8,789)
Barclays Bank PLC		(1.00%)	01/29/2017		708					(708)
Merrill Lynch		(0.46%)	03/01/2016		21,063					(21,063)
Merrill Lynch		(0.47%)	03/01/2016		7,006					(7,006)
Merrill Lynch		(0.52%)	03/01/2016		3,352					(3,352)
Merrill Lynch		(0.46%)	03/01/2016		3,724					(3,724)
Merrill Lynch		(0.31%)	03/01/2016		620					(620)
Merrill Lynch		(0.32%)	03/01/2016		4,528					(4,528)
Merrill Lynch		(0.40%)	03/01/2016		5,417					(5,417)
Merrill Lynch		(0.40%)	03/01/2016		1,071					(1,071)
Merrill Lynch		(0.19%)	03/01/2016		12,575					(12,575)
Merrill Lynch		(0.47%)	03/01/2016		8,090					(8,090)
Mizuho Securities		(0.00%)	02/24/2017		8,150					(8,150)
Total						$				(151,015)

Amounts in thousands

See accompanying notes.

103

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (12.46)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Aerospace & Defense - (0.02)%				Beverages (continued)
United Technologies Corp	4,830	$467		Molson Coors Brewing Co	43,780	$3,733
				Monster Beverage Corp (a)	2,750	345
						$5,921
Airlines - (0.05)%
Hawaiian Holdings Inc (a)	14,200	611		Biotechnology - (0.17)%
JetBlue Airways Corp (a)	43,070	947		Acorda Therapeutics Inc (a)	12,747	417
		$1,558		Alexion Pharmaceuticals Inc (a)	14,390	2,026
				Biogen Inc (a)	2,730	708
Apparel - (0.25)%				Celgene Corp (a)	3,020	304
(a)
Crocs Inc	44,310	434		Medicines Co/The (a)	9,842	317
Hanesbrands Inc	120,642	3,437		Momenta Pharmaceuticals Inc (a)	45,569	383
(a)
Michael Kors Holdings Ltd	24,660	1,397		Vertex Pharmaceuticals Inc (a)	9,750	834
NIKE Inc	16,750	1,032				$4,989
Skechers U.S.A. Inc (a)	13,280	437
Under Armour Inc (a)	7,190	602		Building Materials - (0.05)%
		$7,339		Buzzi Unicem SpA	827	13
				LafargeHolcim Ltd (a)	10,663	419
Automobile Manufacturers - (0.24)%				Louisiana-Pacific Corp (a)	27,520	437
Bayerische Motoren Werke AG	3,245	264		Martin Marietta Materials Inc	4,150	592
Daimler AG	4,140	282		Vulcan Materials Co	3,240	319
Ferrari NV (a)	990	38
						$1,780
Fiat Chrysler Automobiles NV	1,339	9
Fiat Chrysler Automobiles NV	53,808	368		Chemicals - (0.20)%
Ford Motor Co	201,250	2,518		Albemarle Corp	36,343	2,043
General Motors Co	110,970	3,267		American Vanguard Corp	37,088	468
Volvo AB - B Shares	42,328	424		BASF SE	949	62
		$7,170		Dow Chemical Co/The	15,071	733
				EI du Pont de Nemours & Co	5,650	344
Automobile Parts & Equipment - (0.17)%				EMS-Chemie Holding AG	86	40
Goodyear Tire & Rubber Co/The	138,130	4,161		FMC Corp	25,820	972
Johnson Controls Inc	5,591	204		K+S AG	17,054	356
Meritor Inc (a)	17,469	130
				Novozymes A/S	4,031	173
Nokian Renkaat OYJ	18,247	598		Solvay SA	1,459	135
		$5,093		Stepan Co	8,370	416
Banks - (0.66)%				Wacker Chemie AG	2,115	167
Banca Generali SpA	461	12				$5,909
Banca Mediolanum SpA	37,962	268		Commercial Services - (0.28)%
Banca Monte dei Paschi di Siena SpA (a)	541,005	286
				Abertis Infraestructuras SA	2,951	44
Banco Bilbao Vizcaya Argentaria SA	36,438	230		Career Education Corp (a)	73,120	184
Banco Comercial Portugues SA (a)	6,896,738	256
				Global Payments Inc	9,017	549
Banco de Sabadell SA	288,882	457		ManpowerGroup Inc	29,879	2,314
Banco Popular Espanol SA	87,057	208		McGraw Hill Financial Inc	23,890	2,144

Banco Popular Espanol SA - Rights(a)	87,057	2		PayPal Holdings Inc (a)	4,770	182
Bank of America Corp	78,830	987		Quanta Services Inc (a)	63,430	1,287
Bankia SA	519,220	440		RELX NV	2,199	36
BB&T Corp	18,871	607		SGS SA	142	285
CaixaBank SA	113,966	325		United Rentals Inc (a)	20,310	1,047
Capital One Financial Corp	19,352	1,272		Wirecard AG	6,278	248
Chemical Financial Corp	7,567	256				$8,320
Citigroup Inc	14,350	557
Citizens Financial Group Inc	29,850	574		Computers - (0.13)%
Credit Suisse Group AG (a)	1,184	16		Diebold Inc	4,373	109
Deutsche Bank AG	8,780	151		EMC Corp/MA	33,160	866
Huntington Bancshares Inc/OH	52,370	458		Fortinet Inc (a)	47,060	1,337
KeyCorp	116,069	1,225		Gemalto NV	5,672	359
M&T Bank Corp	22,710	2,329		Lexmark International Inc	11,990	372
Morgan Stanley	106,337	2,627		NCR Corp (a)	10,070	235
Nordea Bank AB	3,536	35		SanDisk Corp	4,009	290
Signature Bank/New York NY (a)	22,800	2,954		Western Digital Corp	6,514	284
Skandinaviska Enskilda Banken AB	9,412	92				$3,852
SVB Financial Group (a)	9,010	801
Svenska Handelsbanken AB	3,283	42		Cosmetics & Personal Care - (0.04)%
Swedbank AB	2,848	58		Beiersdorf AG	838	73
Zions Bancorporation	105,488	2,249		Estee Lauder Cos Inc/The	11,642	1,063
				Unilever NV	236	10
		$19,774
						$1,146
Beverages - (0.19)%
Anheuser-Busch InBev SA/NV	6,097	682		Distribution & Wholesale - (0.02)%
Brown-Forman Corp - B Shares	3,980	392		WW Grainger Inc	2,772	601
Carlsberg A/S	2,260	195
Constellation Brands Inc	3,470	491		Diversified Financial Services - (0.72)%
Davide Campari-Milano SpA	10,638	83		Affiliated Managers Group Inc (a)	6,600	916

See accompanying notes.

104

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Diversified Financial Services (continued)				Environmental Control - (0.21)%
American Express Co	37,190	$2,067		Stericycle Inc (a)	47,996	$5,468
Azimut Holding SpA	8,251	158		Waste Connections Inc	16,573	1,022
Charles Schwab Corp/The	125,241	3,137				$6,490
Deutsche Boerse AG	1,905	157
Discover Financial Services	24,840	1,153		Food - (0.87)%
E*TRADE Financial Corp (a)	107,310	2,518		B&G Foods Inc	11,730	406
				Barry Callebaut AG (a)	329	345
Element Financial Corp	19,090	202
Interactive Brokers Group Inc - A Shares	41,090	1,404		Chocoladefabriken Lindt & Spruengli AG	10	57
Julius Baer Group Ltd (a)	4,153	166		Chr Hansen Holding A/S	4,209	260
Nasdaq Inc	19,580	1,239		Colruyt SA	3,423	184
				Darling Ingredients Inc (a)	114,530	1,032
Navient Corp	221,430	2,398		Hain Celestial Group Inc/The (a)	25,950	959
Raymond James Financial Inc	10,830	475
Synchrony Financial (a)	189,530	5,108		Jeronimo Martins SGPS SA	1,895	27
		$21,098		JM Smucker Co/The	9,890	1,262
				Koninklijke Ahold NV	78,468	1,718
Electric - (0.58)%				Kraft Heinz Co/The	41,170	3,171
AES Corp/VA	294,020	2,881		Kroger Co/The	73,110	2,918
Black Hills Corp	8,820	494		Marine Harvest ASA (a)	16,260	232
Dominion Resources Inc/VA	40,774	2,851		Post Holdings Inc (a)	11,899	827
EDP - Energias de Portugal SA	35,286	109		Snyder's-Lance Inc	5,221	171
Enel SpA	2,078	8		Sysco Corp	20,875	921
Fortis Inc/Canada	9,401	261		TreeHouse Foods Inc (a)	7,940	670
MDU Resources Group Inc	157,560	2,869		Tyson Foods Inc	155,519	10,070
NextEra Energy Inc	10,292	1,161		United Natural Foods Inc (a)	9,070	280
NorthWestern Corp	5,280	314		Whole Foods Market Inc	11,890	372
NRG Yield Inc - A Shares	7,256	90				$25,882
NRG Yield Inc - C Shares	2,291	30
OGE Energy Corp	23,640	588		Gas - (0.01)%
RWE AG	41,085	466		Gas Natural SDG SA	9,175	160
SCANA Corp	20,720	1,347		Laclede Group Inc/The	4,280	280
TECO Energy Inc	121,750	3,345				$440
Westar Energy Inc	13,260	576		Hand & Machine Tools - (0.06)%
		$17,390		Lincoln Electric Holdings Inc	19,686	1,074
Electrical Components & Equipment - (0.06)%				Sandvik AB	65,974	600
Acuity Brands Inc	1,210	253		Schindler Holding AG	199	33
Emerson Electric Co	21,040	1,027				$1,707
EnerSys	7,930	407		Healthcare - Products - (0.58)%
General Cable Corp	1,865	16		Boston Scientific Corp (a)	22,050	374
SunPower Corp (a)	15,905	376
				Coloplast A/S	694	52
		$2,079		Cooper Cos Inc/The	6,954	994
Electronics - (0.24)%				DENTSPLY International Inc	43,382	2,645
				Edwards Lifesciences Corp (a)	30,940	2,692
Arrow Electronics Inc (a)	26,320	1,505
Avnet Inc	20,000	823		Elekta AB	4,522	40
Corning Inc	13,110	240		Getinge AB	1,535	34
				Henry Schein Inc (a)	6,280	1,039
Electro Scientific Industries Inc (a)	70,450	502
				Hologic Inc (a)	13,265	459
Itron Inc (a)	20,160	803
				IDEXX Laboratories Inc (a)	17,030	1,246
National Instruments Corp	40,900	1,180
Trimble Navigation Ltd (a)	36,820	857		Medtronic PLC	19,530	1,512
				QIAGEN NV (a)	4,292	91
TTM Technologies Inc (a)	35,953	236
				Sirona Dental Systems Inc (a)	21,270	2,337
Vishay Intertechnology Inc	19,723	233		William Demant Holding A/S (a)	1,836	159
Woodward Inc	9,510	447
		$6,826		Zimmer Biomet Holdings Inc	38,340	3,712
						$17,386
Energy - Alternate Sources - 0.00%
SunEdison Inc (a)	26,126	52		Healthcare - Services - (0.37)%
				Aetna Inc	10,856	1,179
				Anthem Inc	47,796	6,247
Engineering & Construction - (0.20)%				Centene Corp (a)	28,552	1,626
AECOM (a)	47,470	1,304		Laboratory Corp of America Holdings (a)	18,100	1,988
Aena SA (a)	1,552	176				$11,040
Bilfinger SE	1,771	76
Fraport AG Frankfurt Airport Services	1,877	108		Holding Companies - Diversified - (0.06)%
Worldwide				Leucadia National Corp	115,770	1,673
Jacobs Engineering Group Inc (a)	58,280	2,253
KBR Inc	150,290	2,078		Home Builders - (0.25)%
Obrascon Huarte Lain SA	2,941	17		DR Horton Inc	92,200	2,463
		$6,012		Lennar Corp - A Shares	72,390	3,036
				Toll Brothers Inc (a)	73,470	2,017
Entertainment - 0.00%
Gaming and Leisure Properties Inc	618	16				$7,516

See accompanying notes.

105

     Schedule of Investments Global Multi-Strategy Fund February 29, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Home Furnishings - (0.02)%				Media (continued)
Harman International Industries Inc	7,540	$578		AMC Networks Inc (a)	4,850	$318
				Atresmedia Corp de Medios de Comunicacion	13,041	135
				SA
Housewares - (0.04)%				Charter Communications Inc (a)	1,752	314
Newell Rubbermaid Inc	33,284	1,265		Discovery Communications Inc - C Shares (a)	43,720	1,078
				Mediaset SpA	27,020	96
Insurance - (0.53)%				Modern Times Group MTG AB	5,334	144
Aegon NV	14,631	73		News Corp - A Shares	147,290	1,594
Aflac Inc	41,630	2,478		Nexstar Broadcasting Group Inc	5,550	248
American International Group Inc	13,800	693		Schibsted ASA - A Shares	12,980	356
Assicurazioni Generali SpA	4,757	66		Schibsted ASA - B Shares (a)	2,405	63
Assurant Inc	32,180	2,288		Scholastic Corp	11,590	406
Berkshire Hathaway Inc - Class B (a)	6,110	820		Telenet Group Holding NV (a)	3,032	159
Chubb Ltd	208	24				$5,248
Delta Lloyd NV	24,442	152
Lincoln National Corp	53,240	1,945		Metal Fabrication & Hardware - (0.03)%
Loews Corp	85,580	3,111		Assa Abloy AB	10,702	205
MetLife Inc	25,050	991		Tenaris SA	54,570	592
MGIC Investment Corp (a)	31,794	217				$797
Prudential Financial Inc	11,470	758		Mining - (0.15)%
Radian Group Inc	14,151	153		Alcoa Inc	282,370	2,522
Sampo Oyj	3,555	160		Newmont Mining Corp	49,080	1,268
Tryg A/S	6,029	110		Norsk Hydro ASA	32,121	127
Unum Group	22,670	646		Stillwater Mining Co (a)	39,970	335
XL Group PLC	41,990	1,444		Tahoe Resources Inc	20,576	190
		$16,129				$4,442

Internet - (0.30)%				Miscellaneous Manufacturers - (0.08)%
Alphabet Inc - C Shares (a)	2,810	1,961		Alfa Laval AB	23,183	363
Expedia Inc	7,290	759		AptarGroup Inc	8,810	649
LinkedIn Corp (a)	644	75
				Donaldson Co Inc	12,320	348
Priceline Group Inc/The (a)	815	1,031		Textron Inc	28,280	966
TripAdvisor Inc (a)	6,350	397
				Trinity Industries Inc	10,068	159
VeriSign Inc (a)	38,168	3,225
						$2,485
Yahoo! Inc (a)	49,010	1,558
		$9,006		Office & Business Equipment - (0.02)%
				Pitney Bowes Inc	34,570	626
Investment Companies - 0.00%
Prospect Capital Corp	161	1
				Oil & Gas - (0.29)%
				Cheniere Energy Inc (a)	4,405	158
Iron & Steel - (0.03)%				Cimarex Energy Co	8,270	695
Acerinox SA	2,606	28		EOG Resources Inc	6,280	407
APERAM SA	2,241	76		Hess Corp	83,090	3,623
ArcelorMittal	63,906	248		Marathon Oil Corp	185,600	1,524
Reliance Steel & Aluminum Co	7,290	444		Neste Oyj	1,415	44
ThyssenKrupp AG	16,758	283		Noble Energy Inc	17,710	522
		$1,079		Occidental Petroleum Corp	6,370	438
				Southwestern Energy Co (a)	106,948	618
Leisure Products & Services - (0.06)%
Carnival Corp	22,440	1,076		Statoil ASA	13,194	192
Royal Caribbean Cruises Ltd	10,670	794		Suncor Energy Inc	19,816	484
		$1,870		Transocean Ltd	10,241	89
						$8,794
Machinery - Construction & Mining - (0.04)%
Atlas Copco AB - A Shares	23,414	528		Oil & Gas Services - (0.09)%
Oshkosh Corp	19,460	671		Halliburton Co	39,644	1,280
				SBM Offshore NV (a)	35,965	455
		$1,199
				Schlumberger Ltd	13,630	977
Machinery - Diversified - (0.22)%						$2,712
AGCO Corp	35,290	1,747
CNH Industrial NV	67,029	445		Packaging & Containers - (0.04)%
Duerr AG	145	8		Ball Corp	6,760	448
Flowserve Corp	13,230	556		Sonoco Products Co	11,280	493
Hexagon AB	11,126	378				$941
Kone OYJ	11,865	525		Pharmaceuticals - (0.48)%
Nordson Corp	24,639	1,766		Allergan plc (a)	15,202	4,411
Wabtec Corp/DE	16,440	1,161		Bayer AG	1,485	154
Zardoya Otis SA	11,146	119		Endo International PLC (a)	72,300	3,023
		$6,705		Galenica AG	158	237
				Mallinckrodt PLC (a)	20,270	1,318
Media - (0.18)%
Altice NV - A Shares (a)	23,473	337		Meda AB	4,403	78
				Mylan NV (a)	4,276	193

See accompanying notes.

106

Schedule of Investments
Global Multi-Strategy Fund
February 29, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Pharmaceuticals (continued)				Semiconductors (continued)
Perrigo Co PLC	11,920	$1,505		Micron Technology Inc (a)	82,531	$877
Pfizer Inc	62,358	1,850		NVIDIA Corp	192,784	6,046
Roche Holding AG	683	175		ON Semiconductor Corp (a)	9,143	77
Shire PLC ADR	4,642	725		Qorvo Inc (a)	12,340	556
Teva Pharmaceutical Industries Ltd ADR	15,096	839		Rovi Corp (a)	88,040	2,006
UCB SA	1,046	77		Skyworks Solutions Inc	7,000	465
		$14,585		STMicroelectronics NV	5,726	33
						$25,165
Pipelines - (0.04)%
Koninklijke Vopak NV	3,309	150		Shipbuilding - (0.06)%
ONEOK Inc	26,750	642		Huntington Ingalls Industries Inc	13,600	1,782
Williams Cos Inc/The	19,560	313
		$1,105
				Software - (0.31)%
Real Estate - (0.04)%				Activision Blizzard Inc	61,250	1,940
CBRE Group Inc (a)	25,810	656		Amadeus IT Holding SA	4,766	191
Forestar Group Inc (a)	26,280	256		Autodesk Inc (a)	33,640	1,741
Vonovia SE	3,958	123		Cerner Corp (a)	23,370	1,193
		$1,035		Electronic Arts Inc (a)	32,720	2,102
				Intuit Inc	3,370	326
REITS - (0.81)%				Oracle Corp	8,500	312
American Homes 4 Rent	19,422	272		SAP SE	10,000	754
Colony Capital Inc	3,778	62		Tyler Technologies Inc (a)	2,890	348
Crown Castle International Corp	9,091	786				$8,907
Equinix Inc	21,865	6,641
HCP Inc	71,990	2,129		Telecommunications - (0.37)%
Iron Mountain Inc	12,595	370		Cellnex Telecom SAU	23,319	373
LaSalle Hotel Properties	20,800	506		Ciena Corp (a)	17,077	350
Medical Properties Trust Inc	70,610	817		Deutsche Telekom AG	31,592	528
Omega Healthcare Investors Inc	56,580	1,814		Elisa OYJ	526	19
Realty Income Corp	12,396	726		General Communication Inc (a)	15,320	292
SL Green Realty Corp	438	39		GN Store Nord A/S	4,621	92
Spirit Realty Capital Inc	31,347	335		Koninklijke KPN NV	10,286	38
Starwood Property Trust Inc	12,599	221		Leap Wireless International Inc - Rights (a),(b),(c)	7,565	24
Ventas Inc	61,050	3,399		Level 3 Communications Inc (a)	102,370	4,970
Welltower Inc	72,097	4,598		Millicom International Cellular SA	4,733	227
Weyerhaeuser Co	65,640	1,705		Nokia OYJ	29,019	176
		$24,420		Nokia OYJ ADR	5,888	36
				Palo Alto Networks Inc (a)	9,220	1,335
Retail - (0.55)%				Tele2 AB	2,991	25
AutoNation Inc (a)	17,780	915		Telecom Italia SpA (a)	86,125	84
Chipotle Mexican Grill Inc (a)	1,920	977
				Telefonica Deutschland Holding AG	56,646	274
Cie Financiere Richemont SA	9,330	592		Telefonica SA	30,264	302
Dick's Sporting Goods Inc	27,496	1,168		Telenor ASA	2,419	36
Dollar Tree Inc (a)	54,181	4,348
				TeliaSonera AB	12,954	59
Dufry AG (a)	590	62		T-Mobile US Inc (a)	49,722	1,844
Foot Locker Inc	23,383	1,461				$11,084
Guess? Inc	45,490	971
Hennes & Mauritz AB	2,298	75		Toys, Games & Hobbies - (0.03)%
HUGO BOSS AG	2,050	117		Mattel Inc	29,050	945
Luxottica Group SpA	216	12
Salvatore Ferragamo SpA	23,836	535		Transportation - (0.11)%
Staples Inc	44,894	424		Canadian Pacific Railway Ltd	715	87
Swatch Group AG/The	3,130	1,084		Deutsche Post AG	12,440	295
Walgreens Boots Alliance Inc	5,060	399		FedEx Corp	6,030	825
Wal-Mart Stores Inc	13,760	913		Genesee & Wyoming Inc (a)	4,090	232
World Fuel Services Corp	18,200	852		Heartland Express Inc	26,850	494
Yum! Brands Inc	18,390	1,333		Kansas City Southern	4,744	388
		$16,238		Knight Transportation Inc	25,760	624
Savings & Loans - (0.03)%				Kuehne + Nagel International AG	854	111
New York Community Bancorp Inc	63,874	966		Panalpina Welttransport Holding AG	429	39
				Ship Finance International Ltd	17,166	224
						$3,319
Semiconductors - (0.83)%				TOTAL COMMON STOCKS (proceeds $383,210)		$372,954
ams AG	4,169	125
				PREFERRED STOCKS - (0.01)%	Shares	Value(000	's)
ASML Holding NV	2,834	258
Broadcom Ltd	6,780	908		Automobile Manufacturers - 0.00%
Cypress Semiconductor Corp (a)	51,240	409		Volkswagen AG	511	59
Infineon Technologies AG	4,382	53
Intel Corp	128,911	3,814
				Chemicals - (0.01)%
Lam Research Corp	116,035	8,506
				FUCHS PETROLUB SE	6,992	286
Microchip Technology Inc	23,200	1,032

See accompanying notes.

107

     Schedule of Investments Global Multi-Strategy Fund February 29, 2016 (unaudited)

Short Sales Outstanding

PREFERRED STOCKS (continued)		Shares	Value(000	's)	(b)	Fair value of these investments is determined in good faith by the Manager
						under procedures established and periodically reviewed by the Board of
Consumer Products - 0.00%						Directors. At the end of the period, the fair value of these securities totaled
Henkel AG & Co KGaA		852	$86			$24 or 0.00% of net assets.
					(c)	Security is Illiquid. At the end of the period, the value of these securities
TOTAL PREFERRED STOCKS (proceeds $423)			$431			totaled $24 or 0.00% of net assets.
	Principal
BONDS- (2.15)%	Amount (000's)		Value (000's)

Banks- (0.19)%
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/2022		$6,000	$5,760

Electric - (0.46)%
Saudi Electricity Global Sukuk Co 2
3.47%, 04/08/2023		14,000	13,757

Iron & Steel - (0.16)%
ABJA Investment Co Pte Ltd
4.85%, 01/31/2020		5,000	4,744

Mining - (0.27)%
Cia Brasileira de Aluminio
4.75%, 06/17/2024		3,000	2,257
Rio Tinto Finance PLC
2.88%, 12/11/2024	EUR	5,000	5,856
			$8,113

Sovereign - (0.97)%
Argentina Bonar Bonds
8.75%, 05/07/2024		$5,000	5,260
Bahrain Government International Bond
6.13%, 08/01/2023		3,000	2,970
IPIC GMTN Ltd
5.50%, 03/01/2022		5,000	5,668
6.88%, 11/01/2041		4,000	5,140
Kazakhstan Government International Bond
5.13%, 07/21/2025		5,750	5,830
South Africa Government International Bond
5.88%, 09/16/2025		2,000	2,096
Turkey Government International Bond
7.38%, 02/05/2025		1,780	2,089
			$29,053

Telecommunications - (0.10)%
Millicom International Cellular SA
6.63%, 10/15/2021		3,000	2,820

TOTAL BONDS (proceeds $64,887)			$64,247
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (3.68)%	Amount (000's)		Value (000's)

U.S. Treasury - (3.68)%
0.63%, 09/30/2017		$17,808	$17,765
1.38%, 09/30/2020		1,970	1,984
1.38%, 01/31/2021		3,966	3,992
1.63%, 11/30/2020		2,526	2,574
2.00%, 08/15/2025		22,168	22,659
2.50%, 02/15/2045		8,526	8,306
3.00%, 05/15/2045		1,280	1,381
3.00%, 11/15/2045		5,145	5,558
3.13%, 02/15/2042		14,048	15,697
4.75%, 02/15/2041		2,030	2,899
5.38%, 02/15/2031		7,392	10,590
6.25%, 05/15/2030		11,065	16,874
			$110,279
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			$110,279
OBLIGATIONS (proceeds $107,811)
TOTAL SHORT SALES (proceeds $556,331)			$547,911

(a) Non-Income Producing Security

See accompanying notes.

108

Schedule of Investments
Global Opportunities Equity Hedged Fund
February 29, 2016 (unaudited)

COMMON STOCKS - 92.23%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.07%			Gas - 0.68%
General Dynamics Corp	969	$132	National Grid PLC	3,690	$49
Raytheon Co	730	90
		$222	Healthcare - Services - 3.28%
Agriculture - 5.19%			Anthem Inc	403	52
			Centene Corp (a)	1,153	66
Altria Group Inc	1,142	70
Imperial Brands PLC	4,242	219	Cigna Corp	850	119
KT&G Corp	544	47			$237
Philip Morris International Inc	423	39	Home Builders - 1.26%
		$375	Barratt Developments PLC	4,128	34
Airlines - 0.94%			Daiwa House Industry Co Ltd	2,100	57
Japan Airlines Co Ltd	1,900	68			$91
			Insurance - 6.51%
Apparel - 2.16%			AXA SA	1,981	44
Adidas AG	768	82	Direct Line Insurance Group PLC	17,336	93
NIKE Inc	1,208	74	Everest Re Group Ltd	629	117
		$156	SCOR SE	2,946	103
			Travelers Cos Inc/The	1,056	114
Automobile Manufacturers - 2.63%					$471
Fuji Heavy Industries Ltd	600	20
Renault SA	442	40	Internet - 3.28%
Toyota Motor Corp	2,500	130	Alphabet Inc - A Shares (a)	331	237
		$190

Banks - 4.22%			Mining - 0.21%
Bank of Montreal	800	44	BHP Billiton PLC	1,473	15
JPMorgan Chase & Co	875	49
Mizuho Financial Group Inc	28,200	42	Oil & Gas - 3.37%
SunTrust Banks Inc	2,558	85	Exxon Mobil Corp	1,237	99
Wells Fargo & Co	1,819	85	Royal Dutch Shell PLC - B Shares	2,652	60
		$305	Suncor Energy Inc	3,462	85
Beverages - 0.86%					$244
Ambev SA	14,100	62	Pharmaceuticals - 9.97%
			AbbVie Inc	1,353	74
			Allergan plc (a)	92	27
Biotechnology - 7.73%
Amgen Inc	1,222	174	Cardinal Health Inc	1,121	91
Cambrex Corp (a)	952	37	Pfizer Inc	7,451	221
Celgene Corp (a)	360	36	Roche Holding AG	350	90
Gilead Sciences Inc (b)	3,577	312	Shire PLC	1,152	60
		$559	Teva Pharmaceutical Industries Ltd ADR	2,849	158
					$721
Chemicals - 0.97%
Lonza Group AG (a)	459	70	Real Estate - 1.62%
			Brookfield Asset Management Inc	3,800	117

Commercial Services - 1.77%
Kroton Educacional SA	16,485	41	REITS - 2.16%
Total System Services Inc	1,986	87	AvalonBay Communities Inc	248	43
		$128	Digital Realty Trust Inc	568	45
			Extra Space Storage Inc	832	68
Computers - 4.63%					$156
Accenture PLC - Class A	1,334	134
Apple Inc (b)	1,551	150	Retail - 4.76%
Synopsys Inc (a)	1,139	51	Alimentation Couche-Tard Inc	2,200	99
		$335	CVS Health Corp	850	83
			Home Depot Inc/The	355	44
Cosmetics & Personal Care - 1.89%			McDonald's Corp	337	39
Unilever NV	3,151	137	Target Corp	1,002	79
					$344

Electric - 3.66%			Software - 3.55%
Exelon Corp (b)	4,732	149	Electronic Arts Inc (a)	1,221	79
Iberdrola SA	10,478	68	Microsoft Corp (b)	3,505	178
Public Service Enterprise Group Inc	1,136	48			$257
		$265
			Telecommunications - 6.85%
Engineering & Construction - 0.53%			Cisco Systems Inc	6,264	164
Shimizu Corp	5,000	38	Nippon Telegraph & Telephone Corp	2,800	119
			NTT DOCOMO Inc	3,300	77
Food - 2.45%			Orange SA	7,814	135
Delhaize Group	674	68			$495
Kroger Co/The	2,724	109	Transportation - 0.66%
		$177	CH Robinson Worldwide Inc	683	48

See accompanying notes

109

Schedule of Investments
Global Opportunities Equity Hedged Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Water - 1.37%
Veolia Environnement SA	4,403	$99

TOTAL COMMON STOCKS	$6,668
INVESTMENT COMPANIES - 5.88%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 5.88%
Morgan Stanley Institutional Liquidity Funds -	425,339	425
Government Portfolio

TOTAL INVESTMENT COMPANIES	$425
Total Investments	$7,093
Other Assets in Excess of Liabilities, Net - 1.89%	$137
TOTAL NET ASSETS - 100.00%	$7,230

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $438 or 6.06% of net assets.

Portfolio Summary (unaudited)
Country	Percent
United States	57.71%
Japan	7.61%
United Kingdom	7.37%
France	5.84%
Canada	4.77%
Ireland	2.68%
Switzerland	2.20%
Israel	2.19%
Bermuda	1.62%
Brazil	1.42%
Germany	1.13%
Belgium	0.94%
Spain	0.93%
Netherlands	0.83%
Korea, Republic Of	0.65%
Australia	0.22%
Other Assets in Excess of Liabilities, Net	1.89%
TOTAL NET ASSETS	100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2016	Short	20	$1,584	$1,545	$39
eMini MSCI Emerging Markets; March 2016	Short	13	496	482	14
Russell 2000 Mini; March 2016	Short	5	483	516	(33)
S&P 500 Emini; March 2016	Short	31	2,983	2,991	(8)
Total	$12

Amounts in thousands except contracts

See accompanying notes

110

     Schedule of Investments Global Opportunities Fund February 29, 2016 (unaudited)

COMMON STOCKS - 94.55%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.01%			Food (continued)
General Dynamics Corp	167,070	$22,767	Kroger Co/The	446,210	$17,808
Raytheon Co	106,363	13,173			$30,130
		$35,940
			Gas - 0.67%
Agriculture - 5.28%			National Grid PLC	597,793	7,984
Altria Group Inc	201,449	12,403
Imperial Brands PLC	702,275	36,249	Healthcare - Services - 3.30%
KT&G Corp	95,330	8,218	Anthem Inc	65,390	8,546
Philip Morris International Inc	68,581	6,243	Centene Corp (a)	189,866	10,815
		$63,113	Cigna Corp	144,126	20,121
Airlines - 0.99%					$39,482
Japan Airlines Co Ltd	329,900	11,804	Home Builders - 1.33%
			Barratt Developments PLC	693,499	5,666
Apparel - 2.24%			Daiwa House Industry Co Ltd	373,600	10,224
Adidas AG	130,613	13,920			$15,890
NIKE Inc	209,154	12,882
			Insurance - 6.57%
		$26,802	AXA SA	332,765	7,316
Automobile Manufacturers - 2.63%			Direct Line Insurance Group PLC	2,987,587	16,090
Fuji Heavy Industries Ltd	93,700	3,066	Everest Re Group Ltd	106,228	19,772
Renault SA	71,187	6,491	SCOR SE	477,785	16,710
Toyota Motor Corp	418,897	21,840	Travelers Cos Inc/The	173,648	18,671
		$31,397			$78,559

Banks - 4.16%			Internet - 3.22%
Bank of Montreal	142,100	7,840	Alphabet Inc - A Shares (a)	53,736	38,541
JPMorgan Chase & Co	141,763	7,981
Mizuho Financial Group Inc	4,562,900	6,732	Mining - 0.20%
SunTrust Banks Inc	407,382	13,517	BHP Billiton PLC	237,994	2,394
Wells Fargo & Co	292,308	13,715
		$49,785
			Oil & Gas - 3.31%
Beverages - 0.90%			Exxon Mobil Corp	198,865	15,939
Ambev SA	2,478,700	10,809	Royal Dutch Shell PLC - B Shares	428,684	9,734
			Suncor Energy Inc	569,957	13,935
Biotechnology - 7.76%					$39,608
Amgen Inc	207,128	29,470	Pharmaceuticals - 10.01%
Cambrex Corp (a)	156,432	6,034
(a)			AbbVie Inc	217,498	11,877
Celgene Corp	57,993	5,847	Allergan plc (a)	14,898	4,322
Gilead Sciences Inc	589,298	51,416	Cardinal Health Inc	189,717	15,500
		$92,767	Pfizer Inc	1,243,008	36,880
Chemicals - 0.98%			Roche Holding AG	58,782	15,073
Lonza Group AG (a)	77,481	11,732	Shire PLC	194,925	10,169
			Teva Pharmaceutical Industries Ltd ADR	464,244	25,812
					$119,633
Commercial Services - 1.73%
Kroton Educacional SA	2,673,762	6,679	Real Estate - 1.61%
Total System Services Inc	320,172	13,953	Brookfield Asset Management Inc	628,224	19,283
		$20,632

Computers - 5.09%			REITS - 2.16%
Accenture PLC - Class A	216,921	21,749	AvalonBay Communities Inc	39,874	6,844
Apple Inc	263,733	25,500	Digital Realty Trust Inc	91,351	7,223
DST Systems Inc	43,568	4,556	Extra Space Storage Inc	143,401	11,781
Synopsys Inc (a)	201,312	9,009			$25,848
		$60,814	Retail - 4.83%
Cosmetics & Personal Care - 2.02%			Alimentation Couche-Tard Inc	374,316	16,937
Unilever NV	552,621	24,093	CVS Health Corp	141,068	13,708
			Home Depot Inc/The	58,982	7,321
			McDonald's Corp	54,459	6,382
Electric - 4.72%			Target Corp	170,993	13,414
Exelon Corp	801,226	25,231			$57,762
Iberdrola SA	1,815,215	11,694
Korea Electric Power Corp	218,018	10,343	Software - 3.69%
Public Service Enterprise Group Inc	214,182	9,137	Electronic Arts Inc (a)	214,382	13,772
		$56,405	Microsoft Corp	596,059	30,327
					$44,099
Engineering & Construction - 0.63%
Shimizu Corp	984,000	7,479	Telecommunications - 6.93%
			Cisco Systems Inc	1,053,351	27,577
			Nippon Telegraph & Telephone Corp	469,800	19,895
Food - 2.52%			NTT DOCOMO Inc	586,200	13,645
Delhaize Group	121,850	12,322	Orange SA	1,255,364	21,743
					$82,860

See accompanying notes

111

			Schedule of Investments
			Global Opportunities Fund
			February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Transportation - 0.65%
CH Robinson Worldwide Inc	112,187		$7,834

Water - 1.41%
Veolia Environnement SA	745,104		16,826

TOTAL COMMON STOCKS			$1,130,305
INVESTMENT COMPANIES - 5.50%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 5.50%
Morgan Stanley Institutional Liquidity Funds -	65,700,225		65,700
Government Portfolio

TOTAL INVESTMENT COMPANIES			$65,700
Total Investments			$1,196,005
Liabilities in Excess of Other Assets, Net - (0.05)%			$(555)
TOTAL NET ASSETS - 100.00%			$1,195,450

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Country			Percent
United States			58.03%
Japan			7.93%
United Kingdom			7.54%
France			5.78%
Canada			4.85%
Ireland			2.67%
Switzerland			2.24%
Israel			2.16%
Bermuda			1.65%
Korea, Republic Of			1.56%
Brazil			1.46%
Germany			1.16%
Belgium			1.03%
Spain			0.98%
Netherlands			0.81%
Australia			0.20%
Liabilities in Excess of Other Assets, Net			(0.05)%
TOTAL NET ASSETS			100.00%

See accompanying notes

112

Schedule of Investments
International Small Company Fund
February 29, 2016 (unaudited)

COMMON STOCKS - 96.52%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.61%			Cosmetics & Personal Care (continued)
Stroeer SE & Co KGaA	1,209	$70	Pola Orbis Holdings Inc	1,200	$88
					$183

Airlines - 0.83%			Distribution & Wholesale - 1.52%
Air Canada (a)	7,500	40	Entertainment One Ltd	18,702	41
Air New Zealand Ltd	30,605	55	Inchcape PLC	8,812	90
		$95	Trusco Nakayama Corp	1,200	43
					$174
Apparel - 0.93%
Gunze Ltd	15,000	39	Diversified Financial Services - 2.80%
Moncler SpA	4,380	68	Aldermore Group PLC (a)	12,678	35
		$107	Banca IFIS SpA	787	23
			Century Tokyo Leasing Corp	2,100	72
Automobile Manufacturers - 0.55%			Euronext NV (b)	1,177	45
New Flyer Industries Inc	3,300	63	Ichigo Inc	16,500	56
			Intermediate Capital Group PLC	11,266	90
Automobile Parts & Equipment - 4.09%					$321
Brembo SpA	1,450	60
			Electric - 1.59%
Georg Fischer AG	128	87
			ERG SpA	4,710	57
Plastic Omnium SA	1,791	57
			Hera SpA	26,945	76
Rheinmetall AG	1,121	80
			Iren SpA	30,850	49
Tokai Rika Co Ltd	2,800	55
					$182
TS Tech Co Ltd	3,100	69
Unipres Corp	3,390	61	Electrical Components & Equipment - 1.87%
		$469	Fujikura Ltd	15,000	70
			Gamesa Corp Tecnologica SA	5,793	109
Banks - 3.80%
			Nissin Electric Co Ltd	3,900	35
77 Bank Ltd/The	13,000	46
					$214
Aareal Bank AG	2,718	80
Gunma Bank Ltd/The	10,000	44	Electronics - 2.12%
Israel Discount Bank Ltd (a)	40,168	65	Alps Electric Co Ltd	2,100	34
Joyo Bank Ltd/The	12,000	42	dorma+kaba Holding AG	137	82
OneSavings Bank PLC	5,756	22	Mycronic AB	3,162	27
Suruga Bank Ltd	3,900	62	Osaki Electric Co Ltd	7,000	47
Sydbank A/S	2,706	74	Taiyo Yuden Co Ltd	5,200	53
		$435			$243

Beverages - 2.07%			Engineering & Construction - 2.98%
Britvic PLC	6,484	62	Eiffage SA	634	45
Royal Unibrew A/S	2,045	84	Keller Group PLC	3,187	37
Treasury Wine Estates Ltd	13,276	91	Kinden Corp	5,300	66
		$237	Kyudenko Corp	2,000	44
			Toda Corp	6,000	25
Biotechnology - 0.88%
Genmab A/S (a)	824	101	WSP Global Inc	3,055	81
			Yokogawa Bridge Holdings Corp	4,500	43
					$341
Building Materials - 1.83%
Buzzi Unicem SpA	4,884	74	Entertainment - 0.42%
			Evolution Gaming Group AB (a),(b)	1,461	48
Kingspan Group PLC	3,823	97
Nichiha Corp	2,900	39
		$210	Food - 1.58%
			Bellamy's Australia Ltd	5,777	45
Chemicals - 1.67%
			Ezaki Glico Co Ltd	1,200	64
Denka Co Ltd	21,000	74
			Greencore Group PLC	10,768	57
DIC Corp	34,000	73
			Select Harvests Ltd	5,143	15
Symrise AG	688	44
					$181
		$191
			Forest Products & Paper - 1.46%
Commercial Services - 4.02%
			BillerudKorsnas AB	4,227	66
Kanamoto Co Ltd	2,800	60
			Metsa Board OYJ	6,130	37
Loomis AB	2,978	96
			Smurfit Kappa Group PLC	2,764	64
Northgate PLC	6,908	39
					$167
QinetiQ Group PLC	23,808	77
Rentokil Initial PLC	41,622	96	Gas - 0.94%
Societa Iniziative Autostradali e Servizi SpA	5,120	46	Rubis SCA	1,456	108
WS Atkins PLC	2,627	46
		$460
			Hand & Machine Tools - 0.81%
Computers - 1.74%			KUKA AG	998	93
DTS Corp	1,900	35
NS Solutions Corp	2,900	54
			Healthcare - Products - 0.76%
Teleperformance	1,425	110
			Fisher & Paykel Healthcare Corp Ltd	15,038	87
		$199

Cosmetics & Personal Care - 1.60%			Healthcare - Services - 2.16%
Lion Corp	9,000	95	Eurofins Scientific SE	252	90

See accompanying notes

113

Schedule of Investments
International Small Company Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Packaging & Containers - 1.76%
Orpea	1,182	$97	CCL Industries Inc	452	$69
UDG Healthcare PLC	7,872	61	Orora Ltd	38,749	63
		$248	RPC Group PLC	6,815	70
					$202
Home Builders - 2.71%
Bellway PLC	2,850	102	Pharmaceuticals - 3.17%
Galliford Try PLC	3,651	74	Hikma Pharmaceuticals PLC	2,877	75
Haseko Corp	7,200	62	Ipsen SA	1,287	74
Redrow PLC	11,890	72	Kaken Pharmaceutical Co Ltd	1,200	80
		$310	Nippon Shinyaku Co Ltd	1,400	48
			Recordati SpA	3,594	86
Home Furnishings - 1.79%					$363
Foster Electric Co Ltd	2,400	45
Howden Joinery Group PLC	14,648	100	Pipelines - 0.50%
Zojirushi Corp	4,000	60	Enbridge Income Fund Holdings Inc	2,691	57
		$205

Insurance - 2.01%			Private Equity - 1.00%
Beazley PLC	15,116	75	3i Group PLC	12,023	73
Challenger Ltd/Australia	10,851	58	AURELIUS SE & Co KGaA	869	41
Direct Line Insurance Group PLC	7,513	41			$114
Hiscox Ltd	4,176	56
			Real Estate - 5.60%
		$230	BUWOG AG (a)	2,683	55
Internet - 1.90%			Conwert Immobilien Invest SE (a)	2,863	40
Just Eat PLC (a)	9,605	51	Grand City Properties SA	3,891	81
Rightmove PLC	1,849	100	Hemfosa Fastigheter AB	6,788	75
United Internet AG	1,368	67	Regus PLC	19,651	79
		$218	Shun Tak Holdings Ltd	88,000	27
			Sponda OYJ	7,948	32
Iron & Steel - 0.60%			St Modwen Properties PLC	6,744	31
BlueScope Steel Ltd	17,623	69	TLG Immobilien AG	1,829	35
			UNITE Group PLC/The	7,529	64
Leisure Products & Services - 0.52%			UOL Group Ltd	16,600	67
Daiichikosho Co Ltd	1,400	59	Wheelock & Co Ltd	14,000	55
					$641

Lodging - 1.02%			REITS - 6.25%
Star Entertainment Grp Ltd/The	31,435	117	Allied Properties Real Estate Investment Trust	1,759	41
			Cominar Real Estate Investment Trust	2,604	29
			Great Portland Estates PLC	6,948	67
Machinery - Diversified - 1.78%			Hibernia REIT plc	34,759	47
Daihen Corp	7,000	30	Hulic Reit Inc	32	52
Duerr AG	749	44	Japan Hotel REIT Investment Corp	102	89
Ebara Corp	20,000	77	MCUBS MidCity Investment Corp	15	46
Tsubakimoto Chain Co	9,000	53	Merlin Properties Socimi SA	8,002	84
		$204	Milestone Apartments Real Estate Investment	2,800	33
Media - 0.59%			Trust
Cogeco Communications Inc	1,446	68	Orix JREIT Inc	55	84
			Segro PLC	12,234	70
			Smart Real Estate Investment Trust	3,100	74
Mining - 2.24%					$716
Detour Gold Corp (a)	3,890	61
Independence Group NL	16,144	29	Retail - 6.24%
Northern Star Resources Ltd	18,069	51	Amplifon SpA	10,247	82
OceanaGold Corp	18,573	51	DCM Holdings Co Ltd	10,000	74
Sandfire Resources NL	8,069	33	Dixons Carphone PLC	10,611	64
St Barbara Ltd (a)	23,870	32	Dollarama Inc	960	56
		$257	Domino's Pizza Group PLC	5,336	78
			Izumi Co Ltd	1,200	45
Miscellaneous Manufacturers - 0.66%			JD Sports Fashion PLC	1,782	28
Aalberts Industries NV	2,467	76	K's Holdings Corp	2,000	65
			Matsumotokiyoshi Holdings Co Ltd	900	40
Oil & Gas - 3.16%			Shimamura Co Ltd	400	44
Caltex Australia Ltd	3,232	84	Tsuruha Holdings Inc	800	68
DCC PLC	1,514	118	Valor Holdings Co Ltd	3,300	71
Parex Resources Inc (a)	7,067	51			$715
Raging River Exploration Inc (a)	8,389	59
			Semiconductors - 0.93%
Whitecap Resources Inc	8,819	50	Dialog Semiconductor PLC (a)	2,144	70
		$362	Tower Semiconductor Ltd (a)	2,607	36
Oil & Gas Services - 0.30%					$106
Technip SA	692	34	Software - 2.38%
			Constellation Software Inc/Canada	111	46
			IT Holdings Corp	3,200	74
			Kinaxis Inc (a)	1,300	38
See accompanying notes			114

		Schedule of Investments
		International Small Company Fund
		February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Software (continued)
NetEnt AB (a)	1,173	$68
Nexon Co Ltd	3,100	47
		$273
Telecommunications - 1.53%
ADVA Optical Networking SE (a)	4,032	42
Freenet AG	2,990	89
Hitachi Kokusai Electric Inc	4,000	44
		$175
Transportation - 2.25%
Fukuyama Transporting Co Ltd	9,000	42
National Express Group PLC	15,773	72
Sankyu Inc	15,000	70
Seino Holdings Co Ltd	7,200	74
		$258
TOTAL COMMON STOCKS		$11,056
INVESTMENT COMPANIES - 2.75%	Shares Held	Value(000	's)
Publicly Traded Investment Fund - 2.75%
Goldman Sachs Financial Square Funds -	315,254	315
Government Fund

TOTAL INVESTMENT COMPANIES		$315
PREFERRED STOCKS - 0.65%	Shares Held	Value(000	's)
Machinery - Diversified - 0.65%
Jungheinrich AG	991	75

TOTAL PREFERRED STOCKS		$75
Total Investments		$11,446
Other Assets in Excess of Liabilities, Net - 0.08%		$9
TOTAL NET ASSETS - 100.00%		$11,455

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $93 or 0.81% of net assets.

Portfolio Summary (unaudited)

Country	Percent
Japan	27.33%
United Kingdom	16.56%
Canada	8.07%
Germany	6.63%
Australia	6.46%
Italy	5.42%
France	4.59%
Ireland	3.87%
Sweden	3.33%
United States	3.04%
Denmark	2.25%
Luxembourg	2.17%
Spain	1.68%
Switzerland	1.48%
New Zealand	1.24%
Netherlands	1.06%
Israel	0.87%
Austria	0.83%
Hong Kong	0.72%
Jordan	0.65%
Finland	0.60%
Singapore	0.58%
Bermuda	0.49%
Other Assets in Excess of Liabilities, Net	0.08%
TOTAL NET ASSETS	100.00%

See accompanying notes

115

Schedule of Investments
Opportunistic Municipal Fund
February 29, 2016 (unaudited)

COMMON STOCKS - 1.04%	Shares Held Value (000's)			Principal
			MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.04%
Market Vectors High Yield Municipal Index	17,000	$530	Connecticut - 1.94%
ETF			Mohegan Tribal Finance Authority
Market Vectors Short High-Yield Municipal	14,000	351	7.00%, 02/01/2045(b)	$2,000	$1,975
Index ETF
SPDR Nuveen S&P High Yield Municipal	3,040	174	Florida - 2.93%
Bond ETF			Orange County Housing Finance Authority
		$1,055	7.00%, 10/01/2025	500	508
TOTAL COMMON STOCKS		$1,055	Orange County Industrial Development
	Principal		Authority/FL
BONDS- 0.50%	Amount (000's) Value (000's)		8.00%, 07/01/2036(b)	1,000	1,027
U.S. Municipals - 0.50%			Volusia County School Board (credit support
Oglala Sioux Tribe			from BAM)
5.75%, 10/01/2025(a),(b)	$500	$511	5.00%, 08/01/2031(e)	1,215	1,447
					$2,982

TOTAL BONDS		$511	Georgia - 0.56%
	Principal		City of Atlanta GA
MUNICIPAL BONDS - 99.70%	Amount (000's) Value (000's)		7.38%, 01/01/2031	500	572
Alabama - 1.73%
Lower Alabama Gas District/The			Illinois - 13.50%
5.00%, 09/01/2034(c)	$1,500	$1,766	Chicago O'Hare International Airport
			5.00%, 01/01/2033	1,250	1,455
Arizona - 6.45%			City of Chicago IL
Navajo Nation			5.50%, 01/01/2033	1,000	1,009
5.50%, 12/01/2030(b)	2,500	2,785	5.50%, 01/01/2042	300	299
Salt Verde Financial Corp			7.46%, 02/15/2026	2,000	1,402
5.00%, 12/01/2032	3,205	3,775	City of Chicago IL Wastewater Transmission
			Revenue
		$6,560
			5.00%, 01/01/2031	760	844
California - 15.30%			5.00%, 01/01/2039	1,200	1,299
Abag Finance Authority for Nonprofit Corps			City of Chicago IL Waterworks Revenue
5.00%, 08/01/2043	500	569	5.00%, 11/01/2025	500	569
California Educational Facilities Authority			Illinois State Toll Highway Authority
5.00%, 12/29/2015(d)	1,730	1,936	5.00%, 01/01/2040(d)	5,000	5,736
5.00%, 10/01/2038(d)	900	993	State of Illinois
California Pollution Control Financing			5.50%, 07/01/2027	1,000	1,129
Authority					$13,742
4.30%, 07/01/2040	1,000	1,038
California Statewide Communities			Indiana - 0.65%
Development Authority (credit support from			Indiana Finance Authority
GNMA COLL)			5.00%, 10/01/2044	300	327
4.90%, 07/20/2039(e)	500	536	Town of Shoals IN
California Statewide Financing Authority			7.25%, 11/01/2043	300	336
6.00%, 05/01/2043	1,000	1,017			$663
Golden State Tobacco Securitization Corp			Iowa- 2.04%
5.75%, 06/01/2047	3,150	3,024	Iowa Finance Authority
La Verne Public Financing Authority			5.00%, 12/01/2019	2,000	2,081
7.25%, 09/01/2026	700	702
Morongo Band of Mission Indians/The
6.50%, 03/01/2028(b)	825	901	Louisiana - 4.18%
Oakland Unified School District/Alameda			Juban Crossing Economic Development
County			District
			7.00%, 09/15/2044(b)	1,000	1,017
5.00%, 08/01/2035	1,225	1,398
			Louisiana Public Facilities Authority
Sacramento Area Flood Control			7.00%, 07/01/2024(b)	1,000	601
Agency (credit support from BAM)
5.00%, 10/01/2039(e)	500	572	8.38%, 07/01/2039	400	240
San Diego Community College District			Parish of St John the Baptist LA
5.25%, 08/01/2033(d)	1,050	1,196	5.13%, 06/01/2037	2,500	2,394
University of California					$4,252
5.25%, 05/15/2039(d)	1,257	1,417
			Maryland - 1.64%
5.25%, 05/15/2039(d)	243	277
			City of Westminster MD
		$15,576	6.25%, 07/01/2044	600	663
Colorado - 3.23%			Maryland Economic Development Corp
Colorado Health Facilities Authority			5.38%, 06/01/2025	390	423
5.00%, 05/15/2040	1,000	1,126	Maryland Economic Development
5.00%, 05/15/2045	1,000	1,123	Corp (credit support from AGM)
			5.00%, 06/01/2035(c),(e)	500	580
Promenade Castle Rock Metropolitan District
No 1					$1,666
5.75%, 12/01/2039	1,000	1,034	Michigan - 2.21%
		$3,283	Michigan Finance Authority
			5.00%, 07/01/2035	1,000	1,136

See accompanying notes

116

Schedule of Investments
Opportunistic Municipal Fund
February 29, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Michigan (continued)			Oklahoma - 0.33%
Wayne County Airport Authority			Tulsa Airports Improvement Trust
5.00%, 12/01/2045	$1,000	$1,114	5.00%, 06/01/2035	$300	$341
		$2,250

Minnesota - 1.15%			Oregon - 0.54%
Housing & Redevelopment Authority of The			Warm Springs Reservation Confederated
City of St Paul Minnesota			Tribe
5.00%, 11/15/2030	1,000	1,175	6.38%, 11/01/2033	500	546

Missouri - 0.81%			Pennsylvania - 4.42%
City of St Louis MO Airport Revenue (credit			Allegheny County Industrial Development
support from NATL)			Authority
5.50%, 07/01/2028(e)	400	503	6.00%, 07/15/2038	400	425
Health & Educational Facilities Authority of			Chester County Health & Education Facilities
the State of Missouri			Authority
5.00%, 02/01/2036	290	324	5.25%, 12/01/2045	1,000	1,022
		$827	City of Scranton PA
			8.50%, 09/01/2022(a)	200	210
New Jersey - 9.61%			Lancaster County Hospital Authority/PA
Casino Reinvestment Development Authority			5.00%, 07/01/2045	1,250	1,300
5.25%, 11/01/2039	250	259
Essex County Improvement Authority			Pennsylvania Economic Development
5.25%, 07/01/2045(b)	1,300	1,321	Financing Authority
			5.50%, 11/01/2044	1,000	1,037
New Jersey Economic Development			6.00%, 06/01/2031	500	500
Authority					$4,494
5.25%, 06/15/2040	1,000	1,070
5.63%, 11/15/2030	1,000	1,130	South Carolina - 1.12%
5.75%, 09/15/2027	500	553	South Carolina State Public Service
New Jersey Educational Facilities			Authority
Authority (credit support from AGM)			5.25%, 12/01/2055	1,000	1,136
5.00%, 07/01/2034(e)	1,000	1,143
New Jersey Health Care Facilities Financing			Tennessee - 1.75%
Authority (credit support from AGM)
5.00%, 07/01/2046(e)	1,900	2,132	Chattanooga Health Educational & Housing
			Facility Board
New Jersey Transportation Trust Fund			5.00%, 10/01/2028	1,050	1,217
Authority			5.00%, 10/01/2035	500	560
5.25%, 06/15/2032	2,000	2,184
					$1,777
		$9,792
			Texas- 7.45%
New York - 7.78%			City of Dallas TX
Brooklyn Arena Local Development Corp			5.00%, 02/15/2027	1,000	1,233
6.25%, 07/15/2040	480	554	City of Houston TX Airport System Revenue
Build NYC Resource Corp			4.50%, 07/01/2020	1,000	1,069
5.00%, 07/01/2035	1,500	1,692
5.50%, 09/01/2045(b)	1,000	1,085	Gregg County Health Facilities Development
			Corp
Metropolitan Transportation Authority			5.00%, 10/01/2016	400	403
5.00%, 11/15/2034	1,000	1,181	New Hope Cultural Education Facilities Corp
New York Liberty Development Corp			5.00%, 07/01/2030	500	558
5.25%, 10/01/2035	1,280	1,563	5.00%, 07/01/2047	1,500	1,603
New York State Dormitory Authority
5.00%, 12/01/2040(b)	1,100	1,169	North Texas Tollway Authority
			5.00%, 01/01/2045	615	695
New York Transportation Development Corp			Port Beaumont Navigation District
5.00%, 01/01/2023	560	670	7.25%, 02/01/2036(b),(c)	1,000	998
		$7,914	Texas Private Activity Bond Surface
North Carolina - 1.80%			Transportation Corp
North Carolina Eastern Municipal Power			6.88%, 12/31/2039	550	649
Agency			7.00%, 12/31/2038	300	376
5.25%, 01/01/2020	750	813			$7,584
North Carolina Medical Care Commission			Virginia - 1.36%
5.25%, 10/01/2035	1,000	1,023	County of Botetourt VA
		$1,836	6.00%, 07/01/2044	1,000	1,041
Ohio- 1.33%			Fairfax County Industrial Development
			Authority
City of Cleveland OH Airport System			5.00%, 05/15/2035(d)	300	343
Revenue (credit support from AGM)
5.00%, 01/01/2031(e)	500	581			$1,384
Ohio Water Development Authority			Washington - 0.26%
4.00%, 01/01/2034	750	777	Port of Seattle Industrial Development Corp
		$1,358	5.00%, 04/01/2030	250	266

See accompanying notes

117

			Schedule of Investments
			Opportunistic Municipal Fund
			February 29, 2016 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)		Value (000's)

Wisconsin - 3.63%
Public Finance Authority
4.00%, 12/01/2036	$2,000		$1,948
5.00%, 12/01/2025(c)	1,000		1,131
5.25%, 04/01/2030	600		625
			$3,704
TOTAL MUNICIPAL BONDS			$101,502
Total Investments			$103,068
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.47)%
Notes with interest rates of 0.02% - 0.06% at	$(5,565	) $	(5,565)
February 29, 2016 and contractual maturity of
collateral from 2017-2024.(f)
Total Net Investments			$97,503
Other Assets in Excess of Liabilities, Net - 4.23%			$4,308
TOTAL NET ASSETS - 100.00%			$101,811

(a)	Security is Illiquid. At the end of the period, the value of these securities totaled $721 or 0.71% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,390 or 13.15% of net assets.
(c)	Security purchased on a when-issued basis.
(d)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(e)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at February 29, 2016.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	81.43%
Insured	7.35%
General Obligation Unlimited	5.14%
General Obligation Limited	2.23%
Prerefunded	1.61%
Certificate Participation	1.38%
Exchange Traded Funds	1.04%
Tax Allocation	0.56%
Government	0.50%
Liability For Floating Rate Notes Issued	(5.47)%
Other Assets in Excess of Liabilities, Net	4.23%
TOTAL NET ASSETS	100.00%

See accompanying notes

118

Schedule of Investments
Origin Emerging Markets Fund
February 29, 2016 (unaudited)

COMMON STOCKS - 95.19%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.32%			Food - 2.42%
Smiles SA	322,879	$2,411	JBS SA	3,819,600	$10,815
			SPAR Group Ltd/The	685,312	7,702
					$18,517
Agriculture - 2.80%
KT&G Corp	248,411	21,414	Forest Products & Paper - 1.76%
			Mondi PLC	756,001	13,488

Apparel - 0.61%
Makalot Industrial Co Ltd	750,000	4,660	Holding Companies - Diversified - 0.94%
			Siam Cement PCL/The	579,400	7,177

Automobile Manufacturers - 1.19%
Geely Automobile Holdings Ltd	24,518,000	9,077	Home Furnishings - 2.04%
			Skyworth Digital Holdings Ltd	9,500,000	5,365
			Steinhoff International Holdings NV	1,919,158	10,244
Banks - 3.95%
					$15,609
Abu Dhabi Commercial Bank PJSC	7,500,000	13,843
Bank Rakyat Indonesia Persero Tbk PT	646,400	535	Insurance - 6.68%
China CITIC Bank Corp Ltd (a)	6,310,893	3,484	Cathay Financial Holding Co Ltd	6,895,000	7,678
China Construction Bank Corp	14,894,428	8,704	China Life Insurance Co Ltd/Taiwan	7,792,500	5,376
Dubai Islamic Bank PJSC	2,102,000	3,658	People's Insurance Co Group of China Ltd/The	14,943,505	5,403
		$30,224	PICC Property & Casualty Co Ltd	9,343,927	14,109
			Ping An Insurance Group Co of China Ltd	1,448,400	6,129
Building Materials - 0.00%
			Porto Seguro SA	461,243	2,675
China Singyes Solar Technologies Holdings	53,000	25
Ltd			Samsung Life Insurance Co Ltd	70,000	6,347

			Sul America SA	840,000	3,339
					$51,056
Chemicals - 2.82%
LG Chem Ltd	54,524	13,254	Internet - 5.37%
			Com2uSCorp (a)	53,000	5,280
PTT Global Chemical PCL (b)	5,552,100	8,335
			Tencent Holdings Ltd	1,953,905	35,752
		$21,589
					$41,032
Commercial Services - 2.74%
New Oriental Education & Technology Group	568,300	17,691	Lodging - 1.35%
Inc ADR			Kangwon Land Inc	309,615	10,332
Zhejiang Expressway Co Ltd	3,630,000	3,215
		$20,906	Machinery - Diversified - 0.77%
			Hollysys Automation Technologies Ltd (a)	314,710	5,920
Computers - 2.48%
Cognizant Technology Solutions Corp (a)	332,600	18,952
			Media - 1.42%
			CJ E&M Corp	180,000	10,832
Cosmetics & Personal Care - 0.99%
LG Household & Health Care Ltd	10,800	7,581
			Metal Fabrication & Hardware - 1.15%
			Catcher Technology Co Ltd	227,026	8,795
Diversified Financial Services - 4.12%
CTBC Financial Holding Co Ltd	14,001,156	6,781
E.Sun Financial Holding Co Ltd	10,500,000	5,407	Miscellaneous Manufacturers - 4.11%
Mega Financial Holding Co Ltd	10,524,000	6,910	CRRC Corp Ltd	4,192,270	3,822
Noah Holdings Ltd ADR(a)	227,000	5,380	Sunny Optical Technology Group Co Ltd	6,710,025	15,530
Taishin Financial Holding Co Ltd	21,227,251	6,988	Zhuzhou CSR Times Electric Co Ltd	2,461,200	12,029
		$31,466			$31,381

Electric - 0.94%			Oil & Gas - 2.92%
Korea Electric Power Corp	151,000	7,164	Tupras Turkiye Petrol Rafinerileri AS (a)	872,691	22,298

Electronics - 4.94%			Pharmaceuticals - 4.57%
AAC Technologies Holdings Inc	1,887,518	13,082	Dr Reddy's Laboratories Ltd ADR	164,457	7,233
Hon Hai Precision Industry Co Ltd	2,540,758	11,889	Richter Gedeon Nyrt	468,000	8,316
Pegatron Corp	3,612,393	8,505	Sino Biopharmaceutical Ltd	14,369,611	10,507
Zhen Ding Technology Holding Ltd	1,983,954	4,254	Sinopharm Group Co Ltd	2,419,000	8,840
		$37,730			$34,896

Energy - Alternate Sources - 1.10%			Real Estate - 2.40%
Gigasolar Materials Corp	460,000	8,415	China Overseas Land & Investment Ltd	3,631,700	10,779
			China Overseas Property Holdings Ltd (a)	1,210,566	134
			China Vanke Co Ltd	3,300,000	7,432
Engineering & Construction - 2.10%
					$18,345
China State Construction International	2,460,000	3,774
Holdings Ltd			Retail - 5.66%
KEPCO Plant Service & Engineering Co Ltd	75,842	4,368	ANTA Sports Products Ltd	6,505,800	14,703
Promotora y Operadora de Infraestructura	340,000	3,935	Lojas Renner SA	1,455,500	6,495
SAB de CV			Raia Drogasil SA	954,200	10,938
TAV Havalimanlari Holding AS	670,381	3,936	Truworths International Ltd	1,234,000	6,663
		$16,013	Wal-Mart de Mexico SAB de CV	1,900,000	4,474
					$43,273

See accompanying notes

119

Schedule of Investments
Origin Emerging Markets Fund
February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Semiconductors - 9.39%
Phison Electronics Corp	750,000	$5,793
Samsung Electronics Co Ltd	50,672	24,169
Silicon Motion Technology Corp ADR	141,000	4,750
Taiwan Semiconductor Manufacturing Co Ltd	1,573,417	37,054
ADR
$71,766

Software - 2.90%
NetEase Inc ADR	164,635	22,161

Telecommunications - 5.69%
China Mobile Ltd	2,578,643	27,513
Chunghwa Telecom Co Ltd	5,085,000	15,961
$43,474

Water - 2.55%
Guangdong Investment Ltd	16,064,764	19,501

TOTAL COMMON STOCKS	$727,480
INVESTMENT COMPANIES - 4.34%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 4.34%
First American Government Obligations Fund	33,129,877	33,130

TOTAL INVESTMENT COMPANIES	$33,130
Total Investments	$760,610
Other Assets in Excess of Liabilities, Net - 0.47%	$3,625
TOTAL NET ASSETS - 100.00%	$764,235

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$8,335 or 1.09% of net assets.

Portfolio Summary (unaudited)
Country	Percent
China	27.80%
Taiwan, Province Of China	19.53%
Korea, Republic Of	14.48%
Hong Kong	10.14%
United States	6.82%
South Africa	4.98%
Brazil	4.80%
Turkey	3.44%
United Arab Emirates	2.29%
Thailand	2.03%
Mexico	1.11%
Hungary	1.09%
India	0.95%
Indonesia	0.07%
Other Assets in Excess of Liabilities, Net	0.47%
TOTAL NET ASSETS	100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI Emerging Markets; March 2016	Long	989	$36,089	$36,697	$608
Total	$608

Amounts in thousands except contracts

See accompanying notes

120

     Schedule of Investments Preferred Securities Fund February 29, 2016 (unaudited)

INVESTMENT COMPANIES - 2.21%	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held Value (000's)

Publicly Traded Investment Fund - 2.21%				Electric (continued)
Goldman Sachs Financial Square Funds -	109,472,851	$109,473		Entergy Arkansas Inc 4.90%	241,096	$6,042
Government Fund				Entergy Arkansas Inc 5.75%	35,363	896
				Entergy Louisiana LLC 4.70%	165,100	3,989
TOTAL INVESTMENT COMPANIES		$109,473		Entergy Louisiana LLC 5.25%	237,355	6,112
CONVERTIBLE PREFERRED STOCKS -				Entergy Louisiana LLC 5.88%	1,981	50
1.45%	Shares Held Value (000's)			Entergy Mississippi Inc	70,689	1,799
				Entergy New Orleans Inc	3,299	84
Banks- 1.45%				Entergy Texas Inc	15,618	415
Wells Fargo & Co (a)	60,982	71,458		Georgia Power Co 6.50% (a)	97,900	10,250
				Gulf Power Co 6.00% (a)	60,914	6,089
TOTAL CONVERTIBLE PREFERRED STOCKS		$71,458		Gulf Power Co 6.45% (a)	4,600	479
PREFERRED STOCKS - 37.43%	Shares Held	Value(000	's)	Integrys Holding Inc	40,000	1,020
				Interstate Power & Light Co (a)	485,100	12,428
Banks- 12.19%
AgriBank FCB (a)	61,700	6,523		NextEra Energy Capital Holdings Inc 5.00%	491,093	12,253
Bank of America Corp 6.38%; Series 3 (a)	26,378	676		NextEra Energy Capital Holdings Inc 5.13%;	662,215	16,496
Bank of America Corp 6.50%; Series Y (a)	490	13		Series I
Bank of America Corp 6.63%; Series I (a)	201,813	5,326		NextEra Energy Capital Holdings Inc 5.63%;	170,585	4,352
Bank of New York Mellon Corp/The (a)	139,534	3,586		Series H
Barclays Bank PLC 7.10%; Series 3 (a)	1,014,169	25,354		NextEra Energy Capital Holdings Inc 5.70%;	322,465	8,178
Barclays Bank PLC 7.75%; Series 4 (a)	607,340	15,475		Series G
Barclays Bank PLC 8.13%; Series 5 (a)	249,031	6,390		PPL Capital Funding Inc	735	19
Capital One Financial Corp (a)	533,401	13,575				$110,446
Citigroup Inc 6.88%; Series K (a)	493,542	13,084		Food - 0.50%
Citigroup Inc 6.88%; Series L (a)	9,618	254		Dairy Farmers of America Inc (a),(b)	232,500	23,708
CoBank ACB 6.13% (a)	8,000	756		Dairy Farmers of America Inc 7.88% (a),(b)	12,000	1,261
CoBank ACB 6.20% (a)	65,000	6,516				$24,969
CoBank ACB 6.25% (a),(b)	296,500	30,428
Countrywide Capital IV	636,469	16,294		Hand & Machine Tools - 0.58%
Countrywide Capital V	218,131	5,573		Stanley Black & Decker Inc	1,104,374	28,493
Cullen/Frost Bankers Inc (a)	280,021	6,989
Deutsche Bank Contingent Capital Trust II (a)	2,083,257	47,561
				Insurance - 8.45%
Deutsche Bank Contingent Capital Trust III (a)	433,502	10,473		Aegon NV 4.00% (a)	66,900	1,483
FirstMerit Corp (a)	331,400	8,308		Aegon NV 6.38% (a)	975,042	24,678
Goldman Sachs Group Inc/The (a)	774,944	19,102		Aegon NV 6.50% (a)	246,814	6,363
HSBC Holdings PLC 6.20%; Series A (a)	1,047,474	26,239
				Aegon NV 8.00%	63,317	1,735
HSBC Holdings PLC 8.00%; Series 2 (a)	568,600	14,636
				Aflac Inc	1,084,662	27,713
HSBC USA Inc 6.50% (a)	2,085,705	52,351
				Allstate Corp/The 5.10%	540,300	13,610
ING Groep NV 6.13% (a)	55,705	1,409		Allstate Corp/The 6.25% (a)	181,500	4,899
ING Groep NV 6.38% (a)	834,730	20,952		Allstate Corp/The 6.63%; Series E (a)	380,000	10,450
ING Groep NV 7.05% (a)	1,019,994	26,530
				American Financial Group Inc/OH 5.75%	441,277	11,345
ING Groep NV 7.20% (a)	165,000	4,298
				American Financial Group Inc/OH 6.25%	250,786	6,641
M&T Bank Corp 6.38%; Series A (a)	5,400	5,491		Arch Capital Group Ltd (a)	699,190	18,969
M&T Bank Corp 6.38%; Series C (a)	7,150	7,271		Aspen Insurance Holdings Ltd 5.95% (a),(c)	936,500	24,190
Merrill Lynch Capital Trust I	318,825	8,124		Aspen Insurance Holdings Ltd 7.25% (a)	143,802	3,795
Merrill Lynch Capital Trust II	133,014	3,396		Axis Capital Holdings Ltd 5.50%; Series D (a)	155,098	3,878
Morgan Stanley 7.13%; Series E (a)	24,282	683		Axis Capital Holdings Ltd 6.88%; Series C (a)	2,072,850	54,516
PNC Financial Services Group Inc/The (a)	1,723,683	49,022
				Delphi Financial Group Inc 7.38%	527,604	13,124
Royal Bank of Scotland Group PLC 5.75%;	596,429	14,302		Hartford Financial Services Group Inc/The	1,040,014	32,968
Series L (a)				Protective Life Corp 6.00%	10,311	264
State Street Corp 5.25%; Series C (a)	1,425,192	36,072
				Protective Life Corp 6.25%	336,151	8,841
State Street Corp 5.90%; Series D (a)	241,300	6,298		Prudential PLC (d)	174,600	4,601
State Street Corp 6.00% (a)	349,700	9,068		Prudential PLC 6.50% (a)	92,849	2,449
TCF Financial Corp (a)	229,278	5,835
				Reinsurance Group of America Inc	577,300	15,887
US Bancorp (a)	2,082,309	54,994
				RenaissanceRe Holdings Ltd 5.38%; Series E	654,975	16,374
Valley National Bancorp (a)	172,200	4,710		(a)
Wells Fargo & Co 5.85% (a)	125,027	3,187
				RenaissanceRe Holdings Ltd 6.08%; Series C	178,371	4,529
Wells Fargo & Co 6.63% (a)	236,676	6,738		(a)
		$603,862		Torchmark Corp	472,900	12,116
Diversified Financial Services - 0.77%				WR Berkley Corp	1,262,728	31,821
				XLIT Ltd (a)	76,419	61,302
Affiliated Managers Group Inc 6.38%	15,188	396
Charles Schwab Corp/The (a)	143,663	3,688				$418,541
Charles Schwab Corp/The 6.00% (a)	12,535	322
				Media - 0.25%
Morgan Stanley Capital Trust III	347,962	8,817		Comcast Corp	482,893	12,521
Morgan Stanley Capital Trust IV	511,872	13,063
Morgan Stanley Capital Trust V	345,952	8,770
Morgan Stanley Capital Trust VIII	97,505	2,483		Miscellaneous Manufacturers - 0.20%
RBS Capital Funding Trust V (a)	16,764	396		General Electric Capital Corp 4.88%	80,187	2,106
		$37,935		General Electric Capital Corp 4.88%	299,666	7,863
						$9,969
Electric - 2.23%
Alabama Power Co (a)	89,000	2,416		REITS - 5.55%
				Boston Properties Inc (a)	7,284	186
DTE Energy Co 5.25%	313,300	7,867
				Digital Realty Trust Inc 5.88%; Series G (a)	97,818	2,431
Duke Energy Corp	362,408	9,212

See accompanying notes

121

Schedule of Investments
Preferred Securities Fund
February 29, 2016 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
REITS (continued)
Digital Realty Trust Inc 6.35%; Series I (a)	202,498	$5,083	Banks (continued)
Digital Realty Trust Inc 6.63%; Series F (a)	3,856	102	BankBoston Capital Trust III
Digital Realty Trust Inc 7.00%; Series E (a)	544,076	13,977	1.26%, 06/15/2027(f)	$1,350	$1,060
Digital Realty Trust Inc 7.38%; Series H (a)	239,911	6,574	Barclays Bank PLC
Hospitality Properties Trust 7.13%; Series D	411,113	10,520	7.63%, 11/21/2022	8,000	8,090
(a)			10.18%, 06/12/2021	3,000	3,869
Kimco Realty Corp 5.50%; Series J (a)	590,922	14,885	Barclays PLC
Kimco Realty Corp 6.00%; Series I (a)	667,508	17,222	6.63%, 06/29/2049(a),(f)	34,178	28,709
National Retail Properties Inc (a)	455,621	11,737	8.25%, 12/29/2049(a),(f)	31,600	29,991
Prologis Inc - Series Q (a)	127,700	7,846	BNP Paribas SA
PS Business Parks Inc 5.70%; Series V (a)	377,419	9,718	7.20%, 06/29/2049(a),(b)	12,500	13,437
PS Business Parks Inc 5.75%; Series U (a)	520,724	13,107	7.37%, 12/29/2049(a),(b),(f)	5,000	4,675
PS Business Parks Inc 6.00%; Series T (a)	188,128	4,782	BPCE SA
PS Business Parks Inc 6.45%; Series S (a)	132,228	3,438	5.70%, 10/22/2023(b)	6,000	6,173
Public Storage Inc 5.20%; Series X (a)	70,407	1,792	Chase Capital III
Public Storage Inc 5.75%; Series T (a)	222,900	5,795	0.96%, 03/01/2027(f)	3,000	2,400
Public Storage Inc 5.88%; Series A (a)	237,401	6,381	Citigroup Capital III
Public Storage Inc 5.90%; Series S (a)	55,600	1,439	7.63%, 12/01/2036	2,700	3,392
Public Storage Inc 6.00%; Series Z (a)	580,214	15,822	Citigroup Inc
Public Storage Inc 6.35%; Series R (a)	746,442	19,288	5.90%, 12/29/2049(a)	200	190
Public Storage Inc 6.38%; Series Y (a)	131,181	3,659	5.95%, 12/29/2049(a)	5,000	4,725
Public Storage Inc 6.50%; Series Q (a)	4,594	118	6.13%, 12/29/2049(a),(f)	43,300	42,650
Realty Income Corp - Series F (a)	777,954	20,180	Cooperatieve Rabobank UA
Regency Centers Corp 6.00%; Series 7 (a)	441,029	11,122	11.00%, 12/29/2049 (a),(f)	7,750	9,147
Regency Centers Corp 6.63%; Series 6 (a)	230,854	6,041	11.00%, 12/29/2049 (a),(b),(f)	69,657	82,210
Senior Housing Properties Trust 5.63%	113,931	2,798	Corestates Capital III
Senior Housing Properties Trust 6.25%	150,000	3,753	1.19%, 02/15/2027(b),(f)	10,200	8,160
Ventas Realty LP / Ventas Capital Corp	198,708	5,027	Countrywide Capital III
Vornado Realty Trust 5.40%; Series L (a)	191,155	4,764	8.05%, 06/15/2027	6,312	7,867
Vornado Realty Trust 5.70%; Series K (a)	869,353	22,047	Credit Agricole SA
Vornado Realty Trust 6.63%; Series I (a)	90,892	2,345	7.88%, 01/29/2049(a),(b)	8,000	7,048
Vornado Realty Trust 6.88%; Series J (a)	174,963	4,469	8.13%, 12/29/2049(a),(f)	5,000	4,651
Welltower Inc (a)	617,185	16,170	8.13%, 12/29/2049(a),(b),(f)	11,050	10,278
		$274,618	8.38%, 12/31/2049(a),(b),(f)	17,050	18,457
			Credit Suisse Group AG
Savings & Loans - 0.25%			6.25%, 12/29/2049(a),(b),(f)	10,000	8,925
Astoria Financial Corp (a)	106,851	2,778
			6.25%, 12/29/2049(a)	475	424
First Niagara Financial Group Inc (a)	368,904	9,754
			7.50%, 12/29/2049(a),(f)	3,000	2,888
		$12,532	7.50%, 12/29/2049(a),(b),(f)	23,950	23,056
Sovereign - 1.15%			Credit Suisse Group Guernsey I Ltd
Farm Credit Bank of Texas 6.75% (a),(b)	258,000	27,082	7.88%, 02/24/2041(f)	3,900	3,907
Farm Credit Bank of Texas 10.00% (a),(b)	23,800	29,675	Dresdner Funding Trust I
			8.15%, 06/30/2031(b)	16,015	18,017
		$56,757
			8.15%, 06/30/2031	3,200	3,579
Telecommunications - 5.31%			Fifth Third Bancorp
Centaur Funding Corp (b),(d)	28,000	23,048	5.10%, 12/29/2049(a),(f)	5,100	4,584
Centaur Funding Corp 9.08% (b),(e)	75,666	89,901	First Chicago NBD Institutional Capital I
Qwest Corp 6.13%	885,400	21,409	1.17%, 02/01/2027(f)	2,300	1,817
Qwest Corp 6.88%	258,100	6,484	First Union Capital II
Qwest Corp 7.00%	520,255	13,251	7.95%, 11/15/2029	3,700	4,756
Qwest Corp 7.00%	253,178	6,410	Fleet Capital Trust V
Qwest Corp 7.38%	532,806	13,421	1.53%, 12/18/2028(f)	2,500	2,000
Qwest Corp 7.50%	949,111	24,297	Goldman Sachs Group Inc/The
Telephone & Data Systems Inc 6.63%	260,908	6,611	5.70%, 12/29/2049(a),(f)	39,795	38,104
Telephone & Data Systems Inc 6.88%	2,899	73	HSBC Capital Funding LP/Jersey
Telephone & Data Systems Inc 7.00%	1,208,015	30,466	10.18%, 12/29/2049 (a),(b),(f)	32,900	47,670
United States Cellular Corp	110,817	2,776	JPMorgan Chase & Co
Verizon Communications Inc	942,517	24,807	5.30%, 12/29/2049(a),(f)	9,800	9,546
		$262,954	6.13%, 12/29/2049(a),(f)	22,000	21,890
TOTAL PREFERRED STOCKS	$1,853,597		6.75%, 01/29/2049(a),(f)	137,707	145,969
	Principal		JPMorgan Chase Capital XXI
BONDS- 57.28%	Amount (000's) Value (000's)		1.56%, 02/02/2037(f)	13,251	9,427
			KeyCorp Capital III
Banks- 27.11%			7.75%, 07/15/2029	3,500	4,124
ABN AMRO Bank NV
6.25%, 09/13/2022(f)	$10,000	$10,372	Lloyds Banking Group PLC
			6.27%, 11/29/2049(a),(b),(f)	3,000	2,887
BAC Capital Trust XIII			6.27%, 11/29/2049(a),(f)	3,150	3,032
4.00%, 12/29/2049(a),(f)	33,564	23,663
			6.41%, 01/29/2049(a),(b)	34,174	36,054
Banco Bilbao Vizcaya Argentaria SA			6.66%, 01/29/2049(a),(b)	32,281	35,025
9.00%, 05/29/2049(a)	20,400	20,767
			7.50%, 04/30/2049(a),(f)	25,198	23,560
Bank of America Corp
6.50%, 10/29/2049(a),(f)	50,000	51,000	M&T Bank Corp
			6.45%, 12/29/2049(a),(f)	6,615	6,962
Bank of New York Mellon Corp/The			6.88%, 12/29/2049(a)	37,800	37,872
4.95%, 12/29/2049(a),(f)	75,100	73,448

See accompanying notes

122

Schedule of Investments
Preferred Securities Fund
February 29, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Insurance (continued)
Morgan Stanley			American International Group Inc
5.55%, 12/29/2049(a),(f)	$11,100	$10,767	8.18%, 05/15/2068	$1,500	$1,871
Nordea Bank AB			Aon Corp
5.50%, 09/29/2049(a),(b),(f)	4,000	3,679	8.21%, 01/01/2027	4,500	5,468
5.50%, 09/29/2049(a),(f)	1,200	1,104	AXA SA
6.13%, 12/29/2049(a),(b),(f)	7,500	6,694	6.38%, 12/29/2049(a),(b),(f)	21,968	22,769
PNC Financial Services Group Inc/The			8.60%, 12/15/2030	13,565	17,601
6.75%, 07/29/2049(a),(f)	44,035	47,106	Catlin Insurance Co Ltd
Royal Bank of Scotland Group PLC			7.25%, 07/29/2049(a),(b)	46,496	36,267
7.50%, 12/29/2049(a),(f)	24,025	21,680	Chubb Corp/The
7.64%, 03/29/2049(a),(f)	1,900	1,848	6.38%, 03/29/2067(f)	44,690	35,975
7.65%, 08/29/2049(a),(f)	15,480	17,647	Dai-ichi Life Insurance Co Ltd/The
8.00%, 12/29/2049(a),(f)	8,525	7,779	5.10%, 10/29/2049(a),(b),(f)	12,300	12,823
Societe Generale SA			7.25%, 12/29/2049(a),(b)	13,250	15,304
1.36%, 12/29/2049(a),(b),(f)	5,750	5,161	Everest Reinsurance Holdings Inc
7.88%, 12/29/2049(a),(b),(f)	3,000	2,670	6.60%, 05/01/2067(f)	34,120	29,343
7.88%, 12/29/2049(a),(f)	15,000	13,350	Glen Meadow Pass-Through Trust
8.00%, 12/29/2049(a),(b),(f)	16,800	15,371	6.51%, 02/12/2067(b),(f)	10,885	8,028
8.25%, 09/29/2049(a),(f)	54,750	53,860	Great-West Life & Annuity Insurance Capital
Standard Chartered PLC			LP
0.94%, 07/29/2049(a),(f)	1,500	795	6.63%, 11/15/2034(b)	7,000	8,039
7.01%, 07/29/2049(a),(b)	14,300	13,513	Great-West Life & Annuity Insurance Capital
UBS Group AG			LP II
6.87%, 12/29/2049(a),(f)	13,100	12,182	7.15%, 05/16/2046(b),(f)	8,750	8,575
7.00%, 12/29/2049(a),(f)	2,000	1,980	Hartford Financial Services Group Inc/The
7.13%, 12/29/2049(a)	1,757	1,760	8.13%, 06/15/2068(f)	9,672	10,348
US Bancorp			Liberty Mutual Group Inc
5.12%, 12/29/2049(a),(f)	21,400	21,476	7.00%, 03/07/2067(b),(f)	17,738	15,698
Wells Fargo & Co			7.80%, 03/07/2087(b)	45,963	50,272
5.87%, 12/29/2049(a),(f)	47,800	50,611	Liberty Mutual Insurance Co
7.98%, 12/31/2049(a),(f)	57,100	58,742	7.70%, 10/15/2097(b)	20,025	24,889
		$1,342,279	Lincoln National Corp
			6.05%, 04/20/2067(f)	35,869	23,315
Diversified Financial Services - 0.74%			7.00%, 05/17/2066(f)	13,109	8,554
Charles Schwab Corp/The
7.00%, 02/28/2049(a),(f)	27,158	30,722	Meiji Yasuda Life Insurance Co
			5.20%, 10/20/2045(b),(f)	10,000	10,375
Depository Trust & Clearing Corp/The
4.88%, 12/29/2049(a),(b),(f)	4,000	3,895	MetLife Capital Trust IV
			7.88%, 12/15/2067(b)	19,020	21,683
MBNA Capital B
1.42%, 02/01/2027(f)	2,500	2,013	MetLife Capital Trust X
			9.25%, 04/08/2068(b)	39,075	50,798
		$36,630	MetLife Inc
			5.25%, 12/29/2049(a),(f)	17,200	16,214
Electric - 2.56%
Electricite de France SA			10.75%, 08/01/2069	28,223	41,699
5.25%, 01/29/2049(a),(b),(f)	50,970	44,280	Mitsui Sumitomo Insurance Co Ltd
5.63%, 12/29/2049(a),(b),(f)	6,000	5,288	7.00%, 03/15/2072(b)	3,375	3,881
Integrys Holding Inc			MMI Capital Trust I
6.11%, 12/01/2066(f)	13,082	10,078	7.63%, 12/15/2027	1,073	1,183
NextEra Energy Capital Holdings Inc			Nationwide Financial Services Inc
6.35%, 10/01/2066(f)	23,474	16,314	6.75%, 05/15/2087	68,095	67,414
6.65%, 06/15/2067(f)	2,000	1,505	Nippon Life Insurance Co
7.30%, 09/01/2067(f)	17,750	16,907	4.70%, 01/20/2046(b),(f)	5,000	5,075
			5.10%, 10/16/2044(b),(f)	14,900	15,459
PPL Capital Funding Inc
6.70%, 03/30/2067(f)	13,475	10,113	Provident Financing Trust I
RWE AG			7.41%, 03/15/2038	37,750	43,371
7.00%, 10/12/2072(f)	23,200	22,562	Prudential Financial Inc
			5.63%, 06/15/2043(f)	66,965	66,161
		$127,047
			5.88%, 09/15/2042(f)	11,675	11,850
Hand & Machine Tools - 0.26%			Prudential PLC
Stanley Black & Decker Inc			7.75%, 01/29/2049(a)	4,800	4,836
5.75%, 12/15/2053	12,250	12,710	QBE Capital Funding III Ltd
			7.25%, 05/24/2041(b),(f)	75,745	82,467
Insurance - 21.23%			Reinsurance Group of America Inc
			3.18%, 12/15/2065(f)	26,423	19,025
ACE Capital Trust II
9.70%, 04/01/2030	16,615	23,602	Sompo Japan Nipponkoa Insurance Inc
			5.33%, 03/28/2073(b),(f)	60,300	63,164
Aegon NV
2.07%, 07/29/2049(a),(f)	2,648	1,725	Sumitomo Life Insurance Co
			6.50%, 09/20/2073(b),(f)	15,500	17,438
AIG Life Holdings Inc
7.57%, 12/01/2045(b)	25,815	30,978	Voya Financial Inc
			5.65%, 05/15/2053(f)	48,976	45,484
8.50%, 07/01/2030	30,200	38,958
Allstate Corp/The			XLIT Ltd
5.75%, 08/15/2053(f)	7,600	7,571	6.50%, 12/31/2049(a),(f)	3,000	2,100
6.50%, 05/15/2067	12,505	13,443

See accompanying notes

123

		Schedule of Investments
		Preferred Securities Fund
		February 29, 2016 (unaudited)

	Principal
BONDS (continued)	Amount (000's)	Value(000	's)

Insurance (continued)
ZFS Finance USA Trust II
6.45%, 12/15/2065(b),(f)	$5,020	$5,010
ZFS Finance USA Trust V
6.50%, 05/09/2067(b)	5,433	5,381
		$1,051,484

Miscellaneous Manufacturers - 3.43%
General Electric Co
5.00%, 12/29/2049(a),(f)	167,149	169,656

Pipelines - 1.02%
Enterprise Products Operating LLC
7.03%, 01/15/2068(f)	47,605	46,524
TransCanada PipeLines Ltd
6.35%, 05/15/2067(f)	1,500	956
Transcanada Trust
5.63%, 05/20/2075(f)	3,800	3,125
		$50,605

Telecommunications - 0.08%
Koninklijke KPN NV
7.00%, 03/28/2073(b),(f)	4,050	4,060

Transportation - 0.85%
BNSF Funding Trust I
6.61%, 12/15/2055(f)	38,509	41,879

TOTAL BONDS		$2,836,350
	Principal
CONVERTIBLE BONDS - 0.11%	Amount (000's)	Value(000	's)

Banks- 0.11%
ING Groep NV
6.50%, 12/29/2049(a),(f)	6,000	5,434

TOTAL CONVERTIBLE BONDS		$5,434
TOTAL PURCHASED OPTIONS - 0.16%		$8,074
Total Investments		$4,884,386
Other Assets in Excess of Liabilities, Net - 1.36%		$67,420
TOTAL NET ASSETS - 100.00%		$4,951,806

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,166,159 or 23.55% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $24,190 or 0.49% of net assets.
(d)	Non-Income Producing Security
(e)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(f)	Variable Rate. Rate shown is in effect at February 29, 2016.

Portfolio Summary (unaudited)

Sector	Percent
Financial	77.85%
Communications	5.64%
Industrial	5.32%
Utilities	4.79%
Exchange Traded Funds	2.21%
Government	1.15%
Energy	1.02%
Consumer, Non-cyclical	0.50%
Purchased Options	0.16%
Other Assets in Excess of Liabilities, Net	1.36%
TOTAL NET ASSETS	100.00%

See accompanying notes

124

			Schedule of Investments
Preferred Securities Fund
February 29, 2016 (unaudited)

	August 31,	August 31,						February 29,	February 29,
Affiliated Securities	2015	2015	Purchases	Purchases		Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost		Shares	Proceeds	Shares	Cost
Centaur Funding Corp 9.08%	71,576	$85,034	4,090		$4,906	—	$—	75,666	$89,940
		$85,034			$4,906		$–		$89,940

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Centaur Funding Corp 9.08%		$3,250				$—	$		—
		$3,250				$—	$		—
Amounts in thousands except shares

Options

					Upfront Premiums			Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date		Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - US Long Bond Future; June 2016		$165.00	03/27/2016	3,022		$7,883	$5,194		$(2,689)
Put - US Long Bond Future; June 2016		$164.00	03/27/2016	1,511		2,888	2,502		(386)
Put - US Long Bond Future; June 2016		$159.00	03/27/2016	1,511		631	378		(253)
Total						$11,402	$8,074		$(3,328)

					Upfront Premiums			Unrealized
Written Options Outstanding	Exercise Price	Expiration Date		Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Call - US Long Bond Future; June 2016		$170.00	03/27/2016	3,022		$(2,991)	$(1,323)		$1,668
Put - US Long Bond Future; June 2016		$160.00	03/27/2016	3,022		(1,789)	(1,132)		657
Total						$(4,780)	$(2,455)		$2,325

Amounts in thousands except contracts

See accompanying notes

125

Schedule of Investments
Real Estate Allocation Fund
February 29, 2016 (unaudited)

INVESTMENT COMPANIES - 100.60%	Shares Held		Value
Principal Funds, Inc. Institutional Class - 100.60%
Global Real Estate Securities Fund (a)		33,329	$279,628
Real Estate Debt Income Fund (a)		23,384	219,112
			$498,740
TOTAL INVESTMENT COMPANIES			$498,740
Total Investments			$498,740
Liabilities in Excess of Other Assets, Net - (0.606)%			$(2,996)
TOTAL NET ASSETS - 100.00%			$495,744

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
International Equity Funds			56.40%
Fixed Income Funds			44.20%
Liabilities in Excess of Other Assets, Net			(0.60)%
TOTAL NET ASSETS			100.00%

August 31,		August 31,					February 29,	February 29,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
Shares		Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Global Real Estate Securities Fund	20,381	$193,364	18,982	$164,457	6,034	$55,330	33,329	$302,490
Real Estate Debt Income Fund	14,683	146,149	14,915	143,962	6,214	59,630	23,384	230,135
		$339,513		$308,419		$114,960		$532,625

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Global Real Estate Securities Fund		$3,531			$(1)			$3,841
Real Estate Debt Income Fund		3,770			(346)			—
		$7,301			$(347)			$3,841

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes

126

Schedule of Investments
Real Estate Debt Income Fund
February 29, 2016 (unaudited)

INVESTMENT COMPANIES - 1.77%		Shares Held Value (000's)				Principal
				BONDS (continued)		Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.77%
First American Government Obligations Fund		767,133	$768	Commercial Mortgage Backed Securities (continued)
				UBS-Barclays Commercial Mortgage Trust
TOTAL INVESTMENT COMPANIES			$768	2012-C4 (continued)
				4.50%, 12/10/2045(a),(b)		$1,000	$903
		Principal
BONDS- 97.62%		Amount (000's) Value (000's)		Wachovia Bank Commercial Mortgage Trust
				Series 2007-C30
Commercial Mortgage Backed Securities - 90.68%				5.41%, 12/15/2043(a)		2,000	1,963
Banc of America Commercial Mortgage Trust				Wells Fargo Commercial Mortgage Trust
2008-1				2015	-C31
6.27%, 02/10/2051(a),(b)		$1,000	$961	3.70%, 11/15/2048		2,000	2,084
CFCRE Commercial Mortgage Trust 2011-				WFRBS Commercial Mortgage Trust 2013-
C2				C11
1.95%, 12/15/2047(a),(b)		19,294	570	1.47%, 03/15/2045(a),(b)		16,497	964
Citigroup Commercial Mortgage Trust 2013-				WFRBS Commercial Mortgage Trust 2013-
GC15				C12
5.10%, 09/10/2046(a),(b)		2,010	1,681	1.41%, 03/15/2048(a),(b)		17,470	1,136
Citigroup Commercial Mortgage Trust 2015-				WFRBS Commercial Mortgage Trust 2014-
GC27				C20
3.14%, 02/10/2048(a)		2,000	2,006	3.99%, 05/15/2047(a),(b)		2,500	1,786
COMM 2006-C8 Mortgage Trust							$39,310
5.38%, 12/10/2046		2,000	1,902
COMM 2013-CCRE11 Mortgage Trust				REITS- 6.94%
1.17%, 10/10/2046(a)		26,150	1,615	Hospitality Properties Trust
COMM 2013-CCRE6 Mortgage Trust				5.00%, 08/15/2022		1,000	1,012
1.50%, 03/10/2046(a)		14,929	733	Select Income REIT
COMM 2014-CCRE17 Mortgage Trust				3.60%, 02/01/2020		2,000	1,996
4.80%, 05/10/2047(a),(b)		1,000	813				$3,008
Comm 2014-UBS2 Mortgage Trust				TOTAL BONDS			$42,318
4.20%, 03/10/2047		1,000	1,057	Total Investments			$43,086
COMM 2014-UBS3 Mortgage Trust				Other Assets in Excess of Liabilities, Net - 0.61%			$262
4.78%, 06/10/2047(a)		1,000	962	TOTAL NET ASSETS - 100.00%			$43,348
COMM 2015-LC19 Mortgage Trust
2.87%, 02/10/2048(a),(b)		1,000	646
COMM 2015-LC23 Mortgage Trust				(a)	Variable Rate. Rate shown is in effect at February 29, 2016.
4.65%, 10/10/2053(a)		1,000	934	(b)	Security exempt from registration under Rule 144A of the Securities Act of
Commercial Mortgage Trust 2007-GG9				1933. These securities may be resold in transactions exempt from
5.51%, 03/10/2039		1,000	902	registration, normally to qualified institutional buyers. At the end of the
FHLMC Multifamily Structured Pass Through				period, the value of these securities totaled $13,727 or 31.67% of net
Certificates				assets.
1.16%, 01/25/2021(a)		20,340	948	(c) Security purchased on a when-issued basis.
3.15%, 11/25/2025(a)		1,500	1,581	(d)	Fair value of these investments is determined in good faith by the Manager
GS Mortgage Securities Trust 2011-GC3				under procedures established and periodically reviewed by the Board of
0.72%, 03/10/2044(a),(b)		25,134	680	Directors. At the end of the period, the fair value of these securities totaled
GS Mortgage Securities Trust 2013-GCJ14				$461 or 1.06% of net assets.
4.77%, 08/10/2046(a),(b)		1,500	1,217
JP Morgan Chase Commercial Mortgage
Securities Trust 2010-C1
5.95%, 06/15/2043(b)		1,500	1,554	Portfolio Summary (unaudited)
JPMBB Commercial Mortgage Securities				Sector			Percent
Trust 2013-C12				Mortgage Securities			90.68%
4.09%, 07/15/2045(a)		460	396	Financial			6.94%
JPMBB Commercial Mortgage Securities				Exchange Traded Funds			1.77%
Trust 2014-C21				Other Assets in Excess of Liabilities, Net			0.61%
1.11%, 08/15/2047(a)		25,709	1,726	TOTAL NET ASSETS			100.00%
Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14
1.28%, 02/15/2047(a)		20,963	1,205
Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15
4.90%, 04/15/2047(a)		1,000	984
Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18
3.92%, 10/15/2047(a)		2,000	2,136
Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20
4.16%, 02/15/2048(a)		1,000	957
Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26
3.53%, 10/15/2048		1,000	1,031
Morgan Stanley Capital I Trust 2016-UBS9
4.70%, 03/15/2049(c),(d)		500	461
UBS-Barclays Commercial Mortgage Trust
2012	-C4
1.81%, 12/10/2045(a),(b)		9,560	816
See accompanying notes				127

     Schedule of Investments Small-MidCap Dividend Income Fund February 29, 2016 (unaudited)

COMMON STOCKS - 98.50%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.32%			Healthcare - Products - 2.98%
Harris Corp	276,076	$21,539	STERIS PLC	421,847	$27,133
			Teleflex Inc	149,506	21,353
					$48,486
Airlines - 1.58%
Copa Holdings SA	421,031	25,708	Home Furnishings - 1.68%
			Harman International Industries Inc	356,696	27,351

Automobile Manufacturers - 1.31%
New Flyer Industries Inc	1,111,831	21,275	Housewares - 0.84%
			Tupperware Brands Corp	272,858	13,632

Automobile Parts & Equipment - 1.14%
Autoliv Inc	174,831	18,572	Insurance - 5.76%
			Allied World Assurance Co Holdings AG	514,824	16,675
			AmTrust Financial Services Inc	1,199,432	29,326
Banks - 7.08%
			Arthur J Gallagher & Co	435,702	17,363
BOK Financial Corp	311,795	15,238
			Validus Holdings Ltd	676,366	30,376
Cullen/Frost Bankers Inc	553,970	26,552
					$93,740
FirstMerit Corp	122,583	2,406
PacWest Bancorp	1,129,054	36,333	Investment Companies - 3.65%
Umpqua Holdings Corp	1,168,418	17,573	Ares Capital Corp	2,339,977	31,964
Washington Trust Bancorp Inc	458,739	17,019	Oaktree Capital Group LLC	505,586	23,206
		$115,121	Triangle Capital Corp	220,416	4,144
					$59,314
Chemicals - 5.19%
Albemarle Corp	510,555	28,703	Machinery - Diversified - 5.26%
Cabot Corp	272,280	12,125	Applied Industrial Technologies Inc	663,738	25,554
Huntsman Corp	2,758,359	29,956	Flowserve Corp	429,647	18,054
RPM International Inc	331,605	13,546	IDEX Corp	289,231	21,738
		$84,330	Nordson Corp	282,696	20,261
					$85,607
Coal - 0.97%
Alliance Resource Partners LP	1,508,445	15,839	Media - 2.51%
			Sinclair Broadcast Group Inc	1,321,565	40,797
Commercial Services - 0.28%
McGrath RentCorp	186,419	4,586	Miscellaneous Manufacturers - 2.18%
			Crane Co	521,818	25,595
Diversified Financial Services - 2.24%			Donaldson Co Inc	346,117	9,775
BGC Partners Inc	1,818,199	15,709			$35,370
FNF Group	628,178	20,718	Oil & Gas - 2.48%
		$36,427	Helmerich & Payne Inc	112,750	5,972
Electric - 7.09%			HollyFrontier Corp	536,733	18,152
ALLETE Inc	420,778	22,310	Vermilion Energy Inc	595,999	16,211
Alliant Energy Corp	497,251	33,788			$40,335
Great Plains Energy Inc	589,597	17,299	Oil & Gas Services - 1.29%
ITC Holdings Corp	663,683	26,965	Targa Resources Corp	781,681	21,012
PNM Resources Inc	465,576	14,861
		$115,223
			Packaging & Containers - 0.87%
Electrical Components & Equipment - 2.16%			Packaging Corp of America	291,721	14,148
Hubbell Inc	148,153	14,720
Littelfuse Inc	179,412	20,385
			Pipelines - 1.21%
		$35,105
			EnLink Midstream Partners LP	2,140,549	19,650
Electronics - 3.12%
Avnet Inc	730,395	30,056
			Private Equity - 1.06%
Garmin Ltd	511,591	20,724
			Hercules Capital Inc	1,545,502	17,232
		$50,780

Environmental Control - 1.06%			REITS - 16.04%
MSA Safety Inc	396,263	17,305	Agree Realty Corp	363,523	13,469
			Alexandria Real Estate Equities Inc	276,070	21,854
Food - 2.34%			Colony Capital Inc	2,020,071	33,129
B&G Foods Inc	632,683	21,884	CYS Investments Inc	352,806	2,766
Ingredion Inc	160,303	16,226	Digital Realty Trust Inc	424,115	33,535
		$38,110	EastGroup Properties Inc	313,596	17,006
			EPR Properties	625,199	38,906
Gas - 1.21%			Gramercy Property Trust	3,886,104	29,340
Vectren Corp	431,406	19,638	Medical Properties Trust Inc	2,956,602	34,208
			Omega Healthcare Investors Inc	1,145,162	36,714
Hand & Machine Tools - 2.27%					$260,927
Lincoln Electric Holdings Inc	336,857	18,382	Semiconductors - 2.79%
Snap-on Inc	128,282	18,559	Maxim Integrated Products Inc	495,585	16,780
		$36,941

See accompanying notes

128

			Schedule of Investments
	Small-MidCap Dividend Income Fund
			February 29, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Semiconductors (continued)
Microchip Technology Inc	641,758		$28,552
			$45,332

Software - 3.18%
Broadridge Financial Solutions Inc	314,694		17,664
j2 Global Inc	466,504		34,092
			$51,756

Supranational Bank - 1.61%
Banco Latinoamericano de Comercio Exterior	1,227,552		26,233
SA

Telecommunications - 0.72%
Consolidated Communications Holdings Inc	502,225		11,747

Toys, Games & Hobbies - 2.03%
Hasbro Inc	434,008		32,928

TOTAL COMMON STOCKS			$1,602,096
INVESTMENT COMPANIES - 1.35%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 1.35%
Goldman Sachs Financial Square Funds -	21,880,427		21,881
Government Fund

TOTAL INVESTMENT COMPANIES			$21,881
Total Investments			$1,623,977
Other Assets in Excess of Liabilities, Net - 0.15%			$2,442
TOTAL NET ASSETS - 100.00%			$1,626,419

Portfolio Summary (unaudited)
Sector			Percent
Financial			35.83%
Industrial			18.24%
Consumer, Cyclical			8.58%
Utilities			8.30%
Technology			5.97%
Energy			5.95%
Consumer, Non-cyclical			5.60%
Basic Materials			5.19%
Communications			3.23%
Government			1.61%
Exchange Traded Funds			1.35%
Other Assets in Excess of Liabilities, Net			0.15%
TOTAL NET ASSETS			100.00%

See accompanying notes

129

Glossary to the Schedule of Investments
February 29, 2016 (unaudited)

Currency Abbreviations AUD BRL CAD CHF CLP CNY COP CZK DKK EUR GBP HKD HUF IDR ILS INR JPY KRW MXN MYR NOK NZD PHP PLN SEK SGD TRY TWD USD/$ ZAR

Australian Dollar

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Renminbi

Colombian Peso

Czech Koruna

Danish Krone

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Israeli New Shekel

Indian Rupee

Japanese Yen

South Korean Won

Mexican Peso

Malaysian Ringgit

Norwegian Krone

New Zealand Dollar

Philippine Peso

Polish Zloty

Swedish Krona

Singapore Dollar

Turkish Lira New

Taiwan Dollar

United States Dollar

South African Rand

See accompanying notes

130

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131

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
BLUE CHIP FUND
Class A shares
2016	(c)	$15.52	($0.01)	($0.60)	($0.61)	($0.01)	($0.31)	($0.32)	$14.59
2015		15.07	(0.01)	0.86	0.85	(0.02)	(0.38)	(0.40)	15.52
2014	(g)	12.93	0.03	2.14	2.17	(0.03)	–	(0.03)	15.07
Class C shares
2016	(c)	15.33	(0.08)	(0.58)	(0.66)	–	(0.31)	(0.31)	14.36
2015		14.97	(0.12)	0.86	0.74	–	(0.38)	(0.38)	15.33
2014	(g)	12.93	(0.07)	2.13	2.06	(0.02)	–	(0.02)	14.97
Class P shares
2016	(c)	15.62	0.02	(0.60)	(0.58)	(0.06)	(0.31)	(0.37)	14.67
2015		15.13	0.08	0.85	0.93	(0.06)	(0.38)	(0.44)	15.62
2014	(g)	12.93	0.10	2.14	2.24	(0.04)	–	(0.04)	15.13
CREDIT OPPORTUNITIES EXPLORER FUND
Class A shares
2016	(c)	9.36	0.18	(0.54)	(0.36)	(0.18)	–	(0.18)	8.82
2015	(h)	10.00	0.35	(0.65)	(0.30)	(0.34)	–	(0.34)	9.36
DIVERSIFIED REAL ASSET FUND
Class A shares
2016	(c)	11.22	0.06	(1.17)	(1.11)	(0.05)	–	(0.05)	10.06
2015		13.18	0.13	(1.88)	(1.75)	(0.08)	(0.13)	(0.21)	11.22
2014		11.72	0.16	1.45	1.61	(0.04)	(0.11)	(0.15)	13.18
2013		11.91	0.15	0.07	0.22	(0.11)	(0.30)	(0.41)	11.72
2012		11.82	0.10	0.30	0.40	(0.03)	(0.28)	(0.31)	11.91
2011		10.12	0.12	1.63	1.75	(0.03)	(0.02)	(0.05)	11.82
Class C shares
2016	(c)	10.98	0.02	(1.14)	(1.12)	–	–	–	9.86
2015		12.91	0.04	(1.84)	(1.80)	–	(0.13)	(0.13)	10.98
2014		11.55	0.07	1.42	1.49	(0.02)	(0.11)	(0.13)	12.91
2013		11.75	0.06	0.07	0.13	(0.03)	(0.30)	(0.33)	11.55
2012		11.72	0.01	0.30	0.31	–	(0.28)	(0.28)	11.75
2011		10.10	0.04	1.61	1.65	(0.01)	(0.02)	(0.03)	11.72
Class P shares
2016	(c)	11.21	0.08	(1.18)	(1.10)	(0.09)	–	(0.09)	10.02
2015		13.16	0.16	(1.87)	(1.71)	(0.11)	(0.13)	(0.24)	11.21
2014		11.78	0.20	1.44	1.64	(0.15)	(0.11)	(0.26)	13.16
2013		11.96	0.18	0.07	0.25	(0.13)	(0.30)	(0.43)	11.78
2012		11.85	0.12	0.31	0.43	(0.04)	(0.28)	(0.32)	11.96
2011	(i)	10.57	0.15	1.19	1.34	(0.04)	(0.02)	(0.06)	11.85

See accompanying notes.

132

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

			Ratio of				Ratio of Net
			Expenses to		Ratio of Gross		Investment Income
		Net Assets, End of	Average Net		Expenses to Average		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

(4.08	)%(d)	$28,642	1.23	%(e)	1.23%(e),(f)		(0.19	)%(e)	57.9	%(e)
5.78		20,629	1.35		1.39	(f)	(0.04)		26.2
16.83	(d)	8,637	1.35	(e)	1.95 (e)	,(f)	0.25	(e)	34.4	(e)

(4.44	) (d)	15,921	2.06	(e)	2.06 (e)	,(f)	(1.03	) (e)	57.9	(e)
5.04		11,985	2.10		2.33	(f)	(0.77)		26.2
15.99	(d)	3,321	2.10	(e)	4.22 (e)	,(f)	(0.51	) (e)	34.4	(e)

(3.86	) (d)	13,165	0.84	(e)	0.84 (e)	,(f)	0.22	(e)	57.9	(e)
6.25		6,905	0.89		1.41	(f)	0.53		26.2
17.36	(d)	2,176	0.90	(e)	3.24 (e)	,(f)	0.75	(e)	34.4	(e)

(3.92	) (d)	8,914	1.10	(e)	1.47 (e)	,(f)	3.85	(e)	247.0	(e)
(3.03	) (d)	9,459	1.10	(e)	1.39 (e)	,(f)	3.72	(e)	406.0	(e)

(9.89	) (d)	82,396	1.25	(e)	1.28 (e)	,(f)	1.22	(e)	67.3	(e)
(13.33)		109,677	1.25		1.25	(f)	1.06		66.4
13.91		127,019	1.25		1.27	(f)	1.31		67.3
1.89		281,607	1.25		1.47	(f)	1.25		78.7
3.53		246,133	1.25		1.44	(f)	0.86		107.3
17.31		90,355	1.25		1.32	(f)	1.06		59.7

(10.20	) (d)	33,085	2.00	(e)	2.11 (e)	,(f)	0.46	(e)	67.3	(e)
(13.98)		45,514	2.00		2.04	(f)	0.30		66.4
13.07		55,741	2.00		2.04	(f)	0.57		67.3
1.10		49,372	2.00		2.04	(f)	0.51		78.7
2.80		42,133	2.00		2.13	(f)	0.07		107.3
16.44		37,833	2.00		2.18	(f)	0.37		59.7

(9.86	) (d)	311,155	1.01	(e)	1.08 (e)	,(f)	1.46	(e)	67.3	(e)
(13.08)		396,768	1.01		1.06	(f)	1.36		66.4
14.20		314,063	1.02		1.13	(f)	1.59		67.3
2.14		60,294	0.99		0.99	(f)	1.51		78.7
3.78		39,474	1.04		1.13	(f)	1.05		107.3
12.75	(d)	30,013	1.05	(e)	1.05 (e)	,(f)	1.37	(e)	59.7	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 29, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from September 30, 2013, date shares first offered, through August 31, 2014.
(h)	Period from September 10, 2014, date shares first offered, through August 31, 2015.
(i)	Period from September 27, 2010, date shares first offered, through August 31, 2011.

See accompanying notes.

133

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
DYNAMIC HIGH YIELD EXPLORER FUND
Class A shares
2016	(c)	$9.39	$0.21	($0.85)	($0.64)	($0.25)	$–	($0.25)	$8.50
2015	(h)	10.00	0.40	(0.61)	(0.21)	(0.40)	–	(0.40)	9.39
GLOBAL MULTI-STRATEGY FUND
Class A shares
2016	(c)	10.91	(0.01)	(0.24)	(0.25)	(0.06)	(0.23)	(0.29)	10.37
2015		11.04	(0.06)	0.16	0.10	(0.06)	(0.17)	(0.23)	10.91
2014		10.47	(0.04)	0.70	0.66	(0.01)	(0.08)	(0.09)	11.04
2013		10.32	–	0.29	0.29	–	(0.14)	(0.14)	10.47
2012	(j)	10.00	(0.04)	0.36	0.32	–	–	–	10.32
Class C shares
2016	(c)	10.73	(0.05)	(0.24)	(0.29)	–	(0.23)	(0.23)	10.21
2015		10.90	(0.15)	0.15	–	–	(0.17)	(0.17)	10.73
2014		10.40	(0.12)	0.70	0.58	–	(0.08)	(0.08)	10.90
2013		10.33	(0.08)	0.29	0.21	–	(0.14)	(0.14)	10.40
2012	(k)	10.18	(0.02)	0.17	0.15	–	–	–	10.33
Class P shares
2016	(c)	10.95	–	(0.24)	(0.24)	(0.08)	(0.23)	(0.31)	10.40
2015		11.09	(0.04)	0.16	0.12	(0.09)	(0.17)	(0.26)	10.95
2014		10.51	(0.01)	0.70	0.69	(0.03)	(0.08)	(0.11)	11.09
2013		10.34	0.02	0.29	0.31	–	(0.14)	(0.14)	10.51
2012	(j)	10.00	(0.02)	0.36	0.34	–	–	–	10.34

See accompanying notes.

134

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

Ratio of Expenses to
Average Net Assets
(Excluding
Dividends and
Interest Expense on
			Ratio of		Short Sales, Short				Ratio of Net
		Net Assets, End of	Expenses to		Sale Fees and		Ratio of Gross		Investment Income
		Period (in	Average Net		Reverse Repurchase		Expenses to Average		to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Agreement Expense)		Net Assets		Assets		Turnover Rate

(7.02)%(d),(e)		$6,690	1.10	%(f)	N/A		1.79%(f),(g)		4.76	%(f)	89.0	%(f)
(2.00) (d),(e)		7,752	1.10	(f)	N/A		1.69 (f)	,(g)	4.24	(f)	94.0	(f)

(2.35	) (d)	154,588	2.40	(f)	1.94% (f),(i)		2.40 (f)	,(g)	(0.20	) (f)	192.5	(f)
0.93		183,527	2.39		1.95	(i)	2.39	(g)	(0.55)		142.5
6.37		93,900	2.54		2.00	(i)	2.57	(g)	(0.36)		166.4
2.85		100,180	2.61		2.00	(i)	2.74	(g)	(0.07)		135.6
3.20	(d)	8,465	2.70	(f)	2.00 (f)	,(i)	3.62 (f)	,(g)	(0.45	) (f)	196.0	(f)

(2.73	) (d)	61,121	3.20	(f)	2.74 (f)	,(i)	3.20 (f)	,(g)	(0.99	) (f)	192.5	(f)
0.05		60,317	3.19		2.75	(i)	3.21	(g)	(1.37)		142.5
5.64		42,783	3.29		2.75	(i)	3.38	(g)	(1.11)		166.4
2.07		21,035	3.36		2.75	(i)	3.65	(g)	(0.82)		135.6
1.47	(d)	1,529	3.30	(f)	2.75 (f)	,(i)	30.56 (f)	,(g)	(0.83	) (f)	196.0	(f)

(2.21	) (d)	291,456	2.16	(f)	1.70 (f)	,(i)	2.16 (f)	,(g)	0.06	(f)	192.5	(f)
1.15		282,957	2.16		1.72	(i)	2.16	(g)	(0.33)		142.5
6.62		211,335	2.30		1.76	(i)	2.30	(g)	(0.12)		166.4
3.04		66,419	2.40		1.79	(i)	2.49	(g)	0.08		135.6
3.40	(d)	707	2.50	(f)	1.80 (f)	,(i)	12.80 (f)	,(g)	(0.19	) (f)	196.0	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 29, 2016.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager.
(h)	Period from September 10, 2014, date shares first offered, through August 31, 2015.
(i)	Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(j)	Period from October 24, 2011, date shares first offered, through August 31, 2012.
(k)	Period from June 14, 2012, date shares first offered, through August 31, 2012.

See accompanying notes.

135

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
GLOBAL OPPORTUNITIES EQUITY HEDGED FUND
Class A shares
2016	(c)	$10.00	$0.01	($0.45)	($0.44)	($0.01)	$–	($0.01)	$9.55
Class P shares
2016	(c)	10.00	0.02	(0.45)	(0.43)	(0.01)	–	(0.01)	9.56
GLOBAL OPPORTUNITIES FUND
Class A shares
2016	(g)	11.36	0.02	(0.57)	(0.55)	(0.09)	(0.10)	(0.19)	10.62
2015		13.20	0.10	(0.67)	(0.57)	(0.06)	(1.21)	(1.27)	11.36
2014	(i)	11.45	0.07	1.74	1.81	(0.06)	–	(0.06)	13.20
Class C shares
2016	(g)	11.25	(0.02)	(0.56)	(0.58)	(0.01)	(0.10)	(0.11)	10.56
2015		13.12	–	(0.66)	(0.66)	–	(1.21)	(1.21)	11.25
2014	(i)	11.45	(0.01)	1.74	1.73	(0.06)	–	(0.06)	13.12
Class P shares
2016	(g)	11.42	0.05	(0.57)	(0.52)	(0.13)	(0.10)	(0.23)	10.67
2015		13.25	0.17	(0.67)	(0.50)	(0.12)	(1.21)	(1.33)	11.42
2014	(i)	11.45	0.11	1.76	1.87	(0.07)	–	(0.07)	13.25

See accompanying notes.

136

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

			Ratio of				Ratio of Net
			Expenses to		Ratio of Gross		Investment Income
		Net Assets, End of	Average Net		Expenses to Average		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

(4.37)%	(d)	$2,446	1.55%	(e)	3.18%(e),(f)		0.32%	(e)	149.8%	(e)

(4.27)	(d)	2,391	1.30	(e)	2.77 (e)	,(f)	0.57	(e)	149.8	(e)

(4.84) (d),(h)		4,069	1.50	(e)	1.91 (e)	,(f)	0.37	(e)	112.1	(e)
(4.36)		4,054	1.50		2.16	(f)	0.82		138.7
15.86	(d)	2,540	1.50	(e)	3.95 (e)	,(f)	0.61	(e)	128.4	(e)

(5.21)	(d)	1,668	2.25	(e)	3.58 (e)	,(f)	(0.37)	(e)	112.1	(e)
(5.11)		1,552	2.25		3.51	(f)	(0.01)		138.7
15.14	(d)	2,039	2.25	(e)	4.62 (e)	,(f)	(0.09	) (e)	128.4	(e)

(4.71)	(d)	200	1.04	(e)	3.31 (e)	,(f)	0.81	(e)	112.1	(e)
(3.83)		801	1.03		3.55	(f)	1.44		138.7
16.34	(d)	12	1.03	(e)	284.81 (e)	,(f)	0.93	(e)	128.4	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Period from September 22, 2015, date shares first offered, through February 29, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Six months ended February 29, 2016.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from September 30, 2013, date shares first offered, through August 31, 2014.

See accompanying notes.

137

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INTERNATIONAL SMALL COMPANY FUND
Class A shares
2016	(c)	$9.59	($0.01)	($0.60)	($0.61)	($0.12)	$–	($0.12)	$8.86
2015		9.86	0.06	(0.28)	(0.22)	(0.05)	–	(0.05)	9.59
2014	(g)	10.00	(0.01)	(0.13)	(0.14)	–	–	–	9.86
Class P shares
2016	(c)	9.63	0.01	(0.61)	(0.60)	(0.12)	–	(0.12)	8.91
2015		9.87	0.09	(0.28)	(0.19)	(0.05)	–	(0.05)	9.63
2014	(g)	10.00	–	(0.13)	(0.13)	–	–	–	9.87
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2016	(c)	10.20	0.19	0.30	0.49	(0.19)	–	(0.19)	10.50
2015		10.09	0.42	0.10	0.52	(0.41)	–	(0.41)	10.20
2014		9.12	0.44	0.96	1.40	(0.43)	–	(0.43)	10.09
2013		10.29	0.43	(1.16)	(0.73)	(0.41)	(0.03)	(0.44)	9.12
2012	(i)	10.00	0.08	0.28	0.36	(0.07)	–	(0.07)	10.29
Class C shares
2016	(c)	10.20	0.15	0.29	0.44	(0.15)	–	(0.15)	10.49
2015		10.09	0.34	0.10	0.44	(0.33)	–	(0.33)	10.20
2014		9.12	0.37	0.96	1.33	(0.36)	–	(0.36)	10.09
2013		10.29	0.36	(1.17)	(0.81)	(0.33)	(0.03)	(0.36)	9.12
2012	(i)	10.00	0.07	0.28	0.35	(0.06)	–	(0.06)	10.29
Class P shares
2016	(c)	10.21	0.20	0.30	0.50	(0.20)	–	(0.20)	10.51
2015		10.09	0.42	0.13	0.55	(0.43)	–	(0.43)	10.21
2014	(j)	9.22	0.29	0.88	1.17	(0.30)	–	(0.30)	10.09
ORIGIN EMERGING MARKETS FUND
Class A shares
2016	(c)	8.55	(0.03)	(0.98)	(1.01)	(0.08)	–	(0.08)	7.46
2015	(k)	10.00	(0.03)	(1.42)	(1.45)	–	–	–	8.55

See accompanying notes.

138

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

			Ratio of		Ratio of Expenses to				Ratio of Net
		Net Assets, End of	Expenses to		Average Net Assets		Ratio of Gross		Investment Income
		Period (in	Average Net		(Excluding Interest		Expenses to Average		to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Expense and Fees)		Net Assets		Assets		Turnover Rate

(6.45	)%(d)	$5,558	1.60	%(e)	N/A		2.48%(e),(f)		(0.14	)%(e)	99.3	%(e)
(2.23)		5,469	1.60		N/A		2.70	(f)	0.63		62.8
(1.40	) (d)	4,054	1.60	(e)	N/A		6.49 (e)	,(f)	(0.25	) (e)	49.2	(e)

(6.32	) (d)	3,123	1.25	(e)	N/A		2.22 (e)	,(f)	0.25	(e)	99.3	(e)
(1.92)		4,319	1.25		N/A		2.35	(f)	0.95		62.8
(1.30	) (d)	3,454	1.25	(e)	N/A		6.33 (e)	,(f)	0.10	(e)	49.2	(e)

4.80	(d)	39,496	0.95	(e)	0.90 (e)	,(h)	0.96 (e)	,(f)	3.68	(e)	47.5	(e)
5.17		22,568	0.96		0.90	(h)	1.10	(f)	4.06		54.9
15.71		16,305	1.01		0.90	(h)	1.21	(f)	4.57		78.4
(7.53)		13,962	1.03		0.90	(h)	1.21	(f)	4.21		103.4
3.62	(d)	7,860	1.13	(e)	0.90 (e)	,(h)	3.23 (e)	,(f)	3.78	(e)	93.8	(e)

4.32	(d)	13,398	1.70	(e)	1.65 (e)	,(h)	1.84 (e)	,(f)	2.94	(e)	47.5	(e)
4.39		9,869	1.71		1.65	(h)	1.96	(f)	3.32		54.9
14.86		9,101	1.76		1.65	(h)	2.08	(f)	3.83		78.4
(8.22)		7,835	1.78		1.65	(h)	2.03	(f)	3.47		103.4
3.48	(d)	7,745	1.88	(e)	1.65 (e)	,(h)	3.93 (e)	,(f)	3.03	(e)	93.8	(e)

4.95	(d)	48,854	0.66	(e)	0.61 (e)	,(h)	0.66 (e)	,(f)	3.93	(e)	47.5	(e)
5.48		16,303	0.76		0.70	(h)	1.05	(f)	4.10		54.9
12.81	(d)	147	0.81	(e)	0.70 (e)	,(h)	61.41 (e)	,(f)	4.32	(e)	78.4	(e)

(11.97	) (d)	327	1.75	(e)	N/A		11.82 (e)	,(f)	(0.83	) (e)	49.2	(e)
(14.50) (d),(l)		210	1.75	(e)	N/A		8.96 (e)	,(f)	(0.50	) (e)	86.6	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 29, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from June 11, 2014, date shares first offered, through August 31, 2014.
(h)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(i)	Period from June 14, 2012, date shares first offered, through August 31, 2012.
(j)	Period from December 30, 2013, date shares first offered, through August 31, 2014.
(k)	Period from January 23, 2015, date shares first offered, through August 31, 2015.
(l)	During 2015, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

See accompanying notes.

139

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PREFERRED SECURITIES FUND
Class A shares
2016	(c)	$10.24	$0.24	($0.25)	($0.01)	($0.25)	($0.09)	($0.34)	$9.89
2015		10.56	0.50	(0.13)	0.37	(0.51)	(0.18)	(0.69)	10.24
2014		10.17	0.53	0.66	1.19	(0.53)	(0.27)	(0.80)	10.56
2013		10.36	0.54	(0.12)	0.42	(0.55)	(0.06)	(0.61)	10.17
2012		9.82	0.59	0.55	1.14	(0.57)	(0.03)	(0.60)	10.36
2011		9.86	0.59	–	0.59	(0.57)	(0.06)	(0.63)	9.82
Class C shares
2016	(c)	10.23	0.20	(0.25)	(0.05)	(0.21)	(0.09)	(0.30)	9.88
2015		10.55	0.42	(0.13)	0.29	(0.43)	(0.18)	(0.61)	10.23
2014		10.16	0.45	0.66	1.11	(0.45)	(0.27)	(0.72)	10.55
2013		10.35	0.46	(0.12)	0.34	(0.47)	(0.06)	(0.53)	10.16
2012		9.81	0.51	0.56	1.07	(0.50)	(0.03)	(0.53)	10.35
2011		9.85	0.51	0.01	0.52	(0.50)	(0.06)	(0.56)	9.81
Class P shares
2016	(c)	10.17	0.25	(0.25)	–	(0.26)	(0.09)	(0.35)	9.82
2015		10.50	0.52	(0.13)	0.39	(0.54)	(0.18)	(0.72)	10.17
2014		10.11	0.55	0.66	1.21	(0.55)	(0.27)	(0.82)	10.50
2013		10.30	0.56	(0.12)	0.44	(0.57)	(0.06)	(0.63)	10.11
2012		9.77	0.60	0.55	1.15	(0.59)	(0.03)	(0.62)	10.30
2011	(g)	10.04	0.54	(0.15)	0.39	(0.60)	(0.06)	(0.66)	9.77
REAL ESTATE ALLOCATION FUND
Class A shares
2016	(c)	9.62	0.15	(0.22)	(0.07)	(0.17)	–	(0.17)	9.38
2015	(i)	10.00	0.13	(0.44)	(0.31)	(0.07)	–	(0.07)	9.62
REAL ESTATE DEBT INCOME FUND
Class A shares
2016	(c)	9.75	0.16	(0.37)	(0.21)	(0.17)	–	(0.17)	9.37
2015	(i)	10.00	0.22	(0.26)	(0.04)	(0.21)	–	(0.21)	9.75
Class P shares
2016	(c)	9.76	0.17	(0.38)	(0.21)	(0.18)	–	(0.18)	9.37
2015	(k)	9.87	0.07	(0.07)	–	(0.11)	–	(0.11)	9.76

See accompanying notes.

140

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

			Ratio of				Ratio of Net
			Expenses to		Ratio of Gross		Investment Income
		Net Assets, End of	Average Net		Expenses to Average		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

(0.16)%	(d)	$816,552	1.08%	(e)	–%		4.76%	(e)	8.4%	(e)
3.67		712,591	1.07		–		4.79		16.9
12.35		846,597	1.05		–		5.18		20.1
3.96		1,108,540	1.07		1.07		5.11		31.5
12.20		1,139,496	1.06		1.06		5.94		22.9
6.04		798,143	1.10		1.10		5.80		16.8

(0.53	) (d)	793,751	1.81	(e)	–		4.03	(e)	8.4	(e)
2.90		772,501	1.82		–		4.05		16.9
11.52		806,937	1.81		–		4.43		20.1
3.21		911,340	1.81		1.81		4.37		31.5
11.38		887,524	1.82		1.82		5.18		22.9
5.26		669,953	1.85		1.85		5.06		16.8

(0.04	) (d)	1,262,335	0.83	(e)	0.83 (e)	,(f)	5.01	(e)	8.4	(e)
3.85		1,353,984	0.83		0.83	(f)	5.03		16.9
12.69		970,004	0.83		0.83	(f)	5.43		20.1
4.22		824,389	0.85		0.85	(f)	5.34		31.5
12.41		734,855	0.85		0.85	(f)	6.14		22.9
3.93	(d)	349,253	0.76	(e)	0.76 (e)	,(f)	5.86	(e)	16.8	(e)

(0.81	) (d)	478	0.50 (e)	,(h)	12.18 (e),(f)	,(h)	3.07	(e)	55.7	(e)
(3.10	) (d)	310	0.50 (e)	,(h)	31.38 (e),(f)	,(h)	2.01	(e)	33.5	(e)

(2.20	) (d)	21,573	1.00	(e)	1.01 (e)	,(f)	3.34	(e)	30.0	(e)
(0.39	) (d)	22,075	1.00	(e)	1.14 (e)	,(f)	3.29	(e)	42.2	(e)

(2.09) (d),(j)		193	0.75	(e)	8.09	(e)	3.55	(e)	30.0	(e)
(0.12) (d),(j)		112	0.75	(e)	205.06	(e)	3.56	(e)	42.2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 29, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from September 27, 2010, date shares first offered, through August 31, 2011.
(h)	Does not include expenses of the investment companies in which the Fund invests.
(i)	Period from December 31, 2014, date shares first offered, through August 31, 2015.
(j)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(k)	Period from June 15, 2015, date shares first offered, through August 31, 2015.

See accompanying notes.

141

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2016	(c)	$12.73	$0.17	($0.30)	($0.13)	($0.18)	($0.26)	($0.44)	$12.16
2015		14.34	0.37	(1.39)	(1.02)	(0.28)	(0.31)	(0.59)	12.73
2014		12.25	0.37	2.24	2.61	(0.26)	(0.26)	(0.52)	14.34
2013		10.46	0.34	1.80	2.14	(0.32)	(0.03)	(0.35)	12.25
2012		9.28	0.34	1.22	1.56	(0.38)	–	(0.38)	10.46
2011	(g)	10.00	0.06	(0.78)	(0.72)	–	–	–	9.28
Class C shares
2016	(c)	12.65	0.12	(0.30)	(0.18)	(0.13)	(0.26)	(0.39)	12.08
2015		14.26	0.26	(1.37)	(1.11)	(0.19)	(0.31)	(0.50)	12.65
2014		12.21	0.25	2.24	2.49	(0.18)	(0.26)	(0.44)	14.26
2013		10.48	0.23	1.81	2.04	(0.28)	(0.03)	(0.31)	12.21
2012	(h)	9.87	0.05	0.63	0.68	(0.07)	–	(0.07)	10.48
Class P shares
2016	(c)	12.90	0.19	(0.30)	(0.11)	(0.20)	(0.26)	(0.46)	12.33
2015		14.53	0.41	(1.40)	(0.99)	(0.33)	(0.31)	(0.64)	12.90
2014		12.40	0.41	2.27	2.68	(0.29)	(0.26)	(0.55)	14.53
2013		10.58	0.38	1.82	2.20	(0.35)	(0.03)	(0.38)	12.40
2012		9.38	0.38	1.23	1.61	(0.41)	–	(0.41)	10.58
2011	(g)	10.00	0.07	(0.69)	(0.62)	–	–	–	9.38

See accompanying notes.

142

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

			Ratio of				Ratio of Net
			Expenses to		Ratio of Gross		Investment Income
		Net Assets, End of	Average Net		Expenses to Average		to Average Net		Portfolio
Total Return(b)		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

(1.14)%	(d)	$144,218	1.22%	(e)	1.22%	(e)	2.65%	(e)	28.7%	(e)
(7.28)		167,966	1.18		1.18	(f)	2.69		29.3
21.70		175,636	1.20		1.20	(f)	2.70		18.2
20.85		109,770	1.26		1.26	(f)	2.89		18.5
17.30		16,660	1.40		1.60	(f)	3.42		19.1
(7.20)	(d)	3,697	1.40	(e)	7.11 (e)	,(f)	2.99	(e)	43.5	(e)

(1.55)	(d)	124,243	1.97	(e)	1.97 (e)	,(f)	1.90	(e)	28.7	(e)
(7.95)		133,541	1.97		1.97	(f)	1.90		29.3
20.71		100,066	2.01		2.01	(f)	1.86		18.2
19.75		20,427	2.15		2.27	(f)	1.88		18.5
6.89	(d)	192	2.15	(e)	179.47 (e)	,(f)	2.34	(e)	19.1	(e)

(0.98)	(d)	523,317	0.90	(e)	0.90 (e)	,(f)	2.97	(e)	28.7	(e)
(6.99)		567,704	0.90		0.90	(f)	2.97		29.3
22.01		492,384	0.94		0.94	(f)	2.91		18.2
21.17		32,430	1.00		1.11	(f)	3.17		18.5
17.70		5,288	1.00		1.97	(f)	3.69		19.1
(6.20) (d),(i)		110	1.02	(e)	211.90 (e)	,(f)	3.35	(e)	43.5	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 29, 2016.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from June 6, 2011, date shares first offered, through August 31, 2011.
(h)	Period from June 14, 2012, date shares first offered, through August 31, 2012.
(i)	During 2011, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

See accompanying notes.

143

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Real Estate Allocation Fund, the fund will indirectly bear its pro rata share of expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
			During Period				During Period
	Beginning	Ending	September 1,		Beginning	Ending	September 1,
	Account Value	Account Value	2015 to		Account Value	Account Value	2015 to	Annualized
	September 1,	February 29,	February 29,		September 1,	February 29,	February 29,	Expense
	2015	2016	2016	(a)	2015	2016	2016(a)	Ratio
Blue Chip Fund
Class A	$1,000.00	$959.16	$5.99		$1,000.00	$1,018.75	$6.17	1.23%
Class C	1,000.00	955.60	10.02		1,000.00	1,014.62	10.32	2.06
Class P	1,000.00	961.35	4.10		1,000.00	1,020.69	4.22	0.84

Credit Opportunities Explorer Fund
Class A	1,000.00	960.76	5.36		1,000.00	1,019.39	5.52	1.10

Diversified Real Asset Fund
Class A	1,000.00	901.05	5.91		1,000.00	1,018.65	6.27	1.25
Class C	1,000.00	898.00	9.44		1,000.00	1,014.92	10.02	2.00
Class P	1,000.00	901.38	4.77		1,000.00	1,019.84	5.07	1.01

Dynamic High Yield Explorer Fund
Class A	1,000.00	929.82	5.28		1,000.00	1,019.39	5.52	1.10

Global Multi-Strategy Fund
Class A	1,000.00	976.46	11.79		1,000.00	1,012.93	12.01	2.40
Class C	1,000.00	972.74	15.70		1,000.00	1,008.95	15.98	3.20
Class P	1,000.00	977.94	10.62		1,000.00	1,014.12	10.82	2.16

144

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
			During Period				During Period
	Beginning	Ending	September 1,		Beginning	Ending	September 1,
	Account Value	Account Value	2015 to		Account Value	Account Value	2015 to		Annualized
	September 1,	February 29,	February 29,		September 1,	February 29,	February 29,		Expense
	2015	2016	2016	(a)	2015	2016	2016	(a)	Ratio
Global Multi-Strategy Fund (Excluding Dividends and
Interest Expense on Shorts and Short Sale Fees and
Reverse Repurchase Agreement Expense)
Class A	$1,000.00	$976.50	$9.53		$1,000.00	$1,015.10	$9.77		1.94%
Class C	1,000.00	972.70	13.44		1,000.00	1,011.07	13.79		2.74
Class P	1,000.00	977.90	8.36		1,000.00	1,016.30	8.56		1.70

Global Opportunities Equity Hedged Fund
Class A	1,000.00	956.28	6.63	(b)	1,000.00	1,017.16	7.77		1.55
Class P	1,000.00	957.28	5.56	(b)	1,000.00	1,018.40	6.52		1.30

Global Opportunities Fund
Class A	1,000.00	951.58	7.28		1,000.00	1,017.40	7.52		1.50
Class C	1,000.00	947.91	10.90		1,000.00	1,013.67	11.26		2.25
Class P	1,000.00	952.92	5.05		1,000.00	1,019.69	5.22		1.04

International Small Company Fund
Class A	1,000.00	935.48	7.70		1,000.00	1,016.91	8.02		1.60
Class P	1,000.00	936.79	6.02		1,000.00	1,018.65	6.27		1.25

Opportunistic Municipal Fund
Class A	1,000.00	1,048.04	4.84		1,000.00	1,020.14	4.77		0.95
Class C	1,000.00	1,043.16	8.64		1,000.00	1,016.41	8.52		1.70
Class P	1,000.00	1,049.45	3.36		1,000.00	1,021.58	3.32		0.66

Opportunistic Municipal Fund (Excluding
Interest Expense and Fees)
Class A	1,000.00	1,048.00	4.58		1,000.00	1,023.33	4.53		0.90
Class C	1,000.00	1,043.20	8.38		1,000.00	1,016.56	8.31		1.65
Class P	1,000.00	1,049.50	3.11		1,000.00	1,021.79	3.07		0.61

Origin Emerging Markets Fund
Class A	1,000.00	880.33	8.18		1,000.00	1,016.16	8.77		1.75

Preferred Securities Fund
Class A	1,000.00	998.39	5.37		1,000.00	1,019.49	5.42		1.08
Class C	1,000.00	994.73	8.98		1,000.00	1,015.86	9.07		1.81
Class P	1,000.00	999.55	4.13		1,000.00	1,020.74	4.17		0.83

Real Estate Allocation Fund
Class A	1,000.00	991.90	2.48		1,000.00	1,022.38	2.51		0.50

Real Estate Debt Income Fund
Class A	1,000.00	977.95	4.92		1,000.00	1,019.89	5.02		1.00
Class P	1,000.00	979.08	3.69		1,000.00	1,021.13	3.77		0.75

Small-MidCap Dividend Income Fund
Class A	1,000.00	988.55	6.03		1,000.00	1,018.80	6.12		1.22
Class C	1,000.00	984.54	9.72		1,000.00	1,015.07	9.87		1.97
Class P	1,000.00	990.16	4.45		1,000.00	1,020.39	4.52		0.90

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (September 22, 2015, to February 29, 2016), multiplied by 161/366 (to reflect the period since inception).

145

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

			Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	121	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	121	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos Company	121	Hardin Construction
Director since 2008			Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice	121	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	121	Focus Products Group
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	121	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak	121	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director,	121	Charlotte Russe; Follet
Director since September 2015	Herman Miller Foundation;		Corporation; Herman
Member, Audit Committee	Formerly President, Herman		Miller, Inc.; PetSmart;
1962	Miller Healthcare		SpartanNash; Spectrum
			Health Systems

Daniel Pavelich	Retired.	121	None
Director since 2007
Member, Audit Committee
1944

146

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in	Other
Name,		Fund Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen	Held by Director
Year of Birth	During past 5 years	by Director	During Past 5 Years
Michael J. Beer	Chief Executive Officer, Principal Funds	121	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Director, PFD since 2015
Member, Executive Committee	Vice President/Mutual Funds and Broker
1961	Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (the “Manager”)
(2006-2015)
President & Chief Executive Officer,
the Manager since 2015
Executive Vice President/Chief Operating
Officer, the Manager (2008-2015)
Chair, the Manager since 2015
Director, Princor (2005-2015)
President, Princor (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS
since 2015

Nora M. Everett	Director, Edge Asset Management,	121	None
Director since 2008	Inc. (“Edge”) (2008-2011)
Chair	Director, Finisterre Capital LLP since
Member, Executive Committee	2011
1959	Director, Origin Asset Management
LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Director, PFD (2008-2011)
Senior Vice President/Retirement and
Investor Services, PLIC (2008-2015)
President/Retirement and Investor
Services, PLIC since 2015
Chairman, the Manager (2011-2015)
President, the Manager (2008-2015)
Director, the Manager (2008-2011)
Director, Princor (2008-2011, and
since 2015)
Chairman, Princor (2011-2015)
Chief Executive Officer, Princor
(2009-2015)
Chairman, PSS (2011-2015)
Director, PSS (2008-2011)

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

147

The following table presents officers of the Funds.

Name, Position Held with the Fund, Address, and Year of Birth

Randy L. Bergstrom Assistant Tax Counsel

711 High Street, Des Moines, IA 50392

1955

Jennifer A. Block

Assistant Counsel and Assistant

Secretary

711 High Street, Des Moines, IA 50392

1973

Tracy Bollin Chief Financial Officer

711 High Street, Des Moines, IA 50392

1970

Principal Occupation(s) During past 5 years

Counsel, Principal Global Investors, LLC (“PGI”)

Counsel, PLIC

Counsel, PFD (2009-2013),

Counsel, PLIC

Counsel, the Manager (2009-2013, 2014 - present)

Counsel, Princor (2009-2013)

Counsel, PSS (2009-2013)

Chief Financial Officer, PFA (2010-2015) Senior Vice President, PFD since 2015, Chief Financial Officer, PFD since 2010

Senior Vice President, the Manager since 2015 Chief Financial Officer, the Manager (2010-2015) Director, the Manager since 2015

Chief Financial Officer, Princor (2010-2015) Director, PSS since 2015 President, PSS since 2015 Chief Financial Officer, PSS (2010-2015)

David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960	Senior Vice President, PFD Chief Compliance Officer-Funds, PLIC since 2016 Vice President/Compliance, PLIC Senior Vice President, the Manager Senior Vice President, Princor Senior Vice President, PSS

Teresa M. Button Treasurer 711 High Street, Des Moines, IA 50392 1963

Vice President/Treasurer, Edge since 2011 Vice President/Treasurer, PFA since 2011

Vice President/Treasurer, PFD since 2011 Vice President/Treasurer, PGI since 2011 Vice President/Treasurer, PLIC since 2011

Vice President/Treasurer, the Manager since 2011 Vice President/Treasurer, Post since 2011 Vice President/Treasurer, Principal-REI since 2011

Vice President/Treasurer, Princor since 2011 Vice President/Treasurer, PSS since 2011 Treasurer, Spectrum since 2011

Carolyn F. Kolks Assistant Tax Counsel

711 High Street, Des Moines, IA 50392

1962

Layne A. Rasmussen Vice President and Controller

711 High Street, Des Moines, IA 50392

1958

Greg Reymann Assistant Counsel

711 High Street, Des Moines, IA 50392

1958

Counsel, PGI

Counsel, PLIC

Vice President/Controller – Principal Funds, the Manager

Assistant General Counsel, PLIC since 2014 Assistant General Counsel, the Manager since 2015

VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset Management, Inc. (“TAM”) (2010-2012)

Assistant General Counsel, Transamerica Asset Management Group (2013-2014) Vice President/CFTC Principal, TAM (2013-2014)

148

Name, Position Held with the Fund, Address, and Year of Birth

Teri R. Root

Deputy Chief Compliance Officer 711 High Street, Des Moines, IA 50392

1979

Britney L. Schnathorst

Assistant Counsel

711 High Street, Des Moines, IA 50392

1981

Adam U. Shaikh Assistant Counsel

711 High Street, Des Moines, IA 50392

1972

Principal Occupation(s) During past 5 years

Vice President and Chief Compliance Officer, the Manager since 2015

Compliance Officer, the Manager (2010-2013)

Vice President, PSS since 2015

Counsel, PLIC since 2013

Prior thereto, Attorney in Private Practice

Counsel, PFD (2006-2013) Counsel, PLIC

Counsel, the Manager (2007-2013, 2014 - present) Counsel, Princor (2007-2013) Counsel, PSS (2007-2013)

Dan Westholm Assistant Treasurer 711 High Street, Des Moines, IA 50392 1966

Assistant Vice President/Treasury, PFA since 2013 Director – Treasury, PFA (2011-2013)

Assistant Vice President/Treasury, PFD since 2013 Director – Treasury, PFD (2011-2013) Assistant Vice President/Treasury, PLIC since 2014

Director – Treasury, PLIC (2007-2014) Director – Treasury, the Manager (2003-2013) Assistant Vice President/Treasury, the Manager since 2013

Assistant Vice President/Treasury, Princor since 2013 Director – Treasury, Princor (2008-2009, 2011-2013)

Assistant Vice President/Treasury, PSS since 2013 Director – Treasury, PSS (2007-2013)

Beth Wilson Vice President and Secretary 711 High Street, Des Moines, IA 50392 1956 Clint Woods Counsel 711 High Street, Des Moines, IA 50392 1961

Director and Secretary – Funds, PLIC

Vice President, the Manager (2007-2013)

Vice President, Associate General Counsel, Governance Officer, and Assistant Corporate Secretary, the Manager since 2015

Associate General Counsel, AEGON USA Investment Management, LLC (2003 - 2012)

Assistant General Counsel, Assistant Corporate Secretary, Governance Officer, PLIC (2013-2015)

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 31, 2015, and the Statement of Additional Information dated December 31, 2015. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

149

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

150

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) an amended and restated subadvisory agreement with Principal Global Investors LLC (“PGI”) and an amended and restated management agreement with Principal Management Corporation (the “Manager”) related to the addition of the SystematEx Large Value Fund; (2) an amended and restated subadvisory agreement with PGI and an amended and restated management agreement with the Manager related to the addition of the SystematEx International Fund; (3) an amended and restated subadvisory agreement with PGI and an amended and restated management agreement with the Manager related to the addition of the Global Opportunities Equity Hedged Fund; and (4) the annual review and renewal of the Management Agreement between PFI and the Manager and various sub-advisory agreements for all Funds.

SystematEx Large Value Fund Advisory Agreements

On June 9, 2015, the Board met to consider, on behalf of the newly established SystematEx Large Value Fund (the “Fund”), the approval of: (1) an amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with other PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the management agreements for the other PFI funds and series of Principal Variable Contracts Funds, Inc. (“PVC”), the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisers for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for PFI and the PFI funds and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadviser currently provides subadvisory services for other PFI funds and series of PVC, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadviser based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadviser to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the hypothetical back-tested one-year, three-year and five-year performance (net of proposed fees) as of March 31, 2015 of the proposed strategy that will be employed by the Subadviser in managing the Fund’s portfolio, as compared to a relevant benchmark index and to a relevant Morningstar category, and the hypothetical back-tested performance (net of proposed fees) of the same strategy for each of the last four calendar years, as compared to the relevant benchmark index and the relevant Morningstar category. The Board concluded, based on the information provided, that the Subadviser is well qualified.

151

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Subadviser. The Board also received information from the Manager, based on data supplied by Lipper Inc. (“Lipper”), comparing the proposed management fee to advisory fees of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fee proposed to be paid to the Subadviser, the Board noted that the Manager compensates the Subadviser, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadviser’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Subadviser’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 30, 2016. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadviser. The Board noted that the Subadviser may use soft dollars and that the Subadviser’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

SystematEx International Fund Advisory Agreements

On June 9, 2015, the Board met to consider, on behalf of the newly established SystematEx International Fund (the “Fund”), the approval of: (1) an amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with other PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

152

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the management agreements for the other PFI funds and series of PVC, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisers for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for PFI and the PFI funds and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadviser currently provides subadvisory services for other PFI funds and series of PVC, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadviser based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadviser to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the hypothetical back-tested one-year, three-year and five-year performance (net of proposed fees) as of March 31, 2015 of the proposed strategy that will be employed by the Subadviser in managing the Fund’s portfolio, as compared to a relevant benchmark index and to a relevant Morningstar category, and the hypothetical back-tested performance (net of proposed fees) of the same strategy for each of the last four calendar years, as compared to the relevant benchmark index and the relevant Morningstar category. The Board concluded, based on the information provided, that the Subadviser is well qualified.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Subadviser. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fee to advisory fees of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fee proposed to be paid to the Subadviser, the Board noted that the Manager compensates the Subadviser, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadviser’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Subadviser’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 30, 2016. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadviser. The Board noted that the Subadviser may use soft dollars and that the Subadviser’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees were reasonable.

153

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Global Opportunities Equity Hedged Fund Advisory Agreements

On June 9, 2015, the Board met to consider, on behalf of the newly established Global Opportunities Equity Hedged Fund (the “Fund”), the approval of: (1) an amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with other PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the management agreements for the other PFI funds and series of PVC, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisers for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for PFI and the PFI funds and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadviser currently provides subadvisory services for other PFI funds and series of PVC, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadviser based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadviser to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year and since-inception (September 1, 2013) performance returns as of March 31, 2015 of the Subadviser in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index, a relevant blended index that will be used for the purpose of due diligence monitoring and two relevant Morningstar categories, and the historical annual performance returns of the Subadviser in the same composite for the last calendar year, as compared to the relevant benchmark index, the relevant blended index and the two relevant Morningstar categories. The Board concluded, based on the information provided, that the Subadviser is well qualified.

154

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees, taking into consideration the complexities of the investment strategy and the objective of the Fund. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Subadviser. The Board also received information from the Manager, based on data supplied by Lipper, comparing the proposed management fee to advisory fees of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fee proposed to be paid to the Subadviser, the Board noted that the Manager compensates the Subadviser, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Subadviser’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 30, 2016. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadviser. The Board noted that the Subadviser may use soft dollars and that the Subadviser’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 16, 2015 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements of sixteen series of PFI having a fiscal year end of 8/31 (each series is referred to as a “Fund”).

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Board”), to annually review and consider the continuation of: (1) the Management Agreement between the Manager and PFI, on behalf the Funds (2) the Subadvisory Agreements between the Manager and each of AQR Capital Management, LLC /CNH Partners, LLC; BlackRock Financial Management, Inc.; Brookfield Investment Management Inc.; Cliffwater LLC, Credit Suisse Asset Management, LLC; Edge Asset Management, Inc. (“Edge”); Finisterre Capital LLP (“Finisterre”); Fischer Francis Trees & Watts, Inc.; Graham Capital Management, L.P.; KLS Diversified Asset Management LP; Jennison Associates LLC; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Macquarie Capital Investment Management LLC; Mellon Capital Management Corporation; Origin Asset Management LP (“Origin”); Pictet Asset Management SA; PGI; Principal Real Estate Investors, LLC (“Principal-REI”); Spectrum Asset Management, Inc. (“Spectrum”); Symphony Asset Management LLC; Tortoise Capital Advisors, LLC; Wellington Management Company LLP; and York Registered Holdings, L.P. The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Board, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

155

Nature, Extent and Quality of Services Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreements, including administrative services. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board noted that the Manager’s process emphasizes the selection of Principal-affiliated subadvisers that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadviser to manage all of a portion of a Fund’s portfolio when deemed necessary or appropriate based on a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Subadvisers, the Board considered the due diligence process developed by the Manager for purposes of selecting a highly qualified unaffiliated subadviser for a Fund and for monitoring and replacing unaffiliated Subadvisers. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisers’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisers to the Funds under the Subadvisory Agreements are satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended May 31, 2015 and the blended investment return (50%/50%) of the three- and five-year periods ended May 31, 2015, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisers that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period, respectively, noting that certain Funds had commenced operations recently and, accordingly, no performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Subadvisers for multi-manager Funds, that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund. The Board considered the Manager’s due diligence process for evaluating performance applied to all Funds and all Subadvisers, from which they received regular reporting, and, for unaffiliated Subadvisers, concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisers at the appropriate time, if necessary.

Investment Management Fees

The Board considered each Fund’s management fee. The Board received information, based on data supplied by Lipper, comparing each Fund’s (1) contractual management fee at current asset levels and at theoretical asset levels, (2) actual (after any fee waivers) management fee at average fiscal-year asset levels, (3) actual non-management fees at average fiscal-year asset levels, and (4) actual total expense ratio (including, as applicable, acquired fund fees and expenses) at average fiscal-year asset levels for Class A shares, where available, to advisory fees and expense ratios of mutual funds in a peer group selected by Lipper, or for one Fund, a custom peer group recommended by the Manager and reviewed by the Board (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds as well as other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. For most Funds, actual management fees were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better.

156

With specific regard to the Bond Market Index Fund, although the contractual management fee, the actual management fee and the total net expense ratio on the basis of Institutional Class shares are higher than third quartile (99%, 99% and 80%, respectively) for the Expense Group, the Board concluded that the Management Agreement should be renewed, based upon all relevant factors, including the explanation provided by the Manager for the lower ranking in the Expense Group (i.e., unusual circumstances of certain funds in the Expense Group), the competitiveness of the Fund’s total expense ratio (69%) when compared to the Expense Universe and that although the ranking of the Fund’s performance in its Morningstar peer group was in the third quartile for each of the three-year and blended three- and five-year periods ended May 31, 2015 (65% and 63%, respectively), the Fund’s performance relative to the target index met expectations for each of the three-year and blended three- and five-year periods ended May 31, 2015.

Considering all factors they deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2014. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisers Edge, Finisterre, Origin, PGI, Principal-REI, and Spectrum, and the aggregated return on revenue to the Manager and its affiliates. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also noted the new breakpoints being offered by management for three Funds. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the Bond Market Index Fund and the International Equity Index Fund do not include breakpoints. Although their management fee schedules do not include breakpoints, the Board noted that each of these Funds has a relatively low basis point fee (25 basis points or less) on all Fund assets.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund the Board considered the subadvisory fees, noting that the Manager compensates each Subadviser from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisers, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadviser. The Board considered the profitability of the affiliated Subadvisers in conjunction with its review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisers

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadviser from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

157

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Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Investing involves risk, including possible loss of principal.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV674-06 | © 2016 Principal Financial Services, Inc. | 02/2016 | t1020904bp

Class S Shares

Principal Capital Securities Fund

Semiannual Report

February 29, 2016

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Princor Financial Services Corporation

Principal Trust Company

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Principal Green Property Fund Employees II, LLC

Principal Real Estate Debt Fund I, LP

Principal Real Estate Debt Fund, GP, LLC

Edge Asset Management, Inc. / Spectrum Asset Management, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

First Dental Health

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to:

  people who own or apply for our products or services for personal use.
  employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to safeguard personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, when applicable, credit reports, property values and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values and balances.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we collect when you visit our websites.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group for several reasons, including:

  to assist us in servicing your account;
  to help design and improve products;
  to protect against potential identity theft or unauthorized transactions;
  in response to a subpoena or for other legal purposes;
  to prevent fraud;
  to comply with inquiries from government agencies or other regulators;
  with others that service your account, or that perform services on our behalf;
  with others with whom we may have joint marketing agreements. These include financial services companies (such as other insurance companies, banks or mutual fund companies); and
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

MM 2458-13

01/2016

F445PS-15

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

To contact us, please call 1-800-986-3343.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws. If a state’s privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

MM 2458-13

01/2016

F456PS-15

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following

companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Princor Financial Services Corporation

Principal Trust Company

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Principal Green Property Fund Employees II, LLC

Principal Real Estate Debt Fund I, LP

Principal Real Estate Debt Fund, GP, LLC

Edge Asset Management, Inc. / Spectrum Asset Management, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal National Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

First Dental Health

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to individual residents of California who:

  own or apply for our products or services for personal use.
  are employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to protect personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, credit reports and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we receive when you visit our websites.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group or with others for several reasons, including:

  to assist us in servicing your account;
  to help design and improve products;
  to protect against potential identity theft or unauthorized transactions;
  in response to a subpoena or for other legal purposes;
  to prevent fraud;
  to comply with inquiries from government agencies or other regulators;
  with others that service your account, or that perform services on our behalf; or
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

BB 9338-12

01/2016

F445CA-12

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

To contact us, please call 1-800-986-3343.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law. Our privacy practices comply with all applicable laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

BB 9338-12

01/2016

F445CA-12

Table of Contents

Financial Statements	1
Notes to Financial Statements	4
Schedules of Investments	9
Financial Highlights (Includes performance information)	12
Shareholder Expense Example	14
Supplemental Information	15

	STATEMENT OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	February 29, 2016 (unaudited)

		Capital
Amounts in thousands, except per share amounts	Securities Fund
Investment in securities--at cost		$200,842
Assets
Investment in securities--at value		$189,107
Receivables:
Dividends and interest		2,691
Expense reimbursement from Manager		10
Fund shares sold		1,651
Prepaid transfer agent fees		2
	Total Assets	193,461
Liabilities
Accrued directors' expenses		1
Accrued professional fees		18
Accrued other expenses		3
Cash overdraft		122
Payables:
Dividends payable		902
Fund shares redeemed		490
	Total Liabilities	1,536
Net Assets Applicable to Outstanding Shares		$191,925
Net Assets Consist of:
Capital shares and additional paid-in-capital		$204,000
Accumulated undistributed (overdistributed) net investment income (loss)		(23)
Accumulated undistributed (overdistributed) net realized gain (loss)		(317)
Net unrealized appreciation (depreciation) of investments		(11,735)
	Total Net Assets	$191,925
Capital Stock (par value: $.01 per share):
Shares authorized		500,000
Net Asset Value Per Share:
Class S: Net Assets		$191,925
Shares Issued and Outstanding		20,487
Net Asset Value per share		$9.37

See accompanying notes.

1

STATEMENT OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 29, 2016 (unaudited)

Capital
Amounts in thousands	Securities Fund
Net Investment Income (Loss)
Income:
Dividends	$521
Withholding tax	(4)
Interest	4,383
Total Income	4,900
Expenses:
Registration fees - Class S	21
Shareholder reports - Class S	2
Transfer agent fees - Class S	9
Custodian fees	1
Directors' expenses	2
Professional fees	14
Other expenses	1
Total Gross Expenses	50
Less: Reimbursement from Manager - Class S	50
Total Net Expenses	–
Net Investment Income (Loss)	4,900

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions	(104)
Change in unrealized appreciation/depreciation of:
Investments	(9,350)
Net Realized and Unrealized Gain (Loss) on Investments	(9,454)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,554)

See accompanying notes.

2

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		Capital Securities Fund

		Period Ended	Year Ended
		February 29, 2016	August 31, 2015
Operations
Net investment income (loss)		$4,900	$5,184
Net realized gain (loss) on investments		(104)	(213)
Change in unrealized appreciation/depreciation of investments		(9,350)	(2,658)
	Net Increase (Decrease) in Net Assets Resulting from Operations	(4,554)	2,313

Dividends and Distributions to Shareholders
From net investment income		(5,198)	(4,983)
From net realized gain on investments		–	(35)
From tax return of capital		–	(256)
	Total Dividends and Distributions	(5,198)	(5,274)

Capital Share Transactions
Net increase (decrease) in capital share transactions		68,297	68,943
	Total Increase (Decrease) in Net Assets	58,545	65,982

Net Assets
Beginning of period		133,380	67,398
End of period (including undistributed net investment income as set forth below)		$191,925	$133,380
Undistributed (overdistributed) net investment income (loss)		$(23)	$275

	Class S
Capital Share Transactions:
Period Ended February 29, 2016
Dollars:
Sold	$78,790
Reinvested	4,546
Redeemed	(15,039)
Net Increase (Decrease)	$68,297
Shares:
Sold	8,041
Reinvested	468
Redeemed	(1,542)
Net Increase (Decrease)	6,967
Year Ended August 31, 2015
Dollars:
Sold	$81,091
Reinvested	4,792
Redeemed	(16,940)
Net Increase (Decrease)	$68,943
Shares:
Sold	8,071
Reinvested	479
Redeemed	(1,691)
Net Increase (Decrease)	6,859

Distributions:
Period Ended February 29, 2016
From net investment income $	(5,198)
From net realized gain on
investments	–
Total Dividends and Distributions $	(5,198)
Year Ended August 31, 2015
From net investment income $	(4,935)
From net realized gain on
investments	(35)
From tax return of capital	(304)
Total Dividends and Distributions $	(5,274)

See accompanying notes.

3

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Capital Securities Fund (the “fund”) are presented herein.

Capital Securities Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The fund was an investment company at all times during the period. The fund has not provided financial support, and is not contractually required to provide financial support to any investee.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Capital Securities Fund values securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The fund records dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities.

Expenses. Expenses directly attributed to the fund are charged to the fund. Other Fund expenses not directly attributed to the fund are apportioned among the registered investment companies managed by the Manager.

Distributions to Shareholders. Dividends and distributions to shareholders of Capital Securities Fund are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales and certain preferred securities. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because Capital Securities Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 29, 2016, Capital Securities Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years 2014 – 2015. No examinations are in progress at this time.

4

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

2. Significant Accounting Policies (Continued)

Foreign Taxes. The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund as a reduction of income. This amount is shown as withholding tax on foreign dividends on the statement of operations.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, Capital Securities Fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended February 29, 2016, Capital Securities Fund did not borrow from the Facility. Capital Securities Fund loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statement of operations. The interest received is included in interest on the statement of operations.

In addition, the fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. Capital Securities Fund did not borrow against the line of credit during the period ended February 29, 2016.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

4. Fair Valuation

Fair value is defined as the price that the fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund uses various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments).

Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

5

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

4. Fair Valuation (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors of the Fund. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the fund (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

6

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

4. Fair Valuation (Continued)

The beginning of the period timing recognition has been adopted for the significant transfers between levels of the fund’s assets and liabilities. During the year, there were no purchases, sales, or transfers into or out of Level 3. The table below includes transfers from Level 2 to Level 1 at February 29, 2016 due to the resumption of trading for previous thinly traded securities:

Capital Securities Fund    $ 840,625

The following is a summary of the inputs used as of February 29, 2016 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Capital Securities Fund
Bonds*		$—	$154,831	$—	$154,831
Convertible Bonds*		—	453	—	453
Investment Companies*		12,830	—	—	12,830
Preferred Stocks
Communications		—	7,044	—	7,044
Financial		5,957	6,945	—	12,902
Utilities		1,047	—	—	1,047
	Total investments in securities $	19,834	$169,273	$—	$189,107

*For additional detail regarding sector classifications, please see the Schedule of Investments.

5. Management Agreement and Transactions with Affiliates

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for the fund. The reductions and reimbursements are in amounts that maintain total operating expenses at 0.00%. The limit is expressed as a percentage of average daily net assets on an annualized basis during the reporting period. It is expected that the expense limit will continue permanently.

The fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.

Amounts owed to Capital Securities Fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as an expense reimbursement from Manager.

6. Investment Transactions

For the period ended February 29, 2016, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the fund was as follows (amounts in thousands):

	Purchases	Sales
Capital Securities Fund	$65,237	$9,837

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 29, 2016 and August 31, 2015 were as follows (amounts in thousands):

	Ordinary Income Tax Return of Capial
	2015	2014		2015	2014
Capital Securities Fund	$5,198	$5,018	$	— $	256

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

7

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of August 31, 2015, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):

Total
		Net Unrealized	Other	Accumulated
	Accumulated	Appreciation	Temporary	Earnings
	Capital Loss	(Depreciation)	Differences*	(Deficit)
Capital Securities Fund	$(213)	$(2,433)	$323	$(2,323)

*Represents book-to-tax accounting differences.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the fund. At August 31, 2015, the fund had approximate net capital loss carryforwards as follows (amounts in thousands):

	Short-Term	Long-Term	Total
Capital Securities Fund	$59	$154	$213

Capital losses will be carried forward with no expiration and with the character of the loss retained.

Reclassification of Capital Accounts. The fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the funds’ distributions may be shown in the accompanying statement of changes in net assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2015, the fund recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Capital Securities Fund	$256	$—	$(256)

Federal Income Tax Basis. At February 29, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Capital Securities Fund	$548	$(12,332)	$(11,784)	$200,891

8. Subsequent Events. Management has evaluated events and transactions that have occurred through the date the financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

8

Schedule of Investments
Capital Securities Fund
February 29, 2016 (unaudited)

INVESTMENT COMPANIES - 6.68%	Shares Held	Value (000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 6.68%
Goldman Sachs Financial Square Funds -	12,829,664	$12,830		Banks (continued)
Government Fund				KeyCorp Capital III
				7.75%, 07/15/2029	$1,500	$1,768
TOTAL INVESTMENT COMPANIES		$12,830		Lloyds Banking Group PLC
				7.50%, 04/30/2049(a),(c)	4,300	4,021
PREFERRED STOCKS - 10.94%	Shares Held	Value (000	's)
				M&T Bank Corp
Banks- 6.30%				6.45%, 12/29/2049(a),(c)	1,300	1,368
CoBank ACB 6.13% (a)	6,000	567		Morgan Stanley
CoBank ACB 6.20% (a)	10,000	1,002		5.55%, 12/29/2049(a),(c)	1,500	1,455
CoBank ACB 6.25% (a),(b)	38,800	3,982		National Australia Bank Ltd/New York
Fifth Third Bancorp (a)	123,534	3,494		8.00%, 09/29/2049(a)	600	609
M&T Bank Corp 6.38%; Series C (a)	1,928	1,961		Nordea Bank AB
Valley National Bancorp (a)	40,000	1,094		5.50%, 09/29/2049(a),(b),(c)	400	368
		$12,100		5.50%, 09/29/2049(a),(c)	1,600	1,471
				6.13%, 12/29/2049(a),(b),(c)	1,000	893
Electric - 0.55%
Georgia Power Co 6.50% (a)	10,000	1,047		PNC Financial Services Group Inc/The
				6.75%, 07/29/2049(a),(c)	1,700	1,819
				Royal Bank of Scotland Group PLC
Insurance - 0.42%				7.50%, 12/29/2049(a),(c)	1,300	1,173
XLIT Ltd (a)	1,000	802		7.64%, 03/29/2049(a),(c)	1,000	973
				8.00%, 12/29/2049(a),(c)	1,000	913
				Societe Generale SA
Telecommunications - 3.67%				5.92%, 04/29/2049(a),(b),(c)	800	786
Centaur Funding Corp 9.08% (b)	5,929	7,044
				7.88%, 12/29/2049(a),(b),(c)	1,000	890
				8.00%, 12/29/2049(a),(b),(c)	200	183
TOTAL PREFERRED STOCKS		$20,993		8.25%, 09/29/2049(a),(c)	1,250	1,230

	Principal			Standard Chartered PLC
BONDS- 80.67%	Amount (000's)	Value (000	's)	6.50%, 12/29/2049(a),(c)	1,500	1,191
Banks- 46.17%				SunTrust Capital III
Banco Bilbao Vizcaya Argentaria SA				1.16%, 03/15/2028(c)	1,600	1,259
9.00%, 05/29/2049(a)	$600	$611		UBS Group AG
Bank of America Corp				6.87%, 12/29/2049(a),(c)	5,700	5,301
6.50%, 10/29/2049(a),(c)	600	612		US Bancorp
Bank of New York Mellon Corp/The				5.12%, 12/29/2049(a),(c)	2,000	2,007
4.95%, 12/29/2049(a),(c)	2,000	1,956		Wells Fargo & Co
Barclays Bank PLC				7.98%, 12/31/2049(a),(c)	2,400	2,469
7.75%, 04/10/2023(c)	1,400	1,418				$88,611
10.18%, 06/12/2021	900	1,161
Barclays PLC				Diversified Financial Services - 2.17%
6.63%, 06/29/2049(a),(c)	636	534		Charles Schwab Corp/The
				7.00%, 02/28/2049(a),(c)	2,813	3,182
BNP Paribas SA
7.20%, 06/29/2049(a),(b)	3,300	3,547		Depository Trust & Clearing Corp/The
				4.88%, 12/29/2049(a),(b),(c)	1,000	974
7.37%, 12/29/2049(a),(b),(c)	1,000	935
BPCE SA						$4,156
12.50%, 08/29/2049 (a),(c)	2,500	3,065		Electric - 3.79%
Citigroup Inc				Electricite de France SA
6.13%, 12/29/2049(a),(c)	6,000	5,910		5.25%, 01/29/2049(a),(b),(c)	200	174
Citizens Financial Group Inc				5.25%, 01/29/2049(a),(c)	2,300	1,998
5.50%, 12/29/2049(a),(b),(c)	5,000	4,677		Integrys Holding Inc
Cooperatieve Rabobank UA				6.11%, 12/01/2066(c)	1,300	1,002
4.38%, 08/04/2025	6,000	6,031		NextEra Energy Capital Holdings Inc
8.40%, 11/29/2049(a),(c)	2,000	2,077		6.35%, 10/01/2066(c)	4,500	3,127
11.00%, 12/29/2049 (a),(c)	1,100	1,298		RWE AG
11.00%, 12/29/2049 (a),(b),(c)	1,400	1,652		7.00%, 10/12/2072(c)	1,000	972
Corestates Capital III						$7,273
1.19%, 02/15/2027(b),(c)	2,000	1,600
Credit Agricole SA				Hand & Machine Tools - 0.32%
8.13%, 12/29/2049(a),(b),(c)	1,100	1,023		Stanley Black &Decker Inc
8.38%, 12/31/2049(a),(b),(c)	2,250	2,436		5.75%, 12/15/2053	600	622
Credit Suisse Group AG
6.25%, 12/29/2049(a),(b),(c)	1,000	892
				Insurance - 21.29%
7.50%, 12/29/2049(a),(b),(c)	4,500	4,332
				ACE Capital Trust II
Dresdner Funding Trust I				9.70%, 04/01/2030	2,570	3,651
8.15%, 06/30/2031(b)	400	450
				Allstate Corp/The
8.15%, 06/30/2031	1,100	1,230		5.75%, 08/15/2053(c)	300	299
Goldman Sachs Group Inc/The
5.70%, 12/29/2049(a),(c)	1,000	957		Aon Corp
				8.21%, 01/01/2027	1,000	1,215
HSBC Capital Funding LP/Jersey
10.18%, 12/29/2049 (a),(c)	3,400	4,926		AXA SA
				8.60%, 12/15/2030	2,400	3,114
10.18%, 12/29/2049 (a),(b),(c)	700	1,014
				Catlin Insurance Co Ltd
JPMorgan Chase & Co				7.25%, 07/29/2049(a),(b)	1,500	1,170
6.75%, 01/29/2049(a),(c)	2,000	2,120
				Chubb Corp/The
				6.38%, 03/29/2067(c)	3,600	2,898

See accompanying notes

9

     Schedule of Investments Capital Securities Fund February 29, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		CONVERTIBLE BONDS - 0.24%	Amount (000's) Value (000's)

Insurance (continued)			Banks - 0.24%
Dai-ichi Life Insurance Co Ltd/The			ING Groep NV
5.10%, 10/29/2049(a),(b),(c)	$100	$104	6.50%, 12/29/2049(a),(c)	$500	$453
Everest Reinsurance Holdings Inc
6.60%, 05/01/2067(c)	1,600	1,376	TOTAL CONVERTIBLE BONDS		$453
Glen Meadow Pass-Through Trust			Total Investments		$189,107
6.51%, 02/12/2067(b),(c)	3,900	2,876	Other Assets in Excess of Liabilities, Net - 1.47%		$2,818
Great-West Life & Annuity Insurance Capital			TOTAL NET ASSETS - 100.00%		$191,925
LP
6.63%, 11/15/2034(b)	1,200	1,378
Hartford Financial Services Group Inc/The			(a)	Perpetual security. Perpetual securities pay an indefinite stream of
8.13%, 06/15/2068(c)	500	535	interest, but they may be called by the issuer at an earlier date.
Liberty Mutual Group Inc			(b)	Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 03/07/2067(b),(c)	300	265	1933. These securities may be resold in transactions exempt from
7.80%, 03/07/2087(b)	700	766	registration, normally to qualified institutional buyers. At the end of the
Liberty Mutual Insurance Co			period, the value of these securities totaled $51,628 or 26.90% of net
7.70%, 10/15/2097(b)	1,100	1,367	assets.
Lincoln National Corp			(c)	Variable Rate. Rate shown is in effect at February 29, 2016.
6.05%, 04/20/2067(c)	1,100	715
7.00%, 05/17/2066(c)	1,300	848
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045(b),(c)	1,000	1,038	Portfolio Summary (unaudited)
MetLife Capital Trust IV			Sector		Percent
7.88%, 12/15/2067(b)	1,800	2,052	Financial		76.59%
MetLife Capital Trust X			Exchange Traded Funds		6.68%
9.25%, 04/08/2068(b)	900	1,170	Industrial		5.11%
MetLife Inc			Utilities		4.34%
5.25%, 12/29/2049(a),(c)	1,600	1,508	Communications		4.19%
10.75%, 08/01/2069	500	739	Energy		1.62%
Nationwide Financial Services Inc			Other Assets in Excess of Liabilities, Net		1.47%
6.75%, 05/15/2087	500	495	TOTAL NET ASSETS		100.00%
Nippon Life Insurance Co
5.00%, 10/18/2042(b),(c)	1,525	1,590
PartnerRe Finance II Inc
6.44%, 12/01/2066(c)	1,000	1,009
Prudential Financial Inc
5.63%, 06/15/2043(c)	2,800	2,766
Prudential PLC
7.75%, 01/29/2049(a)	2,000	2,015
Reinsurance Group of America Inc
3.18%, 12/15/2065(c)	2,000	1,440
Voya Financial Inc
5.65%, 05/15/2053(c)	1,600	1,486
XLIT Ltd
6.50%, 12/31/2049(a),(c)	1,400	980
		$40,865

Miscellaneous Manufacturers - 1.96%
General Electric Co
5.00%, 12/29/2049(a),(c)	3,703	3,759

Pipelines - 1.62%
Enterprise Products Operating LLC
7.03%, 01/15/2068(c)	1,700	1,661
TransCanada PipeLines Ltd
6.35%, 05/15/2067(c)	200	128
Transcanada Trust
5.63%, 05/20/2075(c)	1,600	1,316
		$3,105

Telecommunications - 0.52%
Koninklijke KPN NV
7.00%, 03/28/2073(c)	1,000	1,003

Transportation - 2.83%
BNSF Funding Trust I
6.61%, 12/15/2055(c)	5,000	5,437

TOTAL BONDS		$154,831

See accompanying notes

10

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11

		FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends		Total
		Value,	Investment	and Unrealized	Total From	from Net	Tax Return	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	of Capital	and	Value End
		of Period	(Loss)(a)	Investments	Operations	Income	Distribution	Distributions	of Period
CAPITAL SECURITIES FUND
Class S shares
2016	(b)	$9.87	$0.28	($0.49)	($0.21)	($0.29)	$–	($0.29)	$9.37
2015		10.12	0.57	(0.24)	0.33	(0.56)	(0.02)	(0.58)	9.87
2014	(f)	10.00	0.25	0.06	0.31	(0.19)	–	(0.19)	10.12

See accompanying notes.

12

FINANCIAL HIGHLIGHTS (continued)
PRINCIPAL FUNDS, INC.
(unaudited)

					Ratio of Net
		Net Assets, End	Ratio of Expenses		Investment Income		Portfolio
		of Period (in	to Average Net		to Average Net		Turnover
Total Return		thousands)	Assets		Assets		Rate

(2.20)%(c)		$191,925	0.00%(d),(e)		5.80	%(d)	12.6	%(d)

3.34		133,380	0.00	(e)	5.73		10.2

3.12	(c)	67,398	0.00 (d)	,(e)	5.38	(d)	16.9	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 29, 2016.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from March 14, 2014, date shares first offered, through August 31, 2014.

See accompanying notes.

13

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
February 29, 2016 (unaudited)

As a shareholder of Capital Securities Fund, you may incur ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Capital Securities Fund shares may only be purchased through wrap programs. Such programs may impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
			During Period			During Period
	Beginning	Ending	September 1,	Beginning	Ending	September 1,
	Account Value	Account Value	2015 to	Account Value	Account Value	2015 to
	September 1,	February 29,	February 29,	September 1,	February 29,	February 29,	Annualized
	2015	2016	2016 (a)	2015	2016	2016 (a)	Expense Ratio

Capital Securities Fund
Class S	$1,000.00	$978.02	$–	$1,00.00	$1,024.86	$–	–%

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

14

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

			Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	121	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	121	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos Company	121	Hardin Construction
Director since 2008			Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice	121	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	121	Focus Products Group
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	121	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak	121	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director,	121	Charlotte Russe; Follet
Director since September 2015	Herman Miller Foundation;		Corporation; Herman
Member, Audit Committee	Formerly President, Herman		Miller, Inc.; PetSmart;
1962	Miller Healthcare		SpartanNash; Spectrum
			Health Systems

Daniel Pavelich	Retired.	121	None
Director since 2007
Member, Audit Committee
1944

15

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in	Other
Name,		Fund Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen	Held by Director
Year of Birth	During past 5 years	by Director	During Past 5 Years
Michael J. Beer	Chief Executive Officer, Principal Funds	121	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Director, PFD since 2015
Member, Executive Committee	Vice President/Mutual Funds and Broker
1961	Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (the “Manager”)
(2006-2015)
President & Chief Executive Officer,
the Manager since 2015
Executive Vice President/Chief Operating
Officer, the Manager (2008-2015)
Chair, the Manager since 2015
Director, Princor (2005-2015)
President, Princor (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS
since 2015

Nora M. Everett	Director, Edge Asset Management,	121	None
Director since 2008	Inc. (“Edge”) (2008-2011)
Chair	Director, Finisterre Capital LLP since
Member, Executive Committee	2011
1959	Director, Origin Asset Management
LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Director, PFD (2008-2011)
Senior Vice President/Retirement and
Investor Services, PLIC (2008-2015)
President/Retirement and Investor
Services, PLIC since 2015
Chairman, the Manager (2011-2015)
President, the Manager (2008-2015)
Director, the Manager (2008-2011)
Director, Princor (2008-2011, and
since 2015)
Chairman, Princor (2011-2015)
Chief Executive Officer, Princor
(2009-2015)
Chairman, PSS (2011-2015)
Director, PSS (2008-2011)

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

16

The following table presents officers of the Funds.

Name, Position Held with the Fund,

Address, and Year of Birth

Randy L. Bergstrom Assistant Tax Counsel

711 High Street, Des Moines, IA 50392

1955

Jennifer A. Block

Assistant Counsel and Assistant Secretary

711 High Street, Des Moines, IA 50392

1973

Tracy Bollin Chief Financial Officer

711 High Street, Des Moines, IA 50392

1970

Principal Occupation(s) During past 5 years

Counsel, Principal Global Investors, LLC (“PGI”)

Counsel, PLIC

Counsel, PFD (2009-2013)

Counsel, PLIC

Counsel, the Manager (2009-2013, 2014 - present)

Counsel, Princor (2009-2013) Counsel, PSS (2009-2013)

Chief Financial Officer, PFA (2010-2015) Senior Vice President, PFD since 2015

Chief Financial Officer, PFD since 2010 Senior Vice President, the Manager since 2015 Chief Financial Officer, the Manager (2010-2015) Director, the Manager since 2015

Chief Financial Officer, Princor (2010-2015) Director, PSS since 2015 President, PSS since 2015 Chief Financial Officer, PSS (2010-2015)

David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960	Senior Vice President, PFD Chief Compliance Officer-Funds, PLIC since 2016 Vice President/Compliance, PLIC Senior Vice President, the Manager Senior Vice President, Princor Senior Vice President, PSS

Teresa M. Button Treasurer 711 High Street, Des Moines, IA 50392 1963

Vice President/Treasurer, Edge since 2011 Vice President/Treasurer, PFA since 2011

Vice President/Treasurer, PFD since 2011 Vice President/Treasurer, PGI since 2011 Vice President/Treasurer, PLIC since 2011 Vice President/Treasurer, the Manager since 2011

Vice President/Treasurer, Post since 2011 Vice President/Treasurer, Principal-REI since 2011 Vice President/Treasurer, Princor since 2011

Vice President/Treasurer, PSS since 2011 Treasurer, Spectrum since 2011

Carolyn F. Kolks Assistant Tax Counsel

711 High Street, Des Moines, IA 50392

1962

Layne A. Rasmussen Vice President and Controller

711 High Street, Des Moines, IA 50392

1958

Greg Reymann Assistant Counsel

711 High Street, Des Moines, IA 50392

1958

Counsel, PGI

Counsel, PLIC

Vice President/Controller – Principal Funds, the Manager

Assistant General Counsel, PLIC since 2014 Assistant General Counsel, the Manager since 2015

VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset Management, Inc. (“TAM”) (2010-2012)

Assistant General Counsel, Transamerica Asset Management Group (2013-2014) Vice President/CFTC Principal, TAM (2013-2014)

17

Name, Position Held with the Fund, Address, and Year of Birth

Teri R. Root

Deputy Chief Compliance Officer 711 High Street, Des Moines, IA 50392

1979

Britney L. Schnathorst

Assistant Counsel

711 High Street, Des Moines, IA 50392

1981

Adam U. Shaikh Assistant Counsel

711 High Street, Des Moines, IA 50392

1972

Principal Occupation(s) During past 5 years

Vice President and Chief Compliance Officer, the Manager since 2015

Compliance Officer, the Manager (2010-2013) Vice President, PSS since 2015

Counsel, PLIC since 2013

Prior thereto, Attorney in Private Practice

Counsel, PFD (2006-2013) Counsel, PLIC

Counsel, the Manager (2007-2013, 2014 - present)

Counsel, Princor (2007-2013) Counsel, PSS (2007-2013)

Dan Westholm Assistant Treasurer 711 High Street, Des Moines, IA 50392 1966

Assistant Vice President/Treasury, PFA since 2013 Director – Treasury, PFA (2011-2013)

Assistant Vice President/Treasury, PFD since 2013 Director – Treasury, PFD (2011-2013) Assistant Vice President/Treasury, PLIC since 2014

Director – Treasury, PLIC (2007-2014) Director – Treasury, the Manager (2003-2013) Assistant Vice President/Treasury, the Manager since 2013

Assistant Vice President/Treasury, Princor since 2013 Director – Treasury, Princor (2008-2009, 2011-2013)

Assistant Vice President/Treasury, PSS since 2013 Director – Treasury, PSS (2007-2013)

Beth Wilson Vice President and Secretary 711 High Street, Des Moines, IA 50392 1956 Clint Woods Counsel 711 High Street, Des Moines, IA 50392 1961

Director and Secretary – Funds, PLIC

Vice President, the Manager (2007-2013)

Vice President, Associate General Counsel, Governance Officer, and Assistant Corporate Secretary, the Manager since 2015

Associate General Counsel, AEGON USA Investment Management, LLC (2003 - 2012)

Assistant General Counsel, Assistant Corporate Secretary, Governance Officer, PLIC (2013-2015)

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 31, 2015, and the Statement of Additional Information dated December 31, 2015. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

18

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

19

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) an amended and restated subadvisory agreement with Principal Global Investors LLC (“PGI”) and an amended and restated management agreement with Principal Management Corporation (the “Manager”) related to the addition of the SystematEx Large Value Fund; (2) an amended and restated subadvisory agreement with PGI and an amended and restated management agreement with the Manager related to the addition of the SystematEx International Fund; (3) an amended and restated subadvisory agreement with PGI and an amended and restated management agreement with the Manager related to the addition of the Global Opportunities Equity Hedged Fund; and (4) the annual review and renewal of the Management Agreement between PFI and the Manager and various sub-advisory agreements for all Funds.

SystematEx Large Value Fund Advisory Agreements

On June 9, 2015, the Board met to consider, on behalf of the newly established SystematEx Large Value Fund (the “Fund”), the approval of: (1) an amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with other PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the management agreements for the other PFI funds and series of Principal Variable Contracts Funds, Inc. (“PVC”), the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisers for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for PFI and the PFI funds and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadviser currently provides subadvisory services for other PFI funds and series of PVC, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadviser based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadviser to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the hypothetical back-tested one-year, three-year and five-year performance (net of proposed fees) as of March 31, 2015 of the proposed strategy that will be employed by the Subadviser in managing the Fund’s portfolio, as compared to a relevant benchmark index and to a relevant Morningstar category, and the hypothetical back-tested performance (net of proposed fees) of the same strategy for each of the last four calendar years, as compared to the relevant benchmark index and the relevant Morningstar category. The Board concluded, based on the information provided, that the Subadviser is well qualified.

20

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Subadviser. The Board also received information from the Manager, based on data supplied by Lipper Inc. (“Lipper”), comparing the proposed management fee to advisory fees of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fee proposed to be paid to the Subadviser, the Board noted that the Manager compensates the Subadviser, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadviser’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Subadviser’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 30, 2016. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadviser. The Board noted that the Subadviser may use soft dollars and that the Subadviser’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

SystematEx International Fund Advisory Agreements

On June 9, 2015, the Board met to consider, on behalf of the newly established SystematEx International Fund (the “Fund”), the approval of: (1) an amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with other PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

21

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the management agreements for the other PFI funds and series of PVC, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisers for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for PFI and the PFI funds and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadviser currently provides subadvisory services for other PFI funds and series of PVC, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadviser based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadviser to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the hypothetical back-tested one-year, three-year and five-year performance (net of proposed fees) as of March 31, 2015 of the proposed strategy that will be employed by the Subadviser in managing the Fund’s portfolio, as compared to a relevant benchmark index and to a relevant Morningstar category, and the hypothetical back-tested performance (net of proposed fees) of the same strategy for each of the last four calendar years, as compared to the relevant benchmark index and the relevant Morningstar category. The Board concluded, based on the information provided, that the Subadviser is well qualified.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Subadviser. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fee to advisory fees of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fee proposed to be paid to the Subadviser, the Board noted that the Manager compensates the Subadviser, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadviser’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Subadviser’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 30, 2016. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadviser. The Board noted that the Subadviser may use soft dollars and that the Subadviser’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees were reasonable.

22

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Global Opportunities Equity Hedged Fund Advisory Agreements

On June 9, 2015, the Board met to consider, on behalf of the newly established Global Opportunities Equity Hedged Fund (the “Fund”), the approval of: (1) an amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with other PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the management agreements for the other PFI funds and series of PVC, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisers for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for PFI and the PFI funds and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadviser currently provides subadvisory services for other PFI funds and series of PVC, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadviser based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadviser to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year and since-inception (September 1, 2013) performance returns as of March 31, 2015 of the Subadviser in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index, a relevant blended index that will be used for the purpose of due diligence monitoring and two relevant Morningstar categories, and the historical annual performance returns of the Subadviser in the same composite for the last calendar year, as compared to the relevant benchmark index, the relevant blended index and the two relevant Morningstar categories. The Board concluded, based on the information provided, that the Subadviser is well qualified.

23

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees, taking into consideration the complexities of the investment strategy and the objective of the Fund. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Subadviser. The Board also received information from the Manager, based on data supplied by Lipper, comparing the proposed management fee to advisory fees of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fee proposed to be paid to the Subadviser, the Board noted that the Manager compensates the Subadviser, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Subadviser’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 30, 2016. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadviser. The Board noted that the Subadviser may use soft dollars and that the Subadviser’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 16, 2015 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements of sixteen series of PFI having a fiscal year end of 8/31 (each series is referred to as a “Fund”).

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Board”), to annually review and consider the continuation of: (1) the Management Agreement between the Manager and PFI, on behalf the Funds (2) the Subadvisory Agreements between the Manager and each of AQR Capital Management, LLC /CNH Partners, LLC; BlackRock Financial Management, Inc.; Brookfield Investment Management Inc.; Cliffwater LLC, Credit Suisse Asset Management, LLC; Edge Asset Management, Inc. (“Edge”); Finisterre Capital LLP (“Finisterre”); Fischer Francis Trees & Watts, Inc.; Graham Capital Management, L.P.; KLS Diversified Asset Management LP; Jennison Associates LLC; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Macquarie Capital Investment Management LLC; Mellon Capital Management Corporation; Origin Asset Management LP (“Origin”); Pictet Asset Management SA; PGI; Principal Real Estate Investors, LLC (“Principal-REI”); Spectrum Asset Management, Inc. (“Spectrum”); Symphony Asset Management LLC; Tortoise Capital Advisors, LLC; Wellington Management Company LLP; and York Registered Holdings, L.P. The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Board, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

24

Nature, Extent and Quality of Services Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreements, including administrative services. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board noted that the Manager’s process emphasizes the selection of Principal-affiliated subadvisers that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadviser to manage all of a portion of a Fund’s portfolio when deemed necessary or appropriate based on a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Subadvisers, the Board considered the due diligence process developed by the Manager for purposes of selecting a highly qualified unaffiliated subadviser for a Fund and for monitoring and replacing unaffiliated Subadvisers. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisers’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisers to the Funds under the Subadvisory Agreements are satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended May 31, 2015 and the blended investment return (50%/50%) of the three- and five-year periods ended May 31, 2015, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisers that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period, respectively, noting that certain Funds had commenced operations recently and, accordingly, no performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Subadvisers for multi-manager Funds, that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund. The Board considered the Manager’s due diligence process for evaluating performance applied to all Funds and all Subadvisers, from which they received regular reporting, and, for unaffiliated Subadvisers, concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisers at the appropriate time, if necessary.

Investment Management Fees

The Board considered each Fund’s management fee. The Board received information, based on data supplied by Lipper, comparing each Fund’s (1) contractual management fee at current asset levels and at theoretical asset levels, (2) actual (after any fee waivers) management fee at average fiscal-year asset levels, (3) actual non-management fees at average fiscal-year asset levels, and (4) actual total expense ratio (including, as applicable, acquired fund fees and expenses) at average fiscal-year asset levels for Class A shares, where available, to advisory fees and expense ratios of mutual funds in a peer group selected by Lipper, or for one Fund, a custom peer group recommended by the Manager and reviewed by the Board (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds as well as other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. For most Funds, actual management fees were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better.

25

With specific regard to the Bond Market Index Fund, although the contractual management fee, the actual management fee and the total net expense ratio on the basis of Institutional Class shares are higher than third quartile (99%, 99% and 80%, respectively) for the Expense Group, the Board concluded that the Management Agreement should be renewed, based upon all relevant factors, including the explanation provided by the Manager for the lower ranking in the Expense Group (i.e., unusual circumstances of certain funds in the Expense Group), the competitiveness of the Fund’s total expense ratio (69%) when compared to the Expense Universe and that although the ranking of the Fund’s performance in its Morningstar peer group was in the third quartile for each of the three-year and blended three- and five-year periods ended May 31, 2015 (65% and 63%, respectively), the Fund’s performance relative to the target index met expectations for each of the three-year and blended three- and five-year periods ended May 31, 2015.

Considering all factors they deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2014. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisers Edge, Finisterre, Origin, PGI, Principal-REI, and Spectrum, and the aggregated return on revenue to the Manager and its affiliates. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also noted the new breakpoints being offered by management for three Funds. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the Bond Market Index Fund and the International Equity Index Fund do not include breakpoints. Although their management fee schedules do not include breakpoints, the Board noted that each of these Funds has a relatively low basis point fee (25 basis points or less) on all Fund assets.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund the Board considered the subadvisory fees, noting that the Manager compensates each Subadviser from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisers, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadviser. The Board considered the profitability of the affiliated Subadvisers in conjunction with its review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisers

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadviser from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

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Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT * ASSET ALLOCATION EXPERTISE * RETIREMENT LEADERSHIP

Investing involves risk, including possible loss of pinricpal.

This semiannual report is published as general information for the shareholders of Principal Funds.  This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds.  Investors should read the prospectus carefully before investing.  To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV908-01 | © 2016 Principal Financial Services, Inc. | 02/2016 | t16020904g7

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 4/14/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 4/14/2016

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 4/14/2016